UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
$826,993	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$286

		TOTAL CAPITAL GOODS			286

DIVERSIFIED FINANCIALS - 0.0%
2,588,000		Credit Suisse Group Guernsey V Ltd	4.000	03/29/13	3,393

		TOTAL DIVERSIFIED FINANCIALS			3,393

FOOD & STAPLES RETAILING - 0.0%
800	i	Marfrig Alimentos S.A.	1.000	07/15/15	40

		TOTAL FOOD & STAPLES RETAILING			40

REAL ESTATE - 0.0%
22,352		Kiwi Income Property Trust	8.950	12/20/14	20

		TOTAL REAL ESTATE			20

		TOTAL CORPORATE BONDS			3,739

		(Cost $2,898)

GOVERNMENT BONDS 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	304

		TOTAL U.S. TREASURY SECURITIES			304

		TOTAL GOVERNMENT BONDS			304

		(Cost $304)

		TOTAL BONDS			4,043

		(Cost $3,202)

EQUITY-LINKED NOTES - 0.0%

BANKS - 0.0%
14,899,365	*,m	Deutsche Bank, First Bank of Nigeria plc	0.000	04/04/18	1,341

		TOTAL BANKS			1,341

DIVERSIFIED FINANCIALS - 0.0%
221,577	*	Deutsche Bank, John Keells	0.000	07/05/19	392

		TOTAL DIVERSIFIED FINANCIALS			392

		TOTAL EQUITY-LINKED NOTES			1,733

		(Cost $1,450)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.6%
104,085		Actron Technology Corp	$257
34,200		Aisan Industry Co Ltd	271
594,422	*,e	Aisin Seiki Co Ltd	16,929
103,500	e	Akebono Brake Industry Co Ltd	459
63,778	e	Allison Transmission Holdings, Inc	1,283
1,190,016	*,e	American Axle & Manufacturing Holdings, Inc	13,411
211,675		Amtek Auto Ltd	355
359,768		Amtek India Ltd	658
44,900		APM Automotive Holdings BHD	73
11,259	*	Asahi India Glass Ltd	15
21,161		AtlasBX Co Ltd	649
252,625	e	Autoliv, Inc	15,655
187,052	*,e	Autoliv, Inc (ADR)	11,551
71,600		Autometal S.A.	671
5,249	*	Autoneum Holding AG.	264
144,703		Bajaj Holdings and Investment Ltd	5,016
279,193		Bayerische Motoren Werke AG.	20,473
460		Bayerische Motoren Werke AG. (Preference)	24
87,562		Bharat Forge Ltd	507
1,178,862	*	BorgWarner, Inc	81,470
43,807		Brembo S.p.A.	443
1,017,738		Bridgestone Corp	23,604
6,938,200	*,e	Brilliance China Automotive Holdings Ltd	7,603
724,900	*,e	Byd Co Ltd	1,258
562,000	e	Calsonic Kansei Corp	2,165
1,665,000	e	Chaowei Power Holdings Ltd	909
2,551,904		Cheng Shin Rubber Industry Co Ltd	6,682
2,106,000		China Motor Corp	2,023
37,756		Cie Automotive Sa	263
65,607		Compagnie Plastic-Omnium S.A.	1,633
176,573		Continental AG.	17,317
317,082		Cooper Tire & Rubber Co	6,082
94,880		Dae Won Kang Up Co Ltd	579
36,000	e	Daido Metal Co Ltd	265
736,653	*,e	Daihatsu Motor Co Ltd	12,274
820,448		Daimler AG. (Reg)	39,821
616,542		Dana Holding Corp	7,583
1,665,177	*	Delphi Automotive plc	51,620
815,778		Denso Corp	25,632
203,000		Depo Auto Parts Ind Co Ltd	445

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,600		Dong Ah Tire & Rubber Co Ltd	$135
3,880,500		Dongfeng Motor Group Co Ltd	4,509
17,800		Dongyang Mechatronics Corp	202
87,734	*,e	Dorman Products, Inc	2,764
308,900		Double Coin Holdings Ltd	161
2,274,800		Drb-Hicom BHD	1,729
68,676	e	Drew Industries, Inc	2,075
31,000	*	Eagle Industry Co Ltd	197
46,757	e	ElringKlinger AG.	1,240
38,882		Exedy Corp	772
352,958		Exide Industries Ltd	1,024
327,977	*	Exide Technologies	1,017
77,285	e	Faurecia	1,278
39,200		FCC Co Ltd	630
844,710		Federal Corp	653
84,949	*	Federal Mogul Corp (Class A)	777
312,650		Fiat S.p.A.	1,672
146,720	e	Fleetwood Corp Ltd	1,540
17,307,442		Ford Motor Co	170,651
151,608		Ford Otomotiv Sanayi AS	1,569
56,812	*,e	Fuel Systems Solutions, Inc	977
784,452		Fuji Heavy Industries Ltd	6,536
67,797	*,e	Futaba Industrial Co Ltd	274
5,570,000	e	Geely Automobile Holdings Ltd	2,098
1,643,479	*	General Motors Co	37,389
85,268,000	*,e	General Motors Co	0	^
7,950,000	*	General Motors Co	0	^
18,507,434	*	General Motors Co	0	^
35,983,677	*	General Motors Co	0	^
40,684,487	*	General Motors Co	0	^
4,230,271	*,e	General Motors Co	0	^
6,062,000	*	General Motors Co	0	^
26,439,191	*	General Motors Co	0	^
722,689	*,e	General Motors Co	0	^
24,057,000	*	General Motors Co	0	^
205,515	e	Gentex Corp	3,496
107,525	*	Gentherm, Inc	1,338
4,809,353		GKN plc	16,722
26,240		Global & Yuasa Battery Co Ltd	1,151
1,037		Goodyear Lastikleri Turk AS.	33
638,978	*	Goodyear Tire & Rubber Co	7,789
27,795		Grammer AG.	550
2,074,000	e	Great Wall Motor Co Ltd	5,441
3,396,766		Guangzhou Automobile Group Co Ltd	2,222
106,580		Halla Climate Control Corp	2,197
59,950		Hanil E-Wha Co Ltd	523
114,420		Hankook Tire Co Ltd	4,283
403,052		Harley-Davidson, Inc	17,077
86,440		Hero Honda Motors Ltd	3,078
2,325,197		Honda Motor Co Ltd	71,861
73,884		Hu Lane Associate, Inc	127
17,797		Hudaco Industries Ltd	239

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,260		Hwa Shin Co Ltd	$190
118,822		Hyundai Mobis	33,033
309,596		Hyundai Motor Co	69,832
58,033		Hyundai Motor Co Ltd (2nd Preference)	4,034
35,000		Hyundai Motor Co Ltd (Preference)	2,260
38,463		Hyundai Wia Corp	6,455
417,800		IMMSI S.p.A.	211
2,240,586		Isuzu Motors Ltd	10,797
289,500	*,m	Jinan Qingqi Motorcycle Co	64
1,166,969		Johnson Controls, Inc	31,975
331,896	e	Kayaba Industry Co Ltd	1,179
191,700	e	Keihin Corp	2,266
1,504,811		Kenda Rubber Industrial Co Ltd	1,872
583,267		Kia Motors Corp	36,240
58,000	e	Kinugawa Rubber Industrial Co Ltd	305
78,196	*	Koito Manufacturing Co Ltd	903
44,510		Kolao Holdings	691
72,810	*	Kumho Tire Co, Inc	983
62,290	e	Landi Renzo S.p.A.	116
606,790		Lear Corp	22,931
85,606		Leoni AG.	3,205
89,698		Linamar Corp	1,931
431,577	e	Magna International, Inc (Class A)	18,662
572,517		Mahindra & Mahindra Ltd	9,363
17,550		Mando Corp	2,420
145,382	*	Martinrea International, Inc	1,044
67,923		Maruti Udyog Ltd	1,737
3,761,142	*	Mazda Motor Corp	4,390
63,240		Metair Investments Ltd	212
688,281		Michelin (C.G.D.E.) (Class B)	53,894
1,188,000		Minth Group Ltd	1,248
47,000		Mitsuba Corp	313
1,921,376	*,e	Mitsubishi Motors Corp	1,772
187,968	*,e	Modine Manufacturing Co	1,387
58,860		Motonic Corp	587
6,168		MRF Ltd	1,200
27,000	e	Musashi Seimitsu Industry Co Ltd	496
627,643		Nan Kang Rubber Tire Co Ltd	873
2,037		Nexen Corp	141
41,427		Nexen Tire Corp	723
165,613		NGK Spark Plug Co Ltd	1,742
173,596	*	NHK Spring Co Ltd	1,492
11,800	e	Nidec-Tosok Corp	95
105,851	e	Nifco, Inc	2,440
78,000		Nippon Seiki Co Ltd	781
4,368,904	e	Nissan Motor Co Ltd	37,182
94,941		Nissan Shatai Co Ltd	1,063
47,400	e	Nissin Kogyo Co Ltd	619
135,626	*,e	NOK Corp	2,174
37,076	e	Nokian Renkaat Oyj	1,513
848,000	*,m	Norstar Founders Group Ltd	0	^
24,910		Otokar Otobus Karoseri Sanayi AS	558

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,000	*	Pacific Industrial Co Ltd	$229
64,845	e	Peugeot S.A.	512
180,127		Piaggio & C S.p.A.	410
428,938	e	Pirelli & C S.p.A.	4,629
183,300		Plascar Participacoes Industriais S.A.	94
161,032		Porsche AG.	9,650
539,410	e	Press Kogyo Co Ltd	2,158
30,691,100		PT Astra International Tbk	23,656
2,810,500		PT Gajah Tunggal Tbk	665
1,724,250		PT Multistrada Arah Sarana Tbk	72
348,000		PT Selamat Sempurna Tbk	91
59,763		Pyeong Hwa Automotive Co Ltd	927
8,342,000	e	Qingling Motors Co Ltd	1,853
1,293,710		Renault S.A.	60,618
116,000		Riken Corp	427
15,340		S&T Daewoo Co Ltd	283
75,040		S&T Dynamics Co Ltd	870
52,563	*	SAF-Holland S.A.	319
162,900	e	Sanden Corp	490
27,700		Sanoh Industrial Co Ltd	180
1,463,920		Sanyang Industry Co Ltd	1,005
24,810		Sejong Industrial Co Ltd	330
22,556	e	Shiloh Industries, Inc	253
229,100	*,e	Showa Corp	2,019
55,230		SL Corp	801
7,139		Societe Fonciere Financiere et de Participations FFP	273
59,256		Sogefi S.p.A.	151
475,700		Somboon Advance Technology PCL	443
129,557		Spartan Motors, Inc	648
1,336,100		Sri Trang Agro-Industry PCL	671
48,450	*	Ssangyong Motor Co	224
120,789	e	Standard Motor Products, Inc	2,225
196,695		Stanley Electric Co Ltd	2,912
99,389	*	Stoneridge, Inc	494
574,903		Sumitomo Rubber Industries, Inc	6,837
9,500		Sundram Fasteners Ltd	8
26,745		Sungwoo Hitech Co Ltd	343
116,443	e	Superior Industries International, Inc	1,990
230,153		Suzuki Motor Corp	4,470
2,289,653		T RAD Co Ltd	5,042
56,000		Ta Yih Industrial Co Ltd	97
24,000		Tachi-S Co Ltd	407
15,400	*	Taiho Kogyo Co Ltd	153
42,100	*,e	Takata Corp	756
210,400		TAN Chong Motor Holdings BHD	321
2,119,913		Tata Motors Ltd	10,800
22,200		Teikoku Piston Ring Co Ltd	259
307,767	*	Tenneco, Inc	8,617
1,564,065	*,e	Tesla Motors, Inc	45,796
54,401		Thor Industries, Inc	1,976
2,050,000	e	Tianneng Power International Ltd	1,241
207,663	e	Tokai Rika Co Ltd	2,914

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50,500		Tokai Rubber Industries, Inc	$482
788,975		Tong Yang Industry Co Ltd	775
80,500		Topre Corp	680
27,273	*	Tower International, Inc	210
441,000		Toyo Tire & Rubber Co Ltd	1,107
167,670	e	Toyoda Gosei Co Ltd	3,358
80,963	*,e	Toyota Boshoku Corp	840
149,793		Toyota Industries Corp	4,193
6,258,437	*	Toyota Motor Corp	245,389
465,875	*	TRW Automotive Holdings Corp	20,363
106,300		TS Tech Co Ltd	1,708
14,700		Tube Investments Of India	48
143,601		Tung Thih Electronic Co Ltd	346
482,066		TVS Motor Co Ltd	386
346,433		TYC Brother Industrial Co Ltd	143
1,747,982		UMW Holdings BHD	5,709
40,200		Unipres Corp	890
151,603		Valeo S.A.	7,008
62,300	*	Visteon Corp	2,770
195,333		Volkswagen AG.	32,742
193,260		Volkswagen AG. (Preference)	35,337
124,871	*,e	Winnebago Industries, Inc	1,577
2,230,785	e	Xinyi Glass Holdings Co Ltd	1,031
299,172	e	Yamaha Motor Co Ltd	2,611
347,000		Yokohama Rubber Co Ltd	2,564
247,300		Yorozu Corp	3,860
1,113,258		Yulon Motor Co Ltd	2,231

		TOTAL AUTOMOBILES & COMPONENTS	1,730,749

BANKS - 6.1%
78,923	e	1st Source Corp	1,758
105,897	*,e	1st United Bancorp, Inc	683
1,353,030		77 Bank Ltd	5,609
61,517	*	Aareal Bank AG.	1,264
394,697		ABSA Group Ltd	6,585
27,382	e	Access National Corp	374
843,800		Affin Holdings BHD	928
33,442,000	e	Agricultural Bank of China	12,939
16,300	e	Aichi Bank Ltd	943
2,455,199		Akbank TAS	9,703
821,285		Albaraka Turk Katilim Bankasi AS	623
22,185	e	Alliance Financial Corp	892
1,281,000		Alliance Financial Group BHD	1,712
672,380	*	Alpha Bank S.A.	1,432
315,270	*,m	Amagerbanken AS	0	^
28,900	e	American National Bankshares, Inc	653
118,558	*,e	Ameris Bancorp	1,493
36,973	e	Ames National Corp	771
152,554		Andhra Bank	325
541,290	*,m	Anglo Irish Bank Corp plc	0	^
323,000		Aomori Bank Ltd	1,018
10,931,884		Aozora Bank Ltd	33,430

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

159,469		Apollo Residential Mortgage	$3,515
48,382	e	Arrow Financial Corp	1,210
211,260		Associated Banc-Corp	2,782
314,747	e	Astoria Financial Corp	3,110
548,061	*	Asya Katilim Bankasi AS	604
66,448		Attijariwafa Bank	2,494
4,335,143		Australia & New Zealand Banking Group Ltd	110,787
431,721	e	Awa Bank Ltd	2,785
2,636,261	e	Banca Carige S.p.A.	2,552
12,033,378		Banca Intesa S.p.A.	18,349
3,972,541		Banca Intesa S.p.A. RSP	5,153
4,345,524	e	Banca Monte dei Paschi di Siena S.p.A.	1,262
617,917		Banca Popolare dell’Emilia Romagna Scrl	3,339
9,144,560		Banca Popolare di Milano	4,806
429,796		Banca Popolare di Sondrio SCARL	2,540
41,199	e	Bancfirst Corp	1,770
149,683		Banche Popolari Unite Scpa	555
133,611		Banco ABC Brasil S.A.	797
4,845,929	e	Banco Bilbao Vizcaya Argentaria S.A.	38,127
593,076	*	Banco BPI S.A.	578
3,412,846		Banco Bradesco S.A. (Preference)	54,831
5,251,395	*,e	Banco Comercial Portugues S.A.	432
59,788		Banco Davivienda S.A.	721
81,800		Banco Daycoval S.A.	440
23,663,935		Banco de Chile	3,308
62,924		Banco de Credito e Inversiones	3,969
3,016,575		Banco de Oro Universal Bank	4,685
437,694	e	Banco de Sabadell S.A.	1,176
1,353,622		Banco do Brasil S.A.	16,559
362,381		Banco do Estado do Rio Grande do Sul	3,082
340,773		Banco Espirito Santo S.A.	247
157,300		Banco Industrial e Comercial S.A.	552
4,382,800	*	Banco Itau Holding Financeira S.A.	66,134
109,437	e	Banco Latinoamericano de Exportaciones S.A. (Class E)	2,417
53,700		Banco Panamericano S.A.	135
48,639		Banco Pine S.A.	353
17,561	*	Banco Pine S.A. (ADR)	127
307,828		Banco Popolare Scarl	461
3,511,260	e	Banco Popular Espanol S.A.	7,687
1,164,744		Banco Santander Brasil S.A.	8,515
10,677,357		Banco Santander Central Hispano S.A.	79,700
87,589,015		Banco Santander Chile S.A.	6,195
429,074		BanColombia S.A.	6,294
56,000	e	BanColombia S.A. (ADR)	3,344
242,975		BanColombia S.A. (Preference)	3,599
453,671	e	Bancorpsouth, Inc	6,687
72,500		Bangkok Bank PCL	456
262,400		Bangkok Bank PCL (ADR)	1,650
1,770,700		Bangkok Bank PCL (Foreign)	11,533
25,210		Bank Handlowy w Warszawie S.A.	693
203,261		Bank Hapoalim Ltd	725
623,764		Bank Leumi Le-Israel	1,748

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

235,638		Bank Millennium S.A.	$285
184,798	e	Bank Mutual Corp	841
2,022,900		Bank of Ayudhya PCL	2,062
91,966		Bank of Baroda	1,389
145,380,000		Bank of China Ltd	55,031
20,955,372	e	Bank of Communications Co Ltd	14,135
4,572,364		Bank of Cyprus Public Co Ltd	1,357
1,172,624	e	Bank of East Asia Ltd	4,375
54,502		Bank of Hawaii Corp	2,486
144,720		Bank of India	852
37,816,800	*	Bank of Ireland	4,689
29,200		Bank of Iwate Ltd	1,401
895,183		Bank of Kaohsiung	281
23,933	e	Bank of Kentucky Financial Corp	664
523,125	e	Bank of Kyoto Ltd	4,426
27,704	e	Bank of Marin Bancorp	1,178
3,090		Bank of Montreal	182
978,838	e	Bank of Montreal (Toronto)	57,848
345,000		Bank of Nagoya Ltd	1,210
1,940,414	e	Bank of Nova Scotia	106,426
28,300		Bank of Okinawa Ltd	1,247
398,855	*	Bank of Queensland Ltd	3,124
184,541		Bank of Saga Ltd	448
105,704		Bank of the Ozarks, Inc	3,644
1,617,091		Bank of the Philippine Islands	3,087
92,600	e	Bank of the Ryukyus Ltd	1,205
1,247,763		Bank of Yokohama Ltd	5,933
191,094		Bank Pekao S.A.	9,427
15,901,500		Bank Rakyat Indonesia	12,325
95,506	e	BankFinancial Corp	839
613,655	*,e	Bankia SAU	1,027
806,667	e	Bankinter S.A.	3,505
20,987		BankUnited	516
80,134		Banner Corp	2,172
4,321		Banque Cantonale Vaudoise	2,240
13,532	e	Bar Harbor Bankshares	484
45,191,872		Barclays plc	156,933
2,002,799		BB&T Corp	66,413
283,553	*,e	BBCN Bancorp, Inc	3,576
250,805		Bendigo Bank Ltd	1,993
131,179	*,e	Beneficial Mutual Bancorp, Inc	1,254
10,811	*,e	Berkshire Bancorp, Inc	89
79,072	e	Berkshire Hills Bancorp, Inc	1,809
160,800		BIMB Holdings Bhd	159
2,799,937		BNP Paribas	132,748
6,313,037		BOC Hong Kong Holdings Ltd	19,966
31,101	*	BofI Holding, Inc	810
30,775		BOK Financial Corp	1,819
276,916		Boston Private Financial Holdings, Inc	2,656
15,244	*	BRE Bank S.A.	1,505
33,671	e	Bridge Bancorp, Inc	785
36,637	*,e	Bridge Capital Holdings	566

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

428,447	e	Brookline Bancorp, Inc	$3,779
42,748		Bryn Mawr Bank Corp	959
243,067		BS Financial Group	2,611
29,823	*,e	BSB Bancorp, Inc	385
6,577,496		Bumiputra-Commerce Holdings BHD	16,110
9,631		C&F Financial Corp	379
30,715		Camden National Corp	1,138
819,027	e	Canadian Imperial Bank of Commerce/Canada	64,108
132,676	e	Canadian Western Bank	4,043
125,430		Canara Bank	1,025
46,754	*,e	Cape Bancorp, Inc	438
7,095	*	Capital Bank Financial Corp	128
72,921	e	Capital City Bank Group, Inc	776
531,856		CapitalSource, Inc	4,031
61,270	e	Capitec Bank Holdings Ltd	1,650
193,104		Capitol Federal Financial	2,310
149,498	e	Cardinal Financial Corp	2,138
14,093	*,e	Cascade Bancorp	74
286,099		Cathay General Bancorp	4,938
51,554	e	Center Bancorp, Inc	615
119,945		Centerstate Banks of Florida, Inc	1,070
200,000		Central Bank Of India	296
117,263	*,e	Central Pacific Financial Corp	1,677
17,869	e	Century Bancorp, Inc	570
6,011,142		Chang Hwa Commercial Bank	3,242
14,590	e	Charter Financial Corp	142
140,068		Chemical Financial Corp	3,390
943,189		Chiba Bank Ltd	5,483
48,800	*	Chiba Kogyo Bank Ltd	265
24,601,000		China Citic Bank	11,600
133,056,631		China Construction Bank	91,768
20,755,870		China Development Financial Holding Corp	5,113
9,083,122	e	China Merchants Bank Co Ltd	15,183
15,757,800	e	China Minsheng Banking Corp Ltd	12,368
17,677,195		Chinatrust Financial Holding Co	10,620
11,396,000	e	Chongqing Rural Commercial Bank	4,472
80,734		Chugoku Bank Ltd	1,137
653,955	*,e	CIT Group, Inc	25,759
59,050	e	Citizens & Northern Corp	1,158
147,463	*	Citizens Republic Bancorp, Inc	2,853
75,754	e	City Holding Co	2,715
55,029		City National Corp	2,835
44,129	e	Clifton Savings Bancorp, Inc	485
47,897	e	CNB Financial Corp	839
121,597		CoBiz, Inc	851
236,597		Columbia Banking System, Inc	4,387
83,088		Comdirect Bank AG.	829
424,916		Comerica, Inc	13,194
89,115		Commerce Bancshares, Inc	3,594
936,630		Commercial International Bank	5,376
1,109,090	*	Commerzbank AG.	1,984
1,567,651		Commonwealth Bank of Australia	90,262

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

177,804		Community Bank System, Inc	$5,012
48,823	e	Community Trust Bancorp, Inc	1,735
12,993		Corp Bank	103
125,684,949		CorpBanca S.A.	1,516
654,000	*	Cosmos Bank Taiwan	193
138,540	e	Credicorp Ltd (NY)	17,356
32,543	e	Credit Agricole Nord de France	526
630,822		Credit Agricole S.A.	4,339
205,890		Credito Emiliano S.p.A.	956
5,725	*	Crescent Financial Bancshares, Inc	26
615,526	e	Criteria Caixacorp S.A.	2,318
62,999		Cullen/Frost Bankers, Inc	3,618
367,342	e	CVB Financial Corp	4,386
838,839		Dah Sing Banking Group Ltd	780
337,456		Dah Sing Financial Holdings Ltd	1,161
689,879		Daishi Bank Ltd	2,247
126,411	*	Danske Bank AS	2,278
1,599,803		DBS Group Holdings Ltd	18,686
59,216		Dena Bank	119
722,608	*	Development Credit Bank Ltd	601
38,445		Dewan Housing Finance Corp Ltd	146
774,553	*,e	Dexia	219
189,310		DGB Financial Group Co Ltd	2,491
2,090,892		Dhanalakshmi Bank Ltd	2,197
146,725	e	Dime Community Bancshares	2,119
8,862,920		DNB NOR Holding ASA	108,570
474,505	*	Doral Financial Corp	446
5,306,022		E.Sun Financial Holding Co Ltd	2,993
75,291	*,e	Eagle Bancorp, Inc	1,259
1,467,165	e	East West Bancorp, Inc	30,987
439,501	*	EFG Eurobank Ergasias S.A.	594
246,000		Eighteenth Bank Ltd	652
23,957	e	Enterprise Bancorp, Inc	409
82,601	e	Enterprise Financial Services Corp	1,123
366,792	*	Erste Bank der Oesterreichischen Sparkassen AG.	8,198
51,700	e	ESB Financial Corp	722
52,551	e	ESSA Bancorp, Inc	546
74,280		EverBank Financial Corp	1,023
2,648,390		Far Eastern International Bank	1,044
67,946	e	Farmers National Banc Corp	439
34,747	e	Federal Agricultural Mortgage Corp (Class C)	894
165,561		Federal Bank Ltd	1,401
9,316	*	FIBI Holdings Ltd	127
31,991	e	Fidelity Southern Corp	303
5,951,042		Fifth Third Bancorp	92,301
70,566	e	Financial Institutions, Inc	1,315
87,730	e	First Bancorp (NC)	1,012
283,047	*,e	First Bancorp (Puerto Rico)	1,251
37,558	e	First Bancorp, Inc	659
414,590	e	First Busey Corp	2,023
78,933	*,e	First California Financial Group, Inc	549
6,093		First Citizens Bancshares, Inc (Class A)	993

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

390,835	e	First Commonwealth Financial Corp	$2,755
57,772	e	First Community Bancshares, Inc	882
83,937	e	First Connecticut Bancorp	1,134
45,707	e	First Defiance Financial Corp	789
9,104	*,e	First Federal Bancshares of Arkansas, Inc	89
341,876		First Financial Bancorp	5,781
158,155	e	First Financial Bankshares, Inc	5,698
50,464		First Financial Corp	1,582
15,078,491		First Financial Holding Co Ltd	9,296
96,215		First Financial Holdings, Inc	1,250
60,466	*,e	First Financial Northwest, Inc	487
699,358		First Horizon National Corp	6,735
27,776	*	First International Bank Of Israel Ltd	327
80,371		First Interstate Bancsystem, Inc	1,202
98,870		First Merchants Corp	1,484
355,319	e	First Midwest Bancorp, Inc	4,459
417,442		First Niagara Financial Group, Inc	3,377
28,493		First of Long Island Corp	878
39,534	e	First Pactrust Bancorp, Inc	495
205,196		First Republic Bank	7,071
499,386	e	FirstMerit Corp	7,356
109,046	e	Flushing Financial Corp	1,723
518,667		FNB Corp	5,814
36,585	*,e	FNB United Corp	435
54,389		Fox Chase Bancorp, Inc	850
53,158	*,e	Franklin Financial Corp	907
754,350		Fukuoka Financial Group, Inc	3,063
236,837		Fulton Financial Corp	2,335
56,240	e	Genworth MI Canada, Inc	1,193
59,776	e	German American Bancorp, Inc	1,442
1,320,723	*	Get Bank S.A.	707
68,173	*	Get Bank S.A.-PDA-ALLT-J	36
33,154	*	Get Bank S.A.-PDA-ALLT-K	18
278,358	*	Getin Holding S.A.	174
271,962		Glacier Bancorp, Inc	4,237
55,510		Great Southern Bancorp, Inc	1,716
30,620		Gruh Finance Ltd	120
1,158,653		Grupo Aval Acciones y Valores	766
4,484,789		Grupo Financiero Banorte S.A. de C.V.	25,351
2,615,232		Grupo Financiero Inbursa S.A.	7,318
204,854	*	Grupo Financiero Santander Mexico SAB de C.V. (ADR)	2,806
279,734	*,e	Guaranty Bancorp	565
396,203		Gunma Bank Ltd	2,012
458,150		Hachijuni Bank Ltd	2,540
79,483	*,e	Hampton Roads Bankshares, Inc	119
359,110		Hana Financial Group, Inc	10,952
304,116		Hancock Holding Co	9,412
1,164,877	e	Hang Seng Bank Ltd	17,808
227,494	*,e	Hanmi Financial Corp	2,914
2,533,279		HDFC Bank Ltd	30,182
55,182	e	Heartland Financial USA, Inc	1,505
109,798	*	Heritage Commerce Corp	762

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,591		Heritage Financial Corp	$926
31,662	e	Heritage Financial Group	416
73,585	*,e	Heritage Oaks Bancorp	424
292,000		Higashi-Nippon Bank Ltd	640
391,331		Higo Bank Ltd	2,379
4,737	e	Hingham Institution for Savings	305
24,000		Hiroshima Bank Ltd	80
409,000	e	Hokkoku Bank Ltd	1,556
438,000		Hokuetsu Bank Ltd	891
63,200		Hokuhoku Financial Group, Inc	98
25,681	*,e	Home Bancorp, Inc	462
93,351		Home Bancshares, Inc	3,182
42,869		Home Capital Group, Inc	2,243
70,701		Home Federal Bancorp, Inc	800
83,788	e	Home Loan Servicing Solutions Ltd	1,363
21,389	*	HomeStreet, Inc	814
33,700	*	HomeTrust Bancshares, Inc	447
746,940		Hong Leong Bank BHD	3,269
187,612		Hong Leong Credit BHD	726
9,327	e	Horizon Bancorp	267
1,891,606		Housing Development Finance Corp	27,711
26,845,805		HSBC Holdings plc	249,391
7,304,378		Hua Nan Financial Holdings Co Ltd	4,084
648,882	e	Hudson City Bancorp, Inc	5,165
53,780		Hudson Valley Holding Corp	917
12,020,845		Huntington Bancshares, Inc	82,944
402,692		Hyakugo Bank Ltd	1,813
380,000		Hyakujushi Bank Ltd	1,527
106,450		IBERIABANK Corp	4,875
730,245		ICICI Bank Ltd	14,635
29,576		ICICI Bank Ltd (ADR)	1,187
93,801	e	Independent Bank Corp	2,822
61,172		Indian Overseas Bank	91
140,089,166	e	Industrial & Commercial Bank of China	82,202
370,220		Industrial Bank of Korea	4,057
994,879		ING Vysya Bank Ltd	7,677
195,136		International Bancshares Corp	3,717
3,759,535		Investimentos Itau S.A. - PR	16,746
160,683	*	Investors Bancorp, Inc	2,931
1,015,998	*	Israel Discount Bank Ltd	1,216
65,236		Iyo Bank Ltd	531
13,022		Jammu & Kashmir Bank Ltd	230
90,464		Jeonbuk Bank	366
975,406	e	Joyo Bank Ltd	4,770
683,555		Juroku Bank Ltd	2,362
100,597	*	Jyske Bank	2,977
217,000		Kagoshima Bank Ltd	1,429
411,535		Kansai Urban Banking Corp	548
104,000		Kanto Tsukuba Bank Ltd	364
228,595		Karnataka Bank Ltd	472
12,505	*	Karur Vusya Bank Ltd	98
473,000		Kasikornbank PCL	2,798

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

261,300		Kasikornbank PCL - NVDR	$1,546
1,996,700		Kasikornbank PCL (Foreign)	11,802
1,001,654		KB Financial Group, Inc	35,504
101,317		KBC Groep NV	2,433
76,556	e	Kearny Financial Corp	746
975,000		Keiyo Bank Ltd	4,464
2,467,896		Keycorp	21,569
34,279	e	K-Fed Bancorp	517
825,235		Kiatnakin Bank PCL	1,238
1,218,000	*	King’s Town Bank	848
1,071,000		Kiyo Holdings, Inc	1,551
31,608		Komercni Banka AS	6,274
974,130	*	Korea Exchange Bank	7,421
4,371,700		Krung Thai Bank PCL	2,593
101,983	e	Lakeland Bancorp, Inc	1,056
87,627	e	Lakeland Financial Corp	2,419
64,886	e	Laurentian Bank of Canada	3,055
915,363		LIC Housing Finance Ltd	4,889
23,333		Liechtenstein Landesbank	837
94,338,420	*	Lloyds TSB Group plc	59,401
152,473	e	M&T Bank Corp	14,509
92,622		MainSource Financial Group, Inc	1,189
4,894,808		Malayan Banking BHD	14,407
1,928,900		Malaysia Building Society	1,516
205,120		MB Financial, Inc	4,051
17,736,928		Mega Financial Holding Co Ltd	13,602
28,992	*,e	Mercantile Bank Corp	497
23,564		Merchants Bancshares, Inc	696
47,424	*	Meridian Interstate Bancorp, Inc	782
58,579	*,e	MetroCorp Bancshares, Inc	620
1,923,861		Metropolitan Bank & Trust	4,262
664,986	*,e	MGIC Investment Corp	1,017
19,460	e	Middleburg Financial Corp	346
30,637	e	Midsouth Bancorp, Inc	496
23,606	e	MidWestOne Financial Group, Inc	508
128,000	e	Mie Bank Ltd	293
393,000		Minato Bank Ltd	764
17,865,964		Mitsubishi UFJ Financial Group, Inc	83,605
4,609,022		Mitsui Trust Holdings, Inc	13,683
318,000		Miyazaki Bank Ltd	871
179,304		Mizrahi Tefahot Bank Ltd	1,592
35,663,143	e	Mizuho Financial Group, Inc	57,883
72,226		Musashino Bank Ltd	2,220
421,928	e	Nanto Bank Ltd	2,109
15,196	*,e	NASB Financial, Inc	377
3,478,438		National Australia Bank Ltd	91,454
399,245	e	National Bank of Canada	30,214
1,248,741	*	National Bank of Greece S.A.	3,013
37,526	e	National Bankshares, Inc	1,246
574,922	e	National Penn Bancshares, Inc	5,238
113,044		National Societe Generale Bank SAE	800
123,786	*,e	Nationstar Mortgage Holdings, Inc	4,107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

655,677		Natixis	$2,058
155,906	e	NBT Bancorp, Inc	3,441
565,239		Nedbank Group Ltd	12,469
530,506	e	New York Community Bancorp, Inc	7,513
177,829		Nishi-Nippon City Bank Ltd	412
30,671	*,f	NOMOS-BANK (GDR) (purchased 05/04/11, cost $388)	383
948,695		Nordea Bank AB	9,390
62,540	e	Northfield Bancorp, Inc	1,002
23,797	e	Northrim BanCorp, Inc	479
349,942		Northwest Bancshares, Inc	4,280
48,759		OceanFirst Financial Corp	715
839,251	*	Ocwen Financial Corp	23,005
481,000		Ogaki Kyoritsu Bank Ltd	1,735
255,000		Oita Bank Ltd	836
346,111		Old National Bancorp	4,711
40,639	*,e	OmniAmerican Bancorp, Inc	924
153,365	e	Oriental Financial Group, Inc	1,613
283,918		Oritani Financial Corp	4,273
433,894		OTP Bank	7,665
1,649,551		Oversea-Chinese Banking Corp	12,510
17,599	*	Pacific Capital Bancorp	808
64,977		Pacific Continental Corp	580
39,572	*,e	Pacific Mercantile Bancorp	259
150,911		PacWest Bancorp	3,527
666,709		Paragon Group of Cos plc	2,226
11,100		Parana Banco S.A.	71
40,925	e	Park National Corp	2,866
126,846	*,e	Park Sterling Bank	627
30,519		Peapack Gladstone Financial Corp	499
17,954	e	Penns Woods Bancorp, Inc	796
66,921	*	Pennsylvania Commerce Bancorp, Inc	848
55,738	e	Peoples Bancorp, Inc	1,276
23,163	e	Peoples Federal Bancshares, Inc	400
452,815		People’s United Financial, Inc	5,497
429,240	*	Philippine National Bank	753
754,174		Piccolo Credito Valtellinese Scarl	1,239
126,063	*,e	Pinnacle Financial Partners, Inc	2,436
1,563,172	*	Piraeus Bank S.A.	711
2,337,652		PNC Financial Services Group, Inc	147,506
117,258	*,e	Popular, Inc	2,044
1,312,445		Powszechna Kasa Oszczednosci Bank Polski S.A.	14,587
43,527	*,e	Preferred Bank	617
244,241		PrivateBancorp, Inc	3,905
222,379		Prosperity Bancshares, Inc	9,478
30,331	e	Provident Financial Holdings, Inc	431
224,497		Provident Financial Services, Inc	3,545
146,268	e	Provident New York Bancorp	1,376
13,267,500		PT Bank Bukopin Tbk	883
14,975,500		PT Bank Central Asia Tbk	12,324
4,385,235		PT Bank Danamon Indonesia Tbk	2,856
11,060,000		PT Bank Jabar Banten Tbk	1,266
14,638,348		PT Bank Mandiri Persero Tbk	12,491

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,565,350		PT Bank Negara Indonesia	$4,723
6,481,000		PT Bank Tabungan Negara Tbk	971
78,946		Public Bank BHD	371
1,741,811		Public Bank BHD (Foreign)	8,191
18,510		Punjab & Sind Bank	24
480,146	e	Radian Group, Inc	2,084
112,280	e	Raiffeisen International Bank Holding AG.	4,072
8,741,998		Regions Financial Corp	63,030
110,934	e	Renasant Corp	2,175
63,262		Republic Bancorp, Inc (Class A)	1,389
3,440,140		Resona Holdings, Inc	14,086
807,480		RHB Capital BHD	1,902
673,800		Rizal Commercial Banking Corp	735
152,422		Rockville Financial, Inc	1,867
40,928	e	Roma Financial Corp	364
5,200	*,m	Roskilde Bank	0	^
135,601	e	Royal Bank of Canada	7,785
2,262,840	e	Royal Bank of Canada (Toronto)	130,140
10,317,296	*	Royal Bank of Scotland Group plc	42,866
158,680	e	S&T Bancorp, Inc	2,794
46,138	e	S.Y. Bancorp, Inc	1,092
84,374	e	Sandy Spring Bancorp, Inc	1,624
212,000	e	San-In Godo Bank Ltd	1,544
428,700		Sapporo Hokuyo Holdings, Inc	1,214
1,166,943	*,f	Sberbank of Russia (ADR) (purchased 09/19/12, cost $14,214)	13,653
4,378,908	e	Sberbank of Russian Federation (ADR)	51,598
74,771		SCBT Financial Corp	3,012
302,925	*,e	Seacoast Banking Corp of Florida	482
622,336		Security Bank Corp	2,443
774,388		Sekerbank TAS	544
326,880	e	Senshu Ikeda Holdings, Inc	1,966
298,300		Seven Bank Ltd	910
361,000	e	Shiga Bank Ltd	2,270
798,632		Shinhan Financial Group Co Ltd	27,144
4,343,823		Shinsei Bank Ltd	5,611
883,559		Shizuoka Bank Ltd	9,041
39,112	e	SI Financial Group, Inc	458
2,416,900		Siam Commercial Bank PCL	13,388
62,471	e	Sierra Bancorp	766
181,201	*,e	Signature Bank	12,155
101,521		Simmons First National Corp (Class A)	2,473
8,439,551		SinoPac Financial Holdings Co Ltd	3,540
4,068,507		Skandinaviska Enskilda Banken AB (Class A)	34,092
1,364,505		Societe Generale	38,667
72,439	e	Southside Bancshares, Inc	1,580
115,746	*	Southwest Bancorp, Inc	1,256
220,447		Sparebanken Midt-Norge	1,427
3,945		St Galler Kantonalbank	1,476
1,730,859		Standard Bank Group Ltd	21,988
6,776,580		Standard Chartered plc	153,550
128,174		Standard Chartered plc (Hong Kong)	2,942

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

141,046		State Bank & Trust Co	$2,326
10,927		State Bank of Bikaner & Jaip	78
78,347		State Bank of India Ltd	3,320
77,295	f	State Bank of India Ltd (GDR) (purchased 11/30/11, cost $5,953)	6,666
2,543		State Bank of Travancore	25
119,171		StellarOne Corp	1,568
162,485	e	Sterling Bancorp	1,612
92,848		Sterling Financial Corp	2,068
42,007	*	Suffolk Bancorp	616
3,491,571	e	Sumitomo Mitsui Financial Group, Inc	108,791
156,544	*,e	Sun Bancorp, Inc	528
2,379,009		SunTrust Banks, Inc	67,255
204,678		Suruga Bank Ltd	2,320
788,116		Susquehanna Bancshares, Inc	8,244
111,111	*	SVB Financial Group	6,718
387,898		Svenska Handelsbanken (A Shares)	14,557
2,103,649		Swedbank AB (A Shares)	39,567
91,803		Sydbank AS	1,733
188,879		Syndicate Bank	388
1,949,818	e	Synovus Financial Corp	4,621
2,201,934	*	Ta Chong Bank Co Ltd	764
2,126,614		Taichung Commercial Bank	721
7,872,768		Taishin Financial Holdings Co Ltd	3,024
3,786,071	*	Taiwan Business Bank	1,136
7,252,813		Taiwan Cooperative Financial Holding	4,008
56,694	*,e	Taylor Capital Group, Inc	971
3,039,509		TCF Financial Corp	36,292
51,758		Territorial Bancorp, Inc	1,188
268,204	*	Texas Capital Bancshares, Inc	13,332
91,094	*	TFS Financial Corp	826
1,342,800		Thanachart Capital PCL	1,643
171,099	*,e	The Bancorp, Inc	1,757
1,238,800		Tisco Bank PCL	1,861
219,000		Tochigi Bank Ltd	807
452,000		Toho Bank Ltd	1,547
75,300		Tokyo Tomin Bank Ltd	705
219,100		Tomony Holdings, Inc	977
35,086		Tompkins Trustco, Inc	1,422
1,481,067	e	Toronto-Dominion Bank	123,520
491,000		Towa Bank Ltd	477
96,543	e	TowneBank	1,480
14,311	*	Tree.com, Inc	224
73,649		Trico Bancshares	1,217
520,503		Trustco Bank Corp NY	2,977
255,297		Trustmark Corp	6,214
4,177,026		Turkiye Garanti Bankasi AS	17,450
1,215,730		Turkiye Halk Bankasi AS	9,478
2,170,045		Turkiye Is Bankasi (Series C)	6,820
882,943		Turkiye Sinai Kalkinma Bankasi AS	984
2,022,580		Turkiye Vakiflar Bankasi Tao	4,373
538,991		UCO Bank	783

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

165,896	e	UMB Financial Corp	$8,076
544,572		Umpqua Holdings Corp	7,020
3,440,325	*,e	UniCredit S.p.A	14,316
31,330		Union Bank of Israel	94
562,640	*	Union Bank Of Taiwan	202
95,010	e	Union Bankshares Corp	1,478
214,925	e	United Bankshares, Inc	5,354
185,391	*,e	United Community Banks, Inc	1,555
87,668	e	United Financial Bancorp, Inc	1,269
1,866,679		United Overseas Bank Ltd	29,768
66,849	e	Univest Corp of Pennsylvania	1,203
10,133,971	e	US Bancorp	347,595
369,914		UTI Bank Ltd	7,944
23,284		Valiant Holding	2,025
236,278	e	Valley National Bancorp	2,368
210,461	e	ViewPoint Financial Group	4,035
436,660		Vijaya Bank	465
104,713	*,e	Virginia Commerce Bancorp	916
1,555,863	e,f	VTB Bank OJSC (GDR) (purchased 03/31/11, cost $8,494)	5,205
55,018	*	Walker & Dunlop, Inc	846
64,749		Washington Banking Co	917
131,724		Washington Federal, Inc	2,197
55,661	e	Washington Trust Bancorp, Inc	1,462
18,764	*,e	Waterstone Financial, Inc	97
284,778		Webster Financial Corp	6,749
26,781,151		Wells Fargo & Co	924,752
86,367	e	WesBanco, Inc	1,789
74,830	e	West Bancorporation, Inc	902
73,184	*	West Coast Bancorp	1,648
100,773	e	Westamerica Bancorporation	4,741
267,457	*,e	Western Alliance Bancorp	2,728
146,373	e	Westfield Financial, Inc	1,096
4,954,219		Westpac Banking Corp	127,030
415,907	*,e	Wilshire Bancorp, Inc	2,620
288,398		Wing Hang Bank Ltd	2,700
174,873	e	Wintrust Financial Corp	6,570
678,500		Woori Finance Holdings Co Ltd	6,678
37,851		WSFS Financial Corp	1,562
29,600		Yachiyo Bank Ltd	573
235,000	e	Yamagata Bank Ltd	1,095
84,905		Yamaguchi Financial Group, Inc	687
314,000		Yamanashi Chuo Bank Ltd	1,334
2,171,770	*	Yapi ve Kredi Bankasi	5,176
228,118	e	Zions Bancorporation	4,712

		TOTAL BANKS	6,468,365

CAPITAL GOODS - 7.6%
1,331,191		3M Co	123,029
224,920		A.O. Smith Corp	12,942
131,929		Aalberts Industries NV	2,368
67,983	e	Aaon, Inc	1,339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

143,086		AAR Corp	$2,349
989,350		ABB Ltd	18,562
180,711	e	Abengoa S.A.	3,170
40,001		ABG Shipyard Ltd	284
3,836,322		Aboitiz Equity Ventures Inc	4,490
1,144,000		AcBel Polytech, Inc	833
168,570	*,e	Accuride Corp	786
199,000		ACES Electronic Co Ltd	310
105,622	e	Aceto Corp	998
146,780	e	ACS Actividades Cons y Servicios S.A.	3,025
80,970		Acter Co Ltd	314
309,417	e	Actuant Corp (Class A)	8,856
206,616	e	Acuity Brands, Inc	13,077
387,688		Adani Enterprises Ltd	1,476
45,276		Aditya Birla Nuvo Ltd	768
169,500		Advan Co Ltd	1,763
49,000		Advanced Ceramic X Corp	142
521,080	*	Aecom Technology Corp	11,026
161,187		Aecon Group, Inc	1,979
143,443	*	Aegion Corp	2,748
85,104	*,e	Aerovironment, Inc	1,997
20,168		AFG Arbonia-Forster Hldg	377
15,100	e	AG Growth International Inc	495
606,962	*	AGCO Corp	28,819
129,999		Aica Kogyo Co Ltd	2,221
40,500		Aichi Corp	176
180,600		Aida Engineering Ltd	1,199
152,652	*,e	Air Lease Corp	3,114
206,216		Aircastle Ltd	2,336
83,000		Airtac International Group	415
126,857	*	Akfen Holding AS.	613
33,732	e	Alamo Group, Inc	1,139
226,239		Alarko Holding AS	482
101,711	e	Albany International Corp (Class A)	2,235
186,159		Alesco Corp Ltd	378
57,115		Alfa Laval AB	1,038
6,618,740	e	Alfa S.A. de C.V. (Class A)	12,218
14,165,400		Alliance Global Group, Inc	4,980
89,528	e	Alliant Techsystems, Inc	4,486
28,092		Allied Electronics Corp Ltd	77
164,679		Allied Electronics Corp Ltd (Preference)	435
24,862		Alstom Projects India Ltd	189
506,680		Alstom RGPT	17,738
41,890		Alstom T&D India Ltd	169
96,760	e	Altra Holdings, Inc	1,761
780,025		Amada Co Ltd	3,408
129,400		Amano Corp	1,113
6,208		Amara Raja Batteries Ltd	26
73,494	*	Ameresco, Inc	868
46,127	*	American Railcar Industries, Inc	1,307
56,413		American Science & Engineering, Inc	3,701
153,807	*,e	American Superconductor Corp	638

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,311	*,e	American Woodmark Corp	$945
1,003,727		Ametek, Inc	35,581
48,954		Ampco-Pittsburgh Corp	903
34,000	*	Amrep Corp	0	^
255,000	e	Amtek Engineering Ltd	125
79,328		Andritz AG.	4,498
3,360,000	*	Apac Resources Ltd	108
119,799	*,e	API Technologies Corp	344
105,464		Apogee Enterprises, Inc	2,069
187,968	e	Applied Industrial Technologies, Inc	7,788
101,346		Arcadis NV	2,144
53,042	e	Argan, Inc	926
31,605		Armstrong World Industries, Inc	1,466
373,134	*	ArvinMeritor, Inc	1,582
73,200	e	Asahi Diamond Industrial Co Ltd	821
1,897,205		Asahi Glass Co Ltd	12,621
179,883		Aselsan Elektronik Sanayi Ve Ticaret AS	650
1,385,608		Ashok Leyland Ltd	633
1,308,543		Ashtead Group plc	6,865
1,173,269		Assa Abloy AB (Class B)	38,093
160,910		Astaldi S.p.A.	1,045
72,036	*,e	Astec Industries, Inc	2,277
42,046	*,e	Astronics Corp	1,295
583,016		Asunaro Aoki Construction Co Ltd	2,970
341,842		Atlas Copco AB (A Shares)	7,988
185,297		Atlas Copco AB (B Shares)	3,884
119,219	*	ATS Automation Tooling Systems, Inc	1,079
670,341	e	Ausdrill Ltd	2,004
269,672	e	Ausenco Ltd	747
1,253,451		Austal Ltd	1,801
57,652	e	Austin Engineering Ltd	242
546,591		Aveng Ltd	2,061
6,524,000	*	AVIC International Holding HK Ltd	205
3,204,000	e	AviChina Industry & Technology Co	1,213
122,348	e	AZZ, Inc	4,647
33,087		B&B Tools AB	252
396,682	*	Babcock & Wilcox Co	10,103
6,808,753		BAE Systems plc	35,799
1,125,772		Balfour Beatty plc	5,533
172,121		Bando Chemical Industries Ltd	601
226,000		Baoye Group Co Ltd	128
298,442		Barloworld Ltd	2,577
379,745		Barnes Group, Inc	9,497
122,565		Basil Read Holdings Ltd	129
8,405		Bauer AG.	185
16,802		BayWa AG.	663
592,747	*	BE Aerospace, Inc	24,955
51,554	e	BE Group AB	134
57	*	Beacon Power Corp	0	^
166,165	*,e	Beacon Roofing Supply, Inc	4,736
945,900		Beijing Enterprises Holdings Ltd	6,294
251,989		Belden CDT, Inc	9,293

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,321		BEML Ltd	$43
242,800		Benalec Holdings BHD	92
1,824,000		Berjaya Corp BHD	372
801,000		BES Engineering Corp	212
528,759		Besalco S.A.	949
1,308,076		Bharat Heavy Electricals	6,111
10,415		BHI Co Ltd	296
512,804		Bidvest Group Ltd	12,686
91,838	e	Bird Construction Income Fund	1,345
177,554	*	Blount International, Inc	2,337
3,000		Blue Star Ltd	10
58,459	*,e	Bluelinx Holdings, Inc	137
587,825	e	Boart Longyear Group	995
15,451	*	Bobst Group AG.	460
519,880		Bodycote plc	3,289
5,292,233		Boeing Co	368,445
441,000		Boer Power Holdings Ltd	153
1,834,000	e	Bombardier, Inc	6,884
138,856		Boskalis Westminster	5,016
3,425		Bossard Holding AG.	454
151,114		Bouygues S.A.	3,675
220,739	e	Bradken Ltd	1,267
218,269		Brady Corp (Class A)	6,391
73,511		Brenntag AG.	9,420
220,687	e	Briggs & Stratton Corp	4,120
19,000		Bucher Industries AG.	3,407
16,806		Budimex S.A.	310
174,182	*,e	Builders FirstSource, Inc	904
112,000		Bunka Shutter Co Ltd	504
414,162		Bunzl plc	7,427
55,268		Burckhardt Compression Holding AG.	16,415
913,871		CAE, Inc	9,788
44,335	*,e	CAI International, Inc	910
1,018,413	*,e	Capstone Turbine Corp	1,018
19,402		Carbone Lorraine	571
144,904		Cardno Ltd	1,089
57,564	e	Cargotec Corp (B Shares)	1,361
596,171		Carillion plc	2,614
362,679		Carlisle Cos, Inc	18,830
33,287	e	Cascade Corp	1,822
2,560,287		Caterpillar, Inc	220,288
417,900		CB Industrial Product Holding BHD	362
887,000		Central Glass Co Ltd	2,632
9,491		CENTROTEC Sustainable AG.	168
93,044	e	Ceradyne, Inc	2,273
123,517	*	Cersanit Krasnystaw S.A.	95
97,000		Champion Building Materials Co Ltd	40
218,500		Changchai Co Ltd	81
6,021,440	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	6,781
118,323	*	Chart Industries, Inc	8,738
260,372		Chemring Group plc	1,368

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

348,000		Chen Hsong Holdings	$93
212,000	*	Chengdu Putian Telecom Cable Co Ltd	20
1,297,397	e	Chicago Bridge & Iron Co NV	49,417
746,050		Chien Kuo Construction Co Ltd	361
819,000	e	China Automation Group Ltd	165
9,328,000	e	China Communications Construction Co Ltd	7,517
5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	239
570,000		China Electric Manufacturing Corp	410
3,854,000	*	China Energine International Holdings Ltd	120
531,050	*	China Fangda Group Co Ltd	157
1,566,000	e	China High Speed Transmission Equipment Group Co Ltd	458
2,081,012		China International Marine Containers Co Ltd (Class B)	2,585
1,577,000	e	China National Materials Co Ltd	440
5,292,000	e	China Railway Construction Corp	4,711
8,268,000		China Railway Group Ltd	3,594
862,400		China Singyes Solar Technologies Holdings Ltd	420
6,471,500	e	China South Locomotive and Rolling Stock Corp	4,252
2,840,000	e	China State Construction International Holdings Ltd	3,318
145,000		China Steel Structure Co Ltd	144
182,380	*	China Textile Machinery	70
494,000		Chip Eng Seng Corp Ltd	194
400,928	e	Chiyoda Corp	6,229
26,200		Chiyoda Integre Co Ltd	278
5,840,000		Chongqing Machinery & Electric Co Ltd	763
2,463		Chosun Refractories Co Ltd	144
36,000		Chudenko Corp	335
94,989	e	Chugai Ro Co Ltd	258
1,374,000		Chung Hsin Electric & Machinery Manufacturing Corp	741
25,300		Churchill Corp	254
631,007		Cintra Concesiones de Infraestructuras de Transporte S.A.	8,221
548,239	e	CIR-Compagnie Industriali Riunite S.p.A.	621
64,103		CIRCOR International, Inc	2,420
2,825,814	e	Citic Pacific Ltd	3,374
8,457,000	*	Citic Resources Holdings Ltd	1,137
21,199		CJ Corp	1,912
72,100	e	CKD Corp	410
160,753		Clal Industries and Investments	518
239,989	e	Clarcor, Inc	10,711
346,736		Clough Ltd	252
309,201	*	CNH Global NV	11,988
403,866		Coastal Contracts BHD	231
3,310,009		Cobham plc	11,873
459,368		Cofide S.p.A.	267
34,935	e	Coleman Cable, Inc	337
104,233	*,e	Colfax Corp	3,822
108,937	*	Columbus McKinnon Corp	1,646
192,362	e	Comfort Systems USA, Inc	2,103
101,203	*,e	Commercial Vehicle Group, Inc	744
1,219,982		Compagnie de Saint-Gobain	42,702
7,985		Compagnie d’Entreprises CFE	405

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

179,100	e	COMSYS Holdings Corp	$2,496
55,224		Concentric AB	414
4,406		Construcciones y Auxiliar de Ferrocarriles S.A.	2,150
1,081,000		Continental Engineering Corp	429
429,420		Cookson Group plc	4,156
364,435		Cooper Industries plc	27,353
809,131	e	Cosco Corp Singapore Ltd	633
1,452,000	e	Cosco International Holdings Ltd	571
26,885		Cosel Co Ltd	359
91,657	e	Costain Group plc	369
14,203	*,e	CPI Aerostructures, Inc	154
35,858		Cramo Oyj (Series B)	374
63,958		Crane Co	2,554
170,541		Crompton Greaves Ltd	407
1,084,590		CSBC Corp Taiwan	743
678,922	e	CSR Ltd	1,094
1,631,000		CTCI Corp	3,726
126,281		Cubic Corp	6,322
954,593		Cummins, Inc	88,023
204,103		Curtiss-Wright Corp	6,674
661,000		DA CIN Construction Co Ltd	432
37,378		Daelim Industrial Co	3,165
126,215	*	Daewoo Engineering & Construction Co Ltd	1,180
74,138		Daewoo International Corp	2,792
169,731		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,926
296,500		Daifuku Co Ltd	1,482
134,641		Daihen Corp	346
104,280		Daiichi Jitsugyo Co Ltd	454
610,422	e	Daikin Industries Ltd	15,788
69,000		Daiwa Industries Ltd	320
190,200		Dalian Refrigeration Co Ltd	97
2,340,728		Danaher Corp	129,091
42,911	e	Danieli & Co S.p.A.	1,077
108,452		Danieli & Co S.p.A. (RSP)	1,500
182,791		DCC plc	5,253
94,237	*	Deceuninck NV	150
394,190	e	Decmil Group Ltd	1,107
752,636		Deere & Co	62,085
8,529		Delek Group Ltd	1,431
38,500		Denyo Co Ltd	424
105,282	*	Deutz AG.	474
2,813,850		Dialog Group BHD	2,196
3,160,000	*,m	Dickson Group Holdings Ltd	18
128,096	*,e	DigitalGlobe, Inc	2,612
34,306		Discount Investment Corp	68
1,709,430		DMCI Holdings, Inc	2,374
738,308	*	Dogan Sirketler Grubu Holdings	296
350,844		Donaldson Co, Inc	12,178
520,800	e	Dongfang Electric Co Ltd	706
26,169		Dongkuk Structures & Construction Co Ltd	85
12,006		Doosan Corp	1,477
24,330	*	Doosan Engine Co Ltd	221

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

66,843		Doosan Heavy Industries and Construction Co Ltd	$3,346
132,810	*	Doosan Infracore Co Ltd	2,249
101,128	e	Douglas Dynamics, Inc	1,496
429,650	e	Dover Corp	25,560
47,588		Duerr AG.	3,173
121,564		Duro Felguera S.A.	744
46,933	*	DXP Enterprises, Inc	2,242
127,443	*,e	Dycom Industries, Inc	1,833
70,268		Dynamic Materials Corp	1,055
297,000		Dynapack International Technology Corp	1,372
423,900		Dynasty Ceramic PCL	698
22,868	e	Eastern Co	429
1,463,395	e	Eaton Corp	69,160
531,828	e	Ebara Corp	2,221
56,447	*,e	Edgen Group, Inc	437
608,383	*	Edwards Group Ltd (ADR)	4,021
3,287		Eicher Motors Ltd	144
103,078	e	Eiffage S.A.	3,380
45,867		Elbit Systems Ltd	1,571
2,620		Electra Israel Ltd	198
319,006	e	EMCOR Group, Inc	9,104
1,905,426		Emeco Holdings Ltd	1,438
1,797,165		Emerson Electric Co	86,748
748,982		Empresa Brasileira de Aeronautica S.A.	5,028
603,479		Empresas COPEC S.A.	8,895
1,377,500	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	2,665
62,751		Encore Wire Corp	1,836
208,279	*,e	Energy Recovery, Inc	617
260,413	*	EnerSys	9,190
66,792		ENG Electric Co Ltd	81
30,427	*,e	Engility Holdings, Inc	561
2,537,692		Engineers India Ltd	11,344
1,111,546		Enka Insaat ve Sanayi AS	2,786
20,028	*,e	Enphase Energy, Inc	83
75,740	*,e	EnPro Industries, Inc	2,727
96,000		Enric Energy Equipment Holdings Ltd	57
108,749		ESCO Technologies, Inc	4,225
169,862		Escorts Ltd	206
123,797	*	Esterline Technologies Corp	6,950
1,125,834	e	European Aeronautic Defence and Space Co	35,683
1,336,000		EVA Precision Industrial Holdings Ltd	113
220,280		Exelis, Inc	2,278
48,131		Fabryka Kotlow Rafako S.A.	132
7,419		Faiveley S.A.	460
192,049	*	Fanuc Ltd	30,912
4,351,852		Far Eastern Textile Co Ltd	4,896
784,626	e	Fastenal Co	33,731
252,065	*,e	Federal Signal Corp	1,593
647,578	e	Fenner plc	4,050
1,092,781		Ferreyros S.A.	989
2,044,521		Fiat Industrial S.p.A.	20,022
326,323		Finmeccanica S.p.A.	1,551

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

333,192		Finning International, Inc	$8,080
2,588,000	e	First Tractor Co	1,978
172,637	*	Flow International Corp	639
227,479		Flowserve Corp	29,058
79,460	e	FLSmidth & Co AS	4,594
765,251		Fluor Corp	43,068
237,150	e	Fomento de Construcciones y Contratas S.A.	3,099
141,665	e	Forge Group Ltd	576
695,179		Forjas Taurus S.A. (Preference)	926
1,351,410	*	Fortune Brands Home & Security, Inc	36,502
523,000		Fortune Electric Co Ltd	237
290,100		Foshan Electrical and Lighting Co Ltd	173
125,291		Franklin Electric Co, Inc	7,579
1,208,099		Fraser and Neave Ltd	8,707
81,151		Freightcar America, Inc	1,444
41,635		Frigoglass S.A.	256
401,942		FSP Technology, Inc	392
183,200	*,e	Fudo Tetra Corp	246
525,266	*,e	FuelCell Energy, Inc	462
939,302	*,e	Fuji Electric Holdings Co Ltd	1,905
74,696		Fuji Machine Manufacturing Co Ltd	1,006
459,978	e	Fujikura Ltd	1,376
149,000		Fujitec Co Ltd	876
140,147	*,e	Furmanite Corp	796
413,000	*	Furukawa Co Ltd	381
859,762	*	Furukawa Electric Co Ltd	1,615
40,019	*	Futaba Corp/Chiba	517
306,000		G Shank Enterprise Co Ltd	191
668,000	*	Gallant Venture Ltd	165
146,051		Galliford Try plc	1,723
280,344	e	Gamesa Corp Tecnologica S.A.	590
2,161,500		Gamuda BHD	2,427
120,062		Gardner Denver, Inc	7,253
108,363		GATX Corp	4,599
50,970		GEA Group AG.	1,545
51,926		Geberit AG.	11,310
411,114	*,e	GenCorp, Inc	3,901
127,079	e	Generac Holdings, Inc	2,909
115,713	*	General Cable Corp	3,400
620,175		General Dynamics Corp	41,006
42,835,911		General Electric Co	972,803
58,068	*	GeoEye, Inc	1,535
9,356		Georg Fischer AG.	3,315
6,791		Gesco AG.	575
176,860	*,e	Gibraltar Industries, Inc	2,267
292,221		Giken Seisakusho Co, Inc	1,576
179,555		Gildemeister AG.	3,193
69,161	e	Global Power Equipment Group, Inc	1,279
591,000		Globe Union Industrial Corp	359
82,056		Glory Ltd	1,923
1,674,323	*	GMR Infrastructure Ltd	785
388,000		Good Friend International Holdings, Inc	144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,395		Gorman-Rupp Co	$1,442
154,290		Graco, Inc	7,758
277,014	*,e	GrafTech International Ltd	2,490
319,651		Grafton Group plc	1,393
40,523	e	Graham Corp	732
303,765		Grana y Montero S.A.	1,029
151,633		Granite Construction, Inc	4,355
9,950		Graphite India Ltd	15
211,509	e	Great Lakes Dredge & Dock Corp	1,629
22,415		Greaves Cotton Ltd	33
82,949	*,e	Greenbrier Cos, Inc	1,339
233,557		Griffon Corp	2,406
58,821	*	Grontmij (ADR)	188
149,813		Group Five Ltd	457
1,076,037	e	Grupo Carso S.A. de C.V. (Series A1)	3,690
47,674		GS Engineering & Construction Corp	3,255
10,060		GS Global Corp	128
106,065	e	GS Yuasa Corp	441
98,800	e	Guangzhou Shipyard International Co Ltd	68
312,604	e	GWA International Ltd	590
137,012		H&E Equipment Services, Inc	1,661
1,193,000	e	Haitian International Holdings Ltd	1,346
55,224	e	Haldex AB	280
6,670		Halla Engineering & Construction Corp	65
3,357		Hamon & CIE S.A.	51
430,596		Hangzhou Steam Turbine Co	451
39,530	*	Hanjin Heavy Industries & Construction Co Ltd	427
47,280		Hanjin Heavy Industries & Construction Holdings Co Ltd	338
497,395		Hanwa Co Ltd	1,723
734,700		HAP Seng Consolidated BHD	393
2,078,000		Harbin Power Equipment	1,589
42,578		Hardinge, Inc	436
12,100	e	Harmonic Drive Systems, Inc	235
97,365		Harsco Corp	1,999
216,819		Havells India Ltd	2,565
190,284	e	Heico Corp	7,362
259,276	*,e	Heidelberger Druckmaschinen	396
167,708		Hellenic Technodomiki Tev S.A.	299
2,804,000		Henderson Investment Ltd	209
374,927	*	Hexcel Corp	9,006
26,000		Hibiya Engineering Ltd	338
306,659		Hills Industries Ltd	364
1,195,866		Hindustan Construction Co	406
888,577	*,e	Hino Motors Ltd	5,817
27,000		Hisaka Works Ltd	186
233,000	*	Hitachi Cable Ltd	315
212,034	e	Hitachi Construction Machinery Co Ltd	3,424
68,300		Hitachi Koki Co Ltd	520
1,046,899		Hitachi Zosen Corp	1,205
253,638		Hiwin Technologies Corp	1,850
4,838,000		HKC Holdings Ltd	187
10,189		Hochtief AG.	478

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

446,735		Hock Seng Lee BHD	$233
11,552		Homag Group AG.	148
6,777,994		Honeywell International, Inc	404,985
159,000	e	Hong Leong Asia Ltd	222
929,387		Hopewell Holdings	3,203
46,400		Hoshizaki Electric Co Ltd	1,348
67,000		Hosokawa Micron Corp	369
73,068		Houston Wire & Cable Co	786
911,000		HUA ENG Wire & Cable	329
189,400		Huangshi Dongbei Electrical Appliance Co Ltd	97
87,722		Hubbell, Inc (Class B)	7,083
22,118		Huber & Suhner AG.	990
105,938	*	Huntington Ingalls	4,455
24,380	*	Hurco Cos, Inc	558
2,478,961		Hutchison Whampoa Ltd	23,907
17,644		Hy-Lok Corp	361
26,020		Hyundai Corp	543
201,766		Hyundai Development Co	4,006
95,044		Hyundai Engineering & Construction Co Ltd	5,729
67,742		Hyundai Heavy Industries	15,249
14,400		Hyundai Mipo Dockyard	1,747
5,839	*	Hyunjin Materials Co Ltd	42
61,300	e	Idec Corp	531
107,646		IDEX Corp	4,496
669,019	*	Ihlas Holding	504
194,262	*	II-VI, Inc	3,695
1,661,007		IJM Corp BHD	2,561
31,410		Iljin Electric Co Ltd	154
1,921,202	e	Illinois Tool Works, Inc	114,255
21,470		IMARKETKOREA,Inc	547
55,188		IMI plc	804
28,039		Implenia AG.	1,134
389,975		Impregilo S.p.A.	1,588
28,640		IMS-Intl Metal Service	312
103,332		Imtech NV	2,729
38,010		Inaba Denki Sangyo Co Ltd	1,087
119,837		Inabata & Co Ltd	776
44,983		Indus Holding AG.	1,097
338,131		Industrea Ltd	435
6,809		Industria Macchine Automatiche S.p.A.	118
39,000		Industrias Romi S.A.	112
25,770		Indutrade AB	765
996		Ingersoll-Rand India Ltd	9
2,546,990		Ingersoll-Rand plc	114,156
66,599	e	Insteel Industries, Inc	781
2,925,000	*	Interchina Holdings Co	247
89,272	e	Interpump Group S.p.A.	663
307,190		Interserve plc	1,811
12,960,565		Invensys plc	49,133
266,900		Iochpe-Maxion S.A.	3,502
271,886		IRB Infrastructure Developers Ltd	782
529,000	e	Iseki & Co Ltd	1,287

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

296,000		I-Sheng Electric Wire & Cable Co Ltd	$415
11,458,341		Ishikawajima-Harima Heavy Industries Co Ltd	25,520
1,650,000		Italian-Thai Development PCL	193
3,020,977	e	Itochu Corp	30,498
218,740		ITT Corp	4,408
759,135		IVRCL Infrastructures & Projects Ltd	667
496,000		Iwatani International Corp	1,803
298,783	*	Jacobs Engineering Group, Inc	12,080
198,102		Jain Irrigation Systems Ltd	261
1,251,669		Jaiprakash Associates Ltd	1,944
106,604		Japan Pulp & Paper Co Ltd	359
330,443	e	Japan Steel Works Ltd	1,836
1,322,000	*	Jaya Holdings Ltd	629
151,000	e	JFE Shoji Trade Corp	542
1,315,957		JG Summit Holdings (Series B)	1,026
172,294		JGC Corp	5,738
7,320,000	*,e	Jia Sheng Holdings Ltd	268
4,540,000	e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	597
460,000		Jingwei Textile Machinery	223
8,516		Jinsung T.E.C.	89
105,236		John Bean Technologies Corp	1,719
2,223,500		Johnson Electric Holdings Ltd	1,449
876,051		Joy Global, Inc	49,111
950,691		JS Group Corp	22,655
827,477	e	JTEKT Corp	6,541
179,000	e	Juki Corp	226
42,238		Jungheinrich AG.	1,402
9,921	*	JVM Co Ltd	382
6,649		Kaba Holding AG.	2,595
76,129	*,e	Kadant, Inc	1,765
242,434	e	Kajima Corp	661
8,178		Kalpataru Power Transmission Ltd	14
96,278	e	Kaman Corp	3,453
125,000	*,e	Kamei Corp	1,213
27,000	*	Kanamoto Co Ltd	315
292,000		Kandenko Co Ltd	1,391
554,000	*	Kanematsu Corp	647
23,600		Katakura Industries Co Ltd	219
23,000		Kaulin Manufacturing Co Ltd	15
1,540,640		Kawasaki Heavy Industries Ltd	3,056
118,507		Kaydon Corp	2,647
1,272,044		KBR, Inc	37,932
14,336		KCC Corp	3,746
8,053		KCC Engineering & Construction Co Ltd	197
66,866	e	KCI Konecranes Oyj	1,945
10,039		KEC International Ltd	14
25,000	e	Keihan Electric Railway Co Ltd	119
89,524		Keller Group plc	803
10,657		Kendrion NV	223
337,087		Kennametal, Inc	12,499
219,966		Kentz Corp Ltd	1,532
31,794	*	Kepler Weber S.A.	138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,859,707		Keppel Corp Ltd	$35,686
65,538	*,e	KEYW Holding Corp	819
46,099	*	KHD Humboldt Wedag International AG.	295
55,739		Kier Group plc	1,166
140,937		Kinden Corp	887
192,000		King Slide Works Co Ltd	1,097
171,151		Kingspan Group plc	1,742
49,000		Kinik Co	71
50,000		Kinki Sharyo Co Ltd	161
125,000		Kitz Corp	536
132,944	e	Kloeckner & Co AG.	1,274
1,418,185		KOC Holding AS	5,675
19,790		Kolon Engineering & Construction Co Ltd	71
1,435,263	e	Komatsu Ltd	28,131
4,536		Komax Holding AG.	341
80,690		Komori Corp	414
167,656	e	Kone Oyj (Class B)	11,620
307,328	e	Koninklijke BAM Groep NV	939
2,439,833		Koninklijke Philips Electronics NV	56,964
14,708	*	Koor Industries Ltd	142
72,525	*	Kopex S.A.	430
47,930		Korea Aerospace Industries Ltd	1,199
28,580		Korea Electric Terminal Co Ltd	691
136,629	*,e	Kratos Defense & Security Solutions, Inc	798
17,605		Krones AG.	943
235		KSB AG.	122
555,757	e	Kubota Corp	5,609
33,668	*	KUKA AG.	970
5,000		Kumho Electric Co Ltd	109
84,761	*	Kumho Industrial Co Ltd	228
173,310	e	Kurita Water Industries Ltd	3,832
93,370		Kuroda Electric Co Ltd	1,138
87,800	*,e	Kyokuto Kaihatsu Kogyo Co Ltd	735
67,000		Kyosan Electric Manufacturing Co Ltd	230
111,600		Kyowa Exeo Corp	1,318
54,000		Kyudenko Corp	266
287,244		L-3 Communications Holdings, Inc	20,598
1,074		Lakshmi Machine Works Ltd	41
2,259,104	*	Lanco Infratech Ltd	643
455,810		Larsen & Toubro Ltd	13,770
1,154	e	Lawson Products, Inc	8
92,060	*,e	Layne Christensen Co	1,805
55,066		LB Foster Co (Class A)	1,781
102,182		Legrand S.A.	3,852
159,162	e	Leighton Holdings Ltd	2,723
294,237		Lennox International, Inc	14,229
380,000		Leoch International Technology Ltd	47
174,958		LG Corp	9,724
13,364		LG Hausys Ltd	977
67,620		LG International Corp	2,828
313,431		Lincoln Electric Holdings, Inc	12,239
96,175		Lindab International AB	749

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,957	e	Lindsay Manufacturing Co	$3,379
6,718		LISI	460
34,856	*,e	LMI Aerospace, Inc	712
641,985		Lockheed Martin Corp	59,949
159,000		Longwell Co	191
3,787,000	e	Lonking Holdings Ltd	629
1,719,936	*,e	Lonrho plc	257
23,516		LS Cable Ltd	2,037
19,425		LS Industrial Systems Co Ltd	1,212
78,142		LSI Industries, Inc	527
134,000	*	Luoyang Glass Co Ltd	24
61,039	*	Lydall, Inc	860
11,660		Mabuchi Motor Co Ltd	533
174,021		MACA Ltd	380
1,804,075		Macmahon Holdings Ltd	512
205,000	e	Maeda Corp	975
214,000		Maeda Road Construction Co Ltd	2,792
156,247		Maire Tecnimont S.p.A.	133
128,748	e	Makino Milling Machine Co Ltd	579
64,411	*,e	Makita Corp	2,493
489,749		Malaysia Marine and Heavy Engineering Sdn BHD	760
2,224,300		Malaysian Resources Corp BHD	1,160
96,771		MAN AG.	8,876
15,414		Manitou BF S.A.	244
182,824	e	Manitowoc Co, Inc	2,439
250,000		Marcopolo S.A.	1,461
4,180,636	e	Marubeni Corp	26,578
2,217,207		Masco Corp	33,369
200,608	*,e	Mastec, Inc	3,952
44,000		Max Co Ltd	517
99,965	*	MAX India Ltd	424
653,893		Meggitt plc	4,173
236,000		Meidensha Corp	814
21,000	*,e	Meiwa Corp	96
1,787,132		Melrose plc	7,003
5,009,000	e	Metallurgical Corp of China Ltd	978
59,921		Metka S.A.	551
54,877		Met-Pro Corp	491
503,666	e	Metso Oyj	18,042
59,864	*,e	Meyer Burger Technology AG.	794
45,414	*,e	Michael Baker Corp	1,084
70,003		Micron Machinery Co Ltd	1,749
72,472	*	Middleby Corp	8,381
68,766		Miller Industries, Inc	1,104
333,100		Mills Estruturas e Servicos de	4,814
1,352,000	e	Minebea Co Ltd	4,554
131,500		Miraito Holdings Corp	1,060
461,800		Mirle Automation Corp	319
102,400	e	MISUMI Group, Inc	2,539
2,445,699	e	Mitsubishi Corp	44,299
1,545,190		Mitsubishi Electric Corp	11,389
3,568,800	e	Mitsubishi Heavy Industries Ltd	15,434

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

109,700		Mitsuboshi Belting Co Ltd	$640
3,527,397	e	Mitsui & Co Ltd	49,489
2,411,000	e	Mitsui Engineering & Shipbuilding Co Ltd	2,775
703,000	e	Mitsui Matsushima Co Ltd	989
31,600		Miura Co Ltd	764
4,019,274		MMC Corp BHD	3,598
1,314,521	e	Monadelphous Group Ltd	26,736
39,300	*	MonotaRO Co Ltd	1,076
169,885	*	Moog, Inc (Class A)	6,434
831,411		Morgan Crucible Co plc	3,556
70,334		Morgan Sindall plc	758
280,000	e	Mori Seiki Co Ltd	1,782
175,770	e	Mota Engil SGPS S.A.	277
203,993	*,e	MRC Global, Inc	5,016
118,084		MSC Industrial Direct Co (Class A)	7,966
82,640		MTU Aero Engines Holding AG.	6,608
726,166		Mudajaya Group BHD	645
3,356		Muehlbauer Holding AG. & Co KGaA	96
158,182		Mueller Industries, Inc	7,193
689,872		Mueller Water Products, Inc (Class A)	3,380
591,400		Muhibbah Engineering M BHD	181
902,504	*,e	Murray & Roberts Holdings Ltd	2,397
73,988	*	MYR Group, Inc	1,476
36,810	e	Nabtesco Corp	678
217,332		Nachi-Fujikoshi Corp	628
86,810		Nagarjuna Construction Co	77
152,000		Nagase & Co Ltd	1,692
86,500		Namura Shipbuilding Co Ltd	268
16,890	e	National Presto Industries, Inc	1,231
77,626	*,e	Navistar International Corp	1,637
8,259		NCC AB	158
105,606		NCC AB (B Shares)	2,015
127,510	*	NCI Building Systems, Inc	1,279
87,700		NEC Capital Solutions Ltd	1,210
454,351		Neo-Neon Holdings Ltd	103
30,704		Nexans S.A.	1,439
218,050	e	NGK Insulators Ltd	2,609
125,165	e	Nibe Industrier AB (Series B)	2,064
242,179		Nichias Corp	1,294
8,000		Nichiden Corp	221
73,500		Nichiha Corp	903
57,491	e	Nidec Corp	4,200
92,000		Nippo Corp	1,066
155,000		Nippon Carbon Co Ltd	284
77,000		Nippon Densetsu Kogyo Co Ltd	746
128,000		Nippon Koei Co Ltd	457
256,000		Nippon Road Co Ltd	907
93,730	e	Nippon Sharyo Ltd	329
1,210,000	e	Nippon Sheet Glass Co Ltd	851
64,800	e	Nippon Signal Co Ltd	400
65,000		Nippon Steel Trading Co Ltd	161
223,889	e	Nippon Thompson Co Ltd	756

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

859,000		Nishimatsu Construction Co Ltd	$1,316
18,000		Nishio Rent All Co Ltd	204
156,021	m	Nisshin Steel Co Ltd	165
192,000	e	Nisshinbo Industries, Inc	1,264
63,000	e	Nissin Electric Co Ltd	374
24,300		Nitta Corp	385
246,000	*	Nitto Boseki Co Ltd	831
36,300		Nitto Kogyo Corp	560
13,973	e	Nitto Kohki Co Ltd	330
24,460		NK Co Ltd	98
31,000	e	NKT Holding AS	1,080
59,178	*,e	NN, Inc	502
2,217,122		Noble Group Ltd	2,380
51,800	*	Nordex AG.	211
247,838		Nordson Corp	14,528
302,919		Noritake Co Ltd	760
37,200		Noritz Corp	656
48,824		NORMA Group	1,318
34,352	*	Nortek, Inc	1,880
640,757		Northrop Grumman Corp	42,565
40,455	*	Northwest Pipe Co	997
256,335		NRW Holdings Ltd	542
833,482	e	NSK Ltd	4,841
512,075	e	NTN Corp	1,030
2,475,028		NWS Holdings Ltd	3,967
27,738		Obara Corp	337
615,809	e	Obayashi Corp	2,806
102,391		Obrascon Huarte Lain S.A.	2,365
648,358		OC Oerlikon Corp AG.	6,242
10,093		OHB AG.	191
132,300		Oiles Corp	2,748
281,641	e	Okuma Holdings, Inc	1,662
249,000		Okumura Corp	818
6,089	*,e	Omega Flex, Inc	65
13,600		Onoken Co Ltd	108
160,824		Orascom Construction Industries	7,553
216,835	*,e	Orbital Sciences Corp	3,157
46,000		Organo Corp	283
101,072	*,e	Orion Marine Group, Inc	751
155,119		Orkla ASA	1,182
82,184		Ormat Industries	396
112,600		OSG Corp	1,564
206,409	*	Oshkosh Truck Corp	5,662
1,374,000	e	Otto Marine Ltd	99
124,827	e	Outotec Oyj	5,944
2,570,715	*	Owens Corning, Inc	86,017
938,709		Paccar, Inc	37,572
20,679		Palfinger AG.	440
485,816		Pall Corp	30,844
4,631,000		Pan-United Corp Ltd	2,504
1,490,540		Parker Hannifin Corp	124,580
9,428	*	Patrick Industries, Inc	146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

237,887		Peab AB (Series B)	$1,114
296,787	e	Pentair, Inc	13,210
340,500	e	Penta-Ocean Construction Co Ltd	822
124,298	e	Perini Corp	1,422
22,505		Pfeiffer Vacuum Technology AG.	2,407
49,388	*,e	Pgt, Inc	162
107,000		Phihong Technology Co Ltd	95
64,815	*	Pike Electric Corp	515
15,495	*	Pinguely-Haulotte	113
603,843	*	Pipavav Shipyard Ltd	896
36,563		Pkc Group Oyj	661
4,743		Plasson	121
90,597	*,e	PMFG, Inc	733
3,758,804		Polimex Mostostal S.A.	966
112,300		Polyplex PCL	51
334,739	*,e	Polypore International, Inc	11,833
13,910		Ponsse Oy	120
35,993	*	Powell Industries, Inc	1,392
215,931		Praj Industries Ltd	196
1,060,949		Precision Castparts Corp	173,295
11,288		Preformed Line Products Co	613
198,260	e	Primoris Services Corp	2,587
17,921	*,e	Proto Labs, Inc	606
72,371		Prysmian S.p.A.	1,294
6,215,000		PT AKR Corporindo Tbk	2,747
564,500		PT Hexindo Adiperkasa Tbk	488
7,888,000		PT Pembangunan Perumahan Tbk	599
9,054,500		PT Surya Semesta Internusa Tbk	1,244
2,379,264		PT United Tractors Tbk	5,123
7,843,500		PT Wijaya Karya	989
751,670		Punj Lloyd Ltd	776
1,641,194		QinetiQ plc	5,030
131,492	e	Quanex Building Products Corp	2,477
891,644	*	Quanta Services, Inc	22,024
3,656		R Stahl AG.	127
148,556		Ramirent Oyj	1,196
460,100		Randon Participacoes S.A.	2,671
4,546		Rational AG.	1,140
310,464		Raubex Group Ltd	569
131,168		Raven Industries, Inc	3,860
1,091,314		Raytheon Co	62,380
78,984	*	RBC Bearings, Inc	3,799
826,420		Rechi Precision Co Ltd	637
226,716		Regal-Beloit Corp	15,979
222,071	e	Reunert Ltd	1,841
1,060,623		Rexel S.A.	21,342
131,147	*,e	Rexnord Corp	2,389
331,547		Rheinmetall AG.	15,486
304,365		Rich Development Co Ltd	152
3,762		Rieter Holding AG.	642
214,541		Robbins & Myers, Inc	12,787
738,687		Rockwell Automation, Inc	51,375

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

222,943		Rockwell Collins, Inc	$11,959
11,480		Rockwool International AS (B Shares)	1,095
3,146,878		Rolls-Royce Group plc	42,929
1,423,411		Roper Industries, Inc	156,418
4,235		Rosenbauer International AG.	216
331,000		Rotary Engineering Ltd	117
128,014		Rotork plc	4,687
195,000		Run Long Construction Co Ltd	256
115,988	*,e	Rush Enterprises, Inc (Class A)	2,234
161,233	e	Russel Metals, Inc	4,513
298,000	e	Ryobi Ltd	639
18,470		S&T Holdings Co Ltd	173
154,050		Saab AB (Class B)	2,960
193,944		Safran S.A.	6,976
32,013		Saft Groupe S.A.	741
533,199		Salfacorp S.A.	1,269
178,405		Samsung Corp	10,524
81,546		Samsung Engineering Co Ltd	13,992
356,076		Samsung Heavy Industries Co Ltd	11,964
47,621		Samsung Techwin Co Ltd	2,737
405,340		San Miguel Corp	1,072
328,000		San Shing Fastech Corp	495
944,556		Sandvik AB	12,847
134,000		Sanki Engineering Co Ltd	626
331,000		Sankyo-Tateyama Holdings, Inc	585
627,000		Sanwa Shutter Corp	2,463
1,765,000	e	Sany Heavy Equipment International	956
97,000		Sanyo Denki Co Ltd	618
165,000	e	Sasebo Heavy Industries Co Ltd	148
85,410		Sauer-Danfoss, Inc	3,434
158,330		Scania AB (B Shares)	2,911
10,642		Schindler Holding AG.	1,310
7,069		Schindler Holding AG. (Reg)	873
41,890		Schneider Electric Infrastructure Ltd	74
521,041		Schneider Electric S.A.	30,805
31,839		Schouw & Co	713
1,730		Schweiter Technologies AG.	828
1,642	*	Seaboard Corp	3,711
39,540		SeaCube Container Leasing Ltd	741
243,969		Sedgman Ltd	287
80,000		Seika Corp	236
134,000		Sekisui Jushi Corp	1,399
2,682,924		SembCorp Industries Ltd	12,325
1,938,273	e	SembCorp Marine Ltd	7,796
15,581		Semperit AG. Holding	609
1,002,133		Senior plc	3,309
69,881	*	Sensata Technologies Holding BV	2,080
157,019		Severfield-Rowen plc	363
47,673	e	SGL Carbon AG.	1,912
385,308	*	SGSB Group Co Ltd	153
144,200	*	Shanghai Automation Instrumentation Co Ltd	67
754,880		Shanghai Diesel Engine Co Ltd	423

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,890,000	e	Shanghai Electric Group Co Ltd	$2,792
746,600	*	Shanghai Erfangji Co Ltd	275
605,800		Shanghai Highly Group Co Ltd	292
1,812,400		Shanghai Industrial Holdings Ltd	5,362
218,200	*	Shanghai Lingyun Industries Development Co Ltd	108
131,800		Shanghai Material Trading Co Ltd	67
426,020		Shanghai Mechanical and Electrical Industry Co Ltd	441
1,414,000		Shanghai Prime Machinery Co Ltd	187
438,400		Shanghai Waigaoqiao Free Trade Zone Development Co Ltd	299
161,324	*	Shaw Group, Inc	7,037
342,823		ShenMao Technology, Inc	429
645,000		Shihlin Electric & Engineering Corp	765
256,179		Shikun & Binui Ltd	398
32,800	e	Shima Seiki Manufacturing Ltd	471
489,933	e	Shimizu Corp	1,648
184,000		Shin Zu Shing Co Ltd	664
124,000	e	Shinko Electric Co Ltd	233
513,590		Shinmaywa Industries Ltd	2,623
65,000		Shinsho Corp	121
25,500		SHO-BOND Holdings Co Ltd	890
560,800		Siam Future Development PCL	145
800,432		Siemens AG.	80,060
54,647		Siemens India Ltd	733
6,307	e	SIFCO Industries, Inc	115
817,853		SIG plc	1,311
72,669		Silitech Technology Corp	141
6,513,571		Sime Darby BHD	20,870
147,133	e	Simpson Manufacturing Co, Inc	4,211
1,834,000	e	Singamas Container Holdings Ltd	447
2,068,916		Singapore Technologies Engineering Ltd	5,953
2,246,000		Sino Thai Engineering & Construction PCL	1,452
421,507		Sintex Industries Ltd	531
61,800		Sintokogio Ltd	424
40,453		SK Corp	5,607
163,510		SK Networks Co Ltd	1,499
64,384		Skanska AB (B Shares)	1,044
1,824,453		SKF AB (B Shares)	39,426
6,197		SKF India Ltd	78
400,505		SM Investments Corp	7,005
21,249	e	SMC Corp	3,420
2,991,322		Smiths Group plc	50,249
402,062		Snap-On, Inc	28,896
158,274		SNC-Lavalin Group, Inc	6,110
522,016		SOCAM Development Ltd	496
142,700		Sodick Co Ltd	604
6,092,886	e	Sojitz Holdings Corp	7,877
10,995		Solar Holdings AS (B Shares)	605
1,107,389	e	Sonae SPGS S.A.	736
753,938		Speedy Hire plc	357
108,440		Spirax-Sarco Engineering plc	3,668
440,080	*	Spirit Aerosystems Holdings, Inc (Class A)	9,774

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

414,085		SPX Corp	$27,085
25,990	*	Ssangyong Engineering & Construction Co Ltd	97
64,025		Standex International Corp	2,846
798,369		Stanley Works	60,876
76,723		Stefanutti Stocks Holdings Ltd	97
102,033	*	Sterling Construction Co, Inc	1,018
37,143	e	Strabag SE	900
32,049		STX Corp Co Ltd	236
99,430		STX Engine Co Ltd	786
2,356,000	e	STX OSV Holdings Ltd	3,104
168,750		STX Shipbuilding Co Ltd	1,342
5,595		Sulzer AG.	817
239,000	e	Sumikin Bussan Corp	594
2,511,368	e	Sumitomo Corp	33,784
1,395,753		Sumitomo Electric Industries Ltd	14,761
813,628		Sumitomo Heavy Industries Ltd	2,774
43,000		Sumitomo Precision Products Co Ltd	177
75,050		Sun Hydraulics Corp	1,994
4,620,000	*	Sun Innovation Holdings Ltd	46
28,990	*	Sung Jin Geotec Co Ltd	357
13,371		Sung Kwang Bend Co Ltd	314
373,000		Sunonwealth Electric Machine Industry Co Ltd	233
148,000		Sunspring Metal Corp	142
145,668	e	Superior Plus Corp	1,348
648,661	*	Suzlon Energy Ltd	218
329,000	e	SWCC Showa Holdings Co Ltd	256
605,228		Swisslog Holding AG.	650
67,512	e	Sypris Solutions, Inc	482
1,350,370		Ta Ya Electric Wire & Cable	339
143,000		Tadano Ltd	1,083
10,658	*	Taewoong Co Ltd	210
92,400		Taeyoung Engineering & Construction	463
88,130	*	Taihan Electric Wire Co Ltd	130
83,000		Taihei Dengyo Kaisha Ltd	563
69,000		Taihei Kogyo Co Ltd	265
106,900		Taikisha Ltd	2,241
883,166	e	Taisei Corp	2,531
1,051,872		Taiwan Glass Industrial Corp	1,063
101,000	e,m	Takaoka Electric Manufacturing Co Ltd	170
145,929	e	Takara Standard Co Ltd	1,153
137,800		Takasago Thermal Engineering Co Ltd	1,114
90,000		Takuma Co Ltd	458
105,939	e	TAL International Group, Inc	3,600
206,029	*	Taser International, Inc	1,242
541,000	e	Tat Hong Holdings Ltd	586
51,000	e	Tatsuta Electric Wire and Cable Co Ltd	456
2,615,833		Teco Electric and Machinery Co Ltd	1,805
321,398	*	Teledyne Technologies, Inc	20,373
111,307		Tennant Co	4,766
365,240	*	Terex Corp	8,247
44,203	e	Textainer Group Holdings Ltd	1,350
4,280,125		Textron, Inc	112,011

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

202,141	e	Thales S.A.	$6,939
22,707		Thermax Ltd	241
53,646	*,e	Thermon Group Holdings	1,341
126,893		THK Co Ltd	1,939
1,360,000	*	Tianjin Development Hldgs	616
490,939		Timken Co	18,243
154,342	e	Titan International, Inc	2,726
61,595	*,e	Titan Machinery, Inc	1,249
22,703	*	TK Corp	610
246,000		Toa Corp/Tokyo	394
17,900		Tocalo Co Ltd	274
640,000		Toda Corp	1,924
70,000	e	Toenec Corp	390
148,300	e	Tokai Corp	648
57,000		Tokyo Energy & Systems, Inc	281
96,060		Tokyu Construction Co Ltd	179
205,978		Tong-Tai Machine & Tool Co Ltd	176
193,625		Topco Technologies Corp	410
23,000		Torishima Pump Manufacturing Co Ltd	164
313,158		Toro Co	12,457
100,342		Toromont Industries Ltd	2,131
461,964		Toshiba Machine Co Ltd	1,783
54,000		Toshiba Plant Systems & Services Corp	718
54,602		Totetsu Kogyo Co Ltd	694
105,297	e	Toto Ltd	773
76,000	e	Toyo Construction Co Ltd	220
51,000	e	Toyo Electric Manufacturing Co Ltd	158
498,957		Toyo Engineering Corp	2,238
13,800	e	Toyo Tanso Co Ltd	329
615,601	e	Toyota Tsusho Corp	13,150
777,000		Tradewinds Corp BHD	258
217,766		Trakya Cam Sanayi AS	246
209,465	*	TransDigm Group, Inc	29,717
381,676	e	Travis Perkins plc	6,433
489,965		Trelleborg AB (B Shares)	5,519
39,981		Trevi Finanziaria S.p.A.	258
62,706	*,e	Trex Co, Inc	2,140
188,640	*	Trimas Corp	4,548
183,928		Trinity Industries, Inc	5,512
132,044		Triumph Group, Inc	8,257
22,831		Triveni Turbine Ltd	20
42,362		Trusco Nakayama Corp	772
185,000	e	Tsubakimoto Chain Co	1,069
70,000	e	Tsugami Corp	431
52,000		Tsukishima Kikai Co Ltd	451
692,000	e	Tuan Sing Holdings Ltd	171
514,483		Turk Sise ve Cam Fabrikalari AS	714
69,190		Turk Traktor ve Ziraat Makineleri AS	1,484
31,876	e	Twin Disc, Inc	571
95,519		Ultra Electronics Holdings	2,381
11,700		Union Tool Co	186
256,000	e	United Engineers Ltd	518

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

539,898	e	United Group Ltd	$5,841
404,000		United Integrated Services Co Ltd	342
135,749	*	United Rentals, Inc	4,440
2,309,253		United Technologies Corp	180,791
108,151	e	Universal Forest Products, Inc	4,493
86,127	e	Uponor Oyj	907
407,472		URS Corp	14,388
338,830	*,e	USG Corp	7,437
2,237,385		Ushio, Inc	26,837
9,104,000	*	UURG Corp Ltd	48
16,180	e	Vacon plc	836
309,937		Vallourec	13,095
139,050		Valmont Industries, Inc	18,285
265,242	*,e	Vestas Wind Systems AS	1,882
80,843		Vicor Corp	539
952,844		Vinci S.A.	40,542
3,080,000	*	Vitar International Holdings Ltd	138
95,808	e	Volex plc	277
136,975		Voltas Ltd	324
1,155,097		Volvo AB (B Shares)	16,228
91,793	*,e	Von Roll Holding AG.	214
7,555		Vossloh AG.	697
218,165		W.W. Grainger, Inc	45,460
237,788	*,e	Wabash National Corp	1,695
579,536	*	WABCO Holdings, Inc	33,422
54,486		Wacker Construction Equipment AG.	770
280,300		Wafangdian Bearing Co Ltd	177
47,338	e	Wajax Income Fund	2,137
4,046,150		Walsin Lihwa Corp	1,409
1,448		Walter Meier AG.	332
28,624	e	Wartsila Oyj (B Shares)	993
108,902	e	Watsco, Inc	8,254
124,376	e	Watts Water Technologies, Inc (Class A)	4,705
355,000		Ways Technical Corp Ltd	934
1,238,000		WCT Berhad	1,092
248,880		Wei Mon Industry Co Ltd	132
838,800	e	Weichai Power Co Ltd	2,555
42,433	e	Weir Group plc	1,215
198,520		Well Shin Technology Co Ltd	276
124,605	*	WESCO International, Inc	7,127
193,296		Westinghouse Air Brake Technologies Corp	15,520
63,705	*,e	Westport Innovations, Inc	1,778
5,641,541	e	Wienerberger AG.	43,758
12,926	*,e	Willis Lease Finance Corp	160
165,768		Wilson Bayly Holmes-Ovcon Ltd	2,744
2,363,168		Wolseley plc	101,088
270,547		Woodward Governor Co	9,193
26,127		Wooree ETI Co Ltd	118
30,493	e	XP Power Ltd	493
299,570		Xylem, Inc	7,534
36,000		Yahagi Construction Co Ltd	146
71,400	e	Yamazen Corp	455

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,651,370	e	Yangzijiang Shipbuilding	$2,105
117,689		Yazicilar Holding AS	920
160,240	e	YIT Oyj	3,082
66,000		Yokogawa Bridge Holdings Corp	482
25,935		Young Poong Precision Corp	297
1,828,000		Yuanda China Holdings Ltd	166
591,000	e	Yuasa Trading Co Ltd	1,029
781,000		Yungtay Engineering Co Ltd	1,610
53,000		Yurtec Corp	175
12,100		Yushin Precision Equipment Co Ltd	215
59,724	e	Zardoya Otis S.A.	703
12,160		Zehnder Group AG.	722
602,000	e	Zhuzhou CSR Times Electric Co Ltd	1,540
54,437		Zodiac S.A.	5,315
39,309		Zumtobel AG.	425

		TOTAL CAPITAL GOODS	8,051,814

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
57,868		Aangpanneforeningen AB (B Shares)	1,297
222,808		ABM Industries, Inc	4,218
250,236	*	Acacia Research (Acacia Technologies)	6,859
460,118	*	ACCO Brands Corp	2,986
63,973		Acorn Energy, Inc	571
29,793		Adcorp Holdings Ltd	100
1,170,662		Adecco S.A.	55,880
94,170		Administaff, Inc	2,376
175,016	*,e	Advisory Board Co	8,371
64,300		Aeon Delight Co Ltd	1,416
941,146	e	Aggreko plc	35,232
14,124		Akka Technologies S.A.	407
363,014		ALS Ltd	3,218
151,425		American Banknote S.A.	2,835
129,969	e	American Ecology Corp	2,805
160,109	*	American Reprographics Co	684
16,650,000	*	Asia Energy Logistics Group Ltd	242
60,338	*,e	Asset Acceptance Capital Corp	450
27,388		Assystem	496
37,823	e	Asta Funding, Inc	355
39,557	*	AT Cross Co	394
239,855		Atkins WS plc	2,825
127,244		Avery Dennison Corp	4,049
439,924		Babcock International Group	6,596
44,215	e	Barrett Business Services, Inc	1,198
13,603	e	Bertrandt AG.	1,006
169,350	e	BFI Canada Ltd	3,488
100,480		Bilfinger Berger AG.	8,896
66,100	e	Black Diamond Group Ltd	1,507
296,699		Blue Label Telecoms Ltd	230
1,836,112		Brambles Ltd	13,305
232,328		Brink’s Co	5,969
32,835		Brunel International	1,435
44,050		Bureau Veritas S.A.	4,522

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,237		BWT AG.	$251
345,682	e	Cabcharge Australia Ltd	1,954
161,195		Cape plc	625
672,809		Capita Group plc	8,426
98,951	*	Casella Waste Systems, Inc (Class A)	424
133,728	*,e	CBIZ, Inc	805
49,105	e	CDI Corp	836
50,187	e	Ceco Environmental Corp	490
201,923	*,e	Cenveo, Inc	462
11,302		Cewe Color Holding AG.	450
3,121,000	e	China Everbright International Ltd	1,642
264,704		Cintas Corp	10,972
128,720	*	Clean Harbors, Inc	6,288
138,000		Cleanaway Co Ltd	1,008
2,271	e	Compx International, Inc	34
46,209	*,e	Consolidated Graphics, Inc	1,206
127,900		Contax Participacoes S.A.	1,205
494,488	*,e	Coolbrands International, Inc	682
412,050	*	Copart, Inc	11,426
184,896		Corporate Executive Board Co	9,916
417,041		Corrections Corp of America	13,950
43,056	e	Courier Corp	526
252,428		Covanta Holding Corp	4,332
40,366	*	CRA International, Inc	698
737,102	e	Dai Nippon Printing Co Ltd	5,140
46,000		Daiseki Co Ltd	713
352,537		Davis Service Group plc	3,109
240,784		De La Rue plc	3,941
188,642		Deluxe Corp	5,765
114,315		Derichebourg	361
115,331	*,e	Dolan Media Co	620
583,782	*	Downer EDI Ltd	2,161
113,606		Dun & Bradstreet Corp	9,045
55,698		Duskin Co Ltd	1,120
2,775,000	*	Eastern Media International Corp	408
3,440,120		Edenred	96,598
81,860	*	Encore Capital Group, Inc	2,313
555,970	*	EnergySolutions, Inc	1,518
113,158	*,e	EnerNOC, Inc	1,469
93,888		Ennis, Inc	1,541
434,700		Equifax, Inc	20,248
2,066,675		Experian Group Ltd	34,412
75,336	*	Exponent, Inc	4,301
1,158,000	*,e,m	Fook Woo Group Holdings Ltd	102
56,506	*	Franklin Covey Co	678
151,281	*	FTI Consulting, Inc	4,036
15,463,000	*	Fung Choi Media Group Ltd	1,638
75,738		G & K Services, Inc (Class A)	2,371
33,485		Gategroup Holding AG.	822
36,400		Genivar Income Fund	836
229,935		Geo Group, Inc	6,362
9,568	e	GL Events	184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,352	*,e	GP Strategies Corp	$1,031
1,177,423		Group 4 Securicor plc	5,057
60,817		Gunnebo AB	268
1,857,256		Hays plc	2,319
247,183		Healthcare Services Group	5,653
136,427		Heidrick & Struggles International, Inc	1,738
25,857	*,e	Heritage-Crystal Clean, Inc	513
208,620		Herman Miller, Inc	4,056
104,815	*,e	Hill International, Inc	457
162,468	e	HNI Corp	4,145
874,660		Homeserve plc	2,970
123,019	*	Hudson Highland Group, Inc	549
93,271	*,e	Huron Consulting Group, Inc	3,248
80,335	*	ICF International, Inc	1,615
547,716	*,e	ICO Global Communications Holdings Ltd	619
194,103	*	IHS, Inc (Class A)	18,896
107,322	*,e	Innerworkings, Inc	1,397
208,730	e	Interface, Inc	2,757
62,560	e	Intersections, Inc	659
152,125		Intertek Group plc	6,744
220,737		Intrum Justitia AB	3,226
106,080	*	Ipek Matbacilik Sanayi Ve Ticaret AS	242
392,732		Iron Mountain, Inc	13,396
504,656		ITE Group plc	1,681
34,933	*	KAR Auction Services, Inc	690
96,899	e	Kelly Services, Inc (Class A)	1,221
24,370		KEPCO Plant Service & Engineering Co Ltd	1,105
117,942	*	Kforce, Inc	1,391
777,800		K-Green Trust	650
130,193		Kimball International, Inc (Class B)	1,591
209,084	e	Knoll, Inc	2,917
203,200	e	Kokuyo Co Ltd	1,648
216,737	*	Korn/Ferry International	3,323
158,000		Kyodo Printing Co Ltd	368
519,000		L&K Engineering Co Ltd	504
107,434		Loomis AB	1,527
183,390		Manpower, Inc	6,749
16,162		Matsuda Sangyo Co Ltd	230
88,405		McGrath RentCorp	2,306
122,099		McMillan Shakespeare Ltd	1,539
180,533		Mears Group plc	825
41,900		Meitec Corp	952
141,129	*,e	Metalico, Inc	361
391,101		Michael Page International plc	2,254
123,543		Mine Safety Appliances Co	4,604
608,332	e	Mineral Resources Ltd	4,816
56,290	*,e	Mistras Group, Inc	1,306
664,947		Mitie Group	3,131
36,472		Mitsubishi Pencil Co Ltd	688
6,900	e	Mitsubishi Research Institute, Inc	147
136,681	*,e	Mobile Mini, Inc	2,284
94,760	e	Morneau Sobeco Income Fund	1,219

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,583		Moshi Moshi Hotline, Inc	$2,025
48,989	e	Multi-Color Corp	1,135
60,600		Multiplus S.A.	1,211
188,252	*	Navigant Consulting, Inc	2,080
89,313		Newalta, Inc	1,313
498,111	*	Nielsen Holdings NV	14,933
11,000		Nihon M&A Center, Inc	320
6,200		Nippon Kanzai Co Ltd	122
40,460	e	Nissha Printing Co Ltd	377
29,302	e	NL Industries, Inc	337
260,563	*,e	Odyssey Marine Exploration, Inc	823
162,000		Okamura Corp	1,247
155,015	*	On Assignment, Inc	3,088
39,668		Oyo Corp	477
189,700		Park24 Co Ltd	3,100
224		Pasona Group, Inc	146
43,800		PayPoint plc	506
20,200	*	Performant Financial Corp	216
224		Pilot Corp	420
421,593	e	Pitney Bowes, Inc	5,826
111,011	*,e	Portfolio Recovery Associates, Inc	11,593
49,138	e	Poyry Oyj	215
131,251		Proffice AB	460
231,619	e	Programmed Maintenance Services Ltd	518
87,300		PRONEXUS, Inc	530
359,590		Prosegur Cia de Seguridad S.A.	1,647
135,640	e	Quad	2,300
583,981	e	R.R. Donnelley & Sons Co	6,190
96,592		Randstad Holdings NV	3,211
1,631,672		Regus plc	2,690
2,528,130		Rentokil Initial plc	3,329
707,718		Republic Services, Inc	19,469
175,642		Resources Connection, Inc	2,303
119,612	e	Ritchie Bros Auctioneers, Inc	2,301
372,291		Robert Half International, Inc	9,914
305,449	e	Rollins, Inc	7,144
361,006		RPS Group plc	1,452
188,884	*	RPX Corp	2,117
24,138		S1 Corp (Korea)	1,481
284,226	e	SAI Global Ltd (New)	1,246
24,952	e	Sato Corp	375
46,500	e	Schawk, Inc (Class A)	607
4,345		Seche Environnement S.A.	159
198,758		Secom Co Ltd	10,360
251,322		Securitas AB (B Shares)	1,888
634,026	e	Seek Ltd	4,472
442,649		Serco Group plc	4,151
6,827		SGS S.A.	14,039
549,263		Shanks Group plc	735
17,800		Shenzhen Dongjiang Environmental Co Ltd	70
424,363		Skilled Group Ltd	1,134
98,329		Societe BIC S.A.	11,876

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

193,000		Sohgo Security Services Co Ltd	$2,700
173,240		Sporton International, Inc	388
77,088	*,e	Standard Parking Corp	1,729
83,704	e	Stantec, Inc	2,852
372,430	e	Steelcase, Inc (Class A)	3,668
419,713	*	Stericycle, Inc	37,993
134,838		Sthree plc	621
268,453	*	SYKES Enterprises, Inc	3,608
207,000		Taiwan Secom Co Ltd	455
498,000		Taiwan-Sogo Shinkong Security Corp	582
70,481	*	Team, Inc	2,245
69,969		Teleperformance	2,005
66,500	e	Temp Holdings Co Ltd	803
289,555	*	Tetra Tech, Inc	7,604
486,000		Tianjin Capital Environmental Protection Group Co Ltd	105
64,263	*	TMS International Corp	636
10,300	e	Tokyu Community Corp	377
255,527		Tomra Systems ASA	2,249
147,000		Toppan Forms Co Ltd	1,419
1,957,944	e	Toppan Printing Co Ltd	11,356
217,274		Towers Watson & Co	11,526
134,430	e	Transcontinental, Inc	1,142
629,877		Transfield Services Ltd	1,135
1,408,477	*	Transpacific Industries Group Ltd	1,295
67,925	*,e	TRC Cos, Inc	511
254,336	*	TrueBlue, Inc	3,998
5,492,923		Tyco International Ltd	309,032
156,000	e	Uchida Yoko Co Ltd	445
52,525		Unifirst Corp	3,508
169,252		United Stationers, Inc	4,404
83,406		USG People NV	631
1,189,065	*,e	Verisk Analytics, Inc	56,610
76,833		Viad Corp	1,603
22,210		VSE Corp	544
23,737	*,e	WageWorks, Inc	414
476,842		Waste Connections, Inc	14,424
1,056,718		Waste Management, Inc	33,901
7,100	e	Weathernews, Inc	273
960,000		WHK Group Ltd	956
544,519		Yem Chio Co Ltd	438

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,310,083

CONSUMER DURABLES & APPAREL - 1.7%
1,492,000	e	361 Degrees International Ltd	392
18,768		Accell Group	310
242,740		Adidas-Salomon AG.	19,920
86,000		Advanced International Multitech Co Ltd	131
17,402		Agabang&Company	191
42,342		Aksa Akrilik Kimya Sanayii	111
1,845,735		Alok Industries Ltd	440
151,900	e	Alpine Electronics, Inc	1,414
1,188,940		Altek Corp	706

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

159,419		Amer Sports Oyj (A Shares)	$2,078
169,409	e	American Greetings Corp (Class A)	2,846
3,207,000	e	Anta Sports Products Ltd	2,452
543,767		Arcelik AS	2,896
70,753	*	Arctic Cat, Inc	2,933
68,600		Arezzo Industria e Comercio S.A.	1,237
54,600		Arnest One Corp	841
52,500	e	Aruze Corp	1,062
844,950		Arvind Ltd	1,274
135,000	*	Asia Optical Co, Inc	153
282,551		Asics Corp	3,811
424,000		Atsugi Co Ltd	488
138,095		Avgol Industries 1953 Ltd	100
45,150		AVY Precision Technology, Inc	76
75,845	*,e	Bang & Olufsen AS (B Shares)	1,039
1,397,184	*	Barratt Developments plc	3,831
9,040		Basic House Co Ltd	126
41,634		Bassett Furniture Industries, Inc	518
72,290		Bata India Ltd	1,338
709,570	*,e	Beazer Homes USA, Inc	2,519
2,722,000	*	Beijing Properties Holdings Ltd	116
195,097		Bellway plc	2,902
68,312	e	Beneteau S.A.	747
190,126	*	Berkeley Group Holdings plc	4,321
505,842	e	Billabong International Ltd	693
512,000	e	Billion Industrial Holdings Ltd	268
25,660		Bjoern Borg AB	136
72,907	e	Blyth, Inc	1,895
57,989		Bombay Dyeing & Manufacturing Co Ltd	540
4,618,000		Bosideng International Holdings Ltd	1,293
261,051		Bovis Homes Group plc	2,131
312,262		Brookfield Incorporacoes S.A.	608
42,100	*,e	Brunello Cucinelli S.p.A	730
379,108	e	Brunswick Corp	8,579
559,928		Burberry Group plc	9,066
74,780		BWG Homes ASA	163
256,600	e	Callaway Golf Co	1,576
77,800		Camargo Correa Desenvolvimento Imobiliario S.A.	211
307,331	*	Carter’s, Inc	16,547
1,715,331	*,e	Casio Computer Co Ltd	12,151
26,014	*	Cavco Industries, Inc	1,194
614,000		Cecep Costin New Materials Grp Ltd	238
50,260	e	Cherokee, Inc	732
2,296,000		Chigo Holding Ltd	50
2,472,400	e	China Dongxiang Group Co	263
3,848,000		China Haidian Holdings Ltd	390
836,000		China Lilang Ltd	438
26,100		Chofu Seisakusho Co Ltd	632
92,836		Christian Dior S.A.	12,436
22,600		Cia Providencia Industria e Comercio S.A.	76
323,000	*,e	Clarion Co Ltd	513
76,557	*,e	Clarus Corp	671

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,100		Cleanup Corp	$330
821,644		Coach, Inc	46,028
43,388	e	Columbia Sportswear Co	2,343
1,073,133		Compagnie Financiere Richemont S.A.	64,434
1,134,700	e	Consorcio ARA, S.A. de C.V.	354
26,900		Corona Corp	348
654,100	*	Corp GEO S.A. de C.V. (Series B)	802
469,193	*	CROCS, Inc	7,606
51,784		CSS Industries, Inc	1,064
33,066		Culp, Inc	389
916,081		Cyrela Brazil Realty S.A.	7,863
30,200	e	Daidoh Ltd	189
52,347	*,e	Deckers Outdoor Corp	1,918
156,250	*	Delclima	113
169,565		De’Longhi S.p.A.	1,985
23,138	*,e	Delta Apparel, Inc	319
267,200	*,e	Desarrolladora Homex S.A. de C.V.	612
54,590		Descente Ltd	324
45,733		Dorel Industries, Inc (Class B)	1,588
2,736,680	e	DR Horton, Inc	56,486
51,049		Duni AB	427
190,274		Eclat Textile Co Ltd	530
1,728,011	e	Electrolux AB (Series B)	42,699
248,000		Embry Holdings Ltd	123
87,594	e	Ethan Allen Interiors, Inc	1,920
529,200		Even Construtora e Incorporadora S.A.	2,039
434,000	e	Evergreen International Holdin	84
207,000		Ez Tec Empreendimentos e Participacoes S.A.	2,571
2,713,980	*	Fabricato S.A.	140
207,030		Feng TAY Enterprise Co Ltd	227
13,800	e	Fields Corp	195
479,943	*,e	Fifth & Pacific Cos, Inc	6,134
11,884		Fila Korea Ltd	774
1,178,824	*,e	Fisher & Paykel Appliances Holdings Ltd	1,167
55,300		Fiyta Holdings Ltd	42
18,040		Flexsteel Industries, Inc	373
2,637		Forbo Holding AG.	1,558
1,389,220		Formosa Taffeta Co Ltd	1,329
110,000		Forus S.A.	543
80,064	*	Fossil, Inc	6,781
21,291		Foster Electric Co Ltd	327
175,000	e	France Bed Holdings Co Ltd	376
80,000	e	Fujitsu General Ltd	709
92,200		Funai Electric Co Ltd	1,300
580,000		Gafisa S.A.	1,276
278,683	*,e	Garmin Ltd	11,632
50,408		Genius Electronic Optical Co Ltd	416
113,353	e	Geox S.p.A.	301
57,286		Gerry Weber International AG.	2,370
388,149		Giant Manufacturing Co Ltd	2,054
63,640	*,e	G-III Apparel Group Ltd	2,285
100,815		Gildan Activewear, Inc	3,196

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

319,552		Gitanjali Gems Ltd	$2,102
964,637	e	Glorious Sun Enterprises Ltd	278
32,000	*,e	Goldwin, Inc	194
470,000		Goodbaby International Holding	152
184,900		Grendene S.A.	1,254
207,416	e	GUD Holdings Ltd	1,761
3,267,111	e	Guinness Peat Group plc	1,473
1,656,000		Gunze Ltd	4,249
1,347,000	*	Haier Electronics Group Co Ltd	1,554
13,500		Hajime Construction Co Ltd	478
16,140		Handsome Co Ltd	406
403,797	*	Hanesbrands, Inc	12,873
87,829		Hansae Co Ltd	1,150
30,580		Hanssem Co Ltd	508
148,508		Harman International Industries, Inc	6,855
167,947	e	Hasbro, Inc	6,411
1,873,500	*	Haseko Corp	1,197
15,264		Hefei Meiling Co Ltd	6
50,600	e	Heiwa Corp	849
278,500		Helbor Empreendimentos S.A.	1,491
179,588	*,e	Helen of Troy Ltd	5,716
743,000	*	Hisense Kelon Electrical Holdings Co Ltd	137
35,148	e	Hooker Furniture Corp	457
406,788	*,e	Hovnanian Enterprises, Inc (Class A)	1,407
19,744		Hugo Boss AG.	1,739
325,188		Husqvarna AB (B Shares)	1,661
137,150	*	Huvis Corp	1,508
11,066	e	IC Companys AS	196
295,757	*	Iconix Brand Group, Inc	5,395
47,239	e	Indesit Co S.p.A.	235
274,300	*	Inpar S.A.	162
910,000	e	International Taifeng Holdings Ltd	233
122,781	*,e	iRobot Corp	2,794
153,765	e	Jakks Pacific, Inc	2,240
61,000		Japan Vilene Co Ltd	271
131,000		Japan Wool Textile Co Ltd	979
2,652,803	e	Jarden Corp	140,175
203,699	*	Jinshan Development & Construction Co Ltd	84
213,736	e	JM AB	3,913
78,289		Johnson Health Tech Co Ltd	201
28,358	*	Johnson Outdoors, Inc	607
346,423		Jones Apparel Group, Inc	4,458
148,200	*,e	JVC KENWOOD Holdings, Inc	530
456,091	e	KB Home	6,545
9,000		Kinko Optical Co Ltd	13
1,043,500		Konka Group Co Ltd	281
104,425	*,e	K-Swiss, Inc (Class A)	358
470,000		Kurabo Industries Ltd	769
591,000		Kwong Fong Industries	368
1,555		Kyungbang Ltd	143
329,160		LAN FA Textile	107
395,035		Lao Feng Xiang Co Ltd	673

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

182,764	*	La-Z-Boy, Inc	$2,674
588,000		Le Saunda Holdings	159
93,112		Lealea Enterprise Co Ltd	36
303,544	*	Leapfrog Enterprises, Inc	2,738
405,525	e	Leggett & Platt, Inc	10,158
661,342	e	Lennar Corp (Class A)	22,995
154,608		LG Electronics, Inc	9,549
22,070		LG Fashion Corp	614
978,500	e	Li Ning Co Ltd	518
98,179		Li Peng Enterprise Co Ltd	32
71,811	*,e	Libbey, Inc	1,133
37,747	e	Lifetime Brands, Inc	450
652,000		Luthai Textile Co Ltd	577
502,410		Luxottica Group S.p.A.	17,722
214,198		LVMH Moet Hennessy Louis Vuitton S.A.	32,155
78,034	*,e	M/I Homes, Inc	1,509
83,679	*	Maidenform Brands, Inc	1,714
7,434		Maisons France Confort	244
569,000		Makalot Industrial Co Ltd	1,640
537,600	e	Man Wah Holdings Ltd	292
25,012		Marcolin S.p.A	142
6,442	*,b	Mariella Burani S.p.A.	0	^
48,739	e	Marine Products Corp	290
8,300		Mars Engineering Corp	217
2,309,533	e	Matsushita Electric Industrial Co Ltd	15,281
536,932		Mattel, Inc	19,051
175,758		MDC Holdings, Inc	6,768
242,650		Merida Industry Co Ltd	889
124,530	*,e	Meritage Homes Corp	4,736
119,700		Merry Electronics Co Ltd	189
835,488	*	Michael Kors Holdings Ltd	44,431
3,120,000	*	Ming Fung Jewellery Group Ltd	148
30,400	*	Misawa Homes Co Ltd	462
65,000	e	Mitsui Home Co Ltd	338
193,000		Mizuno Corp	966
266,432	*	Mohawk Industries, Inc	21,320
73,069		Movado Group, Inc	2,464
720,998		MRV Engenharia e Participacoes S.A.	4,314
29,803		Nacco Industries, Inc (Class A)	3,738
761,222		Namco Bandai Holdings, Inc	12,897
62,918	e	New Wave Group AB (B Shares)	198
356,930		Newell Rubbermaid, Inc	6,814
39,512		Nexity	1,141
21,300	e	Nidec Copal Corp	171
571,725		Nien Hsing Textile Co Ltd	405
1,392,354		Nike, Inc (Class B)	132,147
220,135	e	Nikon Corp	6,053
206,253	*	Nobia AB	780
21,900		Noritsu Koki Co Ltd	98
42,821	*	NVR, Inc	36,163
916,531		Onward Kashiyama Co Ltd	7,295
29,362		Oriental Weavers	119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,077		Oxford Industries, Inc	$4,012
1,058,637		Pacific Textile Holdings Ltd	686
226,000		PanaHome Corp	1,316
216,471	e	Pandora AS	2,945
12,460,349		PDG Realty S.A.	23,480
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,569,000	e	Peak Sport Products Co Ltd	276
15,000		Pegas Nonwovens S.A.	367
44,513	*,e	Perry Ellis International, Inc	982
726,400		Persimmon plc	8,912
720,124		Phillips-Van Heusen Corp	67,490
363,100	*,e	Pioneer Corp	891
10,424,857		Playmates Holdings Ltd	6,002
328,686		Polaris Industries, Inc	26,582
71,428	*	Poltrona Frau S.p.A.	85
176,992	e	Pool Corp	7,359
661,000	e	Ports Design Ltd	508
2,909,230		Pou Chen Corp	2,966
406,500	e	Prada S.p.A	3,020
1,336,000	e	Prime Success International Group Ltd	1,339
4,282,500		PT Modern Internasional Tbk	329
2,065,947	*	Pulte Homes, Inc	32,023
459,771	*,e	Quiksilver, Inc	1,526
267,001		Rajesh Exports Ltd	610
233,276		Ralph Lauren Corp	35,278
130,103		Raymond Ltd	968
372,243	*	Redrow plc	937
155,700		Restoque Comercio e Confeccoes de Roupas S.A.	703
25,368	e	RG Barry Corp	374
7,728	e	Rinnai Corp	577
30,800		Rodobens Negocios Imobiliarios S.A.	179
4,575	*	Rodriguez Group	21
26,300		Roland Corp	182
575,980		Rossi Residencial S.A.	1,429
1,170,000		Royale Furniture Holdings Ltd	146
575,962		Ruentex Industries Ltd	1,345
184,581	e	Ryland Group, Inc	5,537
540,834		S Kumars Nationwide Ltd	198
6,482		Sabaf S.p.A.	75
42,644	*	Safilo Group S.p.A.	327
116,335		Salvatore Ferragamo Italia S.p.A	2,427
269,000		Sampo Corp	93
1,227,000		Samson Holding Ltd	147
5,774,600		Samsonite International	11,047
39,476		Sangetsu Co Ltd	1,087
30,693		Sankyo Co Ltd	1,428
144,000		Sanyo Electric Taiwan Co Ltd	156
125,000		Sanyo Shokai Ltd	390
180,797	*,e	Sealy Corp	394
29,959	e	SEB S.A.	2,077
254,450	e	Sega Sammy Holdings, Inc	4,801
132,000	*	Seiko Holdings Corp	359

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,412,030		Seiren Co Ltd	$9,775
1,983,054		Sekisui Chemical Co Ltd	15,972
1,481,971		Sekisui House Ltd	14,712
192,500	*	Shanghai Haixin Group Co	75
951,625	e	Sharp Corp	2,353
1,133,000	e	Shenzhou International Group Holdings Ltd	1,935
76,004		Shimano, Inc	5,518
221,000		Shinkong Textile Co Ltd	306
174,000	*	Sitoy Group Holdings Ltd	94
210,045	*,e	Skechers U.S.A., Inc (Class A)	4,285
59,103	*,e	Skullcandy, Inc	813
4,877,251	e	Skyworth Digital Holdings Ltd	2,307
351,386	*,e	Smith & Wesson Holding Corp	3,869
876,666		Socovesa S.A.	397
34,341	*,e	SodaStream International Ltd	1,345
1,268,584	*,e	Sony Corp	14,834
29,424		SRF Ltd	125
22,800		SRI Sports Ltd	292
196,982	*	ST Dupont S.A.	89
415,117	*,e	Standard-Pacific Corp	2,806
19,000		Star Comgistic Capital Co Ltd	9
2,616,690	*,e	Steinhoff International Holdings Ltd	8,207
26,841	*	Steinway Musical Instruments, Inc	654
719,500	e	Stella International Holdings Ltd	1,771
165,022	*,e	Steven Madden Ltd	7,215
87,295	e	Sturm Ruger & Co, Inc	4,320
329,654	e	Sumitomo Forestry Co Ltd	2,927
1,103,000		Sunny Optical Technology Group Co Ltd	608
74,432		Swatch Group AG.	29,725
202,137		Swatch Group AG. Reg	14,073
121,000	*,e	Sxl	215
97,000		Tainan Enterprises Co Ltd	91
363,000		Tainan Spinning Co Ltd	176
192,600		Taiwan Paiho Ltd	127
20,400		Taiwan Sakura Corp	11
94,893		Takamatsu Corp	1,705
58,600		Tamron Co Ltd	1,789
1,069,138	*	Tatung Co Ltd	275
5,814,231		Taylor Woodrow plc	5,106
1,840,000		TCL Multimedia Technology Holdings Ltd	989
13,300		Technos S.A.	143
3,866,617		Techtronic Industries Co	7,036
140,100		Tecnisa S.A.	653
235,837	*	Tempur-Pedic International, Inc	7,049
43,161		Ten Cate NV	993
378,000	e	Texhong Textile Group Ltd	124
1,316,000	e	Texwinca Holdings Ltd	845
339,856	*,e	Thomson	839
293,261		Titan Industries Ltd	1,450
48,508	*	TK Chemical Corp	90
36,462	e	Tod’s S.p.A.	3,948
6,640		Token Corp	281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

687,731	*	Toll Brothers, Inc	$22,853
133,941	*,e	TomTom NV	604
72,168	e	Tomy Co Ltd	402
16,400		Touei Housing Corp	175
1,127,676		Toyobo Co Ltd	1,339
24,985		Trigano S.A.	295
1,198,000		Trinity Ltd	800
157,494	e	True Religion Apparel, Inc	3,359
1,622,200	*	Tsann Kuen China Enterprise Co Ltd	71
226,100		TSI Holdings Co Ltd	1,482
17,056		TTK Prestige Ltd	1,202
77,967	*,e	Tumi Holdings, Inc	1,835
726,410		Tupperware Corp	38,929
438,529	*,e	Under Armour, Inc (Class A)	24,483
50,371	*	Unifi, Inc	646
624,000	*	Unitika Ltd	303
61,102	*	Universal Electronics, Inc	1,074
591,479	*	Urbi Desarrollos Urbanos S.A. de C.V	364
5,436		Vardhman Textiles Ltd	25
71,864	*,e	Vera Bradley, Inc	1,714
201,118		Vestel Beyaz Esya Sanayi ve Ticaret AS	281
179,066	*	Vestel Elektronik Sanayi	182
558,419		VF Corp	88,990
996,299		Victory City International Hldgs Ltd	100
259,205		VIP Industries Ltd	453
148,627	e	Wacoal Holdings Corp	1,785
202,522	*	Warnaco Group, Inc	10,511
131,500	e	Weiqiao Textile Co	48
2,602,000		Welling Holding Ltd	314
31,707	e	Weyco Group, Inc	772
427,489		Whirlpool Corp	35,444
28,254	*	Whirlpool of India Ltd	139
244,826	e	Wolverine World Wide, Inc	10,863
160,780	*	Woongjin Chemical Co Ltd	73
69,960		Woongjin Coway Co Ltd	1,936
155,160		Wuxi Little Swan Co Ltd	128
2,643,500	e	XTEP International Holdings	945
34,150		Yamaha Corp	316
171,000		YGM Trading Ltd	382
22,000		Young Optics, Inc	65
72,890		Youngone Corp	2,399
10,670		Youngone Holdings Co Ltd	654
1,312,114	e	Yue Yuen Industrial Holdings	4,400
85,421	*,e	Zagg, Inc	729
115,835		Zeng Hsing Industrial Co Ltd	391
10,000	*	Zhonglu Co Ltd	7
25,115		Zig Sheng Industrial Co Ltd	9

		TOTAL CONSUMER DURABLES & APPAREL	1,811,067

CONSUMER SERVICES - 2.0%
239,100	*,e	7 Days Group Holdings Ltd (ADR)	2,778
202,053		888 Holdings plc	300

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

99,800		Abril Educacao S.A.	$1,679
58,300		Accor S.A.	1,941
3,781		Accordia Golf Co Ltd	2,427
130,920		Advtech Ltd	90
109,999	*,e	AFC Enterprises	2,706
70,504	*	Ainsworth Game Technology Ltd	165
711,000	e	Ajisen China Holdings Ltd	471
1,906,350	e	Alsea SAB de C.V.	2,968
255,000		Ambassador Hotel	288
75,783	*,e	American Public Education, Inc	2,761
189,469	e	Ameristar Casinos, Inc	3,373
216,700		Anhanguera Educacional Participacoes S.A.	3,602
352,404	*	Apollo Group, Inc (Class A)	10,237
780,427	e	Aristocrat Leisure Ltd	2,162
60,001	*,e	Ascent Media Corp (Series A)	3,241
58,300	*,e	Atom Corp	291
20,206		Autogrill S.p.A.	192
235,506	*,e	Bally Technologies, Inc	11,632
104,499		Benesse Corp	5,057
1,436,772		Berjaya Sports Toto BHD	2,035
106,365		BETFAIR Group Ltd	1,248
74,070		Betsson AB (Series B)	1,971
89,144	*,e	BJ’s Restaurants, Inc	4,043
20,299,700	*	Bloomberry Resorts Corp	5,450
600,626	*	Bloomin’ Brands, Inc	9,880
45,730	*,e	Bluegreen Corp	287
132,079		Bob Evans Farms, Inc	5,168
203,661	*,e	Boyd Gaming Corp	1,438
69,471	*	Bravo Brio Restaurant Group, Inc	1,011
98,458	*,e	Bridgepoint Education, Inc	999
829,435		Brinker International, Inc	29,279
68,758	*,e	Buffalo Wild Wings, Inc	5,895
137,061	*,e	Caesars Entertainment Corp	932
564,000	e	Cafe de Coral Holdings Ltd	1,579
101,226	*	Capella Education Co	3,549
260,774	*	Career Education Corp	983
76,279	*,e	Caribou Coffee Co, Inc	1,047
3,202,804		Carnival Corp	116,710
1,330,544		Carnival plc	49,012
58,921		Carriage Services, Inc	570
59,515	*,e	Carrols Restaurant Group, Inc	343
71,577		CBRL Group, Inc	4,804
115,211		CEC Entertainment, Inc	3,470
1,850,000		Central Plaza Hotel PCL	1,037
1,514,040		Century City International	103
207,804		Cheesecake Factory	7,429
4,480,000		China Travel International Inv HK	806
146,360	*,e	Chipotle Mexican Grill, Inc (Class A)	46,475
32,756	e	Choice Hotels International, Inc	1,048
66,106	e	Churchill Downs, Inc	4,146
286,002	*	Chuy’s Holdings, Inc	7,013
11,133		Cie des Alpes	208

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

66,425	e	City Lodge Hotels Ltd	$734
30,919	*	Club Mediterranee S.A.	497
22,467	*,e	Codere S.A.	111
259,081	*,e	Coinstar, Inc	11,653
19,067	e	Collectors Universe	268
75,000	e	Colowide Co Ltd	642
3,787,335		Compass Group plc	41,866
125,992	e	Consumers’ Waterheater Income Fund	1,100
507,627	*,e	Corinthian Colleges, Inc	1,208
63,279		Cox & Kings India Ltd	166
2,888		Credu Corp	125
464,359		Crown Ltd	4,367
9,000	e	Daisyo Corp	116
268,116		Darden Restaurants, Inc	14,947
276,162	*	Del Frisco’s Restaurant Group, Inc	4,115
512,772	*,e	Denny’s Corp	2,487
151,458	e	DeVry, Inc	3,447
78,208		Dignity plc	1,153
57,790	*	DineEquity, Inc	3,236
156,793		Domino’s Pizza UK & IRL plc	1,347
234,644		Domino’s Pizza, Inc	8,846
77,100		Doutor Nichires Holdings Co Ltd	967
193,427	e	Dunkin Brands Group, Inc	5,647
642,106	e	Echo Entertainment Group Ltd	2,539
160,223	*,e	Education Management Corp	498
142,747		Educomp Solutions Ltd	433
683,877	*	Egyptian for Tourism Resorts	150
67,227		EIH Ltd	102
23,128		Einstein Noah Restaurant Group, Inc	409
1,459,631		Enjoy S.A.	323
828,792	*	Enterprise Inns plc	845
84,800		Estacio Participacoes S.A.	1,422
31,247	*	Euro Disney SCA	213
63,585		Famous Brands Ltd	554
56,757	*	Fiesta Restaurant Group, Inc	901
348,138		First Hotel	250
188,401	e	Flight Centre Ltd	4,576
104,270		Formosa International Hotels Corp	1,246
48,000		Fortuna Entertainment Group NV	196
11,751	e	Frisch’s Restaurants, Inc	233
94,000	e	Fuji Kyuko Co Ltd	602
69,000	*	Fujita Kanko, Inc	234
3,656,273	*,e	Galaxy Entertainment Group Ltd	12,148
2,559,205		Genting BHD	7,274
5,203,628	e	Genting International plc	5,785
189,577	*,e	Grand Canyon Education, Inc	4,461
40,500		Grand Korea Leisure Co Ltd	1,066
69,254	*	Great Canadian Gaming Corp	707
518,598		Greene King plc	5,036
663,000		GuocoLeisure Ltd	329
687,570		H&R Block, Inc	11,916
9,577		Hana Tour Service, Inc	521

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

211,590		Hillenbrand, Inc	$3,849
45,700		HIS Co Ltd	1,434
172,000		Holiday Entertainment Co Ltd	277
49,263	*,e	Home Inns & Hotels Management, Inc (ADR)	1,222
12,227		Hotel Leela Venture Ltd	7
456,000		Hotel Properties Ltd	1,026
78,524		Hotel Shilla Co Ltd	3,903
254,050		Huangshan Tourism Development Co Ltd	303
328,063	*	Hurtigruten Group ASA	188
102,375	*	Hyatt Hotels Corp	4,110
6,500	e	Ichibanya Co Ltd	206
23,856	*,e	Ignite Restaurant Group, Inc	333
245,919		Indian Hotels Co Ltd	314
652,888		Intercontinental Hotels Group plc	17,145
360,284		International Game Technology	4,716
96,814	e	International Speedway Corp (Class A)	2,747
599,774		Interval Leisure Group, Inc	11,354
154,029		Intralot S.A.-Integrated Lottery Systems & Services	261
191,803		Invocare Ltd	1,703
74,379	*	Isle of Capri Casinos, Inc	517
293,767	*,e	ITT Educational Services, Inc	9,468
165,594	*	Jack in the Box, Inc	4,655
212,258	*	Jamba, Inc	473
448,040		Jollibee Foods Corp	1,086
65,031	*	Jubilant Foodworks Ltd	1,688
94,986	*,e	K12, Inc	1,919
135,270		Kangwon Land, Inc	3,033
15,650	e	Kappa Create Co Ltd	357
142,900		KFC Holdings Malaysia BHD	181
26,800	e	Kisoji Co Ltd	566
1,638,000		Kosmopolito Hotels International Ltd	406
205,213	*,e	Krispy Kreme Doughnuts, Inc	1,627
108,186	*	Kroton Educacional S.A.	1,852
4,996		Kuoni Reisen Holding	1,353
12,400	e	Kura Corp	180
19,500		Kyoritsu Maintenance Co Ltd	431
2,259,876		Ladbrokes plc	6,313
356,500	*	Landmarks BHD	108
2,487,202		Las Vegas Sands Corp	115,332
139,891	*	Leofoo Development Co	85
156,652	*	Life Time Fitness, Inc	7,165
87,215	e	Lincoln Educational Services Corp	366
458,546	e	Lottomatica S.p.A.	10,113
74,348	*,e	Luby’s, Inc	500
64,939		Mac-Gray Corp	871
539,787		Macquarie Leisure Trust Group	749
79,109		Marcus Corp	878
647,260		Marriott International, Inc (Class A)	25,308
121,527	*	Marriott Vacations Worldwide Corp	4,377
789,919		Marston’s plc	1,459
319,400		Masterskill Education Group BHD	64
8,700		Matsuya Foods Co Ltd	163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,878		Matthews International Corp (Class A)	$3,038
3,403,225		McDonald’s Corp	312,245
46,257		McDonald’s Holdings Co Japan Ltd	1,318
10,258		MegaStudy Co Ltd	681
1,068,213	e	Melco International Development	948
385,139	*,e	Melco PBL Entertainment Macau Ltd (ADR)	5,192
4,123,000	e	MGM China Holdings Ltd	7,082
478,762	*	MGM Mirage	5,147
260,391		Millennium & Copthorne Hotels plc	2,044
8,624,200		Minor International PCL (Foreign)	4,307
283,810	*	Mitchells & Butlers plc	1,338
5,208		Modetour Network, Inc	118
44,424	*	Monarch Casino & Resort, Inc	387
107,341	*,e	Morgans Hotel Group Co	689
35,800	e	MOS Food Services, Inc	708
84,236	*	MTR Gaming Group, Inc	355
147,907	*	Multimedia Games, Inc	2,327
3,228,000	e	NagaCorp Ltd	1,809
9,979	*,e	Nathan’s Famous, Inc	314
32,007	e	National American University Holdings, Inc	160
213,261	e	Navitas Ltd	929
105,012	*	NH Hoteles S.A.	327
14,300		Ohsho Food Service Corp	354
83,737		OPAP S.A.	430
17,637		Orascom Development Holding AG.	279
46,081	e	Oriental Land Co Ltd	6,067
3,757,442	*	Orient-Express Hotels Ltd (Class A)	33,441
395,000	e	Overseas Union Enterprise Ltd	912
395		Pacific Golf Group International Holdings KK	302
127,646		Paddy Power plc	9,453
714,436		Paliburg Holdings Ltd	232
166,296	*	Panera Bread Co (Class A)	28,418
108,535	*	Papa John’s International, Inc	5,797
44,108		Paradise Co Ltd	713
940,659	e	PartyGaming plc	1,583
47,969	*,e	Peet’s Coffee & Tea, Inc	3,518
1,477,877	*	Penn National Gaming, Inc	63,696
961,800		Philweb Corp	391
6,428		Pierre & Vacances	140
225,503	*	Pinnacle Entertainment, Inc	2,762
27,600		Plenus Co Ltd	479
64,427	*,e	Premier Exhibitions, Inc	153
235,500		QSR Brands BHD	502
793,666	e	Raffles Education Corp Ltd	235
140,745		Rank Group plc	330
53,455	*,e	Red Lion Hotels Corp	334
81,323	*	Red Robin Gourmet Burgers, Inc	2,648
737,000		Regal Hotels International Holdings Ltd	319
237,598	e	Regis Corp	4,367
6,626,100		Resorts World BHD	7,575
83,700	e	Resorttrust, Inc	1,559
318,024		Restaurant Group plc	1,840

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,050,000	e	Rexcapital Financial Holdings Ltd	$686
100,634	*	Rezidor Hotel Group AB	380
19,200	e	Ringer Hut Co Ltd	257
87,400	e	Round One Corp	420
321,833	e	Royal Caribbean Cruises Ltd	9,723
33,700		Royal Holdings Co Ltd	422
258,056	*,e	Ruby Tuesday, Inc	1,871
136,316	*,e	Ruth’s Chris Steak House, Inc	868
108,111	*	Ryman Hospitality Properties	4,274
40,000	e	Saizeriya Co Ltd	601
19,019,361		Sands China Ltd	70,417
341,061	*	Scientific Games Corp (Class A)	2,821
574,046		Service Corp International	7,727
2,318,000	e	Shanghai Jin Jiang International Hotels Group Co Ltd	313
699,996		Shanghai Jinjiang International Hotels Development Co Ltd	909
107,249		Shanghai Jinjiang International Travel Co Ltd	130
1,253,229		Shangri-La Asia Ltd	2,424
3,959		Shinsegae Food Co Ltd	344
314,008	*	Shuffle Master, Inc	4,964
370,680		Six Flags Entertainment Corp	21,796
3,181,239		SJM Holdings Ltd	6,874
28,447		SkiStar AB (Series B)	361
321,257		Sky City Entertainment Group Ltd	1,005
54,499	*	Snai S.p.A.	57
55,655		Sodexho Alliance S.A.	4,190
77,742	e	Sol Melia S.A.	530
434,055	*,e	Sonic Corp	4,458
418,319	e	Sotheby’s (Class A)	13,177
45,601		Speedway Motorsports, Inc	702
1,067,127		Spirit Pub Co plc	901
657,911		Sportingbet plc	548
6,400		St Marc Holdings Co Ltd	239
1,011,000		Stamford Land Corp Ltd	477
370	e	Starbucks Coffee Japan Ltd	258
3,284,043		Starbucks Corp	166,665
1,153,605		Starwood Hotels & Resorts Worldwide, Inc	66,863
4,800	*	Steak N Shake Co	1,752
55,708	*	Steiner Leisure Ltd	2,593
280,074	e	Stewart Enterprises, Inc (Class A)	2,351
43,376	e	Strayer Education, Inc	2,791
136,149		Sun International Ltd	1,390
653,208		Tabcorp Holdings Ltd	1,867
3,096,387		Tattersall’s Ltd	8,670
229,063		Texas Roadhouse, Inc (Class A)	3,917
1,151,609	e	Thomas Cook Group plc	326
202,320	e	Tim Hortons, Inc (Toronto)	10,529
12,723	*	Tipp24 SE	587
536,000		Tokyo Dome Corp	1,749
210,000		Tokyotokeiba Co Ltd	307
18,100		Toridoll.corp	294
81,704	*	Town Sports International Holdings, Inc	1,011

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

219,714	*,e	TUI AG.	$1,895
727,943		TUI Travel plc	2,756
68,115		Unibet Group plc (ADR)	1,908
171,679		Universal Technical Institute, Inc	2,352
138,813	e	Vail Resorts, Inc	8,003
28,900	e	Watami Co Ltd	655
168,336	e	Weight Watchers International, Inc	8,888
341,051		Wendy’s	1,552
236,547		Wetherspoon (J.D.) plc	1,840
434,823		Whitbread plc	15,948
1,729,560		William Hill plc	8,861
220,368	*	WMS Industries, Inc	3,610
50,000		Wowprime Corp	738
997,792		Wyndham Worldwide Corp	52,364
2,565,290	e	Wynn Macau Ltd	6,877
262,794		Wynn Resorts Ltd	30,337
335,000		YBM Sisa.com, Inc	1,876
50,000		Yomiuri Land Co Ltd	166
536	e	Yoshinoya D&C Co Ltd	688
2,755,897		Yum! Brands, Inc	182,825
92,700	e	Zensho Co Ltd	1,181

		TOTAL CONSUMER SERVICES	2,115,482

DIVERSIFIED FINANCIALS - 4.7%
230,457		3i Group plc	831
57,379		ABC Arbitrage	468
3,303,220		Aberdeen Asset Management plc	16,620
32,527		Ackermans & Van Haaren	2,618
1,398	*	Acom Co Ltd	36
204,106		Administradora de Fondos de Pensiones Provida S.A.	1,256
208,771	e	Aeon Credit Service Co Ltd	4,489
33,360		Aeon Credit Service M BHD	115
778,303		Aeon Thana Sinsap Thailand PCL	1,542
2,914,800		Aeon Thana Sinsap Thailand PCL (ADR)	5,777
796,369	*	Affiliated Managers Group, Inc	97,954
1,356,745		African Bank Investments Ltd	5,398
178,743	e	AGF Management Ltd	2,044
191,350	*,e	Aiful Corp	335
60,796	e	Aker ASA (A Shares)	1,973
34,800		Alaris Royalty Corp	825
46,666		Altamir Amboise	399
1,452,723	*	American Capital Ltd	16,474
4,084,595		American Express Co	232,251
1,348,227		Ameriprise Financial, Inc	76,431
2,424,005		AMMB Holdings BHD	5,036
945,229		Apollo Investment Corp	7,439
360,018		Apollo Management LP	5,278
904,520	g	ARA Asset Management Ltd	1,162
508,894		Ares Capital Corp	8,722
33,957	e	Arlington Asset Investment Corp	810
242,774	e	Artio Global Investors, Inc	723
933,982		Ashmore Group plc	5,150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,981	*,m	Asia Pacific Investment Partners Limited	$92
13,323		Aurelius AG.	573
380,397		Australian Stock Exchange Ltd	11,623
22,472		Avanza AB	495
315,987		Ayala Corp	3,220
2,215	*	Ayala Corp Preferred	0	^
393,892		Azimut Holding S.p.A.	4,555
5,332		Bajaj Auto Finance Ltd	119
134,137	e	Banca Generali S.p.A	1,797
17,510		Banca IFIS S.p.A.	118
319,925		Banca Profilo S.p.A.	90
35,842,725	e	Bank of America Corp	316,490
2,894,930		Bank of New York Mellon Corp	65,483
45,128		Bank Sarasin & Compagnie AG.	1,291
385,788	e	BGC Partners, Inc (Class A)	1,890
162,073	e	BinckBank NV	1,191
424,933		BlackRock Kelso Capital Corp	4,130
304,624		BlackRock, Inc	54,314
6,967,231		Blackstone Group LP	99,493
2,792,311		BM&F Bovespa S.A.	16,873
37,984,234		Bolsa de Valores de Colombia	623
32,890		Bolsa de Valores de Lima S.A.	120
1,219,300	e	Bolsa Mexicana de Valores S.A. de C.V.	2,514
86,119	e	Bolsas y Mercados Espanoles	1,813
31,677	*	Boursorama	228
1,089,005	*	Brait S.A.	3,845
374,954		Brewin Dolphin Holdings plc	1,018
531,634		BT Investment Management Ltd	1,151
238,357		BTG Pactual Participations Ltd	3,798
85,021		Bure Equity AB	306
95,300		Bursa Malaysia BHD	191
126,427		Calamos Asset Management, Inc (Class A)	1,472
5,267	e	California First National Bancorp	97
99,782		Canaccord Financial, Inc	577
3,846,430		Capital One Financial Corp	219,285
1,614,521		Capital Securities Corp	611
11,596		Capital Southwest Corp	1,298
140,471	e	Cash America International, Inc	5,418
219,510		CBOE Holdings, Inc	6,458
141,801		Century Leasing System, Inc	2,745
279,944		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	3,673
1,287,000		Chailease Holding Co Ltd	2,430
1,264,881		Challenger Financial Services Group Ltd	4,257
2,261,927	e	Charles Schwab Corp	28,930
1,353,000		China Bills Finance Corp	507
1,392,000	e	China Everbright Ltd	1,735
5,070,000	*	China Financial International Investments Ltd	298
140,000	e	China Merchants China Direct Investments Ltd	181
3,236		Cholamandalam DBS Finance Ltd	13
327,789	e	CI Financial Corp	7,575
425,039	*	Citadel Capital Corp	319
1,363,000	e	CITIC Securities Co Ltd	2,390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,058,086		Citigroup, Inc	$525,420
194,520		Close Brothers Group plc	2,622
553,556		CME Group, Inc	31,719
66,554	e	Cohen & Steers, Inc	1,971
1,315,400	e	Compartamos SAB de C.V.	1,542
961,275	*	Concord Securities Corp	223
792,156		Coronation Fund Managers Ltd	2,950
23,722		Corp Financiera Alba	906
123,608		Corp Financiera Colombiana S.A.	2,335
354,841	*	Cowen Group, Inc	958
25,528	*	Creades AB	459
30,336	*	Credit Acceptance Corp	2,594
1,953,600	e	Credit China Holdings Ltd	170
226,968		Credit Saison Co Ltd	5,484
2,214,555		Credit Suisse Group	46,825
27,398		DAB Bank AG.	119
229,371		Daewoo Securities Co Ltd	2,610
64,400		Daishin Securities Co Ltd	509
50,210		Daishin Securities Co Ltd PF	293
2,679,135	*,e	Daiwa Securities Group, Inc	10,176
109,016	e	Davis & Henderson Income Fund	2,289
130,557	*	DeA Capital S.p.A.	213
19,805	*,e	Deerfield Capital Corp	145
1,465,892		Deutsche Bank AG.	58,063
15,825		Deutsche Beteiligungs AG.	393
233,856		Deutsche Boerse AG.	12,941
13,076	e	Diamond Hill Investment Group, Inc	1,003
5,758,849		Discover Financial Services	228,800
159,915	*	Dollar Financial Corp	2,743
53,250		Dongbu Securities Co Ltd	174
128,856		Duff & Phelps Corp	1,754
63,280	*	Dundee Corp	1,591
800,903	*	E*Trade Financial Corp	7,056
41,398		East Capital Explorer AB	322
178,443	e	Eaton Vance Corp	5,168
759,500		ECM Libra Financial Group BHD	218
105,492		Edelweiss Capital Ltd	68
72,240		EFG International	600
913,525		Egypt Kuwait Holding Co	1,224
444,224	*	Egyptian Financial Group-Hermes Holding	867
154,200	*	Element Financial Corp	961
56,249	e	Epoch Holding Corp	1,299
78,275	*	Eugene Investment & Securities Co Ltd	188
44,578		Eurazeo	2,040
141,905		Evercore Partners, Inc (Class A)	3,831
210,593		Exor S.p.A.	5,306
251,842	*	Ezcorp, Inc (Class A)	5,775
639,466		F&C Asset Management plc	1,000
1,825,000		Far East Horizon Ltd	1,111
206,730	*	FBR & Co	639
133,894	e	Federated Investors, Inc (Class B)	2,770
53,499	e	Fidus Investment Corp	893

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

318,665	*,e	Fifth Street Finance Corp	$3,499
10,038		Fimalac	415
354,849	*,e	Financial Engines, Inc	8,456
113,555	*	First Cash Financial Services, Inc	5,225
241,593	*,e	First Marblehead Corp	254
4,038,000		First Pacific Co	4,367
21,344	*	Firsthand Technology Value Fund, Inc	372
5,563,625	e	FirstRand Ltd	18,648
619,542		FlexiGroup Ltd	2,071
377,645		Franklin Resources, Inc	47,232
15,696,818		Fubon Financial Holding Co Ltd	16,954
13,050,234		Fuhwa Financial Holdings Co Ltd	6,830
99,300		Fuyo General Lease Co Ltd	2,899
80,154	e	FXCM, Inc	765
52,729	e	Gain Capital Holdings, Inc	260
24,609	e	GAMCO Investors, Inc (Class A)	1,224
117	e	GCA Savvian Group Corp	117
4,412,000		Get Nice Holdings Ltd	181
265,009	e	GFI Group, Inc	843
35,317		Gimv NV	1,678
138,769	e	Gladstone Capital Corp	1,214
127,216	e	Gladstone Investment Corp	995
29,248		Gluskin Sheff + Associates, Inc	435
78,466	e	GMP Capital, Inc	465
2,206,358		Goldman Sachs Group, Inc	250,820
51,295	e	Golub Capital BDC, Inc	816
84,456	*,e	Green Dot Corp	1,033
107,699	e	Greenhill & Co, Inc	5,573
144,865		Groupe Bruxelles Lambert S.A.	10,759
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
14,336	*	Grupo de Inversiones Suramericana S.A.	265
70,379	*,e	GSV Capital Corp	607
70,850		GT Capital Holdings, Inc	923
1,153,000	e	Guotai Junan International Hol	304
1,123,121		Haci Omer Sabanci Holding AS	4,927
84,290		Hanwha Securities Co	313
615,215		Hargreaves Lansdown plc	6,257
120,631	*,e	Harris & Harris Group, Inc	457
78,863		Hellenic Exchanges S.A.	356
1,910,830		Henderson Group plc	3,317
267,511		Hercules Technology Growth Capital, Inc	2,945
465,339	*,e	HFF, Inc (Class A)	6,934
238,000		Hitachi Capital Corp	4,308
8,930		HMC Investment Securities Co Ltd	120
1,157,660	e	Hong Kong Exchanges and Clearing Ltd	17,392
1,194,000	e	Hongkong Chinese Ltd	208
23,065	e	Horizon Technology Finance Corp	373
141,487		Hyundai Securities Co	1,174
19,800	e	IBJ Leasing Co Ltd	493
599,211		ICAP plc	3,115
51,800	e	Ichiyoshi Securities Co Ltd	258

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,525,432		IFCI Ltd	$895
541,334		IG Group Holdings plc	3,905
180,666	e	IGM Financial, Inc	7,055
167,436		India Infoline Ltd	183
418,928		Indiabulls Financial Services Ltd	1,693
18,736	*	Indiabulls Securities Ltd	3
161,052		Industrivarden AB	2,308
2,606,301		Infrastructure Development Finance Co Ltd	7,606
9,665,258	*	ING Groep NV	76,551
93,403		Interactive Brokers Group, Inc (Class A)	1,310
179,983	*	Interbolsa S.A.	180
647,234	*	IntercontinentalExchange, Inc	86,347
19,024	f	Intergroup Financial Services Corp (purchased 08/18/10, cost $566)	618
1,110,067		Intermediate Capital Group plc	5,359
53,526	*,e	International Assets Holding Corp	1,020
522,967		International Personal Finance plc	2,536
137,806	*,e	Internet Capital Group, Inc	1,400
1,237,222		Invesco Ltd	30,918
294,410		Investec Ltd	1,812
125,696		Investec plc	778
235,069	*,e	Investment Technology Group, Inc	2,045
471,439		Investor AB (B Shares)	10,389
473,570		IOOF Holdings Ltd	2,801
13,736	*	Is Finansal Kiralama AS.	7
165,905		Is Yatirim Menkul Degerler AS	157
1,500,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,884
1,998,788	e	iShares MSCI Canada Index Fund	56,886
608,039	e	iShares MSCI EAFE Index Fund	32,226
268,284		iShares MSCI Emerging Markets	11,085
100,344	e	iShares Russell 2000 Index Fund	8,375
28,100	*	J Trust Co Ltd	327
392,000		Jaccs Co Ltd	1,494
165,917	*	Jafco Co Ltd	3,218
224,674		Janus Capital Group, Inc	2,121
8,823,000	*,a,e	Japan Asia Investment Co Ltd	5,319
1,560,500		Japan Securities Finance Co Ltd	7,162
165,428	e	Jefferies Group, Inc	2,265
2,209,484		Jih Sun Financial Holdings Co Ltd	631
64,873		JMP Group, Inc	356
16,645,697		JPMorgan Chase & Co	673,817
190,218		JSE Ltd	1,575
137,679		Julius Baer Group Ltd	4,802
49,325		Julius Baer Holding AG.	644
412,125		Jupiter Investment Management Group Ltd	1,623
846,000		K1 Ventures Ltd	90
113,800		kabu.com Securities Co Ltd	331
9,920,000	*	Kai Yuan Holdings Ltd	272
79,360	*,e	Kardan NV	55
15,075		KAS Bank NV	150
43,613	*	KBC Ancora	426

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

128,205	e	KBW, Inc	$2,112
113,668	e	KCAP Financial, Inc	1,053
48,566		Kinnevik Investment AB (Series B)	1,010
24,134		KIWOOM Securities Co Ltd	1,414
326,300	*	Knight Capital Group, Inc (Class A)	874
54,140		Korea Investment Holdings Co Ltd	1,945
417,241		Kotak Mahindra Bank Ltd	5,123
82,410	*	KTB Securities Co Ltd	177
47,580		Kyobo Securities Co	206
411,517	*,e	Ladenburg Thalmann Financial Services, Inc	543
168,572		Lazard Ltd (Class A)	4,927
667,788		Legg Mason, Inc	16,481
467,515	e	Leucadia National Corp	10,636
379,687		London Stock Exchange Group plc	5,792
127,073		LPL Financial Holdings, Inc	3,627
90,951		Lundbergs AB (B Shares)	3,152
457,455	*	Macquarie Group Ltd	13,414
11,800		Mahindra & Mahindra Financial Services	201
102,038	e	Main Street Capital Corp	3,011
4,107,845		Man Group plc	5,477
735,436		Manappuram General Finance & Leasing Ltd	554
79,214		Manning & Napier, Inc	966
863,086	*	Marfin Investment Group S.A	322
194,938		MarketAxess Holdings, Inc	6,160
37,560	e	Marlin Business Services Corp	797
93,300		Marusan Securities Co Ltd	278
1,973,000		Masterlink Securities Corp	636
148,400	e	Matsui Securities Co Ltd	945
195,450		Maybank Kim Eng Securities Thailand PCL	88
412,592	e	MCG Capital Corp	1,902
63,344	e	Medallion Financial Corp	748
1,376,628		Mediobanca S.p.A.	7,376
127,930	e	Medley Capital Corp	1,800
215,374	*	Meritz finance Holdings Co Ltd	609
577,470		Meritz Securities Co Ltd	531
11,304,000		Metro Pacific Investments Corp	1,133
20,202		MicroFinancial, Inc	185
396,000		MIN XIN Holdings Ltd	218
26,571		Mirae Asset Securities Co Ltd	803
113,237		Mitsubishi UFJ Lease & Finance Co Ltd	4,767
100,098		MLP AG.	652
24,979	e	Monex Beans Holdings, Inc	4,097
720,160		Moody’s Corp	31,809
11,824,999		Morgan Stanley	197,951
319,274	*	MSCI, Inc (Class A)	11,427
1,531,700	*	Mulpha International BHD	198
1,066,600		Multi-Purpose Holdings BHD	1,220
86,455		MVC Capital, Inc	1,107
612,446	*	Narodowy Fundusz Inwestycyjny Midas S.A.	129
142,087		Nasdaq Stock Market, Inc	3,310
89,011		Nelnet, Inc (Class A)	2,113
134,193	*,e	Netspend Holdings, Inc	1,319

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,075	e	New Mountain Finance Corp	$1,498
94,378	*,e	NewStar Financial, Inc	1,132
83,137		NGP Capital Resources Co	620
76,683		NH Investment & Securities Co Ltd	369
39,415	e	Nicholas Financial, Inc	509
5,596,172		Nomura Holdings, Inc	19,985
135,675		Nordnet AB (Series B)	389
21,904,308		Norte Grande S.A.	220
1,240,063		Northern Trust Corp	57,558
306,558		NYSE Euronext	7,557
4,487,866	e	NZX Ltd	4,203
788,147		Och-Ziff Capital Management Group LLC	7,614
245,000		Okasan Holdings, Inc	918
101,362		OKO Bank (Class A)	1,336
106,614		Onex Corp	4,208
39,636	e	Oppenheimer Holdings, Inc	632
28,675		Oresund Investment AB	413
366,000	*	Orient Corp	562
494,543	*	ORIX Corp	49,533
117	e	Osaka Securities Exchange Co Ltd	509
720,575		OSK Holdings BHD	332
10,046		Pargesa Holding S.A.	665
27,717		Partners Group	5,770
1,239,600		Pearl Oriental Innovation Ltd	112
191,947	e	PennantPark Investment Corp	2,037
517,000	*,m	Peregrine Investment Holdings	0	^
99,241	e	Perpetual Trustees Australia Ltd	2,662
283,524	*,e	PHH Corp	5,770
43,650		Philippine Stock Exchange, Inc	392
84,816	*	Pico Holdings, Inc	1,936
378,585	*	Pioneers Holding	362
82,032	*,e	Piper Jaffray Cos	2,088
271,967	e	Platinum Asset Mangement Ltd	997
974,832		Power Finance Corp Ltd	3,483
189,300		PowerShares QQQ Trust Series	12,982
1,849,509		President Securities Corp	997
704,054	e	Prospect Capital Corp	8,111
207,435		Provident Financial plc	4,604
1,889,000		PT Clipan Finance Indonesia Tbk	79
37,797		Pzena Investment Management, Inc (Class A)	197
70,834		Rathbone Brothers	1,520
313,268	e	Ratos AB (B Shares)	2,764
465,150		Raymond James Financial, Inc	17,048
11,494	*,e	Regional Management Corp	198
130,193		Reliance Capital Ltd	1,060
1,078,704		Remgro Ltd	18,859
43,504	e	Resource America, Inc (Class A)	298
121,377	*	RHJ International	605
38,818		Ricoh Leasing Co Ltd	947
927,786		RMB Holdings Ltd	4,125
616,111		Rural Electrification Corp Ltd	2,544
78,718	*,e	Safeguard Scientifics, Inc	1,235

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

68,979		Samsung Card Co	$2,473
85,593		Samsung Securities Co Ltd	4,009
60,000	*	Sawada Holdings Co Ltd	261
118,640	*,e	SBI Holdings, Inc	764
85,024		Schroders plc	2,089
821,837		SEI Investments Co	17,628
5	*,m	SFCG Co Ltd	0	^
385,000		Shenyin Wanguo HK Ltd	100
152,875		Shriram Transport Finance Co Ltd	1,792
1,146,849		Singapore Exchange Ltd	6,518
126,570		SK Securities Co Ltd	144
1,322,972	e	SLM Corp	20,797
200,442	*,e	SNS Reaal	299
108,110		Solar Capital Ltd	2,478
41,212	e	Solar Senior Capital Ltd	738
1,080	*	Sparx Group Co Ltd	69
62,373	e	SPDR S&P MidCap 400 ETF Trust	11,222
629,908		SPDR Trust Series 1	90,663
82,468		Sprott, Inc	398
409,246		SREI Infrastructure Finance Ltd	211
2,300,082		State Street Corp	96,511
257,212	*	Stifel Financial Corp	8,642
2,677		Sundaram Finance Ltd	42
501,062		Suramericana de Inversiones S.A.	8,475
11,691		Swissquote Group Holding S.A.	357
190,806	*,e	SWS Group, Inc	1,166
594,668		T Rowe Price Group, Inc	37,642
2,005,300		Ta Enterprise BHD	337
570,337		Tai Fook Securities Group Ltd	190
90,000		Taiwan Acceptance Corp	208
170,000	*	Takagi Securities Co Ltd	177
1,140		Tata Investment Corp Ltd	10
26,288		TCP Capital Corp	420
417,777	e	TD Ameritrade Holding Corp	6,421
263,859		Tetragon Financial Group Ltd	2,253
55,218	e	THL Credit, Inc	775
136,854		TICC Capital Corp	1,423
3,280	*	TMX Group Ltd	168
448,680	e	Tokai Tokyo Securities Co Ltd	1,500
61,642		Tong Yang Investment Bank	232
125,333		Transpac Industrial Holdings Ltd	176
129,503	e	Triangle Capital Corp	3,323
300,696		Tullett Prebon plc	1,451
8,142,787		UBS AG. (Switzerland)	99,154
1,107,565		UOB-Kay Hian Holdings Ltd	1,479
142,337	*	Uranium Participation Corp	757
844,000	e	Value Partners Group Ltd	410
7,729		Verwalt & Privat-Bank AG.	612
23,501	*	Virtus Investment Partners, Inc	2,021
57,305		Vontobel Holding AG.	1,441
103,050		Vostok Nafta Investment Ltd	248
131,334		Waddell & Reed Financial, Inc (Class A)	4,304

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

103,341		Walter Investment Management Corp	$3,825
44,748		Warsaw Stock Exchange	511
3,492,702		Waterland Financial Holdings	1,062
92,232		Wendel	7,784
25,395	e	Westwood Holdings Group, Inc	991
304,206	*	WisdomTree Investments, Inc	2,038
27,108		Woori Financial Co Ltd	403
173,713		Woori Investment & Securities Co Ltd	1,819
38,270	*,e	World Acceptance Corp	2,581

		TOTAL DIVERSIFIED FINANCIALS	4,995,516

ENERGY - 10.1%
151,121		Aban Offshore Ltd	1,252
295,140	*,e	Abraxas Petroleum Corp	679
122,724	e	Acergy S.A.	2,835
7,851	e	Adams Resources & Energy, Inc	239
24,672,227		Adaro Energy Tbk	3,849
463,507	*	Advantage Oil & Gas Ltd	1,735
10,626,535	*	Afren plc	24,145
144,316		Aker Kvaerner ASA	2,749
273,100	*	Alam Maritim Resources BHD	46
317,035		Alliance Holdings GP LP	15,202
121,328		Alon USA Energy, Inc	1,662
1,392,232	*,e	Alpha Natural Resources, Inc	9,147
133,019	e	AltaGas Income Trust	4,567
99,704		AMEC plc	1,850
1,104,678	*,e	Amerisur Resources plc	638
102,049	*,e	Amyris Biotechnologies, Inc	351
2,522,973		Anadarko Petroleum Corp	176,407
89,000	*	Angle Energy, Inc	358
236,097		Anglo Pacific Group plc	1,099
184,000		Anhui Tianda Oil Pipe Co Ltd	25
1,276,000		Anton Oilfield Services Group	297
51,300		AOC Holdings, Inc	150
1,373,611		Apache Corp	118,776
33,925	e	APCO Argentina, Inc	546
116,091	*,e	Approach Resources, Inc	3,498
219,538	*,e	Aquila Resources Ltd	583
240,451	e	ARC Energy Trust	5,846
912,689	e	Arch Coal, Inc	5,777
129,801	*,e	Archer Ltd	198
252,677	*	Athabasca Oil Corp	3,388
216,429	*	Atwood Oceanics, Inc	9,837
559,305	*	Aurelian Oil & Gas plc	81
522,361	*,e	Aurora Oil and Gas Ltd	1,943
703,676		Australian Worldwide Exploration Ltd	952
1,568,440	*,e	Bahamas Petroleum Co plc	117
2,763,896		Baker Hughes, Inc	125,010
114,392	*,e	Bandanna Energy Ltd	38
1,384,500		Bangchak Petroleum PCL	1,096
303,626	*	Bankers Petroleum Ltd	911
178,700		Banpu PCL	2,270

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,200		Banpu PCL (ADR)	$104
130,876	*,e	Basic Energy Services, Inc	1,468
546,121	e	Baytex Energy Trust	25,953
3,514,717		Beach Petroleum Ltd	4,590
144,000	*	Bellatrix Exploration Ltd	584
235,108	e	Berry Petroleum Co (Class A)	9,552
6,948,479		BG Group plc	140,601
443,588		Bharat Petroleum Corp Ltd	2,928
196,014	*,e	Bill Barrett Corp	4,855
117,699	*,e	Birchcliff Energy Ltd	795
362,400	*,e	BlackPearl Resources, Inc	1,334
174,000	*,e	BNK Petroleum, Inc	127
31,092		Bolt Technology Corp	447
86,649	*,e	Bonanza Creek Energy, Inc	2,041
113,550	e	Bonavista Energy Trust	2,014
34,402	e	Bonterra Oil & Gas Ltd	1,533
517,045	*,e	Borders & Southern Petroleum plc	205
54,344		Bourbon S.A.	1,559
514,000		Boustead Singapore Ltd	404
267,703	*	BowLeven plc	334
14,078,175		BP plc	99,249
1,445,510		BP plc (ADR)	61,232
365,232	*,e	BPZ Energy, Inc	1,045
1,184,600	*	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A.	216
5,007,000	e	Brightoil Petroleum Holdings Ltd	932
132,958		Bristow Group, Inc	6,721
2,408,300		Bumi Armada BHD	2,903
190,044	*	Buru Energy Ltd	575
477,107		BW Offshore Ltd	300
85,000	*	C&C Energia Ltd	552
213,683	*,e	C&J Energy Services, Inc	4,252
868,203		Cabot Oil & Gas Corp	38,982
911,320		Cairn Energy plc	4,059
505,758	*	Cairn India Ltd	3,170
547,076	*,e	Cal Dive International, Inc	837
117,186		Calfrac Well Services Ltd	2,820
269,461	*	Callon Petroleum Co	1,657
202,600		Caltex Australia Ltd	3,452
325,034	*	Cam Finanziaria S.p.A.	188
579,755	e	Cameco Corp	11,293
1,085,676	*	Cameron International Corp	60,874
762,000	*	Canacol Energy Ltd	372
112,500	e	Canadian Energy Services & Technology Corp	1,211
1,494,358		Canadian Natural Resources Ltd (Canada)	46,103
1,317,633		Canadian Oil Sands Trust	28,213
171,084	e	Canyon Services Group, Inc	2,071
770,000	e	Capital Product Partners LP	6,291
39,928	e	CARBO Ceramics, Inc	2,512
142,261	*,e	Carrizo Oil & Gas, Inc	3,558
21,363		CAT Oil AG.	153
116,911	*	Celtic Exploration Ltd	2,174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,991,314	e	Cenovus Energy, Inc	$104,247
2,325,843	e	Cenovus Energy, Inc (Toronto)	81,171
137,400	*	Cequence Energy Ltd	247
12,877	*,e	Ceres, Inc	73
139,949	*,e	Chariot Oil & Gas Ltd	68
422,702	*	Cheniere Energy, Inc	6,573
1,168,026	e	Chesapeake Energy Corp	22,041
8,194,011		Chevron Corp	955,095
316,000		China Aviation Oil Singapore Corp Ltd	258
8,077,000	e	China Coal Energy Co	7,326
5,758,000		China Oilfield Services Ltd	10,427
972,000	*	China Qinfa Group Ltd	115
6,766,799		China Shenhua Energy Co Ltd	26,148
633,000		China Suntien Green Energy Cor	116
5,177,000	e	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	1,927
252,683		Cimarex Energy Co	14,795
1,425,702	*	Circle Oil plc	486
21,396	*,e	Clayton Williams Energy, Inc	1,110
240,859	*,e	Clean Energy Fuels Corp	3,172
296,093	*	Cloud Peak Energy, Inc	5,359
48,098,000		CNOOC Ltd	97,655
1,085,382		Coal India Ltd	7,374
2,212,508	*	Cobalt International Energy, Inc	49,273
601,089	*,e	Cockatoo Coal Ltd	72
89,971	*,e	Compagnie Generale de Geophysique S.A.	2,889
175,675	*,e	Comstock Resources, Inc	3,229
2,022,290	*	Concho Resources, Inc	191,613
950,257	*	Connacher Oil and Gas Ltd	522
3,875,498		ConocoPhillips	221,602
435,759		Consol Energy, Inc	13,095
78,032	*	Contango Oil & Gas Co	3,834
414,257	*,e	Continental Resources, Inc	31,856
133,683		Core Laboratories NV	16,240
305,974		Cosan SA Industria e Comercio	5,589
394,570		Cosmo Oil Co Ltd	726
26,213	*	CREDO Petroleum Corp	380
2,619,542	e	Crescent Point Energy Corp	115,989
134,628	*	Crew Energy, Inc	991
76,108	*,e	Crimson Exploration, Inc	325
49,052		CropEnergies AG.	305
176,736		Crosstex Energy, Inc	2,480
215,107	*,e	CVR Energy, Inc	7,905
489,815	*	CVR Energy, Inc (Contingent value right)	3,306
606,128	*,e	Dart Energy Ltd	106
34,681	*	Dawson Geophysical Co	876
269,100		Dayang Enterprise Holdings BHD	177
113,500	*	Deep Sea Supply plc	188
116,078		Delek US Holdings, Inc	2,959
8,082,966	*	Denbury Resources, Inc	130,621
395,408	*	Denison Mines Corp	587
74,095	*	Det Norske Oljeselskap ASA	1,226

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

768,512	*	Devon Energy Corp	$46,495
311,352	e	Diamond Offshore Drilling, Inc	20,490
1,360,510	*,e	DNO International ASA	2,607
61,201	*	Dockwise Ltd	1,058
2,409,211		Dragon Oil plc	23,591
945,966	*	Dresser-Rand Group, Inc	52,132
370,962	*,e	Drillsearch Energy Ltd	593
150,798	*,e	Dril-Quip, Inc	10,839
10,521,014		Ecopetrol S.A.	30,982
57,861	e	Ecopetrol S.A. (ADR)	3,410
151,015	*	Electromagnetic GeoServices AS	372
173,504	*,e	Emerald Oil, Inc	144
73,011	e	Enbridge Income Fund	1,746
1,006,602		Enbridge, Inc	39,318
784,756	e	EnCana Corp	17,186
170,411	*,e	Endeavour International Corp	1,648
163,918		Enerflex Ltd	2,076
127,252		Energen Corp	6,669
769,200	*	Energy Earth PCL	122
653,497	*,e	Energy Resources of Australia Ltd	892
244,421		Energy Transfer Partners LP	10,405
367,649	e	Energy XXI Bermuda Ltd	12,849
162,091	e	Enerplus Resources Fund	2,688
4,943,591	e	ENI S.p.A.	108,381
1,854,919	*	Enquest plc (London)	3,447
385,973		Ensco plc	21,059
300,193		Ensign Energy Services, Inc	4,611
1,418,074		EOG Resources, Inc	158,896
190,042	*	EPL Oil & Gas, Inc	3,856
384,100		Equitable Resources, Inc	22,662
200,110	e	ERG S.p.A.	1,450
411,996	*	Essar Energy plc	766
5,564		Esso SA Francaise	435
616,900		Esso Thailand PCL	214
105,932	e	Etablissements Maurel et Prom	1,570
58,869	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/06/10, cost $1,587)	1,946
30,174	*	Euronav NV	193
55,781	*	Evolution Petroleum Corp	451
1,748,120	e	EXCO Resources, Inc	14,002
53,170		Exmar NV	404
283,517	*	Exterran Holdings, Inc	5,750
17,648,983		Exxon Mobil Corp	1,614,000
1,974,000	e	Ezion Holdings Ltd	2,154
858,200	e	Ezra Holdings Ltd	849
119,496	*,e	Fairborne Energy Ltd	163
376,933	*,e	Falkland Oil & Gas Ltd	399
414,873	*	Faroe Petroleum plc	1,016
1,729,458	*	FMC Technologies, Inc	80,073
55,837	*	Forbes Energy Services Ltd	195
425,369	*	Forest Oil Corp	3,594
1,891,580		Formosa Petrochemical Corp	5,675

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,610	*,e	Forum Energy Technologies, Inc	$1,936
107,042		Fred Olsen Energy ASA	4,768
118,192	e	Freehold Royalty Trust	2,376
177,291	e	Frontline Ltd	681
74,818	e	Frontline Ltd (Norway)	287
11,775		Fugro NV	800
190,661	*,e	FX Energy, Inc	1,422
200,887		Galp Energia SGPS S.A.	3,255
82,000	*,e	Gasfrac Energy Services, Inc	164
85,614	*	GasLog Ltd	991
229,555	*	Gastar Exploration Ltd	381
9,490,793		Gazprom OAO (ADR)	95,647
71,575	e	Gazpromneft OAO (ADR)	1,765
4,815,000	*,e	Genesis Energy Holdings Ltd	94
26,212	*	Geospace Technologies Corp	3,209
95,589	*,e	Gevo, Inc	204
248,700	e	Gibson Energy, Inc	5,826
65,810	*,e	Global Geophysical Services, Inc	363
107,809	e	Golar LNG Ltd	4,160
91,693	*,e	Goodrich Petroleum Corp	1,159
47,943		Great Eastern Shipping Co Ltd	224
84,616	*,e	Green Plains Renewable Energy, Inc	496
153,587	*	Grupa Lotos S.A.	1,509
82,573		GS Holdings Corp	4,916
255,407	*	Guide Exploration Ltd	439
276,456	*,e	Guildford Coal Ltd	121
60,903		Gulf Island Fabrication, Inc	1,697
1,184,092	*,e	Gulf Keystone Petroleum Ltd	4,507
132,658	*	Gulfmark Offshore, Inc	4,383
206,767	*,e	Gulfport Energy Corp	6,464
251,544	*,e	Gulfsands Petroleum plc	418
453,633	*,e	Halcon Resources Corp	3,325
16,600	e	Hallador Petroleum Co	138
2,780,013		Halliburton Co	93,658
1,857		Hankook Shell Oil Co Ltd	402
74,919	*	Hardy Oil & Gas plc	161
54,894		Hargreaves Services plc	601
147,451	*,e	Harvest Natural Resources, Inc	1,315
479,283	*,e	Heckmann Corp	2,013
511,663	*	Helix Energy Solutions Group, Inc	9,348
162,800		Hellenic Petroleum S.A.	1,360
350,783	e	Helmerich & Payne, Inc	16,701
692,386	*	Hercules Offshore, Inc	3,379
276,005	*,e,m	Heritage Oil Ltd	863
952,003		Hess Corp	51,142
190,900	*	Hibiscus Petroleum BHD	110
1,888,000	e	Hidili Industry International Development Ltd	450
737,000	e	Hilong Holding Ltd	170
235,849	*	Hindustan Oil Exploration	519
75,227	*	Hoegh LNG Holdings Ltd	578
1,045,753		Holly Corp	43,158
1,549,000		Honghua Group Ltd	298

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,394,691	*,e	Horizon Oil Ltd	$431
142,674	*	Hornbeck Offshore Services, Inc	5,229
550,600	*	HRT Participacoes em Petroleo S.A.	1,209
179,574		Hunting plc	2,404
1,012,876	e	Husky Energy, Inc	27,220
43,425		Idemitsu Kosan Co Ltd	3,552
795,816	e	Imperial Oil Ltd	36,630
1,233,805		Inner Mongolia Yitai Coal Co	6,650
3,770		Inpex Holdings, Inc	22,412
526,466	*,e	ION Geophysical Corp	3,654
30,748,000		IRPC PCL	4,245
5,180	*,e	Isramco, Inc	601
322,700	*	Ithaca Energy, Inc	640
102,353		Itochu Enex Co Ltd	546
504,773	*,e	Ivanhoe Energy, Inc	277
3,200	e	Japan Drilling Co Ltd	90
25,054		Japan Petroleum Exploration Co	1,004
142,746	*	JKX Oil & Gas plc	183
764,835		John Wood Group plc	9,945
1,864,961	e	JX Holdings, Inc	10,187
59,000		Kanto Natural Gas Development Ltd	323
326,485	*	Karoon Gas Australia Ltd	1,817
635,119	*	Key Energy Services, Inc	4,446
156,620	e	Keyera Facilities Income Fund	7,590
1,575,926		Kinder Morgan, Inc	55,977
97,756	*,e	KiOR, Inc (Class A)	909
82,569	e	Knightsbridge Tankers Ltd	541
1,148,425		KNM Group BHD	253
3,676,182	*,e	Kodiak Oil & Gas Corp	34,409
638,581	*,e	Kosmos Energy LLC	7,273
190,232	e	Kumba Resources Ltd	3,680
215,106		Kvaerner ASA	557
1,380,865	*,e	Laredo Petroleum Holdings, Inc	30,351
168,000	*	Legacy Oil & Gas, Inc	1,148
373,336	*,e	Linc Energy Ltd	241
52,400		Longview Oil Corp	378
58,906		Lubelski Wegiel Bogdanka S.A.	2,219
637,503		Lufkin Industries, Inc	34,310
982,620		LUKOIL (ADR)	60,735
104,650	*	Lundin Petroleum AB	2,556
544,079	*,e	Magnum Hunter Resources Corp	2,416
3,019,726		Marathon Oil Corp	89,293
1,510,305		Marathon Petroleum Corp	82,448
222,505		Maridive & Oil Services SAE	263
818,203	*	Matador Resources Co	8,501
74,506	e	Matrix Composites & Engineering Ltd	168
92,480	*	Matrix Service Co	978
105,932	*	Maurel & Prom Nigeria	282
152,731	*,e	Maverick Drilling & Exploration Ltd	188
1,558,282	*	McDermott International, Inc	19,042
378,589	*,e	McMoRan Exploration Co	4,448
119,562	*	MEG Energy Corp	4,547

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

260,181	e	Miclyn Express Offshore Ltd	$579
64,714	*	Midnight Oil Exploration Ltd	186
89,615	*	Midstates Petroleum Co, Inc	775
2,470,000	e	MIE Holdings Corp	603
151,397	*,e	Miller Petroleum, Inc	762
42,352	*	Mitcham Industries, Inc	675
53,600		Mitsuuroko Co Ltd	409
21,800		Modec, Inc	429
69,763	e	MOL Hungarian Oil and Gas plc	5,796
527,574	*	Molopo Energy Ltd	329
4,993,117	*	Mongolia Energy Co ltd	209
127,717		Motor Oil Hellas Corinth Refineries S.A.	994
196,898	e	Mullen Group Ltd	4,667
823,036		Murphy Oil Corp	44,189
528,827	*	Nabors Industries Ltd	7,419
482,904	*	Nagarjuna Oil Refinery Ltd	50
48,350	*	Naphtha Israel Petroleum Corp Ltd	174
1,903,077		National Oilwell Varco, Inc	152,454
66,470	*	Natural Gas Services Group, Inc	994
21,034		Neste Oil Oyj	276
314,706	*	New Brazil Holding ASA	209
874,366		New Zealand Oil & Gas Ltd	601
890,232	*	Newfield Exploration Co	27,882
2,602,000		Newocean Energy Holdings Ltd	757
366,224	*,e	Newpark Resources, Inc	2,714
657,311		Nexen, Inc	16,648
6,769,957	*	Nexus Energy Ltd	975
66,600		Niko Resources Ltd	920
621,575		Noble Energy, Inc	57,626
257,605	e	Nordic American Tanker Shipping	2,597
163,404		Northern Offshore Ltd	294
231,980	*,e	Northern Oil And Gas, Inc	3,941
282,500	*,e	Norwegian Energy Co AS	251
387,277	f	NovaTek OAO (GDR) (purchased 12/02/08, cost $40,616)	45,977
123,079	*	NuVista Energy Ltd	566
292,282	*,e	Oasis Petroleum, Inc	8,614
6,512,950		Occidental Petroleum Corp	560,505
449,624		Oceaneering International, Inc	24,842
2,055,677	*	OGX Petroleo e Gas Participacoes S.A.	6,236
1,207,942	*	Oil Refineries Ltd	491
104,209	*	Oil States International, Inc	8,280
328,859		OMV AG.	11,520
305,614	*	Ophir Energy plc	3,003
2,052,425		Origin Energy Ltd	24,048
98,806	e	Overseas Shipholding Group, Inc	652
796,920	*	PA Resources AB	83
82,316		Pacific Rubiales Energy Corp	1,967
1,210,823	e	Pacific Rubiales Energy Corp (Toronto)	28,931
995,999	*,e	Paladin Resources Ltd	1,274
28,703	e	Panhandle Oil and Gas, Inc (Class A)	880
62,089	*,e	Paramount Resources Ltd (Class A)	1,893

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

190,100	*	Parex Resources, Inc	$934
502,694	*	Parker Drilling Co	2,126
169,915	e	Parkland Income Fund	2,871
143,256	e	Pason Systems, Inc	2,391
399,808	e	Patterson-UTI Energy, Inc	6,333
6,083		Paz Oil Co Ltd	730
109,933	*	PDC Energy, Inc	3,477
915,609		Peabody Energy Corp	20,409
280,204	e	Pembina Pipeline Income Fund	7,867
431,420	e	Pengrowth Energy Trust	2,909
295,696		Penn Virginia Corp	1,833
542,499	e	Penn West Energy Trust	7,720
111,600	e	PetroBakken Energy Ltd	1,584
138,700	*	Petrobank Energy & Resources Ltd	1,946
1,322,876		Petrofac Ltd	34,179
5,369,076		Petroleo Brasileiro S.A.	61,709
448,000		Petroleo Brasileiro S.A. (ADR)	10,277
7,122,066		Petroleo Brasileiro S.A. (Preference)	78,590
507,888		Petroleum Geo-Services ASA	8,449
292,611	e	Petrominerales Ltd	2,369
622,700		Petronas Dagangan BHD	4,582
432,787	*,e	Petroquest Energy, Inc	2,904
194,202	e	Peyto Energy Trust	4,784
54,768	*,e	PHI, Inc	1,723
132,300	*	Philex Petroleum Corp	77
2,322,137		Phillips 66	107,677
221,944	*	Pioneer Energy Services Corp	1,729
538,238	e	Pioneer Natural Resources Co	56,192
304,482	*	Plains Exploration & Production Co	11,409
363,491	*	Polarcus Ltd	395
3,300,406		Polish Oil & Gas Co	4,195
465,959	*	Polski Koncern Naftowy Orlen S.A.	6,620
138,900	e	Poseidon Concepts Corp	2,064
702,632	*	Precision Drilling Trust	5,525
839,278	*	Premier Oil plc	4,872
341,360		ProEx Energy Ltd	7,604
319,605		ProSafe ASA	2,633
265,000	*	PT ABM Investama Tbk	104
11,272,000	*	PT Benakat Petroleum Energy	216
10,874,000		PT Bumi Resources Tbk	824
10,930,000	*	PT Delta Dunia Petroindo Tbk	284
43,789,500	*	PT Energi Mega Persada Tbk	409
1,260,500		PT Harum Energy Indonesia Tbk	774
6,733,000		PT Indika Energy Tbk	1,134
1,482,000		PT Indo Tambangraya Megah	6,502
2,944,500		PT Medco Energi Internasional Tbk	524
401,000		PT Resource Alam Indonesia Tbk	124
11,054,634		PT Tambang Batubara Bukit Asam Tbk	18,646
2,091,969		PTT Exploration & Production PCL	11,021
1,989,050		PTT PCL	21,215
27,500		PTT PCL (ADR)	293
315,896		Questar Market Resources, Inc	10,001

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

413,528	*,e	Quicksilver Resources, Inc	$1,691
346,481		Range Resources Corp	24,209
308,610	*,e	Red Fork Energy Ltd	233
245,600	*	Refinaria de Petroleos de Manguinhos S.A.	93
1,156,654		Refineria La Pampilla S.A. Relapasa	294
2,211,742		Reliance Industries Ltd	35,043
35,504	*,e	Renewable Energy Group, Inc	236
814,334	*	Rentech, Inc	2,003
1,037,181		Repsol YPF S.A.	20,157
172,318	*,e	Resolute Energy Corp	1,528
155,378	*,e	Rex Energy Corp	2,074
23,164	*	Rex Stores Corp	417
45,217	*,e	RigNet, Inc	837
1,755,492	*	Roc Oil Co Ltd	663
370,058	*	Rockhopper Exploration plc	1,043
474,095	*	Rosetta Resources, Inc	22,709
2,856,874	f	Rosneft Oil Co (GDR) (purchased 02/15/10, cost $19,529)	19,266
469,617	*	Rowan Cos PLC	15,859
5,973,942		Royal Dutch Shell plc (A Shares)	207,034
4,119,426		Royal Dutch Shell plc (B Shares)	146,594
130,914	e	RPC, Inc	1,557
2,476,000	*	Ruifeng Petroleum Chemical Holdings Ltd	26
161,470	*	RusPetro plc	278
1,529,731		Saipem S.p.A.	73,718
333,027	*	Salamander Energy plc	1,076
582,367	*,e	San Leon Energy plc	97
83,000		San-Ai Oil Co Ltd	379
41,971	*,e	Sanchez Energy Corp	857
869,161	*,e	SandRidge Energy, Inc	6,058
590,027		Santos Ltd	6,922
3,671,500	*	Sapurakencana Petroleum BHD	2,778
404,937	*	Saras S.p.A.	514
67,005	*,e	Saratoga Resources, Inc	367
1,138,563		Sasol Ltd	50,768
192,238	e	Savanna Energy Services Corp	1,541
70,182		SBM Offshore NV	1,000
5,810,952		Schlumberger Ltd	420,305
15,236	e	Schoeller-Bleckmann Oilfield Equipment AG.	1,583
569,500	*	Scomi Group BHD	72
136,006	*,e	Scorpio Tankers, Inc	816
53,669		SEACOR Holdings, Inc	4,474
174,512	e	SeaDrill Ltd	6,856
131,300	*	Secure Energy Services, Inc	1,353
150,007	*	SemGroup Corp	5,528
909,254	*,e	Senex Energy Ltd	604
50	*	Serval Integrated Energy Services	0	^
334,447	*,e	Sevan Drilling AS.	336
219,200		Shandong Molong Petroleum Machinery Co Ltd	72
103,553		ShawCor Ltd	4,496
1,522,500		Shengli Oil&Gas Pipe Holdings Ltd	119
85,800		Shinko Plantech Co Ltd	697

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

178,472	e	Ship Finance International Ltd	$2,806
79,647		Showa Shell Sekiyu KK	421
132,800		Siamgas & Petrochemicals PCL	62
94,000		Sinanen Co Ltd	424
8,240,000	*	Sino Union Energy Investment Group Ltd	530
584,000	e	Sinopec Kantons Holdings Ltd	481
122,256		SK Energy Co Ltd	18,370
11,450		SK Gas Co Ltd	895
537,244	*	Soco International plc	2,869
72,954		S-Oil Corp	6,889
300,660	*,e	Solazyme, Inc	3,452
168,771	*	Songa Offshore SE	356
446,700	*	Southern Pacific Resource Corp	636
109,200	*	SouthGobi Resources Ltd	228
1,015,654	*	Southwestern Energy Co	35,324
2,304,290	e	Spectra Energy Corp	67,654
109,222	*	Sprott Resource Corp	439
168,302		St. Mary Land & Exploration Co	9,107
1,203,801		Statoil ASA	31,066
189,270	*	Stone Energy Corp	4,754
859,000		Straits Asia Resources Ltd	1,300
3,170,733		Suncor Energy, Inc	104,304
2,240,098	e	Suncor Energy, Inc (NY)	73,587
692,934	e	Sunoco, Inc	32,450
435,704	*	Superior Energy Services	8,941
89,300	*	Surge Energy, Inc	696
2,210,303		Surgutneftegaz (ADR)	20,032
339,700	e	Surgutneftegaz (ADR) (London)	3,093
1,504,000	*,e	Swiber Holdings Ltd	806
209,758	*,e	Swift Energy Co	4,380
139,407	*,e	Synergy Resources Corp	581
70,300	*	TAG Oil Ltd	516
1,047,609		Talisman Energy, Inc	14,002
148,235		Targa Resources Investments, Inc	7,462
496,965	e	Tatneft (GDR)	20,672
341,024		Technip S.A.	37,892
266,875	e	Tecnicas Reunidas S.A.	12,436
83,096		Teekay Corp	2,593
228,791	e	Teekay Tankers Ltd (Class A)	856
381,700		Tenaris S.A.	7,811
130,601	*	Tesco Corp	1,395
624,296		Tesoro Corp	26,158
478,735	*	Tetra Technologies, Inc	2,896
53,878	*,e	TGC Industries, Inc	388
252,661		TGS Nopec Geophysical Co ASA	8,239
1,310,300		Thai Oil PCL	2,772
91,514		Tidewater, Inc	4,441
2,800,000	*,m	Titan Petrochemicals Group Ltd	4
126,863	f	TMK OAO (GDR) (purchased 06/17/10, cost $1,967)	1,934
138,931		TonenGeneral Sekiyu KK	1,205
66,900		Total Energy Services, Inc	1,083
2,315,711	*,e	Total S.A.	115,206

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

104,260	*	Tourmaline Oil Corp	$3,255
162,000		Toyo Kanetsu K K	332
1,138,548	e	TransCanada Corp	51,814
186,400	*	TransGlobe Energy Corp	2,029
599,479		Transocean Ltd	26,838
996,232		Transocean Ltd-NYSE	44,721
259,202	*,e	Triangle Petroleum Corp	1,856
213,586	e	Trican Well Service Ltd	2,779
73,580	e	Trilogy Energy Corp	1,919
298,766	e	Trinidad Drilling Ltd	2,082
4,771,700		Tullow Oil plc	105,856
199,355		Tupras Turkiye Petrol Rafine	4,552
298,154		Turcas Petrolculuk AS	475
454,300		Twin Butte Energy Ltd	1,317
278,381	*,e	Ultra Petroleum Corp	6,119
544,800		Ultrapar Participacoes S.A.	12,257
63,632	*	Union Drilling, Inc	413
86,329	*	Unit Corp	3,583
242,256	*,e	Uranerz Energy Corp	395
302,092	*,e	Uranium Energy Corp	788
650,654	e	Uranium One, Inc	1,555
321,310	*	Vaalco Energy, Inc	2,747
1,974,835		Valero Energy Corp	62,563
89,431	*	Valiant Petroleum plc	615
674,985	*,e	Vantage Drilling Co	1,242
132,203	*,e	Venoco, Inc	1,571
26,628	*	Verbio AG.	62
262,600	e	Veresen, Inc	3,443
322,302	e	Vermilion Energy Trust	15,146
147,189		W&T Offshore, Inc	2,764
2,338,400		Wah Seong Corp BHD	1,335
384,072	*	Warren Resources, Inc	1,168
2,058,032	*	Weatherford International Ltd	26,096
117,713	*,e	West Siberian Resources Ltd (GDR)	931
113,800		Western Energy Services Corp	926
365,913	e	Western Refining, Inc	9,580
53,900	*	Westfire Energy Ltd	224
41,088	*,e	Westmoreland Coal Co	408
242,127	*,e	White Energy Co Ltd	82
155,600	*	Whitecap Resources, Inc	1,170
350,234	e	Whitehaven Coal Ltd	1,032
277,305	*	Whiting Petroleum Corp	13,139
432,368	*	Willbros Group, Inc	2,322
3,426,772		Williams Cos, Inc	119,834
482,772		Woodside Petroleum Ltd	16,515
170,952		World Fuel Services Corp	6,088
429,197		WorleyParsons Ltd	12,523
485,842	*	WPX Energy, Inc	8,060
204,128	*,e	Xcite Energy Ltd	360
421,571	*,e	Xenolith Resources Ltd	303
6,508,000	e	Yanzhou Coal Mining Co Ltd	9,801
75,800	e	Zargon Energy Trust	709

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

152,977	*,e	ZaZa Energy Corp	$454

		TOTAL ENERGY	10,639,735

FOOD & STAPLES RETAILING - 1.6%
604,909	e	Aeon Co Ltd	6,831
11,900	e	Ain Pharmaciez Inc	850
344,576		Alimentation Couche Tard, Inc	15,836
530,872		Almacenes Exito S.A.	8,701
80,631		Andersons, Inc	3,037
36,379		Arcs Co Ltd	843
4,438	e	Arden Group, Inc (Class A)	431
28,786	e	Axfood AB	1,082
124,000		Beijing Jingkelong Co Ltd	61
146,425		BIM Birlesik Magazalar AS	6,109
39,862		Bizim Toptan Satis Magazalari AS	507
12,492		Blue Square-Israel Ltd	24
3,169,391		Booker Group plc	4,783
386,768		Brazil Pharma S.A.	2,318
474,188		Carrefour S.A.	9,836
147,805		Casey’s General Stores, Inc	8,446
150,735		Casino Guichard Perrachon S.A.	13,333
16,600		Cawachi Ltd	346
1,483,448		Centros Comerciales Sudamericanos S.A.	8,985
61,178	*	Chefs’ Warehouse Holdings, Inc	1,002
6,967,300		China Resources Enterprise	23,184
179,606		Cia Brasileira de Distribuicao Grupo Pao de Acucar	8,022
769,420		Clicks Group Ltd	5,334
40,260		Cocokara Fine Holdings, Inc	1,404
35,240	e	Colruyt S.A.	1,535
9,900		Cosmos Pharmaceutical Corp	909
1,902,520		Costco Wholesale Corp	190,490
11,150,000		CP Seven Eleven PCL	12,824
8,400		Create SD Holdings Co Ltd	238
3,546,949		CVS Corp	171,743
5,900		Daikokutenbussaan Co Ltd	182
127,950		Delhaize Group	4,942
2,382,539		Distribuidora Internacional de Alimentacion S.A.	13,158
16,441		Dongsuh Co, Inc	470
28,953		E-Mart Co Ltd	6,300
76,488		Empire Co Ltd	4,604
64,567		Eurocash S.A.	795
86,374		FamilyMart Co Ltd	4,244
85,963	*,e	Fresh Market, Inc	5,156
64,850	e	George Weston Ltd	4,172
206,532		Greggs plc	1,675
8,030		Growell Holdings Co Ltd	261
112,073	e	Hakon Invest AB	1,933
210,070		Harris Teeter Supermarkets, Inc	8,159
40,500		Heiwado Co Ltd	587
3,993,410		Heng Tai Consumables Group Ltd	82
3,032	*	Indiabulls Wholesale Service	1
49,266		Ingles Markets, Inc (Class A)	805

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,600		Itochu-Shokuhin Co Ltd	$209
138,741		Izumiya Co Ltd	705
3,413,613		J Sainsbury plc	19,184
220,936		Jean Coutu Group PJC, Inc	3,198
295,165		Jeronimo Martins SGPS S.A.	4,928
52,100		Kasumi Co Ltd	346
41,700		Kato Sangyo Co Ltd	799
28,883	e	Kesko Oyj (B Shares)	819
3,093,320		Koninklijke Ahold NV	38,742
3,339,808	e	Kroger Co	78,619
52,859		Lawson, Inc	4,058
325,000	e	Lianhua Supermarket Holdings Co Ltd	257
28,100	e	Liquor Stores Income Fund	535
144,561	e	Loblaw Cos Ltd	5,023
771,310	e,f	Magnit OAO (GDR) (purchased 05/26/10, cost $20,498)	26,268
101,579		Majestic Wine plc	738
66,767		MARR S.p.A.	643
43,233		Maruetsu, Inc	150
145,249		Massmart Holdings Ltd	2,912
99,966	e	Matsumotokiyoshi Holdings Co Ltd	2,466
241,214	e	Metcash Ltd	883
356,304		Metro AG.	10,675
245,188	e	Metro, Inc	14,565
15,500		Ministop Co Ltd	258
44,617	e	Nash Finch Co	911
22,700	*	Natural Grocers by Vitamin C	507
90,219		North West Co Fund	2,043
143,610	f	O’Key Group S.A. (GDR) (purchased 12/06/11, cost $1,231)	1,379
41,000		Okuwa Co Ltd	620
1,444,810	e	Olam International Ltd	2,397
160,488	*,e	Pantry, Inc	2,335
569,651		Pick’n Pay Holdings Ltd	1,397
308,712		Pick’n Pay Stores Ltd	1,656
1,337,320		President Chain Store Corp	7,139
77,239		Pricesmart, Inc	5,849
1,218,000		PT Sumber Alfaria Trijaya Tbk	699
397,000		Puregold Price Club, Inc	282
478,472		Raia Drogasil S.A.	5,497
152,019		Rallye S.A.	4,605
7,417		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	227
3,344,770	*	Rite Aid Corp	3,913
107,209	e	Roundy’s, Inc	649
21,779		Ryoshoku Ltd	568
18,500		S Foods, Inc	175
364,191	e	Safeway, Inc	5,860
10,200		San-A Co Ltd	408
1,600,219		Seven & I Holdings Co Ltd	49,036
533,000		Sheng Siong Group Ltd	201
291,911	e	Shoppers Drug Mart Corp	12,153
830,363		Shoprite Holdings Ltd	16,777
101,941		Shufersal Ltd	248

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,722		Sligro Food Group NV	$1,236
242,111		Spar Group Ltd	3,722
81,162	e	Spartan Stores, Inc	1,243
49,300		Sugi Pharmacy Co Ltd	1,731
2,743,000	e	Sun Art Retail Group Ltd	3,404
45,300		Sundrug Co Ltd	1,645
1,045,984	e	Supervalu, Inc	2,521
41,818	*	Susser Holdings Corp	1,513
836,208	e	Sysco Corp	26,148
474,000		Taiwan TEA Corp	264
12,045,678		Tesco plc	64,685
672,991		Total Produce plc	424
51,188		Tsuruha Holdings, Inc	3,830
199,765	*	United Natural Foods, Inc	11,676
579,500		UNY Co Ltd	4,494
43,500	e	Valor Co Ltd	721
36,222	e	Village Super Market (Class A)	1,332
2,580,699		Walgreen Co	94,041
9,431,521		Wal-Mart de Mexico S.A. de C.V. (Series V)	26,532
5,133,709	e	Wal-Mart Stores, Inc	378,868
38,112		Weis Markets, Inc	1,613
1,740,025		Wesfarmers Ltd	61,583
886,544		Whole Foods Market, Inc	86,349
1,124,865		WM Morrison Supermarkets plc	5,186
1,345,158		Woolworths Ltd	40,055
831,999	*	Wumart Stores, Inc	1,240
8,600	e	Yaoko Co Ltd	331
54,000	e	Yokohama Reito Co Ltd	396

		TOTAL FOOD & STAPLES RETAILING	1,737,864

FOOD, BEVERAGE & TOBACCO - 5.7%
37,921		AarhusKarlshamn AB	1,436
323,209		Afgri Ltd	202
95,862	*	AGV Products Corp	33
720,181		Ajinomoto Co, Inc	11,280
17,871	e	Alico, Inc	558
328,667		Alicorp S.A.	886
14,816	e	Alliance Grain Traders, Inc	218
304,712	*,e	Alliance One International, Inc	984
10,670,554		Altria Group, Inc	356,290
32,297	e	Amsterdam Commodities NV	560
281,416		Anadolu Efes Biracilik Ve Malt Sanayii AS	4,181
2,974	*	Anheuser-Busch InBev NV	0	^
139,461	*,e	Annie’s, Inc	6,253
76,655	*	AquaChile S.A.	53
1,910,989		Archer Daniels Midland Co	51,941
20,300	e	Ariake Japan Co Ltd	454
21,564		Aryzta AG.	1,035
554,561		Asahi Breweries Ltd	13,676
32,559		Asian Bamboo AG.	254
1,227,624	e	Asian Citrus Holdings Ltd	628
303,200		Asiatic Development BHD	913

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,416,292		Associated British Foods plc	$29,512
78,651		Astral Foods Ltd	983
16,936		Atria Group plc	113
771,000	m	Ausnutria Dairy Corp Ltd	73
200,030		Austevoll Seafood ASA	906
311,861	*	Australian Agricultural Co Ltd	413
798,330		AVI Ltd	5,732
180,589		B&G Foods, Inc (Class A)	5,474
1,060,945		Bajaj Hindusthan Ltd	638
45,833		Bakkafrost P	375
179,659		Balrampur Chini Mills Ltd	229
1,960		Barry Callebaut AG.	1,820
857,336		Beam, Inc	49,331
217,000	e	Besunyen Holdings	15
14,822		Binggrae Co Ltd	1,407
344,500	e	Biostime Internatonal Holdings Ltd	879
91,948	*,e	Black Earth Farming Ltd	171
7,145		Bonduelle S.C.A.	613
27,919	*,e	Boston Beer Co, Inc (Class A)	3,126
6,400		Britannia Industries Ltd	58
219,300		British American Tobacco Malaysia BHD	4,328
3,229,963		British American Tobacco plc	165,966
365,590		Britvic plc	2,152
422,879		Brown-Forman Corp (Class B)	27,593
783,841		Bunge Ltd	52,557
551,857		C&C Group plc	2,626
43,457	e	Calavo Growers, Inc	1,086
19,200	e	Calbee, Inc	1,683
88,024	e	Cal-Maine Foods, Inc	3,956
671,466	e	Campbell Soup Co	23,380
22,351		Campofrio Alimentacion S.A.	168
312,663		Carlsberg AS (Class B)	27,699
187,500		Carlsberg Brewery-Malay BHD	704
82,161		Casa Grande S.A.	468
248,629	*,e	Central European Distribution Corp	709
67,625		Cermaq ASA	885
959,000		Changshouhua Food Co Ltd	443
4,063,700		Charoen Pokphand Foods PCL	4,417
281,200		Charoen Pokphand Foods PCL (ADR)	306
2,483,700		China Agri-Industries Holdings Ltd	1,396
840,000	e	China Green Holdings Ltd	195
1,273,500	e	China Huiyuan Juice Group Ltd	383
1,666,000		China Mengniu Dairy Co Ltd	4,977
365,292	*,e	China Minzhong Food Corp Ltd	240
1,551,000	*,e	China Modern Dairy Holdings	403
5,760,000		China Starch Holdings Ltd	151
1,580,000		China Tontine Wines Group Ltd	148
1,944,000	e	China Yurun Food Group Ltd	1,388
164,450	*	Chiquita Brands International, Inc	1,256
257,790		Cia Cervecerias Unidas S.A.	3,681
1,480,926	*	Cia Pesquera Camanchaca S.A.	73
11,247		CJ CheilJedang Corp	3,103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,016		Clover Industries Ltd	$111
42,782		Coca Cola Hellenic Bottling Co S.A.	798
211,259		Coca-Cola Amatil Ltd	2,966
26,653		Coca-Cola Bottling Co Consolidated	1,815
63,900		Coca-Cola Central Japan Co Ltd	825
18,652,302		Coca-Cola Co	707,481
1,233,191		Coca-Cola Enterprises, Inc	38,562
544,487	e	Coca-Cola Femsa S.A. de C.V.	7,044
153,930		Coca-Cola Icecek AS	2,878
35,767		Coca-Cola West Japan Co Ltd	593
1,315,000		Cofco International Ltd	1,359
654,803		ConAgra Foods, Inc	18,066
1,089,973	*	Constellation Brands, Inc (Class A)	35,261
41,112	e	Copeinca ASA	340
194,900	*	Cott Corp	1,540
42,386	*,e	Craft Brewers Alliance, Inc	333
900		Crown Confectionery Co Ltd	166
88,800	e	CSM	1,578
8,377,415	*	D.E Master Blenders 1753 NV	101,021
503,000		DaChan Food Asia Ltd	71
2,160		Dae Han Flour Mills Co Ltd	257
90,740		Daesang Corp	1,907
185,753		Dairy Crest Group plc	1,041
1,298,000	*,e,m	Daqing Dairy Holdings Ltd	141
598,916	*	Darling International, Inc	10,954
398,971		Davide Campari-Milano S.p.A.	3,141
3,023,437	*,e	Dean Foods Co	49,433
370,826		Devro plc	1,966
3,971,021		Diageo plc	111,817
53,287	*	Diageo plc (ADR)	6,007
82,278	e	Diamond Foods, Inc	1,548
126,690	*,e	Dole Food Co, Inc	1,777
4,594		Dongwon F&B Co Ltd	288
5,708		Dongwon Industries Co Ltd	1,537
433,699		Dr Pepper Snapple Group, Inc	19,313
18,100		Dydo Drinco, Inc	824
1,214,000	e	Dynasty Fine Wines Group Ltd	194
14,761		East Asiatic Co Ltd AS	316
104,971		Ebro Puleva S.A.	1,846
654,358	e	Embotelladoras Arca SAB de C.V.	4,651
5,265,492		Empresas Iansa S.A.	394
87,464	e	Ezaki Glico Co Ltd	1,082
32,163	*,e	Farmer Bros Co	306
1,352,600		Felda Global Ventures Holdings BHD	2,137
1,116,000	e	First Resources Ltd	1,915
285,833		Flowers Foods, Inc	5,768
4,395,033	e	Fomento Economico Mexicano S.A. de C.V.	40,482
145,280		Fresh Del Monte Produce, Inc	3,719
76,373		Fuji Oil Co Ltd	1,067
35,832		Fujicco Co Ltd	479
150,000	*,e	Fujiya Co Ltd	374
1,466,905	e	General Mills, Inc	58,456

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

301,200		GFPT PCL	$71
311,381		Glanbia plc	2,761
5,720,000	e	Global Bio-Chem Technology Group Co Ltd	600
1,018,000	*,e	Global Sweeteners Holdings Ltd	65
3,608,000		GMG Global Ltd	399
22,168,074		Golden Agri-Resources Ltd	11,851
3,390,590		Goodman Fielder Ltd	1,756
761,693		GrainCorp Ltd-A	7,085
649,517		Great Wall Enterprise Co	600
775,304	*,e	Green Mountain Coffee Roasters, Inc	18,413
864,579		Greencore Group plc	1,118
11,592	e	Griffin Land & Nurseries, Inc (Class A)	391
913,580		Groupe Danone	56,212
622,900	*,e	Gruma SAB de C.V.	1,762
2,251,528	e	Grupo Bimbo S.A. de C.V. (Series A)	5,604
290,200	e	Grupo Herdez SAB de C.V.	747
1,400,794	e	Grupo Modelo S.A. (Series C)	12,627
561,277	e	H.J. Heinz Co	31,403
196,813	*	Hain Celestial Group, Inc	12,399
225,000		Hap Seng Plantations Holdings BHD	209
98,254		Harim & Co Ltd	295
132,943		Heineken Holding NV	6,458
263,104		Heineken NV	15,684
1,763,737		Hershey Co	125,031
790,000		Hey Song Corp	1,292
318,120		Hillshire Brands Co	8,519
21,910		Hite Holdings Co Ltd	202
43,508	e	HKScan Oyj	201
24,200	e	Hokuto Corp	512
178,938		Hormel Foods Corp	5,232
85,952	e	House Foods Corp	1,454
250,500		IJM Plantations BHD	282
319,050		Illovo Sugar Ltd	1,169
2,109,832		Imperial Tobacco Group plc	78,162
1,220,523		InBev NV	104,414
674,978	e	Indofood Agri Resources Ltd	747
1,158,537		Ingredion, Inc	63,905
77,020	*	Inventure Foods, Inc	438
4,125,376		IOI Corp BHD	6,707
4,562,425		ITC Ltd	23,506
167,300	e	Ito En Ltd	3,339
188,000	e	Itoham Foods, Inc	823
66,234		J&J Snack Foods Corp	3,797
179,337		J.M. Smucker Co	15,482
1,980,700		Japan Tobacco, Inc	59,290
1,816,221	*	JBS S.A.	6,020
28,490	*	John B. Sanfilippo & Son, Inc	371
238,000	e	J-Oil Mills, Inc	661
588,125		Juhayna Food Industries	555
122,373	e	Kagome Co Ltd	2,805
1,517,865		Kellogg Co	78,413
124,756	*	Kernel Holding S.A.	2,532

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

211,495		Kerry Group plc (Class A)	$10,830
20,200	e	KEY Coffee, Inc	395
2,170,900		Khon Kaen Sugar Industry PCL	901
52,560		Kikkoman Corp	718
812,000		Kingway Brewery Holdings Ltd	246
988,358		Kirin Brewery Co Ltd	13,216
94,664	e	Koninklijke Wessanen NV	252
1,027		Kook Soon Dang Brewery Co Ltd	8
6,428,515		Kraft Foods, Inc (Class A)	265,819
249,761		KT&G Corp	19,034
1,086,173		Kuala Lumpur Kepong BHD	7,830
1,450,000		Kulim Malaysia BHD	2,333
2,596		KWS Saat AG.	693
66,356		Lancaster Colony Corp	4,861
206,827		Lance, Inc	5,171
25,616		Leroy Seafood Group ASA	537
342,987		Lien Hwa Industrial Corp	229
22,775	e	Lifeway Foods, Inc	216
32,347	e	Limoneira Co	596
286		Lindt & Spruengli AG.	905
120		Lindt & Spruengli AG. (Reg)	4,334
1,513,602		Lorillard, Inc	176,259
1,362		Lotte Chilsung Beverage Co Ltd	1,690
854		Lotte Confectionery Co Ltd	1,193
2,911		Lotte Samkang Co Ltd	1,493
7,627		Maeil Dairy Industry Co Ltd	205
147,879		Maple Leaf Foods, Inc	1,667
181,000		Marfrig Alimentos S.A.	1,054
225,317		Marudai Food Co Ltd	834
1,238,000		Maruha Nichiro Holdings, Inc	1,991
359,450		McCormick & Co, Inc	22,300
75,219		McLeod Russel India Ltd	460
1,386,837		Mead Johnson Nutrition Co	101,627
55,700	e	Megmilk Snow Brand Co Ltd	986
59,081	e	MEIJI Holdings Co Ltd	2,932
11,500	e	Meito Sangyo Co Ltd	156
404,000	e	Mewah International, Inc	147
180,045	*,f	MHP SA (GDR) (purchased 01/07/11, cost $2,761)	2,626
58,100	e	Mikuni Coca-Cola Bottling Co Ltd	509
225,300		Minerva S.A.	1,249
124,000		Mitsui Sugar Co Ltd	412
188,028		Molson Coors Brewing Co (Class B)	8,471
1,644,356	*	Monster Beverage Corp	89,058
236,302		Morinaga & Co Ltd	544
259,000		Morinaga Milk Industry Co Ltd	881
95,189	*,e	Morpol ASA	146
299,900		MSM Malaysia Holdings BHD	480
16,956		Muhak Co Ltd	194
1,728,489		Multiexport Foods S.A.	374
46,000		Namchow Chemical Industrial Ltd	48
1,319		Namyang Dairy Products Co Ltd	1,227
40,143		National Beverage Corp	609

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,812		Naturex	$328
4,553,688		Nestle S.A.	287,325
937,000		Nichirei Corp	5,131
152,000		Nippon Beet Sugar Manufacturing Co Ltd	295
283,000		Nippon Flour Mills Co Ltd	1,262
55,594		Nippon Meat Packers, Inc	713
314,766	e	Nippon Suisan Kaisha Ltd	676
308,000	e	Nisshin Oillio Group Ltd	1,207
84,308	e	Nisshin Seifun Group, Inc	1,036
19,935	e	Nissin Food Products Co Ltd	781
6,573		Nong Shim Co Ltd	1,568
5,256		Nong Shim Holdings Co Ltd	275
65,835		Nutreco Holding NV	4,877
170,071	*	Omega Protein Corp	1,167
4,581		Orion Corp	3,999
55,050		Osem Investments Ltd	759
4,915		Ottogi Corp	1,098
2,463,166	e	Pacific Andes International Holdings Ltd	123
7,249,836	e	PAN Fish ASA	5,851
4,920,931		PepsiCo, Inc	348,253
893,471		Perdigao S.A.	15,430
374,064		Pernod-Ricard S.A.	41,959
35,166		Pescanova S.A.	584
777,000		Petra Foods Ltd	1,551
354,451	*	PGG Wrightson Ltd	103
1,400		Philip Morris CR	811
9,995,333		Philip Morris International, Inc	898,979
461,029	*,e	Pilgrim’s Pride Corp	2,356
56,539		Pinar SUT Mamulleri Sanayii AS	472
125,402	*	Post Holdings, Inc	3,770
635,020		PPB Group BHD	2,503
273,490	*,e	Premier Foods plc	283
20,700	e	Premium Brands Holdings Corp	378
180,000		Prima Meat Packers Ltd	330
436,724		PT Astra Agro Lestari Tbk	998
2,761,000		PT Bisi International	313
5,799,000		PT BW Plantation Tbk	908
9,649,000		PT Charoen Pokphand Indonesia Tbk	3,035
635,500		PT Gudang Garam Tbk	3,071
12,244,100		PT Indofood Sukses Makmur Tbk	7,208
1,919,500		PT Japfa Comfeed Indonesia Tbk	939
1,512,500		PT Sampoerna Agro Tbk	457
2,768,500		PT Tunas Baru Lampung Tbk	147
211,000	e	Q.P. Corp	3,530
852,700		QL Resources BHD	878
19,517		Radico Khaitan Ltd	44
320,309	*,e	Ralcorp Holdings, Inc	23,383
833,359		REI Agro Ltd	167
871,079		Remy Cointreau S.A.	100,159
892,414	e	Reynolds American, Inc	38,677
276,500		Rimbunan Sawit BHD	87
22,458		Royal UNIBREW AS	1,721

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,634		Ruchi Soya Industries Ltd	$117
194,188		SABMiller plc	8,544
8,263		Sajo Industries Co Ltd	463
42,355		Sakata Seed Corp	565
4,615		Samyang Genex Co Ltd	238
10,662		Samyang Holdings Corp	632
110,134	e	Sanderson Farms, Inc	4,887
77,600		Sao Martinho S.A.	916
1,469,000	e	Sapporo Holdings Ltd	4,096
212,625	e	Saputo, Inc	9,138
34,616	*	Seneca Foods Corp	1,034
370,100	*	Shanghai Dajiang Group	96
158,000		Showa Sangyo Co Ltd	540
1,374,268		Shree Renuka Sugars Ltd	938
16,700		Silla Co Ltd	330
12,403		Sipef S.A	1,024
163,700		SLC Agricola S.A.	1,756
231,518	*,e	Smart Balance, Inc	2,797
435,044	*	Smithfield Foods, Inc	8,549
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	132
711,704	*	SOS Cuetara S.A.	325
833,055		Souza Cruz S.A.	11,301
817,680		Standard Foods Corp	2,264
522,458	*,e	Star Scientific, Inc	1,808
43,408		Strauss Group Ltd	466
195,346	e	Suedzucker AG.	6,920
397,000		Super Coffeemix Manufacturing Ltd	708
557,111		Swedish Match AB	22,553
79,544	*,e	Synutra International, Inc	367
19,096		Taisun Enterprise Co Ltd	11
78,000		Taiyen Biotech Co Ltd	60
241,000		Takara Holdings, Inc	1,781
224,013	e	Tassal Group Ltd	314
156,384	*	TAT Konserve	219
250,835		Tata Tea Ltd	679
4,642,252		Tate & Lyle plc	49,932
416,400		TH Plantations BHD	324
467,400		Thai Vegetable Oil PCL	365
493,000	e	Tibet 5100 Water Resources Holdings Ltd	128
294,471		Tiger Brands Ltd	9,659
2,638,000	e	Tingyi Cayman Islands Holding Corp	7,911
151,761		Tongaat Hulett Ltd	2,548
85,086	e	Tootsie Roll Industries, Inc	2,296
169,942		Toyo Suisan Kaisha Ltd	4,252
98,400		Tradewinds Malaysia BHD	232
967,064		Treasury Wine Estates Ltd	5,027
159,419	*	TreeHouse Foods, Inc	8,369
9,130		TS Corp	231
464,000	e	Tsingtao Brewery Co Ltd	2,551
759,925		Tyson Foods, Inc (Class A)	12,174
150,273		Ulker Biskuvi Sanayi AS	637

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,771,023		Unilever NV	$98,277
178,000		Unilever NV (ADR)	6,315
2,216,155		Unilever plc	80,916
3,296,000	e	Uni-President China Holdings Ltd	3,789
6,027,147		Uni-President Enterprises Corp	10,649
4,395	e	United International Enterprises	738
5,400		United Malacca BHD	13
297,045		United Spirits Ltd	6,823
115,712	e	Universal Corp	5,892
1,925,450		Universal Robina	3,211
151,000		Ve Wong Corp	115
193,774	e	Vector Group Ltd	3,215
6,887	e	Vilmorin & Cie	829
543,818		Vina Concha Y Toro S.A.	1,136
120,579		Viscofan S.A.	5,522
1,402,000		Vitasoy International Holdings Ltd	1,223
386,574		Viterra, Inc	6,335
2,369		Vranken - Pommery Monopole	78
7,704,000		Want Want China Holdings Ltd	9,807
414,000		Wei Chuan Food Corp	497
462,927	*,e	Westway Group, Inc	2,866
2,498,188		Wilmar International Ltd	6,596
1,618,000		Xiwang Sugar Holdings Co Ltd	161
119,892	e	Yakult Honsha Co Ltd	5,685
86,942		Yamazaki Baking Co Ltd	1,164
2,200,000		Yantai North Andre Juice Co	88
1,490,000	e	YASHILI INTERNATIONAL	281
40,900		Yonekyu Corp	352
378,554		Zeder Investments Ltd	123

		TOTAL FOOD, BEVERAGE & TOBACCO	5,983,340

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
82,157	*,e	Abaxis, Inc	2,951
121,741	*,e	Abiomed, Inc	2,555
96,881	*	Acadia Healthcare Co, Inc	2,311
234,929	*,e	Accretive Health, Inc	2,622
259,071	*,e	Accuray, Inc	1,834
261,700	e	Advanced Medical Solutions Group plc	335
1,251,876		Aetna, Inc	49,575
237,884	*	AGFA-Gevaert NV	397
62,626	*	AGFA-Gevaert NV Brussels	0	^
93,669	*	Air Methods Corp	11,181
111,258		Alfresa Holdings Corp	5,481
342,337	*,e	Align Technology, Inc	12,656
412,639	*	Allscripts Healthcare Solutions, Inc	5,129
54,863	*	Almost Family, Inc	1,167
223,459	*,e	Alphatec Holdings, Inc	369
158,213	*,e	Amedisys, Inc	2,185
67,788	*	Amerigroup Corp	6,198
1,054,942	e	AmerisourceBergen Corp	40,837
159,600		Amil Participacoes S.A.	1,917
145,055	*,e	AMN Healthcare Services, Inc	1,459

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,232		Amplifon S.p.A.	$431
136,021	*	Amsurg Corp	3,860
68,390		Analogic Corp	5,346
55,948	*	Andor Technology Ltd	367
107,124	*	Angiodynamics, Inc	1,307
61,968	*	Anika Therapeutics, Inc	931
186,199		Ansell Ltd	3,088
333,422	*,e	Antares Pharma, Inc	1,454
23,582		Apollo Hospitals Enterprise Ltd	327
42,196		Arseus NV	782
178,508	*	Arthrocare Corp	5,784
11,600	e	Asahi Intecc Co Ltd	369
67,166		Assisted Living Concepts, Inc (A Shares)	512
135,795	*,e	athenahealth, Inc	12,462
54,309	*,e	AtriCure, Inc	404
5,883		Atrion Corp	1,303
49,966		Balda AG.	320
2,108,200		Bangkok Chain Hospital PCL	657
189,135		Bard (C.R.), Inc	19,793
3,637,697		Baxter International, Inc	219,207
317,677		Becton Dickinson & Co	24,957
88,400	*,e	Bio-Reference Labs, Inc	2,526
160,652	*	BioScrip, Inc	1,464
1,132,000	*,e	Biosensors International Group Ltd	1,122
18,900		BML, Inc	494
4,619,338	*	Boston Scientific Corp	26,515
124,420	*	Brookdale Senior Living, Inc	2,889
497,600		Bumrungrad Hospital PCL	1,322
77,561	e	Cantel Medical Corp	2,100
98,763	*,e	Capital Senior Living Corp	1,429
2,414,210		Cardinal Health, Inc	94,083
67,603	*,e	Cardiovascular Systems, Inc	781
1,535,544	*	CareFusion Corp	43,594
56,791		Carl Zeiss Meditec AG.	1,454
2,311	*,e	Carmat	328
1,449,313	*,e	Catamaran Corp	141,990
194,175	*	Catamaran Corp (Toronto)	19,030
42,229		Celesio AG.	754
235,966	*	Centene Corp	8,827
577,789	*	Cerner Corp	44,727
188,798	*,e	Cerus Corp	642
49,659	*	CHA Bio & Diostech Co Ltd	378
74,301		Chemed Corp	5,148
46,201	*,e	Chindex International, Inc	477
1,045,388		Cigna Corp	49,312
135,017	e	CML Healthcare Income Fund	1,222
73,738	e	Cochlear Ltd	5,116
93,836	e	Coloplast AS (Class B)	19,554
310,538	*	Community Health Systems, Inc	9,049
412,150		Compagnie Generale d’Optique Essilor International S.A.	38,567
46,781		Computer Programs & Systems, Inc	2,599
112,181	*,e	Conceptus, Inc	2,278

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

115,573	e	Conmed Corp	$3,294
292,005		Cooper Cos, Inc	27,583
35,398	*	Corvel Corp	1,584
330,797		Coventry Health Care, Inc	13,791
2,033,544		Covidien plc	120,833
26,100	m	Cremer S.A.	178
110,741	*	Cross Country Healthcare, Inc	523
91,908		Cruz Blanca Salud S.A.	102
118,520	e	CryoLife, Inc	796
26,930	*	Curexo, Inc	164
149,976	*	Cyberonics, Inc	7,862
64,503	*	Cynosure, Inc (Class A)	1,702
340,921	*	DaVita, Inc	35,323
258,485		Dentsply International, Inc	9,859
34,407	*,e	Derma Sciences, Inc	357
249,051	*	DexCom, Inc	3,743
307,500		Diagnosticos da America S.A.	1,851
42,688	e	DiaSorin S.p.A.	1,488
18,576	e	Draegerwerk AG.	1,843
3,411		Draegerwerk AG. & Co KGaA	291
840,070	*	Edwards Lifesciences Corp	90,198
410,591	e	Elekta AB (B Shares)	5,421
111,563	*,e	Emeritus Corp	2,336
200,767	*,e	Endologix, Inc	2,775
63,698		Ensign Group, Inc	1,949
131,857	*,e	EnteroMedics, Inc	481
68,274	*,e	ePocrates, Inc	795
35,375	*,e	Exactech, Inc	631
104,618	*	EXamWorks, Inc	1,561
55,000		Excelsior Medical Co Ltd	114
4,133,045	*	Express Scripts Holding Co	259,019
167,300	e	Extendicare, Inc	1,361
487,900		Faber Group BHD	204
738,225	e	Fisher & Paykel Healthcare Corp	1,407
285,875	*,e	Five Star Quality Care, Inc	1,461
98,200		Fleury S.A.	1,175
89,324	*	Fortis Healthcare Ltd	173
271,813		Fresenius Medical Care AG.	19,938
64,644		Fresenius SE	7,506
10,364		Galenica AG.	6,143
197,211	*,e	Gentiva Health Services, Inc	2,232
444,776		Getinge AB (B Shares)	13,427
81,000		Ginko International Co Ltd	950
22,928	*	Given Imaging Ltd	333
30,700	*	Globus Medical, Inc	554
460,153		GN Store Nord	7,072
16,660,212		Golden Meditech Co Ltd	1,954
104,947	*,e	Greatbatch, Inc	2,553
62,600		Green Hospital Supply, Inc	1,992
43,705	*,e	Greenway Medical Technologies	747
123,762	*	Haemonetics Corp	9,926
137,964	*	Hanger Orthopedic Group, Inc	3,936

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

176,143	*,e	Hansen Medical, Inc	$343
607,800		Hartalega Holdings BHD	875
984,260		HCA Holdings, Inc	32,727
589,686	*	Health Management Associates, Inc (Class A)	4,947
222,499	*,e	Health Net, Inc	5,008
723,880	*	Healthsouth Corp	17,417
81,871	*,e	HealthStream, Inc	2,330
187,512	*,e	Healthways, Inc	2,196
50,238	*,e	HeartWare International, Inc	4,747
442,015	*	Henry Schein, Inc	35,039
78,782		Hill-Rom Holdings, Inc	2,289
846,453		Hitachi Medical Corp	10,105
318,032	*	HMS Holdings Corp	10,632
38,200		Hogy Medical Co Ltd	2,046
1,388,271	*	Hologic, Inc	28,099
679,750		Humana, Inc	47,684
43,572	*	ICU Medical, Inc	2,635
276,772	*,e	Idexx Laboratories, Inc	27,497
2,500,000	*	IHH Healthcare BHD	2,617
22,284		Immunodiagnostic Systems Holdings plc	99
173,327	*	Insulet Corp	3,740
99,573	*	Integra LifeSciences Holdings Corp	4,092
249,966	*	Intuitive Surgical, Inc	123,891
146,697	e	Invacare Corp	2,074
191,832	*,e	Inverness Medical Innovations, Inc	3,739
25,315		Ion Beam Applications	175
59,263	*	IPC The Hospitalist Co, Inc	2,708
73,217	*,e	IRIS International, Inc	1,429
93,000	*,e	Jeol Ltd	208
228,773	*,e	Kindred Healthcare, Inc	2,603
271,100		Kossan Rubber Industries	270
1,318,500		KPJ Healthcare BHD	2,625
153,768	*	Laboratory Corp of America Holdings	14,219
34,138		Landauer, Inc	2,039
434,500		Latexx Partners BHD	232
54,691	*,e	LHC Group, Inc	1,010
2,833,966		Life Healthcare Group Holdings Pte Ltd	10,827
108,190	*	LifePoint Hospitals, Inc	4,628
121,502	*	Magellan Health Services, Inc	6,271
164,136	*,e	MAKO Surgical Corp	2,858
7,500		Mani, Inc	272
283,708		Masimo Corp	6,860
6,157	*	Mauna Kea Technologies	77
1,728,556		McKesson Corp	148,709
277,072	*	MedAssets, Inc	4,932
73,628		Medica	1,274
62,700	e	Medical Facilities Corp	917
551,978	e	Mediceo Paltac Holdings Co Ltd	7,598
80,331	*	Medidata Solutions, Inc	3,334
8,972	*	Mediware Information Systems	197
3,454,177	e	Medtronic, Inc	148,944
206,916	*,e	Merge Healthcare, Inc	792

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

150,865	e	Meridian Bioscience, Inc	$2,894
160,767	*	Merit Medical Systems, Inc	2,400
174		Message Co Ltd	631
156,681	*,e	Metropolitan Health Networks, Inc	1,463
185,000		Microlife Corp	321
719,000		Microport Scientific Corp	356
132,078		Miraca Holdings, Inc	5,931
171,970	*	Molina Healthcare, Inc	4,325
46,433	*	MWI Veterinary Supply, Inc	4,953
23,136		Nagaileben Co Ltd	363
36,451	e	National Healthcare Corp	1,740
9,287	e	National Research Corp	467
173,398	*,e	Natus Medical, Inc	2,266
87,039	*	Neogen Corp	3,717
337,858	*,e	Neoprobe Corp	929
1,140,722		Network Healthcare Holdings Ltd	2,449
197,800	e	Nichii Gakkan Co	1,899
59,200		Nihon Kohden Corp	2,055
77,767		Nikkiso Co Ltd	959
138,732	e	Nipro Corp	889
166,087	e	Nobel Biocare Holding AG.	1,666
270,349	*	NuVasive, Inc	6,194
173,022	*,e	NxStage Medical, Inc	2,286
361,600		Odontoprev S.A.	2,024
2,621,600	*,e	Olympus Corp	51,183
142,016		Omnicare, Inc	4,824
146,095	*	Omnicell, Inc	2,031
125,067		OPG Groep NV	2,073
185,901	*	OraSure Technologies, Inc	2,067
221,683	*,e	Oriola-KD Oyj (B Shares)	584
37,628	e	Orpea	1,509
141,858	*	Orthofix International NV	6,348
9,784	*	Osstem Implant Co Ltd	240
227,186		Owens & Minor, Inc	6,788
57,490		Pacific Hospital Supply Co Ltd	171
82,501	*	Palomar Medical Technologies, Inc	779
49,600		Paramount Bed Holdings Co Ltd	1,629
207,244		Patterson Cos, Inc	7,096
36,553	*	PDI, Inc	291
110,973	*	Pediatrix Medical Group, Inc	8,262
4,189		Pharmaniaga BHD	10
101,965	*,e	PharMerica Corp	1,291
40,247		Phonak Holding AG.	4,072
110,433	*,e	PhotoMedex, Inc	1,553
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	351
2,087,611	e	Primary Health Care Ltd	7,800
79,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	575
67,079	*,e	Providence Service Corp	871
2,600	*	Psc, Inc	145
457,050	*,e	PSS World Medical, Inc	10,412
149,528	e	Quality Systems, Inc	2,774
384,999		Quest Diagnostics, Inc	24,420

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

99,698	*,e	Quidel Corp	$1,887
299,317	e	Raffles Medical Group Ltd	593
348,086	e	Ramsay Health Care Ltd	8,653
492,790	e	Resmed, Inc	19,943
38,793	*,e	Rochester Medical Corp	458
86,922	*,e	Rockwell Medical Technologies, Inc	710
353,961	*	RTI Biologics, Inc	1,476
502,105	e	Ryman Healthcare Ltd	1,706
20,142		Sartorius AG.	1,601
7,556		Sartorius Stedim Biotech	680
425,311		Selcuk Ecza Deposu Ticaret ve Sanayi AS	485
137,842	*	Select Medical Holdings Corp	1,548
5,362,000	e	Shandong Weigao Group Medical Polymer Co Ltd	6,891
1,477,700		Shanghai Pharmaceuticals Holding Co Ltd	2,727
193,581		Shenzhen Accord Pharmaceutical Co Ltd	532
2,891,193		Sigma Pharmaceuticals Ltd	1,913
1,094,000	e	Sinopharm Group Co	3,492
163,726	*	Sirona Dental Systems, Inc	9,326
241,619	*	Skilled Healthcare Group, Inc (Class A)	1,554
646,891		Smith & Nephew plc	7,136
232,614	*,e	Solta Medical, Inc	730
768		So-net M3, Inc	1,460
427,194		Sonic Healthcare Ltd	5,984
342,858	*	Sorin S.p.A.	776
124,794	*	Spectranetics Corp	1,841
1,472,367		St. Jude Medical, Inc	62,031
79,000		St. Shine Optical Co Ltd	1,014
170,515	*	Staar Surgical Co	1,289
230,672		STERIS Corp	8,182
8,659		Stratec Biomedical Systems AG.	398
5,722	e	Straumann Holding AG.	761
826,119		Stryker Corp	45,982
161,529	*	Sun Healthcare Group, Inc	1,367
209,569	*,e	Sunrise Senior Living, Inc	2,991
1,083,600		Supermax Corp BHD	730
107,170	*,e	SurModics, Inc	2,167
145,954		Suzuken Co Ltd	4,839
134,454	*,e	Symmetry Medical, Inc	1,330
98,354		Synergy Healthcare plc	1,462
34,363		Sysmex Corp	1,652
155,981	*	Team Health Holdings, Inc	4,232
49,042		Teleflex, Inc	3,376
123,700		Tempo Participacoes S.A.	232
1,001,300	*	Tenet Healthcare Corp	6,278
181,116	e	Terumo Corp	7,787
148,561	*	Thoratec Corp	5,140
136,100	e	Toho Pharmaceutical Co Ltd	2,779
14,700	*	Tokai Corp (GIFU)	376
1,012,400		Top Glove Corp BHD	1,623
56,060	*,e	Tornier BV	1,062
362,000		Trauson Holdings Co Ltd	174
69,609	*,e	Triple-S Management Corp (Class B)	1,455

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

273,748	*,e	Unilife Corp	$854
540,257		United Drug plc	2,042
5,301,448		UnitedHealth Group, Inc	293,754
135,471		Universal American Corp	1,252
212,889		Universal Health Services, Inc (Class B)	9,735
62,868		US Physical Therapy, Inc	1,737
11,996		Utah Medical Products, Inc	408
168,600	*,e	Vanguard Health Systems, Inc	2,086
280,705	*	Varian Medical Systems, Inc	16,932
67,436	*	Vascular Solutions, Inc	999
224,997	*	VCA Antech, Inc	4,439
65,500	e	VITAL KSK Holdings, Inc	660
24,393	*,e	Vocera Communications, Inc	754
192,857	*,e	Volcano Corp	5,510
280,035	*	WellCare Health Plans, Inc	15,836
1,339,091		WellPoint, Inc	77,682
124,404		West Pharmaceutical Services, Inc	6,602
8,536	*	William Demant Holding	765
156,656	*,e	Wright Medical Group, Inc	3,464
22,862		Young Innovations, Inc	894
63,003	*,e	Zeltiq Aesthetics, Inc	355
782,225		Zimmer Holdings, Inc	52,894

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,378,749

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
10,260		Able C&C Co Ltd	830
27,700	*,e	Aderans Co Ltd	378
5,670		Amorepacific Corp	6,020
40,344	*	Atrium Innovations Inc	441
1,395,412		Avon Products, Inc	22,257
2,004,000	*,e	BaWang International Group Holding Ltd	157
728,225		Beiersdorf AG.	53,484
149,326	*	Central Garden and Pet Co (Class A)	1,804
594,469		Church & Dwight Co, Inc	32,095
178,260		Clorox Co	12,844
2,557,945		Colgate-Palmolive Co	274,263
12,590		Cosmax, Inc	460
327,722		Dabur India Ltd	793
138	e	Dr Ci:Labo Co Ltd	466
125,702	*	Elizabeth Arden, Inc	5,938
5,491		Emami Ltd	52
79,147		Energizer Holdings, Inc	5,905
2,201,373		Estee Lauder Cos (Class A)	135,540
72,500	e	Fancl Corp	852
78,586	e	Female Health Co	562
2,898	*	Genic Co Ltd	168
572,000		Grape King Industrial Co	1,298
185,300	*,e	Harbinger Group, Inc	1,562
974,000		Hengan International Group Co Ltd	9,176
44,106		Henkel KGaA	2,879
889,566		Henkel KGaA (Preference)	70,862
1,908,288	e	Herbalife Ltd	90,453

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,429,110		Hindustan Lever Ltd	$14,762
455,425		Hypermarcas S.A.	3,345
7,867		Inter Parfums S.A.	197
54,746		Inter Parfums, Inc	1,002
17,813		JW Shinyak Corp	114
506,904		Kao Corp	14,904
883,304		Kimberly-Clark Corp	75,770
2,150,137		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	5,137
34,000	e	Kobayashi Pharmaceutical Co Ltd	1,814
14,880		Korea Kolmar Co Ltd	198
41,500	e	Kose Corp	967
17,787		LG Household & Health Care Ltd	10,130
347,000	e	Lion Corp	2,022
90,907		L’Oreal S.A.	11,240
465,600		Magic Holdings international Ltd	163
72,279		Mandom Corp	1,893
311,152		Mcbride plc	651
61,396	*,e	Medifast, Inc	1,606
446,347		Microbio Co Ltd	548
12,200		Milbon Co Ltd	408
326,238		Natura Cosmeticos S.A.	8,891
42,364	e	Nature’s Sunshine Products, Inc	692
834,364	e	Nu Skin Enterprises, Inc (Class A)	32,398
46,202	*	Nutraceutical International Corp	728
2,584,000	e,m	NVC Lighting Holdings Ltd	583
21,478	e	Oil-Dri Corp of America	497
28,048	e	Orchids Paper Products Co	506
87,883	e	Oriflame Cosmetics S.A.	3,012
3,500		Pacific Corp	1,553
20,800		Pigeon Corp	950
79,200		Pola Orbis Holdings, Inc	2,496
200,028	*,e	Prestige Brands Holdings, Inc	3,392
2,299,000	e	Prince Frog International Holdings Ltd	737
9,550,641		Procter & Gamble Co	662,431
3,146,000		PT Unilever Indonesia Tbk	8,544
410,133	e	PZ Cussons plc	1,989
1,450,336		Reckitt Benckiser Group plc	83,560
41,019	*	Revlon, Inc (Class A)	633
2,248,000		Ruinian International Ltd	690
43,689	*	Schiff Nutrition International, Inc	1,057
91,011	e	Shiseido Co Ltd	1,248
86,259	*	Spectrum Brands, Inc	3,451
736,053		Svenska Cellulosa AB (B Shares)	13,685
137,205	e	Uni-Charm Corp	7,867
23,030	*,e	USANA Health Sciences, Inc	1,070
750,000	e	Vinda International Holdings Ltd	1,030
85,352		WD-40 Co	4,493

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,726,593

INSURANCE - 3.6%
3,777,880		ACE Ltd	285,608
423,414	e	Admiral Group plc	7,216

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

539,773		Aegon NV	$2,806
1,126,946		Aflac, Inc	53,958
239,584		Ageas	5,756
13,079,907		AIA Group Ltd	48,467
13,511		Aksigorta AS	15
19,897	*	Alleghany Corp	6,863
1,057,646		Allianz AG.	126,138
327,091		Allied World Assurance Co Holdings Ltd	25,268
1,511,040		Allstate Corp	59,852
168,622	*	Alm Brand AS	430
366,627	e	American Equity Investment Life Holding Co	4,264
478,597		American Financial Group, Inc	18,139
917,460	*	American International Group, Inc	30,084
9,623		American National Insurance Co	691
60,840	*	American Safety Insurance Holdings Ltd	1,137
74,306	*,e	Amerisafe, Inc	2,017
724,416		Amlin plc	4,725
3,852,496		AMP Ltd	17,212
99,098	e	Amtrust Financial Services, Inc	2,539
727,487		Anadolu Hayat Emeklilik AS	1,838
450,254		Anadolu Sigorta	229
1,286,286		Aon plc	67,260
34,475		April Group	577
697,660	*	Arch Capital Group Ltd	29,078
107,808		Argo Group International Holdings Ltd	3,492
174,295		Arthur J. Gallagher & Co	6,243
651,568		Aspen Insurance Holdings Ltd	19,866
355,978		Assicurazioni Generali S.p.A.	5,132
109,659		Assurant, Inc	4,090
198,910		Assured Guaranty Ltd	2,709
1,203,684		Aviva plc	6,220
3,270,256		AXA S.A.	48,686
1,571,111		Axis Capital Holdings Ltd	54,863
4,146		Bajaj Finserv Ltd	68
36,939	e	Baldwin & Lyons, Inc (Class B)	883
31,116		Baloise Holding AG.	2,449
299,300		Bangkok Life Assurance PCL (ADR)	427
1,163,114		Beazley plc	3,162
53	*	Berkshire Hathaway, Inc	7,033
7,118,354	*	Berkshire Hathaway, Inc (Class B)	627,839
194,700		Brazil Insurance Participco	1,830
147,557		Brown & Brown, Inc	3,847
9,878,066		Cathay Financial Holding Co Ltd	10,543
883,230		Catlin Group Ltd	6,799
250,177		Chesnara plc	783
1,239,308	*	China Insurance International Holdings Co Ltd	1,934
12,743,419		China Life Insurance Co Ltd	36,683
2,783,084		China Life Insurance Co Ltd (Taiwan)	2,557
4,288,600		China Pacific Insurance Group Co Ltd	12,892
615,690		Chubb Corp	46,965
310,577		Cincinnati Financial Corp	11,768
150,523	*,e	Citizens, Inc (Class A)	1,579

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,645		Clal Insurance	$293
3,500,000		ClearView Wealth Ltd	2,069
32,793		CNA Financial Corp	879
294,416		CNP Assurances	3,842
1,004,941	e	Conseco, Inc	9,698
2,123,942	e	Corp Mapfre S.A.	5,824
108,580		Crawford & Co (Class B)	544
16,092	e	Dai-ichi Mutual Life Insurance Co	18,201
73,108		Delta Lloyd NV	1,112
431,060		Discovery Holdings Ltd	2,880
32,118	e	Donegal Group, Inc (Class A)	451
88,124		Dongbu Insurance Co Ltd	3,823
24,431	e	Eastern Insurance Holdings, Inc	410
81,571	*,e	eHealth, Inc	1,531
26,575	e	EMC Insurance Group, Inc	558
119,469		Employers Holdings, Inc	2,190
672,257		Endurance Specialty Holdings Ltd	25,882
32,776	*	Enstar Group Ltd	3,266
39,948		Erie Indemnity Co (Class A)	2,567
33,029		Euler Hermes S.A.	2,183
261,991		Everest Re Group Ltd	28,023
21,032		Fairfax Financial Holdings Ltd	8,124
49,379		FBD Holdings plc	626
39,259	e	FBL Financial Group, Inc (Class A)	1,303
918,767		Fidelity National Title Group, Inc (Class A)	19,652
528,255		First American Financial Corp	11,447
187,334	*	Flagstone Reinsurance Holdings Ltd	1,609
700,487	*	Fondiaria-Sai S.p.A	960
587	*	Fondiaria-Sai S.p.A-RSP	39
14,041	*	Fortegra Financial Corp	111
613,717	*	Genworth Financial, Inc (Class A)	3,210
138,539	e	Gjensidige Forsikring BA	1,925
719,899	e	Great-West Lifeco, Inc	16,374
111,216	*	Greenlight Capital Re Ltd (Class A)	2,753
75,562		Grupo Catalana Occidente S.A.	1,237
58,266	*	Hallmark Financial Services	474
125,316		Hannover Rueckversicherung AG.	8,019
59,916		Hanover Insurance Group, Inc	2,232
38,500	*	Hanwha Non-Life Insurance Co Ltd	264
11,401		Harel Insurance Investments & Finances Ltd	345
2,182,067		Hartford Financial Services Group, Inc	42,419
213,729		HCC Insurance Holdings, Inc	7,243
14,994		Helvetia Holding AG.	5,235
140,890	*	Hilltop Holdings, Inc	1,791
789,682		Hiscox Ltd	6,207
65,614	e	Homeowners Choice, Inc	1,542
244,139		Horace Mann Educators Corp	4,421
268,970		Hyundai Marine & Fire Insurance Co Ltd	8,325
32,267	e	Independence Holding Co	325
101,601		Industrial Alliance Insurance and Financial Services, Inc	2,898
44,764		Infinity Property & Casualty Corp	2,703
131,945		ING Canada, Inc	8,026

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,471,598		Insurance Australia Group Ltd	$11,147
2,934	e	Investors Title Co	191
266,747		Jardine Lloyd Thompson Group plc	3,302
17,109	e	Kansas City Life Insurance Co	659
62,169		Kemper Corp	1,909
517,300		Korea Life Insurance Co Ltd	3,586
114,595		Korean Reinsurance Co	1,216
230,579		Lancashire Holdings Ltd	3,072
21,538,178		Legal & General Group plc	45,982
363,668		Liberty Holdings Ltd	4,342
107,930		LIG Insurance Co Ltd	2,508
484,646		Lincoln National Corp	11,724
376,307		Loews Corp	15,526
29,280	*	Lotte Non-Life Insurance Co Ltd	126
186,665		Maiden Holdings Ltd	1,659
2,116,425	e	Manulife Financial Corp	25,511
11,479	*	Markel Corp	5,263
3,121,758		Marsh & McLennan Cos, Inc	105,921
1,646,676	e	Max Capital Group Ltd	39,421
179,785	*,e	MBIA, Inc	1,821
318,840	e	Meadowbrook Insurance Group, Inc	2,452
564,867	e	Mediolanum S.p.A.	2,438
29,995	*	Menorah Mivtachim Holdings Ltd	197
32,620		Mercury General Corp	1,261
160,075		Meritz Fire & Marine Insurance Co Ltd	1,814
5,814,427		Metlife, Inc	200,365
1,416,304		Metropolitan Holdings Ltd	3,602
352,760		Migdal Insurance Holdings Ltd	413
990,563	*,e	Milano Assicurazioni S.p.A.	431
1,124,588		Millea Holdings, Inc	28,617
491,036	e	Mitsui Sumitomo Insurance Group Holdings, Inc	8,476
232,772	e	Montpelier Re Holdings Ltd	5,151
351,094		Muenchener Rueckver AG.	54,898
154,831	*,e	National Financial Partners Corp	2,617
26,925		National Interstate Corp	695
12,080		National Western Life Insurance Co (Class A)	1,730
41,887	*	Navigators Group, Inc	2,062
171,049		NKSJ Holdings, Inc	3,336
1,064,010		Old Mutual plc	2,927
322,635	e	Old Republic International Corp	3,001
138,573		OneBeacon Insurance Group Ltd (Class A)	1,862
471,275	e	PartnerRe Ltd	35,006
20,549	*,e	Phoenix Cos, Inc	630
114,293		Phoenix Group Holdings	939
79,180		Phoenix Holdings Ltd	145
6,618,500		PICC Property & Casualty Co Ltd	8,064
3,404,500	e	Ping An Insurance Group Co of China Ltd	25,471
140,305		Platinum Underwriters Holdings Ltd	5,734
139,131		Porto Seguro S.A.	1,399
857,640	e	Power Corp Of Canada	20,850
621,974	e	Power Financial Corp	16,076
130,107		Powszechny Zaklad Ubezpieczen S.A.	14,635

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

95,133		Presidential Life Corp	$1,325
204,569		Primerica, Inc	5,859
2,517,997		Principal Financial Group	67,835
70,958		ProAssurance Corp	6,417
737,905	e	Progressive Corp	15,304
498,075		Protective Life Corp	13,055
3,964,846		Prudential Financial, Inc	216,124
6,617,931		Prudential plc	85,936
88,425,000	*	PT Panin Life Tbk	1,179
1,907,438	e	QBE Insurance Group Ltd	25,474
159,097		Reinsurance Group of America, Inc (Class A)	9,207
362,085		RenaissanceRe Holdings Ltd	27,895
1,949,558		Resolution Ltd	6,841
90,254		RLI Corp	6,016
989,352		RMI Holdings	2,558
1,625,444	e	Royal & Sun Alliance Insurance Group plc	2,906
46,331		Safety Insurance Group, Inc	2,126
81,511		Sampo Oyj (A Shares)	2,540
74,007		Samsung Fire & Marine Insurance Co Ltd	15,836
82,446		Samsung Life Insurance Co Ltd	7,105
3,214,384		Sanlam Ltd	14,525
28,504		Santam Ltd	650
26,812		Schweizerische National-Versicherungs-Gesellschaft	1,063
118,126		SCOR	3,045
83,839		SeaBright Insurance Holdings, Inc	922
201,107		Selective Insurance Group, Inc	3,819
17,012,195	*	Shin Kong Financial Holding Co Ltd	4,717
460,000		Shinkong Insurance Co Ltd	303
70,660		Societa Cattolica di Assicurazioni SCRL	1,099
516,238		Sony Financial Holdings, Inc	8,802
296,709		St. James’s Place plc	1,762
54,382	e	Stancorp Financial Group, Inc	1,699
1,213,987		Standard Life plc	5,359
62,592	e	State Auto Financial Corp	1,026
115,227	e	Stewart Information Services Corp	2,321
452,748		Storebrand ASA	2,082
141,550		Sul America SA	1,047
855,439	e	Sun Life Financial, Inc	19,857
2,683,937		Suncorp-Metway Ltd	25,601
21,037		Swiss Life Holding	2,513
1,562,250		Swiss Re Ltd	100,521
342,178		Symetra Financial Corp	4,209
689,100		T&D Holdings, Inc	7,440
503,000		Taiwan Fire & Marine Insurance Co	362
924,000		Taiwan Life Insurance Co Ltd	610
79,020		Tong Yang Life Insurance	712
14,889	*	Topdanmark AS	2,910
451,065		Torchmark Corp	23,162
133,482	e	Tower Group, Inc	2,588
1,384,266		Travelers Cos, Inc	94,490
11,235		TrygVesta AS	729
248,856	*	Unipol Gruppo Finanziario S.p.A	606

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

333,404	*	Unipol Gruppo Finanziario S.p.A (Priv)	$535
46,625	*,e	United America Indemnity Ltd	1,020
94,665		United Fire & Casualty Co	2,378
111,079	e	Universal Insurance Holdings, Inc	428
580,818		UnumProvident Corp	11,163
1,014,555	e	Validus Holdings Ltd	34,404
50,607		Vittoria Assicurazioni S.p.A.	303
432,517		W.R. Berkley Corp	16,215
7,083	e	White Mountains Insurance Group Ltd	3,636
66,109		Wiener Staedtische Allgemeine Versicherung AG.	2,807
2,209,226	e	XL Capital Ltd	53,088
48,547		Yapi Kredi Sigorta AS	428
209,718		Zurich Financial Services AG.	52,284

		TOTAL INSURANCE	3,804,532

MATERIALS - 6.3%
177,591		A. Schulman, Inc	4,230
18,143	e	Acerinox S.A.	204
774,660		ACHEM Technology Corp	378
214,000		Achilles Corp	290
33,131	*,e	ADA-ES, Inc	782
105,581		Adana Cimento	201
232,900	e	ADEKA Corp	1,754
1,225,421	e	Adelaide Brighton Ltd	3,815
380,922		Aditya Birla Minerals Ltd	190
29,781	*,e	Advanced Metallurgical Group NV	228
47,153	*	Advansa Sasa Polyester Sanayi AS	33
149,556	e	Aeci Ltd	1,471
6,578	*	Aekyung Petrochemical Co Ltd	343
18,311	*,e	AEP Industries, Inc	1,109
170,297		African Barrick Gold Ltd	1,224
335,770	*,e	African Minerals Ltd	1,616
163,870	e	African Oxygen Ltd	374
130,469		African Rainbow Minerals Ltd	2,561
89		Afyon Cimento Sanayi TAS	4
150,725	e	Agnico-Eagle Mines Ltd	7,819
475,702	e	Agrium, Inc (Toronto)	49,355
344,000	e	Aichi Steel Corp	1,409
395,501		Air Liquide	49,022
506,682		Air Products & Chemicals, Inc	41,903
277,311		Air Water, Inc	3,394
135,362		Airgas, Inc	11,140
11,694		AK Holdings, Inc	235
478,781	e	AK Steel Holding Corp	2,298
117,826		Akcansa Cimento AS	515
110,304		Akzo Nobel NV	6,229
294,570	e	Alamos Gold, Inc	5,726
208,488		Albemarle Corp	10,983
23,678	*	Alchemia S.A.	41
1,287,820		Alcoa, Inc	11,397
75,500	*	Alexco Resource Corp	329
252,675	*	Alkane Resources Ltd	249

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

129,579		Allegheny Technologies, Inc	$4,134
227,877	*,e	Allied Nevada Gold Corp	8,901
559,104		Alpek SAB de C.V.	1,456
277,932		Altri SGPS S.A.	486
743,270	e	Alumina Ltd	647
6,246,000	e	Aluminum Corp of China Ltd	2,547
35,223	f	AMAG Austria Metall AG.(purchased 02/29/12, cost $798)	964
1,139,654		Ambuja Cements Ltd	4,355
93,270		AMCOL International Corp	3,160
1,431,952		Amcor Ltd	11,490
155,937		American Vanguard Corp	5,427
192,075	*,e	Ampella Mining Ltd	138
3,807,000		AMVIG Holdings Ltd	1,133
304,154		Anadolu Cam Sanayii AS	400
598,700	*	Anatolia Minerals Development Ltd	4,421
2,224,720	e	Angang New Steel Co Ltd	1,139
463,366		Anglo American plc (London)	13,641
79,940	e	Anglo Platinum Ltd	4,106
769,882		AngloGold Ashanti Ltd	26,837
3,808,194	e	Anhui Conch Cement Co Ltd	11,775
158,000		ANN JOO Resources BHD	69
2,633,188		Antofagasta plc	53,854
207,842	e	APERAM	3,351
86,270		Aptargroup, Inc	4,461
621,585	e	Aquarius Platinum Ltd	420
73,202	*,e	Arabian American Development Co	717
819,708	e	ArcelorMittal	11,799
128,100	*	Argonaut Gold, Inc	1,328
208,460		Arkema	19,512
75,723	e	Asahi Holdings, Inc	1,271
2,658,352	e	Asahi Kasei Corp	13,703
94,000	e	Asahi Organic Chemicals Industry Co Ltd	226
2,038,811		Ashland, Inc	145,978
1,750,000		Asia Cement China Holdings Corp	734
7,650		Asia Cement Co Ltd	356
4,957,203		Asia Cement Corp	6,247
266,300		Asia Plastic Recycling Holding Ltd	898
244,500		Asia Polymer	231
34,084		Asian Paints Ltd	2,540
251,681	*	Aspire Mining Ltd	24
117,769		Associated Cement Co Ltd	3,275
65,224	e	Assore Ltd	2,584
677,200	*	Atlas Consolidated Mining & Development	282
1,055,042		Atlas Iron Ltd	1,527
187,200	*	Augusta Resource Corp	539
17,276		Auriga Industries (Class B)	272
390,111	*	Aurizon Mines Ltd	2,048
125,200	*,e	Avalon Rare Metals, Inc	246
521,200	*	Avion Gold Corp	424
231,192	e	Avocet Mining plc	309
679,422		AZ Electronic Materials S.A.	3,719

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

868,835	*	B2Gold Corp	$3,482
439		Bagfas Bandirma Gubre Fabrik	43
135,687		Balchem Corp	4,984
1,012,901		Ball Corp	42,857
264,598		Ballarpur Industries Ltd	99
243,100	*	Banro Corp	1,130
155,280		Barrick Gold Corp	6,484
2,230,130	e	Barrick Gold Corp (Canada)	93,189
1,584,510		BASF AG.	133,884
3,038		BASF India Ltd	38
759,728	*,e	Bathurst Resources Ltd	321
62,885		Baticim Bati Anadolu Cimento Sanayii AS	228
5,096		Bayer CropScience Ltd	103
2,586,000		BBMG Corp	1,967
71,777		BC Iron Ltd	197
751,278	*	Beadell Resources Ltd	763
53,388	e	Bekaert S.A.	1,538
127,736		Bemis Co, Inc	4,020
49,361		Berger Paints India Ltd	137
5,438,441		BHP Billiton Ltd	185,826
5,014,841		BHP Billiton plc	156,604
207,872	e	Billerud AB	1,941
6,842,800	*	BlueScope Steel Ltd	2,965
1,630	*	BNG Steel Co Ltd	17
481,361		Boise, Inc	4,217
537,229		Boliden AB	8,984
764,675	e	Boral Ltd	3,030
10,943		Borusan Mannesmann Boru Sanayi	167
3,604,759	*	Boryszew S.A.	641
309,993		Bradespar S.A.	4,303
193,428		Braskem S.A.	1,362
72,939		Brush Engineered Materials, Inc	1,736
192,576		Buckeye Technologies, Inc	6,174
136,550		Bursa Cimento	365
102,997	e	Buzzi Unicem S.p.A.	1,143
55,006		Buzzi Unicem S.p.A. RSP	307
7,600		C Uyemura & Co Ltd	269
77,693		Cabot Corp	2,841
492,335	*,e	Calgon Carbon Corp	7,045
285,100	e	Canexus Corp	2,485
138,168	*	Canfor Corp	1,831
90,900		Canfor Pulp Products, Inc	842
93,043		CAP S.A.	3,242
549,962	*	Cape Lambert Resources Ltd	179
93,950		Capro Corp	1,414
372,811	*	Capstone Mining Corp	963
56,997		Carpenter Technology Corp	2,982
149,552		Cascades, Inc	695
57,902	*,e	Castle (A.M.) & Co	723
51,744		CCL Industries	1,912
797,044		Celanese Corp (Series A)	30,216
81,180		Cementir S.p.A.	162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

711,138		Cementos Argos S.A.	$3,090
38,043	*,e	Cementos Pacasmayo SAA (ADR)	433
15,268	*,e	Cementos Portland Valderrivas S.A.	75
25,441,176	*,e	Cemex S.A. de C.V.	21,169
1,353,317	*,e	Centamin plc	2,023
166,756		Centerra Gold, Inc	2,088
195,538	*	Century Aluminum Co	1,398
103,882		Century Textile & Industries Ltd	706
611,616		CF Industries Holdings, Inc	135,925
401,166		Chambal Fertilizers & Chemicals Ltd	561
25,569	e	Chase Corp	470
73,727		Cheil Industries, Inc	6,697
466,127	*	Chemtura	8,027
1,885,560		Cheng Loong Corp	765
1,043,925		Chia Hsin Cement Corp	523
710,000		Chiho-Tiande Group Ltd	359
5,814,000		China BlueChemical Ltd	3,429
59,000	*	China General Plastics Corp	27
882,000		China Glass Holdings Ltd	91
280,000		China Hi-ment Corp	455
670,000	*	China Manmade Fibers Corp	274
368,409		China Metal Products	318
3,246,600	e	China Metal Recycling Holdings Ltd	2,998
4,994,000	*,m	China Mining Resources Group Ltd	18
5,848,278	e	China National Building Material Co Ltd	6,406
646,000		China Nickel Resources Holding Co Ltd	48
2,097,000		China Petrochemical Development Corp	1,769
1,488,000	*,e	China Precious Metal Resources Holdings Co Ltd	287
1,422,000	e	China Rare Earth Holdings Ltd	314
10,804,000	e	China Resources Cement Holdings Ltd	6,241
1,450,000		China Sanjiang Fine Chemicals	407
2,577,000		China Shanshui Cement Group Ltd	1,664
193,000		China Steel Chemical Corp	850
14,814,483		China Steel Corp	13,496
1,188,000		China Synthetic Rubber Corp	1,271
6,700,000	*	China Timber Resources Group Ltd	219
2,043,000	e	China Vanadium Titano-Magnetite Mining Co Ltd	314
568,000		China XLX Fertiliser Ltd	136
4,701,200	e	China Zhongwang Holdings Ltd	1,801
496,000	*,e	Chongqing Iron & Steel Co Ltd	60
1,197,883		Christian Hansen Holding	35,997
202,000		Chuetsu Pulp & Paper Co Ltd	354
77,000		Chugoku Marine Paints Ltd	371
1,398,328		Chun Yuan Steel	558
1,344,720		Chung Hung Steel Corp	384
169,950		Chung Hwa Pulp Corp	58
300,700		Cia de Minas Buenaventura S.A. (ADR) (Series B)	11,715
463,786	*	Cia Minera Atacocha S.A.	75
352,200		Cia Minera Autlan SAB de C.V.	395
1,339,136		Cia Siderurgica Nacional S.A.	7,544
112,930	*	Ciech S.A.	643
10,682		Ciments Francais S.A.	629

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

126,348		Cimsa Cimento Sanayi Ve Tica	$557
1,208,000		Citic Dameng Holdings	115
3,298,542		Clariant AG.	39,291
2,984		Clariant Chemicals India Ltd	35
86,261	*,e	Clearwater Paper Corp	3,563
2,167,203	e	Cleveland-Cliffs, Inc	84,803
198,500	*,e	Cline Mining Corp	45
467,925	*	Coeur d’Alene Mines Corp	13,490
128,700	*	Colossus Minerals, Inc	734
148,169		Commercial Metals Co	1,956
86,132	*	Companhia Vale do Rio Doce	0	^
395,500	e	Companhia Vale do Rio Doce (ADR)	7,079
107,043		Compass Minerals International, Inc	7,984
129,100	*	Copper Mountain Mining Corp	443
409,024		Corp Aceros Arequipa S.A.	202
7,010	*	Cosmochemical Co Ltd	80
3,237,000		CPMC Holdings Ltd	2,238
130,400		CRH plc	2,504
643,378		Croda International plc	25,257
120,700	*	Cronus Resources Ltd	1,082
476,355	*	Crown Holdings, Inc	17,506
374,600		CSC Steel Holdings BHD	144
2,105,680		CSG Holding Co Ltd	1,337
25,040,000	*	CST Mining Group Ltd	382
140,972	*,e	Cudeco Ltd	670
1,526,629		Cytec Industries, Inc	100,024
280,000		Dai Nippon Toryo Co Ltd	308
1,144,309		Daicel Chemical Industries Ltd	6,854
620,626	e	Daido Steel Co Ltd	2,882
149,000	e	Daiken Corp	360
142,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	633
1,041,845		Dainippon Ink and Chemicals, Inc	1,690
191,872	e	Daio Paper Corp	1,190
138,000		Daiso Co Ltd	387
21,085		DC Chemical Co Ltd	3,384
16,565		Deepak Fertilizers & Petrochemicals Corp Ltd	41
39,269		Deltic Timber Corp	2,563
692,405		Denki Kagaku Kogyo KK	2,146
716,157	*	Detour Gold Corp	19,982
498,515	*,e	Discovery Metals Ltd	662
239,169		Domtar Corp	18,725
23,360		Dongbu Steel Co Ltd	108
5,478		Dongil Industries Co Ltd	260
67,414		Dongjin Semichem Co Ltd	258
67,948		Dongkuk Industries Co Ltd	271
40,600		Dongkuk Steel Mill Co Ltd	591
2,417,000	e	Dongyue Group	1,065
5,198,929		Dow Chemical Co	150,560
456,000	e	Dowa Holdings Co Ltd	3,157
654,072		DRDGOLD Ltd	425
1,295,987		DS Smith plc	3,902
319,249		DSM NV	15,926

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,038,736		Du Pont (E.I.) de Nemours & Co	$152,756
968,336		DuluxGroup Ltd	3,307
138,400	*	Dundee Precious Metals, Inc	1,295
248,646	e	Eagle Materials, Inc	11,502
15,600		Earth Chemical Co Ltd	587
2,522,985	*	Eastern Platinum Ltd	462
916,991		Eastman Chemical Co	52,277
101,421	*	Eco Oro Minerals Corp	95
845,131		Ecolab, Inc	54,772
4,810		EG Corp	208
15,074		EID Parry India Ltd	65
447,802		El Ezz Steel Co	889
921,699		Eldorado Gold Corp	14,054
176,642	*	Elemental Minerals Ltd	107
1,133,655		Elementis plc	4,259
1,703,116		Empresas CMPC S.A.	6,706
11,407	*	EMS-Chemie Holding AG.	2,354
168,200	*,e	Endeavour Mining Corp	380
153,139	*	Endeavour Mining Corp (ADR)	345
239,000	*	Endeavour Silver Corp	2,382
1,181,981		Eregli Demir ve Celik Fabrikalari TAS	1,455
842,994		Eternal Chemical Co Ltd	719
162,200		Eternit S.A.	784
95,300		Eucatex S.A. Industria e Comercio	353
978,801		Eurasian Natural Resources Corp	4,894
570,570		Everlight Chemical Industrial Corp	380
547,694	*	Evolution Mining Ltd	1,096
388,508		Evraz plc	1,551
112,100	*	Exeter Resource Corp	188
1,085,050		Feng Hsin Iron & Steel Co	1,878
116,300		Ferbasa-Ferro Ligas DA Bahia	608
840,290		Ferrexpo plc	2,639
333,507	*	Ferro Corp	1,144
234,500	*	Fertilizantes Heringer S.A.	1,653
323,959		Fibria Celulose S.A.	2,945
3,206,547		Filtrona plc	26,717
251,700	*	First Majestic Silver Corp	5,843
1,303,692	e	First Quantum Minerals Ltd	27,782
2,141,031	e	Fletcher Building Ltd	12,324
192,331	*,e	Flotek Industries, Inc	2,437
862,942		FMC Corp	47,789
5,437,615	*	Focus Minerals Ltd	208
28,690	*	Foosung Co Ltd	168
4,896,403		Formosa Chemicals & Fibre Corp	13,112
5,858,331		Formosa Plastics Corp	16,692
405,000		Formosan Rubber Group, Inc	290
1,227,732		Formosan Union Chemical	751
10,905,157	e	Fortescue Metals Group Ltd	39,096
13,900	*	Fortress Paper Ltd	197
164,400	*	Fortuna Silver Mines, Inc	871
4,928,200	e	Fosun International	2,355
14,300	e	FP Corp	1,126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

225,585	*,e	Franco-Nevada Corp	$13,297
4,368,303		Freeport-McMoRan Copper & Gold, Inc (Class B)	172,897
1,653,446		Fresnillo plc	49,628
58,655		Frutarom Industries Ltd	577
27,453		Fuchs Petrolub AG.	1,642
48,446		Fuchs Petrolub AG. (Preference)	3,069
1,351,000	e	Fufeng Group Ltd	446
53,652		Fuji Seal International, Inc	1,111
18,700		Fujimi, Inc	276
116,000	e	Furukawa-Sky Aluminum Corp	300
14,561,800	e	Fushan International Energy Group Ltd	3,920
69,127		FutureFuel Corp	837
10,974,800	*	G J Steel PCL	50
5,146,900	*	G Steel PCL	57
359,670	*	Gabriel Resources Ltd	765
376,642	*	Gammon Gold, Inc	2,647
148,413	*	Gem Diamonds Ltd	417
240,556	*,e	General Moly, Inc	763
721,371	e	Georgia Gulf Corp	26,128
158,900		Gerdau S.A.	1,249
1,056,102		Gerdau S.A. (Preference)	10,044
997,589	*,e	Gindalbie Metals Ltd	277
19,179		Givaudan S.A.	18,209
265,283		Glatfelter	4,725
477,200	*	Gleichen Resources Ltd	1,029
2,516,045	e	Glencore International AG.	13,975
254,855		Globe Specialty Metals, Inc	3,879
293,517		Gloria Material Technology Corp	283
414,000		Godo Steel Ltd	684
228,507		Godrej Industries Ltd	1,244
1,403,140		Gold Fields Ltd	17,732
191,147	*	Gold Reserve, Inc	619
105,695	e	Gold Resource Corp	2,267
888,759		Goldcorp, Inc	40,808
95,349	*,e	Golden Minerals Co	498
910,735	*,e	Golden Star Resources Ltd	1,794
432,138	*	Golden Star Resources Ltd (Toronto)	866
4,106,418		Goldsun Development & Construction Co Ltd	1,642
805,000		Grand Pacific Petrochemical	436
1,249,429	e	Grange Resources Ltd	341
1,783,176	*	Graphic Packaging Holding Co	10,360
9,424		Grasim Industries Ltd	591
605,755	*	Great Basin Gold Ltd	6
148,000		Great China Metal Industry	167
197,748	*,e	Great Southern Ltd	0	^
539,000		Greatview Aseptic Packaging Co	293
39,478		Greif, Inc (Class A)	1,744
21,372,543	*	G-Resources Group Ltd	919
306,809		Grupo Empresarial Ence S.A.	685
6,329,149		Grupo Mexico S.A. de C.V. (Series B)	20,888
221,700	*	Grupo Simec SAB de C.V.	892
341,652	*,e	Gryphon Minerals Ltd	326

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,607	*	GSE Holding, Inc	$225
26,092	*	Gubre Fabrikalari TAS	184
41,946		Gujarat Flourochemicals	306
94,398		Gujarat Mineral Development Corp Ltd	353
24,544		Gujarat Narmada Valley Fertilizers Co Ltd	40
488,901		Gujarat NRE Coke Ltd	173
177,545		Gujarat State Fertilisers & Chemicals Ltd	269
72,000		Gun-Ei Chemical Industry Co Ltd	186
3,179,452	*,e,m	Gunns Ltd	264
1,584	*,m	Gunns Ltd (Forest)	35
790		Gurit Holding AG.	391
105,742	*	Guyana Goldfields, Inc	357
16,372		H&R WASAG AG.	275
213,281		H.B. Fuller Co	6,543
2,488	*	Hadera Paper Ltd	91
9,860		Hanil Cement Manufacturing	359
21,080		Hansol Chemical Co Ltd	431
123,920		Hansol Paper Co	1,039
111,015		Hanwha Chemical Corp	2,109
118,597		Hanwha Corp	3,670
473,359		Harmony Gold Mining Co Ltd	3,910
172,524	*	Harry Winston Diamond Corp	2,051
35,035	e	Hawkins, Inc	1,456
73,011		Haynes International, Inc	3,808
441,503	*	Headwaters, Inc	2,905
1,084,037	e	Hecla Mining Co	7,100
65,574		HeidelbergCement AG.	3,444
59,607		Hexpol AB (Series B)	2,319
487,432	*	High River Gold Mines Ltd	704
165,914	e	Highland Gold Mining Ltd	309
137,274		Hill & Smith Holdings plc	824
2,241,972		Hindalco Industries Ltd	5,112
221,291		Hitachi Chemical Co Ltd	2,985
38,329	e	Hitachi Metals Ltd	341
365,030	*	Ho Tung Chemical Corp	200
259,735	e	Hochschild Mining plc	2,042
55,190		Hoganas AB (Class B)	1,922
468,929	e	Hokuetsu Paper Mills Ltd	2,318
1,718,496		Holcim Ltd	109,454
60,939		Holmen AB (B Shares)	1,666
19,949		Honam Petrochemical Corp	4,707
2,436,000	*	Honbridge Holdings Ltd	146
156,111	*	Horsehead Holding Corp	1,458
49,000		Hsin Kuang Steel Co Ltd	31
2,822,000	e	Huabao International Holdings Ltd	1,609
615,800	*	Hubei Sanonda Co Ltd	228
38,250		Huchems Fine Chemical Corp	922
324,926		HudBay Minerals, Inc	3,199
199,441		Huhtamaki Oyj	3,182
41,870	*	Hulamin Ltd	19
1,648,000	*,e	Hunan Non-Ferrous Metal Ltd	466
963,750	e	Huntsman Corp	14,389

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,676		Hyosung Corp	$1,653
66,349		Hyundai Hysco	2,801
95,204		Hyundai Steel Co	7,503
587,295		IAMGOLD Corp	9,313
2,073,994	e	Iluka Resources Ltd	21,200
805,764	e	Imdex Ltd	1,366
58,446		Imerys S.A.	3,429
688,173		Impala Platinum Holdings Ltd	11,495
95,600	*	Imperial Metals Corp	1,215
418,990		Impexmetal S.A.	482
2,163,338		Incitec Pivot Ltd	6,643
283,406	e	Independence Group NL	1,230
228,393		India Cements Ltd	410
816,810	*	Indophil Resources NL	262
703,200		Indorama Ventures PCL (ADR)	654
1,595,578		Indorama Ventures PCL (Foreign)	1,490
300,400	*	Industrias CH SAB de C.V.	1,785
241,805	e	Industrias Penoles S.A. de C.V.	11,912
59,502		Inmet Mining Corp	2,828
84,648		Innophos Holdings, Inc	4,105
83,249	*	Innospec, Inc	2,824
994,363	*,e	Integra Mining Ltd	581
125,375		International Flavors & Fragrances, Inc	7,470
1,961,957		International Paper Co	71,259
93,505	*,e	International Tower Hill Mines Ltd	267
536,118	*,e	Intrepid Mines Ltd	257
72,633	*	Intrepid Potash, Inc	1,560
520,465		Inversiones Argos S.A.	5,749
210,707		Inversiones Argos S.A. (Preference)	2,318
1,354,000	*	IRC Ltd	87
1,093,000	*	Ishihara Sangyo Kaisha Ltd	839
1,404,147	*	Ispat Industries Ltd	265
354,198		Israel Chemicals Ltd	4,302
418		Israel Corp Ltd	266
5,220		ISU Chemical Co Ltd	109
96,712	e	Italcementi S.p.A.	510
250,632		Italcementi S.p.A. RNC	655
13,680		Italmobiliare S.p.A.	254
32,796		Italmobiliare S.p.A. RSP	410
223,213	*	Ivanhoe Australia Ltd	156
356,404	*,e	Ivanhoe Mines Ltd	3,034
42,897	*	Izmir Demir Celik Sanayi AS	101
276,100	*,e	Jaguar Mining, Inc (Toronto)	337
200,618		JAI Corp Ltd	240
1,506,104		James Hardie Industries NV	13,527
456,893		Jastrzebska Spolka Weglowa S.A.	13,049
167,945	e	JFE Holdings, Inc	2,212
3,242,000		Jiangxi Copper Co Ltd	8,139
99,092		Jindal Saw Ltd	223
473,052		Jindal Steel & Power Ltd	3,822
218,000	*	Jinshan Gold Mines, Inc	949
734,907		Johnson Matthey plc	28,705

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,900		JSP Corp	$204
300,727	e	JSR Corp	4,921
299,267		JSW Steel Ltd	4,289
503,989	*	Jupiter Mines Ltd	73
96,473		K&S AG.	4,753
2,571,394	*,b,e,m	Kagara Zinc Ltd	27
75,996	e	Kaiser Aluminum Corp	4,437
265,811	e	Kaneka Corp	1,280
1,137,406	*	Kangaroo Resources Ltd	60
435,837	e	Kansai Paint Co Ltd	4,830
56,000	e	Kanto Denka Kogyo Co Ltd	89
187,344	*	Kapstone Paper and Packaging Corp	4,195
452,720		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	345
1,586,240		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	1,035
384		Kartonsan Karton Sanayi	50
949,600	*	Katanga Mining Ltd	415
235,979		Kazakhmys plc	2,648
187,600	*	Keegan Resources, Inc	697
180,231	e	Kemira Oyj	2,514
13,651		Kemrock Industries & Exports Ltd	23
501,939		KGHM Polska Miedz S.A.	23,946
734,400		Kian Joo Can Factory BHD	576
184,857	e	Kingsgate Consolidated Ltd	1,152
395,439		Kingsrose Mining Ltd	480
1,551,792		Kinross Gold Corp	15,879
1,038,500		Kinsteel BHD	122
89,638	*	Kirkland Lake Gold, Inc	1,087
13,620		KISCO Corp	398
15,288		KISWIRE Ltd	465
633,465		Klabin S.A.	3,312
340,087		KME Group S.p.A.	150
35,063	e	KMG Chemicals, Inc	649
54,000		Koatsu Gas Kogyo Co Ltd	307
2,539,998	*,e	Kobe Steel Ltd	2,012
8,750		Kolon Corp	162
42,734		Kolon Industries, Inc	2,363
437		Konya Cimento Sanayii	74
113,331	e	Koppers Holdings, Inc	3,959
16,841		Korea Kumho Petrochemical	1,855
3,109		Korea Petrochemical Ind Co Ltd	180
27,915		Korea Zinc Co Ltd	12,149
785,168		Koza Altin Isletmeleri AS	16,838
613,575	*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,486
63,140	m	KP Chemical Corp	741
3,822		KPX Chemical Co Ltd	168
151,721	*,e	Kraton Polymers LLC	3,960
46,369	e	Kronos Worldwide, Inc	693
57,000	e	Krosaki Harima Corp	151
6,691		Kukdo Chemical Co Ltd	291
163,715	e	Kumba Iron Ore Ltd	9,869

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,000	e	Kumiai Chemical Industry Co Ltd	$274
766,939	e	Kuraray Co Ltd	8,710
163,000		Kureha CORP	649
21,200	e	Kyoei Steel Ltd	374
3,876	*	La Seda de Barcelona S.A.	8
41,800	*	Labrador Iron Mines Holdings Ltd	48
718,220		Lafarge Malayan Cement BHD	2,091
774,211		Lafarge S.A.	41,597
495,100	*,e	Lake Shore Gold Corp	499
103,331	*,e	Landec Corp	1,183
1,043,368		Lanxess AG.	86,667
442,000		Lee & Man Holding Ltd	205
4,651,000	e	Lee & Man Paper Manufacturing Ltd	2,028
621,319		LEE Chang Yung Chem IND Corp	897
16,477	e	Lenzing AG.	1,410
1,426,000	*	Lepanto Consolidated Mining	40
91,598		LG Chem Ltd	27,077
12,585		LG Chem Ltd (Preference)	1,116
32,819		Linde AG.	5,657
460,000		Lingbao Gold Co Ltd	205
385,800		Lingui Development BHD	201
81,000		Lintec Corp	1,478
784,100		Lion Industries Corp BHD	277
761,000	*,e	LionGold Corp Ltd	722
28,854		Lock & Lock Co Ltd	616
137,345	*,e	London Mining plc	327
853,000		Long Chen Paper Co Ltd	233
27,596	e	Lonmin plc	249
1,072,800	*	Loudong General Nice Resources China Holdings Ltd	43
671,100	*	Louisiana-Pacific Corp	8,389
135,407	*	LSB Industries, Inc	5,940
1,590,000	e	Lumena Resources Corp	277
752,681	*	Lundin Mining Corp	3,843
1,390,833	*,e	Lynas Corp Ltd	1,125
1,367,382		LyondellBasell Industries AF S.C.A	70,638
14,285		Madras Cements Ltd	52
120,569	*	MAG. Silver Corp	1,477
90,000		Magnesita Refratarios S.A.	333
4,905		Maharashtra Seamless Ltd	32
227,233		Major Drilling Group International	2,321
3,087		Managem	507
135,077		Mardin Cimento Sanayii	382
112,911	e	Martin Marietta Materials, Inc	9,357
19,675		Maruichi Steel Tube Ltd	420
4,342,227		Masisa S.A.	436
18,136	e	Mayr-Melnhof Karton AG.	1,698
798,853	*,e	McEwen Mining, Inc	3,667
1,042,315		MeadWestvaco Corp	31,895
121,624	e	Mechel Steel Group OAO (ADR)	856
221,455	e	Medusa Mining Ltd	1,381
2,964,930		Merafe Resources Ltd	286
646,300	*,e	Mercator Minerals Ltd	401

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,542	*	Metals USA Holdings Corp	$903
549,742	*	Metals X Ltd	91
483,900		Metalurgica Gerdau S.A.	5,831
222,500		Methanex Corp	6,348
743,325	*	Metminco Ltd	64
1,831,528		Mexichem SAB de C.V.	8,730
43,900	*	Midas Gold Corp	153
959,000	e	Midas Holdings Ltd	326
393,137	*,e	Midway Gold Corp	645
499,229	e	Mincor Resources NL	479
931,238	*,e	Minera Frisco SAB de C.V.	3,934
87,261	*	Mineral Deposits Ltd	529
68,272		Minerals Technologies, Inc	4,843
3,748,000	*,e	Minmetals Resources Ltd	1,427
16,831		Miquel y Costas & Miquel S.A.	447
612,404	*,e	Mirabela Nickel Ltd	271
1,657,613	e	Mitsubishi Chemical Holdings Corp	6,331
316,143		Mitsubishi Gas Chemical Co, Inc	1,586
1,929,172		Mitsubishi Materials Corp	6,070
400,000	*	Mitsubishi Paper Mills Ltd	342
173,000		Mitsubishi Steel Manufacturing Co Ltd	314
711,212	e	Mitsui Chemicals, Inc	1,386
769,000		Mitsui Mining & Smelting Co Ltd	1,628
286,500		Mitsui Mining Co Ltd	363
154,920		Mittal Steel South Africa Ltd	766
744,207	e	MMC Norilsk Nickel (ADR)	11,909
164,200	*	MMX Mineracao e Metalicos S.A.	403
150,299	*,e	Molycorp, Inc	1,728
362,727		Mondi Ltd	3,689
859,845		Mondi plc	8,772
7,011		Monnet Ispat & Energy Ltd	41
3,231,716		Monsanto Co	294,150
53,400		Moorim P&P Co Ltd	190
713,133		Mosaic Co	41,084
2,542,379		Mount Gibson Iron Ltd	1,963
295,267		Mpact Ltd	670
291,772	*,e	M-real Oyj (B Shares)	876
163,676		Myers Industries, Inc	2,557
241,306	*	Mytilineos Holdings S.A.	956
531,194	*,m	Nagarjuna Fertilizers & Chemicals	80
33,830		Namhae Chemical Corp	315
1,068,163		Nampak Ltd	3,670
7,480,057		Nan Ya Plastics Corp	14,958
1,009,953		Nantex Industry Co Ltd	731
110,081	e	Neenah Paper, Inc	3,153
69,600	e	Neturen Co Ltd	429
546,937		Nevsun Resources Ltd	2,565
613,574	*	New Gold, Inc	7,521
30,300	*,e	New Japan Chemical Co Ltd	147
130,082	e	New World Resources plc (A Shares)	557
960,058		Newcrest Mining Ltd	28,860
62,711		NewMarket Corp	15,457

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,037,706		Newmont Mining Corp	$58,122
1,060,000	*	Newton Resources Ltd	105
222,900	*	NGEx Resources, Inc	578
1,440,500		Nickel Asia Corp	603
109,585	e	Nihon Nohyaku Co Ltd	530
59,874		Nihon Parkerizing Co Ltd	910
139,000	e	Nihon Yamamura Glass Co Ltd	333
2,886,000	e	Nine Dragons Paper Holdings Ltd	1,441
115,000		Nippon Denko Co Ltd	292
213,000	e	Nippon Kayaku Co Ltd	2,283
102,000		Nippon Koshuha Steel Co Ltd	102
679,000		Nippon Light Metal Co Ltd	647
273,523		Nippon Paint Co Ltd	2,297
79,553	e	Nippon Paper Group, Inc	936
313,000		Nippon Shokubai Co Ltd	3,501
182,000		Nippon Soda Co Ltd	786
1,442,958	*,e	Nippon Steel Corp	2,955
67,810		Nippon Synthetic Chemical Industry Co Ltd	442
191,000		Nippon Valqua Industries Ltd	524
149,500	*	Nippon Yakin Kogyo Co Ltd	134
183,600	e	Nissan Chemical Industries Ltd	2,048
132,000		Nittetsu Mining Co Ltd	543
355,452		Nitto Denko Corp	16,919
344,921	e	NOF Corp	1,657
182,353	e	Noranda Aluminium Holding Corp	1,220
54,885	*	Norbord, Inc	971
95,693		Norddeutsche Affinerie AG.	5,586
70,282	*	Nordic Mines AB	95
212,674		Norsk Hydro ASA	999
194,022	*,e	North American Palladium Ltd	369
13,010,000	*	North Mining Shares Co Ltd	778
269,910		Northam Platinum Ltd	970
77,963	*,e	Northern Dynasty Minerals	361
205,853	*	Northern Iron Ltd	178
337,432		Northern Star Resources Ltd	415
617,430	*,e	Northland Resources S.A.	453
508,949	*,e	Novagold Resources, Inc	2,842
70,405	f	Novolipetsk Steel (GDR) (purchased 10/07/11, cost $1,874)	1,401
48,405		Novozymes AS	1,335
709,824		Nucor Corp	27,158
436,670	e	Nufarm Ltd	2,746
403,934	e	Nuplex Industries Ltd	963
370,399	e	Nyrstar	2,333
86,450	*	Nyrstar (Strip VVPR)	0	^
124,000	*	Ocean Plastics Co Ltd	126
540,800	*	OceanaGold Corp	1,793
19,400		Ohara, Inc	160
1,688,752	e	OJI Paper Co Ltd	5,139
41,000	*	Okabe Co Ltd	258
94,000		Okamoto Industries, Inc	396
302,431		Olin Corp	6,572

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

34,667		Olympic Steel, Inc	$585
173,651	*,e	OM Group, Inc	3,219
350,588	*,e	OM Holdings Ltd	106
48,314		Omnia Holdings Ltd	726
158,884	*	Omnova Solutions, Inc	1,203
5,230,156	e	OneSteel Ltd	2,932
499,194		Orica Ltd	12,837
11,200		Orient Paper & Industries Ltd	16
750,200		Oriental Union Chemical Corp	852
971		Orissa Minerals Development Co Ltd	835
20,000	e	Osaka Steel Co Ltd	326
639,068	*	Osisko Mining Corp	6,332
1,303,126	e	Outokumpu Oyj	1,395
853,953	*	Owens-Illinois, Inc	16,020
163,597		Oxiana Ltd	1,136
188,507	e	Pacific Metals Co Ltd	641
14,800		Pack Corp	275
356,778		Packaging Corp of America	12,951
43,771		Palabora Mining Co Ltd	469
2,329,426	e	Pan African Resources plc	679
345,862	e	Pan American Silver Corp	7,416
956,084	e	Pan Australian Resources Ltd	3,010
85,539		Papeles y Cartones de Europa S.A.	221
461,457	*,e	Paramount Gold and Silver Corp	1,227
330,812		Park Elektrik Madencilik Sanayi Ve Ticaret AS	1,234
544,263	*,e	Patagonia Gold plc	264
373,349	*	Perilya Ltd	121
577,688	*,e	Perseus Mining Ltd	1,737
281,873		Peter Hambro Mining plc	1,866
506,462	*	Petra Diamonds Ltd	957
4,018,900		Petronas Chemicals Group BHD	8,394
264,041	*,m	Pike River Coal Ltd	0	^
1,137,533		PolyOne Corp	18,849
7,560		Poongsan	166
29,410		Poongsan Corp	922
406,266		Portucel Empresa Produtora de Pasta e Papel S.A.	1,085
115,959		POSCO	37,948
48,800		POSCO M-Tech Co Ltd	335
8,651		POSCO Refractories & Environment Co Ltd	1,192
1,127,272		Potash Corp of Saskatchewan Toronto	48,995
1,125,346		PPG Industries, Inc	129,234
933,311		Praxair, Inc	96,951
160,400	*	Premier Gold Mines Ltd	1,039
303,300		Press Metal BHD	163
96,000	*	Pretium Resources, Inc	1,258
681,011		Pretoria Portland Cement Co Ltd	2,367
34,154		Prism Cement Ltd	36
6,726,000		PT Aneka Tambang Tbk	945
2,327,500	*	PT Barito Pacific Tbk	119
22,947,000	*	PT Darma Henwa Tbk	119
3,659,500		PT Holcim Indonesia Tbk	1,086
3,045,000	*	PT Indah Kiat Pulp and Paper Corp Tbk	324

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,485,300		PT Indocement Tunggal Prakarsa Tbk	$9,503
4,991,500		PT International Nickel Indonesia Tbk	1,529
8,368,500		PT Krakatau Steel Tbk	584
3,255,500	*	PT Polychem Indonesia Tbk	122
7,642,100		PT Semen Gresik Persero Tbk	11,507
4,181,000		PT Timah Tbk	674
2,000,887		PTT Global Chemical PCL	4,090
178,800		PTT Global Chemical PCL (ADR)	365
47,321		Quaker Chemical Corp	2,208
475,848	*,e,m	Qualipak International Holdings Ltd	60
144,200	*	Queenston Mining, Inc	590
93,891		Rain Commodities Ltd	73
102,400	*,e	Rainy River Resources Ltd	602
17,540		Rallis India Ltd	48
332,357	e	Ramelius Resources Ltd	135
98,353		Randgold Resources Ltd	12,099
111,504	e	Rautaruukki Oyj	704
42,000		Recticel S.A.	278
496,640	*	Regis Resources Ltd	2,921
354,446		Reliance Steel & Aluminum Co	18,555
272,767		Rengo Co Ltd	1,253
291,621	*,e	Resolute Forest Products	3,791
2,197,802	*,e	Resolute Mining Ltd	4,401
97,792	*,e	Revett Minerals, Inc	348
161,353	*	Rex Minerals Ltd	100
261,045		Rexam plc	1,837
53,117	e	RHI AG.	1,413
81,738	*	Rio Alto Mining Ltd	433
757,398	e	Rio Tinto Ltd	41,602
2,929,624		Rio Tinto plc	136,987
56,623	e	Rio Tinto plc (ADR)	2,648
163,411		Rock-Tenn Co (Class A)	11,795
216,446		Rockwood Holdings, Inc	10,086
819,200	*	Romarco Minerals, Inc	892
81,850	*	Royal Bafokeng Platinum Ltd	481
215,269	e	Royal Gold, Inc	21,497
361,379		RPC Group plc	2,490
173,824		RPM International, Inc	4,961
137,537	*	RTI International Metals, Inc	3,293
349,400	*,e	Rubicon Minerals Corp	1,311
19,393		Sa des Ciments Vicat	1,040
195,500	*	Sabina Gold & Silver Corp	652
7,659,040	*	Sahaviriya Steel Industries PCL	149
209,000		Sakai Chemical Industry Co Ltd	613
269,929		Sally Malay Mining Ltd	151
6,838		Salzgitter AG.	265
6,309		Sam Kwang Glass Ind Co Ltd	318
25,546		Samsung Fine Chemicals Co Ltd	1,528
142,758		San Fang Chemical Industry Co Ltd	116
414,800	*	San Gold Corp	451
239,713	*,e	Sandfire Resources NL	2,068
81,000		Sanyo Chemical Industries Ltd	417

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

139,000	*,e	Sanyo Special Steel Co Ltd	$429
692,634	*,e	Sappi Ltd	1,981
495,267	*,e	Saracen Mineral Holdings Ltd	253
916,500		Sateri Holdings Ltd	177
320,900		Satipel Industrial S.A.	2,104
235,213		Schmolz + Bickenbach AG.	954
94,182	e	Schnitzer Steel Industries, Inc (Class A)	2,651
159,369		Schweitzer-Mauduit International, Inc	5,258
107,799	e	Scotts Miracle-Gro Co (Class A)	4,686
54,595	*	Seabridge Gold, Inc	1,062
43,506		Seah Besteel Corp	1,488
2,498		SeAH Holdings Corp	224
11,881		SeAH Steel Corp	1,208
1,911,789	e	Sealed Air Corp	29,556
872,000	e	Sekisui Plastics Co Ltd	2,142
819,836	e	SEMAFO, Inc	3,744
126,421		Semapa-Sociedade de Investimento e Gestao	810
181,013		Sensient Technologies Corp	6,654
375,613	*	Sentula Mining Ltd	81
27,948	e	Sequana	57
568,113		Sesa Goa Ltd	1,839
17,000		Sesoda Corp	19
425,295	e,f	Severstal (GDR) (purchased 01/07/11, cost $6,451)	5,335
303,000	e	Shandong Chenming Paper Holdings Ltd	102
303,100		Shandong Chenming Paper Holdings Ltd (Class B)	106
155,400	*	Shanghai Chlor-Alkali Chemical Co Ltd	68
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	100
201,000		Sheng Yu Steel Co Ltd	128
665,360	e	Sherritt International Corp	3,370
657,900		Sherwin-Williams Co	97,967
218,000	*	Shihlin Paper Corp	405
47,000		Shikoku Chemicals Corp	284
498,827		Shin-Etsu Chemical Co Ltd	28,034
60,200		Shin-Etsu Polymer Co Ltd	230
1,855,032		Shinkong Synthetic Fibers Corp	648
259,000		Shiny Chemical Industrial Co Ltd	343
3,738,000	e	Shougang Concord International Enterprises Co Ltd	170
1,710,660	e	Showa Denko KK	2,714
120,000		Siam Cement PCL	1,357
33,800		Siam Cement PCL (ADR)	382
421,400		Siam Cement PCL (Foreign)	5,431
184,645		Sigma-Aldrich Corp	13,289
481,000		Sijia Group Co	105
681		Sika AG.	1,389
122,519		Silgan Holdings, Inc	5,331
210,324	*,e	Silver Lake Resources Ltd	788
108,342	*,e	Silver Standard Resources, Inc	1,743
735,827	e	Silver Wheaton Corp	29,250
390,524	e	Silvercorp Metals, Inc	2,534
122,642	e	Sims Group Ltd	1,213
1,468,000		Sinochem Hong Kong Holding Ltd	286
283,627	*,e	Sino-Forest Corp	3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

878,000		Sinon Corp	$411
8,137,400	e	Sinopec Shanghai Petrochemical Co Ltd	2,084
1,366,171	*	Sirius Minerals plc	496
37,792		SK Chemicals Co Ltd	2,211
24,767		SKC Co Ltd	971
524,350		Smurfit Kappa Group plc	5,279
202,154		Sociedad Quimica y Minera de Chile S.A. (ADR)	12,461
265,203		Sociedad Quimica y Minera de Chile S.A. (Class B)	16,369
3,208		Societe Internationale de Plantations d’Heveas S.A.	273
220,542		Soda Sanayii AS	355
9,872		SODIFF Advanced Materials Co Ltd	388
522,478		Solar Applied Materials Technology Co	679
59,694		Solvay S.A.	6,918
15,770		Songwon Industrial Co Ltd	164
123,160		Sonoco Products Co	3,817
259,351		South Valley Cement	233
385,000		Southeast Cement Co Ltd	176
1,697,615	e	Southern Copper Corp (NY)	58,330
121,045	*,e	Spartech Corp	648
26,951	e	Ssab Svenskt Stal AB (Series A)	192
55,490	*	Ssangyong Cement Industrial Co Ltd	282
1,802,875	*,e	St Barbara Ltd	4,013
17,200		ST Corp	197
329,150	e	Steel Dynamics, Inc	3,696
11,500	e	Stella Chemifa Corp	218
30,343		Stepan Co	2,917
2,703,431		Sterlite Industries India Ltd	5,094
418,289	*	Stillwater Mining Co	4,932
4,828		STO AG.	665
542,161	e	Stora Enso Oyj (R Shares)	3,378
87,300		STP & I PCL	130
782,221	e	Sumitomo Bakelite Co Ltd	2,719
1,513,948	e	Sumitomo Chemical Co Ltd	3,857
1,572,000	e	Sumitomo Light Metal Industries Ltd	1,365
1,424,527		Sumitomo Metal Industries Ltd	2,090
919,830		Sumitomo Metal Mining Co Ltd	11,573
766,193		Sumitomo Osaka Cement Co Ltd	2,723
61,000		Sumitomo Seika Chemicals Co Ltd	218
24,712	e	Sumitomo Titanium Corp	513
308,827	*,e	SunCoke Energy, Inc	4,978
3,011,979	*	Sundance Resources Ltd	1,062
13,211		Supreme Industries Ltd	71
173,855		Symrise AG.	5,894
268,284		Syngenta AG.	100,359
1,357,222		Synthos S.A.	2,420
1,178,200		TA Chen Stainless Pipe	647
1,135		Taekwang Industrial Co Ltd	968
185,910	*,e	Tahoe Resources, Inc	3,785
123,100	*	Tahoe Resources, Inc (Toronto)	2,507
1,781,264		Taiheiyo Cement Corp	3,835
3,973,988		Taiwan Cement Corp	4,904
1,497,500		Taiwan Fertilizer Co Ltd	4,048

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

309,345		Taiwan Hon Chuan Enterprise Co Ltd	$676
155,000		Taiwan Prosperity Chemical Corp	252
175,960		Taiwan Pulp & Paper Corp	57
1,234,000	*	Taiwan Styrene Monomer	421
19,700	e	Taiyo Ink Manufacturing Co Ltd	548
309,560	e	Taiyo Nippon Sanso Corp	1,628
123,000		Takasago International Corp	636
102,000		Takiron Co Ltd	377
478,032	*,e	Talvivaara Mining Co plc	1,164
152,000	*	Tang Eng Iron Works Co Ltd	165
168,229	*	Tanzanian Royalty Exploration Corp	864
289,959	*	Taseko Mines Ltd	962
405,922		Tata Steel Ltd	3,078
2,370,800	*	Tata Steel Thailand PCL	62
13,231		Technosemichem Co Ltd	507
864,703		Teck Cominco Ltd	25,516
7,960,412	e	Teijin Ltd	19,452
36,800		Tenma Corp	380
10,000		Ternium S.A. (ADR)	196
54,544		Tessenderlo Chemie NV	1,529
83,469	*,e	Texas Industries, Inc	3,393
57,210	*	Texas Petrochemicals, Inc	2,335
214,881	*,e	Thompson Creek Metals Co, Inc (Toronto)	612
211,000		Thye Ming Industrial Co Ltd	227
66,042		ThyssenKrupp AG.	1,407
2,942,000		Tiangong International Co Ltd	596
1,255,864	*,e	Tiger Resources Ltd	453
74,561		Tikkurila Oy	1,417
91,356		Titan Cement Co S.A.	1,763
105,679	e	Titanium Metals Corp	1,356
581,000		Toagosei Co Ltd	2,185
40,000	e	Toda Kogyo Corp	142
42,400	e	Toho Titanium Co Ltd	389
169,000	e	Toho Zinc Co Ltd	591
1,035,000		Tokai Carbon Co Ltd	3,154
1,230,000	e	Tokuyama Corp	2,518
126,400	e	Tokyo Ohka Kogyo Co Ltd	2,708
152,796	e	Tokyo Rope Manufacturing Co Ltd	184
135,200		Tokyo Steel Manufacturing Co Ltd	456
1,317,750		Ton Yi Industrial Corp	765
18,613	*	Tong Yang Major Corp	15
434,594	e	Topy Industries Ltd	872
1,072,534	e	Toray Industries, Inc	6,345
685,722	e	Tosoh Corp	1,302
479,000		Toyo Ink Manufacturing Co Ltd	1,714
129,000		Toyo Kohan Co Ltd	377
123,744		Toyo Seikan Kaisha Ltd	1,322
1,555,500		TPI Polene PCL	650
85,568	e	Tredegar Corp	1,518
206,981		Troy Resources NL	1,060
849,035		TSRC Corp	1,876
122,685	*,e	Tubacex S.A.	309

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

127,313	e	Tubos Reunidos S.A.	$311
1,048,676		Tung Ho Steel Enterprise Corp	1,071
1,911,359		UBE Industries Ltd	4,104
206,764		Uflex Ltd	365
20,305	*,e	UFP Technologies, Inc	357
99,992		Ultra Tech Cement Ltd	3,724
397,631	e	Umicore	20,815
34,600		Uniao de Industrias Petroquimicas S.A.	6
9,791		Unid Co Ltd	366
110,000	*	Unipetrol	962
298,272		United Phosphorus Ltd	743
9,825	*	United States Lime & Minerals, Inc	474
174,912	e	United States Steel Corp	3,336
619,000		Universal Cement Corp	312
25,138	*,e	Universal Stainless & Alloy	934
896,625		UPC Technology Corp	492
1,038,109		UPM-Kymmene Oyj	11,772
379,791	f	Uralkali (GDR) (purchased 07/22/11, cost $17,216)	15,762
198,209	*,e	US Antimony Corp	387
75,897	*,e	US Silica Holdings Inc	1,029
48,850		Usha Martin Ltd	23
2,021,987		USI Corp	1,757
438,462		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	2,189
2,544,994		Vale S.A.	45,809
3,436,976		Vale S.A. (Preference)	59,796
522,190		Valspar Corp	29,295
219,351	e	Vedanta Resources plc	3,659
477		Vetropack Holding AG.	848
236,245		Victrex plc	5,055
1,048,300		Vinythai PCL	629
124,807	*	Viohalco S.A.	525
226,432	*,e	Vista Gold Corp	822
155,551	e	Voestalpine AG.	4,663
1,803,136		Volcan Cia Minera S.A.	2,027
316,050	e	Vulcan Materials Co	14,950
4,331	e	Wacker Chemie AG.	278
1,772,772		Walter Energy, Inc	57,544
165,423	e	Wausau Paper Corp	1,532
177,248		Welspun-Gujarat Stahl Ltd	340
2,818,000	e	West China Cement Ltd	491
46,262	e	West Fraser Timber Co Ltd	2,632
479,731	e	Western Areas NL	2,112
344,228	e	Westlake Chemical Corp	25,149
24,410	*,e	WHX Corp	361
1,975,000	e	Winsway Coking Coal Holding Ltd	269
277,832	*	Worthington Industries, Inc	6,018
755,932	*	WR Grace & Co	44,660
262,500		WTK Holdings BHD	89
2,572,200	e	Xingda International Holdings Ltd	806
1,118,000	e	Xinjiang Xinxin Mining Industry Co Ltd	201
500,000		Xiwang Special Steel Co Ltd	81
2,041,092		Xstrata plc	31,663

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

127,137		Xxentria Technology Materials Corp	$234
929,310	e	Yamana Gold, Inc	17,752
12,711		Yamato Kogyo Co Ltd	374
606,388		Yara International ASA	30,449
570,000		Yeun Chyang Industrial Co Ltd	338
1,895,670		Yieh Phui Enterprise	591
2,087,000	e	Yingde Gases	1,842
446,000	e	Yip’s Chemical Holdings Ltd	291
291,000	e	Yodogawa Steel Works Ltd	979
50,460		Youlchon Chemical Co Ltd	391
852,000		Youyuan International Holdings Ltd	218
2,856,285		Yuen Foong Yu Paper Manufacturing Co Ltd	1,217
746,500	*	Yukon-Nevada Gold Corp	232
350,178		Yule Catto & Co plc	940
115,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	230
13,331		Zaklady Azotowe Pulawy S.A.	512
20,300	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	318
476,512	e	Zeon Corp	3,313
83,916		Zep, Inc	1,269
1,395,500	e	Zhaojin Mining Industry Co Ltd	2,528
71,454		Zignago Vetro S.p.A.	423
8,595,000	e	Zijin Mining Group Co Ltd	3,444
99,471	*,e	Zoltek Cos, Inc	765
1,206	*,m	Zuari Holdings Ltd	8

		TOTAL MATERIALS	6,669,073

MEDIA - 3.3%
1,236,351		Aegis Group plc	4,705
89,560		Agora S.A.	209
248,960		Aimia, Inc	3,733
146,979	*	AMC Networks, Inc	6,397
103,936		Antena 3 de Television S.A.	475
575,901	e	APN News & Media Ltd	203
134,934		Arbitron, Inc	5,114
170,172		Arnoldo Mondadori Editore S.p.A.	218
5,931	*,e	Artprice.com	178
40,900		Asatsu-DK, Inc	1,046
107,000	e	Astral Media, Inc	5,244
44,759		Avex Group Holdings, Inc	920
120,265		Axel Springer AG.	5,216
9,630	*,e	Beasley Broadcasting Group, Inc	47
2,264,500		BEC World PCL (Foreign)	5,603
332,720		Belo (A.H.) Corp (Class A)	2,605
4,120,600		Benpres Holdings Corp	548
119,752	*	Borussia Dortmund GmbH & Co KGaA	394
7,432,256		British Sky Broadcasting plc	89,206
249,674		Cablevision Systems Corp (Class A)	3,957
59,456		Cairo Communication S.p.A.	203
120,997		Canal Plus	745
93,776	*	Carmike Cinemas, Inc	1,055
4,195,269		CBS Corp (Class B)	152,414
71,000	*,e	Central European Media Enterprises Ltd (Class A)	474

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

158,636	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	$1,033
257,437	*,e	Charter Communications, Inc	19,326
197,840		Cheil Communications, Inc	4,196
78,978		Chime Communications plc	297
297,424		Cinemark Holdings, Inc	6,671
78,400	e	Cineplex Galaxy Income Fund	2,384
239,744		Cineworld Group plc	966
25,640		CJ CGV Co Ltd	661
25,844	*	CJ E&M Corp	671
50,527		Clear Channel Outdoor Holdings, Inc (Class A)	302
22,982		Cogeco Cable, Inc	872
16,512,638		Comcast Corp (Class A)	590,656
6,400	*,e	COOKPAD, Inc	188
9,548,000	*	Coolpoint Energy Ltd	80
175,957	*,e	Corus Entertainment, Inc	4,093
138,313	*,e	Crown Media Holdings, Inc (Class A)	231
53,087		CTS Eventim AG.	1,579
205,961	*,e	Cumulus Media, Inc (Class A)	564
907	e	CyberAgent, Inc	1,950
187,198	*	Cyfrowy Polsat S.A.	858
111,050		Daekyo Co Ltd	603
54,400		Daiichikosho Co Ltd	1,307
3,674	*,e	Daily Journal Corp	345
754,352		Daily Mail & General Trust	5,872
6,164,808	*	DEN Networks Ltd	20,202
206,442	e	Dentsu, Inc	5,229
6,451	*,e	Dial Global, Inc	17
112,308	*,e	Digital Generation, Inc	1,276
3,293,370	*	DIRECTV	172,769
590,330	*	Discovery Communications, Inc (Class A)	35,201
182,830	*	Discovery Communications, Inc (Class C)	10,246
4,167,393		DISH Network Corp (Class A)	127,564
772,072	*	Dogan Yayin Holding	263
130,376	*,e	DreamWorks Animation SKG, Inc (Class A)	2,507
80,662	*	EM.Sport Media AG.	151
146,655	*,e	Eniro AB	203
87,694	*,e	Entercom Communications Corp (Class A)	602
209,232	e	Entravision Communications Corp (Class A)	280
21,981	*	Eros International Media Ltd	67
1,115,000	*	eSun Holdings Ltd	150
74,636		Euromoney Institutional Investor plc	929
275,595		Eutelsat Communications	8,855
111,439	*	EW Scripps Co (Class A)	1,187
1,157	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	28
37,168	*	Fisher Communications, Inc	1,366
4,040		Fuji Television Network, Inc	6,609
143,000	e	Gakken Co Ltd	373
243		Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	6
572	*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS. - New	13
1,179,305		Gannett Co, Inc	20,933
215,592	e	Gestevision Telecinco S.A.	1,171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,291		GFK AG.	$1,410
68,485	*,e	Global Sources Ltd	449
5,129,527	e	Grupo Televisa S.A.	24,217
369,016		Gruppo Editoriale L’Espresso S.p.A.	383
41,266	e	Hakuhodo DY Holdings, Inc	2,780
160,968	e	Harte-Hanks, Inc	1,116
8,909	*	Hathway Cables and Datacom Pvt Ltd	38
638,234		Havas S.A.	3,286
38,297		Hot Telecommunication System Ltd	362
242,999	*	Hurriyet Gazetecilik AS	109
100,080	*	Hyundai Hy Communications & Network Co	395
6,552,000	*	Imagi International Holdings Ltd	87
461,167	*,e	Independent News & Media plc	82
989,274		Informa plc	6,445
5,353,125		Interpublic Group of Cos, Inc	59,527
46,964		IPSOS	1,502
9,655		Israel Land Development Co Ltd	39
8,028,129		ITV plc	11,476
12,757		Jagran Prakashan Ltd	22
1,187,865	e	JC Decaux S.A.	26,889
4,431,101	e	John Fairfax Holdings Ltd	1,897
60,777		John Wiley & Sons, Inc (Class A)	2,793
168,806	*	Journal Communications, Inc (Class A)	878
1,342		Jupiter Telecommunications Co	1,362
97,559	*	Juventus Football Club S.p.A.	28
214,316	*	Kabel Deutschland Holding AG.	15,299
18,981	e	Kadokawa Holdings, Inc	561
9,512		Kinepolis	943
27,180	*	KT Skylife Co Ltd	748
20,217		Lagardere S.C.A.	552
112,754	*,e	Lamar Advertising Co (Class A)	4,179
922,973	*	Liberty Global, Inc (Class A)	56,071
405,478	*	Liberty Interactive LLC	42,239
150,892	*,e	Lin TV Corp (Class A)	664
311,070	*,e	Lions Gate Entertainment Corp	4,750
614,102	*	Live Nation, Inc	5,287
185,739		M6-Metropole Television	2,533
157,047	*	Madison Square Garden, Inc	6,324
283,300		Major Cineplex Group PCL	173
501,600		Major Cineplex Group PCL (ADR)	307
107,177	e	Martha Stewart Living Omnimedia, Inc (Class A)	329
193,419	*,e	McClatchy Co (Class A)	431
667,229	e	McGraw-Hill Cos, Inc	36,424
454,600		MCOT PCL	439
98,588	e	MDC Partners, Inc	1,217
152,381	e	Mecom Group plc	205
1,202,800		Media Chinese International Ltd	643
77	*,e	Media General, Inc (Class A)	0^
2,565,800		Media Prima BHD	1,947
131,070		Mediaset S.p.A.	247
132,223	e	Meredith Corp	4,628
7,812		Modern Times Group AB (B Shares)	346

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,704	e	Morningstar, Inc	$3,740
654,999		Naspers Ltd (N Shares)	40,624
302,171	e	National CineMedia, Inc	4,947
161,717		Navneet Publications India	178
602,517	*,e	New York Times Co (Class A)	5,881
4,700,730		News Corp (Class A)	115,309
44,539	*	Nexstar Broadcasting Group, Inc (Class A)	473
33,426		NRJ Group	253
1,061,487		Omnicom Group, Inc	54,730
830,000		Oriental Press Group	85
78,060	e	Outdoor Channel Holdings, Inc	568
397,165	e	PagesJaunes Groupe S.A.	738
256,110	*,e	Pandora Media, Inc	2,804
2,225,918		Pearson plc	43,513
3,070,000	e	Phoenix Satellite Television Holdings Ltd	955
1,822,000		Pico Far East Holdings Ltd	432
505,230	*	Premiere AG.	2,025
365,953	*,e	Promotora de Informaciones S.A.	177
414,739		ProSiebenSat.1 Media AG.	10,456
11,600		Proto Corp	182
33,655,000		PT Bhakti Investama Tbk	1,731
100		PT Global MediaCom Tbk	0	^
51,787,900	*	PT MNC Sky Vision Tbk	11,229
378,734		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,064
706,500		PT Surya Citra Media Tbk	812
231,949		Publicis Groupe S.A.	12,974
4,043		PubliGroupe AG.	568
188,457	e	Publishing & Broadcasting Ltd	660
98,436		Quebecor, Inc	3,277
213,601	*,e	RCS MediaGroup S.p.A.	365
117,559	e	REA Group Ltd	1,907
35,717	*,e	ReachLocal, Inc	448
60,186	*,e	Reading International, Inc	355
3,037,950		Reed Elsevier NV	40,519
8,328,950		Reed Elsevier plc	79,735
772,533	e	Regal Entertainment Group (Class A)	10,870
38,316	*	Rentrak Corp	649
215,547		Rightmove plc	5,463
4,652		Roularta Media Group NV	80
14,326	*	Saga Communications, Inc	580
24,038		Salem Communications	126
103,738		Sanoma-WSOY Oyj	931
56,500		Saraiva S.A. Livreiros Editores	641
119,150		SBS Media Holdings Co Ltd	705
118,810	e	Schibsted ASA	4,547
120,251		Scholastic Corp	3,822
887,353		Scripps Networks Interactive (Class A)	54,333
149,788		SES Global S.A.	4,073
715,160	*,e	Shaw Communications, Inc (B Shares)	14,636
104,000	e	Shochiku Co Ltd	1,035
176,267		Sinclair Broadcast Group, Inc (Class A)	1,976

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

397,038	e	Singapore Press Holdings Ltd	$1,314
990,000		SinoMedia Holding Ltd	416
9,941,768	*,e	Sirius XM Radio, Inc	25,849
618,542		Sky Network Television Ltd	2,609
5,729		Sky Perfect Jsat Corp	2,580
15,502	*	SM Entertainment Co	830
2,680,000	*	SMI Corp Ltd	65
149,536	e	Societe Television Francaise 1	1,244
705,424	e	Southern Cross Media Group	734
2,734	*	Spir Communication	61
1,111,983	*	Stroer Out-of-Home Media AG.	11,465
613,718	e	STW Communications Group Ltd	646
124,304		T4F Entretenimento S.A.	865
709,670	*	Telecom Italia Media S.p.A.	166
796,947		Television Broadcasts Ltd	5,884
1,157,017	e,m	Ten Network Holdings Ltd	436
69,807	*	Tera Resource Co Ltd	76
847,860		Thomson Corp	24,469
543,504	e	Thomson Corp (Toronto)	15,712
1,678,244		Time Warner Cable, Inc	159,533
3,111,552		Time Warner, Inc	141,047
296,000		Toei Animation Co Ltd	6,965
415,885		Toei Co Ltd	2,331
92,417	e	Toho Co Ltd	1,699
22,600		Tohokushinsha Film Corp	175
138,600		Tokyo Broadcasting System, Inc	1,449
122,197		Torstar Corp	1,073
100,300		TV Asahi Corp	1,493
2,942,100	e	TV Azteca S.A. de C.V.	2,027
16,800		TV Tokyo Corp	190
76,529		TVN S.A.	166
437,055		United Business Media Ltd	4,951
143,246	*,e	Usen Corp	152
144,081	*,e	Valassis Communications, Inc	3,557
8,329	e	Value Line, Inc	81
3,666,012		Viacom, Inc (Class B)	196,461
1,516,062	e	Virgin Media, Inc	44,633
4,114,000		VODone Ltd	370
9,315,394		Walt Disney Co	487,008
5,148	e	Washington Post Co (Class B)	1,869
1,227,546		West Australian Newspapers Holdings Ltd	1,441
319,383		Wolters Kluwer NV	6,000
44,810	*	Woongjin Holdings Co Ltd	36
29,600		Woongjin Thinkbig Co Ltd	160
98,804	e	World Wrestling Entertainment, Inc (Class A)	795
2,546,807		WPP plc	34,690
4,998	*	YG Entertainment, Inc	429
1,033,556		ZEE Telefilms Ltd	3,819
51,500		Zenrin Co Ltd	686

		TOTAL MEDIA	3,438,757

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
18,156	*,e	AB Science S.A.	$233
8,827,982		Abbott Laboratories	605,245
393,884		Abcam plc	2,561
27,840	*	Ablynx NV	165
228,847	*,e	Achillion Pharmaceuticals, Inc	2,382
227,530	*	Acorda Therapeutics, Inc	5,827
193,705		Acrux Ltd	640
135,090		Actelion Ltd	6,771
49,050	*,e	Active Biotech AB	355
20,264	*,e	Acura Pharmaceuticals, Inc	35
496,915		Adcock Ingram Holdings Ltd	3,534
78,595	*,e	Aegerion Pharmaceuticals, Inc	1,165
155,135	*,e	Affymax, Inc	3,267
574,274	*,e	Affymetrix, Inc	2,487
130,372	*,e	Agenus, Inc	601
1,815,470		Agilent Technologies, Inc	69,804
472,039	*,e	Akorn, Inc	6,240
1,480,746	*	Alexion Pharmaceuticals, Inc	169,397
41,275	*,e	Algeta ASA	1,067
8,779		ALK-Abello AS	565
677,673	*	Alkermes plc	14,062
1,692,776		Allergan, Inc	155,024
170,633	*,e	Alnylam Pharmaceuticals, Inc	3,206
159,419	*,e	AMAG Pharmaceuticals, Inc	2,828
3,717,289		Amgen, Inc	313,443
100,807	*,e	Amicus Therapeutics, Inc	524
76,413	*,e	Ampio Pharmaceuticals, Inc	298
52,639	*,e	Anacor Pharmaceuticals, Inc	346
513,586		Apex Biotechnology Corp	1,295
996,609	*,e	Arena Pharmaceuticals, Inc	8,292
550,524	*	Ariad Pharmaceuticals, Inc	13,336
253,953	*	Arqule, Inc	1,298
302,688	*	Array Biopharma, Inc	1,774
31,000		ASKA Pharmaceutical Co Ltd	162
530,984		Aspen Pharmacare Holdings Ltd	9,137
642,439	e	Astellas Pharma, Inc	32,559
522,300	*	Astex Pharmaceuticals	1,603
440,378		AstraZeneca plc	21,026
810,404	e	AstraZeneca plc (ADR)	38,786
209,884		Aurobindo Pharma Ltd	561
273,876	*	Auxilium Pharmaceuticals, Inc	6,699
480,991	*,e	AVANIR Pharmaceuticals, Inc	1,539
161,103	*,e	AVEO Pharmaceuticals, Inc	1,677
6,116		Bachem Holding AG.	244
11,315	*	Basilea Pharmaceutica	571
30,332	*	Bavarian Nordic AS	259
4,071,182		Bayer AG.	350,078
17,199,208	*	BB Bioventures L.P.	585
39,039	*,e	BG Medicine, Inc	144
104,811		Biocon Ltd	546
181,812	*,e	BioCryst Pharmaceuticals, Inc	771
150,813	*,e	BioDelivery Sciences International, Inc	953

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,974		Biogaia AB (B Shares)	$859
1,332,129	*	Biogen Idec, Inc	198,795
73,472	*,e	BioInvent International AB	25
948,774	*,e	BioMarin Pharmaceuticals, Inc	38,207
46,914	*	Bio-Rad Laboratories, Inc (Class A)	5,007
20,307	*,e	Biospecifics Technologies Corp	394
411,499	*,e	Biota Holdings Ltd	297
6,511		Biotest AG. (Preference)	343
385,090	*	Biotie Therapies Oyj	203
106,779	*,e	Biotime, Inc	448
8,731,910	*	Bioton S.A.	191
378,459		Biovail Corp (Toronto)	20,888
8,494,248	*	Biovitrum AB	47,608
11,865		Boiron S.A.	361
4,090,667		Bristol-Myers Squibb Co	138,060
228,273	*	Bruker BioSciences Corp	2,988
498,521	*,e	BTG plc	2,602
31,972		Bukwang Pharmaceutical Co Ltd	401
217,917	*,e	Cadence Pharmaceuticals, Inc	854
261,210	*,e	Cambrex Corp	3,064
2,920,463	*	Celgene Corp	223,124
265,712	*,e	Celldex Therapeutics, Inc	1,674
146,936		Celltrion, Inc	3,682
8,868	*,e	Cempra, Inc	66
249,890	*,e	Cepheid, Inc	8,624
156,862	*	Charles River Laboratories International, Inc	6,212
11,193	*,e	ChemoCentryx, Inc	130
67,000		China Chemical & Pharmaceutical Co Ltd	48
1,085,000	e	China Medical System Holdings Ltd	566
1,252,000	e	China Pharmaceutical Group Ltd	355
709,000	e	China Shineway Pharmaceutical Group Ltd	1,016
36,370		Chong Kun Dang Pharm Corp	913
19,322		Choongwae Pharma Corp	230
363,483		Chugai Pharmaceutical Co Ltd	7,618
606,109		Cipla Ltd	4,351
980,937		Cipla Medpro South Africa Ltd	784
5,560,000		CK Life Sciences International Holdings, Inc	514
33,517	*	Clal Biotechnology Industries Ltd	94
35,477	*	Clavis Pharma ASA	395
64,638	*,e	Clovis Oncology, Inc	1,322
18,600		CMIC Co Ltd	308
118,213	*,e	Codexis, Inc	358
143,774	*,e	Corcept Therapeutics, Inc	401
52,768	*,e	Cornerstone Therapeutics, Inc	271
78,617	*,e	Coronado Biosciences, Inc	409
69,669	*	Covance, Inc	3,253
966,668		CSL Ltd	45,978
245,091	*	Cubist Pharmaceuticals, Inc	11,686
44,232	*,e	Cumberland Pharmaceuticals, Inc	286
309,019	*,e	Curis, Inc	1,279
194,745	*,e	Cytori Therapeutics, Inc	859
22,558		Daewoong Pharmaceutical Co Ltd	770

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

768,678	e	Daiichi Sankyo Co Ltd	$12,662
266,825	e	Dainippon Sumitomo Pharma Co Ltd	2,932
832,000		Dawnrays Pharmaceutical Holdings Ltd	177
595,485	*,e	Dendreon Corp	2,876
198,792	*,e	Depomed, Inc	1,175
186,617	*	Deva Holding AS	215
163,975	*,e	Discovery Laboratories, Inc	538
8,655		Dong-A Pharmaceutical Co Ltd	812
168,499		Dr Reddy’s Laboratories Ltd	5,237
2,400	*	Durata Therapeutics, Inc	23
109,331	*	Dusa Pharmaceuticals, Inc	742
363,793	*,e	Dyax Corp	946
625,496	*,e	Dynavax Technologies Corp	2,977
12,229		Egis Gyogyszergyar Rt	970
95,153		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	99
322,563	e	Eisai Co Ltd	14,531
77,608	*,e	Elan Corp plc	834
132,080	*	Elan Corp plc (ADR)	1,416
2,948,883		Eli Lilly & Co	139,807
88,923	*	Emergent Biosolutions, Inc	1,264
265,316	*	Endo Pharmaceuticals Holdings, Inc	8,416
122,456	*,e	Endocyte, Inc	1,221
5,745	*,e	Enzo Biochem, Inc	12
167,394	*,e	Enzon Pharmaceuticals, Inc	1,165
133	e	EPS Co Ltd	380
22,484		Eurofins Scientific	3,189
128,488	*,e	Evolutec Group plc	124
134,852	*	Evotec AG.	474
212,617	*,e	Exact Sciences Corp	2,341
621,005	*,e	Exelixis, Inc	2,993
3,060,000	*	Extrawell Pharmaceutical Holdings Ltd	177
382,484	e	FAES FARMA S.A.	667
11,152		FDC Ltd	19
96,743	*,e	Fluidigm Corp	1,645
850,667	*	Forest Laboratories, Inc	30,292
35,682	*,e	Furiex Pharmaceuticals Inc	681
132,000	e	Fuso Pharmaceutical Industries Ltd	449
27,178	*,e	Galapagos NV	570
52,839	*	Genmab AS	662
67,823	*,e	Genomic Health, Inc	2,353
6,752,300	*,e	Genomma Lab Internacional S.A. de C.V.	13,057
124,030		Genus plc	3,030
468,860	*,e	Geron Corp	797
89,695		Gerresheimer AG.	4,691
4,951,698	*	Gilead Sciences, Inc	328,447
5,013,546		GlaxoSmithKline plc	115,726
21,700	*,e	Golf Trust Of America, Inc	162
6,768		Green Cross Corp	1,030
12,000		Green Cross Holdings Corp	177
403,755	*,e	Grifols S.A.	13,345
98,717	*,e	GTx, Inc	452

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

303,769	*,e	Halozyme Therapeutics, Inc	$2,296
25,910	*	Han All Pharmarceutical Co	159
5,240		Handok Pharmaceuticals Co Ltd	61
6,178	*	Hanmi Pharm Co Ltd	519
92,970	*	Harvard Bioscience, Inc	393
12,945		Haw Par Corp Ltd	70
185,928		Hikma Pharmaceuticals plc	2,183
63,731	e	Hisamitsu Pharmaceutical Co, Inc	3,527
70,546	*	Hi-Tech Pharmacal Co, Inc	2,336
168,771	*,e	Horizon Pharma, Inc	586
209,464	*	Hospira, Inc	6,875
3,720,000	e	Hua Han Bio-Pharmaceutical Holdings Ltd	773
332,003	*,e	Idenix Pharmaceuticals, Inc	1,517
3,900		Il Dong Pharmaceutical Co Ltd	27
611,842	*,e	Illumina, Inc	29,491
2,924		Ilsung Pharmaceuticals Co Ltd	223
18,415		Ilyang Pharmaceutical Co Ltd	448
284,304	*,e	ImmunoCellular Therapeutics Ltd	799
311,378	*,e	Immunogen, Inc	4,546
265,789	*,e	Immunomedics, Inc	933
244,789	*	Impax Laboratories, Inc	6,355
248,221	*,e	Incyte Corp	4,480
95,268	*,e	Infinity Pharmaceuticals, Inc	2,244
53,810	*,e	Intercell AG.	127
250,197	*,e	InterMune, Inc	2,244
17,937		Ipca Laboratories Ltd	165
37,753		Ipsen	920
273,799	*,e	Ironwood Pharmaceuticals, Inc	3,499
369,644	*,e	Isis Pharmaceuticals, Inc	5,201
385,505	*	Jazz Pharmaceuticals plc	21,978
19,000		JCR Pharmaceuticals Co Ltd	238
16,630		Jeil Pharmaceutical Co	201
11,375,680		Johnson & Johnson	783,897
223,521	e	Kaken Pharmaceutical Co Ltd	3,337
262,917	*,e	Keryx Biopharmaceuticals, Inc	741
90,597		Kissei Pharmaceutical Co Ltd	1,615
56,785	*	Komipharm International Co Ltd	462
125,100		Kwang Dong Pharmaceutical Co Ltd	486
122,836		Kyorin Co Ltd	3,027
497,187		Kyowa Hakko Kogyo Co Ltd	6,004
71,099	e	Laboratorios Almirall S.A.	554
25,509	e	Laboratorios Farmaceuticos Rovi S.A	170
57,640	*,e	Lannett Co, Inc	278
743,018	*,e	Lexicon Pharmaceuticals, Inc	1,724
18,990	*	LG Life Sciences Ltd	805
331,374	*	Life Technologies Corp	16,198
75,400	*	Ligand Pharmaceuticals, Inc (Class B)	1,293
1,524,000	e	Lijun International Pharmaceutical Holding Ltd	385
175,900		Livzon Pharmaceutical, Inc	429
218,908		Lonza Group AG.	11,458
172,401	*	Luminex Corp	3,351
436,225		Lupin Ltd	4,924

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

407,166	*,e	MannKind Corp	$1,173
98,049	*,e	MAP Pharmaceuticals, Inc	1,527
110,264		Maxygen, Inc	291
508,037		Meda AB (A Shares)	5,146
256,303	*	Medicines Co	6,615
285,893	e	Medicis Pharmaceutical Corp (Class A)	12,371
75,000	*	Medigen Biotechnology Corp	264
8,205	*	Medipost Co Ltd	698
230,890	*	Medivation, Inc	13,013
28,097	*	Medivir AB	323
3,236		Medy-Tox, Inc	227
10,864,455		Merck & Co, Inc	489,986
199,717		Merck KGaA	24,654
1,270	*	Merck Ltd	15
56,234	*,e	Merrimack Pharmaceuticals, Inc	527
164,481	*,e	Mesoblast Ltd	1,137
111,706	*	Mettler-Toledo International, Inc	19,073
82,516	e	Mochida Pharmaceutical Co Ltd	1,020
254,889	*,e	Momenta Pharmaceuticals, Inc	3,714
29,508	*	Morphosys AG.	911
22,167,242	*,a	MPM Bioventures II	3,796
1,783,778	*	Mylan Laboratories, Inc	43,524
128,749	*	Myriad Genetics, Inc	3,475
106,122	*	Nabi Biopharmaceuticals	188
410,052	*,e	Nektar Therapeutics	4,379
278,787	*	Neurocrine Biosciences, Inc	2,225
58,578	*,e	NewLink Genetics Corp	951
38,000		Nichi-iko Pharmaceutical Co Ltd	896
68,000		Nippon Shinyaku Co Ltd	865
44,982	*,e	Novacea, Inc	239
2,982,936		Novartis AG.	182,566
1,554		Novartis India Ltd	20
392,655	*,e	Novavax, Inc	848
581,362		Novo Nordisk AS (Class B)	91,491
313,645	*	NPS Pharmaceuticals, Inc	2,901
152,402	*	Obagi Medical Products, Inc	1,891
118,979	*,e	Omeros Corp	1,118
48,228	*,e	OncoGenex Pharmaceutical, Inc	683
535	*	OncoTherapy Science, Inc	727
192,842	*,e	Oncothyreon, Inc	991
111,295	e	Ono Pharmaceutical Co Ltd	6,848
369,033	*	Onyx Pharmaceuticals, Inc	31,183
385,068	*,e	Opko Health, Inc	1,610
166,613	*,e	Optimer Pharmaceuticals, Inc	2,353
335,002		Orchid Chemicals & Pharmaceuticals Ltd	710
390,377	*,e	Orexigen Therapeutics, Inc	2,229
281,805	e	Orion Oyj (Class B)	6,032
57,476	*,e	Osiris Therapeutics, Inc	635
484,054		Otsuka Holdings KK	15,001
191,627	*,e	Pacific Biosciences of California, Inc	351
68,645	*,e	Pacira Pharmaceuticals, Inc	1,194
152,145	e	Pain Therapeutics, Inc	768

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,300	*	Paladin Labs, Inc	$1,121
186,654	*	Par Pharmaceutical Cos, Inc	9,329
256,404	*	Parexel International Corp	7,887
718,844	e	PDL BioPharma, Inc	5,528
1,788,004		PerkinElmer, Inc	52,691
400,665		Perrigo Co	46,545
44,587,895		Pfizer, Inc	1,108,008
259,848	*,e	Pharmacyclics, Inc	16,760
590,217	*,e	Pharmaxis Ltd	705
33,190	*	Pharmicell Co Ltd	185
35,706	*,e,f	Pharmstandard (GDR) (purchased 05/31/11, cost $841)	507
193,000	*	Phytohealth Corp	370
114,671		Piramal Healthcare Ltd	1,009
142,689	*,e	Pozen, Inc	946
128,906	*	Progenics Pharmaceuticals, Inc	370
335,735		Pronova BioPharma AS	589
10,859,000		PT Kalbe Farma Tbk	5,315
64,000	*	Qiagen N.V.	1,180
547,753	*,e	Qiagen N.V. (NASDAQ)	10,139
273,181	*,e	Questcor Pharmaceuticals, Inc	5,054
186,898		Ranbaxy Laboratories Ltd	1,869
201,176	*,e	Raptor Pharmaceutical Corp	1,119
230,162		Recordati S.p.A.	1,638
226,326	*	Regeneron Pharmaceuticals, Inc	34,551
112,283	*	Repligen Corp	669
55,148	*,e	Repros Therapeutics, Inc	840
16,602		Richter Gedeon Nyrt	2,906
256,292	*,e	Rigel Pharmaceuticals, Inc	2,627
80,430	*	RNL BIO Co Ltd	374
1,271,585		Roche Holding AG.	237,846
489,000		Rohto Pharmaceutical Co Ltd	7,395
37,795	*,e	Sagent Pharmaceuticals	603
161,817	*	Salix Pharmaceuticals Ltd	6,851
200,371	*,e	Sangamo Biosciences, Inc	1,218
2,937,102		Sanofi-Aventis	251,347
371,894	*	Santarus, Inc	3,302
78,569		Santen Pharmaceutical Co Ltd	3,604
18,600	e	Sawai Pharmaceutical Co Ltd	2,158
4,722		Schweizerhall Holding AG.	552
203,985	*,e	Sciclone Pharmaceuticals, Inc	1,132
351,532	*,e	Seattle Genetics, Inc	9,474
6,696	*	Seegene, Inc	459
153,800		Seikagaku Corp	1,776
410,601	*,e	Sequenom, Inc	1,449
318,000		Shandong Luoxin Pharmacy Stock Co Ltd	242
585,847	e	Shionogi & Co Ltd	8,928
1,114,944		Shire Ltd	32,889
58,000		Shire plc (ADR)	5,145
7,336		Siegfried Holding AG.	897
133,602	*,e	SIGA Technologies, Inc	428
3,573,000	e	Sihuan Pharmaceutical Holdings	1,297
5,080,000	e	Sino Biopharmaceutical	1,866

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,254,176	*,a	Skyline Venture Fund II Ltd	$246
976,029	*	Skyline Venture Fund III Ltd	96
264,747	*,e	Spectrum Pharmaceuticals, Inc	3,098
80,894		Stada Arzneimittel AG.	2,357
5,318		Stallergenes	315
350,100		Standard Chemical & Pharma	315
273,260	*,e	Starpharma Holdings Ltd	424
219,321		Strides Arcolab Ltd	3,660
52,702	*,e	Sucampo Pharmaceuticals, Inc (Class A)	265
127,373	*	Sun Pharmaceutical Industries Ltd	193
757,645		Sun Pharmaceuticals Industries Ltd	9,969
93,356	*,e	Sunesis Pharmaceuticals, Inc	527
8,932	*,e	Supernus Pharmaceuticals, Inc	103
54,392	*	Synageva BioPharma Corp	2,906
218,307	*,e	Synergy Pharmaceuticals, Inc	1,044
125,989	*,e	Synta Pharmaceuticals Corp	960
79,500	e	Taisho Pharmaceutical Holdings Co Ltd	6,466
46,400	e	Takara Bio, Inc	274
1,148,975	e	Takeda Pharmaceutical Co Ltd	52,862
659,800		Tanabe Seiyaku Co Ltd	10,013
134,741	*,e	Targacept, Inc	659
14,937		Tecan Group AG.	1,085
96,523		Techne Corp	6,944
10,100	*	TESARO, Inc	144
514,640		Teva Pharmaceutical Industries Ltd	21,244
4,830,297		Teva Pharmaceutical Industries Ltd (ADR)	200,023
224,679	*,e	Theravance, Inc	5,821
1,186,609		Thermo Electron Corp	69,807
307,259	*,e	Threshold Pharmaceuticals, Inc	2,225
37,897	*	ThromboGenics NV	1,521
472,000	e	Tong Ren Tang Technologies Co Ltd	881
25,700		Torii Pharmaceutical Co Ltd	560
3,100		Torrent Pharmaceuticals Ltd	41
9,900	e	Towa Pharmaceutical Co Ltd	661
22,411	*,e	Transgene S.A.	257
141,674	*,e,m	Trius Therapeutics, Inc	826
172,233	e	Tsumura & Co	5,389
180,139		TTY Biopharm Co Ltd	731
674,116		UCB S.A.	37,096
6,460		Unichem Laboratories Ltd	24
1,325,500	e	United Laboratories Ltd	634
75,470	*	United Therapeutics Corp	4,217
463,879	*,e	Vanda Pharmaceuticals, Inc	1,869
445,681	*,e	Vectura Group plc	623
80,700	*,e	Ventrus Biosciences, Inc	289
14,648	*,e	Verastem, Inc	138
1,439,335	*,e	Vertex Pharmaceuticals, Inc	80,531
290,191	*,e	Vical, Inc	1,254
7,317		Virbac S.A.	1,266
12,806	*	ViroMed Co Ltd	366
979,169	*	Viropharma, Inc	29,590
368,679	*,e	Vivus, Inc	6,570

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,406,235		Warner Chilcott plc	$32,484
273,873	*,e	Waters Corp	22,822
1,093,175	*	Watson Pharmaceuticals, Inc	93,095
528,000		Winteam Pharmaceutical Group Ltd	101
53,870	*	Wockhardt Ltd	1,317
162,578	*,e	Xenoport, Inc	1,863
436,658	*,e	XOMA Corp	1,611
11,159		Yuhan Corp	1,535
214,410	*	Yungjin Pharmaceutical Co Ltd	356
170,000		YungShin Global Holding Corp	247
215,313	*,e	Zeltia S.A.	403
32,000		Zeria Pharmaceutical Co Ltd	583
232,351	*,e	ZIOPHARM Oncology, Inc	1,266
134,991	*,e	Zogenix, Inc	359

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,965,150

REAL ESTATE - 3.5%
356,341	e	Abacus Property Group	717
161,556		Acadia Realty Trust	4,010
212,366		Acucap Properties Ltd	1,189
5,951	*	Advance Residence Investment Corp	12,523
79,355		Aeon Mall Co Ltd	1,938
104,295	*	Africa Israel Investments Ltd	187
14,138	*	Africa Israel Properties Ltd	99
126,367		AG Mortgage Investment Trust	3,049
4,080,000	e	Agile Property Holdings Ltd	4,560
66,662		Agree Realty Corp	1,699
669,104		AIMS AMP Capital Industrial REIT	768
59,965	*	Airport City Ltd	272
57,500		Airport Facilities Co Ltd	263
39,438		Akmerkez Gayrimenkul Yatirim Ortakligi AS	409
200,823	*	Alexander & Baldwin, Inc	5,930
7,467		Alexander’s, Inc	3,192
149,607		Alexandria Real Estate Equities, Inc	10,999
366,484		Aliansce Shopping Centers S.A.	3,974
1,804,680	e	Allan Gray Property Trust	1,754
13,968,693	e	Allco Commercial Real Estate Investment Trust	13,344
35,217		Allied Properties Real Estate Investment Trust	1,145
24,971		Allreal Holding AG.	3,664
160,186		Alony Hetz Properties & Investments Ltd	751
5,797	*	AL-ROV Israel Ltd	115
6,102		Alrov Properties and Lodgings Ltd	95
355,487		Alstria Office REIT-AG.	4,162
3,626,200		Amata Corp PCL (Foreign)	1,964
1,285,107		AMB Property Corp	45,017
3,762,676	*	Amer Group Holding	483
144,154		American Assets Trust, Inc	3,862
286,196		American Campus Communities, Inc	12,558
1,678,837		American Capital Agency Corp	58,071
142,468		American Capital Mortgage, Inc	3,580
651,604	*	American Realty Capital Trust, Inc	7,643
2,395,104		American Tower Corp	170,987

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

116,591		Amot Investments Ltd	$260
1,245,792		AMP NZ Office Trust	1,011
12,900	*	AmREIT, Inc (Class B)	191
295,159		Anant Raj Industries Ltd	400
14,511		ANF Immobilier	597
3,413,914		Annaly Capital Management, Inc	57,490
492,407		Anworth Mortgage Asset Corp	3,348
229,021		Apartment Investment & Management Co (Class A)	5,952
123,352		Apollo Commercial Real Estate Finance, Inc	2,139
28,268		Ares Commercial Real Estate Corp	482
1,055,460	*	ARMOUR Residential REIT, Inc	8,085
160,351		Artis Real Estate Investment Trust	2,672
719,000		Ascendas India Trust	447
3,407,619	e	Ascendas Real Estate Investment Trust	6,675
1,676,586	e	Ascott Residence Trust	1,712
185,852		Ashford Hospitality Trust, Inc	1,561
4,030,100		Asian Property Development PCL (Foreign)	1,183
782,112	e	Aspen Group	138
245,626		Associated Estates Realty Corp	3,724
425,652		Atrium European Real Estate Ltd	2,223
750,488		Australand Property Group	2,283
60,054	*,e	AV Homes, Inc	891
465,219		AvalonBay Communities, Inc	63,265
9,767,623		Ayala Land, Inc	5,581
74,082		Babcock & Brown Japan Property Trust	220
9,897,400	*	Bangkokland PCL	402
1,561		Bayside Land Corp	295
23,759		Befimmo SCA Sicafi	1,402
2,582,000	e	Beijing Capital Land Ltd	737
1,194,000	e	Beijing North Star Co	211
4,690,950	*	Belle Corp	559
1,301,413		Beni Stabili S.p.A.	686
216,875		Big Yellow Group plc	1,101
190,588		BioMed Realty Trust, Inc	3,568
752	*	BLife Investment Corp	5,691
79,731		Boardwalk Real Estate Investment Trust	5,271
764,153		Boston Properties, Inc	84,523
998,256		BR Malls Participacoes S.A.	13,862
754,511		BR Properties S.A.	9,844
174,338		Brandywine Realty Trust	2,125
376,000		Brasil Brokers Participacoes S.A.	1,324
102,114		BRE Properties, Inc (Class A)	4,788
752,260		British Land Co plc	6,354
609,478		Brookfield Asset Management, Inc	21,041
8,985	*	Brookfield Multiplex Group	703
45,000		Brookfield Office Properties, Inc	745
784,356	e	Brookfield Office Properties, Inc (Toronto)	13,037
492,659		Bunnings Warehouse Property Trust	1,016
12,444,188	e	C C Land Holdings Ltd	2,642
111,543		CA Immobilien Anlagen AG.	1,228
1,486,000		Cache Logistics Trust	1,511
104,075		Calloway Real Estate Investment Trust	3,162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,216,188	e	Cambridge Industrial Trust	$634
147,935		Camden Property Trust	9,540
151,375		Campus Crest Communities, Inc	1,635
95,791		Canadian Apartment Properties REIT	2,423
85,156		Canadian Real Estate Investment Trust	3,640
5,023,974	e	CapitaCommercial Trust	6,104
1,012,482		Capital & Counties Properties	3,566
242,891		Capital Lease Funding, Inc	1,256
2,635,334		Capital Property Fund	3,353
1,696,404		CapitaLand Ltd	4,370
548,197		CapitaMall Trust	899
1,700,480		CapitaMalls Asia Ltd	2,276
432,100		CapitaMalls Malaysia Trust	250
880,000		CapitaRetail China Trust	1,049
335,931		Capstead Mortgage Corp	4,532
352,813		Castellum AB	4,779
3,447,000		Cathay Real Estate Development Co Ltd	1,653
283,565		CBL & Associates Properties, Inc	6,051
969,618	*,e	CBRE Group, Inc	17,851
1,686,000		CDL Hospitality Trusts	2,787
222,161		Cedar Shopping Centers, Inc	1,173
1,367,000		Central China Real Estate Ltd	334
98,000		Central Pattana PCL (Foreign)	190
2,575	*,m	Centro Properties Group	0	^
960,285		Centro Retail Australia (REIT)	2,082
1,669,436		CFS Gandel Retail Trust	3,331
953,000		CH Karnchang PCL	263
273,972		Challenger Diversified Property Group	648
3,922,636	e	Champion Real Estate Investment Trust	1,787
308,539		Charter Hall Group	917
164,700		Chartwell Seniors Housing Real Estate Investment Trust	1,707
49,687		Chatham Lodging Trust	690
180,120		Chesapeake Lodging Trust	3,579
5,795,201		Cheuk Nang Holdings Ltd	2,862
1,560,607		Cheung Kong Holdings Ltd	22,798
6,140,115		Chimera Investment Corp	16,640
2,003,000		China Aoyuan Property Group Ltd	255
2,092,000		China Chengtong Development Group Ltd	77
11,660,470	*	China New Town Development Co Ltd	473
8,531,800	e	China Overseas Land & Investment Ltd	21,502
652,000	*	China Properties Group Ltd	194
3,288,000	e	China Resources Land Ltd	7,188
2,311,000		China SCE Property Holdings Ltd	501
6,556,000	e	China South City Holdings Ltd	928
2,177,420		China Vanke Co Ltd	2,729
335,500		Chinese Estates Holdings Ltd	475
207,080		Chong Hong Construction Co	511
182,619		City Developments Ltd	1,738
240,670	e	Citycon Oyj	723
21,485		Cofinimmo	2,386
26,001	*	Colonia Real Estate AG.	127
346,236		Colonial Properties Trust	7,288

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

217,400		Colony Financial, Inc	$4,235
64,398		Cominar Real Estate Investment Trust	1,580
6,244,388		Commonwealth Property Office Fund	6,690
19,520	e	Consolidated-Tomoka Land Co	642
91,624	e	Conwert Immobilien Invest AG.	1,025
133,401		Coresite Realty	3,594
19,185		Corio NV	816
148,933		Corporate Office Properties Trust	3,570
14,139,082		Country Garden Holdings Co Ltd	5,482
346,116		Cousins Properties, Inc	2,748
2,152		Crescendo Investment Corp	1,452
285,901		CreXus Investment Corp	3,091
24,000		Crombie Real Estate Investment Trust	371
12,860,642		CSI Properties Ltd	540
679,862		CubeSmart	8,750
663,221		CYS Investments, Inc	9,345
1,651	e	DA Office Investment Corp	5,474
75,100		Daibiru Corp	620
689,000		Daikyo, Inc	1,733
2,045,900		Daiman Development BHD	1,252
173,565	e	Daito Trust Construction Co Ltd	17,423
923,879		Daiwa House Industry Co Ltd	13,387
3,206,744		DB RREEF Trust	3,153
1,016,358		DCT Industrial Trust, Inc	6,576
1,451,517		DDR Corp	22,295
409,483		Delta Corp Ltd	546
158,078		Derwent London plc	5,000
124,307		Deutsche Euroshop AG.	4,639
181,667		Deutsche Wohnen AG.	3,194
214,130		Development Securities plc	582
1,056,449		DiamondRock Hospitality Co	10,174
72,060		DIC Asset AG.	681
492,862		Digital Realty Trust, Inc	34,426
10,195,341		DLF Ltd	44,928
178,108		Douglas Emmett, Inc	4,109
70,776		Douja Promotion Groupe Addoha S.A.	524
571,437		Duke Realty Corp	8,400
24,500		Dundee International Real Estate Investment Trust	274
56,394		Dundee Real Estate Investment Trust	2,160
223,178		DuPont Fabros Technology, Inc	5,635
197,354		Dynex Capital, Inc	2,122
1,169,800		Eastern & Oriental BHD	630
148,819		EastGroup Properties, Inc	7,917
428,551		Education Realty Trust, Inc	4,671
751,724		Emira Property Fund	1,210
2,823,252		Emlak Konut Gayrimenkul Yatiri	3,948
2,590,666		Emperor International Holdings	642
192,211		Entertainment Properties Trust	8,540
166,429		Equity Lifestyle Properties, Inc	11,337
199,766		Equity One, Inc	4,207
1,143,254		Equity Residential	65,771

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

58,255		Essex Property Trust, Inc	$8,636
24,341		Eurobank Properties Real Estate Investment Co	150
59,453		Eurocommercial Properties NV	2,252
7,922,000	e	Evergrande Real Estate Group	3,103
122,807		Excel Trust, Inc	1,402
651,804		Extra Space Storage, Inc	21,672
198,645		Fabege AB	1,893
5,380,500		Fantasia Holdings Group Co Ltd	518
382,700		Farglory Land Development Co Ltd	715
91,274	*	Fastighets AB Balder	502
335,644		Federal Realty Investment Trust	35,343
467,412	*	FelCor Lodging Trust, Inc	2,216
610,500	e	Fibra Uno Administracion S.A. de C.V.	1,381
17,839,000		Filinvest Land, Inc	581
111,980		First Capital Realty, Inc	2,140
490,440	*	First Industrial Realty Trust, Inc	6,444
186,206		First Potomac Realty Trust	2,398
585,000		First Real Estate Investment Trust	500
45,010	*,e	FirstService Corp	1,280
1,748,426	e	FKP Property Group	450
4,925		Fonciere Des Regions	370
1,031,168	*	Forest City Enterprises, Inc (Class A)	16,344
141,627	*	Forestar Real Estate Group, Inc	2,360
261,358		Franklin Street Properties Corp	2,893
6,077,200	e	Franshion Properties China Ltd	1,848
1,128,000	e	Frasers Centrepoint Trust	1,660
459	*	Frontier Real Estate Investment Corp	4,019
232	*	Fukuoka REIT Corp	1,690
137,120	*,e	GAGFAH S.A.	1,399
194,007		Gazit Globe Ltd	2,121
14,926		Gazit, Inc	311
4,376		Gecina S.A.	448
1,977,889		General Growth Properties, Inc	38,529
69,900	*	General Shopping Brasil S.A.	365
93,784		Getty Realty Corp	1,683
40,725		Gladstone Commercial Corp	744
759,142		Glimcher Realty Trust	8,024
1,412,929		Global Logistic Properties	2,880
267		Global One Real Estate Investment Corp	1,621
4,153,000	*	Global-Estate Resorts, Inc	185
136,993	*	Globe Trade Centre S.A.	319
4,030,000	*,e	Glorious Property Holdings Ltd	611
500,024	f	Gold Wheaton Gold Corp (GDR) (purchased 05/04/12, cost $2,498)	2,331
34,280	e	Goldcrest Co Ltd	529
1,082,780	e	Goodman Property Trust	915
220,358		Government Properties Income Trust	5,156
907,654		GPT Group (ASE)	3,191
975,275		Grainger plc	1,699
166,957	*	Gramercy Capital Corp	503
656,627	e	Great Eagle Holdings Ltd	1,994
930,294		Great Portland Estates plc	6,783

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

210,400	*	Greattown Holdings Ltd	$73
1,235,000	e	Greentown China Holdings Ltd	1,333
2,995,069		Growthpoint Properties Ltd	8,970
96,305		GSW Immobilien AG.	3,576
19,902,400	e	Guangzhou Investment Co Ltd	5,028
4,091,536	e	Guangzhou R&F Properties Co Ltd	4,683
4,440	*	Gyrodyne Co of America, Inc	482
1,198,000	e	GZI Real Estate Investment Trust	585
139,114		H&R Real Estate Investment Trust	3,565
42,939		Hamborner AG.	382
2,357,962		Hammerson plc	17,211
319,622		Hang Lung Group Ltd	2,018
3,707,071		Hang Lung Properties Ltd	12,622
165		Hankyu Reit, Inc	815
1,515,513		Hansteen Holdings plc	1,919
221,017		Hatteras Financial Corp	6,230
1,141,242		HCP, Inc	50,762
816,172		Health Care REIT, Inc	47,134
348,515		Healthcare Realty Trust, Inc	8,033
97,800		Heiwa Real Estate Co Ltd	1,125
153,768		Helical Bar plc	466
14,816		Heliopolis Housing	55
4,403,800		Hemaraj Land and Development PCL	451
1,264,150		Henderson Land Development Co Ltd	9,053
856,188		Hersha Hospitality Trust	4,195
489,000		Highwealth Construction Corp	819
268,622		Highwoods Properties, Inc	8,762
1,044,000		HKR International Ltd	454
376,000	e	Ho Bee Investment Ltd	467
76,569		Home Properties, Inc	4,691
290,000		Hongkong Land Holdings Ltd	1,738
1,246,000	*,e	Hopson Development Holdings Ltd	927
252,245		Hospitality Properties Trust	5,998
2,009,131		Host Marriott Corp	32,247
656,570	*	Housing Development & Infrastruture Ltd	1,206
63,167	*	Howard Hughes Corp	4,488
102,385		HRPT Properties Trust	1,491
358,235		Huaku Development Co Ltd	862
154,000		Huang Hsiang Construction Co	408
129,863		Hudson Pacific Properties	2,402
270,212		Hufvudstaden AB (Series A)	3,354
1,002,362		Hung Poo Real Estate Development Corp	1,009
952,000		Hung Sheng Construction Co Ltd	550
150,879		Hyprop Investments Ltd	1,298
612,090		Hysan Development Co Ltd	2,779
17,000	e	Icade	1,385
2,440	*	Ichigo Real Estate Investment Corp	1,278
1,237,490		IGB Corp BHD	937
58,300		Iguatemi Empresa de Shopping Centers S.A.	1,490
20,000	e	Iida Home Max	186
1,452,000		IJM Land BHD	1,009
387,855		Immobiliare Grande Distribuzione	346

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

438,505	e	IMMOFINANZ Immobilien Anlagen AG.	$1,593
700,444		Indiabulls Real Estate Ltd	764
330	e	Industrial & Infrastructure Fund Investment Corp	2,506
122,941		Industrial Buildings Corp	145
1,622,002	e	ING Office Fund	4,847
283,997		Inland Real Estate Corp	2,343
130,983		InnVest Real Estate Investment Trust	697
1,940		Intershop Holdings	671
9,356		Intervest Offices	211
451,732		Invesco Mortgage Capital, Inc	9,093
431,202		Investors Real Estate Trust	3,566
1,100,963		Is Gayrimenkul Yatirim Ortakligi AS	822
289,573	*	iStar Financial, Inc	2,398
181,317	*,e	IVG Immobilien AG.	415
815		Japan Excellent, Inc	4,494
3,547	*	Japan Hotel REIT Investment Corp	998
265	*	Japan Logistics Fund Inc	2,453
2,354		Japan Prime Realty Investment Corp	7,097
347	*	Japan Real Estate Investment Corp	3,492
1,792		Japan Rental Housing Investments, Inc	988
4,199	*,e	Japan Retail Fund Investment Corp	7,497
63,666		Jerusalem Economy Ltd	290
13,650	*	Jerusalem Oil Exploration	213
352,500		JHSF Participacoes S.A.	1,321
1,727,996		Jiangsu Future Land Co Ltd	1,044
1,171	e	Joint Reit Investment Corp	5,301
276,759		Jones Lang LaSalle, Inc	21,131
3,018,629		K Wah International Holdings Ltd	1,434
3,020,000	*,e	Kaisa Group Holdings Ltd	547
228,480		KEE TAI Properties Co Ltd	138
3,798		Kenedix Realty Investment Corp	13,657
20,938	*	Kenedix, Inc	2,430
146,743	e	Kennedy-Wilson Holdings, Inc	2,050
2,904,546	e	Keppel Land Ltd	8,358
2,264,640	e	Kerry Properties Ltd	11,420
58,900	e	Killam Properties, Inc	782
90,841		Kilroy Realty Corp	4,068
1,341,629		Kimco Realty Corp	27,195
109,000		Kindom Construction Co	77
476,280		King’s Town Construction Co Ltd	504
195,286		Kite Realty Group Trust	996
1,170,979	e	Kiwi Income Property Trust	1,077
2,183,278		KLCC Property Holdings BHD	4,157
40,824		Klepierre	1,430
223,988		Klovern AB	882
4,116	*	Klovern AB (Pref)	88
110,636	*	Korea Real Estate Investment Trust Co	114
3,125,130	e	Kowloon Development Co Ltd	3,584
981,799	e	K-REIT Asia	947
203,954		Kungsleden AB	1,155
470,000		Kuoyang Construction Co Ltd	246
6,536,000	e	KWG Property Holding Ltd	3,601

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,846,000		Lai Fung Holdings Ltd	$1,474
11,088,250	*	Lai Sun Development	255
272,719		Land Securities Group plc	3,361
424,707		LaSalle Hotel Properties	11,335
39,110	*	LC Corp S.A.	15
1,727		Leasinvest Real Estate SCA	146
1,108,134	e	Lend Lease Corp Ltd	8,976
186,011	*,e	Leopalace21 Corp	559
438,488		Lexington Corporate Properties Trust	4,236
141,208	e	Liberty International plc	748
126,469		Liberty Property Trust	4,583
2,797,410		Link Real Estate Investment Trust	13,249
2,015,000	e	Lippo-Mapletree Indonesia Retail Trust	746
650,727		London & Stamford Property plc	1,209
391,000		Long Bon International Co Ltd	258
2,162,000	e	Longfor Properties Co Ltd	3,327
1,782,000		LPN Development PCL	1,088
2,045,100		LPN Development PCL (ADR)	1,249
63,700		LPS Brasil Consultoria de Imoveis S.A.	1,147
199,335		LTC Properties, Inc	6,349
338,686		Macerich Co	19,383
519,811		Mack-Cali Realty Corp	13,827
369,288		Macquarie CountryWide Trust	1,310
1,019,903		Macquarie Goodman Group	4,169
2,260,590	e	Macquarie MEAG Prime REIT	1,409
1,134,300		Mah Sing Group BHD	781
35,779	*,e,m	Mapeley Ltd	117
1,359,000	e	Mapletree Commercial Trust	1,295
2,841,016		Mapletree Industrial Trust	3,260
1,846,523	e	Mapletree Logistics Trust	1,689
505,449		Medical Properties Trust, Inc	5,282
14,884	*	Medinet Nasr Housing	58
60,432,800		Megaworld Corp	3,217
19,346		Melisron Ltd	322
42,916	e	Mercialys S.A	885
338,350		Metric Property Investments plc	508
803,688		MFA Mortgage Investments, Inc	6,831
914		MID Reit, Inc	2,391
111,150		Mid-America Apartment Communities, Inc	7,259
1,792,929		Midland Holdings Ltd	1,062
2,744,000		Minmetals Land Ltd	330
4,578,225		Mirvac Group	6,771
301,248		Mission West Properties, Inc	2,621
1,150,837		Mitsubishi Estate Co Ltd	22,004
1,404,322		Mitsui Fudosan Co Ltd	28,062
13,915		Mobimo Holding AG.	3,191
215,378		Monmouth Real Estate Investment Corp (Class A)	2,410
38,521		Morguard Real Estate Investment Trust	701
1,004	e	Mori Hills REIT Investment Corp	4,890
256		Mori Trust Sogo Reit, Inc	2,294
182,216		Multiplan Empreendimentos Imobiliarios S.A.	5,365
383,600		Naim Holdings BHD	223

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

104,957		National Health Investors, Inc	$5,399
347,172		National Retail Properties, Inc	10,589
1,718,000	*,e	Neo-China Land Group Holdings Ltd	260
4,856,666	e	New World China Land Ltd	1,870
9,727,080		New World Development Ltd	14,989
96,665		New York Mortgage Trust, Inc	681
89,607	e	Nieuwe Steen Investments NV	734
248		Nippon Accommodations Fund, Inc	1,706
400		Nippon Building Fund, Inc	4,312
38,234	*	Nitsba Holdings 1995 Ltd	303
72,029		Nomura Real Estate Holdings, Inc	1,263
256		Nomura Real Estate Office Fund, Inc	1,604
347	*	Nomura Real Estate Residential Fund, Inc	2,007
18,469		Northern Property Real Estate Investment Trust	590
633,766		NorthStar Realty Finance Corp	4,031
28,100		NorthWest Healthcare Properties Real Estate Investment Trust	374
609,888		Norwegian Property ASA	937
175,491		NRDC Acquisition Corp	2,259
3,693		NTT Urban Development Corp	2,997
480,052		Omega Healthcare Investors, Inc	10,912
60,555		One Liberty Properties, Inc	1,129
411	*	Orix JREIT, Inc	2,008
825,654	*	Palm Hills Developments SAE	406
140,920		Paramount Corp BHD	69
514,000		Parkway Life Real Estate Investment Trust	831
76,840		Parkway Properties, Inc	1,027
1,250,624		Parque Arauco S.A	2,579
358,802	*	Parsvnath Developers Ltd	273
41,793	*	Patrizia Immobilien AG.	239
346,500		Pavilion Real Estate Investment Trust	159
369,637		PAZ Corp S.A.	205
262,111		Pebblebrook Hotel Trust	6,131
212,198		Pennsylvania Real Estate Investment Trust	3,365
289,465		Pennymac Mortgage Investment Trust	6,765
1,114,000	e	Perennial China Retail Trust	448
730,567		Phoenix Mills Ltd	2,732
209,834		Piedmont Office Realty Trust, Inc	3,639
815,080	*,e	Pirelli & C Real Estate S.p.A.	102
356,252		Plum Creek Timber Co, Inc	15,618
3,037,000	e	Poly Hong Kong Investment Ltd	1,617
7,091,160		Polytec Asset Holdings Ltd	692
82,346		Post Properties, Inc	3,949
328,340		Potlatch Corp	12,270
2,896,000		Powerlong Real Estate Holdings Ltd	465
1,504	*	Premier Investment Co	5,761
1,281,880		Prestige Estates Projects Ltd	3,295
2,223,900		Preuksa Real Estate PCL (Foreign)	1,298
109,616		Primaris Retail Real Estate Investment Trust	2,718
136,780		Primary Health Properties plc	756
90,742		Prime Office REIT-AG.	396
1,127,060		Prince Housing & Development Corp	834

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,679		Property & Building Corp	$62
2,462,000		Prosperity REIT	687
580,800		Pruksa Real Estate PCL (ADR)	339
116,254		PS Business Parks, Inc	7,768
91,118		PSP Swiss Property AG.	8,278
8,067,500		PT Agung Podomoro Land Tbk	294
21,358,000		PT Alam Sutera Realty Tbk	1,100
11,515,000		PT Ciputra Development Tbk	851
4,321,000		PT Ciputra Property Tbk	284
9,451,500		PT Intiland Development Tbk	325
71,337,500	*	PT Kawasan Industri Jababeka Tbk	1,595
61,563,713		PT Lippo Karawaci Tbk	6,349
4,876,500		PT Modernland Realty Tbk	284
16,872,000	*	PT Pakuwon Jati Tbk	474
37,811,500	*	PT Sentul City Tbk	825
10,087,500		PT Summarecon Agung Tbk	1,769
649,428		Public Storage, Inc	90,381
2,003,815	f	Puravankara Projects Ltd (purchased 01/21/08, cost $7,383)	2,638
21,150,725		Quality House PCL	1,351
758,306	*	Quintain Estates & Development plc	648
767,898		Radium Life Tech Co Ltd	531
167,579		RAIT Investment Trust	880
175,144		Ramco-Gershenson Properties	2,195
982,307	e	Raven Russia Ltd	1,071
588,369		Rayonier, Inc	28,836
91,859	*	Realia Business S.A.	84
162,040		Realty Income Corp	6,626
3,151,365		Redefine Income Fund Ltd	3,540
287,844		Redwood Trust, Inc	4,162
28,924,000		Regal Real Estate Investment Trust	7,422
220,200		Regency Centers Corp	10,730
13,100		Relo Holdings, Inc	461
8,197,500	e	Renhe Commercial Holdings Co Ltd	330
381,099		Resilient Property Income Fund Ltd	2,198
330,623		Resource Capital Corp	1,944
189,479		Retail Properties of America, Inc	2,145
1,784,000		Richfield Group Holdings Ltd	93
487,995		RioCan Real Estate Investment Trust	13,735
461,059		RLJ Lodging Trust	8,719
4,672,200		Robinsons Land Corp	2,131
83,024		Rouse Properties, Inc	1,191
722,973		Ruentex Development Co Ltd	1,363
2,611,288		S.A. Corporate Real Estate Fund	1,124
1,533,000	e	Sabana Shari’ah Compliant Industrial REIT	1,428
242,905		Sabra Healthcare REIT, Inc	4,861
265,259		Saf Gayrimenkul Yatirim Ortakligi AS.	140
22,209,232		Sansiri PCL	2,059
47,751		Saul Centers, Inc	2,120
262,519		Savills plc	1,690
166,970	e	SC Global Developments Ltd	160
314,313		Segro plc	1,155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,258		Select Income REIT	$1,656
205,521		Senior Housing Properties Trust	4,476
400,099		Shaftesbury plc	3,418
542,840		Shanghai Jinqiao Export Processing Zone Development Co Ltd	362
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	72
24,843,429	e	Shanghai Real Estate Ltd	847
510,000		Shell Electric MFG	503
7,328,000	e	Shenzhen Investment Ltd	1,694
3,756,000	e	Shimao Property Holdings Ltd	6,419
832,140	*	Shining Building Business Co Ltd	667
353,500		Shoei Co Ltd	2,148
4,140,682	e	Shui On Land Ltd	1,557
1,876,960		Simon Property Group, Inc	284,942
14,000	e	Singapore Land Ltd	81
4,755,984		Sino Land Co	8,857
2,132,000	*	Sinolink Worldwide Holdings Ltd	167
8,451,574	e	Sino-Ocean Land Holdings Ltd	4,756
2,349,464		Sinpas Gayrimenkul Yatirim Ortakligi AS	1,677
571,128		Sinyi Realty Co	777
66,083		Six of October Development & Investment	254
542,968		SL Green Realty Corp	43,475
1,310,908		SM Development Corp	191
12,491,615		SM Prime Holdings	4,245
233,416		Sobha Developers Ltd	1,623
12,873		Societe de la Tour Eiffel	673
15,196		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,573
4,099,500	e	Soho China Ltd	2,523
44,600		Sonae Sierra Brasil S.A.	711
340,726	*,e	Songbird Estates plc	615
98,000		Soundwill Holdings Ltd	173
167,223		Sovran Self Storage, Inc	9,674
186,700		SP Setia BHD	222
104,260		Sparkassen Immobilien AG.	639
3,004,929	*	SPG Land Holdings Ltd	615
513,073		Sponda Oyj	2,104
324,844		ST Modwen Properties plc	1,045
83,425	*,e	St. Joe Co	1,627
105,250		STAG Industrial, Inc	1,711
753,862		Starwood Property Trust, Inc	17,542
4,074,291		Stockland Trust Group	14,055
1,214,490	*	Strategic Hotels & Resorts, Inc	7,299
23,870		Sumitomo Real Estate Sales Co Ltd	1,196
1,519,222	e	Sumitomo Realty & Development Co Ltd	40,257
109,235		Summit Hotel Properties, Inc	933
125,603		Sun Communities, Inc	5,542
3,585,587		Sun Hung Kai Properties Ltd	52,171
2,913,000	e	Sunac China Holdings Ltd	1,423
2,844,190		Sunlight Real Estate Investment Trust	1,131
983,578	*	Sunstone Hotel Investors, Inc	10,819

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,913,000		Suntec Real Estate Investment Trust	$3,516
1,703,585		Sunteck Realty Ltd	10,269
1,014,794	*	Sunway BHD	762
1,339,500		Sunway Real Estate Investment	635
2,091,000		Supalai PCL	1,354
1,021,693		Swire Pacific Ltd (Class A)	12,474
332,501		Swire Properties Ltd	1,026
119,762		Swiss Prime Site AG.	9,904
144,139	e	Sycom Property Fund	468
1,256,600		TA Global BHD	105
237,864	e	TAG Tegernsee Immobilien und Beteiligungs AG.	2,532
391,741	*	Taiwan Land Development Corp	162
1,067,535	*	Talaat Moustafa Group	962
371,956		Tanger Factory Outlet Centers, Inc	12,025
657,042		Taubman Centers, Inc	50,415
150,714		Technopolis plc	651
50,365	*,e	Tejon Ranch Co	1,513
45,686		Terreno Realty Corp	722
864,100	e	Thomas Properties Group, Inc	5,029
1,316,800		Ticon Industrial Connection PCL	551
154,700		TOC Co Ltd	826
28,400		Toho Real Estate Co Ltd	158
4,371,982	*	Tokyo Tatemono Co Ltd	17,060
1,493,329		Tokyu Land Corp	7,980
28,000		Tokyu Livable, Inc	370
317	*	Tokyu REIT, Inc	1,631
240		Top REIT Inc	1,196
8,873	e	Tosei Corp	3,117
1,253,355		Two Harbors Investment Corp	14,727
939,106		UDR, Inc	23,309
1,385,530	*	UEM Land Holdings BHD	759
48,691		UMH Properties, Inc	583
36,242	e	Unibail	7,222
316,378		Unite Group plc	1,350
7,038,878	*	Unitech Corporate Parks plc	3,794
48,143,686		Unitech Ltd	22,095
1,185,027		United Overseas Land Ltd	5,516
8,299		United Urban Investment Corp	9,624
57,293		Universal Health Realty Income Trust	2,634
1,105,100		UOA Development BHD	574
83,316		Urstadt Biddle Properties, Inc (Class A)	1,685
48,886	*	Vakif Gayrimenkul Yatirim Ortakligi AS	99
53,710		Vastned Retail NV	2,279
1,422,649		Ventas, Inc	88,560
7,557,000		Vista Land & Lifescapes, Inc	864
541,088		Vornado Realty Trust	43,855
587,734		Vukile Property Fund Ltd	1,281
136,266		Wallenstam Byggnads AB (B Shares)	1,488
21,911		Warehouses De Pauw SCA	1,146
242,570		Washington Real Estate Investment Trust	6,506
280,318		Weingarten Realty Investors	7,880
2,332		Wereldhave Belgium NV	220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,839		Wereldhave NV	$1,659
59,415		Western Asset Mortgage Capital Corp	1,319
5,517,547		Westfield Group	57,981
6,443,267		Westfield Retail Trust	19,239
2,023,339		Weyerhaeuser Co	52,890
4,246,413		Wharf Holdings Ltd	29,363
2,059,763		Wheelock & Co Ltd	8,849
404,097		Wheelock Properties S Ltd	612
43,495		Whitestone REIT	574
132,814		Wihlborgs Fastigheter AB	1,984
634,631		Wing Tai Holdings Ltd	881
105,717		Winthrop Realty Trust	1,140
269,690		Workspace Group plc	1,171
2,257,000	e	Yanlord Land Group Ltd	2,182
1,197,000	*	Ying Li International Real Estate Ltd	325
13,059		YNH Property BHD	8
1,133,600	*	YTL Land & Development BHD	366
737,600		Yuzhou Properties Co	177
4,410,800	*	Zhong An Real Estate Ltd	451
18,154	*,e	Zillow, Inc	766
56,590	*	Zueblin Immobilien Holding AG.	177

		TOTAL REAL ESTATE	3,687,921

RETAILING - 4.0%
183,834	*	1-800-FLOWERS.COM, Inc (Class A)	686
187,497		Aaron’s, Inc	5,214
10,001	e	ABC-Mart, Inc	441
275,156		Abercrombie & Fitch Co (Class A)	9,333
479,537		Advance Auto Parts, Inc	32,820
410,670	*	Aeropostale, Inc	5,556
55,200		Alpen Co Ltd	1,038
1,567,837	*	Amazon.com, Inc	398,732
3,496,442	e	American Eagle Outfitters, Inc	73,706
30,474	*,e	America’s Car-Mart, Inc	1,386
258,678	*	Ann Taylor Stores Corp	9,760
68,200		AOKI Holdings, Inc	1,476
184,941		Aoyama Trading Co Ltd	3,536
95,746		ARB Corp Ltd	968
14,000		Arc Land Sakamoto Co Ltd	208
17,200	e	Asahi Co Ltd	292
103,721	*	Asbury Automotive Group, Inc	2,899
328,365	*	Ascena Retail Group, Inc	7,043
26,400		ASKUL Corp	430
324,143	*,e	ASOS plc	11,510
68,580	*,e	Audiovox Corp (Class A)	513
274,000		Aurora Corp	422
59,031	e	Autobacs Seven Co Ltd	2,673
321,119		Automotive Holdings Group	1,006
50,756	*,e	Autonation, Inc	2,217
210,839	*	Autozone, Inc	77,942
90,900		B2W Companhia Global Do Varejo	478
111,105	*,e	Barnes & Noble, Inc	1,420

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50,661		BasicNet S.p.A	$112
166,314		Bebe Stores, Inc	798
1,592,036	*	Bed Bath & Beyond, Inc	100,299
5,917,600	e	Belle International Holdings Ltd	10,694
51,400		Belluna Co Ltd	417
4,388,945	e	Best Buy Co, Inc	75,447
66,000	*,e	Best Denki Co Ltd	115
37,787		Beter BED Holding NV	733
1,063	e	BIC CAMERA, Inc	539
87,880	e	Big 5 Sporting Goods Corp	874
286,861	*	Big Lots, Inc	8,485
49,126		Bilia AB (A Shares)	655
48,217	*,e	Blue Nile, Inc	1,788
106,460	*,e	Body Central Corp	1,113
1,218,000	e	Bonjour Holdings Ltd	162
108,295	e	Bon-Ton Stores, Inc	1,029
1,287,000	e,m	Boshiwa International Holding	139
4,465	*	Boyner Buyuk Magazacilik	10
112,540		Brick Ltd	424
191,721	e	Brown Shoe Co, Inc	3,073
102,168	e	Buckle, Inc	4,641
72,301		Byggmax Group AB	350
177,830	*,e	Cabela’s, Inc	9,724
10,965	*,e	CafePress, Inc	100
103,618	e	Canadian Tire Corp Ltd	7,458
198,806		Canon Marketing Japan, Inc	2,745
297,929	*	Carmax, Inc	8,431
61,819	*,e	Carpetright plc	657
10,585		Cashbuild Ltd	197
157,920	*	Casual Male Retail Group, Inc	731
101,825		Cato Corp (Class A)	3,025
71,294	*	CDON Group AB	448
94,833		CFAO S.A.	4,541
8,855		Charles Voegele Holding AG.	138
239,796		Chico’s FAS, Inc	4,343
689,419	*,e	Children’s Place Retail Stores, Inc	41,365
1,371,500	*,e	China ZhengTong Auto Services Holdings Ltd	858
89,700		Chiyoda Co Ltd	2,461
11,000	*	Chori Co Ltd	126
745,000	e	Chow Sang Sang Holding	1,839
186,200		Cia Hering	4,209
80,678	*,e	Citi Trends, Inc	1,013
3,813		CJ O Shopping Co Ltd	814
88,141	e	Clas Ohlson AB (B Shares)	1,155
15,138	*,e	Coldwater Creek, Inc	13
217,684	*,e	Collective Brands, Inc	4,726
89,896	*,e	Conn’s, Inc	1,982
51,710	e	Core-Mark Holding Co, Inc	2,488
1,935,000	e	Dah Chong Hong Holdings Ltd	1,752
112,300	*,e	Daiei, Inc	239
3,013,805	e	David Jones Ltd	7,826
280,100	e	DCM Japan Holdings Co Ltd	1,866

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,757,971		Debenhams plc	$6,225
37,103		Delek Automotive Systems Ltd	227
7,562		Delticom AG.	505
58,502		Destination Maternity Corp	1,094
499,769		Dick’s Sporting Goods, Inc	25,913
10,099,000		Dickson Concepts International Ltd	5,417
30,350		Dieteren S.A.	1,483
66,093		Dillard’s, Inc (Class A)	4,780
193,883		Dogus Otomotiv Servis ve Ticaret AS	655
1,151,531	*	Dollar General Corp	59,350
1,560,341	*	Dollar Tree, Inc	75,325
267,117		Dollarama, Inc	17,050
70,800		Don Quijote Co Ltd	2,727
11,300	e	Doshisha Co Ltd	327
29,936		Douglas Holding AG.	1,359
15,997,135	*,e	DSG International plc	5,131
295,479		DSW, Inc (Class A)	19,714
28,782	*	Dufry Group	3,453
158,476		Dunelm Group plc	1,647
95,483	e	EDION Corp	422
189,820	e	El Puerto de Liverpool SAB de C.V.	1,677
326,000		E-LIFE MALL Corp	755
4,030,000	e	Emperor Watch & Jewellery Ltd	433
431,675		Empresas Hites S.A.	265
277,791		Empresas La Polar S.A.	119
3,055,100	e	Esprit Holdings Ltd	4,683
1,162,863		Expedia, Inc	67,260
2,199,310		Express Parent LLC	32,594
181,313		Family Dollar Stores, Inc	12,021
1,211,046		Far Eastern Department Stores Co Ltd	1,301
53,589		Fast Retailing Co Ltd	12,445
247,761		Finish Line, Inc (Class A)	5,634
41,433	*,e	Five Below, Inc	1,619
1,977,152		Foot Locker, Inc	70,189
396,984		Foschini Ltd	6,032
161,802	*,e	Francesca’s Holdings Corp	4,972
147,973	e	Fred’s, Inc (Class A)	2,106
28,200	e	Fuji Co Ltd	636
3,250,000	b,e,m	Game Group plc	52
794,770	e	GameStop Corp (Class A)	16,690
2,318,939		Gap, Inc	82,973
122,366	*	Genesco, Inc	8,165
513,108		Genuine Parts Co	31,314
1,059	e	Geo Corp	1,213
3,824,377	e	Giordano International Ltd	3,207
496,907		GNC Holdings, Inc	19,364
1,073,900	e	Golden Eagle Retail Group Ltd	2,093
464,000		Goldlion Holdings Ltd	203
14,356,408	e	GOME Electrical Appliances Holdings Ltd	1,507
29,392	*,e	Gordmans Stores, Inc	542
90,809	e	Group 1 Automotive, Inc	5,469
107,336	*,e	Groupon, Inc	511

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,337,400	*	Grupo Famsa SAB de C.V.	$1,465
7,708		GS Home Shopping, Inc	764
169,804		Guess?, Inc	4,316
5,870	e	Gulliver International Co Ltd	168
1,048		GwangjuShinsegae Co Ltd	222
93,500		Hai-O Enterprise BHD	63
279,278		Halfords Group plc	1,178
146,825	e	Hankyu Department Stores, Inc	1,676
347,514	e	Harvey Norman Holdings Ltd	695
78,613		Haverty Furniture Cos, Inc	1,091
47,378	*	Hellenic Duty Free Shops S.A.	554
8,900,700	e	Hengdeli Holdings Ltd	2,560
906,314		Hennes & Mauritz AB (B Shares)	31,543
58,808	*,e	HHgregg, Inc	406
97,376	*	Hibbett Sports, Inc	5,789
27,401	e	Hikari Tsushin, Inc	1,452
5,914,213		Home Depot, Inc	357,042
1,084,145	e	Home Retail Group	1,563
80,850	*,e	HomeAway, Inc	1,896
20,620	e	Honeys Co Ltd	316
149,797		Hot Topic, Inc	1,303
678,000		Hotai Motor Co Ltd	4,839
138,237		HSN, Inc	6,781
20,379		Hyundai Department Store Co Ltd	2,789
63,630		Hyundai H&S Co Ltd	1,061
8,582		Hyundai Home Shopping Network Corp	924
549,783		Imperial Holdings Ltd	12,369
1,081,054		Inchcape plc	6,294
475,977		Inditex S.A.	59,141
14,492	*	Interpark Corp	88
5,768,700	e	Intime Department Store Group Co Ltd	6,203
896,387		Isetan Mitsukoshi Holdings Ltd	9,340
578,000		IT Ltd	244
80,800	e	Izumi Co Ltd	1,741
613,066		J Front Retailing Co Ltd	3,436
162,487		Jardine Cycle & Carriage Ltd	6,342
360,832	e	JB Hi-Fi Ltd	3,379
995,799	e	JC Penney Co, Inc	24,188
49,909	e	JD Group Ltd	279
7,000	e	Jin Co Ltd	154
82,532		John Menzies plc	860
102,265	*	JOS A Bank Clothiers, Inc	4,958
55,000		Joshin Denki Co Ltd	649
193,762		JUMBO S.A.	1,072
253,486	*,e	KappAhl Holding AB	251
12,200	*	Kayak Software Corporation	431
37,987	e	Keiyo Co Ltd	219
733,322	e	Kesa Electricals plc	670
4,113,113		Kingfisher plc	17,583
82,387	*	Kirkland’s, Inc	818
329,601		Kohl’s Corp	16,882
27,400	e	Kohnan Shoji Co Ltd	323

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,200	e	Kojima Co Ltd	$71
41,000		Komeri Co Ltd	1,043
17,900	e	Konaka Co Ltd	164
60,863	e	K’s Holdings Corp	1,514
13,722		LES Enphants Co Ltd	11
305,204		Lewis Group Ltd	2,621
9,047,977	e	Li & Fung Ltd	13,952
2,269,482	*	Liberty Media Holding Corp (Interactive A)	41,985
72,932	*	Liberty Ventures	3,620
796,002		Lifestyle International Holdings Ltd	1,641
873,699		Limited Brands, Inc	43,038
78,204		Lithia Motors, Inc (Class A)	2,605
812,410	*,e	LKQ Corp	15,029
533,163		Lojas Americanas S.A.	4,174
165,050		Lojas Renner S.A.	5,528
501,440		Lookers plc	604
29,790		Lotte Midopa Co Ltd	338
19,995		Lotte Shopping Co Ltd	5,734
3,142,281		Lowe’s Companies, Inc	95,024
398,000	e	Luk Fook Holdings International Ltd	1,312
102,258	*,e	Lumber Liquidators, Inc	5,182
3,523,278		Macy’s, Inc	132,546
114,500		Magazine Luiza S.A.	691
1,211,000	e	Maoye International Holdings Ltd	213
81,689	*	MarineMax, Inc	677
331,365		Marks & Spencer Group plc	1,912
959,397	e	Marui Co Ltd	6,784
37,800	*,e	Matsuya Co Ltd	422
40,053	*,e	Mattress Firm Holding Corp	1,127
143,600		MBM Resources BHD	158
39,700		Megane TOP Co Ltd	459
48,544		Mekonomen AB	1,437
189,673		Men’s Wearhouse, Inc	6,530
365,330		Mercuries & Associates Ltd	358
1,288,102	e	MFI Furniture plc	3,096
70,933		Mobilezone Holding AG.	747
113,216	e	Monro Muffler, Inc	3,984
104,217	e	Mothercare plc	366
516,867	e	Mr Price Group Ltd	7,824
9,314,205	e	Myer Holdings Ltd	16,765
217,333		N Brown Group plc	965
13,000		Nafco Co Ltd	233
341,000		National Petroleum Co Ltd	360
52,771	*	NET Holding AS	54
143,554	*,e	NetFlix, Inc	7,815
1,089,000	e	New World Department Store China Ltd	601
165,331	*	New York & Co, Inc	620
511,805		Next plc	28,553
94,000		Nice Holdings, Inc	214
77,100		Nishimatsuya Chain Co Ltd	642
68,300		Nissen Holdings Co Ltd	283
64,327		Nitori Co Ltd	5,970

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,055,502		Nordstrom, Inc	$58,243
127,189	e	Nutri/System, Inc	1,339
406,238	*,e	Ocado Ltd	424
1,213,678	*,e	Office Depot, Inc	3,107
1,655,744		OfficeMax, Inc	12,931
137,292	*,e	Orbitz Worldwide, Inc	350
8,880	*,e	Orchard Supply Hardware Stores Corp	129
735,486	*,e	O’Reilly Automotive, Inc	61,501
526,000		Oriental Watch Holdings	174
59,420		OrotonGroup Ltd	430
733,000		OSIM International Ltd	832
12,100		Otsuka Kagu Ltd	116
50,883	*,e	Overstock.com, Inc	527
1,289,280		Pacific Brands Ltd	810
198,400		Padini Holdings BHD	136
5,950		Pal Co Ltd	340
73,300		Paltac Corp	1,057
212,000		Pantaloon Retail India Ltd	856
40,882	e	Parco Co Ltd	439
36,800		Paris Miki, Inc	217
605,760		Parkson Holdings BHD	954
1,894,000	e	Parkson Retail Group Ltd	1,586
4,488,000		PCD Stores Ltd	357
2,169,049	*	Pendragon plc	508
154,890		Penske Auto Group, Inc	4,661
215,117	e	PEP Boys - Manny Moe & Jack	2,190
11,710	*,e	Perfumania Holdings, Inc	84
75,959	e	PetMed Express, Inc	763
889,835		Petsmart, Inc	61,381
431,542		Pier 1 Imports, Inc	8,087
20,270		Point, Inc	729
2,118,000	*	Pou Sheng International Holdings Ltd	129
77,119		PPR	11,836
109,213		Premier Investments Ltd	659
210,090	*	Priceline.com, Inc	129,989
1,929,000		PT ACE Hardware Indonesia Tbk	1,237
990,000		PT Indomobil Sukses Internasional Tbk	587
860,000		PT Mitra Adiperkasa Tbk	573
4,330,500		PT Ramayana Lestari Sentosa Tbk	473
404,019	e	RadioShack Corp	962
779,600	*	Rakuten, Inc	7,927
65,637		Reitmans Canada Ltd	868
97,759	e	Reject Shop Ltd	1,248
235,843		Rent-A-Center, Inc	8,273
694,400		Robinson Department Store PCL	1,458
714,200		Robinson Department Store PCL (ADR)	1,499
191,463		RONA, Inc	2,160
1,223,132		Ross Stores, Inc	79,015
55,082	*,e	Rue21, Inc	1,716
27,300		Ryohin Keikaku Co Ltd	1,721
1,352,000	e	SA SA International Holdings Ltd	922
811,233		SACI Falabella	8,191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

466,304	*,e	Saks, Inc	$4,808
904,345	*	Sally Beauty Holdings, Inc	22,690
147,400	e	Sanrio Co Ltd	5,272
43,108	*,e	Sears Holdings Corp	2,392
292,744	*,e	Select Comfort Corp	9,236
48,600		Senshukai Co Ltd	320
25,250	*	Seobu Truck Terminal Co Ltd	628
20,300	*	Seria Co Ltd	338
59,900		Shimachu Co Ltd	1,248
20,945		Shimamura Co Ltd	2,438
16,600	e	Shimojima Co Ltd	216
9,065		Shinsegae Co Ltd	1,708
3,589		Shinsegae International Co Ltd	302
1,442,000	m	Shirble Department Stores	67
54,858		Shoe Carnival, Inc	1,291
133,079	*,e	Shutterfly, Inc	4,141
1,159,000	e	Sichuan Xinhua Winshare Chainstore Co Ltd	572
2,521,380		Signet Jewelers Ltd	122,943
1,958,549	e	Silver base Group Holdings Ltd	827
145,673	e	Sonic Automotive, Inc (Class A)	2,765
16,835	*,e	Sourceforge, Inc	326
252,082	*	Sports Direct International plc	1,403
125,523		Stage Stores, Inc	2,644
925,719	e	Staples, Inc	10,664
65,900	e	Start Today Co Ltd	941
112,151	e	Stein Mart, Inc	954
67,705	e	Stockmann Oyj Abp (B Share)	1,292
287,792		Super Cheap Auto Group Ltd	2,322
598,761	*	Super Group Ltd	1,104
35,840	*,e	SuperGroup plc	346
35,350	*	Systemax, Inc	417
1,630,995		Takashimaya Co Ltd	11,182
36,569		Takihyo Co Ltd	209
47,131		Takkt AG.	575
4,693,346		Target Corp	297,886
29,656	*,e	Teavana Holdings, Inc	387
36,200		Telepark Corp	350
7,638,865		Test-Rite International Co	5,479
893,917	e	Tiffany & Co	55,316
45,262	*,e	Tilly’s, Inc	830
5,548,296		TJX Companies, Inc	248,509
19,706		Tom Tailor Holding AG.	420
248,228		Tractor Supply Co	24,547
678,671		Trade Me Ltd	2,249
1,143		Trent Ltd	25
242,497	*,e	TripAdvisor, Inc	7,985
708,083		Truworths International Ltd	8,005
327,000		Tsann Kuen Enterprise Co Ltd	699
175,603		Tsutsumi Jewelry Co Ltd	4,287
173,968	*	Tuesday Morning Corp	1,139
237,433		Ulta Salon Cosmetics & Fragrance, Inc	22,866
1,331,999		United Arrows Ltd	35,566

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

346,206	*	Urban Outfitters, Inc	$13,003
53,902	*	US Auto Parts Network, Inc	187
50,085	e	USS Co Ltd	5,289
3,749		Valora Holding AG.	666
140,000	*,e	Vipshop Holdings Ltd (ADR)	1,050
81,505	*,e	Vitacost.com, Inc	553
144,102	*,e	Vitamin Shoppe, Inc	8,404
158,765		Warehouse Group Ltd	386
63,824	*,e	West Marine, Inc	678
319,910	*,e	Wet Seal, Inc (Class A)	1,008
392,261		WH Smith plc	4,102
120,507		Williams-Sonoma, Inc	5,299
7,915	e	Winmark Corp	428
2,031,368		Woolworths Holdings Ltd	14,833
137,041	e	Wotif.com Holdings Ltd	546
83,500		Xebio Co Ltd	1,732
73,710	e	Yamada Denki Co Ltd	3,233
59,700	e	Yellow Hat Ltd	825
50,638	*,e	Yoox S.p.A	649
866,000	e	Zhongsheng Group Holdings Ltd	1,078
3,016	*	zooplus AG.	126
79,274	*,e	Zumiez, Inc	2,198

		TOTAL RETAILING	4,189,786

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
237,676	*	Advanced Energy Industries, Inc	2,928
1,599,601	*,e	Advanced Micro Devices, Inc	5,391
12,864,727		Advanced Semiconductor Engineering, Inc	9,844
87,291		Advanced Wireless Semiconductor Co	77
1,251,512	e	Advantest Corp	16,271
128,831	e	Aixtron AG.	1,704
405,000		Alcor Micro Corp	579
544,000		ALI Corp	678
90,604	*	Alpha & Omega Semiconductor Lt	780
842,540		Altera Corp	28,634
26,422	*	Aminologics Co Ltd	92
289,122	*,e	Amkor Technology, Inc	1,272
247,417	*,e	Anadigics, Inc	344
1,095,426		Analog Devices, Inc	42,930
2,927,932		Applied Materials, Inc	32,690
223,176	*,e	Applied Micro Circuits Corp	1,129
438,122		Ardentec Corp	302
2,482,231		ARM Holdings plc	23,168
10,331	*	Asia Pacific Systems, Inc	86
95,412	e	ASM International NV	3,209
237,136	e	ASM Pacific Technology	2,804
656,162		ASML Holding NV	35,097
1,030,117	*	Atmel Corp	5,418
115,753	*	ATMI, Inc	2,150
50,764	*	Atto Co Ltd	230
92,910		AUK Corp	183
67,621		Austriamicrosystems AG.	6,750

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

280,213	*	AuthenTec, Inc	$2,245
2,572,608		Avago Technologies Ltd	89,694
595,234	*	Axcelis Technologies, Inc	625
5,100		Axell Corp	120
153,584	*	AXT, Inc	519
60,123		BE Semiconductor Industries NV	434
382,000		Bright Led Electronics Corp	229
3,537,961		Broadcom Corp (Class A)	122,342
341,177	e	Brooks Automation, Inc	2,740
85,504		Cabot Microelectronics Corp	3,005
48,309		Capella Microsystems Taiwan, Inc	264
303,932	*,e	Cavium Networks, Inc	10,130
101,852	*,e	Ceva, Inc	1,465
11,538	*,e,m	China Energy Savings Technology, Inc	0^
514,000		Chipbond Technology Corp	812
289,912	*	Cirrus Logic, Inc	11,130
97,776	e	Cohu, Inc	918
1,436,000	*,e	Comtec Solar Systems Group Ltd	149
266,696	*,e	Cree, Inc	6,809
402,277		CSR plc	2,070
139,927	*	Cymer, Inc	7,145
673,675		Cypress Semiconductor Corp	7,222
272,616	e	Dainippon Screen Manufacturing Co Ltd	1,335
115,874		DelSolar Co Ltd	49
74,209	*	Dialog Semiconductor plc	1,447
127,186	*,e	Diodes, Inc	2,163
40,272	e	Disco Corp	1,937
28,380	*	Dongbu HiTek Co Ltd	183
90,065	*	DSP Group, Inc	535
20,687	*	Duksan Hi-Metal Co Ltd	376
117,482		Edison Opto Corp	186
488,000		Elan Microelectronics Corp	858
252,000		Elite Semiconductor Memory Technology, Inc	216
12,506		ELK Corp	218
22,174		Elmos Semiconductor AG.	211
155,100	*,m	Elpida Memory, Inc	0^
209,571		eMemory Technology, Inc	442
701,063	*	Entegris, Inc	5,700
412,145	*,e	Entropic Communications, Inc	2,399
8,127		Eo Technics Co Ltd	230
192,000		Episil Technologies, Inc	63
848,578		Epistar Corp	1,804
292,000	*	E-Ton Solar Tech Co Ltd	121
859,997		Etron Technology, Inc	284
17,500		Eugene Technology Co Ltd	214
149,306	*	Exar Corp	1,194
470,845	*	Fairchild Semiconductor International, Inc	6,177
339,101		Faraday Technology Corp	531
208,400	e	Ferrotec	809
279,628	*,e	First Solar, Inc	6,192
878,000		Forhouse Corp	463
169,703	*	Formfactor, Inc	949

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

353,000		Formosa Advanced Technologies Co Ltd	$265
523,000		Formosa Epitaxy, Inc	380
1,258,737	*,e	Freescale Semiconductor Holdings Ltd	11,971
139,938	*	FSI International, Inc	868
3,000	e	Furuya Metal Co Ltd	86
9,932,000	e	GCL Poly Energy Holdings Ltd	1,509
29,927	*	GemVax & Kael Co Ltd	1,038
264,819	*	Genesis Photonics, Inc	241
26,150		Giga Solar Materials Corp	239
446,850		Gintech Energy Corp	457
58,000		Global Lighting Technologies, Inc	98
172,000		Global Mixed Mode Technology, Inc	560
117,000		Global Unichip Corp	464
194,561		Green Energy Technology, Inc	138
89,642	*,e	GSI Technology, Inc	444
473,321	*,e	GT Solar International, Inc	2,580
780,600		Hana Microelectronics PCL	530
10,654		Hana Micron, Inc	61
32,950		Hanmi Semiconductor Co Ltd	213
8,940		Hansol LCD, Inc	134
135,983		Harvatek Corp	71
2,992,000	*	Heng Xin China Holdings Ltd	110
126,970	*	Hittite Microwave Corp	7,043
458,000		Holtek Semiconductor, Inc	483
225,862		Huga Optotech, Inc	97
729,620		Hynix Semiconductor, Inc	14,828
14,602	*	ICD Co Ltd	182
24,010		Iljin Display Co Ltd	393
2,900,631	*	Imagination Technologies Group plc	22,283
876,542		Infineon Technologies AG.	5,571
1,752,377	*	Inotera Memories, Inc	302
94,319	*	Inphi Corp	1,005
618,306	*	Integrated Device Technology, Inc	3,636
46,175	*	Integrated Memory Logic Ltd	156
120,744	*	Integrated Silicon Solution, Inc	1,118
21,442,492		Intel Corp	486,315
52,441	*,e	Intermolecular, Inc	372
252,125	*	International Rectifier Corp	4,208
534,029		Intersil Corp (Class A)	4,673
635,648	*	IQE plc	277
161,000		ITE Technology, Inc	143
112,465	*	IXYS Corp	1,116
31,816	*	Jusung Engineering Co Ltd	195
20,841		KC Tech Co Ltd	81
1,857,000		King Yuan Electronics Co Ltd	1,020
319,669		Kinsus Interconnect Technology Corp	935
661,294	e	Kla-Tencor Corp	31,547
10,973		Koh Young Technology, Inc	255
139,995		Kontron AG.	624
247,032	*,e	Kopin Corp	929
5,389	*	Kulicke & Soffa Industries, Inc	56
746,251	*	Lam Research Corp	23,720

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

584,086	*	Lattice Semiconductor Corp	$2,237
292,726		Lextar Electronics Corp	265
680,365		Linear Technology Corp	21,670
142,000		Lingsen Precision Industries Ltd	83
655,000		Lite-On Semiconductor Corp	342
2,612,485	*	LSI Logic Corp	18,052
169,239	*	LTX-Credence Corp	973
16,088	*	Lumens Co Ltd	106
22,326	*	MA-COM Technology Solutions	284
181,000		Macroblock, Inc	800
3,785,140		Macronix International	1,258
1,098,972		Marvell Technology Group Ltd	10,056
217,209	*,e	Mattson Technology, Inc	211
1,417,990		Maxim Integrated Products, Inc	37,747
83,127	*,e	MaxLinear, Inc	556
2,320,323		MediaTek, Inc	24,431
21,800	*,e	Megachips Corp	484
46,633		Melexis NV	787
13,057		Melfas, Inc	260
22,693	*	Mellanox Technologies Ltd	2,354
938,554	*,e	MEMC Electronic Materials, Inc	2,581
331,816	e	Micrel, Inc	3,458
505,196	e	Microchip Technology, Inc	16,540
5,258,356	*,e	Micron Technology, Inc	31,471
43,259		Micronas Semiconductor Holdings, Inc	429
326,807	*	Microsemi Corp	6,559
46,600		Mimasu Semiconductor Industry Co Ltd	355
118,167	*,e	Mindspeed Technologies, Inc	409
201,520	*,e	MIPS Technologies, Inc	1,489
31,800		Mitsui High-Tec, Inc	221
282,171		MKS Instruments, Inc	7,193
123,762	*	Monolithic Power Systems, Inc	2,444
121,641	*,e	MoSys, Inc	491
244,026		Motech Industries, Inc	256
37,000		MPI Corp	79
353,499		MStar Semiconductor, Inc	2,831
112,019	*,e	Nanometrics, Inc	1,547
578,277		Neo Solar Power Corp	374
74,633	*,e	NeoPhotonics Corp Ltd	436
16,406		NEPES Corp	244
169,803	e	Nordic Semiconductor ASA	506
1,590,826		Novatek Microelectronics Corp Ltd	5,728
25	*	Nuflare Technology, Inc	220
20,248	*,e	NVE Corp	1,198
2,709,678	*	Nvidia Corp	36,147
223,625	*	Omnivision Technologies, Inc	3,121
3,540,681	*	ON Semiconductor Corp	21,846
1,366,000		Opto Technology Corp	612
897,000	*	Orient Semiconductor Electronics Ltd	137
50,000		Orise Technology Co Ltd	64
24,728	*	Osung LST Co Ltd	96
263,000		Pan Jit International, Inc	109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,000		Parade Technologies Ltd	$309
90,893	*	PDF Solutions, Inc	1,242
13,000	*	Peregrine Semiconductor Corp	220
110,663	*	Pericom Semiconductor Corp	961
149,547		Phison Electronics Corp	1,201
218,180	*	Photronics, Inc	1,172
132,613		Pixart Imaging, Inc	375
161,820	*,e	PLX Technology, Inc	934
495,580	*	PMC - Sierra, Inc	2,795
143,527		Power Integrations, Inc	4,368
584,560	*	Powerchip Semiconductor Corp	17
877,725		Powertech Technology, Inc	1,677
142,826	*,e	QuickLogic Corp	400
527,360		Radiant Opto-Electronics Corp	2,279
507,952	*,e	Rambus, Inc	2,814
551,891		Realtek Semiconductor Corp	1,087
1,529,000		Regent Manner International Ltd	336
1,076,228	*,e	Renewable Energy Corp AS	331
2,636,266	*	RF Micro Devices, Inc	10,413
298,661		Richtek Technology Corp	1,782
153,101		Rohm Co Ltd	5,156
68,556	*,e	Rubicon Technology, Inc	657
147,855	*,e	Rudolph Technologies, Inc	1,552
253,820		Samsung Electronics Co Ltd	305,877
32,200		Samsung Electronics Co Ltd (Preference)	22,760
3,358		San Chih Semiconductor Co	3
155,000	*,e	Sanken Electric Co Ltd	488
321,000		SDI Corp	236
4,390,000	*,e	Semiconductor Manufacturing International	161
236,054	*	Semtech Corp	5,937
47,001		Seoul Semiconductor Co Ltd	920
90,000		Shindengen Electric Manufacturing Co Ltd	197
382,900	e	Shinko Electric Industries	2,423
119,857	*,e	Sigma Designs, Inc	792
30,680	*	Signetics Corp	84
233,000		Sigurd Microelectronics Corp	192
160,280	*	Silex Systems Ltd	643
537,455	*	Silicon Image, Inc	2,467
1,350,000		Silicon Integrated Systems Corp	485
105,137	*,e	Silicon Laboratories, Inc	3,865
10,655		Silicon Works Co Ltd	280
8,621,031		Siliconware Precision Industries Co	9,547
98,101		Simm Tech Co Ltd	1,104
536,750		Sino-American Silicon Products, Inc	724
4,900,000	*,m	Sino-Tech International Holdings Ltd	11
65,000		Sitronix Technology Corp	93
75,584		Skymedi Corp	79
1,031,533	*	Skyworks Solutions, Inc	24,308
148,621	*,e	SOITEC	441
2,330,000	e	Solargiga Energy Holdings Ltd	118
155,450		Solartech Energy Corp	111
119,379	e	Solarworld AG.	235

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

401,000		Sonix Technology Co Ltd	$573
214,362	*	Spansion, Inc	2,555
484,639	e	Spreadtrum Communications, Inc (ADR)	9,964
1,043,294		STMicroelectronics NV	5,631
109,424	*,e	STR Holdings, Inc	339
37,592		STS Semiconductor & Telecommunications	196
105,425	*	Sumco Corp	710
1,407,000		Sunplus Technology Co Ltd	478
303,819	*,e	SunPower Corp	1,370
42,181	*	Supertex, Inc	754
25,119	*	Suss Microtec AG.	241
327,958		TA-I Technology Co Ltd	200
529,000		Taiwan Semiconductor Co Ltd	260
45,954,667		Taiwan Semiconductor Manufacturing Co Ltd	141,368
597,969		Taiwan Surface Mounting Technology Co Ltd	1,061
431,000		Tekcore Co Ltd	207
2,030,608	*	Teradyne, Inc	28,875
186,449		Tessera Technologies, Inc	2,551
3,248,306		Texas Instruments, Inc	89,491
275,041	e	Tokyo Electron Ltd	11,717
51,600		Tokyo Seimitsu Co Ltd	715
540,860		Topco Scientific Co Ltd	874
8,610	*	Toptec Co Ltd	125
18,268	*	Tower Semiconductor Ltd	160
499,508		Transcend Information, Inc	1,349
721,659	*	Triquint Semiconductor, Inc	3,644
1,746,000	m	Trony Solar Holdings Co Ltd.	71
852,148		Tyntek Corp	261
109,929	*,e	Ultra Clean Holdings	628
162,856	*	Ultratech, Inc	5,110
54,200	e	Ulvac, Inc	411
971,100		Unisem M BHD	317
16,530,022		United Microelectronics Corp	6,840
408,029		Unity Opto Technology Co Ltd	437
820,000		Vanguard International Semiconductor Corp	506
165,853	*,e	Veeco Instruments, Inc	4,979
1,311,000	*	Via Technologies, Inc	479
282,425		Visual Photonics Epitaxy Co Ltd	389
151,064	*	Volterra Semiconductor Corp	3,304
298,833		Wafer Works Corp	170
703,000		Walton Advanced Engineering, Inc	221
540,737		Win Semiconductors Corp	676
3,587,000	*	Winbond Electronics Corp	537
193,814	*,e	Wolfson Microelectronics plc	626
32,630	*	Woongjin Energy Co Ltd	64
689,238		Xilinx, Inc	23,027
100,329		Youngtek Electronics Corp	242

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,221,622

SOFTWARE & SERVICES - 7.3%
235,474	*,e	Accelrys, Inc	2,039
3,262,407		Accenture plc	228,466

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

233	*	Access Co Ltd	$190
142,394	*	ACI Worldwide, Inc	6,018
145,909	*,e	Active Network, Inc	1,828
1,002,669		Activision Blizzard, Inc	11,310
198,755	*	Actuate Corp	1,397
399,812	*	Acxiom Corp	7,305
2,407,994	*,e	Adobe Systems, Inc	78,163
127,274	*	Advent Software, Inc	3,127
4,984		Ahnlab, Inc	347
558,052	*	Akamai Technologies, Inc	21,351
585,492	*,e	Alliance Data Systems Corp	83,111
307,347		Alpha Systems, Inc	4,008
48,829		Alten	1,562
122,277	*	Altran Technologies S.A.	803
373,233		Amadeus IT Holding S.A.	8,702
559,345		Amdocs Ltd	18,453
99,584	*	American Software, Inc (Class A)	813
116,568	*,e	Ancestry.com, Inc	3,506
131,315	*,e	Angie’s List, Inc	1,389
302,720	*	Ansys, Inc	22,220
839,248	*,e	AOL, Inc	29,567
264,387		Argo Graphics, Inc	3,388
248,628	*	Ariba, Inc	11,139
782,382	*	Aspen Technology, Inc	20,225
136,505		Asseco Poland S.A.	1,903
542,361		Atos Origin S.A.	37,736
775,010	*	Autodesk, Inc	25,862
1,654,693		Automatic Data Processing, Inc	97,064
437,835		Aveva Group plc	13,931
30,171	*	AVG Technologies NV	290
4,275		Axway Software S.A.	69
31,764		Babylon Ltd	269
167,391	*,e	Bankrate, Inc	2,608
39,463	*,e	Bazaarvoice, Inc	598
39,893		Bechtle AG.	1,540
17,800	e	Bit-isle, Inc	185
231,530	e	Blackbaud, Inc	5,538
368,457	*,e	Blinkx plc	344
155,921	*	Blucora, Inc	2,777
982,232	*	BMC Software, Inc	40,753
56,076	e	Booz Allen Hamilton Holding Co	777
129,974	*	Bottomline Technologies, Inc	3,209
21,784	*,e	Brightcove, Inc	254
315,515		Broadridge Financial Solutions, Inc	7,361
98,121	*,e	BroadSoft, Inc	4,025
1,153,993		CA, Inc	29,733
104,729	*,e	CACI International, Inc (Class A)	5,424
700,416	*	Cadence Design Systems, Inc	9,011
122,711	*,e	Callidus Software, Inc	605
503,084		Cap Gemini S.A.	21,260
1,327,386	e	Capcom Co Ltd	27,461
40,628	*,e	Carbonite, Inc	285

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

172,622	*	Cardtronics, Inc	$5,141
530,972	e	carsales.com.au Ltd	4,251
38,263	e	Cass Information Systems, Inc	1,606
5,875		Cegid Group	109
438,811	*,e	CGI Group, Inc	11,784
66,944	*	Check Point Software Technologies	3,224
1,060,000	*,e	Chinasoft International Ltd	262
25,000		Chinese Gamer International Corp	56
258,033	*,e	Ciber, Inc	895
819,448	*	Citrix Systems, Inc	62,745
55,620	*,m	Clinical Data, Inc	53
3,557		CMC Ltd	74
1,113,934	*	Cognizant Technology Solutions Corp (Class A)	77,886
27,010	*	Com2uSCorp	1,590
225,782	*	Commvault Systems, Inc	13,253
596,587		Companhia Brasileira de Meios de Pagamento	14,888
210,785		Computacenter plc	1,294
798,063		Computer Sciences Corp	25,706
60,912	*	Computer Task Group, Inc	986
502,465		Computershare Ltd	4,311
498,327	*	Compuware Corp	4,938
127,734	*	comScore, Inc	1,948
205,785	*,e	Concur Technologies, Inc	15,173
108,557	*,e	Constant Contact, Inc	1,889
492,691		Convergys Corp	7,720
61,572		Core Projects & Technologies Ltd	384
123,385	*,e	Cornerstone OnDemand, Inc	3,783
101,708	*	CoStar Group, Inc	8,293
895,869	e	CSE Global Ltd	634
191,315	e	CSG Ltd	90
178,755	*	CSG Systems International, Inc	4,020
109,023		Cupid plc	345
53,283	*	CUROCOM Co Ltd	119
155,252		Cyberlink Corp	545
38,050		Daou Technology, Inc	594
123,800	e	Dassault Systemes S.A.	13,007
17,205		Daum Communications	1,751
168,321	*,e	DealerTrack Holdings, Inc	4,688
87,301	*,e	Deltek, Inc	1,137
137,239	*,e	Demand Media, Inc	1,492
24,539	*,e	Demandware, Inc	779
153,389	e	Dena Co Ltd	5,088
10,040		Devoteam S.A.	125
328,694	*,e	Dice Holdings, Inc	2,768
614	e	Digital Garage, Inc	1,079
197,952	*,e	Digital River, Inc	3,298
33,706		DMRC Corp	750
21,551		Dragonfly GF Co Ltd	294
256,531	e	DST Systems, Inc	14,509
27,300		DTS Corp	373
11,080	*	DuzonBIzon Co Ltd	98
167	e	Dwango Co Ltd	252

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,500	*	E2open, Inc	$20
780,583	e	Earthlink, Inc	5,558
6,944,162	*	eBay, Inc	336,168
104,786	e	Ebix, Inc	2,474
86,472		Econocom Group	521
735,906	*	Electronic Arts, Inc	9,339
84,104	*	Ellie Mae, Inc	2,290
21,200	*	Eloqua, Inc	419
162,297	e	Ementor ASA	1,594
5,436		Engineering Ingegneria Informatica S.p.A.	171
74,475	*,e	Envestnet, Inc	871
18,242	*,e	Envivio, Inc	40
74,509	*,e	EPAM Systems, Inc	1,411
113,185		EPIQ Systems, Inc	1,519
17,041	*	ePlus, Inc	668
150,046	*	Equinix, Inc	30,917
201,376	*	Euronet Worldwide, Inc	3,784
13,100	*	EXA Corp	142
19,693		Exact Holding NV	435
35,586	*,e	ExactTarget, Inc	862
118,916	*	ExlService Holdings, Inc	3,508
1,220,243	*,e	Facebook, Inc	26,418
121,692	e	Factset Research Systems, Inc	11,734
171,900		Fair Isaac Corp	7,608
148,104	*,e	FalconStor Software, Inc	348
726,628		Fidelity National Information Services, Inc	22,685
85,444		Fidessa Group plc	2,031
31,893		Financial Technologies India Ltd	589
529,518	*	First American Corp	14,048
546,248	*	Fiserv, Inc	40,439
367,775	*	FleetCor Technologies, Inc	16,476
50,982		Forrester Research, Inc	1,467
1,356,986	*	Fortinet, Inc	32,758
170,964	e	F-Secure Oyj	378
43,800	e	FUJI SOFT, Inc	919
206		Future Architect, Inc	79
97,000		Gamania Digital Entertainment Co Ltd	87
13,393	*	GameHi Co Ltd	114
163,139	*,e	GameLoft	1,086
4,843	*	Gamevil, Inc	454
590,180	*	Gartner, Inc	27,201
327,547		Genpact Ltd	5,463
617,254		Geodesic Information Systems Ltd	502
141,205	*,e,m	Gerber Scientific, Inc	0^
55,397		GFI Informatique	203
298,503	*,e	Global Cash Access, Inc	2,403
266,468		Global Payments, Inc	11,146
111,303		Glodyne Technoserve Ltd	173
181,649	*,e	Glu Mobile, Inc	841
62,300		GMO internet, Inc	423
10,200	e	GMO Payment Gateway, Inc	184
5,265		Golfzon Co Ltd	246

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,257,736	*	Google, Inc (Class A)	$948,963
35,200	e	Gourmet Navigator, Inc	398
350,000	*	Gravity Co Ltd (ADR)	448
149,548	*,e	Gree, Inc	2,730
63,532		Groupe Steria SCA	887
53,372	*,e	Guidance Software, Inc	601
72,659	*	Guidewire Software, Inc	2,256
14,999		Haansoft, Inc	201
115,216	*,e	Hackett Group, Inc	482
31,308		HCL Infosystems Ltd	26
264,620		HCL Technologies Ltd	2,889
202,986		Heartland Payment Systems, Inc	6,431
380,555		Hexaware Technologies Ltd	877
115,582	*,e	Higher One Holdings, Inc	1,558
82,875		HIQ International AB	437
1,310,816		IAC/InterActiveCorp	68,241
118,759	*	iGate Corp	2,158
38,019	*,e	Imperva, Inc	1,406
127,090	e	Indra Sistemas S.A.	1,234
39,644		Industrial & Financial Systems	664
465,393		Ines Corp	2,860
35,923	*,e	Infoblox, Inc	835
275,789	*	Informatica Corp	9,600
351,900		Information Development Co	2,417
36,800		Information Services International-Dentsu Ltd	376
730,226		Infosys Technologies Ltd	35,195
6,220	*	Infraware, Inc	40
82,329	*,e	Innodata Isogen, Inc	333
1,416,325	*	Innovation Group plc	504
7,000		Insyde Software Corp	29
51,615	*	Interactive Intelligence, Inc	1,551
199,026	*	Internap Network Services Corp	1,403
4,662,717		International Business Machines Corp	967,280
91,000		International Games System Co Ltd	342
27,000	e	Internet Initiative Japan, Inc	736
1,654,511		Intuit, Inc	97,419
195,591	*,e	Ipass, Inc	430
148,273	e	Iress Market Technology Ltd	1,140
238,260		IT Holdings Corp	3,100
44,321		Itochu Techno-Science Corp	2,304
187,802	e	j2 Global, Inc	6,164
230,886		Jack Henry & Associates, Inc	8,751
7,374		JCEntertainment Corp	217
227,254	*	JDA Software Group, Inc	7,222
848,923	*,e	Jive Software, Inc	13,337
47,400	e	Kakaku.com, Inc	1,777
139,301	*	Kenexa Corp	6,384
53,765	e	Keynote Systems, Inc	779
2,704,000	e	Kingdee International Software Group Co Ltd	555
904,000	e	Kingsoft Corp Ltd	568
166,788	*,e	KIT Digital, Inc	500
131,194	*	Knot, Inc	1,095

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

116,231	*	Kofax plc	$575
223,517	e	Konami Corp	5,075
45,619	*	KT Hitel Co Ltd	267
649,757		Lender Processing Services, Inc	18,122
235,712	*,e	Limelight Networks, Inc	552
279,346	*,e	LinkedIn Corp	33,633
238,947	*	Lionbridge Technologies	841
124,361	*,e	Liquidity Services, Inc	6,244
284,060	*	Liveperson, Inc	5,144
90,187	*	LogMeIn, Inc	2,023
64,745		MacDonald Dettwiler & Associates Ltd	3,385
75,200	e	Macromill, Inc	946
54,164	*	magicJack VocalTec Ltd	1,329
98,397	e,f	Mail.ru (GDR) (purchased 08/31/11, cost $3,875)	3,296
119,845	*	Manhattan Associates, Inc	6,864
97,101	e	Mantech International Corp (Class A)	2,330
85,184	e	Marchex, Inc (Class B)	325
81,338	*	Market Leader, Inc	545
521,832		Mastercard, Inc (Class A)	235,597
42,075		Matrix IT Ltd	168
37,052	*,e	Mattersight Corp	219
181,319		MAXIMUS, Inc	10,828
47,350	*,e	MeetMe, Inc	135
372,915	*,e	Mentor Graphics Corp	5,773
15,418	e	Mercadolibre, Inc	1,273
481,086		Micro Focus International plc	4,587
556,636	*	Micros Systems, Inc	27,342
34,020,915		Microsoft Corp	1,013,144
125,612	*	MicroStrategy, Inc (Class A)	16,841
41,052	*,e	Millennial Media, Inc	589
86	e	Mixi Inc	154
191,924	e	ModusLink Global Solutions, Inc	708
110,306	*,e	MoneyGram International, Inc	1,648
681,279		Moneysupermarket.com Group plc	1,519
1,779,127	*,e	Monitise plc	1,034
152,435		Monotype Imaging Holdings, Inc	2,376
509,061	*,e	Monster Worldwide, Inc	3,731
149,405	*	Move, Inc	1,288
107	e	MTI Ltd	103
48,248	*	Myriad Group AG.	128
2,809	*,e	NCI, Inc (Class A)	19
18,423		NCsoft	3,935
22,400		NEC Fielding Ltd	274
24,700		NEC Networks & System Integration Corp	413
12,273		Nemetschek AG.	529
15,903	*	Neowiz Games Corp	377
5,740	*	Neowiz Internet Corp	78
62,466		Net Entertainment NE AB	674
298,800	e	NET One Systems Co Ltd	3,766
247,500		NetDragon Websoft, Inc	278
202,056	*	Netscout Systems, Inc	5,154
83,767	*	NetSuite, Inc	5,344

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

430,556	*	NeuStar, Inc (Class A)	$17,235
230,700	*	Nexon Co Ltd	3,185
52,645		NHN Corp	13,721
303,886		NIC, Inc	4,498
56,394	*	Nice Systems Ltd	1,875
75,900		Nihon Unisys Ltd	546
31,800		NIIT Ltd	19
17,491		NIIT Technologies Ltd	99
132,064	e	Nintendo Co Ltd	16,775
46,100		Nippon System Development Co Ltd	450
278,802		Nomura Research Institute Ltd	5,746
23,300	e	NS Solutions Corp	492
1,961	e	NTT Data Corp	6,157
778,759	*	Nuance Communications, Inc	19,383
6,300		OBIC Business Consultants Ltd	357
9,290		Obic Co Ltd	1,944
93,026	*	Open Text Corp	5,130
94,189	*,e	OpenTable, Inc	3,918
206,287	e	Opera Software ASA	1,319
55,367	e	Opnet Technologies, Inc	1,886
20,769,916		Oracle Corp	654,046
41,091		Oracle Corp Japan	2,116
57,721		Otsuka Corp	5,162
417,700		Pacific Online	127
580,498	*	Parametric Technology Corp	12,655
853,908		Paychex, Inc	28,427
314,592		PC Home Online	1,778
275,000		PCA Corp	3,524
67,048	e	Pegasystems, Inc	1,947
167,520	*	Perficient, Inc	2,022
48,502	*	Pervasive Software, Inc	417
482,396	e	Playtech Ltd	2,884
96,454		POSDATA Co Ltd	617
80,919	*,e	PRG-Schultz International, Inc	693
293,836	*	Progress Software Corp	6,285
23,224	*,e	Proofpoint, Inc	345
78,492	*,e	PROS Holdings, Inc	1,497
14,123		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	297
31,976	*,e	QAD, Inc (Class A)	434
433,874	*	QLIK Technologies, Inc	9,723
275,571	*,m	Quest Software, Inc	7,717
136,578	*,e	QuinStreet, Inc	1,146
285,426	*	Rackspace Hosting, Inc	18,864
83,105	e	RealNetworks, Inc	691
130,416	*,e	RealPage, Inc	2,947
1,323,129	*	Red Hat, Inc	75,339
88,193		Redflex Holdings Ltd	184
5,378		Reply S.p.A.	127
220,434	*,e	Responsys, Inc	2,255
20,509	*	Retalix Ltd	426
131,891		Rolta India Ltd	181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,284	*,e	Rosetta Stone, Inc	$475
260,716	*,e	Rovi Corp	3,783
112,335	*,e	Saba Software, Inc	1,122
2,207,885		Sage Group plc	11,188
729,658		SAIC, Inc	8,785
518,331	*	Salesforce.com, Inc	79,144
1,623,400		Samart Corp PCL	564
1,676,584		SAP AG.	119,312
34,748	*,e	Sapiens International Corp NV	126
450,374		Sapient Corp	4,801
1,238,511	*	Satyam Computer Services Ltd	2,598
20,016		SBSi Co Ltd	304
94,077	*,e	Sciquest, Inc	1,712
122,550		SDL plc	1,318
110,498	*,e	Seachange International, Inc	867
19,400	*	ServiceNow, Inc	750
427,843	*,e	ServiceSource International LLC	4,390
239,630		Shanghai Baosight Software Co Ltd	258
9,479		SimCorp AS	2,017
289		Simplex Technology, Inc	96
30,625		SK C&C Co Ltd	2,738
14,948	*	SK Communications Co Ltd	149
87,475	e	SMS Management & Technology Ltd	569
93,157		Software AG.	3,364
108,540		Soft-World International Corp	224
5,000	*,e	Sohu.com, Inc	210
369,940	*	SolarWinds, Inc	20,620
178,871		Solera Holdings, Inc	7,847
583,936		Sonda S.A.	1,754
157	e	So-net Entertainment Corp	1,123
8,792		Sopra Group S.A.	418
110,279	*	Sourcefire, Inc	5,407
28,990	*,e	Spark Networks, Inc	177
40,377	*,e,m	Splunk, Inc	1,483
84,000		Springsoft, Inc	160
38,700	*,e	SPS Commerce, Inc	1,489
172,516	e	Square Enix Co Ltd	2,630
168,965	*	SS&C Technologies Holdings, Inc	4,260
51,929		Stamps.com, Inc	1,202
81,670	e	Sumisho Computer Systems Corp	1,439
640,000		SUNeVision Holdings Ltd	153
195,719	*,e	SupportSoft, Inc	828
3,232,923	*	Symantec Corp	58,193
24,476	*	Synacor, Inc	186
101,133	*,e	Synchronoss Technologies, Inc	2,316
482,101	*	Synopsys, Inc	15,919
80,880		Syntel, Inc	5,048
471	e	Systena Corp	370
356,000		Systex Corp	376
289,288	*,e	TA Indigo Holding Corp	1,892
844,328	*	Take-Two Interactive Software, Inc	8,806
112,948	*	Tangoe, Inc	1,483

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

858,781		Tata Consultancy Services Ltd	$21,073
53,401	*,e	TechTarget, Inc	316
197,400		Tecmo Koei Holdings Co Ltd	1,619
898,379	e	Telecity Group plc	13,009
65,503	*,e	TeleNav, Inc	391
103,374	*	TeleTech Holdings, Inc	1,763
95,326	*,e	Temenos Group AG.	1,432
2,172,600	e	Tencent Holdings Ltd	73,556
753,940	*	Teradata Corp	56,855
3,275		Tessi S.A.	313
528,982	*	TIBCO Software, Inc	15,991
149,026	e	Tietoenator Oyj	2,578
624,088	*	TiVo, Inc	6,509
30,300		TKC	619
94,658	*	TNS, Inc	1,415
1,274,373		Total System Services, Inc	30,203
145,300		Totvus S.A.	3,018
59,257		TradeDoubler AB	126
67,700	*	Trans Cosmos, Inc/Japan	863
1,279,999		Travelsky Technology Ltd	678
39,726	*,e	Travelzoo, Inc	936
88,151	*	Trend Micro, Inc	2,458
136,566	*	Tyler Technologies, Inc	6,012
227,872	*	Ubisoft Entertainment	1,816
101,249	*	Ultimate Software Group, Inc	10,338
291,341	*	Unisys Corp	6,066
48,472		Unit 4 Agresso NV	1,306
26,819		United Internet AG.	547
615,593		United Online, Inc	3,398
351,359	*,e	Unwired Planet, Inc	675
324,459	*	Valueclick, Inc	5,577
292,722	*	Vantiv, Inc	6,308
132,028	*	Vasco Data Security International	1,238
349,722	*	VeriFone Systems, Inc	9,740
78,192	*,e	Verint Systems, Inc	2,146
1,028,831		VeriSign, Inc	50,094
151,656	*,e	VirnetX Holding Corp	3,857
68,793	*,e	Virtusa Corp	1,222
2,268,738		Visa, Inc (Class A)	304,646
299,095	*,e	VistaPrint Ltd	10,214
820,403	*	VMware, Inc (Class A)	79,366
87,280	*	Vocus, Inc	1,751
250,362	*,e	WebMD Health Corp (Class A)	3,513
154,198	*,e	Websense, Inc	2,413
127,695	*	Website Pros, Inc	2,292
17,589	*	Webzen, Inc	169
20,612		WeMade Entertainment Co Ltd	963
2,018,262		Western Union Co	36,773
808,273		Wipro Ltd	5,822
163,445		Wirecard AG.	3,761
141,532	*,e	Wright Express Corp	9,868
286,066	*	Xchanging plc	528

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,227		XING AG.	$206
32,179		Yahoo! Japan Corp	12,243
4,104,742	*	Yahoo!, Inc	65,573
70,811	*,e	Yandex NV	1,707
31,285	*,e	Yelp, Inc	846
299,600		YTL E-Solutions BHD	73
261,994	*,e	Zix Corp	752
324,433	*,e	Zynga, Inc	921

		TOTAL SOFTWARE & SERVICES	7,770,754

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
169,272	*,e	3D Systems Corp	5,561
55,933	*	3S Korea Co Ltd	498
61,400	*,e	5N Plus, Inc	133
1,651,500		AAC Technologies Holdings, Inc	5,938
816,000		Ability Enterprise Co Ltd	737
1,047,292		Accton Technology Corp	563
3,204,174		Acer, Inc	3,138
15,320		Acme Electronics Corp	24
145,257	*,e	Acme Packet, Inc	2,484
232,000		A-DATA Technology Co Ltd	272
280,370		Adlink Technology, Inc	305
324,538	e	Adtran, Inc	5,608
134,404	*	ADVA AG. Optical Networking	859
358,775		Advantech Co Ltd	1,307
109,186	*	Agilysys, Inc	939
49,300	e	Ai Holdings Corp	320
21,500		Aiphone Co Ltd	446
1,890,026	*,e	Alcatel S.A.	2,085
688,000		Alpha Networks, Inc	487
339,700	e	Alps Electric Co Ltd	1,756
7,099	*,e	Ambient Corp	37
704,924		Amphenol Corp (Class A)	41,506
2,513,949		AmTRAN Technology Co Ltd	1,967
51,762	*	Anaren, Inc	1,035
110,358		Anixter International, Inc	6,341
300,000		Anritsu Corp	3,899
388,000		APCB, Inc	294
4,656,733		Apple, Inc	3,107,253
459,266		Arcadyan Technology Corp	498
29,841	*,e	Archos	131
76,218		Arima Communications Corp	38
497,866	*	Arris Group, Inc	6,368
337,534	*	Arrow Electronics, Inc	11,378
426,970	*,e	Aruba Networks, Inc	9,600
33,812		Ascom Holding AG.	256
347,808		Asia Vital Components Co Ltd	180
174,000		ASROCK, Inc	626
1,587,701		Asustek Computer, Inc	17,188
118,000		Aten International Co Ltd	207
8,780,853		AU Optronics Corp	3,140
27,335	*,e	Audience, Inc	169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,967		Austria Technologie & Systemtechnik AG.	$333
254,000		AV Tech Corp	787
3,115,741		Avermedia Technologies	1,846
108,782	*	Avid Technology, Inc	1,029
340,228	*	Avnet, Inc	9,897
111,791		AVX Corp	1,072
27,235		Aware, Inc	172
75,502	*,e	AX Holding Corp	501
112,136	e	Axis Communications AB	2,781
52,411	e	Badger Meter, Inc	1,907
25,812		Barco NV	1,757
59,672		Bel Fuse, Inc (Class B)	1,115
305,770	*	Benchmark Electronics, Inc	4,669
4,023,000		Benq Corp	910
78,217	e	Black Box Corp	1,995
256,927	*,e	Bookham, Inc	694
310,879	*	Brightpoint, Inc	2,792
2,732,000		Broad Intelligence International Pharmaceutical Holdings Ltd	546
1,015,417	*	Brocade Communications Systems, Inc	6,006
498,378	e	Brother Industries Ltd	4,616
123,249	*,e	Bull S.A.	413
1,975,000		BYD Electronic International Co Ltd	419
164,521	*	CalAmp Corp	1,351
1,889,400		CalComp Electronics Thailand PCL	167
343,718	*,e	Calix Networks, Inc	2,200
26,400	*	Canon Electronics, Inc	581
1,871,625		Canon, Inc	60,076
285,000		Career Technology Co Ltd	387
714,853		Catcher Technology Co Ltd	3,349
266,000		Catic Shenzhen Holdings Ltd	91
349,285	*	Celestica, Inc	2,498
37,029	*	Ceragon Networks Ltd	205
94,328		Chang Wah Electromaterials, Inc	298
155,999	*,e	Checkpoint Systems, Inc	1,292
441,802		Cheng Uei Precision Industry Co Ltd	1,055
54,000		Chenming Mold Industry Corp	57
1,770,465		Chicony Electronics Co Ltd	4,153
1,070,108		Chimei Materials Technology Corp	1,078
3,714,000		China Aerospace International Holdings Ltd	262
1,434,000	e	China All Access Holdings Ltd	224
2,325,000	*	China ITS Holdings Co Ltd	304
3,472,000	e	China Wireless Technologies Ltd	845
1,517,000		Chin-Poon Industrial Co	1,789
567,840		Chroma ATE, Inc	1,193
2,513,000	*	Chunghwa Picture Tubes Ltd	73
1,364,973	*,e	Ciena Corp	18,564
27,230,918		Cisco Systems, Inc	519,838
387,384		Citizen Watch Co Ltd	1,958
521,212		Clevo Co	769
2,783,000	*	CMC Magnetics Corp	472
178,600	*,e	CMK Corp	612

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

215,321		Cognex Corp	$7,446
109,222	*	Coherent, Inc	5,009
1,280,299	e	Comba Telecom Systems Holdings Ltd	427
469,000		Compal Communications, Inc	509
5,902,648		Compal Electronics, Inc	5,289
778,000		Compeq Manufacturing Co	350
73,073		Comtech Telecommunications Corp	2,020
800,219	*	Comverse Technology, Inc	4,921
2,179,000		Coretronic Corp	2,075
5,268,794		Corning, Inc	69,284
201,000		Coxon Precise Industrial Co Ltd	370
133,553	*	Cray, Inc	1,696
16,824	*	CrucialTec Co Ltd	165
127,854	e	CTS Corp	1,287
75,000		CyberPower Systems, Inc	145
315,000		CyberTAN Technology, Inc	253
132,620		Daeduck Electronics Co	1,269
16,040		Daeduck GDS Co Ltd	202
7,800	e	Dai-ichi Seiko Co Ltd	103
613,000		Daiwabo Co Ltd	1,151
131,939		Daktronics, Inc	1,255
266,000		Darfon Electronics Corp	198
92,955	*,e	Datalink Corp	770
309,143		DataTec Ltd	1,956
487,416		Daxon Technology, Inc	200
492,000		DBA Telecommunication Asia Holdings Ltd	276
3,289,652		Dell, Inc	32,436
1,296,700		Delta Electronics Thai PCL	1,085
3,910,964		Delta Electronics, Inc	15,087
82,000		Denki Kogyo Co Ltd	362
78,389	e	Dialight plc	1,522
78,803		Diebold, Inc	2,656
106,897	*,e	Digi International, Inc	1,086
1,958,000	e	Digital China Holdings Ltd	3,107
9,063	*	Digital Multimedia Technologies S.p.A.	227
7,173	*	Digitech Systems Co Ltd	72
262,737		Diploma plc	2,019
744,000		D-Link Corp	454
150,368	*,e	Dolby Laboratories, Inc (Class A)	4,925
68,612	*	DTS, Inc	1,597
320,900		Eastern Communications Co Ltd	116
133,794	*,e	Echelon Corp	514
91,079	*	EchoStar Corp (Class A)	2,610
36,071		Eizo Nanao Corp	642
88,173	e	Electro Rent Corp	1,560
142,237		Electro Scientific Industries, Inc	1,738
816,215		Electrocomponents plc	2,643
194,784	*	Electronics for Imaging, Inc	3,235
1,034,938		Elite Material Co Ltd	1,084
4,479,000		Elitegroup Computer Systems Co Ltd	1,490
288,300	*	Eltek ASA	198
11,359,952	*	EMC Corp	309,786

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

360,155	*	Emulex Corp	$2,597
12,700		Enplas Corp	438
168,900		Entire Technology Co Ltd	276
3,134,045		Ericsson (LM) (B Shares)	28,586
32,407		Esprinet S.p.A.	134
364,970		Everlight Electronics Co Ltd	587
20,929		EVS Broadcast Equipment S.A.	1,156
31,663	*	Exfo Electro Optical Engineering, Inc	157
335,390	*	Extreme Networks, Inc	1,120
616,121	*	F5 Networks, Inc	64,508
81,182	*,e	Fabrinet	941
61,658	*,e	FARO Technologies, Inc	2,548
111,000	*,e	FDK Corp	97
141,698		FEI Co	7,581
367,475	*,e	Finisar Corp	5,255
130,810		Firich Enterprises Co Ltd	168
186,913		FLEXium Interconnect, Inc	742
218,610		Flir Systems, Inc	4,367
244,397		Flytech Technology Co Ltd	538
7,314,462	*,e	Foxconn International Holdings Ltd	2,399
1,266,478		Foxconn Technology Co Ltd	4,903
1,786,082		Fuji Folms Holdings Corp	29,914
2,447,146		Fujitsu Ltd	9,187
222,438		Fulltech Fiber Glass Corp	125
28,700		Furuno Electric Co Ltd	113
243,324	*,e	Fusion-io, Inc	7,365
247,153		G Tech Optoelectronics Corp	761
173,494		Gemalto NV	15,259
384,913		Gemtek Technology Corp	408
95,139		GeoVision, Inc	376
319,000		Getac Technology Corp	228
20,000	*	Giantplus Technology Co Ltd	7
1,627,000		Gigabyte Technology Co Ltd	1,482
228,986		Gigastorage Corp	176
40,103	*	Gilat Satellite Networks Ltd	157
737,613		Global Brands Manufacture Ltd	292
92,056	*,e	Globecomm Systems, Inc	1,026
492,000		Gold Circuit Electronics Ltd	116
532,000		Great Wall Technology Co Ltd	98
141,388	*	GSI Group, Inc	1,260
31,398		Hakuto Co Ltd	288
891,251		Halma plc	6,111
19,334	e	Hamamatsu Photonics KK	664
1,023,838		Hannstar Board Corp	549
3,693,000	*	HannStar Display Corp	370
492,628	*	Harmonic, Inc	2,237
388,302		Harris Corp	19,889
277,839	*	Harris Stratex Networks, Inc (Class A)	661
9,341,574		Hewlett-Packard Co	159,367
40,491		Hexagon AB (B Shares)	871
1,086,889		High Tech Computer Corp	10,496
2,372,008	*	Himachal Futuristic Communications	504

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,100		Hioki EE Corp	$157
323,000		Hi-P International Ltd	272
29,166	e	Hirose Electric Co Ltd	3,265
28,430		Hitachi High-Technologies Corp	686
357,000		Hitachi Kokusai Electric, Inc	2,363
20,483,737	e	Hitachi Ltd	113,747
616,000		Holystone Enterprise Co Ltd	542
16,399,915		Hon Hai Precision Industry Co, Ltd	51,349
46,695		Horiba Ltd	1,377
80,900	e	Hosiden Corp	451
341,320	*	Hoya Corp	7,488
55,090		Humax Co Ltd	493
112,333	*,e	Ibiden Co Ltd	1,643
155,000	*	Ichia Technologies, Inc	81
236,000		I-Chiun Precision Industry Co Ltd	173
10,700		Icom, Inc	258
62,000		ICP Electronics, Inc	114
134,100	*	IdeiasNet S.A.	111
27,360		Iljin Materials Co Ltd	276
123,560	*	Imation Corp	691
113,725	*,e	Immersion Corp	622
3,913		Inficon Holding AG.	827
390,695	*,e	Infinera Corp	2,141
404,000		Infortrend Technology, Inc	272
53,718		Ingenico	2,761
184,268	*	Ingram Micro, Inc (Class A)	2,806
6,469,739	*	InnoLux Display Corp	2,343
193,596	*	Insight Enterprises, Inc	3,384
4,345,000		Inspur International Ltd	121
165,617	e	InterDigital, Inc	6,174
7,059		Interflex Co Ltd	423
277,208	*,e	Intermec, Inc	1,721
92,804	*,e	Intevac, Inc	567
25,234		INTOPS Co Ltd	447
241,238	*,e	InvenSense, Inc	2,883
5,330,423		Inventec Co Ltd	2,103
81,081	*,e	IPG Photonics Corp	4,646
682,357		ITEQ Corp	696
91,527	*	Itron, Inc	3,949
21,751		Ituran Location and Control Ltd	255
152,320	*	Ixia	2,448
39,159		J Touch Corp	39
1,070,961		Jabil Circuit, Inc	20,048
288,000		Japan Aviation Electronics Industry Ltd	2,416
29,400		Japan Cash Machine Co Ltd	273
49,500		Japan Digital Laboratory Co Ltd	540
55,535	*,e	Japan Radio Co Ltd	136
2,518,900		JCY International BHD	641
3,272,493	*,e	JDS Uniphase Corp	40,530
100,765		Jenoptik AG.	765
62,700		Jentech Precision Industrial Co Ltd	172
153,528	*	Jess-Link Products Co Ltd	141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,614,000	e	Ju Teng International Holdings Ltd	$1,089
2,507,756	*	Juniper Networks, Inc	42,908
27,600		Kaga Electronics Co Ltd	269
7,429		Kapsch TrafficCom AG.	475
187,037	*	Kemet Corp	823
36,598	*	Key Tronic Corp	363
30,086		Keyence Corp	7,704
1,114,700	e	Kingboard Chemical Holdings Ltd	2,660
286,000		Kingboard Laminates Holdings Ltd	118
2,318,000		Kinpo Electronics	548
42,000	e	Koa Corp	357
996,850	e	Konica Minolta Holdings, Inc	7,668
46,641		Kudelski S.A.	526
59,337	*	KVH Industries, Inc	800
505,000		KYE Systems Corp	181
163,144	e	Kyocera Corp	14,136
368,632		Laird Group plc	1,342
327,462		Largan Precision Co Ltd	6,734
1,243		LEM Holding S.A.	626
15,598,300	e	Lenovo Group Ltd	12,859
358,618	e	Lexmark International, Inc (Class A)	7,979
10,900		LG Innotek Co Ltd	789
347,152		LG.Philips LCD Co Ltd	8,785
1,259,314		LITE-ON IT Corp	1,163
5,015,462		Lite-On Technology Corp	6,460
111,000	e	Littelfuse, Inc	6,276
394,510	e	Logitech International S.A.	3,625
58,227		Loral Space & Communications, Inc	4,140
69,000		Lotes Co Ltd	216
370,975		Lumax International Corp Ltd	766
19,000		Macnica, Inc	396
145,000		Marubun Corp	619
7,300	e	Maruwa Co Ltd	232
102,784	*,e	Maxwell Technologies, Inc	835
55,282	*,e	Measurement Specialties, Inc	1,823
37,600	*,e	Meiko Electronics Co	292
12,100	e	Melco Holdings, Inc	235
124,063	*	Mercury Computer Systems, Inc	1,318
11,589		Mesa Laboratories, Inc	561
136,455		Methode Electronics, Inc	1,325
78,824	*,e	Micronic Laser Systems AB	124
2,799,000		Micro-Star International Co Ltd	1,369
172,000		MIN AIK Technology Co Ltd	532
2,096,000		Mitac International	807
1,000		Mitsui Knowledge Industry Co Ltd	171
111,500		Mitsumi Electric Co Ltd	595
446,820	e	Molex, Inc	11,742
811,973		Motorola, Inc	41,045
58,751	e	MTS Systems Corp	3,146
35,871	*	Multi-Fineline Electronix, Inc	809
339,969		Murata Manufacturing Co Ltd	18,099
149,850		Nan Ya Printed Circuit Board Corp	244

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

458,000		Nanjing Panda Electronics	$100
136,120		National Instruments Corp	3,426
296,182	*	NCR Corp	6,904
1,231,382	*	NEC Corp	1,954
20,900	e	NEC Mobiling Ltd	824
84,377	*,e	Neonode, Inc	318
67,431	e	Neopost S.A.	3,730
1,560,326	*	NetApp, Inc	51,304
157,901	*	Netgear, Inc	6,022
76,000		Newmax Technology Co Ltd	108
186,388	*	Newport Corp	2,061
68,026	e	Nichicon Corp	480
24,200		Nidec Copal Electronics Corp	131
52,000		Nidec Sankyo Corp	257
53,800	e	Nihon Dempa Kogyo Co Ltd	604
19,800		Nippon Ceramic Co Ltd	250
183,000	*,e	Nippon Chemi-Con Corp	306
1,337,604	e	Nippon Electric Glass Co Ltd	7,371
31,000	e	Nohmi Bosai Ltd	202
3,471,015	e	Nokia Oyj	9,008
39,334		Nolato AB (B Shares)	419
19,850		Nortel Networks Netas Telekomunikasyon AS	128
40,166	*,e	Numerex Corp	455
229,905	*,e	OCZ Technology Group, Inc	798
997,000	*,e	Oki Electric Industry Co Ltd	1,143
789,553		Omron Corp	15,172
1,240,000	e	O-Net Communications Group	285
73,572	*,e	Oplink Communications, Inc	1,217
34,000		Osaki Electric Co Ltd	203
107,516	*	OSI Systems, Inc	8,369
378,873		Pace plc	975
16,244	*,e	Palo Alto Networks, Inc	1,000
806,990		Pan-International Industrial	803
75,228	e	Park Electrochemical Corp	1,868
279,241	*,e	Parkervision, Inc	653
17,447	*	Parrot S.A.	549
41,009		Partron Co Ltd	498
188,000	*	PAX Global Technology Ltd	34
34,875		PC Connection, Inc	401
67,803		PC-Tel, Inc	478
1,969,217		Pegatron Technology Corp	2,551
99,000		Pinnacle Technology Holdings Ltd	214
197,038		Plantronics, Inc	6,961
217,124	*	Plexus Corp	6,577
398,821	*	Polycom, Inc	3,936
21,100		Positivo Informatica S.A.	53
421,759	*,e	Power-One, Inc	2,362
510,657		Premier Farnell plc	1,423
925,000		Prime View International Co Ltd	1,004
70,956	*	Procera Networks, Inc	1,667
481,000	*	PT Erajaya Swasembada Tbk	105
520,445	*	QLogic Corp	5,943

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,516,956		Qualcomm, Inc	$532,224
3,285,532		Quanta Computer, Inc	8,711
427,000		Quanta Storage, Inc	307
1,248,693	*,e	Quantum Corp	2,010
128,007	*,e	Rackable Systems, Inc	1,165
83,112	*	Radisys Corp	299
154,410	*,e	RealD, Inc	1,380
37,087		Redington India Ltd	55
85,513		Renishaw plc	2,286
29,200	*,e	Research In Motion Ltd (Canada)	223
52,430		Richardson Electronics Ltd	622
548,228	e	Ricoh Co Ltd	4,630
21,000		Riso Kagaku Corp	369
3,588,000	*	Ritek Corp	475
405,269	*	Riverbed Technology, Inc	9,431
104,099	*,e	Rofin-Sinar Technologies, Inc	2,054
58,610	*,e	Rogers Corp	2,483
11,200		Roland DG Corp	133
40,400	e	Ryosan Co Ltd	724
32,700		Ryoyo Electro Corp	343
32,150		Sam Young Electronics Co Ltd	257
126,319		Samsung Electro-Mechanics Co Ltd	10,887
44,184		Samsung SDI Co Ltd	6,249
1,769,839	*	SanDisk Corp	76,864
158,413	*	Sandvine Corp	193
432,651	*,e	Sanmina-SCI Corp	3,673
33,200		Sanshin Electronics Co Ltd	249
6,022	*	Sapphire Technology Co Ltd	244
109,098	*,e	Scansource, Inc	3,493
465,770	e	Seagate Technology, Inc	14,439
201,960	e	Seiko Epson Corp	1,233
402,000		Senao International Co Ltd	1,488
735,000		Sercomm Corp	1,117
36,421		SFA Engineering Corp	1,483
308,800		Shanghai Potevio Co Ltd	157
133,100	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	89
68,289	e	Shimadzu Corp	479
41,400		Shinko Shoji Co Ltd	372
228,091	*,e	ShoreTel, Inc	933
64,711	*	Sierra Wireless, Inc	506
18,600		Siix Corp	271
1,576,000	e	SIM Technology Group Ltd	87
344,012		Simplo Technology Co Ltd	2,053
678,000		Sinbon Electronics Co Ltd	596
15,658		Sindoh Co Ltd	980
1,242,000	*	Sintek Photronic Corp	474
248,000		Sirtec International Co Ltd	290
86,000		SMK Corp	237
7,363		SNU Precision Co Ltd	36
873,470	*,e	Sonus Networks, Inc	1,642
185,722		Spectris plc	5,191
1,445,326		Spirent Communications plc	3,619

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,100		Star Micronics Co Ltd	$510
154,809	*,e	STEC, Inc	1,045
360,310		Sterlite Technologies Ltd	214
76,334	*,e	Stratasys, Inc	4,153
238,000		Sunrex Technology Corp	107
105,457	*	Super Micro Computer, Inc	1,269
14,356		Suprema, Inc	236
656,686	*	SVA Electron Co Ltd	208
73,097		Sycamore Networks, Inc	1,126
174,381	*	Symmetricom, Inc	1,215
123,622	*,e	Synaptics, Inc	2,969
480,000		Syncmold Enterprise Corp	864
95,361	*	SYNNEX Corp	3,107
1,564,023		Synnex Technology International Corp	3,534
165,972		Taiflex Scientific Co Ltd	206
275,891		Taiwan PCB Techvest Co Ltd	384
132,803	e	Taiyo Yuden Co Ltd	1,118
82,000	e	Tamura Corp	194
1,850,000		TCL Communication Technology Holdings Ltd	667
127,376	e	TDK Corp	4,737
65,708	*	Tech Data Corp	2,977
750,000	*	Tech Pro Technology Development Ltd	289
6,181	e	Technitrol, Inc	5
1,533,507		Tellabs, Inc	5,429
62,057	e	Telular Corp	614
29,091		Tessco Technologies, Inc	616
574,618		Test Research, Inc	912
251,000		Thinking Electronic Industrial Co Ltd	248
69,234		TKH Group NV	1,445
107,000	*,e	Toko, Inc	272
151,625		Tong Hsing Electronic Industries Ltd	505
81,100	e	Topcon Corp	436
1,785		Topoint Technology Co Ltd	1
14,545,371	e	Toshiba Corp	46,618
490,000		Toshiba TEC Corp	2,166
35,900		Toyo Corp/Chuo-ku	390
598,688		TPK Holding Co Ltd	7,825
2,558,000	e	Tpv Technology Ltd	560
513,767	*	Trimble Navigation Ltd	24,486
499,832		Tripod Technology Corp	1,222
2,496,000		Truly International Holdings	372
265,530		TT electronics plc	617
196,717	*	TTM Technologies, Inc	1,855
512,039		TXC Corp	855
38,292	*,e	Ubiquiti Networks, Inc	456
13,164		U-Blox AG.	592
211,200		Uchi Technologies BHD	81
15,742		Uju Electronics Co Ltd	348
83,000	*	Uniden Corp	176
1,390,756		Unimicron Technology Corp	1,650
253,937		Unitech Printed Circuit Board Corp	91
143,953	*,e	Universal Display Corp	4,949

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

375,795		Venture Corp Ltd	$2,460
139,686	*,e	Viasat, Inc	5,221
11,639	*,e	Viasystems Group, Inc	201
1,029,975	*	Vishay Intertechnology, Inc	10,125
47,377	*	Vishay Precision Group, Inc	662
35,186		Vivotek, Inc	115
1,362,000		VST Holdings Ltd	250
219,800	e	Vtech Holdings Ltd	2,688
478	e	Wacom Co Ltd	1,157
44,042		Wah Hong Industrial Corp	71
1,759,767		Wah Lee Industrial Corp	2,342
476,769		Walsin Technology Corp	123
1,292,000		Wasion Group Holdings Ltd	465
637,350		Weikeng Industrial Co Ltd	466
198,508	*,e	Westell Technologies, Inc	425
1,606,746		Western Digital Corp	62,229
142,800		Wi-Lan, Inc	803
42,020		Wincor Nixdorf AG.	1,647
1,893,962		Wintek Corp	985
2,641,270		Wistron Corp	3,163
692,301		Wistron NeWeb Corp	1,283
6,523,283		WPG Holdings Co Ltd	8,658
743,278		WT Microelectronics Co Ltd	930
308,000	*	WUS Printed Circuit Co Ltd	145
4,004,700		Xerox Corp	29,394
15,750	*,b,m	Ya Hsin Industrial Co Ltd	0^
2,213,000		Yageo Corp	671
81,293		Yamatake Corp	1,630
181,203	e	Yaskawa Electric Corp	1,209
463,085		Yokogawa Electric Corp	5,345
141,000		Young Fast Optoelectronics Co Ltd	339
62,727	*,e	Zebra Technologies Corp (Class A)	2,355
997,650		Zhen Ding Technology Holding Ltd	3,128
229,000		Zinwell Corp	229
839,147	e	ZTE Corp	1,339
104,444	*,e	Zygo Corp	1,910
788,000		Zyxel Communications	385

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,504,310

TELECOMMUNICATION SERVICES - 3.3%
12,152	*	012 Smile.Communications Ltd	57
259,307	*,e	8x8, Inc	1,701
2,557,500		Advanced Info Service PCL	17,761
155,879	f	AFK Sistema (GDR) (purchased 03/30/07, cost $2,638)	3,183
80,865	e	Allied Technologies Ltd	423
65,598,260		America Movil S.A. de C.V. (Series L)	83,783
22,241,086		AT&T, Inc	838,488
33,113		Atlantic Tele-Network, Inc	1,423
550,833	*,e	Avanti Communications Group plc	3,107
1,308,000	*	Axtel SAB de CV	324
497,806	e	BCE, Inc	21,900
301,700		Belgacom S.A.	9,206

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

144,692	e	Bell Aliant Regional Communications Income Fund	$4,017
3,169,491		Bezeq Israeli Telecommunication Corp Ltd	3,703
1,840,198		Bharti Airtel Ltd	9,250
57,799	*,e	Boingo Wireless, Inc	459
17,239,520		BT Group plc	64,264
3,439,228		Cable & Wireless plc	2,005
100,763	*,e	Cbeyond Communications, Inc	994
69,526		Cellcom Israel Ltd	597
2,362,527		CenturyTel, Inc	95,446
5,062,921	e	China Communications Services Corp Ltd	2,919
9,394,390		China Mobile Hong Kong Ltd	104,145
20,779,889		China Telecom Corp Ltd	12,008
14,951,601	e	China Unicom Ltd	24,365
509,933		Chorus Ltd	1,370
4,865,337		Chunghwa Telecom Co Ltd	15,543
744,574	*,e	Cincinnati Bell, Inc	4,244
1,320,000		Citic 1616 Holdings Ltd	263
3,282,000	*	Citic 21CN Co Ltd	166
436,000		City Telecom (HK) Ltd	103
610,387	*,e	Clearwire Corp (Class A)	824
167,547		Cogent Communications Group, Inc	3,852
559,538	*	Colt Telecom Group S.A.	1,077
220,154	e	Consolidated Communications Holdings, Inc	3,784
1,116,318	*	Crown Castle International Corp	71,556
5,111,713		Deutsche Telekom AG.	62,863
6,165,200		Digi.Com BHD	10,627
100,236		Drillisch AG.	1,217
7,643	e	eAccess Ltd	1,469
23,708		Elisa Oyj (Series A)	536
172,374		Empresa Nacional de Telecomunicaciones S.A.	3,592
82,041	*,e	Fairpoint Communications, Inc	620
6,323,019		Far EasTone Telecommunications Co Ltd	15,603
3,345,608	e	France Telecom S.A.	40,514
290,785	e	Freenet AG.	4,751
2,153,100	e	Frontier Communications Corp	10,550
144,529	*,e	General Communication, Inc (Class A)	1,416
102,900		Globe Telecom, Inc	2,853
26,528	*,e	Hawaiian Telcom Holdco, Inc	470
303,920		Hellenic Telecommunications Organization S.A.	1,136
59,950		HickoryTech Corp	634
244,959	e	HKT Trust and HKT Ltd	208
7,340,651		Hutchison Telecommunications Hong Kong Holdings Ltd	3,239
232,981	*	Idea Cellular Ltd	376
136,719		IDT Corp (Class B)	1,404
172,388		iiNET Ltd	658
16,848	e	Iliad S.A.	2,742
163,332	*	inContact, Inc	1,065
77,299		Inmarsat plc	738
171,063	*,e	Iridium Communications, Inc	1,252
12,324,600		Jasmine International PCL	1,550
279,401	*	Jazztel plc	1,667
1,188,015		Kcom Group plc	1,577

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

335,300	e	KDDI Corp	$26,007
184,022		KT Corp	5,813
245,290	*,e	Leap Wireless International, Inc	1,673
4,540,420	*	Level 3 Communications, Inc	104,293
366,446		LG Telecom Ltd	2,391
57,838	e	Lumos Networks Corp	455
122,177	e	M2 Telecommunications Group Ltd	438
926,944		Magyar Telekom	1,780
253,702	*	Mahanagar Telephone Nigam	155
76,800		Manitoba Telecom Services, Inc	2,637
188,885		Maroc Telecom	2,248
2,439,300		Maxis BHD	5,518
700,930	*	MetroPCS Communications, Inc	8,208
41,598		Millicom International Cellular S.A.	3,860
808,852		Mobile TeleSystems (ADR)	14,171
508,809		MobileOne Ltd	1,140
5,369		Mobistar S.A.	169
3,232,336		MTN Group Ltd	62,401
781,847	*	Netia S.A.	1,500
136,471	*	Neutral Tandem, Inc	1,280
379,347	*,e	NII Holdings, Inc (Class B)	2,978
997,889		Nippon Telegraph & Telephone Corp	47,480
108,588	e	NTELOS Holdings Corp	1,886
9,928	e	NTT DoCoMo, Inc	16,040
627,382		Oi S.A.	3,070
2,067,289		Oi S.A.(Pref)	8,311
3,534,686	*	Orascom Telecom Holding SAE	2,191
131,249	*	Orbcomm, Inc	491
108,076		Partner Communications	570
9,073,161		PCCW Ltd	3,699
59,012		Philippine Long Distance Telephone Co	3,937
1,123,365		Portugal Telecom SGPS S.A.	5,551
227,497	*,e	Premiere Global Services, Inc	2,127
63,763	e	Primus Telecommunications Group, Inc	974
6,352,000		PT Excelcomindo Pratama	4,397
1,284,676		PT Indosat Tbk	723
21,147,021		PT Telekomunikasi Indonesia Tbk (Series B)	20,758
109,837		QSC AG.	299
848,815		Reliance Communication Ventures Ltd	1,041
478,992	e	Rogers Communications, Inc (Class B)	19,392
335,704	e	Rostelecom (ADR)	8,524
930,427		Royal KPN NV	7,083
2,018,200	*	SBA Communications Corp (Class A)	126,945
91,895		Shenandoah Telecom Co	1,617
7,749,773		Singapore Telecommunications Ltd	20,180
288,459	*	SK Broadband Co Ltd	984
36,141		SK Telecom Co Ltd	4,747
1,320,389	e	SmarTone Telecommunications Holding Ltd	2,622
1,284,493	*	Softbank Corp	51,934
267,811		Sonaecom - SGPS S.A.	475
12,067,774	*	Sprint Nextel Corp	66,614
779,321	e	StarHub Ltd	2,358

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,773		Swisscom AG.	$5,545
3,485,443		Taiwan Mobile Co Ltd	12,710
1,623,836	e	TalkTalk Telecom Group plc	4,867
924,890	*	Tata Teleservices Maharashtra Ltd	206
2,692,039		TDC AS	19,642
169,764		Tele2 AB (B Shares)	3,083
5,750,217		Telecom Corp of New Zealand Ltd	11,321
434,272		Telecom Egypt	1,035
6,505,758		Telecom Italia RSP	5,699
7,623,295		Telecom Italia S.p.A.	7,658
695,617		Telefonica Brasil S.A.	15,197
165,800	e	Telefonica O2 Czech Republic AS	3,352
3,592,729		Telefonica S.A.	48,019
39,037		Telekom Austria AG.	276
1,493,300		Telekom Malaysia BHD	3,020
1,006,229		Telekomunikacja Polska S.A.	5,167
46,115		Telenet Group Holding NV	2,062
1,067,542		Telenor ASA	20,836
340,446		Telephone & Data Systems, Inc	8,719
3,024,637		TeliaSonera AB	21,764
192,672		Telkom S.A. Ltd	410
11,305,686		Telstra Corp Ltd	45,833
234,111	e	TELUS Corp, non-voting shares	14,645
398,400	*	Thaicom PCL	245
1,181,408		Tim Participacoes S.A.	4,563
754,720		Time dotCom BHD	764
4,500,700		TM International BHD	9,557
300,000		Total Access Communication PCL	900
120,000		Total Access Communication PCL (NVDR)	360
5,228,500		Tower Bersama Infrastructure	2,428
159,885	*,e	Towerstream Corp	649
768,805	e	TPG Telecom Ltd	1,769
4,425,822	*	True Corp PCL	875
90,567		Tulip Telecom Ltd	78
726,215		Turk Telekomunikasyon AS	2,893
1,643,773		Turkcell Iletisim Hizmet AS	10,025
3,571,714	*	tw telecom inc (Class A)	93,115
18,169	*,e	US Cellular Corp	711
87,754		USA Mobility, Inc	1,042
12,162,785		Verizon Communications, Inc	554,258
1,029,823		Vivendi Universal S.A.	20,068
504,470		Vodacom Group Pty Ltd	6,190
60,614,200		Vodafone Group plc	172,244
1,166,871	e	Vodafone Group plc (ADR)	33,250
834,342	*	Vonage Holdings Corp	1,902
802,731	e	Windstream Corp	8,116
465,162		Ziggo NV	15,814

		TOTAL TELECOMMUNICATION SERVICES	3,472,654

TRANSPORTATION - 2.0%
417,882		Abertis Infraestructuras S.A.	6,159
57,221		Aeroports de Paris	4,563

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,088	*	Air Berlin plc	$108
12,690,600	e	Air China Ltd	7,935
178,969	*	Air France-KLM	1,158
623,899		Air New Zealand Ltd	600
198,727	*,e	Air Transport Services Group, Inc	874
1,494,100		AirAsia BHD	1,473
379,418	*,e	Alaska Air Group, Inc	13,302
571,552		All America Latina Logistica S.A.	2,363
5,769,324	e	All Nippon Airways Co Ltd	12,127
54,374	*	Allegiant Travel Co	3,445
50,652	e	Amerco, Inc	5,387
624,000		Anhui Expressway Co	268
131,616		Ansaldo STS S.p.A.	1,079
1,047		AP Moller - Maersk AS (Class A)	7,079
1,500		AP Moller - Maersk AS (Class B)	10,724
146,637		Arkansas Best Corp	1,161
816,905		Asciano Group	3,682
165,040	*	Asiana Airlines	1,024
95,590	*	Atlas Air Worldwide Holdings, Inc	4,935
1,351,579		Auckland International Airport Ltd	2,933
1,331,921		Australian Infrastructure Fund	4,159
109,977		Autostrada Torino-Milano S.p.A.	997
593,789		Autostrade S.p.A.	9,235
385,539	*	Avis Budget Group, Inc	5,930
989,200		Bangkok Expressway PCL	948
331,000	*	Bangkok Metro PCL	7
689,251		BBA Aviation plc	2,203
10,547,600		Beijing Capital International Airport Co Ltd	7,045
1,042,128	*	Brockman Mining Ltd	63
3,389,072		BTS Group Holdings PCL	621
1,009,948	e	Canadian National Railway Co	89,366
158,664		Canadian Pacific Railway Ltd	13,152
674,010	e	Canadian Pacific Railway Ltd (Toronto)	55,938
1,524,773		Cathay Pacific Airways Ltd	2,468
240,240		Cebu Air, Inc	312
136,877		Celadon Group, Inc	2,200
14,613		Celebi Hava Servisi	162
325,600		Central Japan Railway Co	28,580
598,625		CH Robinson Worldwide, Inc	35,049
3,186,337		China Airlines	1,328
1,742,930	e	China Merchants Holdings International Co Ltd	5,342
5,158,800	*,e	China Shipping Container Lines Co Ltd	1,042
1,813,300	e	China Shipping Development Co Ltd	749
7,302,000	e	China Southern Airlines Co Ltd	3,193
254,000		Chinese Maritime Transport Ltd	304
1,605,448		Cia de Concessoes Rodoviarias	14,531
16,369		Clarkson plc	345
2,605,631		ComfortDelgro Corp Ltd	3,635
26,408		Compagnie Maritime Belge S.A.	467
8,170,245		Compania SudAmericana de Vapores S.A.	817
89,850		Con-Way, Inc	2,459
140,296		Copa Holdings S.A. (Class A)	11,402

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,602,975	e	COSCO Holdings	$1,463
3,830,540		COSCO Pacific Ltd	5,329
360,433		Costamare, Inc	5,547
6,390,741		CSX Corp	132,607
462,000		CWT Ltd	480
30,517		D/S Norden	811
173,000	*,e	Daiichi Chuo Kisen Kaisha	135
892,050		Dazhong Transportation Group Co Ltd	424
3,396,717	*	Delta Air Lines, Inc	31,115
212,009		Deutsche Lufthansa AG.	2,877
1,877,444		Deutsche Post AG.	36,678
6,580		Dfds AS	317
109,707	*,e	Dollar Thrifty Automotive Group, Inc	9,537
173,251		DSV AS	3,889
672,125		East Japan Railway Co	44,471
515,520		easyJet plc	4,845
54,447	*,e	Echo Global Logistics, Inc	934
225,834		EcoRodovias Infraestrutura e Logistica S.A.	1,966
4,135,572		Eva Airways Corp	2,420
294,000		Evergreen International Storage & Transport Corp	200
2,032,522		Evergreen Marine Corp Tawain Ltd	1,068
321,212		Expeditors International Washington, Inc	11,679
1,795,138		FedEx Corp	151,906
806,970		Firstgroup plc	3,128
15,194	e	Flughafen Wien AG.	704
8,711		Flughafen Zuerich AG.	3,575
157,314		Forward Air Corp	4,784
33,752		Fraport AG. Frankfurt Airport Services Worldwide	1,953
315,528		Freightways Ltd	1,094
331,000	e	Fukuyama Transporting Co Ltd	1,834
6,917		Gateway Distriparks Ltd	19
642,491	*	Gemina S.p.A.	628
105,796	*,e	Genco Shipping & Trading Ltd	389
158,478	*,e	Genesee & Wyoming, Inc (Class A)	10,596
169,870	f	Globaltrans Investment plc (GDR) (purchased 07/05/10, cost $2,928)	3,530
18,704		GLOVIS Co Ltd	4,080
88,589		Go-Ahead Group plc	1,881
2,142,206		Gol Linhas Aereas Inteligentes S.A.	12,226
433,000		Golden Ocean Group Ltd	309
819,717	e	Grindrod Ltd	1,399
450,363		Groupe Eurotunnel S.A.	3,172
19,300	*	Grupo Aeromexico SAB de C.V.	30
205,100	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	461
872,091	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,676
646,500	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,712
303,560		Guangdong Provincial Expressway Development Co Ltd	90
1,214,000	e	GZI Transportation Ltd	574
132,000		Hainan Meilan International Airport Co Ltd	81
44,279	e	Hamburger Hafen und Logistik AG.	1,150
119,890		Hanjin Shipping Co Ltd	1,445

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,140		Hanjin Shipping Holdings Co Ltd	$143
4,330		Hanjin Transportation Co Ltd	79
1,178,000	*	Hankyu Hanshin Holdings, Inc	6,362
189,391	*,e	Hawaiian Holdings, Inc	1,059
264,703		Heartland Express, Inc	3,536
5,133,788	*	Hertz Global Holdings, Inc	70,487
68,300	e	Hitachi Transport System Ltd	1,144
7,585		Hopewell Highway Infrastructure Ltd	4
141,848	*,e	Hub Group, Inc (Class A)	4,210
5,339,294		Hutchison Port Holdings Trust	3,857
49,520		Hyundai Merchant Marine Co Ltd	1,184
107,757	e	Iino Kaiun Kaisha Ltd	369
1,055,466	*	International Consolidated Airlines	2,541
1,811,140		International Container Term Services, Inc	3,053
19,967		International Shipholding Corp	337
20,753		Irish Continental Group plc	476
579,657		J.B. Hunt Transport Services, Inc	30,165
21,000	*	Japan Airlines Co Ltd	982
52,855		Japan Airport Terminal Co Ltd	627
200,802	*	Jet Airways India Ltd	1,312
859,351	*,e	JetBlue Airways Corp	4,116
2,010,000	e	Jiangsu Express	1,659
166,000		Jinzhou Port Co Ltd	57
99,500		Julio Simoes Logistica S.A.	539
498,083		Kamigumi Co Ltd	4,116
665,113		Kansas City Southern Industries, Inc	50,402
1,311,438	*,e	Kawasaki Kisen Kaisha Ltd	1,648
417,963	e	Keihin Electric Express Railway Co Ltd	3,937
482,104	e	Keio Corp	3,633
418,128		Keisei Electric Railway Co Ltd	3,772
1,383,487	e	Kintetsu Corp	5,418
19,200	e	Kintetsu World Express, Inc	614
138,232	*	Kirby Corp	7,641
210,912		Knight Transportation, Inc	3,016
103,157		Koninklijke Vopak NV	7,237
47,054		Korean Air Lines Co Ltd	2,002
46,887		Kuehne & Nagel International AG.	5,306
547,626		Lan Airlines S.A.	13,889
154,544		Landstar System, Inc	7,307
393,700	*	LLX Logistica S.A.	559
169,692		Localiza Rent A Car	2,980
42,200	*	Log-in Logistica Intermodal S.A.	131
515,893	*	Macquarie Atlas Roads Group	778
140,907		Mainfreight Ltd	1,184
318,800		Malaysia Airports Holdings BHD	580
344,500	*	Malaysian Airline System BHD	114
246,800		Malaysian Bulk Carriers BHD	111
104,616		Marten Transport Ltd	1,838
102,000		Maruzen Showa Unyu Co Ltd	336
95,421		Matson, Inc	1,995
540,183		Mermaid Marine Australia Ltd	1,732
1,110,900		MISC BHD	1,541

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

99,556		Mitsubishi Logistics Corp	$1,183
884,358	e	Mitsui OSK Lines Ltd	2,057
123,610		Mitsui-Soko Co Ltd	421
2,446,608		MTR Corp	9,249
458,550		Mundra Port and Special Economic Zone Ltd	1,105
581,710		National Express Group plc	1,972
1,015,658	e	Neptune Orient Lines Ltd	931
1,210,134		Nippon Express Co Ltd	4,584
139,600		Nippon Konpo Unyu Soko Co Ltd	1,806
2,188,606	e	Nippon Yusen Kabushiki Kaisha	3,866
150,000		Nissin Corp	396
706,353		Norfolk Southern Corp	44,945
210,443		Northgate plc	818
27,912	*	Norwegian Air Shuttle AS	525
490,900		Obrascon Huarte Lain Brasil S.A.	4,504
542,763	e	Odakyu Electric Railway Co Ltd	5,704
78,288		Oesterreichische Post AG.	2,802
586,746	*	Old Dominion Freight Line	17,696
194,976		Orient Overseas International Ltd	1,069
129,835	*,e	Pacer International, Inc	517
2,203,290		Pacific Basin Shipping Ltd	1,005
18,886		Panalpina Welttransport Holding AG.	1,806
33,235	*	Park-Ohio Holdings Corp	720
27,530	*	Patriot Transportation Holding, Inc	768
654,700		Pos Malaysia & Services Holdings BHD	665
550,600		Precious Shipping PCL	236
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0^
392,000		PT Citra Marga Nusaphala Persada Tbk	87
17,298,500	*	PT Garuda Indonesia Tbk	1,118
5,676,500		PT Jasa Marga Tbk	3,462
7,139,000		PT Trada Maritime Tbk	573
1,665,090	*	Qantas Airways Ltd	2,095
2,067,836		QR National Ltd	7,280
71,381	*,e	Quality Distribution, Inc	660
565,506		Qube Logistics Holdings Ltd	865
110,028	*,e	RailAmerica, Inc	3,022
65,673	*,e	Rand Logistics, Inc	495
179,512	*,e	Republic Airways Holdings, Inc	831
479,000		Road King Infrastructure	343
74,532	*	Roadrunner Transportation Services Holdings, Inc	1,206
46,434	*	Ryanair Holdings plc	264
19,896	*,e	Ryanair Holdings plc (ADR)	642
110,629		Ryder System, Inc	4,321
618,000	e	Sagami Railway Co Ltd	2,071
88,202	*	Saia, Inc	1,776
96	*,m	SAir Group	0^
388,000		Sankyu, Inc	1,465
135,400		Santos Brasil Participacoes S.A.	1,937
232,067	*,e	SAS AB	263
20,200		Sebang Co Ltd	291
396,287	e	Seino Holdings Corp	2,509
251,000		Senko Co Ltd	1,090

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

499,600		Shandong Airlines Co Ltd	$551
310,560	m	Shanghai Jinjiang International Investment Holdings Co	216
141,400	m	Shenzhen Chiwan Petroleum	158
259,100	m	Shenzhen Chiwan Wharf Holdings Ltd	303
876,000	e	Shenzhen Expressway Co Ltd	316
22,047,500		Shenzhen International Holdings	1,502
77,000	e	Shibusawa Warehouse Co Ltd	224
438,000		Shih Wei Navigation Co Ltd	380
118,000	*	Shinwa Kaiun Kaisha Ltd	124
1,886,500	e	Shun TAK Holdings Ltd	726
480,000		Sincere Navigation	419
520,905	e	Singapore Airlines Ltd	4,546
1,473,000		Singapore Airport Terminal Services Ltd	3,213
1,880,419		Singapore Post Ltd	1,677
2,662,000		Sinotrans Ltd	346
2,700,000	e	Sinotrans Shipping Ltd	606
2,077,000		SITC International Co Ltd	496
38,219		Sixt AG.	740
35,748		Sixt AG. (Preference)	566
125,327	*	Skymark Airlines, Inc	622
262,381		Skywest, Inc	2,710
1,186,048	e	SMRT Corp Ltd	1,618
11,065,075	*	Sociedad Matriz SAAM S.A.	1,190
167,800		Societa Iniziative Autostradali e Servizi S.p.A.	1,348
1,981,459		Southwest Airlines Co	17,378
3,165,355	*	SpiceJet Ltd	2,220
222,361	*	Spirit Airlines, Inc	3,798
1,002,600		Stagecoach Group plc	4,552
443,997	e	Stobart Group Ltd	846
51,449		Stolt-Nielsen S.A.	983
73,400	*,e	Student Transportation, Inc	499
134,590		STX Pan Ocean Co Ltd	447
291,767		Sumitomo Warehouse Co Ltd	1,340
450,423	*	Swift Transportation Co, Inc	3,883
1,764,793		Sydney Airport	5,776
516,000		T.Join Transportation Co	733
214,000		Taiwan Navigation Co Ltd	185
874,261		TAV Havalimanlari Holding AS	4,332
55,000		Tegma Gestao Logistica	908
1,114,200		Thai Airways International PCL	784
69,700		Thoresen Thai Agencies PCL	37
415,500	*	Tianjin Marine Shipping Co Ltd	106
5,414,000		Tianjin Port Development Holdings Ltd	577
580,000	*,e	Tiger Airways Holdings Ltd	355
263,226		TNT Express NV	2,747
524,566		TNT NV	1,825
845,534	e	Tobu Railway Co Ltd	4,550
1,283,170		Tokyu Corp	6,129
676,821	e	Toll Holdings Ltd	3,078
53,200		TPI-Triunfo Participacoes e Investimentos S.A.	291
181,930	f	TransContainer OAO (GDR) (purchased 03/30/11, cost $1,942)	2,274

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

177,340	e	TransForce, Inc	$3,139
1,089,176		Transurban Group	6,753
2,197,352	*	Turk Hava Yollari	4,603
2,747,751	*,e	UAL Corp	53,582
1,279,300		U-Ming Marine Transport Corp	2,041
2,854,154		Union Pacific Corp	338,787
2,700,381		United Parcel Service, Inc (Class B)	193,267
31,077		Universal Truckload Services, Inc	496
626,210	*,e	US Airways Group, Inc	6,550
581,392		UTI Worldwide, Inc	7,831
67,336	*	Virgin Australia Holdings Ltd	28
67,336	*,m	Virgin Australia Int Holdings	0^
11,668		VTG AG.	186
51,507	*,e	Vueling Airlines S.A.	317
905,057		Wan Hai Lines Ltd	506
155,021	e	Werner Enterprises, Inc	3,313
90,605	*,e	Wesco Aircraft Holdings, Inc	1,238
462,892		West Japan Railway Co	19,768
429,550		Wisdom Marine Lines Co Ltd	585
5,872,000		Xiamen International Port Co Ltd	589
64,498	*,e	XPO Logistics, Inc	789
339,257	e	Yamato Transport Co Ltd	5,366
1,423,415		Yang Ming Marine Transport	591
54,300		Yusen Air & Sea Service Co Ltd	494
4,488,000		Zhejiang Expressway Co Ltd	3,120
86,059	*,e	Zipcar, Inc	670

		TOTAL TRANSPORTATION	2,087,616

UTILITIES - 3.3%
1,610,254	e	A2A S.p.A.	798
5,188,831		Aboitiz Power Corp	4,170
20,935		Acciona S.A.	1,193
964,506	e	ACEA S.p.A.	5,778
200,231		Actelios S.p.A.	251
1,587,004	*	AES Corp	17,409
3,748,688		AES Gener S.A.	2,271
252,244		AES Tiete S.A.	2,837
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0^
438,688		AGL Energy Ltd	6,797
144,383		AGL Resources, Inc	5,907
2,157,976		Aguas Andinas S.A.	1,448
42,810	*	Akenerji Elektrik Uretim AS	48
22,453		Alerion Industries S.p.A.	113
327,703	e	Algonquin Power & Utilities Corp	2,223
158,501		Allete, Inc	6,616
460,575		Alliant Energy Corp	19,984
588,150		Ameren Corp	19,215
61,141	*,e	American DG Energy, Inc	158
1,273,174		American Electric Power Co, Inc	55,943
130,419		American States Water Co	5,795
1,322,373		American Water Works Co, Inc	49,007
722,323	e	APA Group	3,543

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

170,101	e	Aqua America, Inc	$4,212
32,469	e	Artesian Resources Corp	754
83,177		Ascopiave S.p.A.	143
97,339	e	Atco Ltd	7,624
415,778	e	Atlantic Power Corp	6,220
154,934	e	Atlantic Power Corp (Toronto)	2,320
111,204		Atmos Energy Corp	3,980
303,313		Avista Corp	7,807
1,579,580	*	Babcock & Brown Wind Partners	430
5,004,000	e	Beijing Enterprises Water Group Ltd	1,189
72,135	*	BF Utilities Ltd	551
2,324,000	*	Binhai Investment Co Ltd	120
19,553		BKW S.A.	722
157,295		Black Hills Corp	5,595
45,395	*	Boralex, Inc	403
60,971	*,e	Cadiz, Inc	592
212,174		California Water Service Group	3,957
6,318,480	*	Calpine Corp	109,310
147,765	e	Canadian Utilities Ltd	10,324
98,600		Capital Power Corp	2,135
7,620,623		Centerpoint Energy, Inc	162,318
906,641		Centrais Eletricas Brasileiras S.A.	5,411
740,624		Centrais Eletricas Brasileiras S.A. (Preference)	6,660
16,900		Centrais Eletricas de Santa Catarina S.A.	287
11,387,959		Centrica plc	60,261
84,664		CESC Ltd	531
384,529		CEZ AS	14,348
55,559	e	CH Energy Group, Inc	3,623
244,853	e	Challenger Infrastructure Fund	348
50,739		Chesapeake Utilities Corp	2,403
984,791		Cheung Kong Infrastructure Holdings Ltd	5,955
4,542,000		China Gas Holdings Ltd	2,482
3,136,000		China Longyuan Power Group Corp	2,055
5,300,000	*	China Oil and Gas Group Ltd	564
7,328,000	e	China Power International Development Ltd	1,998
8,540,000	*	China Power New Energy Development Co Ltd	322
1,022,000	e	China Resources Gas Group Ltd	2,081
2,956,599		China Resources Power Holdings Co	6,466
2,302,000	e	China Water Affairs Group Ltd	640
4,540,000	e	China WindPower Group Ltd	116
1,022,942		Chubu Electric Power Co, Inc	13,283
265,291	e	Chugoku Electric Power Co, Inc	3,526
159,773		Cia de Saneamento Basico do Estado de Sao Paulo	6,541
80,400		Cia de Saneamento de Minas Gerais-COPASA	1,828
61,245		Cia de Transmissao de Energia Electrica Paulista	1,138
835,186		Cia Energetica de Minas Gerais	10,126
387,671		Cia Energetica de Sao Paulo (Class B)	4,140
65,400		Cia Energetica do Ceara	1,178
297,419		Cia Paranaense de Energia	4,856
233,322		Cleco Corp	9,795
1,647,383		CLP Holdings Ltd	13,983
1,166,020		CMS Energy Corp	27,460

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,613,071		Colbun S.A.	$3,275
34,236		Connecticut Water Service, Inc	1,092
419,827	e	Consolidated Edison, Inc	25,143
62,438		Consolidated Water Co, Inc	516
2,613,206	*,e	Contact Energy Ltd	11,433
356,840		CPFL Energia S.A.	3,941
12,562,000	e	Datang International Power Generation Co Ltd	4,203
25,541	e	Delta Natural Gas Co, Inc	494
1,534,769		Dominion Resources, Inc	81,251
1,367,137		Drax Group plc	11,193
802,712		DTE Energy Co	48,115
2,059,525	e	DUET Group	4,347
3,629,736		Duke Energy Corp	235,208
4,626,211		E.ON AG.	109,931
9,160		E1 Corp	502
4,267,066		Edison International	194,963
385,901		EDP - Energias do Brasil S.A.	2,450
215,938		El Paso Electric Co	7,396
99,841	e	Electric Power Development Co	2,629
153,900		Electricite de France	3,218
310,500		Electricity Generating PCL	1,309
154,552		Eletropaulo Metropolitana de Sao Paulo S.A.	1,502
55,118		Elia System Operator S.A.	2,255
243,448		Empire District Electric Co	5,246
843,999		Empresa Electrica del Norte Grande S.A.	2,061
5,172,122		Empresa Nacional de Electricidad S.A.	8,368
776,939		Enagas	15,321
376,314		Endesa S.A.	7,236
226,611		Enea S.A.	1,157
1,446,888		Enel Green Power S.p.A	2,451
13,259,294		Enel S.p.A.	46,973
565,273		Energias de Portugal S.A.	1,553
1,024,060	*,e	Energy World Corp Ltd	422
18,348,360		Enersis S.A.	5,993
246,806		Entergy Corp	17,104
2,346,100		Envestra Ltd	2,196
1,344,639	e	Epure International Ltd	583
196,100		Equatorial Energia S.A.	1,732
48,270		EVN AG.	672
3,215,383		Exelon Corp	114,403
425,000	f	Federal Grid Co Unified Energy System JSC (ADR) (purchased 03/07/12, cost $2,488)	1,594
2,298,200	*	First Gen Corp	1,101
782,760		First Philippine Holdings Corp	1,482
1,878,726		FirstEnergy Corp	82,852
233,895	e	Fortis, Inc	7,977
547,861		Fortum Oyj	10,094
604,549		GAIL India Ltd	4,379
1,020,032		Gas Natural SDG S.A.	14,434
1,726,030	e	Gaz de France	38,477
88,405		Genie Energy Ltd	634
631,000		Glow Energy PCL	1,355

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

169,497		Great Plains Energy, Inc	$3,773
140,000		Great Taipei Gas Co Ltd	102
42,390	*	Greentech Energy Systems	94
7,320,000	e	Guangdong Investments Ltd	5,783
2,770		Gujarat Gas Co Ltd	18
194,239		Gujarat State Petronet Ltd	297
2,353,042	*	GVK Power & Infrastructure Ltd	651
558,645	e	Hastings Diversified Utilities Fund	1,507
160,612		Hawaiian Electric Industries, Inc	4,226
992,785		Hera S.p.A.	1,603
500,095	e	Hokkaido Electric Power Co, Inc	4,059
272,573	e	Hokuriku Electric Power Co	3,304
5,444,854		Hong Kong & China Gas Ltd	13,764
2,809,788		Hong Kong Electric Holdings Ltd	23,858
1,137,130	*	Huadian Energy Co Ltd	255
7,844,000	e	Huaneng Power International, Inc	5,947
723,000	e	Hyflux Ltd	825
6,600,247		Iberdrola S.A.	29,926
206,679	e	Idacorp, Inc	8,943
60,000	*	IDGC Holding JSC (ADR)	917
1,032,309	*	Indiabulls Infrastructure and Power Ltd	126
30,672		Indraprastha Gas Ltd	154
1,143,235	e	Infratil Ltd	2,050
156,051		Innergex Renewable Energy, Inc	1,722
142,126		Integrys Energy Group, Inc	7,419
511,751		Interconexion Electrica S.A.	2,707
711,107		Inversiones Aguas Metropolitanas S.A.	1,287
554,950		Iride S.p.A.	317
604,000		Isagen S.A. ESP	822
75,413	e	ITC Holdings Corp	5,700
246,472	e	Just Energy Income Fund	2,690
1,079,371	e	Kansai Electric Power Co, Inc	8,419
8,877		Korea District Heating Corp	551
325,870	*	Korea Electric Power Corp	8,182
31,142		Korea Gas Corp	1,998
344,999		Kyushu Electric Power Co, Inc	2,845
82,412		Laclede Group, Inc	3,544
93,500		Light S.A.	1,084
78,100		Macquarie Power & Infrastructure Income Fund	352
260,400	*	Magma Energy Corp	138
530,437		Manila Electric Co	3,242
1,761,200		Manila Water Co, Inc	1,141
338,074		MDU Resources Group, Inc	7,451
83,503	e	MGE Energy, Inc	4,425
58,559	e	Middlesex Water Co	1,122
273,000	*	MPX Energia S.A.	1,454
128,710		National Fuel Gas Co	6,955
8,915,175		National Grid plc	98,342
153,286		New Jersey Resources Corp	7,008
1,733,726		NextEra Energy, Inc	121,933
1,775,107		NiSource, Inc	45,230
1,556,850		Northeast Utilities	59,518

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

93,859	e	Northland Power Income Fund	$1,818
98,160		Northwest Natural Gas Co	4,833
194,933		NorthWestern Corp	7,062
1,282,368	e	NRG Energy, Inc	27,430
1,311,332		NTPC Ltd	4,180
1,088,028		NV Energy, Inc	19,595
55,379		Oest Elektrizitatswirts AG. (Class A)	1,147
1,236,295		OGE Energy Corp	68,565
106,400		Okinawa Electric Power Co, Inc	3,554
596,610		Oneok, Inc	28,822
63,141	e	Ormat Technologies, Inc	1,184
4,291,506	e	Osaka Gas Co Ltd	18,882
130,186	e	Otter Tail Corp	3,106
567,414		Pennon Group plc	6,627
279,691	e	Pepco Holdings, Inc	5,286
822,400		Petronas Gas BHD	5,103
1,169,284		PG&E Corp	49,893
293,157		Piedmont Natural Gas Co, Inc	9,522
654,808		Pinnacle West Capital Corp	34,574
414,595		PNM Resources, Inc	8,719
10,134,850		PNOC Energy Development Corp	1,478
1,039,260		Polska Grupa Energetyczna S.A.	6,001
371,083		Portland General Electric Co	10,034
2,000,146		Power Grid Corp of India Ltd	4,565
1,484,491		PPL Corp	43,124
27,008,000		PT Perusahaan Gas Negara	11,608
387,827		PTC India Ltd	520
153,669		Public Power Corp	721
980,666		Public Service Enterprise Group, Inc	31,558
690,200	*	Puncak Niaga Holding BHD	297
7,260		Pusan City Gas Co Ltd	142
371,166		Questar Corp	7,546
2,104,500		Ratchaburi Electricity Generating Holding PCL	3,317
18,663		Red Electrica de Espana	885
245,107		Redes Energeticas Nacionais S.A.	633
180,294		Reliance Energy Ltd	1,831
803,361	*	Reliance Power Ltd	1,493
5,722,777	*,e	RRI Energy, Inc	14,479
64,143		Rubis	3,765
1,495,557		RusHydro (ADR)	3,991
578,339		RWE AG.	25,880
299	e	RWE AG. (Preference)	12
9,368		Samchully Co Ltd	835
347,283	e	SCANA Corp	16,763
160,306		Scottish & Southern Energy plc	3,607
39,413	e	Sechilienne-Sidec	621
822,387		Sempra Energy	53,036
282,636		Severn Trent plc	7,664
192,150	e	Shikoku Electric Power Co, Inc	2,166
116,000		Shizuoka Gas Co Ltd	849
50,304	e	SJW Corp	1,276
513,088	e	Snam Rete Gas S.p.A.	2,276

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

111,993		South Jersey Industries, Inc	$5,928
3,223,411		Southern Co	148,567
231,919		Southwest Gas Corp	10,251
2,201,927		SP AusNet	2,387
3,395,547	f	Spark Infrastructure Group (purchased 05/29/09, cost $4,073)	5,729
226,340		Suez Environnement S.A.	2,560
1,214,450		Taiwan Cogeneration Corp	801
1,443,502		Tata Power Co Ltd	2,923
1,419,621		Tauron Polska Energia S.A.	2,170
264,539		TECO Energy, Inc	4,693
115,230		Telecom Plus plc	1,575
4,523,418		Tenaga Nasional BHD	10,056
93,062		Terna Energy S.A.	242
222,801		Terna Rete Elettrica Nazionale S.p.A.	831
4,535,500		Thai Tap Water Supply PCL	1,119
487,208	e	Toho Gas Co Ltd	3,233
367,898	*	Tohoku Electric Power Co, Inc	2,957
1,416,806	*,e	Tokyo Electric Power Co, Inc	2,332
5,869,285		Tokyo Gas Co Ltd	32,275
1,176,000		Towngas China Co Ltd	870
237,720		Tractebel Energia S.A.	3,752
354,820	e	TransAlta Corp	5,432
170,004		UGI Corp	5,398
188,241		UIL Holdings Corp	6,750
919,648		United Utilities Group plc	10,632
54,308		Unitil Corp	1,478
201,408		UNS Energy Corp	8,431
179,222	e	Utilities Select Sector SPDR Fund	6,524
77,800		Valener, Inc	1,268
429,546		Vector Ltd	1,014
99,058		Vectren Corp	2,833
272,627		Veolia Environnement	2,933
445,595	e	Westar Energy, Inc	13,216
187,048		WGL Holdings, Inc	7,529
595,794		Wisconsin Energy Corp	22,444
4,502,744		Xcel Energy, Inc	124,771
3,118,000		Xinao Gas Holdings Ltd	13,092
1,090		YESCO Co Ltd	29
51,441	e	York Water Co	943
7,456,782		YTL Corp BHD	4,181
4,718,690		YTL Power International BHD	2,557
1,453,400		Zhejiang Southeast Electric Power Co (Class B)	759
629,253	*	Zorlu Enerji Elektrik Uretim AS	368

		TOTAL UTILITIES	3,491,319

		TOTAL COMMON STOCKS	105,252,851

		(Cost $93,815,494)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

PREFERRED STOCKS - 0.1%
DIVERSIFIED FINANCIALS - 0.0%
319,300		Daishin Securities Co Ltd Pref 2	$1,728

		TOTAL DIVERSIFIED FINANCIALS	1,728

FOOD, BEVERAGE & TOBACCO - 0.1%
1,434,496	*	Ambev Cia De Bebidas Das	54,974

		TOTAL FOOD, BEVERAGE & TOBACCO	54,974

REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	20

		TOTAL REAL ESTATE	20

		TOTAL PREFERRED STOCKS	56,722

		(Cost $37,072)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
615,526		CaixaBank	51
1,019,900	m	Krung Thai Bank PCL	188

		TOTAL BANKS	239

CAPITAL GOODS - 0.0%
251,892		Access Engineering Ltd	43
92,930		Brookfield Incorporacoes S.A.	39
23,425		Gamuda Berhad	7
4,000		IJM Corp BHD - Warrants	2
497,119		YTL Corp Bhd	47

		TOTAL CAPITAL GOODS	138

CONSUMER SERVICES - 0.0%
158,733	m	Raffles Education Corp Ltd	29

		TOTAL CONSUMER SERVICES	29

ENERGY - 0.0%
89,971		Cie Generale de Geophysique-Veritas	145
123,722		Etablissements Maurel et Prom CW14	39
96,000		Kinder Morgan, Inc	335
45,556	e,m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	519

FOOD, BEVERAGE & TOBACCO - 0.0%
249,814		John Keells Holdings plc	442

		TOTAL FOOD, BEVERAGE & TOBACCO	442

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
60,780		Hartalega Holdings BHD	23

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	23

INSURANCE - 0.0%
415		Bajaj Finserv Ltd	1

		TOTAL INSURANCE	1

MATERIALS - 0.0%
343,126		G Steel PCL	0	^
1,558		Kinross Gold Corp	1

		TOTAL MATERIALS	1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
588,021		Allos Therapeutics, Inc			$12

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12

REAL ESTATE - 0.0%
782,112	m	Aspen Group			0	^
240,670		Citycon OYJ			30
4,761,352	m	GPT Group			0	^
66,140		IJM Land BHD - CW13			17
24,524	m	Nieuwe Steen Investments NV			0	^
164,600		Ticon Industrial Connection PCL			15

		TOTAL REAL ESTATE			62

RETAILING - 0.0%
16,061,910		Empresas La Polar S.A.			367
12,126	e	Liberty Ventures			164

		TOTAL RETAILING			531

SOFTWARE & SERVICES - 0.0%
48,248	m	Myriad Group AG.			0	^

		TOTAL SOFTWARE & SERVICES			0	^

		TOTAL RIGHTS / WARRANTS			1,997

		(Cost $1,157)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 5.7%
GOVERNMENT AGENCY DEBT - 0.1%
$30,000,000	Federal Home Loan Bank (FHLB)	0.001%	10/01/12	30,000
48,500,000	FHLB	0.135	12/14/12	48,496

	TOTAL GOVERNMENT AGENCY DEBT			78,496

TREASURY DEBT - 0.3%
23,300,000	United States Treasury Bill	0.048	10/04/12	23,300
15,600,000	United States Treasury Bill	0.076	10/11/12	15,600
30,900,000	United States Treasury Bill	0.073	10/18/12	30,899
77,500,000	United States Treasury Bill	0.041-0.095	10/25/12	77,496
5,200,000	United States Treasury Bill	0.095	11/01/12	5,200
11,700,000	United States Treasury Bill	0.054-0.090	11/15/12	11,699
51,200,000	United States Treasury Bill	0.075-0.095	11/29/12	51,195
67,100,000	United States Treasury Bill	0.091-0.095	12/06/12	67,089
38,270,000	United States Treasury Bill	0.080	12/13/12	38,264
15,000,000	United States Treasury Bill	0.068	01/17/13	14,997

	TOTAL TREASURY DEBT			335,739

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%
REPURCHASE AGREEMENTS - 5.0%
250,000,000	o	Bank of Nova Scotia	0.210%	10/01/12	$250,000
875,000,000	p	Barclays Capital	0.150-0.200	10/01/12	875,000
123,000,000	q	BNP	0.170	10/01/12	123,000
609,000,000	r	Calyon	0.170	10/01/12	609,000
60,000,000	s	Citigroup	0.210	10/01/12	60,000
885,000,000	t	CSFB	0.200-0.230	10/01/12	885,000
104,000,000	u	Deutsche Bank	0.150	10/01/12	104,000
350,000,000	v	HSBC	0.120-0.200	10/01/12	350,000
800,824,000	w	Merrill Lynch	0.150-0.170	10/01/12	800,824
248,000,000	x	Morgan Stanley	0.200	10/01/12	248,000
670,000,000	y	Royal Bank of Scotland	0.200	10/01/12	670,000
300,000,000	z	UBS Warburg	0.170	10/01/12	300,000

		TOTAL REPURCHASE AGREEMENTS			5,274,824

VARIABLE RATE SECURITY - 0.3%
58,000,000	i	American Express Credit Account Master	0.520	10/15/12	58,000
14,993,731	i	Granite Master Issuer plc 2006	0.540	12/20/50	14,671
11,855,508	i	Granite Master Issuer plc 2007	0.570	12/20/50	11,601
6,575,234	i	Medallion Trust Series 2005	0.590	08/22/36	6,437
13,543,188	i	Nelnet Student Loan Trust 2007	0.620	09/25/18	13,533
13,226,200	i	Puma Global Mortgage Backed Trust	0.610	02/21/38	12,766
170,000,000	i	SLM Student Loan Trust 2007	0.640	01/25/19	167,417
30,196,400	i	SLM Student Loan Trust 2008	0.800	10/25/16	30,111

		TOTAL VARIABLE RATE SECURITY			314,536

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			5,589,360

		TOTAL SHORT-TERM INVESTMENTS			6,003,595

		(Cost $6,006,217)
		TOTAL INVESTMENTS - 105.2%			111,320,941
		(Cost $99,864,592)
		OTHER ASSETS & LIABILITIES, NET - (5.2)%			(5,479,334)

		NET ASSETS - 100.0%			$105,841,607

		Abbreviation(s):
ADR		American Depositary Receipt
ETF		Exchange Traded Fund
GDR		Global Depositary Receipt
NVDR		Non Voting Depository Receipt
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depository Receipts

*		Non-income producing.
^		Amount represents less than $1,000.
a		Affiliated holding.
b		In bankruptcy
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,325,197,000.
f		Restricted security. At 9/30/2012, the aggregate value of these securities amounted to $174,464,000 or 0.2% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2012 the aggregate value of these securities amounted to $1,162,000 or 0.0% of net assets.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
o	Agreement with Bank of Nova Scotia, 0.21% dated 9/28/12 to be repurchased at $250,005,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $255,005,000.
p	Agreement with Barclays Capital, 0.15%-0.20% dated 9/28/12 to be repurchased at $875,015,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $892,500,000.
q	Agreement with BNP, 0.17% dated 09/28/12 to be repurchased at $123,002,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $125,460,000.
r	Agreement with Calyon, 0.17% dated 09/28/12 to be repurchased at $609,009,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $621,180,000.
s	Agreement with Citigroup, 0.21% dated 09/28/12 to be repurchased at $60,001,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $61,200,000.
t	Agreement with CSFB, 0.20-0.23% dated 09/28/12 to be repurchased at $885,016,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $902,701,000.
u	Agreement with Deutsche Bank, 0.15% dated 09/28/12 to be repurchased at $104,001,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $106,080,000.
v	Agreement with HSBC, 0.12-0.20% dated 09/28/12 to be repurchased at $350,005,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $357,001,000.
w	Agreement with Merrill Lynch, 0.15-0.17% dated 09/28/12 to be repurchased at $800,835,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $816,841,000.
x	Agreement with Morgan Stanley, 0.20% dated 09/28/12 to be repurchased at $248,004,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $252,960,000.
y	Agreement with Royal Bank of Scotland, 0.20% dated 09/28/12 to be repurchased at $670,011,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $683,404,000.
z	Agreement with UBS Warburg, 0.17% dated 09/28/12 to be repurchased at $300,004,000 on 10/01/12, collateralized by U.S. Treasury Securities valued at $306,000,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
September 30, 2012

Country	Value (000)	% of total portfolio

DOMESTIC

UNITED STATES	$78,583,548	70.6%

TOTAL DOMESTIC	78,583,548	70.6

FOREIGN

ARGENTINA	1,469	0.0
AUSTRALIA	1,675,007	1.5
AUSTRIA	109,570	0.1
BAHAMAS	117	0.0
BELGIUM	238,131	0.2
BERMUDA	36,840	0.0
BRAZIL	951,901	0.9
CAMBODIA	1,809	0.0
CANADA	2,888,317	2.6
CAYMAN ISLANDS	1,457	0.0
CHILE	140,522	0.1
CHINA	1,298,028	1.2
COLOMBIA	115,419	0.1
CYPRUS	4,887	0.0
CZECH REPUBLIC	26,809	0.0
DENMARK	258,226	0.2
EGYPT	25,376	0.0
FAROE Islands	375	0.0
FINLAND	117,718	0.1
FRANCE	1,867,987	1.7
GERMANY	1,892,644	1.7
GIBRALTAR	1,583	0.0
GREECE	30,336	0.0
GUERNSEY, C.I.	5,646	0.0
HONG KONG	686,890	0.6
HUNGARY	19,117	0.0
INDIA	648,088	0.6
INDONESIA	253,990	0.2
IRELAND	216,353	0.2
Isle of Man	3,794	0.0
ISRAEL	265,503	0.3
ITALY	454,626	0.4
JAPAN	4,479,286	4.0
JERSEY, C.I.	14,803	0.0
KOREA, REPUBLIC OF	1,233,529	1.1
LIECHTENSTEIN	1,449	0.0
LUXEMBOURG	34,066	0.0
MALAYSIA	256,992	0.2
MACAU	77,294	0.1
MEXICO	426,390	0.4
MONACO	816	0.0
MOROCCO	5,774	0.0
NETHERLANDS	1,032,140	0.9
NEW ZEALAND	64,747	0.1
NORWAY	274,160	0.3
PANAMA	13,819	0.0
PERU	38,255	0.0
PHILIPPINES	94,893	0.1
POLAND	122,393	0.1

Country	Value (000)	% of total portfolio

PORTUGAL	22,109	0.0
PUERTO RICO	1,901	0.0
RUSSIA	447,140	0.4
SINGAPORE	322,556	0.3
SOUTH AFRICA	591,030	0.6
SPAIN	438,051	0.4
SRI LANKA	485	0.0
SWEDEN	570,038	0.5
SWITZERLAND	1,713,165	1.5
TAIWAN	893,633	0.8
THAILAND	206,368	0.2
TURKEY	161,156	0.2
UKRAINE	5,159	0.0
UNITED ARAB EMIRATES	23,986	0.0
UNITED KINGDOM	4,931,275	4.5

TOTAL FOREIGN	32,737,393	29.4

TOTAL PORTFOLIO	$111,320,941	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.8%

AUSTRALIA - 2.6%
155,815		AGL Energy Ltd	$2,414
30,640		ALS Ltd	272
800,945	e	Alumina Ltd	697
356,590		Amcor Ltd	2,861
1,002,431		AMP Ltd	4,479
46,777	e	APA Group	229
207,490		Asciano Group	935
1,133,344		Australia & New Zealand Banking Group Ltd	28,963
54,819		Australian Stock Exchange Ltd	1,675
51,854		Bendigo Bank Ltd	412
1,813,801		BHP Billiton Ltd	61,976
758,880	*	BlueScope Steel Ltd	329
101,176		Boral Ltd	401
357,545		Brambles Ltd	2,591
18,575		Caltex Australia Ltd	316
86,035		Centro Retail Australia (REIT)	187
258,903		CFS Gandel Retail Trust	517
182,590		Coca-Cola Amatil Ltd	2,563
5,208	e	Cochlear Ltd	361
462,099		Commonwealth Bank of Australia	26,607
6,000,000		Commonwealth Property Office Fund	6,428
146,400		Computershare Ltd	1,256
61,166		Crown Ltd	575
145,930		CSL Ltd	6,941
799,457	e	David Jones Ltd	2,076
647,315		DB RREEF Trust	636
66,488		DuluxGroup Ltd	227
99,933	e	Echo Entertainment Group Ltd	395
1,645,062	e	Fortescue Metals Group Ltd	5,898
719,839		GPT Group (ASE)	2,531
70,569	e	Harvey Norman Holdings Ltd	141
38,343		Iluka Resources Ltd	392
320,905		Incitec Pivot Ltd	985
636,776		Insurance Australia Group Ltd	2,872
302,136	e	John Fairfax Holdings Ltd	129
47,094		Leighton Holdings Ltd	806
193,760		Lend Lease Corp Ltd	1,570
152,761	*,e	Lynas Corp Ltd	124
193,361		Macquarie Goodman Group	790
117,569		Macquarie Group Ltd	3,447
111,268		Metcash Ltd	407
1,107,546		Mirvac Group	1,638
1,000,000	e	Myer Holdings Ltd	1,800

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,091,503		National Australia Bank Ltd	$28,698
301,777		Newcrest Mining Ltd	9,072
349,707		OneSteel Ltd	196
117,012		Orica Ltd	3,009
365,177		Origin Energy Ltd	4,279
116,821		Oxiana Ltd	811
152,154	*	Qantas Airways Ltd	191
452,224		QBE Insurance Group Ltd	6,040
156,450		QR National Ltd	551
211,901		Ramsay Health Care Ltd	5,268
391,278		Rio Tinto Ltd	21,492
288,975		Santos Ltd	3,390
22,012	e	Sims Group Ltd	218
33,477		Sonic Healthcare Ltd	469
214,387		SP AusNet	232
822,500		Stockland Trust Group	2,837
459,945		Suncorp-Metway Ltd	4,387
69,180		Sydney Airport	226
94,695		Tabcorp Holdings Ltd	271
180,904		Tattersall’s Ltd	507
1,599,066		Telstra Corp Ltd	6,483
255,184		Toll Holdings Ltd	1,161
370,941		Transurban Group	2,300
363,864		Wesfarmers Ltd	12,878
4,153,911		Westfield Group	43,651
1,341,261		Westfield Retail Trust	4,005
839,962		Westpac Banking Corp	21,537
29,800		Whitehaven Coal Ltd	88
211,997		Woodside Petroleum Ltd	7,252
373,691		Woolworths Ltd	11,127
40,242		WorleyParsons Ltd	1,174

		TOTAL AUSTRALIA	384,649

AUSTRIA - 0.2%
83,509		Andritz AG.	4,735
82,900		Austriamicrosystems AG.	8,275
20,360	*	Erste Bank der Oesterreichischen Sparkassen AG.	455
49,423		IMMOFINANZ Immobilien Anlagen AG.	180
7,264		Oest Elektrizitatswirts AG. (Class A)	150
170,000		Oesterreichische Post AG.	6,084
15,194		OMV AG.	532
5,212	e	Raiffeisen International Bank Holding AG.	189
28,514		Telekom Austria AG.	202
11,158		Voestalpine AG.	335
3,986		Wiener Staedtische Allgemeine Versicherung AG.	169
904,573	e	Wienerberger AG.	7,016

		TOTAL AUSTRIA	28,322

BELGIUM - 0.7%
22,897	*	Ageas	550
31,925	*	Anheuser-Busch InBev NV	0	^
14,547		Belgacom S.A.	444
7,491	e	Colruyt S.A.	326

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

9,619		Delhaize Group	$371
7,564		Groupe Bruxelles Lambert S.A.	562
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
543,338		InBev NV	46,482
15,432		KBC Groep NV	371
2,869		Mobistar S.A.	91
5,824		Solvay S.A.	675
2,293		Telenet Group Holding NV	102
628,352		UCB S.A.	34,577
215,776	e	Umicore	11,296

		TOTAL BELGIUM	95,847

BERMUDA - 0.0%
83,000		Validus Holdings Ltd	2,815

			2,815

BRAZIL - 0.3%
329,000		BTG Pactual Participations Ltd	5,242
23,506	e	Companhia Vale do Rio Doce (ADR)	421
1,439,300	*	Gol Linhas Aereas Inteligentes S.A.	8,214
1,000,000		Klabin S.A.	5,229
850,000		Marcopolo S.A.	4,969
9,699,100		PDG Realty S.A.	18,276

		TOTAL BRAZIL	42,351

CANADA - 3.9%
29,390		Agnico-Eagle Mines Ltd	1,525
141,821	e	Agrium, Inc (Toronto)	14,714
16,457		Alimentation Couche Tard, Inc	756
36,451	e	ARC Energy Trust	886
28,252	*	Athabasca Oil Corp	379
1,275		Bank of Montreal	75
235,167		Bank of Montreal (Toronto)	13,898
345,885	e	Bank of Nova Scotia	18,971
756,187		Barrick Gold Corp (Canada)	31,598
61,793	e	Baytex Energy Trust	2,937
192,825	e	BCE, Inc	8,483
43,173	e	Bell Aliant Regional Communications Income Fund	1,198
97,055	*	Biovail Corp (Toronto)	5,357
368,461	e	Bombardier, Inc	1,383
12,795	e	Bonavista Energy Trust	227
149,963		Brookfield Asset Management, Inc	5,177
129,286		CAE, Inc	1,385
195,789	e	Cameco Corp	3,814
202,611	e	Canadian Imperial Bank of Commerce/Canada	15,859
353,456	e	Canadian National Railway Co	31,276
452,304		Canadian Natural Resources Ltd (Canada)	13,954
211,194		Canadian Oil Sands Trust	4,522
163,673	e	Canadian Pacific Railway Ltd (Toronto)	13,584
11,775	e	Canadian Tire Corp Ltd	847
12,150		Canadian Utilities Ltd	849
240,000		Cenovus Energy, Inc	8,364
387,580		Cenovus Energy, Inc (Toronto)	13,526
15,912		Centerra Gold, Inc	199
378,900	*,e	CGI Group, Inc	10,175
39,706	e	CI Financial Corp	918

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

241,040	e	Crescent Point Energy Corp	$10,673
208,200		Dollarama, Inc	13,289
307,011		Eldorado Gold Corp	4,681
6,922		Empire Co Ltd	417
217,303	e	Enbridge, Inc	8,488
195,323	e	EnCana Corp	4,278
26,771	e	Enerplus Resources Fund	444
5,324		Fairfax Financial Holdings Ltd	2,056
91,548		Finning International, Inc	2,220
215,962		First Quantum Minerals Ltd	4,602
57,853	e	Fortis, Inc	1,973
72,159	*	Franco-Nevada Corp	4,253
11,915	*	George Weston Ltd	767
15,771		Gildan Activewear, Inc	500
240,731		Goldcorp, Inc	11,053
135,367		Great-West Lifeco, Inc	3,079
47,970		H&R Real Estate Investment Trust	1,229
158,594	e	Husky Energy, Inc	4,262
80,946		IAMGOLD Corp	1,284
56,529	e	IGM Financial, Inc	2,207
128,020		Imperial Oil Ltd	5,892
17,490		Industrial Alliance Insurance and Financial Services, Inc	499
23,272		ING Canada, Inc	1,416
6,905		Inmet Mining Corp	328
51,030	*,e	Ivanhoe Mines Ltd	434
505,359		Kinross Gold Corp	5,171
15,642	e	Loblaw Cos Ltd	543
38,755	*,e	Lululemon Athletica, Inc	2,866
108,304	e	Magna International, Inc (Class A)	4,683
150,000		Manitoba Telecom Services, Inc	5,150
498,661	e	Manulife Financial Corp	6,011
17,214	*	MEG Energy Corp	655
133,913	e	Metro, Inc	7,955
71,999	e	National Bank of Canada	5,449
227,691	*	New Gold, Inc	2,791
129,050		Nexen, Inc	3,269
21,902		Onex Corp	864
34,623	*	Open Text Corp	1,909
239,401	*	Osisko Mining Corp	2,372
22,783	e	Pan American Silver Corp	488
40,375	e	Pembina Pipeline Income Fund	1,133
51,066	e	Pengrowth Energy Trust	344
152,872	e	Penn West Energy Trust	2,175
321,234		Potash Corp of Saskatchewan Toronto	13,962
170,818	e	Power Corp Of Canada	4,153
115,199	e	Power Financial Corp	2,978
171,020	*	Precision Drilling Trust	1,345
23,125		ProEx Energy Ltd	515
84,217		RioCan Real Estate Investment Trust	2,370
38,011	e	Ritchie Bros Auctioneers, Inc	731
108,875	e	Rogers Communications, Inc (Class B)	4,408
669,717	e	Royal Bank of Canada (Toronto)	38,517

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

61,233	e	Saputo, Inc	$2,632
64,239	e	Shaw Communications, Inc (B Shares)	1,315
92,042	e	Shoppers Drug Mart Corp	3,832
155,015		Silver Wheaton Corp	6,162
23,259		SNC-Lavalin Group, Inc	898
183,345		Sun Life Financial, Inc	4,256
1,147,549		Suncor Energy, Inc	37,750
301,973	e	Talisman Energy, Inc	4,036
148,977		Teck Cominco Ltd	4,396
71,708	e	TELUS Corp, non-voting shares	4,486
173,574	e	Thomson Corp (Toronto)	5,018
71,000		Tim Hortons, Inc (Toronto)	3,695
71	*	TMX Group Ltd	4
474,755	e	Toronto-Dominion Bank	39,594
10,663	*	Tourmaline Oil Corp	333
129,182	e	TransAlta Corp	1,978
333,541	e	TransCanada Corp	15,179
200,000	e	Trican Well Service Ltd	2,602
19,321	e	Vermilion Energy Trust	908
130,151		Viterra, Inc	2,133
176,120	e	Yamana Gold, Inc	3,364

		TOTAL CANADA	584,538

CHINA - 0.5%
3,500,000	e	Agile Property Holdings Ltd	3,912
794,000	e	Agricultural Bank of China	307
5,000,000		Air China Ltd	3,126
2,708,700		Bank of Communications Co Ltd	1,827
7,000,000		Beijing Capital International Airport Co Ltd	4,675
1,122,000		China Aoyuan Property Group Ltd	143
1,119,500	e	China Merchants Bank Co Ltd	1,871
1,300,257	*	China New Town Development Co Ltd	53
5,000,000	e	China Railway Construction Corp	4,451
9,000,000		China Railway Group Ltd	3,912
3,147,800		China Resources Enterprise	10,474
6,154,000		China Unicom Ltd	10,029
3,930,000		CNOOC Ltd	7,979
87,584	e	Cosco Corp Singapore Ltd	69
187,728	*,e	Foxconn International Holdings Ltd	62
209,000	*,e	Glorious Property Holdings Ltd	32
6,877,000	e	Industrial & Commercial Bank of China	4,035
791,000		Intime Department Store Group Co Ltd	851
198,186	*,e	Melco PBL Entertainment Macau Ltd (ADR)	2,672
180,000	e	Ping An Insurance Group Co of China Ltd	1,347
3,000,000	e	Shimao Property Holdings Ltd	5,127
2,185,825	e	Sino-Ocean Land Holdings Ltd	1,230
168,000		Tencent Holdings Ltd	5,688
950,000		Xinao Gas Holdings Ltd	3,989
836,000	e	Xingda International Holdings Ltd	262
169,000	e	Yangzijiang Shipbuilding	134
1,650,000	e	Yanlord Land Group Ltd	1,595

		TOTAL CHINA	79,852

COLUMBIA - 0.1%
517,600		Pacific Rubiales Energy Corp (Toronto)	12,367

		TOTAL COLUMBIA	12,367

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

DENMARK - 0.5%
55		AP Moller - Maersk AS (Class A)	$372
120		AP Moller - Maersk AS (Class B)	858
50,501		Carlsberg AS (Class B)	4,474
797,295		Christian Hansen Holding	23,959
2,171	e	Coloplast AS (Class B)	452
55,114	*	Danske Bank AS	993
19,083		DSV AS	429
141,508		Novo Nordisk AS (Class B)	22,270
38,318		Novozymes AS	1,057
725,684		TDC AS	5,295
30,000	*	Topdanmark AS	5,862
2,057		TrygVesta AS	133
2,525	*	William Demant Holding	226

		TOTAL DENMARK	66,380

FINLAND - 0.2%
13,213	e	Elisa Oyj (Series A)	299
223,037		Fortum Oyj	4,109
100,000		KCI Konecranes Oyj	2,909
6,232	e	Kesko Oyj (B Shares)	177
15,249		Kone Oyj (Class B)	1,057
12,168		Metso Oyj	436
12,237		Neste Oil Oyj	161
290,663	e	Nokia Oyj	754
10,338		Nokian Renkaat Oyj	422
13,376		OKO Bank (Class A)	176
4,898	e	Orion Oyj (Class B)	105
287,900	e	Outotec Oyj	13,710
41,467		Sampo Oyj (A Shares)	1,292
56,835	e	Stora Enso Oyj (R Shares)	354
51,053		UPM-Kymmene Oyj	579
16,314	e	Wartsila Oyj (B Shares)	566

		TOTAL FINLAND	27,106

FRANCE - 3.3%
14,619		Accor S.A.	487
3,014		Aeroports de Paris	240
29,501		Air Liquide	3,657
214,811	*,e	Alcatel S.A.	237
365,891		Alstom RGPT	12,809
371,710		Arkema	34,793
349,855		Atos Origin S.A.	24,342
165,203		AXA S.A.	2,459
977,413		BNP Paribas	46,340
9,205		Bouygues S.A.	224
4,961		Bureau Veritas S.A.	509
14,332		Cap Gemini S.A.	606
59,715		Carrefour S.A.	1,239
5,293		Casino Guichard Perrachon S.A.	468
2,818		Christian Dior S.A.	377
14,789		CNP Assurances	193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

`

SHARES		COMPANY	VALUE (000)

333,210		Compagnie de Saint-Gobain	$11,663
13,171	*,e	Compagnie Generale de Geophysique S.A.	423
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	0	^
19,847		Compagnie Generale d’Optique Essilor International S.A.	1,857
91,985	*	Credit Agricole S.A.	633
6,385	e	Dassault Systemes S.A.	671
1,700,979		Edenred	47,763
25,474		Electricite de France	533
3,241		Eurazeo	148
6,443		Eutelsat Communications	207
2,328		Fonciere Des Regions	175
112,941		France Telecom S.A.	1,368
772,700	*,e	GameLoft	5,142
132,500	e	Gaz de France	2,954
2,005		Gecina S.A.	205
134,039		Groupe Danone	8,247
30,582		Groupe Eurotunnel S.A.	215
2,150		Icade	175
1,088	e	Iliad S.A.	177
3,402		Imerys S.A.	200
979,625	e	JC Decaux S.A.	22,175
9,475		Klepierre	332
492,918		Lafarge S.A.	26,483
6,169		Lagardere S.C.A.	168
17,219		Legrand S.A.	649
16,714		L’Oreal S.A.	2,067
106,567		LVMH Moet Hennessy Louis Vuitton S.A.	15,998
166,298		Michelin (C.G.D.E.) (Class B)	13,021
84,903		Natixis	267
69,791		Pernod-Ricard S.A.	7,828
9,439	e	Peugeot S.A.	75
6,483		PPR	995
8,803	e	Publicis Groupe S.A.	492
397,706		Remy Cointreau S.A.	45,729
112,084		Renault S.A.	5,252
674,344		Rexel S.A.	13,569
20,674		Safran S.A.	744
386,297		Sanofi-Aventis	33,058
48,907		Schneider Electric S.A.	2,892
16,638		SCOR	429
62,765		Societe BIC S.A.	7,581
773,655	*	Societe Generale	21,924
4,838		Sodexho Alliance S.A.	364
15,071		Suez Environnement S.A.	170
303,264		Technip S.A.	33,696
9,197	e	Thales S.A.	316
210,260		Total S.A.	10,460
8,577		Unibail	1,709
10,189		Vallourec	430
16,342		Veolia Environnement	176
43,534		Vinci S.A.	1,852
123,509		Vivendi Universal S.A.	2,407
1,728		Wendel	146
1,858		Zodiac S.A.	181

		TOTAL FRANCE	485,371

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

GERMANY - 3.5%
10,795		Adidas-Salomon AG.	$886
547,404		Allianz AG.	65,285
2,024		Axel Springer AG.	88
515,952		BASF AG.	43,596
988,076		Bayer AG.	84,964
283,150		Bayerische Motoren Werke AG.	20,763
535		Bayerische Motoren Werke AG. (Preference)	28
267,679		Beiersdorf AG.	19,660
96,210		Brenntag AG.	12,328
8,435		Celesio AG.	151
368,439	*	Commerzbank AG.	659
46,138		Continental AG.	4,525
310,905		Daimler AG. (Reg)	15,090
60,731		Deutsche Bank AG.	2,406
19,164		Deutsche Boerse AG.	1,060
22,459		Deutsche Lufthansa AG.	305
83,655		Deutsche Post AG.	1,634
276,431		Deutsche Telekom AG.	3,399
1,365,082		E.ON AG.	32,438
3,577		Fraport AG. Frankfurt Airport Services Worldwide	207
215,265		Fresenius Medical Care AG.	15,790
11,518		Fresenius SE	1,337
59,364		GEA Group AG.	1,800
5,975		Hannover Rueckversicherung AG.	382
13,830		HeidelbergCement AG.	726
12,844		Henkel KGaA	838
17,574		Henkel KGaA (Preference)	1,400
1,760	*	Hochtief AG.	83
1,297		Hugo Boss AG.	114
106,265		Infineon Technologies AG.	675
17,132		K&S AG.	844
240,754	*,e	Kabel Deutschland Holding AG.	17,186
94,187		Lanxess AG.	7,824
17,371		Linde AG.	2,994
129,497		MAN AG.	11,877
3,329		Merck KGaA	411
11,720		Metro AG.	351
109,290		Muenchener Rueckver AG.	17,089
60,000		Norddeutsche Affinerie AG.	3,502
15,043		Porsche AG.	901
144,577		ProSiebenSat.1 Media AG.	3,645
70,878		Rheinmetall AG.	3,311
35,620		RWE AG.	1,594
3,154	e	RWE AG. (Preference)	126
3,907		Salzgitter AG.	151
771,843		SAP AG.	54,927
81,391		Siemens AG.	8,141
196,407	e	Suedzucker AG.	6,958
35,687		ThyssenKrupp AG.	760
4,736		United Internet AG.	97
26,542		Volkswagen AG.	4,449
200,041		Volkswagen AG. (Preference)	36,577
851	e	Wacker Chemie AG.	55
341,804		Wirecard AG.	7,866

		TOTAL GERMANY	524,253

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

GREECE - 0.0%
19,469		Coca Cola Hellenic Bottling Co S.A.	$363
19,237		OPAP S.A.	99

		TOTAL GREECE	462

HONG KONG - 1.0%
7,219,400		AIA Group Ltd	26,751
17,758	e	ASM Pacific Technology	210
129,266	e	Bank of East Asia Ltd	482
2,570,448		BOC Hong Kong Holdings Ltd	8,129
105,237	e	Cathay Pacific Airways Ltd	170
596,111		Cheung Kong Holdings Ltd	8,708
42,661		Cheung Kong Infrastructure Holdings Ltd	258
7,098,000	e	China Resources Cement Holdings Ltd	4,101
496,956		CLP Holdings Ltd	4,218
2,188,021	e	Esprit Holdings Ltd	3,354
190,504		First Pacific Co	206
126,000	*,e	Galaxy Entertainment Group Ltd	419
217,927		Hang Lung Group Ltd	1,376
1,151,337		Hang Lung Properties Ltd	3,920
360,870	e	Hang Seng Bank Ltd	5,517
314,276		Henderson Land Development Co Ltd	2,251
1,804		HKT Trust and HKT Ltd	2
1,558,859		Hong Kong & China Gas Ltd	3,941
295,279		Hong Kong Electric Holdings Ltd	2,507
251,459	e	Hong Kong Exchanges and Clearing Ltd	3,778
49,403		Hopewell Holdings	170
489,700		Hutchison Port Holdings Trust	354
667,416		Hutchison Whampoa Ltd	6,436
57,584		Hysan Development Co Ltd	261
2,000,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,512
1,525,927		Kerry Properties Ltd	7,695
1,752,638		Li & Fung Ltd	2,703
46,000		Lifestyle International Holdings Ltd	95
1,533,945		Link Real Estate Investment Trust	7,265
405,915		MTR Corp	1,535
1,633,895		New World Development Ltd	2,518
355,263		Noble Group Ltd	381
124,805		NWS Holdings Ltd	200
19,864		Orient Overseas International Ltd	109
279,749		PCCW Ltd	114
6,261,300		Samsonite International	11,978
2,770,286	e	Shanghai Real Estate Ltd	94
137,345		Shangri-La Asia Ltd	266

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

262,964		Sino Land Co	$490
77,120	*,e	Sino-Forest Corp	1
170,000		SJM Holdings Ltd	367
514,904		Sun Hung Kai Properties Ltd	7,492
143,293		Swire Pacific Ltd (Class A)	1,749
67,156		Swire Properties Ltd	207
1,767,662		Wharf Holdings Ltd	12,223
83,780		Wheelock & Co Ltd	360
15,696		Wing Hang Bank Ltd	147
66,089		Yue Yuen Industrial Holdings	222

		TOTAL HONG KONG	148,242

INDIA - 0.5%
1,111,400	*	Adani Enterprises Ltd	4,231
1,802,756	*	DEN Networks Ltd	5,908
1,530,483	*	Dhanalakshmi Bank Ltd	1,608
4,715,417		DLF Ltd	20,780
787,416		Geodesic Information Systems Ltd	640
481,269	*	Hathway Cables and Datacom Pvt Ltd	2,053
1,764,100		Infrastructure Development Finance Co Ltd	5,148
400,070		ING Vysya Bank Ltd	3,087
350,000		ITC Ltd	1,803
326,698		Larsen & Toubro Ltd	9,869
454,322	*	LIC Housing Finance Ltd	2,426
765,751	*	Prestige Estates Projects Ltd	1,968
779,738	f	Puravankara Projects Ltd (purchased 11/26/07, cost $2,222)	1,027
200,000		Sun Pharmaceuticals Industries Ltd	2,632
1,026,552		Sunteck Realty Ltd	6,188
19,298,086	*	Unitech Ltd	8,857
48,400		United Spirits Ltd	1,112
3,866		Vedanta Resources plc	64

		TOTAL INDIA	79,401

INDONESIA - 0.1%
4,879,000		Bank Rakyat Indonesia	3,781
12,000,000		PT Bank Negara Indonesia	4,901

		TOTAL INDONESIA	8,682

IRELAND - 0.6%
147,992	*,m	Anglo Irish Bank Corp plc	0	^
63,765		CRH plc	1,225
6,125		CRH plc (Ireland)	118
46,691	*,e	Elan Corp plc	502
60,392		James Hardie Industries NV	542
107,112		Kerry Group plc (Class A)	5,485
135,500		Paddy Power plc	10,035
14,350	*	Ryanair Holdings plc	82
1,112,619		Shire Ltd	32,821
657,400		Smurfit Kappa Group plc	6,618
2,262,698		WPP plc	30,820
48,950		XL Capital Ltd	1,176

		TOTAL IRELAND	89,424

ISLE OF MAN - 0.0%
3,631,384	*	Unitech Corporate Parks plc	1,957

		TOTAL ISLE OF MAN	1,957

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

ISRAEL - 0.3%
52,715	*	Bank Hapoalim Ltd	$188
63,610	*	Bank Leumi Le-Israel	178
103,068		Bezeq Israeli Telecommunication Corp Ltd	120
70,000	*	Check Point Software Technologies	3,371
70		Delek Group Ltd	12
21,508		Israel Chemicals Ltd	261
132		Israel Corp Ltd	84
1,730	*	Mellanox Technologies Ltd	179
6,605	*	Mizrahi Tefahot Bank Ltd	59
3,188	*	Nice Systems Ltd	106
48,713		Teva Pharmaceutical Industries Ltd	2,011
919,790		Teva Pharmaceutical Industries Ltd (ADR)	38,089

		TOTAL ISRAEL	44,658

ITALY - 1.2%
228,506		ACEA S.p.A.	1,369
115,576		Assicurazioni Generali S.p.A.	1,666
8,501		Autogrill S.p.A.	81
32,118		Autostrade S.p.A.	500
883,785		Banca Intesa S.p.A.	1,348
96,435		Banca Intesa S.p.A. RSP	125
454,035	*,e	Banca Monte dei Paschi di Siena S.p.A.	132
69,328		Banche Popolari Unite Scpa	257
123,235	*	Banco Popolare Scarl	185
330,500	*	Brunello Cucinelli S.p.A	5,727
782,477		De’Longhi S.p.A.	9,161
89,750		Enel Green Power S.p.A	152
340,494		Enel S.p.A.	1,206
1,619,431	e	ENI S.p.A.	35,504
156,696		Exor S.p.A.	3,948
80,334		Fiat Industrial S.p.A.	787
79,528	*	Fiat S.p.A.	425
35,661	*	Finmeccanica S.p.A.	169
711,009		Lottomatica S.p.A.	15,682
279,006		Luxottica Group S.p.A.	9,842
67,085		Mediaset S.p.A.	126
47,733		Mediobanca S.p.A.	256
303,107	e	Pirelli & C S.p.A.	3,271
1,386,400	e	Prada S.p.A.	10,300
14,222		Prysmian S.p.A.	254
1,222,481		Saipem S.p.A.	58,912
87,835		Snam Rete Gas S.p.A.	390
323,478		Telecom Italia RSP	283
757,844		Telecom Italia S.p.A.	761
64,622		Terna Rete Elettrica Nazionale S.p.A.	241
1,473,071		UniCredit S.p.A	6,130
301,499	*,e	Yoox S.p.A	3,865

		TOTAL ITALY	173,055

JAPAN - 7.1%
1,900	e	ABC-Mart, Inc	84
3,390		Advance Residence Investment Corp	7,134
693,643	e	Advantest Corp	9,018

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

224,609	e	Aeon Co Ltd	$2,536
9,103	e	Aeon Credit Service Co Ltd	196
9,500		Aeon Mall Co Ltd	232
12,000		Air Water, Inc	147
257,742	e	Aisin Seiki Co Ltd	7,340
50,529		Ajinomoto Co, Inc	791
4,957		Alfresa Holdings Corp	244
69,435	e	All Nippon Airways Co Ltd	146
316,744		Amada Co Ltd	1,384
6,913,448		Aozora Bank Ltd	21,141
188,807		Asahi Breweries Ltd	4,656
268,773		Asahi Glass Co Ltd	1,788
461,834	e	Asahi Kasei Corp	2,381
11,800		Asics Corp	159
130,541	e	Astellas Pharma, Inc	6,616
24,653	e	Bank of Kyoto Ltd	209
367,971		Bank of Yokohama Ltd	1,750
25,983		Benesse Corp	1,257
702,204		Bridgestone Corp	16,286
84,085	e	Brother Industries Ltd	779
541,397		Canon, Inc	17,378
152,100	e	Capcom Co Ltd	3,147
28,823	e	Casio Computer Co Ltd	204
56,000		Central Japan Railway Co	4,916
280,323		Chiba Bank Ltd	1,630
148,000	e	Chiyoda Corp	2,299
82,266		Chubu Electric Power Co, Inc	1,068
82,858		Chugai Pharmaceutical Co Ltd	1,737
13,100		Chugoku Bank Ltd	185
36,353	e	Chugoku Electric Power Co, Inc	483
20,842		Citizen Watch Co Ltd	105
7,771		Coca-Cola West Japan Co Ltd	129
118,343		Cosmo Oil Co Ltd	218
209,155		Credit Saison Co Ltd	5,053
1,200		Crescendo Investment Corp	809
69,076	e	Dai Nippon Printing Co Ltd	482
23,630		Daicel Chemical Industries Ltd	142
32,698	e	Daido Steel Co Ltd	152
88,290	e	Daihatsu Motor Co Ltd	1,471
2,889	e	Dai-ichi Mutual Life Insurance Co	3,268
121,297	e	Daiichi Sankyo Co Ltd	1,998
85,046	e	Daikin Industries Ltd	2,200
19,963	e	Dainippon Sumitomo Pharma Co Ltd	219
19,311	e	Daito Trust Construction Co Ltd	1,939
61,856		Daiwa House Industry Co Ltd	896
1,787,400	e	Daiwa Securities Group, Inc	6,789
31,800	e	Dena Co Ltd	1,055
58,676		Denki Kagaku Kogyo KK	182
306,545		Denso Corp	9,632
21,955	e	Dentsu, Inc	556
105,252		East Japan Railway Co	6,964
31,617	e	Eisai Co Ltd	1,424

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

72,493	e	Electric Power Development Co	$1,909
5,300	*,m	Elpida Memory, Inc	0	^
209,244		FamilyMart Co Ltd	10,280
74,843		Fanuc Ltd	12,047
16,318		Fast Retailing Co Ltd	3,790
39,300	e	FCC Co Ltd	631
44,822	e	Fuji Electric Holdings Co Ltd	91
351,084	e	Fuji Folms Holdings Corp	5,880
76,342		Fuji Heavy Industries Ltd	636
3,547		Fuji Television Network, Inc	5,803
1,132,991	e	Fujitsu Ltd	4,253
61,167		Fukuoka Financial Group, Inc	248
83,805		Furukawa Electric Co Ltd	157
41,700	e	Gree, Inc	761
45,110	e	GS Yuasa Corp	188
28,879		Gunma Bank Ltd	147
31,842		Hachijuni Bank Ltd	177
2,935	e	Hakuhodo DY Holdings, Inc	198
5,337	e	Hamamatsu Photonics KK	183
66,000		Hankyu Hanshin Holdings, Inc	356
97,582	e	Hino Motors Ltd	639
3,587	e	Hirose Electric Co Ltd	402
10,592		Hiroshima Bank Ltd	35
7,800	e	Hisamitsu Pharmaceutical Co, Inc	432
12,852		Hitachi Chemical Co Ltd	173
8,222	e	Hitachi Construction Machinery Co Ltd	133
23,500		Hitachi High-Technologies Corp	567
200,000	e	Hitachi Kokusai Electric, Inc	1,324
5,888,685		Hitachi Ltd	32,700
236,000		Hitachi Medical Corp	2,817
51,000	e	Hitachi Metals Ltd	454
22,484	e	Hokkaido Electric Power Co, Inc	182
26,000		Hokuhoku Financial Group, Inc	40
21,631	e	Hokuriku Electric Power Co	262
817,368		Honda Motor Co Ltd	25,261
114,553		Hoya Corp	2,513
44,266	e	Ibiden Co Ltd	648
2,300		Ichigo Real Estate Investment Corp	1,205
34,747		Idemitsu Kosan Co Ltd	2,842
786		Inpex Holdings, Inc	4,673
143,481		Isetan Mitsukoshi Holdings Ltd	1,495
4,672,978		Ishikawajima-Harima Heavy Industries Co Ltd	10,408
426,169		Isuzu Motors Ltd	2,054
622,870	e	Itochu Corp	6,288
103,262	e	Itochu Techno-Science Corp	5,367
19,652		Iyo Bank Ltd	160
299,050		J Front Retailing Co Ltd	1,676
221,700	*	Japan Airlines Co Ltd	10,369
182,000		Japan Aviation Electronics Industry Ltd	1,527
16,600		Japan Petroleum Exploration Co	665
83		Japan Prime Realty Investment Corp	250
123		Japan Real Estate Investment Corp	1,238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

209		Japan Retail Fund Investment Corp	$373
224,560	e	Japan Steel Works Ltd	1,248
466,500		Japan Tobacco, Inc	13,964
104,404	e	JFE Holdings, Inc	1,375
75,978		JGC Corp	2,530
49,624	e	Joyo Bank Ltd	243
545,023		JS Group Corp	12,988
22,653	e	JSR Corp	371
36,003	e	JTEKT Corp	285
232		Jupiter Telecommunications Co	235
827,700	e	JX Holdings, Inc	4,521
103,372	e	Kajima Corp	282
29,852		Kamigumi Co Ltd	247
33,900		Kaneka Corp	163
95,074	e	Kansai Electric Power Co, Inc	742
25,480	e	Kansai Paint Co Ltd	282
41,353	e	Kao Corp	1,216
511,212		Kawasaki Heavy Industries Ltd	1,014
268,917	*,e	Kawasaki Kisen Kaisha Ltd	338
106,700	e	KDDI Corp	8,276
200,022	e	Keihin Electric Express Railway Co Ltd	1,884
220,310	e	Keio Corp	1,660
32,426		Keisei Electric Railway Co Ltd	292
1,600		Kenedix Realty Investment Corp	5,753
13,285		Keyence Corp	3,402
12,795		Kikkoman Corp	175
16,131		Kinden Corp	101
388,914	e	Kintetsu Corp	1,523
264,849		Kirin Brewery Co Ltd	3,541
852,084	e	Kobe Steel Ltd	675
7,000		Koito Manufacturing Co Ltd	81
344,422	e	Komatsu Ltd	6,751
6,073	e	Konami Corp	138
152,613		Konica Minolta Holdings, Inc	1,174
87,158	e	Kubota Corp	880
51,187	e	Kuraray Co Ltd	581
8,745	e	Kurita Water Industries Ltd	193
56,212		Kyocera Corp	4,871
32,045		Kyowa Hakko Kogyo Co Ltd	387
50,884		Kyushu Electric Power Co, Inc	420
21,251	e	Lawson, Inc	1,631
3,016		Mabuchi Motor Co Ltd	138
37,536	e	Makita Corp	1,453
1,383,072	e	Marubeni Corp	8,793
17,209	e	Marui Co Ltd	122
5,496	e	Maruichi Steel Tube Ltd	117
173,655	e	Matsushita Electric Industrial Co Ltd	1,149
862,950	*	Mazda Motor Corp	1,007
5,100		McDonald’s Holdings Co Japan Ltd	145
18,112	e	Mediceo Paltac Holdings Co Ltd	249
4,849	e	MEIJI Holdings Co Ltd	241
359,364		Millea Holdings, Inc	9,145

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

17,100		Miraca Holdings, Inc	$768
990,719	e	Mitsubishi Chemical Holdings Corp	3,784
624,295	e	Mitsubishi Corp	11,308
840,814		Mitsubishi Electric Corp	6,197
402,705		Mitsubishi Estate Co Ltd	7,700
46,160		Mitsubishi Gas Chemical Co, Inc	232
994,150	e	Mitsubishi Heavy Industries Ltd	4,299
14,262		Mitsubishi Logistics Corp	170
380,293		Mitsubishi Materials Corp	1,196
474,130	*,e	Mitsubishi Motors Corp	437
4,921,954		Mitsubishi UFJ Financial Group, Inc	23,033
7,160		Mitsubishi UFJ Lease & Finance Co Ltd	301
1,072,904	e	Mitsui & Co Ltd	15,052
216,087	e	Mitsui Chemicals, Inc	421
393,137		Mitsui Fudosan Co Ltd	7,856
139,499	e	Mitsui OSK Lines Ltd	325
175,407		Mitsui Sumitomo Insurance Group Holdings, Inc	3,028
1,960,749		Mitsui Trust Holdings, Inc	5,821
7,607,856	e	Mizuho Financial Group, Inc	12,348
228,300	e	MonotaRO Co Ltd	6,250
315,220	e	Murata Manufacturing Co Ltd	16,781
8,100	e	Nabtesco Corp	149
314,106		Namco Bandai Holdings, Inc	5,321
201,615	*	NEC Corp	320
6,200	*	Nexon Co Ltd	86
54,179	e	NGK Insulators Ltd	648
19,988		NGK Spark Plug Co Ltd	210
18,738		NHK Spring Co Ltd	161
82,006	e	Nidec Corp	5,990
90,881	e	Nikon Corp	2,499
31,258	e	Nintendo Co Ltd	3,970
129		Nippon Building Fund, Inc	1,390
45,184	e	Nippon Electric Glass Co Ltd	249
106,441		Nippon Express Co Ltd	403
12,944		Nippon Meat Packers, Inc	166
12,587	e	Nippon Paper Group, Inc	148
18,000	e	Nippon Sheet Glass Co Ltd	13
1,242,884	e	Nippon Steel Corp	2,545
163,730		Nippon Telegraph & Telephone Corp	7,790
546,308	e	Nippon Yusen Kabushiki Kaisha	965
51,721		Nishi-Nippon City Bank Ltd	120
1,144,643	e	Nissan Motor Co Ltd	9,742
22,618	e	Nisshin Seifun Group, Inc	278
84,321	m	Nisshin Steel Co Ltd	89
7,835	e	Nissin Food Products Co Ltd	307
2,756		Nitori Co Ltd	256
20,637		Nitto Denko Corp	982
111,200		NKSJ Holdings, Inc	2,169
13,351	e	NOK Corp	214
1,573,263	e	Nomura Holdings, Inc	5,618
11,674		Nomura Real Estate Holdings, Inc	205
68		Nomura Real Estate Office Fund, Inc	426

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

12,464	e	Nomura Research Institute Ltd	$257
33,911	e	NSK Ltd	197
35,948	e	NTN Corp	72
159	e	NTT Data Corp	499
5,663	e	NTT DoCoMo, Inc	9,150
145		NTT Urban Development Corp	118
79,259	e	Obayashi Corp	361
236,398	e	Odakyu Electric Railway Co Ltd	2,484
100,797	e	OJI Paper Co Ltd	307
44,800	e	Okinawa Electric Power Co, Inc	1,496
295,400	*	Olympus Corp	5,767
75,302		Omron Corp	1,447
80,398	e	Ono Pharmaceutical Co Ltd	4,947
2,803		Oracle Corp Japan	144
43,917	e	Oriental Land Co Ltd	5,782
270,791	e	ORIX Corp	27,122
680,881	e	Osaka Gas Co Ltd	2,996
106,300		OSG Corp	1,476
1,887		Otsuka Corp	169
182,600		Otsuka Holdings KK	5,659
806,900	e	Park24 Co Ltd	13,185
100		Premier Investment Co	383
284,200		Rakuten, Inc	2,890
242,830		Resona Holdings, Inc	994
74,581	e	Ricoh Co Ltd	630
10,599	e	Rinnai Corp	791
21,124		Rohm Co Ltd	711
76,100	e	Sanden Corp	229
3,880		Sankyo Co Ltd	181
285,500	e	Sanrio Co Ltd	10,211
9,156		Santen Pharmaceutical Co Ltd	420
17,240	e	SBI Holdings, Inc	111
62,634		Secom Co Ltd	3,265
65,743		Sega Sammy Holdings, Inc	1,241
10,483	e	Seiko Epson Corp	64
51,951		Sekisui Chemical Co Ltd	418
61,920		Sekisui House Ltd	615
368,681		Seven & I Holdings Co Ltd	11,298
41,600		Seven Bank Ltd	127
78,106	e	Sharp Corp	193
21,719	e	Shikoku Electric Power Co, Inc	245
29,982	e	Shimadzu Corp	210
1,697		Shimamura Co Ltd	198
5,781		Shimano, Inc	420
71,062	e	Shimizu Corp	239
85,300		Shin-Etsu Chemical Co Ltd	4,794
87,649		Shinsei Bank Ltd	113
37,573	e	Shionogi & Co Ltd	573
28,385	e	Shiseido Co Ltd	389
182,301		Shizuoka Bank Ltd	1,865
12,000	*	Shoei Co Ltd	73
176,654		Showa Denko KK	280

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

22,973		Showa Shell Sekiyu KK	$122
6,688	e	SMC Corp	1,076
355,060		Softbank Corp	14,356
154,936	e	Sojitz Holdings Corp	200
212,502	e	Sony Corp	2,485
21,900		Sony Financial Holdings, Inc	373
81,499	e	Square Enix Co Ltd	1,242
17,715		Stanley Electric Co Ltd	262
14,276	*	Sumco Corp	96
189,883	e	Sumitomo Chemical Co Ltd	484
421,463	e	Sumitomo Corp	5,670
150,776		Sumitomo Electric Industries Ltd	1,595
70,625		Sumitomo Heavy Industries Ltd	241
2,036,400		Sumitomo Metal Industries Ltd	2,988
115,264		Sumitomo Metal Mining Co Ltd	1,450
1,056,479	e	Sumitomo Mitsui Financial Group, Inc	32,918
480,396	e	Sumitomo Realty & Development Co Ltd	12,730
421,063		Sumitomo Rubber Industries, Inc	5,007
250,654	e	Suruga Bank Ltd	2,841
8,687		Suzuken Co Ltd	288
58,422	e	Suzuki Motor Corp	1,135
21,300		Sysmex Corp	1,024
204,500		T&D Holdings, Inc	2,208
1,545,910		Taiheiyo Cement Corp	3,328
125,743	e	Taisei Corp	360
58,200	e	Taisho Pharmaceutical Holdings Co Ltd	4,734
30,357	e	Taiyo Nippon Sanso Corp	160
110,718		Takashimaya Co Ltd	759
335,348	e	Takeda Pharmaceutical Co Ltd	15,429
423,000		Tamron Co Ltd	12,915
80,481		Tanabe Seiyaku Co Ltd	1,221
43,727	e	TDK Corp	1,626
2,569,613	e	Teijin Ltd	6,279
51,576	e	Terumo Corp	2,218
61,276		THK Co Ltd	936
324,878	e	Tobu Railway Co Ltd	1,748
14,075		Toho Co Ltd	259
53,000	e	Toho Gas Co Ltd	352
55,715	*	Tohoku Electric Power Co, Inc	448
171,260	*	Tokyo Electric Power Co, Inc	282
50,410		Tokyo Electron Ltd	2,147
2,102,924		Tokyo Gas Co Ltd	11,564
395,852		Tokyu Corp	1,891
54,414		Tokyu Land Corp	291
106,626		TonenGeneral Sekiyu KK	925
69,427	e	Toppan Printing Co Ltd	403
459,664	e	Toray Industries, Inc	2,719
1,992,481	e	Toshiba Corp	6,386
963,647	e	Tosoh Corp	1,830
34,681	e	Toto Ltd	255
18,739		Toyo Seikan Kaisha Ltd	200
40,099		Toyo Suisan Kaisha Ltd	1,003

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

8,097	e	Toyoda Gosei Co Ltd	$162
8,000	e	Toyota Boshoku Corp	83
44,161		Toyota Industries Corp	1,236
2,143,548		Toyota Motor Corp	84,047
26,594	e	Toyota Tsusho Corp	568
8,028		Trend Micro, Inc	224
100,974	e	Tsumura & Co	3,159
351,932		UBE Industries Ltd	756
88,451	e	Uni-Charm Corp	5,071
716,500	e	United Arrows Ltd	19,131
318,484		Ushio, Inc	3,820
1,693	e	USS Co Ltd	179
41,000		West Japan Railway Co	1,751
5,073	e	Yahoo! Japan Corp	1,930
44,477	e	Yakult Honsha Co Ltd	2,109
6,749	e	Yamada Denki Co Ltd	296
16,666		Yamaguchi Financial Group, Inc	135
12,388		Yamaha Corp	115
31,383		Yamaha Motor Co Ltd	274
5,300		Yamato Kogyo Co Ltd	156
48,055	e	Yamato Transport Co Ltd	760
13,553		Yamazaki Baking Co Ltd	181
28,384	e	Yaskawa Electric Corp	189
26,610		Yokogawa Electric Corp	307

		TOTAL JAPAN	1,049,543

JERSEY C.I. - 0.0%
8,679		Randgold Resources Ltd	1,068

		TOTAL JERSEY C.I.	1,068

KOREA, REPUBLIC OF - 0.3%
226,600		Hotel Shilla Co Ltd	11,262
28,797		Hyundai Motor Co	6,495
73,131		KB Financial Group, Inc	2,592
22,100		Samsung Electronics Co Ltd	26,633
100,000		Samsung Heavy Industries Co Ltd	3,360

		TOTAL KOREA, REPUBLIC OF	50,342

LUXEMBOURG - 0.0%
88,823		ArcelorMittal	1,278
6,809		Millicom International Cellular S.A.	632
28,704		SES Global S.A.	781
46,584		Tenaris S.A.	953

		TOTAL LUXEMBOURG	3,644

MACAU - 0.2%
9,771,800		Sands China Ltd	36,179
142,000	e	Wynn Macau Ltd	381

		TOTAL MACAU	36,560

MALAYSIA - 0.1%
1,151,800		Public Bank BHD	5,413
1,500,000		UMW Holdings BHD	4,899
33,959		YNH Property BHD	20

		TOTAL MALAYSIA	10,332

MEXICO - 0.3%
3,500,000		Alfa S.A. de C.V. (Class A)	6,461
685,805		Fresnillo plc	20,584
1,800,000	*,e	Genomma Lab Internacional S.A. de C.V.	3,481
189,728		Grupo Financiero Santander Mexico SAB de C.V. (ADR)	2,599
621,000		Grupo Modelo S.A. (Series C)	5,598

		TOTAL MEXICO	38,723

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

NETHERLANDS - 1.7%
920,342		Aegon NV	$4,785
23,113		Akzo Nobel NV	1,305
42,109		ASML Holding NV	2,252
6,129		Boskalis Westminster	221
6,094		Corio NV	259
3,807,935	*	D.E Master Blenders 1753 NV	45,919
4,894		Delta Lloyd NV	74
73,432		DSM NV	3,663
142,727		European Aeronautic Defence and Space Co	4,524
6,711		Fugro NV	456
149,926		Gemalto NV	13,186
10,213		Heineken Holding NV	496
23,368		Heineken NV	1,393
3,147,127	*	ING Groep NV	24,926
610,356		Koninklijke Ahold NV	7,645
100,454		Koninklijke Philips Electronics NV	2,345
3,463		Koninklijke Vopak NV	243
22,098	*	Qiagen NV	407
11,070		Randstad Holdings NV	368
209,613		Reed Elsevier NV	2,796
1,817,355		Royal Dutch Shell plc (A Shares)	62,982
833,800		Royal Dutch Shell plc (B Shares)	29,671
111,628		Royal KPN NV	850
15,580	*	SBM Offshore NV	222
32,579		TNT Express NV	340
374,578		Unilever NV	13,285
29,263		Wolters Kluwer NV	550
649,982		Ziggo NV	22,097

		TOTAL NETHERLANDS	247,260

NEW ZEALAND - 0.0%
122,946		Auckland International Airport Ltd	267
48,309	*	Contact Energy Ltd	211
89,983	e	Fletcher Building Ltd	518
77,676		Sky City Entertainment Group Ltd	243
262,972		Telecom Corp of New Zealand Ltd	518

		TOTAL NEW ZEALAND	1,757

NORWAY - 0.3%
7,310		Aker Kvaerner ASA	139
2,703,870		DNB NOR Holding ASA	33,122
10,246		Gjensidige Forsikring BA	143
92,780		Norsk Hydro ASA	436
78,645		Orkla ASA	599
31,161	e	SeaDrill Ltd	1,224
110,385		Statoil ASA	2,849
76,816		Telenor ASA	1,499
88,792		Yara International ASA	4,459

		TOTAL NORWAY	44,470

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

PHILIPPINES - 0.1%
5,000,000		Aboitiz Power Corp	$4,018
3,771,610		Metropolitan Bank & Trust	8,355

		TOTAL PHILIPPINES	12,373

PORTUGAL - 0.0%
130,996	*	Banco Espirito Santo S.A.	95
93,535		Energias de Portugal S.A.	257
19,628		Galp Energia SGPS S.A.	318
21,943		Jeronimo Martins SGPS S.A.	366
60,398		Portugal Telecom SGPS S.A.	299

		TOTAL PORTUGAL	1,335

RUSSIA - 0.0%
550,000		Sberbank of Russian Federation (ADR)	6,481

		TOTAL RUSSIA	6,481

SINGAPORE - 0.5%
238,473		Ascendas Real Estate Investment Trust	467
3,800,000	e	CapitaCommercial Trust	4,617
886,082		CapitaLand Ltd	2,282
728,362		CapitaMall Trust	1,195
125,000		CapitaMalls Asia Ltd	167
166,868		City Developments Ltd	1,588
170,028		ComfortDelgro Corp Ltd	237
632,025		DBS Group Holdings Ltd	7,382
281,604	*	Flextronics International Ltd	1,690
83,103		Fraser and Neave Ltd	599
557,384	e	Genting International plc	620
6,243,800		Global Logistic Properties	12,727
611,497		Golden Agri-Resources Ltd	327
514,000		Hotel Properties Ltd	1,156
9,082		Jardine Cycle & Carriage Ltd	355
410,425		Keppel Corp Ltd	3,795
1,509,000		Keppel Land Ltd	4,342
26,000		K-Green Trust	22
78,465	*,e	Neptune Orient Lines Ltd	72
133,155	e	Olam International Ltd	221
490,699		Oversea-Chinese Banking Corp	3,722
788,609		SembCorp Industries Ltd	3,623
362,857	e	SembCorp Marine Ltd	1,460
151,492	e	Singapore Airlines Ltd	1,322
267,560		Singapore Exchange Ltd	1,521
511,963	e	Singapore Press Holdings Ltd	1,695
462,896		Singapore Technologies Engineering Ltd	1,332
2,582,704		Singapore Telecommunications Ltd	6,725
52,274		StarHub Ltd	158
310,022		United Overseas Bank Ltd	4,944
1,565,965		United Overseas Land Ltd	7,289
173,230	e	Wilmar International Ltd	457

		TOTAL SINGAPORE	78,109

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

SOUTH AFRICA - 0.2%
900,000		African Bank Investments Ltd	$3,581
2,712,100	e	Life Healthcare Group Holdings Pte Ltd	10,361
220,000		Mr Price Group Ltd	3,330
900,000		Sanlam Ltd	4,067
110,000		Sasol Ltd	4,905
500,000		Woolworths Holdings Ltd	3,651

		TOTAL SOUTH AFRICA	29,895

SPAIN - 0.9%
33,965		Abertis Infraestructuras S.A. (Continuous)	501
2,423		Acciona S.A.	138
11,083	e	Acerinox S.A.	124
14,519	e	ACS Actividades Cons y Servicios S.A.	299
870,715		Amadeus IT Holding S.A.	20,300
1,604,672	e	Banco Bilbao Vizcaya Argentaria S.A.	12,625
181,818	*	Banco de Sabadell S.A.	489
100,992	e	Banco Popular Espanol S.A.	221
3,351,655	*	Banco Santander Central Hispano S.A.	25,018
44,107	*,e	Bankia SAU	74
39,689		Cintra Concesiones de Infraestructuras de Transporte S.A.	517
74,210		Corp Mapfre S.A.	203
82,358		Criteria Caixacorp S.A.	310
3,106,011		Distribuidora Internacional de Alimentacion S.A.	17,153
9,785		Enagas	193
195,600		Endesa S.A.	3,761
19,214		Gas Natural SDG S.A.	272
13,243	e	Grifols S.A.	438
1,495,781		Iberdrola S.A.	6,782
218,470		Inditex S.A.	27,146
950,000		Prosegur Cia de Seguridad S.A.	4,351
5,372		Red Electrica de Espana	255
76,748		Repsol YPF S.A.	1,492
1,005,146		Telefonica S.A.	13,434
14,048	e	Zardoya Otis S.A.	165

		TOTAL SPAIN	136,261

SWEDEN - 0.9%
34,870		Alfa Laval AB	634
17,093		Assa Abloy AB (Class B)	555
66,348		Atlas Copco AB (A Shares)	1,550
38,497		Atlas Copco AB (B Shares)	807
600,000	*	Biovitrum AB	3,363
214,232		Boliden AB	3,583
969,523		Electrolux AB (Series B)	23,956
671,348	e	Elekta AB (B Shares)	8,863
296,124		Ericsson (LM) (B Shares)	2,701
20,381		Getinge AB (B Shares)	615
342,514		Hennes & Mauritz AB (B Shares)	11,921

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

11,762		Hexagon AB (B Shares)	$253
5,086		Holmen AB (B Shares)	139
39,190		Husqvarna AB (B Shares)	200
5,908		Industrivarden AB	85
470,800		Intrum Justitia AB	6,881
45,074		Investor AB (B Shares)	993
11,284		Kinnevik Investment AB (Series B)	235
11,119	*	Lundin Petroleum AB	272
2,472		Modern Times Group AB (B Shares)	109
288,028		Nordea Bank AB	2,851
9,597	e	Ratos AB (B Shares)	85
284,425		Sandvik AB	3,868
32,504		Scania AB (B Shares)	598
29,744		Securitas AB (B Shares)	223
144,954		Skandinaviska Enskilda Banken AB (Class A)	1,215
39,071		Skanska AB (B Shares)	634
260,394		SKF AB (B Shares)	5,627
13,295	e	Ssab Svenskt Stal AB (Series A)	95
56,752		Svenska Cellulosa AB (B Shares)	1,055
48,457		Svenska Handelsbanken (A Shares)	1,818
267,051		Swedbank AB (A Shares)	5,023
898,858		Swedish Match AB	36,387
30,023		Tele2 AB (B Shares)	545
217,433		TeliaSonera AB	1,565
330,000		Trelleborg AB (B Shares)	3,717
123,293		Volvo AB (B Shares)	1,732

		TOTAL SWEDEN	134,753

SWITZERLAND - 2.7%
167,493		ABB Ltd	3,143
10,171		Actelion Ltd	510
311,574		Adecco S.A.	14,873
8,007		Aryzta AG.	384
4,925		Baloise Holding AG.	388
112		Banque Cantonale Vaudoise	58
89		Barry Callebaut AG.	83
100,000		Clariant AG.	1,191
438,367		Compagnie Financiere Richemont S.A.	26,321
213,579		Credit Suisse Group	4,516
3,976		Geberit AG.	866
4,686		Givaudan S.A.	4,449
195,512	e	Glencore International AG.	1,086
426,966		Holcim Ltd	27,194
10,578		Julius Baer Group Ltd	369
9,418		Julius Baer Holding AG.	123
5,284		Kuehne & Nagel International AG.	598
81		Lindt & Spruengli AG.	256
10		Lindt & Spruengli AG. (Reg)	361
47,748		Lonza Group AG.	2,499
1,310,997		Nestle S.A.	82,720
707,083		Novartis AG.	43,276
2,566		Pargesa Holding S.A.	170

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

651		Partners Group	$135
4,634		Phonak Holding AG.	469
382,622		Roche Holding AG.	71,568
2,607		Schindler Holding AG.	321
1,086		Schindler Holding AG. (Reg)	134
503		SGS S.A.	1,034
117		Sika AG.	239
62,907		ST Microelectronics NV	340
834	e	Straumann Holding AG.	111
1,240		Sulzer AG.	181
3,256		Swatch Group AG.	1,300
3,084		Swatch Group AG. Reg	215
3,079		Swiss Life Holding	368
2,361		Swiss Prime Site AG.	195
522,073		Swiss Re Ltd	33,591
2,334		Swisscom AG.	940
161,641		Syngenta AG.	60,467
114,842		Tyco Electronics Ltd	3,906
18,104		Transocean Ltd	811
616,901		UBS AG. (Switzerland)	7,512
14,537		Zurich Financial Services AG.	3,624

		TOTAL SWITZERLAND	402,895

TAIWAN - 0.2%
613,000		Cleanaway Co Ltd	4,477
2,000,000		Far EasTone Telecommunications Co Ltd	4,935
981,000		King Slide Works Co Ltd	5,607
4,000,000		Pou Chen Corp	4,078
1,200,000		Taiwan Mobile Co Ltd	4,376
360,000		Taiwan Semiconductor Manufacturing Co Ltd	1,108
350,000		TPK Holding Co Ltd	4,575
1,300,000		WPG Holdings Co Ltd	1,725
1,084,000		Zhen Ding Technology Holding Ltd	3,399

		TOTAL TAIWAN	34,280

THAILAND - 0.2%
850,000		Bangkok Bank PCL (ADR)	5,344
5,538,000		Bank of Ayudhya PCL - NVDR	5,602
269,437		Banpu PCL	3,423
3,859,400		Indorama Ventures PCL (Foreign)	3,605
1,157,000		Kasikornbank PCL - NVDR	6,843
7,600,000		Krung Thai Bank PCL	4,507
2,601,654		PTT Global Chemical PCL	5,318

		TOTAL THAILAND	34,642

TURKEY - 0.2%
820,000		Arcelik AS	4,367
2,368,000		Enka Insaat ve Sanayi AS	5,936
500,000		Ford Otomotiv Sanayi AS	5,173
400,000		Koza Altin Isletmeleri AS	8,578
1,177,700		TAV Havalimanlari Holding AS	5,835
930,000		Tofas Turk Otomobil Fabrik	4,704

		TOTAL TURKEY	34,593

UKRAINE - 0.1%
569,454	*,f	MHP SA (GDR) (purchased 01/07/11, cost $9,881)	8,306

		TOTAL UKRAINE	8,306

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

UNITED KINGDOM - 8.7%
97,637		3i Group plc	$352
46,986		Aberdeen Asset Management plc	236
14,365	e	Acergy S.A.	332
18,548		Admiral Group plc	316
2,400,000	*	Afren plc	5,453
1,220,037	e	Aggreko plc	45,672
16,405		AMEC plc	304
260,121		Anglo American plc (London)	7,658
1,739,953		Antofagasta plc	35,586
1,270,421		ARM Holdings plc	11,858
3,494,250		Ashtead Group plc	18,333
229,723	*,e	ASOS plc	8,157
583,206		Associated British Foods plc	12,152
133,007		AstraZeneca plc	6,350
635		AstraZeneca plc (ADR)	30
1,122,234	*,e	Avanti Communications Group plc	6,329
562,461		Aveva Group plc	17,896
279,848		Aviva plc	1,446
2,086,906		AZ Electronic Materials S.A.	11,422
17,965		Babcock International Group	269
334,293		BAE Systems plc	1,758
68,913		Balfour Beatty plc	339
21,030,935		Barclays plc	73,032
3,787,952		BG Group plc	76,648
1,003,162		BHP Billiton plc	31,327
4,352,601		BP plc	30,685
3,169		BP plc (ADR)	134
494,951		British American Tobacco plc	25,432
634,730		British Land Co plc	5,361
2,216,753		British Sky Broadcasting plc	26,607
5,588,185		BT Group plc	20,831
316,321		Bunzl plc	5,673
452,790		Burberry Group plc	7,332
33,719		Capita Group plc	422
9,236		Carnival plc	340
5,408,663		Centrica plc	28,621
3,403,157		Cobham plc	12,207
184,138		Compass Group plc	2,036
452,497		Croda International plc	17,763
32,827	*	Delphi Automotive plc	1,018
1,571,576		Diageo plc	44,253
73,396		Ensco plc	4,004
12,661		Eurasian Natural Resources Corp	63
11,214		Evraz plc	45
1,404,705		Experian Group Ltd	23,389
83,393		GKN plc	290
1,082,649		GlaxoSmithKline plc	24,990
130,699		Group 4 Securicor plc	561
71,693		Hammerson plc	523
6,864,661		HSBC Holdings plc	63,771
54,838		ICAP plc	285

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,974,086	*	Imagination Technologies Group plc	$15,165
17,590		IMI plc	256
182,262		Imperial Tobacco Group plc	6,752
21,985		Inmarsat plc	210
27,032		Intercontinental Hotels Group plc	710
62,468	*	International Consolidated Airlines	150
8,218		Intertek Group plc	364
992,812		Invensys plc	3,764
48,786		Investec plc	302
198,448		ITV plc	284
117,863		J Sainsbury plc	662
11,223		Johnson Matthey plc	438
11,128		Kazakhmys plc	125
122,469		Kingfisher plc	524
900,000		Ladbrokes plc	2,514
75,714		Land Securities Group plc	933
11,261,541		Legal & General Group plc	24,042
52,024	e	Liberty International plc	276
3,178,916	*	Lloyds TSB Group plc	2,002
16,948		London Stock Exchange Group plc	259
8,378	e	Lonmin plc	76
177,357		Man Group plc	237
83,470		Marks & Spencer Group plc	482
41,790		Meggitt plc	267
64,846		Melrose plc	254
540,000		Mondi plc	5,509
8,407,850	*,e	Monitise plc	4,888
444,588		National Grid plc	4,904
394,861		Next plc	22,029
468,851		Old Mutual plc	1,290
908,386		Pearson plc	17,758
22,923		Petrofac Ltd	592
3,224,354		Prudential plc	41,869
193,203		Reckitt Benckiser Group plc	11,131
62,879		Reed Elsevier plc	602
80,161		Resolution Ltd	281
85,582		Rexam plc	602
1,300,218		Rio Tinto plc	60,797
84,220	e	Rio Tinto plc (ADR)	3,938
2,037,350		Rolls-Royce Group plc	27,793
337,680	e	Royal & Sun Alliance Insurance Group plc	604
187,680		Royal Bank of Scotland Group plc	780
69,361		SABMiller plc	3,052
126,516		Sage Group plc	641
11,287		Schroders plc	277
92,305		Scottish & Southern Energy plc	2,077
73,210		Segro plc	269
47,936		Serco Group plc	450
23,123		Severn Trent plc	627

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

278,400		Signet Jeweler Ltd	$13,575
88,036		Smith & Nephew plc	971
370,763		Smiths Group plc	6,228
180,000		Spectris plc	5,031
2,359,091		Standard Chartered plc	53,454
224,967		Standard Life plc	993
22,587		Tate & Lyle plc	243
1,552,673		Telecity Group plc	22,484
668,918		Tesco plc	3,592
48,136		TUI Travel plc	182
2,556,147		Tullow Oil plc	56,706
522,173		Unilever plc	19,066
67,128		United Utilities Group plc	776
175,000		Victrex plc	3,745
245,106	e	Virgin Media Inc	7,216
20,093,556		Vodafone Group plc	57,098
2,611		Vodafone Group plc (ADR)	74
10,642	e	Weir Group plc	305
142,269		Whitbread plc	5,218
900,000		William Hill plc	4,611
220,286		WM Morrison Supermarkets plc	1,016
730,391		Wolseley plc	31,243
206,932		Xstrata plc	3,210

		TOTAL UNITED KINGDOM	1,290,736

UNITED STATES - 54.6%
111,576		3M Co	10,312
57,500		A.O. Smith Corp	3,309
876,452		Abbott Laboratories	60,090
39,566		Abercrombie & Fitch Co (Class A)	1,342
685,612		Accenture plc	48,013
796,123		ACE Ltd	60,187
485,487		Activision Blizzard, Inc	5,476
256,564	*	Adobe Systems, Inc	8,328
43,929		Advance Auto Parts, Inc	3,007
58,999	*,e	Advanced Micro Devices, Inc	199
1,842	*	Aecom Technology Corp	39
114,958	*	AES Corp	1,261
189,024		Aetna, Inc	7,485
50,134	*	Affiliated Managers Group, Inc	6,166
81,762		Aflac, Inc	3,915
120,351	*	AGCO Corp	5,714
137,011		Agilent Technologies, Inc	5,268
37,417		Air Products & Chemicals, Inc	3,094
6,451		Airgas, Inc	531
18,829	*	Akamai Technologies, Inc	720
9,612		Albemarle Corp	506
107,508		Alcoa, Inc	951
157,938	*	Alexion Pharmaceuticals, Inc	18,068
1,201	*	Alleghany Corp	414

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

10,239		Allegheny Technologies, Inc	$327
198,946		Allergan, Inc	18,219
72,718	*	Alliance Data Systems Corp	10,322
57,330		Alliant Energy Corp	2,488
19,380		Allied World Assurance Co Holdings Ltd	1,497
1,223	*	Allscripts Healthcare Solutions, Inc	15
124,873		Allstate Corp	4,946
63,000	*	Alpha Natural Resources, Inc	414
32,793		Altera Corp	1,114
404,178		Altria Group, Inc	13,496
145,820	*	Amazon.com, Inc	37,085
93,366		AMB Property Corp	3,271
1,154	*	AMC Networks, Inc	50
3,779	*	Amdocs Ltd	125
60,558		Ameren Corp	1,978
106,785		American Capital Agency Corp	3,694
3,334		American Eagle Outfitters, Inc	70
78,179		American Electric Power Co, Inc	3,435
296,807		American Express Co	16,876
33,900		American Financial Group, Inc	1,285
112,627	*	American International Group, Inc	3,693
275,944		American Tower Corp	19,700
72,711		American Water Works Co, Inc	2,695
58,477		Ameriprise Financial, Inc	3,315
44,474		AmerisourceBergen Corp	1,722
89,125		Ametek, Inc	3,159
710,597		Amgen, Inc	59,918
63,644		Amphenol Corp (Class A)	3,747
394,635		Anadarko Petroleum Corp	27,593
76,330		Analog Devices, Inc	2,991
226,143		Annaly Capital Management, Inc	3,808
10,110	*	Annie’s, Inc	453
9,694	*	Ansys, Inc	712
171,769		Aon plc	8,982
228,445		Apache Corp	19,754
10,181	*	Apollo Group, Inc (Class A)	296
619,107		Apple, Inc	413,105
194,034		Applied Materials, Inc	2,166
61,340	*	Arch Capital Group Ltd	2,557
218,690		Archer Daniels Midland Co	5,944
97,149	*	Arrow Electronics, Inc	3,275
306,819		Ashland, Inc	21,968
18,330		Assurant, Inc	684
3,546,985		AT&T, Inc	133,721
48,374	*	Autodesk, Inc	1,614
17,283		Autoliv, Inc	1,071
72,334		Automatic Data Processing, Inc	4,243
1,375	*,e	Autonation, Inc	60
16,902	*	Autozone, Inc	6,248
533,999		Avago Technologies Ltd	18,618
15,264		AvalonBay Communities, Inc	2,076
11,080		Avery Dennison Corp	353

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

17,381	*	Avnet, Inc	$506
67,120		Avon Products, Inc	1,071
320,813		Axis Capital Holdings Ltd	11,203
2,258	*	Babcock & Wilcox Co	58
120,146		Baker Hughes, Inc	5,434
40,277		Ball Corp	1,704
4,197,055		Bank of America Corp	37,060
142,363		Bank of New York Mellon Corp	3,220
32,176		Bard (C.R.), Inc	3,367
340,000		Barnes Group, Inc	8,503
667,542		Baxter International, Inc	40,226
184,325		BB&T Corp	6,112
325,268		Beam, Inc	18,716
32,783		Becton Dickinson & Co	2,575
192,004	*	Bed Bath & Beyond, Inc	12,096
709,775	*	Berkshire Hathaway, Inc (Class B)	62,602
158,720		Best Buy Co, Inc	2,728
85,594	*	Biogen Idec, Inc	12,773
40,000	*	BioMarin Pharmaceuticals, Inc	1,611
380	*	Bio-Rad Laboratories, Inc (Class A)	41
38,988		BlackRock, Inc	6,952
882,082		Blackstone Group LP	12,596
67,397	*	BMC Software, Inc	2,796
779,844		Boeing Co	54,293
133,908	*	BorgWarner, Inc	9,254
24,745		Boston Properties, Inc	2,737
225,689	*	Boston Scientific Corp	1,295
39,900		Brinker International, Inc	1,408
344,814		Bristol-Myers Squibb Co	11,637
620,088		Broadcom Corp (Class A)	21,443
130,511	e	Brookfield Office Properties, Inc. (Toronto)	2,169
24,926		Brown-Forman Corp (Class B)	1,626
50,411		Bunge Ltd	3,380
34,372		CA, Inc	886
32,589		Cablevision Systems Corp (Class A)	517
281,819		Cabot Oil & Gas Corp	12,654
97,000	*	CACI International, Inc (Class A)	5,024
71,912	*	Calpine Corp	1,244
16,020		Camden Property Trust	1,033
65,182	*	Cameron International Corp	3,655
18,845	e	Campbell Soup Co	656
308,865		Capital One Financial Corp	17,608
137,143		Cardinal Health, Inc	5,344
60,085	*	CareFusion Corp	1,706
13,000		Carlisle Cos, Inc	675
28,208	*	Carmax, Inc	798
999,457		Carnival Corp	36,420
20,000	*	Catamaran Corp	1,959
27,849	*	Catamaran Corp (Toronto)	2,729
237,244		Caterpillar, Inc	20,412
47,159	*	CBRE Group, Inc	868
517,979		CBS Corp (Class B)	18,818
270,779		Celanese Corp (Series A)	10,265

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

558,281	*	Celgene Corp	$42,653
1,975,877		Centerpoint Energy, Inc	42,086
199,972		CenturyTel, Inc	8,079
32,022	*	Cerner Corp	2,479
71,120		CF Industries Holdings, Inc	15,806
16,464		CH Robinson Worldwide, Inc	964
130,000	*	Charles River Laboratories International, Inc	5,148
250,663		Charles Schwab Corp	3,206
8,848	*	Charter Communications, Inc	664
68,082	e	Chesapeake Energy Corp	1,285
1,428,126		Chevron Corp	166,462
100,000	e	Chicago Bridge & Iron Co NV	3,809
10,709	*	Chipotle Mexican Grill, Inc (Class A)	3,401
37,244		Chubb Corp	2,841
255,148		Church & Dwight Co, Inc	13,775
567,000	*,e	Ciena Corp	7,711
150,486		Cigna Corp	7,098
8,860		Cimarex Energy Co	519
35,371		Cincinnati Financial Corp	1,340
77,023		Cintas Corp	3,193
4,468,111		Cisco Systems, Inc	85,296
18,926	*	CIT Group, Inc	746
1,660,249		Citigroup, Inc	54,323
55,624	*	Citrix Systems, Inc	4,259
60,000	*	Clean Harbors, Inc	2,931
300,040		Cleveland-Cliffs, Inc	11,741
12,293		Clorox Co	886
42,765		CME Group, Inc	2,450
108,606		CMS Energy Corp	2,558
111,316		Coach, Inc	6,236
38,148	*	Cobalt International Energy, Inc	850
2,119,878		Coca-Cola Co	80,407
305,633		Coca-Cola Enterprises, Inc	9,557
36,320	*	Cognizant Technology Solutions Corp (Class A)	2,539
196,891		Colgate-Palmolive Co	21,111
2,021,614		Comcast Corp (Class A)	72,313
88,490		Comcast Corp (Special Class A)	3,079
50,877		Comerica, Inc	1,580
73,770		Computer Sciences Corp	2,376
74,602		ConAgra Foods, Inc	2,058
183,253	*	Concho Resources, Inc	17,363
461,066		ConocoPhillips	26,364
22,452		Consol Energy, Inc	675
30,785		Consolidated Edison, Inc	1,844
16,797	*	Constellation Brands, Inc (Class A)	543
4,881	*	Continental Resources, Inc	375
931		Con-Way, Inc	25
32,703		Cooper Industries plc	2,455
19,748		Core Laboratories NV	2,399
194,719		Corning, Inc	2,561

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

364,281		Costco Wholesale Corp	$36,474
1,199	*	Covance, Inc	56
24,373		Coventry Health Care, Inc	1,016
135,830		Covidien plc	8,071
999		Crane Co	40
10,162	*,e	Cree, Inc	259
68,137	*	Crown Castle International Corp	4,368
38,095	*	Crown Holdings, Inc	1,400
585,758		CSX Corp	12,154
119,345		Cummins, Inc	11,005
799,904		CVS Corp	38,731
270,585		Cytec Industries, Inc	17,729
703,713		Danaher Corp	38,810
12,697		Darden Restaurants, Inc	708
51,568	*	DaVita, Inc	5,343
67,391		Deere & Co	5,559
315,909	*	Dell, Inc	3,115
57,654	*	Delta Air Lines, Inc	528
548,304	*	Denbury Resources, Inc	8,861
39,124		Dentsply International, Inc	1,492
67,513		Devon Energy Corp	4,085
33,763	e	Diamond Offshore Drilling, Inc	2,222
117,306		Dick’s Sporting Goods, Inc	6,082
42,604	e	Digital Realty Trust, Inc	2,976
97,385		Dillard’s, Inc (Class A)	7,043
378,281	*	DIRECTV	19,845
455,454		Discover Financial Services	18,095
71,068	*	Discovery Communications, Inc (Class A)	4,238
22,272	*	Discovery Communications, Inc (Class C)	1,248
509,214		DISH Network Corp (Class A)	15,587
4,223	*	Dolby Laboratories, Inc (Class A)	138
233,459	*	Dollar General Corp	12,032
195,428		Dollar Tree, Inc	9,434
129,341		Dominion Resources, Inc	6,847
18,380		Domtar Corp	1,439
2,274		Douglas Emmett, Inc	52
23,730		Dover Corp	1,412
1,393,754		Dow Chemical Co	40,363
127,296		DR Horton, Inc	2,627
55,878		Dr Pepper Snapple Group, Inc	2,488
113,747		DSW, Inc (Class A)	7,589
65,287		DTE Energy Co	3,913
208,106		Du Pont (E.I.) de Nemours & Co	10,461
672,325		Duke Energy Corp	43,567
66,729		Duke Realty Corp	981
5,013		Dun & Bradstreet Corp	399
63,980	*	E*Trade Financial Corp	564
122,199		East West Bancorp, Inc	2,581
56,763		Eastman Chemical Co	3,236
38,946	e	Eaton Corp	1,841
11,039		Eaton Vance Corp	320

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,065,780	*	eBay, Inc	$51,594
607	*	EchoStar Corp (Class A)	17
332,587		Ecolab, Inc	21,555
204,473		Edison International	9,342
25,950	*	Edwards Lifesciences Corp	2,786
31,056	*	Electronic Arts, Inc	394
203,463		Eli Lilly & Co	9,646
859,132	*	EMC Corp	23,429
122,315		Emerson Electric Co	5,904
6,892		Energen Corp	361
6,285		Energizer Holdings, Inc	469
1,784	*	Engility Holdings, Inc	33
31,383		Entergy Corp	2,175
213,186		EOG Resources, Inc	23,887
80,615		Equifax, Inc	3,755
9,826	*	Equinix, Inc	2,025
21,418		Equitable Resources, Inc	1,264
49,988	e	Equity Residential	2,876
131,914		Estee Lauder Cos (Class A)	8,122
23,513		Everest Re Group Ltd	2,515
138,152		Exelon Corp	4,915
116,675		Expedia, Inc	6,748
22,450		Expeditors International Washington, Inc	816
508,588	*	Express Scripts Holding Co	31,873
2,269,284	d	Exxon Mobil Corp	207,526
54,171	*	F5 Networks, Inc	5,672
44,610	*,e	Facebook, Inc	966
19,759		Family Dollar Stores, Inc	1,310
33,656		Fastenal Co	1,447
25,994		Federal Realty Investment Trust	2,737
235,980		FedEx Corp	19,969
65,434		Fidelity National Information Services, Inc	2,043
115,062		Fidelity National Title Group, Inc (Class A)	2,461
536,387		Fifth Third Bancorp	8,319
9,185		First Republic Bank	317
990	*,e	First Solar, Inc	22
153,163		FirstEnergy Corp	6,754
55,819	*	Fiserv, Inc	4,132
4,114	*,e	Five Below, Inc	161
50,000	*	FleetCor Technologies, Inc	2,240
15,949		Flir Systems, Inc	319
20,103		Flowserve Corp	2,568
37,082		Fluor Corp	2,087
54,152		FMC Corp	2,999
37,074	*	FMC Technologies, Inc	1,717
457,475		Foot Locker, Inc	16,240
3,688,484		Ford Motor Co	36,368
96,185	*	Forest Laboratories, Inc	3,425
97,400	*	Fortune Brands Home & Security, Inc	2,631
4,874	*	Fossil, Inc	413

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

45,357		Franklin Resources, Inc	$5,673
395,826		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,667
132,869	e	Frontier Communications Corp	651
95,784	e	GameStop Corp (Class A)	2,011
85,981		Gap, Inc	3,076
18,550	e	Garmin Ltd	774
50,762		General Dynamics Corp	3,356
5,805,051		General Electric Co	131,833
87,777		General Growth Properties, Inc	1,710
111,073		General Mills, Inc	4,426
4,461,000	*	General Motors Co	0	^
158,725	*	General Motors Co	3,611
18,159,000	*	General Motors Co	0	^
19,417,463	*	General Motors Co	0	^
530,757	*	General Motors Co	0	^
29,845,445	*	General Motors Co	0	^
26,439,985	*	General Motors Co	0	^
18,106,794	*,e	General Motors Co	0	^
69,850,000	*	General Motors Co	0	^
61,921,000	*,e	General Motors Co	0	^
13,592,224	*	General Motors Co	0	^
32,141		Genuine Parts Co	1,962
50,909	*	Genworth Financial, Inc (Class A)	266
100,000		Georgia Gulf Corp	3,622
430,853	*	Gilead Sciences, Inc	28,578
1,562		Global Payments, Inc	65
412,898		Goldman Sachs Group, Inc	46,938
150,307	*	Goodyear Tire & Rubber Co	1,832
166,116	*	Google, Inc (Class A)	125,335
11,448	*,e	Green Mountain Coffee Roasters, Inc	272
1,039		Guess?, Inc	26
28,115		H&R Block, Inc	487
1		H.B. Fuller Co	0	^
32,162		H.J. Heinz Co	1,799
957,323		Halliburton Co	32,252
24,455		Harley-Davidson, Inc	1,036
23,108		Harris Corp	1,184
144,449		Hartford Financial Services Group, Inc	2,808
18,461	e	Hasbro, Inc	705
35,252		HCA Holdings, Inc	1,172
71,731		HCP, Inc	3,191
51,895		Health Care REIT, Inc	2,997
2,198	*	Health Net, Inc	49
26,849		Helmerich & Payne, Inc	1,278
20,135	*	Henry Schein, Inc	1,596
201,938		Herbalife Ltd	9,572
204,124		Hershey Co	14,470
603,888	*	Hertz Global Holdings, Inc	8,291
82,778		Hess Corp	4,447
1,230,214		Hewlett-Packard Co	20,987
166,000		Hillshire Brands Co	4,445
92,353		Holly Corp	3,811

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

43,702	*	Hologic, Inc	$885
1,123,637		Home Depot, Inc	67,834
1,047,012		Honeywell International, Inc	62,559
15,063		Hormel Foods Corp	440
27,958	*	Hospira, Inc	918
113,482		Host Marriott Corp	1,821
599	*,e	Hovnanian Enterprises, Inc (Class A)	2
82,745		Hudson City Bancorp, Inc	659
145,723		Humana, Inc	10,222
374,152		Huntington Bancshares, Inc	2,582
1,501	*	Huntington Ingalls	63
72,479		Huntsman Corp	1,082
188,300		IAC/InterActiveCorp	9,803
11,479	*	IHS, Inc (Class A)	1,117
469,756		Illinois Tool Works, Inc	27,936
82,087	*,e	Illumina, Inc	3,957
183,868		Ingersoll-Rand plc	8,241
112,748		Ingredion, Inc	6,219
16,908		Integrys Energy Group, Inc	883
2,441,168		Intel Corp	55,366
165,158	*	IntercontinentalExchange, Inc	22,034
756,959		International Business Machines Corp	157,031
7,906		International Flavors & Fragrances, Inc	471
42,736		International Game Technology	559
85,489		International Paper Co	3,105
512,940		Interpublic Group of Cos, Inc	5,704
130,744		Intuit, Inc	7,698
13,778	*	Intuitive Surgical, Inc	6,829
141,603		Invesco Ltd	3,539
13,950		Iron Mountain, Inc	476
1,276,174	e	iShares MSCI Canada Index Fund	36,320
2,260,593		iShares MSCI EAFE Index Fund	119,812
1,792,078	e	iShares MSCI Japan Index Fund	16,415
40,900	*,e	ITT Educational Services, Inc	1,318
32,786		J.B. Hunt Transport Services, Inc	1,706
23,392		J.M. Smucker Co	2,019
266,990		Jabil Circuit, Inc	4,998
22,487	*	Jacobs Engineering Group, Inc	909
323,376	e	Jarden Corp	17,087
16,672	e	JC Penney Co, Inc	405
698,000	*	JDS Uniphase Corp	8,645
1,507,287		Johnson & Johnson	103,867
546,074		Johnson Controls, Inc	14,962
789		Jones Lang LaSalle, Inc	60
160,555		Joy Global, Inc	9,001
2,211,347		JPMorgan Chase & Co	89,515
92,224	*	Juniper Networks, Inc	1,578
51,841		Kansas City Southern Industries, Inc	3,929
1,399	e	KB Home	20
173,543		KBR, Inc	5,175
36,562		Kellogg Co	1,889
50,000		Kennametal, Inc	1,854

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

195,042		Keycorp	$1,705
95,505		Kimberly-Clark Corp	8,192
59,963	e	Kimco Realty Corp	1,215
9,803		Kinder Morgan Management LLC	749
214,389		Kinder Morgan, Inc	7,615
999	*	Kirby Corp	55
112,118		Kla-Tencor Corp	5,349
275,000	*	Kodiak Oil & Gas Corp	2,574
23,666		Kohl’s Corp	1,212
1,676,670	*	Kraft Foods, Inc (Class A)	69,330
384,483		Kroger Co	9,051
20,505		L-3 Communications Holdings, Inc	1,470
11,840	*	Laboratory Corp of America Holdings	1,095
26,254	*	Lam Research Corp	834
999		Landstar System, Inc	47
284,207		Las Vegas Sands Corp	13,179
1,039	*,e	Leap Wireless International, Inc	7
13,388		Legg Mason, Inc	330
30,064		Leggett & Platt, Inc	753
2,821	e	Lennar Corp (Class A)	98
22,452		Leucadia National Corp	511
15,218	*	Level 3 Communications, Inc	350
60,800	e	Lexmark International, Inc (Class A)	1,353
56,587	*	Liberty Global, Inc (Class A)	3,438
6,397	*	Liberty Global, Inc (Series C)	361
22,172	*	Liberty Interactive LLC	2,310
69,908		Liberty Media Holding Corp (Interactive A)	1,293
15,705	e	Liberty Property Trust	569
47,846	*	Life Technologies Corp	2,339
284,624		Limited Brands, Inc	14,021
34,094		Lincoln National Corp	825
47,285		Linear Technology Corp	1,506
12,637	*	LinkedIn Corp	1,522
77,188		Lockheed Martin Corp	7,208
42,689		Loews Corp	1,761
320,534		Lorillard, Inc	37,326
479,141		Lowe’s Companies, Inc	14,489
70,397	*	LSI Logic Corp	486
106,590		LyondellBasell Industries AF S.C.A	5,506
11,502	e	M&T Bank Corp	1,095
32,640		Macerich Co	1,868
410,950		Macy’s, Inc	15,460
1	*	Madison Square Garden, Inc	0	^
8,318		Manpower, Inc	306
322,041		Marathon Oil Corp	9,523
150,690		Marathon Petroleum Corp	8,226
54,700		Marriott International, Inc (Class A)	2,139
236,148		Marsh & McLennan Cos, Inc	8,013
5,651		Martin Marietta Materials, Inc	468
88,341		Marvell Technology Group Ltd	808
80,900		Masco Corp	1,218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

78,811		Mastercard, Inc (Class A)	$35,582
76,390		Mattel, Inc	2,710
129,219		Maxim Integrated Products, Inc	3,440
24,905		McCormick & Co, Inc	1,545
4,517	*	McDermott International, Inc	55
227,715		McDonald’s Corp	20,893
213,586		McGraw-Hill Cos, Inc	11,660
166,767		McKesson Corp	14,347
679		MDC Holdings, Inc	26
18,979		MDU Resources Group, Inc	418
125,464		Mead Johnson Nutrition Co	9,194
25,368		MeadWestvaco Corp	776
184,119		Medtronic, Inc	7,939
1,693,668		Merck & Co, Inc	76,385
577,761		Metlife, Inc	19,910
33,312	*	MetroPCS Communications, Inc	390
657	*	Mettler-Toledo International, Inc	112
32,927	*	MGM Mirage	354
28,500	*	Michael Kors Holdings Ltd	1,516
18,708	e	Microchip Technology, Inc	613
1,434,734	*	Micron Technology, Inc	8,587
4,473,364		Microsoft Corp	133,217
12,091	*	Mohawk Industries, Inc	968
15,492		Molson Coors Brewing Co (Class B)	698
270,803		Monsanto Co	24,648
93,616		Monster Beverage Corp	5,070
20,540		Moody’s Corp	907
783,384		Morgan Stanley	13,114
61,640		Mosaic Co	3,551
67,855		Motorola, Inc	3,430
773		MSC Industrial Direct Co (Class A)	52
49,127		Murphy Oil Corp	2,638
298,338	*	Mylan Laboratories, Inc	7,279
45,685	*	Nabors Industries Ltd	641
13,515		Nasdaq Stock Market, Inc	315
233,351		National Oilwell Varco, Inc	18,694
1,239	*,e	Navistar International Corp	26
132,646	*	NetApp, Inc	4,361
10,647	*,e	NetFlix, Inc	580
50,000	*	NeuStar, Inc (Class A)	2,002
59,840	e	New York Community Bancorp, Inc	847
30,161		Newell Rubbermaid, Inc	576
12,413	*	Newfield Exploration Co	389
59,533		Newmont Mining Corp	3,334
196,543		News Corp (Class A)	4,821
44,587		News Corp (Class B)	1,106
125,381		NextEra Energy, Inc	8,818
11,843	*	Nielsen Holdings NV	355
306,397		Nike, Inc (Class B)	29,080
125,007		NiSource, Inc	3,185
118,240		Noble Corp	4,231
47,912		Noble Energy, Inc	4,442

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

140,988		Nordstrom, Inc	$7,780
68,792		Norfolk Southern Corp	4,377
100,187		Northeast Utilities	3,830
63,961		Northern Trust Corp	2,969
48,693		Northrop Grumman Corp	3,235
39,040		NRG Energy, Inc	835
24,242	*	Nuance Communications, Inc	603
64,965		Nucor Corp	2,486
190,000		NV Energy, Inc	3,422
64,913	*	Nvidia Corp	866
5,392	*	NVR, Inc	4,554
25,443		NYSE Euronext	627
885,450		Occidental Petroleum Corp	76,202
95,000	*	Ocwen Financial Corp	2,604
12,581		Omnicare, Inc	427
71,298		Omnicom Group, Inc	3,676
49,033		Oneok, Inc	2,369
40,000	*	Onyx Pharmaceuticals, Inc	3,380
3,040,931		Oracle Corp	95,759
82,423	*	O’Reilly Automotive, Inc	6,892
623,543	*	Orient-Express Hotels Ltd (Class A)	5,550
437	e	Overseas Shipholding Group, Inc	3
303,139	*	Owens Corning, Inc	10,143
18,853	*	Owens-Illinois, Inc	354
52,231		Paccar, Inc	2,091
20,432		Pall Corp	1,297
4,936	*,e	Palo Alto Networks, Inc	304
8,175	*	Panera Bread Co (Class A)	1,397
116,762		Parker Hannifin Corp	9,759
55,878		PartnerRe Ltd	4,151
15,583		Patterson Cos, Inc	534
46,226		Paychex, Inc	1,539
54,621		Peabody Energy Corp	1,218
432,000	*	Penn National Gaming, Inc	18,619
27,827	e	Pentair, Inc.	1,239
49,983		People’s United Financial, Inc	607
33,155		Pepco Holdings, Inc	627
885,513		PepsiCo, Inc	62,668
2,171		PerkinElmer, Inc	64
104,246		Perrigo Co	12,110
190,162		Petsmart, Inc	13,117
6,361,102		Pfizer, Inc	158,073
49,638		PG&E Corp	2,118
1,171,137		Philip Morris International, Inc	105,332
218,684		Phillips 66	10,140
86,447		Phillips-Van Heusen Corp	8,102
64,718		Pinnacle West Capital Corp	3,417
36,381		Pioneer Natural Resources Co	3,798
32,934	e	Pitney Bowes, Inc	455
13,232	*	Plains Exploration & Production Co	496
27,361		Plum Creek Timber Co, Inc	1,200
113,796		PNC Financial Services Group, Inc	7,181
18,300		Polaris Industries, Inc	1,480

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

140,970		PPG Industries, Inc	$16,189
70,424		PPL Corp	2,046
45,058		Praxair, Inc	4,681
87,406		Precision Castparts Corp	14,277
14,091	*	Priceline.com, Inc	8,719
257,360		Principal Financial Group	6,933
40,000		ProAssurance Corp	3,618
1,349,111		Procter & Gamble Co	93,574
59,809		Progressive Corp	1,240
479,318		Prudential Financial, Inc	26,128
73,304		Public Service Enterprise Group, Inc	2,359
53,445		Public Storage, Inc	7,438
191,502	*	Pulte Homes, Inc	2,968
50,000	*	QLIK Technologies, Inc	1,121
910,245		Qualcomm, Inc	56,881
437,274	*	Quanta Services, Inc	10,801
18,979		Quest Diagnostics, Inc	1,204
27,009		Questar Market Resources, Inc	855
10,816	*	Rackspace Hosting, Inc	715
10,812	*	Ralcorp Holdings, Inc	789
12,850		Ralph Lauren Corp	1,943
26,960		Range Resources Corp	1,884
24,220		Rayonier, Inc	1,187
346,103		Raytheon Co	19,783
12,620	e	Realty Income Corp	516
78,116	*	Red Hat, Inc	4,448
12,725		Regency Centers Corp	620
18,427	*	Regeneron Pharmaceuticals, Inc	2,813
310,434		Regions Financial Corp	2,238
76,464		RenaissanceRe Holdings Ltd	5,891
93,000		Rent-A-Center, Inc	3,262
60,973		Republic Services, Inc	1,677
87,284		Reynolds American, Inc	3,783
11,501	*	Rite Aid Corp	13
15,908		Robert Half International, Inc	424
6,874		Rock-Tenn Co (Class A)	496
30,089		Rockwell Automation, Inc	2,093
13,340		Rockwell Collins, Inc	716
106,220		Roper Industries, Inc	11,673
198,320		Ross Stores, Inc	12,811
17,537	*	Rowan Cos PLC	592
60,609		Royal Caribbean Cruises Ltd	1,831
14,424	*	RRI Energy, Inc	36
1,058		Ryder System, Inc	41
34,068	e	Safeway, Inc	548
57,226		SAIC, Inc	689
26,574	*	Salesforce.com, Inc	4,058
292,512	*	SanDisk Corp	12,704
79,999	*	SBA Communications Corp (Class A)	5,032
30,313	e	SCANA Corp	1,463
847,165		Schlumberger Ltd	61,276
117,450		Scripps Networks Interactive (Class A)	7,191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

171,508	e	Seagate Technology, Inc	$5,317
18,788		Sealed Air Corp	290
3,616	e	Sears Holdings Corp	201
30,635		SEI Investments Co	657
179,460		Sempra Energy	11,573
9,544	*	Sensata Technologies Holding BV	284
400,000		Service Corp International	5,384
1,559	*	Shaw Group, Inc	68
61,578		Sherwin-Williams Co	9,170
22,440		Sigma-Aldrich Corp	1,615
244,263		Simon Property Group, Inc	37,082
378,326	*	Sirius XM Radio, Inc	984
18,871	e	SL Green Realty Corp	1,511
102,153		SLM Corp	1,606
210,000	*	Smithfield Foods, Inc	4,127
73,762		Sotheby’s (Class A)	2,324
366,926		Southern Co	16,912
19,137		Southwest Airlines Co	168
59,349	*	Southwestern Energy Co	2,064
905,673		SPDR Trust Series 1	130,354
98,514		Spectra Energy Corp	2,892
765,465	*	Sprint Nextel Corp	4,225
4,763		SPX Corp	312
1,789	*,e	St. Joe Co	35
329,129		St. Jude Medical, Inc	13,866
69,430		Stanley Works	5,294
104,246	e	Staples, Inc	1,201
330,618		Starbucks Corp	16,779
80,382		Starwood Hotels & Resorts Worldwide, Inc	4,659
168,854		State Street Corp	7,085
63,388	*	Stericycle, Inc	5,738
49,050		Stryker Corp	2,730
1,218	*	SunCoke Energy, Inc	20
148,869	e	Sunoco, Inc	6,972
157,765		SunTrust Banks, Inc	4,460
100,098	*	Superior Energy Services	2,054
640,268	*	Symantec Corp	11,525
29,942	*	Synopsys, Inc	989
7,422		Synovus Financial Corp	18
71,814		Sysco Corp	2,246
28,069		T Rowe Price Group, Inc	1,777
802,677		Target Corp	50,946
1,079		Taubman Centers, Inc	83
67,600		TCF Financial Corp	807
79,382		TD Ameritrade Holding Corp	1,220
730		Techne Corp	53
1,892		Telephone & Data Systems, Inc	48
9,262	*	Tenet Healthcare Corp	58
57,516	*	Teradata Corp	4,337
138,800	*	Teradyne, Inc	1,974
36,200	*,e	Tesla Motors, Inc	1,060

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

198,073		Texas Instruments, Inc	$5,457
83,737		Textron, Inc	2,191
417,802		Thermo Electron Corp	24,579
15,853		Tiffany & Co	981
9,157	*	Tilly’s, Inc	168
112,281		Time Warner Cable, Inc	10,673
768,059		Time Warner, Inc	34,816
106,233		Timken Co	3,948
414,886		TJX Companies, Inc	18,583
133,871	*	Toll Brothers, Inc	4,449
48,888		Torchmark Corp	2,510
94,069		Total System Services, Inc	2,229
73,057		Tractor Supply Co	7,225
9,686	*	TransDigm Group, Inc	1,374
50,000		Transocean Ltd-NYSE	2,245
58,799		Travelers Cos, Inc	4,014
12,447	*	Trimble Navigation Ltd	593
19,958	*	TripAdvisor, Inc	657
20,739	*	TRW Automotive Holdings Corp	907
121,311		Tupperware Corp	6,501
1,029,184		Tyco International Ltd	57,902
60,252		Tyson Foods, Inc (Class A)	965
127,898	*	UAL Corp	2,494
25,631	e	UDR, Inc	636
25,987		Ulta Salon Cosmetics & Fragrance, Inc	2,503
21,010	*,e	Ultra Petroleum Corp	462
401,382		Union Pacific Corp	47,644
317,088		United Parcel Service, Inc (Class B)	22,694
13,376	e	United States Steel Corp	255
120,885		United Technologies Corp	9,464
1,109,160		UnitedHealth Group, Inc	61,459
1,790		Universal Health Services, Inc (Class B)	82
39,559		UnumProvident Corp	760
13,162	*	Urban Outfitters, Inc	494
52,023		URS Corp	1,837
1,659,403		US Bancorp	56,918
359	*,e	US Cellular Corp	14
216,191		Valero Energy Corp	6,849
13,687	*	Varian Medical Systems, Inc	826
84,030		Ventas, Inc	5,231
17,711	*	VeriFone Systems, Inc	493
64,536	*	VeriSign, Inc	3,142
58,199	*	Verisk Analytics, Inc	2,771
1,268,943		Verizon Communications, Inc	57,826
232,669	*	Vertex Pharmaceuticals, Inc	13,018
67,217		VF Corp	10,712
753,846		Viacom, Inc (Class B)	40,399
193,074		Visa, Inc (Class A)	25,926
200,000	*	Vishay Intertechnology, Inc	1,966

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

69,459	*	VMware, Inc (Class A)	$6,719
27,180		Vornado Realty Trust	2,203
14,717		Vulcan Materials Co	696
57,570		W.R. Berkley Corp	2,158
13,294		W.W. Grainger, Inc	2,770
248,098		Walgreen Co	9,041
827,902		Wal-Mart Stores, Inc	61,099
1,029,465		Walt Disney Co	53,820
276,919		Walter Energy, Inc	8,989
134,514		Warner Chilcott plc	1,816
463	e	Washington Post Co (Class B)	168
45,051		Waste Management, Inc	1,445
11,338	*	Waters Corp	945
172,172	*	Watson Pharmaceuticals, Inc	14,662
335,534	*	Weatherford International Ltd	4,255
22,399	*	WellCare Health Plans, Inc	1,267
219,416		WellPoint, Inc	12,728
3,564,735		Wells Fargo & Co	123,090
141,076	*	Western Digital Corp	5,464
114,875		Western Union Co	2,093
229,651		Weyerhaeuser Co	6,003
42,753		Whirlpool Corp	3,545
12,263	*	Whiting Petroleum Corp	581
64,570		Whole Foods Market, Inc	6,289
317,593		Williams Cos, Inc	11,106
17,513		Willis Group Holdings plc	647
58,814	e	Windstream Corp	595
89,993		Wisconsin Energy Corp	3,390
3,710	*	WPX Energy, Inc	62
204,869		Wyndham Worldwide Corp	10,752
12,984		Wynn Resorts Ltd	1,499
1,657,198		Xcel Energy, Inc	45,921
187,532		Xerox Corp	1,376
41,740		Xilinx, Inc	1,395
27,638		Xylem, Inc	695
217,042	*	Yahoo!, Inc	3,467
580,069		Yum! Brands, Inc	38,482
74,199		Zimmer Holdings, Inc	5,017

		TOTAL UNITED STATES	8,103,348

		TOTAL COMMON STOCKS	14,671,438

		(Cost $13,290,312)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	GPT Group	0	^

		TOTAL AUSTRALIA	0	^

FRANCE - 0.0%
13,171		Cie Generale de Geophysique-Veritas	21

		TOTAL FRANCE	21

MALAYSIA - 0.0%
51,780		IJM Land BHD - CW13	14

		TOTAL MALAYSIA	14

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

SPAIN - 0.0%
42,640		CaixaBank			$4

		TOTAL SPAIN			4

THAILAND - 0.0%
1,900,000	m	Krung Thai Bank PCL			349

		TOTAL THAILAND			349

UNITED STATES - 0.0%
149,280		Kinder Morgan, Inc			521
984		Liberty Ventures			13

		TOTAL UNITED STATES			534

		TOTAL RIGHTS / WARRANTS			922

		(Cost $310)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.1%
TREASURY DEBT - 0.9%
$18,100,000		United States Treasury Bill	0.088-0.091%	10/11/12	18,100
98,375,000		United States Treasury Bill	0.060-0.073	10/18/12	98,372
11,200,000		United States Treasury Bill	0.082-0.095	11/29/12	11,198
1,000,000		United States Treasury Bill	0.112	01/31/13	1,000

		TOTAL TREASURY DEBT			128,670

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%
REPURCHASE AGREEMENTS - 4.9%
150,000,000	o	Bank of Nova Scotia	0.210	10/01/12	150,000
46,000,000	p	Calyon	0.170	10/01/12	46,000
30,000,000	q	Citigroup	0.210	10/01/12	30,000
88,000,000	r	CSFB	0.230	10/01/12	88,000
75,000,000	s	HSBC	0.200	10/01/12	75,000
130,000,000	t	Merrill Lynch	0.150-0.170	10/01/12	130,000
75,000,000	u	Morgan Stanley	0.200	10/01/12	75,000
45,000,000	v	Royal Bank of Scotland	0.200	10/01/12	45,000
85,000,000	w	UBS Warburg	0.170	10/01/12	85,000

		TOTAL REPURCHASE AGREEMENTS			724,000

VARIABLE RATE SECURITY - 0.3%
11,000,000	i	American Express Credit Account Master	0.520	10/15/12	11,000
2,440,839	i	Granite Master Issuer plc 2006	0.540	12/20/50	2,388
2,092,148	i	Granite Master Issuer plc 2007	0.570	12/20/50	2,047
1,252,426	i	Medallion Trust Series 2005	0.590	08/22/36	1,226
1,504,799	i	Nelnet Student Loan Trust 2007	0.620	09/25/18	1,504
2,238,280	i	Puma Global Mortgage Backed Trust	0.610	02/21/38	2,161
30,000,000	i	SLM Student Loan Trust 2007	0.640	01/25/19	29,544
5,617,935	i	SLM Student Loan Trust 2008	0.800	10/25/16	5,602

		TOTAL VARIABLE RATE SECURITY			55,472

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES	COMPANY	RATE	MATURITY DATE	VALUE (000)

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			$779,472

	TOTAL SHORT-TERM INVESTMENTS			908,142

(Cost $908,601)
	TOTAL INVESTMENTS - 104.9% (Cost $14,199,223)			15,580,502
	OTHER ASSETS & LIABILITIES, NET - (4.9)%			(731,709)

	NET ASSETS - 100.0%			$14,848,793

Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $739,900,000.
f	Restricted security. As of 9/30/2012, the aggregate value of these securities amounted to $9,333,000 or 0.1% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Agreement with Bank of Nova Scotia, 0.21% dated 09/28/12 to be repurchased at $150,003,000 on 010/01/12, collateralized by U.S. Treasury Securities valued at $153,096,000.
p	Agreement with Calyon, 0.17% dated 09/28/12 to be repurchased at $46,001,000 on 010/01/12, collateralized by U.S. Treasury Securities valued at $46,920,000.
q	Agreement with Citigroup, 0.21% dated 09/28/12 to be repurchased at $30,001,000 on 010/01/12, collateralized by U.S. Treasury Securities valued at $30,600,000.
r	Agreement with CSFB, 0.23% dated 09/28/12 to be repurchased at $88,002,000 on 010/01/12, collateralized by U.S. Treasury Securities valued at $89,761,000.
s	Agreement with HSBC, 0.20% dated 09/28/12 to be repurchased at $75,001,000 on 010/01/12, collateralized by U.S. Treasury Securities valued at $76,500,000.
t	Agreement with Merril Lynch, 0.15-0.17% dated 09/28/12 to be repurchased at $130,002,000 on 010/01/12, collateralized by U.S. Treasury Securities valued at $132,627,000.
u	Agreement with Morgan Stanley, 0.20% dated 09/28/12 to be repurchased at $75,001,000 on 010/01/12, collateralized by U.S. Treasury Securities valued at $76,500,000.
v	Agreement with Royal Bank of Scotland, 0.20% dated 09/28/12 to be repurchased at $45,001,000 on 010/01/12, collateralized by U.S. Treasury Securities valued at $45,904,000.
w	Agreement with UBS, 0.17% dated 09/28/12 to be repurchased at $85,001,000 on 010/01/12, collateralized by U.S. Treasury Securities valued at $86,700,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
September 30, 2012

SECTOR	VALUE (000)	% OF NET ASSETS

FINANCIALS	$2,814,885	18.9%
INFORMATION TECHNOLOGY	2,040,554	13.7
CONSUMER DISCRETIONARY	1,979,843	13.3
INDUSTRIALS	1,550,749	10.4
HEALTH CARE	1,506,697	10.2
ENERGY	1,461,792	9.8
CONSUMER STAPLES	1,417,989	9.6
MATERIALS	1,052,297	7.1
TELECOMMUNICATION SERVICES	453,292	3.1
UTILITIES	394,262	2.7
SHORT - TERM INVESTMENTS	908,142	6.1
OTHER ASSETS & LIABILITIES, NET	(731,709)	(4.9)

NET ASSETS	$14,848,793	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.6%
19,058	e	Allison Transmission Holdings, Inc	$383
733,148	*	BorgWarner, Inc	50,669
261,935	*	Delphi Automotive plc	8,120
102,086		Gentex Corp	1,736
174,213	*	Goodyear Tire & Rubber Co	2,124
183,466		Harley-Davidson, Inc	7,773
497,643	*,e	Tesla Motors, Inc	14,572
126,600		Thor Industries, Inc	4,598
2,234	*	Visteon Corp	99

		TOTAL AUTOMOBILES & COMPONENTS	90,074

BANKS - 0.0%
50,251		People’s United Financial, Inc	610
6,110	*	Signature Bank	410

		TOTAL BANKS	1,020

CAPITAL GOODS - 8.2%
492,309		3M Co	45,499
189,400		Ametek, Inc	6,714
15,390		Armstrong World Industries, Inc	714
257,859	*	Babcock & Wilcox Co	6,568
78,138	*	BE Aerospace, Inc	3,290
2,246,663		Boeing Co	156,413
4,140		Carlisle Cos, Inc	215
828,423		Caterpillar, Inc	71,279
383,844	e	Chicago Bridge & Iron Co NV	14,621
169,600	*	CNH Global NV	6,575
6,843	*,e	Colfax Corp	251
195,542		Cooper Industries plc	14,677
646,620		Cummins, Inc	59,625
156,903		Danaher Corp	8,653
581,046		Deere & Co	47,930
424,422		Donaldson Co, Inc	14,732
486,925		Emerson Electric Co	23,504
233,937		Fastenal Co	10,057
98,447		Flowserve Corp	12,576
360,730		Fluor Corp	20,302
16,411	*	Fortune Brands Home & Security, Inc	443
5,165	*	General Cable Corp	152
43,381		Graco, Inc	2,181
1,978,791		Honeywell International, Inc	118,233
105,557		Hubbell, Inc (Class B)	8,523
11,716		IDEX Corp	489
317,247		Illinois Tool Works, Inc	18,867

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

761,202		Ingersoll-Rand plc	$34,117
15,900		ITT Corp	320
347,053		Joy Global, Inc	19,456
331,800		KBR, Inc	9,894
278,600		Kennametal, Inc	10,330
38,161		Lennox International, Inc	1,845
303,159		Lincoln Electric Holdings, Inc	11,838
445,143		Lockheed Martin Corp	41,567
77,280	e	Manitowoc Co, Inc	1,031
280,524		Masco Corp	4,222
10,062	*	MRC Global, Inc	247
133,546		MSC Industrial Direct Co (Class A)	9,009
106,701		Nordson Corp	6,255
57,867		Paccar, Inc	2,316
91,160		Pall Corp	5,788
438,948		Parker Hannifin Corp	36,687
33,835	*,e	Polypore International, Inc	1,196
627,852		Precision Castparts Corp	102,553
113,221		Rockwell Automation, Inc	7,875
114,838		Rockwell Collins, Inc	6,160
659,475		Roper Industries, Inc	72,469
53,167		Snap-On, Inc	3,821
13,240	*	Spirit Aerosystems Holdings, Inc (Class A)	294
9,959		SPX Corp	651
207,612		Textron, Inc	5,433
336,452		Timken Co	12,503
41,216		Toro Co	1,640
40,776	*	TransDigm Group, Inc	5,785
105,693		Triumph Group, Inc	6,609
68,097	*	United Rentals, Inc	2,227
818,406		United Technologies Corp	64,073
99,752		Valmont Industries, Inc	13,117
336,313		W.W. Grainger, Inc	70,078
43,635	*	WABCO Holdings, Inc	2,516
148,774		Westinghouse Air Brake Technologies Corp	11,945
14,782		Xylem, Inc	372

		TOTAL CAPITAL GOODS	1,259,322

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
35,822		Cintas Corp	1,485
34,535	*	Clean Harbors, Inc	1,687
536,887	*	Copart, Inc	14,888
6,160		Covanta Holding Corp	106
21,709		Dun & Bradstreet Corp	1,728
86,471		Equifax, Inc	4,028
35,379	*	IHS, Inc (Class A)	3,444
111,574		Iron Mountain, Inc	3,806
649,944	*	Nielsen Holdings NV	19,485
76,087	e	Pitney Bowes, Inc	1,052
104,916		Robert Half International, Inc	2,794
43,223		Rollins, Inc	1,011
206,730	*	Stericycle, Inc	18,712

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

168,200		Towers Watson & Co	$8,923
566,531		Tyco International Ltd	31,873
1,134,753	*	Verisk Analytics, Inc	54,026
341,726		Waste Connections, Inc	10,337

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	179,385

CONSUMER DURABLES & APPAREL - 1.9%
581,748		Burberry Group plc	9,420
35,197	*	Carter’s, Inc	1,895
416,485		Coach, Inc	23,331
16,865	*,e	Deckers Outdoor Corp	618
349,777		DR Horton, Inc	7,219
43,562	*	Fossil, Inc	3,690
5,674	*,e	Garmin Ltd	237
68,987	*	Hanesbrands, Inc	2,199
75,242	e	Hasbro, Inc	2,872
474,386		Jarden Corp	25,066
75,000		Luxottica Group S.p.A.	2,646
208,150		Mattel, Inc	7,385
224,226	*	Michael Kors Holdings Ltd	11,924
671,988		Nike, Inc (Class B)	63,777
3,289	*	NVR, Inc	2,778
171,058		Phillips-Van Heusen Corp	16,032
169,951		Polaris Industries, Inc	13,744
222,100	*	Pulte Homes, Inc	3,443
393,889		Ralph Lauren Corp	59,568
42,729	*	Tempur-Pedic International, Inc	1,277
100,300	*	Toll Brothers, Inc	3,333
292,045		Tupperware Corp	15,651
62,001	*,e	Under Armour, Inc (Class A)	3,462
69,510		VF Corp	11,077

		TOTAL CONSUMER DURABLES & APPAREL	292,644

CONSUMER SERVICES - 3.4%
232,009	*	Apollo Group, Inc (Class A)	6,740
99,942	*	Bally Technologies, Inc	4,936
316,452		Brinker International, Inc	11,171
118,932	*	Chipotle Mexican Grill, Inc (Class A)	37,766
1,644	e	Choice Hotels International, Inc	53
100,750		Darden Restaurants, Inc	5,617
51,113	e	Dunkin Brands Group, Inc	1,492
123,925		H&R Block, Inc	2,148
109,916		International Game Technology	1,439
17,079	*,e	ITT Educational Services, Inc	550
1,912,462		Las Vegas Sands Corp	88,681
186,138		Marriott International, Inc (Class A)	7,278
1,434,347		McDonald’s Corp	131,600
680,064	*	Orient-Express Hotels Ltd (Class A)	6,053
86,823	*	Panera Bread Co (Class A)	14,837
3,881	*	Penn National Gaming, Inc	167
3,571,400	e	Sands China Ltd	13,223
2,110,680		Starbucks Corp	107,117

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

410,039		Starwood Hotels & Resorts Worldwide, Inc	$23,766
146,380	e	Weight Watchers International, Inc	7,729
116,453		Wyndham Worldwide Corp	6,111
62,914		Wynn Resorts Ltd	7,263
600,917		Yum! Brands, Inc	39,865

		TOTAL CONSUMER SERVICES	525,602

DIVERSIFIED FINANCIALS - 3.4%
414,663	*	Affiliated Managers Group, Inc	51,004
741,593		American Express Co	42,167
466,035		Ameriprise Financial, Inc	26,420
137,723		BlackRock, Inc	24,556
2,123,462		Blackstone Group LP	30,323
54,900		CBOE Holdings, Inc	1,615
898,200		Discover Financial Services	35,685
84,863		Eaton Vance Corp	2,458
52,243	e	Federated Investors, Inc (Class B)	1,081
118,577		Franklin Resources, Inc	14,830
434,671	*	IntercontinentalExchange, Inc	57,990
2,220,750	e	iShares Russell 1000 Growth Index Fund	148,124
79,268		Lazard Ltd (Class A)	2,317
33,952		Leucadia National Corp	772
31,672		LPL Financial Holdings, Inc	904
1,031,157		Moody’s Corp	45,546
94,291	*	MSCI, Inc (Class A)	3,375
98,646		SEI Investments Co	2,116
413,036		T Rowe Price Group, Inc	26,145
61,652		Waddell & Reed Financial, Inc (Class A)	2,020

		TOTAL DIVERSIFIED FINANCIALS	519,448

ENERGY - 4.0%
9,417	*	Atwood Oceanics, Inc	428
428,350		Cabot Oil & Gas Corp	19,233
150,998	*	Cameron International Corp	8,466
13,720	e	CARBO Ceramics, Inc	863
88,815	*	Cheniere Energy, Inc	1,381
51,600		Chevron Corp	6,014
138,423	*	Cobalt International Energy, Inc	3,083
555,203	*	Concho Resources, Inc	52,605
29,913	*	Continental Resources, Inc	2,300
140,273	e	Crescent Point Energy Corp	6,211
854,909	*	Denbury Resources, Inc	13,815
53,758	*	Dresser-Rand Group, Inc	2,963
645,033		EOG Resources, Inc	72,277
188,458	*	FMC Technologies, Inc	8,726
31,663	e	Golar LNG Ltd	1,222
232,727		Halliburton Co	7,841
15,905		Helmerich & Payne, Inc	757
90,252		Holly Corp	3,725
389,860		Kinder Morgan, Inc	13,848
51,435	*	Kosmos Energy LLC	586
9,086	*	Laredo Petroleum Holdings, Inc	200

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

137,000		Murphy Oil Corp	$7,356
628,004		National Oilwell Varco, Inc	50,309
28,693		Noble Energy, Inc	2,660
245,340		Occidental Petroleum Corp	21,114
278,721		Oceaneering International, Inc	15,399
33,830	*	Oil States International, Inc	2,688
80,957		Pioneer Natural Resources Co	8,452
129,432		Range Resources Corp	9,043
38,720	e	RPC, Inc	460
2,971,084		Schlumberger Ltd	214,899
6,872		SEACOR Holdings, Inc	573
340,801	*	Southwestern Energy Co	11,853
36,764		St. Mary Land & Exploration Co	1,989
245,704		Suncor Energy, Inc (NY)	8,071
65,968	e	Sunoco, Inc	3,089
214,700		Tullow Oil plc	4,763
13,443	*	Whiting Petroleum Corp	637
493,540		Williams Cos, Inc	17,259
16,673		World Fuel Services Corp	594

		TOTAL ENERGY	607,752

FOOD & STAPLES RETAILING - 2.1%
597,062		Costco Wholesale Corp	59,780
349,931		CVS Corp	16,944
19,983	*	Fresh Market, Inc	1,199
1,616,005		Kroger Co	38,041
24,004	e	Safeway, Inc	386
244,600		Sysco Corp	7,649
2,367,799		Wal-Mart Stores, Inc	174,743
245,146		Whole Foods Market, Inc	23,877

		TOTAL FOOD & STAPLES RETAILING	322,619

FOOD, BEVERAGE & TOBACCO - 6.0%
1,963,824		Altria Group, Inc	65,572
19,159	*	Annie’s, Inc	859
215,438		Brown-Forman Corp (Class B)	14,057
470,796	e	Campbell Soup Co	16,393
5,410,844		Coca-Cola Co	205,234
521,736		Coca-Cola Enterprises, Inc	16,315
114,999	*	Dean Foods Co	1,880
325,769		Dr Pepper Snapple Group, Inc	14,506
85,267		Flowers Foods, Inc	1,721
401,611		General Mills, Inc	16,004
92,413	*,e	Green Mountain Coffee Roasters, Inc	2,195
157,208		H.J. Heinz Co	8,796
455,387		Hershey Co	32,282
73,489		Hillshire Brands Co	1,968
244,429		Hormel Foods Corp	7,147
230,135		Ingredion, Inc	12,694
180,465		Kellogg Co	9,323
67,051		Kraft Foods, Inc (Class A)	2,773
234,784		Lorillard, Inc	27,341

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

105,825		McCormick & Co, Inc	$6,565
478,588		Mead Johnson Nutrition Co	35,071
322,279	*	Monster Beverage Corp	17,455
2,146,937		PepsiCo, Inc	151,939
2,802,665		Philip Morris International, Inc	252,071
88,272		Reynolds American, Inc	3,826

		TOTAL FOOD, BEVERAGE & TOBACCO	923,987

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
297,500		Aetna, Inc	11,781
23,872	*	Amerigroup Corp	2,183
436,703		AmerisourceBergen Corp	16,905
67,183		Bard (C.R.), Inc	7,031
690,309		Baxter International, Inc	41,598
149,772		Becton Dickinson & Co	11,766
531,172		Cardinal Health, Inc	20,700
250,656	*	Catamaran Corp	24,556
633,967	*	Cerner Corp	49,075
8,971		Cooper Cos, Inc	847
17,532		Covidien plc	1,042
174,442	*	DaVita, Inc	18,074
45,969		Dentsply International, Inc	1,753
517,617	*	Edwards Lifesciences Corp	55,577
975,787	*	Express Scripts Holding Co	61,152
328,166		HCA Holdings, Inc	10,912
37,134	*	Henry Schein, Inc	2,944
224,316	*	Idexx Laboratories, Inc	22,286
220,711	*	Intuitive Surgical, Inc	109,391
75,962	*	Laboratory Corp of America Holdings	7,024
712,088		McKesson Corp	61,260
46,301		Medtronic, Inc	1,996
62,876		Patterson Cos, Inc	2,153
13,649		Quest Diagnostics, Inc	866
329,336		Resmed, Inc	13,328
93,858	*	Sirona Dental Systems, Inc	5,346
191,838		St. Jude Medical, Inc	8,082
180,712		Stryker Corp	10,058
22,449	*	Tenet Healthcare Corp	141
42,473	*	Thoratec Corp	1,470
254,073		UnitedHealth Group, Inc	14,078
4,030		Universal Health Services, Inc (Class B)	184
88,091	*	Varian Medical Systems, Inc	5,314
181,808		WellPoint, Inc	10,547
12,821		Zimmer Holdings, Inc	867

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	612,287

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
264,389		Avon Products, Inc	4,217
202,870		Beiersdorf AG.	14,900
284,380		Church & Dwight Co, Inc	15,354
4,102		Clorox Co	296
576,690		Colgate-Palmolive Co	61,832

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,577,973		Estee Lauder Cos (Class A)	$97,156
551,989		Herbalife Ltd	26,164
276,614		Kimberly-Clark Corp	23,728
38,558	e	Nu Skin Enterprises, Inc (Class A)	1,497
157,738		Procter & Gamble Co	10,941

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	256,085

INSURANCE - 0.3%
152,019		ACE Ltd	11,494
13,459		Allied World Assurance Co Holdings Ltd	1,040
20,201		Aon plc	1,056
11,088	*	Arch Capital Group Ltd	462
86,194		Arthur J. Gallagher & Co	3,087
118,800	*	Berkshire Hathaway, Inc (Class B)	10,478
7,534		Brown & Brown, Inc	196
19,379		Erie Indemnity Co (Class A)	1,245
14,836		Hanover Insurance Group, Inc	553
342,888		Marsh & McLennan Cos, Inc	11,635
133,686		Travelers Cos, Inc	9,125
7,196		Validus Holdings Ltd	244

		TOTAL INSURANCE	50,615

MATERIALS - 4.0%
54,288		Airgas, Inc	4,468
179,002		Albemarle Corp	9,430
63,758	*	Allied Nevada Gold Corp	2,490
16,244		Aptargroup, Inc	840
193,913		Ashland, Inc	13,884
456,002		Ball Corp	19,293
214,712		Barrick Gold Corp	8,966
4,626		Carpenter Technology Corp	242
299,681		Celanese Corp (Series A)	11,361
178,001		CF Industries Holdings, Inc	39,559
23,580		Compass Minerals International, Inc	1,759
25,681	*	Crown Holdings, Inc	944
739,507		Du Pont (E.I.) de Nemours & Co	37,175
302,809		Eastman Chemical Co	17,263
206,285		Ecolab, Inc	13,369
108,483		FMC Corp	6,008
424,738		Freeport-McMoRan Copper & Gold, Inc (Class B)	16,811
509,400		Huntsman Corp	7,605
63,080		International Flavors & Fragrances, Inc	3,758
206,000		International Paper Co	7,482
21,460	*	Intrepid Potash, Inc	461
15,156		LyondellBasell Industries AF S.C.A	783
15,256	e	Martin Marietta Materials, Inc	1,264
13,521	*,e	Molycorp, Inc	155
1,940,341		Monsanto Co	176,610
6,353		NewMarket Corp	1,566
88,787	*	Owens-Illinois, Inc	1,666
65,842		Packaging Corp of America	2,390
459,402		PPG Industries, Inc	52,758

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

235,733		Praxair, Inc	$24,488
5,866		Rock-Tenn Co (Class A)	423
14,885		Rockwood Holdings, Inc	694
45,781		Royal Gold, Inc	4,572
37,221		RPM International, Inc	1,062
26,353	e	Scotts Miracle-Gro Co (Class A)	1,146
393,247		Sherwin-Williams Co	58,558
95,631		Sigma-Aldrich Corp	6,883
35,390		Silgan Holdings, Inc	1,540
607,200		Southern Copper Corp (NY)	20,864
38,812		Steel Dynamics, Inc	436
13,128	*	Tahoe Resources, Inc	267
214,545		Valspar Corp	12,036
3,826	e	Westlake Chemical Corp	280
201,861	*	WR Grace & Co	11,926

		TOTAL MATERIALS	605,535

MEDIA - 5.1%
38,858	*	AMC Networks, Inc	1,691
19,255		Cablevision Systems Corp (Class A)	305
2,001,796		CBS Corp (Class B)	72,725
35,116	*	Charter Communications, Inc	2,636
83,571		Cinemark Holdings, Inc	1,874
4,189,362		Comcast Corp (Class A)	149,854
1,639,105	*	DIRECTV	85,987
202,334	*	Discovery Communications, Inc (Class A)	12,065
1,235,527		DISH Network Corp (Class A)	37,819
1,792,133		Interpublic Group of Cos, Inc	19,929
16,057		John Wiley & Sons, Inc (Class A)	738
48,388	*,e	Lamar Advertising Co (Class A)	1,793
208,348	*	Liberty Global, Inc (Class A)	12,657
95,543	*	Liberty Interactive LLC	9,953
495,205		McGraw-Hill Cos, Inc	27,033
17,760		Morningstar, Inc	1,112
1,066,003		News Corp (Class A)	26,149
423,125		Omnicom Group, Inc	21,816
73,941	*,e	Pandora Media, Inc	810
215,554	e	Regal Entertainment Group (Class A)	3,033
703,930		Scripps Networks Interactive (Class A)	43,102
3,022,042	*	Sirius XM Radio, Inc	7,857
592,722		Time Warner Cable, Inc	56,344
1,162,136		Viacom, Inc (Class B)	62,279
535,685	e	Virgin Media, Inc	15,771
2,164,228		Walt Disney Co	113,147

		TOTAL MEDIA	788,479

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
2,941,120		Abbott Laboratories	201,643
761,170		Agilent Technologies, Inc	29,267
827,611	*	Alexion Pharmaceuticals, Inc	94,679
1,139,322		Allergan, Inc	104,339
1,824,868		Amgen, Inc	153,873

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

120,505	*	Ariad Pharmaceuticals, Inc	$2,919
348,538	*	Biogen Idec, Inc	52,012
704,864	*	BioMarin Pharmaceuticals, Inc	28,385
1,692,376		Bristol-Myers Squibb Co	57,118
60,618	*	Bruker BioSciences Corp	793
1,476,335	*	Celgene Corp	112,792
24,737	*	Charles River Laboratories International, Inc	980
3,235	*	Covance, Inc	151
367,729		Eli Lilly & Co	17,434
53,205	*	Endo Pharmaceuticals Holdings, Inc	1,688
1,905,109	*	Gilead Sciences, Inc	126,366
625,035	*,e	Illumina, Inc	30,126
69,955	*,e	Incyte Corp	1,263
647,673		Johnson & Johnson	44,631
11,104	*	Life Technologies Corp	543
51,138	*	Medivation, Inc	2,882
25,223	*	Mettler-Toledo International, Inc	4,307
1,143,923	*	Mylan Laboratories, Inc	27,912
60,956	*	Myriad Genetics, Inc	1,645
137,711		Novo Nordisk AS (Class B)	21,672
360,163	*	Onyx Pharmaceuticals, Inc	30,434
208,659		Perrigo Co	24,240
451,700		Pfizer, Inc	11,225
61,091	*	Regeneron Pharmaceuticals, Inc	9,326
42,209	*	Salix Pharmaceuticals Ltd	1,787
26,585		Techne Corp	1,913
347,100		Teva Pharmaceutical Industries Ltd (ADR)	14,373
33,658	*	United Therapeutics Corp	1,881
915,228	*	Vertex Pharmaceuticals, Inc	51,207
198,188	*	Viropharma, Inc	5,989
932,509		Warner Chilcott plc	12,589
172,352	*	Waters Corp	14,362
430,361	*	Watson Pharmaceuticals, Inc	36,650

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,335,396

REAL ESTATE - 1.5%
5,425		American Campus Communities, Inc	238
579,273		American Tower Corp	41,354
68,961		Apartment Investment & Management Co (Class A)	1,792
74,212		Boston Properties, Inc	8,209
15,790		BRE Properties, Inc (Class A)	740
43,974		Camden Property Trust	2,836
486,192	*	CBRE Group, Inc	8,951
97,186	e	Digital Realty Trust, Inc	6,788
24,797		Equity Lifestyle Properties, Inc	1,689
126,704		Equity Residential	7,289
28,100		Essex Property Trust, Inc	4,166
289,298		Extra Space Storage, Inc	9,619
40,016		Federal Realty Investment Trust	4,214
21,291		HCP, Inc	947
18,850		Home Properties, Inc	1,155
68,100		Jones Lang LaSalle, Inc	5,199

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

3,849		Kilroy Realty Corp	$172
28,093		Mid-America Apartment Communities, Inc	1,835
128,822		Plum Creek Timber Co, Inc	5,648
16,134		Post Properties, Inc	774
112,521		Public Storage, Inc	15,660
77,292		Rayonier, Inc	3,788
39,387		Regency Centers Corp	1,919
586,890		Simon Property Group, Inc	89,096
67,404		Tanger Factory Outlet Centers, Inc	2,179
13,260		Taubman Centers, Inc	1,017
137,294		Weyerhaeuser Co	3,589

		TOTAL REAL ESTATE	230,863

RETAILING - 7.2%
39,393		Aaron’s, Inc	1,096
92,164		Advance Auto Parts, Inc	6,308
1,062,941	*	Amazon.com, Inc	270,326
347,764		American Eagle Outfitters, Inc	7,331
89,236	*	Ascena Retail Group, Inc	1,914
12,828	*,e	Autonation, Inc	560
30,083	*	Autozone, Inc	11,121
587,192	*	Bed Bath & Beyond, Inc	36,993
271,425	*	Big Lots, Inc	8,029
26,533	*	Carmax, Inc	751
85,651		Chico’s FAS, Inc	1,551
248,453		Dick’s Sporting Goods, Inc	12,882
353,982	*	Dollar General Corp	18,244
1,097,578	*	Dollar Tree, Inc	52,985
211,038		DSW, Inc (Class A)	14,080
688,184		Expedia, Inc	39,805
155,966		Family Dollar Stores, Inc	10,341
8,101	*,e	Five Below, Inc	317
279,140		Foot Locker, Inc	9,909
477,756		Gap, Inc	17,094
231,810		Genuine Parts Co	14,147
180,917		GNC Holdings, Inc	7,050
24,792	*,e	Groupon, Inc	118
2,380,091		Home Depot, Inc	143,686
20,854	*,e	HomeAway, Inc	489
11,849		Kohl’s Corp	607
57,930	*	Liberty Media Holding Corp (Interactive A)	1,072
3,155	*	Liberty Ventures	157
863,541		Limited Brands, Inc	42,538
229,016	*	LKQ Corp	4,237
360,652		Lowe’s Companies, Inc	10,906
415,968		Macy’s, Inc	15,649
39,384	*,e	NetFlix, Inc	2,144
394,146		Nordstrom, Inc	21,748
292,174	*	O’Reilly Automotive, Inc	24,432
545,475		Petsmart, Inc	37,627
44,843	*	Priceline.com, Inc	27,746
911,386		Ross Stores, Inc	58,876

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

202,559	*	Sally Beauty Holdings, Inc	$5,082
222,493		Target Corp	14,122
389,348		Tiffany & Co	24,093
13,990	*	Tilly’s, Inc	256
1,954,078		TJX Companies, Inc	87,523
56,729		Tractor Supply Co	5,610
59,450	*	TripAdvisor, Inc	1,958
154,279		Ulta Salon Cosmetics & Fragrance, Inc	14,858
85,157	*	Urban Outfitters, Inc	3,198
219,480		Williams-Sonoma, Inc	9,651

		TOTAL RETAILING	1,101,217

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
438,334	*,e	Advanced Micro Devices, Inc	1,477
501,311		Altera Corp	17,037
212,792		Analog Devices, Inc	8,339
39,292	*	Atmel Corp	207
356,298		Avago Technologies Ltd	12,422
983,891		Broadcom Corp (Class A)	34,024
70,934		Cypress Semiconductor Corp	760
414,599	*,e	Freescale Semiconductor Holdings Ltd	3,943
4,929,030		Intel Corp	111,791
321,700		Kla-Tencor Corp	15,347
41,322	*	Lam Research Corp	1,313
178,693		Linear Technology Corp	5,691
1,587,730	*	LSI Logic Corp	10,971
536,416		Maxim Integrated Products, Inc	14,279
149,502	e	Microchip Technology, Inc	4,895
429,534	*	Nvidia Corp	5,730
26,866	*	Silicon Laboratories, Inc	988
134,328	*	Skyworks Solutions, Inc	3,165
744,703	*	Teradyne, Inc	10,590
606,876		Texas Instruments, Inc	16,719
460,093		Xilinx, Inc	15,372

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	295,060

SOFTWARE & SERVICES - 18.4%
1,105,426		Accenture plc	77,413
2,347,931	*	Adobe Systems, Inc	76,214
705,854	*	Akamai Technologies, Inc	27,006
257,302	*	Alliance Data Systems Corp	36,524
356,691	*	Amdocs Ltd	11,767
72,113	*	Ansys, Inc	5,293
15,562	*	AOL, Inc	548
69,032	*	Ariba, Inc	3,093
262,576	*	Autodesk, Inc	8,762
509,121		Automatic Data Processing, Inc	29,865
128,812	*	BMC Software, Inc	5,344
90,693		Broadridge Financial Solutions, Inc	2,116
14,713		CA, Inc	379
211,006	*	Cadence Design Systems, Inc	2,715
147,493	*	Citrix Systems, Inc	11,294

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

811,262	*	Cognizant Technology Solutions Corp (Class A)	$56,723
8,263	*	Compuware Corp	82
36,348	*	Concur Technologies, Inc	2,680
4,344		DST Systems, Inc	246
3,837,295	*	eBay, Inc	185,764
38,362	*	Equinix, Inc	7,904
332,562	*,e	Facebook, Inc	7,200
35,456	e	Factset Research Systems, Inc	3,419
89,129	*	Fiserv, Inc	6,598
35,381	*	FleetCor Technologies, Inc	1,585
94,975	*	Fortinet, Inc	2,293
777,691	*	Gartner, Inc	35,844
69,825		Genpact Ltd	1,165
57,206		Global Payments, Inc	2,393
600,116	*	Google, Inc (Class A)	452,789
370,309		IAC/InterActiveCorp	19,278
83,038	*	Informatica Corp	2,891
1,726,993		International Business Machines Corp	358,264
2,843,676		Intuit, Inc	167,436
63,429		Jack Henry & Associates, Inc	2,404
174,907		Lender Processing Services, Inc	4,878
48,688	*	LinkedIn Corp	5,862
371,356		Mastercard, Inc (Class A)	167,660
63,694	*	Micros Systems, Inc	3,129
11,685,709		Microsoft Corp	347,999
22,771	*	NetSuite, Inc	1,453
227,370	*	NeuStar, Inc (Class A)	9,102
626,624	*	Nuance Communications, Inc	15,597
6,734,245		Oracle Corp	212,061
238,447		Paychex, Inc	7,938
87,066	*	Rackspace Hosting, Inc	5,754
1,142,067	*	Red Hat, Inc	65,029
20,285	*	Rovi Corp	294
66,311		SAIC, Inc	798
243,743	*	Salesforce.com, Inc	37,217
7,900	*	ServiceNow, Inc	306
44,821	*	SolarWinds, Inc	2,498
50,540		Solera Holdings, Inc	2,217
11,287	*,m	Splunk, Inc	414
29,165	*	Symantec Corp	525
7,583	*	Synopsys, Inc	250
791,800		Tencent Holdings Ltd	26,807
245,200	*	Teradata Corp	18,491
130,173	*	TIBCO Software, Inc	3,935
101,155		Total System Services, Inc	2,397
28,770	*	Vantiv, Inc	620
78,206	*	VeriFone Systems, Inc	2,178
414,365		VeriSign, Inc	20,175
1,493,508		Visa, Inc (Class A)	200,547
273,209	*	VMware, Inc (Class A)	26,430
486,211		Western Union Co	8,859
95,660	*,e	Zynga, Inc	272

		TOTAL SOFTWARE & SERVICES	$2,816,983

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 12.2%
39,995	*,e	Acme Packet, Inc	$684
128,531		Amphenol Corp (Class A)	7,568
2,028,637	d	Apple, Inc	1,353,627
174,200	*	Arrow Electronics, Inc	5,872
333,900		Cisco Systems, Inc	6,374
674,285		Dell, Inc	6,648
21,248	*	Dolby Laboratories, Inc (Class A)	696
7,602	*	EchoStar Corp (Class A)	218
5,509,523	*	EMC Corp	150,245
282,808	*	F5 Networks, Inc	29,610
89,756		Flir Systems, Inc	1,793
49,012	*,e	Fusion-io, Inc	1,484
22,792		Harris Corp	1,167
23,107	*,e	IPG Photonics Corp	1,324
386,278		Jabil Circuit, Inc	7,231
1,338,444	*	Juniper Networks, Inc	22,901
230,482		Motorola, Inc	11,651
64,945		National Instruments Corp	1,635
115,373	*	NCR Corp	2,689
434,340	*	NetApp, Inc	14,281
13,522	*,e	Palo Alto Networks, Inc	833
3,683,912		Qualcomm, Inc	230,208
109,641	*	Riverbed Technology, Inc	2,551
99,810	*	Trimble Navigation Ltd	4,757
69,317		Western Digital Corp	2,685
9,132	*	Zebra Technologies Corp (Class A)	343

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,869,075

TELECOMMUNICATION SERVICES - 1.5%
363,844	*	Crown Castle International Corp	23,322
60,757	*	Level 3 Communications, Inc	1,396
310,203	*	SBA Communications Corp (Class A)	19,512
109,379	*	tw telecom inc (Class A)	2,852
3,831,339		Verizon Communications, Inc	174,594
254,246	e	Windstream Corp	2,570

		TOTAL TELECOMMUNICATION SERVICES	224,246

TRANSPORTATION - 1.9%
236,046		CH Robinson Worldwide, Inc	13,820
22,168		Con-Way, Inc	607
54,685		Copa Holdings S.A. (Class A)	4,444
1,070,133		CSX Corp	22,205
425,309	*	Delta Air Lines, Inc	3,896
269,923		Expeditors International Washington, Inc	9,814
284,684		FedEx Corp	24,090
1,923,780	*	Hertz Global Holdings, Inc	26,413
71,759		J.B. Hunt Transport Services, Inc	3,734
68,495		Kansas City Southern Industries, Inc	5,191
27,218	*	Kirby Corp	1,505

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

105,830		Landstar System, Inc			$5,004
97,746		Ryder System, Inc			3,818
99,264		Southwest Airlines Co			871
264,886	*,e	UAL Corp			5,165
631,159		Union Pacific Corp			74,919
1,306,530		United Parcel Service, Inc (Class B)			93,509

		TOTAL TRANSPORTATION			299,005

UTILITIES - 0.1%
11,527		Aqua America, Inc			285
36,553		ITC Holdings Corp			2,763
164,111		Oneok, Inc			7,928
29,152		Questar Corp			593

		TOTAL UTILITIES			11,569

		TOTAL COMMON STOCKS			15,218,268

		(Cost $12,375,352)

RIGHTS / WARRANTS - 0.0%
RETAILING - 0.0%
1,155		Liberty Ventures			16

		TOTAL RETAILING			16

		TOTAL RIGHTS / WARRANTS			16

		(Cost $13)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 1.9%
TREASURY DEBT - 0.9%
$3,100,000	United States Treasury Bill	0.048%	10/04/12	3,100
41,800,000	United States Treasury Bill	0.060-0.073	10/18/12	41,799
26,750,000	United States Treasury Bill	0.041-0.050	10/25/12	26,749
150,000	United States Treasury Bill	0.095	11/01/12	150
14,900,000	United States Treasury Bill	0.090	11/08/12	14,899
37,500,000	United States Treasury Bill	0.075-0.095	11/29/12	37,496
13,800,000	United States Treasury Bill	0.091	12/06/12	13,798

	TOTAL TREASURY DEBT			137,991

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
148,959,956	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	148,960

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	148,960

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES	COMPANY	VALUE (000)

	TOTAL SHORT-TERM INVESTMENTS	$286,951

	(Cost $286,949)
	TOTAL INVESTMENTS - 101.2%	15,505,235
	(Cost $12,662,314)
	OTHER ASSETS & LIABILITIES, NET - (1.2)%	(190,654)

	NET ASSETS - 100.0%	$15,314,581

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $146,102,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.8%
19,682	e	Allison Transmission Holdings, Inc	$396
51,119	*	American Axle & Manufacturing Holdings, Inc	576
87,437	*	BorgWarner, Inc	6,042
45,804		Cooper Tire & Rubber Co	879
110,265		Dana Holding Corp	1,356
250,536	*	Delphi Automotive plc	7,766
18,492	*	Dorman Products, Inc	583
16,941		Drew Industries, Inc	512
58,919	*	Exide Technologies	183
13,635	*	Federal Mogul Corp (Class A)	125
2,861,177		Ford Motor Co	28,211
13,714	*,e	Fuel Systems Solutions, Inc	236
584,896	*	General Motors Co	13,306
109,188		Gentex Corp	1,857
27,497	*	Gentherm, Inc	342
184,702	*	Goodyear Tire & Rubber Co	2,252
176,709		Harley-Davidson, Inc	7,487
519,514		Johnson Controls, Inc	14,234
77,470		Lear Corp	2,928
36,302	*	Modine Manufacturing Co	268
4,154		Shiloh Industries, Inc	47
30,024		Spartan Motors, Inc	150
16,669		Standard Motor Products, Inc	307
20,247	*	Stoneridge, Inc	101
17,815		Superior Industries International, Inc	304
46,120	*	Tenneco, Inc	1,291
49,932	*,e	Tesla Motors, Inc	1,462
33,978		Thor Industries, Inc	1,234
5,700	*	Tower International, Inc	44
77,381	*	TRW Automotive Holdings Corp	3,382
40,138	*	Visteon Corp	1,785
24,826	*,e	Winnebago Industries, Inc	314

		TOTAL AUTOMOBILES & COMPONENTS	99,960

BANKS - 3.4%
11,459		1st Source Corp	255
17,104	*	1st United Bancorp, Inc	110
5,520		Access National Corp	75
3,251		Alliance Financial Corp	131
5,882		American National Bankshares, Inc	133
18,171	*	Ameris Bancorp	229
4,648	e	Ames National Corp	97
18,000		Apollo Residential Mortgage	397
7,061	e	Arrow Financial Corp	177

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

130,985		Associated Banc-Corp	$1,725
66,701	e	Astoria Financial Corp	659
5,016		Bancfirst Corp	215
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	474
73,283		Bancorpsouth, Inc	1,080
41,404		Bank Mutual Corp	188
38,126		Bank of Hawaii Corp	1,739
4,416	e	Bank of Kentucky Financial Corp	122
3,864		Bank of Marin Bancorp	164
22,826		Bank of the Ozarks, Inc	787
17,629	e	BankFinancial Corp	155
25,535		BankUnited	628
12,480		Banner Corp	338
3,044	e	Bar Harbor Bankshares	109
531,598		BB&T Corp	17,628
57,116	*	BBCN Bancorp, Inc	720
23,421	*	Beneficial Mutual Bancorp, Inc	224
16,854		Berkshire Hills Bancorp, Inc	386
5,599	*	BofI Holding, Inc	146
21,305		BOK Financial Corp	1,259
59,217		Boston Private Financial Holdings, Inc	568
4,741		Bridge Bancorp, Inc	111
7,190	*,e	Bridge Capital Holdings	111
54,590		Brookline Bancorp, Inc	481
8,337		Bryn Mawr Bank Corp	187
6,191	*	BSB Bancorp, Inc	80
2,500		C&F Financial Corp	98
5,527		Camden National Corp	205
8,819	*	Cape Bancorp, Inc	83
9,158	e	Capital City Bank Group, Inc	97
177,657		CapitalSource, Inc	1,347
128,335		Capitol Federal Financial	1,535
22,480		Cardinal Financial Corp	321
61,647		Cathay General Bancorp	1,064
9,768		Center Bancorp, Inc	116
16,756		Centerstate Banks of Florida, Inc	149
16,733	*	Central Pacific Financial Corp	239
2,883		Century Bancorp, Inc	92
18,856		Chemical Financial Corp	456
153,338	*	CIT Group, Inc	6,040
9,568		Citizens & Northern Corp	188
30,246	*	Citizens Republic Bancorp, Inc	585
12,921	e	City Holding Co	463
35,413		City National Corp	1,824
10,007		Clifton Savings Bancorp, Inc	110
6,672		CNB Financial Corp	117
21,290		CoBiz, Inc	149
31,348		Columbia Banking System, Inc	581
150,256		Comerica, Inc	4,665
59,084		Commerce Bancshares, Inc	2,383
28,981		Community Bank System, Inc	817
11,562	e	Community Trust Bancorp, Inc	411

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

42,027		Cullen/Frost Bankers, Inc	$2,414
67,239	e	CVB Financial Corp	803
23,810		Dime Community Bancshares	344
96,753	*	Doral Financial Corp	91
12,747	*	Eagle Bancorp, Inc	213
111,043		East West Bancorp, Inc	2,345
4,559	e	Enterprise Bancorp, Inc	78
11,656		Enterprise Financial Services Corp	159
8,385	e	ESB Financial Corp	117
12,436		ESSA Bancorp, Inc	129
16,542		EverBank Financial Corp	228
14,022	e	Farmers National Banc Corp	91
7,387		Federal Agricultural Mortgage Corp (Class C)	190
6,828	e	Fidelity Southern Corp	65
703,677		Fifth Third Bancorp	10,914
7,979		Financial Institutions, Inc	149
9,860		First Bancorp (NC)	114
54,501	*	First Bancorp (Puerto Rico)	241
6,485		First Bancorp, Inc	114
58,052		First Busey Corp	283
16,444	*	First California Financial Group, Inc	114
4,123		First Citizens Bancshares, Inc (Class A)	672
84,375		First Commonwealth Financial Corp	595
12,139		First Community Bancshares, Inc	185
13,926		First Connecticut Bancorp	188
7,726		First Defiance Financial Corp	133
44,691		First Financial Bancorp	756
26,120	e	First Financial Bankshares, Inc	941
8,954		First Financial Corp	281
12,966		First Financial Holdings, Inc	168
12,796	*	First Financial Northwest, Inc	103
197,967		First Horizon National Corp	1,906
9,546		First Interstate Bancsystem, Inc	143
19,481		First Merchants Corp	292
57,533		First Midwest Bancorp, Inc	722
263,698		First Niagara Financial Group, Inc	2,133
5,749		First of Long Island Corp	177
6,248		First Pactrust Bancorp, Inc	78
77,940		First Republic Bank	2,686
82,846		FirstMerit Corp	1,220
23,200		Flushing Financial Corp	367
106,793		FNB Corp	1,197
7,261	*,e	FNB United Corp	86
11,394		Fox Chase Bancorp, Inc	178
10,443	*	Franklin Financial Corp	178
152,821		Fulton Financial Corp	1,507
8,476		German American Bancorp, Inc	204
56,600		Glacier Bancorp, Inc	882
7,809		Great Southern Bancorp, Inc	241
55,830	*,e	Guaranty Bancorp	113
14,437	*	Hampton Roads Bankshares, Inc	22
58,181		Hancock Holding Co	1,801

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,963	*	Hanmi Financial Corp	$307
10,342	e	Heartland Financial USA, Inc	282
15,254	*	Heritage Commerce Corp	106
11,990		Heritage Financial Corp	180
6,199		Heritage Financial Group	81
14,409	*,e	Heritage Oaks Bancorp	83
939	e	Hingham Institution for Savings	60
5,389	*	Home Bancorp, Inc	97
18,696		Home Bancshares, Inc	637
12,641		Home Federal Bancorp, Inc	143
10,000		Home Loan Servicing Solutions Ltd	163
3,494	*	HomeStreet, Inc	133
5,500	*	HomeTrust Bancshares, Inc	73
2,726		Horizon Bancorp	78
392,635		Hudson City Bancorp, Inc	3,125
11,015		Hudson Valley Holding Corp	188
664,830		Huntington Bancshares, Inc	4,587
22,391		IBERIABANK Corp	1,026
17,904	e	Independent Bank Corp	539
40,567		International Bancshares Corp	773
33,889	*	Investors Bancorp, Inc	618
14,732		Kearny Financial Corp	143
728,383		Keycorp	6,366
7,275		K-Fed Bancorp	110
20,622		Lakeland Bancorp, Inc	213
12,420		Lakeland Financial Corp	343
96,572	e	M&T Bank Corp	9,190
15,363		MainSource Financial Group, Inc	197
41,491		MB Financial, Inc	819
6,437	*	Mercantile Bank Corp	110
3,784		Merchants Bancshares, Inc	112
7,250	*	Meridian Interstate Bancorp, Inc	120
11,922	*	MetroCorp Bancshares, Inc	126
142,224	*,e	MGIC Investment Corp	218
4,068		Middleburg Financial Corp	72
3,556		Midsouth Bancorp, Inc	58
5,257		MidWestOne Financial Group, Inc	113
2,927	*,e	NASB Financial, Inc	73
5,351	e	National Bankshares, Inc	178
101,297		National Penn Bancshares, Inc	923
14,584	*,e	Nationstar Mortgage Holdings, Inc	484
27,027		NBT Bancorp, Inc	596
331,783	e	New York Community Bancorp, Inc	4,698
14,313		Northfield Bancorp, Inc	229
4,751		Northrim BanCorp, Inc	96
81,183		Northwest Bancshares, Inc	993
10,808		OceanFirst Financial Corp	159
80,790	*	Ocwen Financial Corp	2,214
76,288		Old National Bancorp	1,038
9,164	*	OmniAmerican Bancorp, Inc	208
33,903	e	Oriental Financial Group, Inc	357
40,271		Oritani Financial Corp	606

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

2,800	*	Pacific Capital Bancorp	$129
14,467		Pacific Continental Corp	129
7,850	*	Pacific Mercantile Bancorp	51
27,050		PacWest Bancorp	632
10,731	e	Park National Corp	751
22,441	*	Park Sterling Bank	111
6,595		Peapack Gladstone Financial Corp	108
2,964		Penns Woods Bancorp, Inc	131
10,509	*	Pennsylvania Commerce Bancorp, Inc	133
6,808		Peoples Bancorp, Inc	156
4,902	e	Peoples Federal Bancshares, Inc	85
273,155		People’s United Financial, Inc	3,316
25,469	*	Pinnacle Financial Partners, Inc	492
405,070		PNC Financial Services Group, Inc	25,561
77,233	*	Popular, Inc	1,346
8,859	*	Preferred Bank	126
45,847		PrivateBancorp, Inc	733
35,938		Prosperity Bancshares, Inc	1,532
7,003		Provident Financial Holdings, Inc	100
45,191		Provident Financial Services, Inc	714
30,181		Provident New York Bancorp	284
110,376	e	Radian Group, Inc	479
1,076,498		Regions Financial Corp	7,762
19,501		Renasant Corp	382
6,104		Republic Bancorp, Inc (Class A)	134
22,920		Rockville Financial, Inc	281
7,271	e	Roma Financial Corp	65
20,998		S&T Bancorp, Inc	370
8,198	e	S.Y. Bancorp, Inc	194
18,232		Sandy Spring Bancorp, Inc	351
11,445		SCBT Financial Corp	461
55,743	*	Seacoast Banking Corp of Florida	89
7,907		SI Financial Group, Inc	93
8,919		Sierra Bancorp	109
36,419	*	Signature Bank	2,443
13,207		Simmons First National Corp (Class A)	322
12,186		Southside Bancshares, Inc	266
14,769	*	Southwest Bancorp, Inc	160
24,453		State Bank & Trust Co	403
16,183		StellarOne Corp	213
27,752		Sterling Bancorp	275
20,641		Sterling Financial Corp	460
7,140	*	Suffolk Bancorp	105
29,193	*	Sun Bancorp, Inc	98
410,690		SunTrust Banks, Inc	11,610
147,939		Susquehanna Bancshares, Inc	1,547
33,751	*	SVB Financial Group	2,041
597,443		Synovus Financial Corp	1,416
12,643	*	Taylor Capital Group, Inc	216
122,960		TCF Financial Corp	1,468
9,400		Territorial Bancorp, Inc	216
29,620	*	Texas Capital Bancshares, Inc	1,472

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

61,768	*	TFS Financial Corp	$560
16,995	*	The Bancorp, Inc	175
7,054		Tompkins Trustco, Inc	286
18,385	e	TowneBank	282
4,100	*	Tree.com, Inc	64
9,919		Trico Bancshares	164
72,196		Trustco Bank Corp NY	413
49,168		Trustmark Corp	1,197
24,801		UMB Financial Corp	1,207
85,518		Umpqua Holdings Corp	1,102
14,087		Union Bankshares Corp	219
38,221	e	United Bankshares, Inc	952
31,617	*	United Community Banks, Inc	265
15,445		United Financial Bancorp, Inc	223
12,704		Univest Corp of Pennsylvania	229
1,445,110		US Bancorp	49,568
147,776	e	Valley National Bancorp	1,481
26,270		ViewPoint Financial Group	504
20,684	*	Virginia Commerce Bancorp	181
7,900	*	Walker & Dunlop, Inc	121
12,184		Washington Banking Co	173
81,549		Washington Federal, Inc	1,360
10,818		Washington Trust Bancorp, Inc	284
52,669		Webster Financial Corp	1,248
3,737,902		Wells Fargo & Co	129,071
19,012		WesBanco, Inc	394
11,970		West Bancorporation, Inc	144
14,484	*	West Coast Bancorp	326
21,201	e	Westamerica Bancorporation	998
59,188	*	Western Alliance Bancorp	604
23,121		Westfield Financial, Inc	173
44,266	*	Wilshire Bancorp, Inc	279
27,726		Wintrust Financial Corp	1,042
5,884		WSFS Financial Corp	243
139,772		Zions Bancorporation	2,887

		TOTAL BANKS	410,355

CAPITAL GOODS - 7.9%
530,981		3M Co	49,074
29,148		A.O. Smith Corp	1,678
13,279		Aaon, Inc	261
29,552		AAR Corp	485
30,986	*	Accuride Corp	144
17,815		Aceto Corp	168
52,376		Actuant Corp (Class A)	1,499
31,651		Acuity Brands, Inc	2,003
86,169	*	Aecom Technology Corp	1,823
28,439	*	Aegion Corp	545
14,335	*	Aerovironment, Inc	336
74,189	*	AGCO Corp	3,522
49,377	*,e	Air Lease Corp	1,007
43,373		Aircastle Ltd	491

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,490		Alamo Group, Inc	$152
23,047		Albany International Corp (Class A)	506
25,266		Alliant Techsystems, Inc	1,266
18,705		Altra Holdings, Inc	340
13,776	*	Ameresco, Inc	163
7,032	*	American Railcar Industries, Inc	199
7,536		American Science & Engineering, Inc	494
35,994	*,e	American Superconductor Corp	149
8,518	*	American Woodmark Corp	170
184,500		Ametek, Inc	6,541
8,632		Ampco-Pittsburgh Corp	159
24,223	*,e	API Technologies Corp	70
25,458		Apogee Enterprises, Inc	499
32,556		Applied Industrial Technologies, Inc	1,349
5,631		Argan, Inc	98
16,319		Armstrong World Industries, Inc	757
73,192	*	ArvinMeritor, Inc	310
15,638	*	Astec Industries, Inc	494
7,762	*	Astronics Corp	239
21,118		AZZ, Inc	802
90,144	*	Babcock & Wilcox Co	2,296
39,660		Barnes Group, Inc	992
74,030	*	BE Aerospace, Inc	3,117
35,044	*	Beacon Roofing Supply, Inc	999
34,599		Belden CDT, Inc	1,276
35,059	*	Blount International, Inc	461
17,407	*,e	Bluelinx Holdings, Inc	41
571,948		Boeing Co	39,819
37,869		Brady Corp (Class A)	1,109
39,839	e	Briggs & Stratton Corp	744
33,815	*	Builders FirstSource, Inc	175
9,868	*	CAI International, Inc	202
274,193	*,e	Capstone Turbine Corp	274
46,691		Carlisle Cos, Inc	2,424
7,045		Cascade Corp	386
498,090		Caterpillar, Inc	42,857
19,168		Ceradyne, Inc	468
23,760	*	Chart Industries, Inc	1,755
74,182	e	Chicago Bridge & Iron Co NV	2,826
12,832		CIRCOR International, Inc	484
38,968		Clarcor, Inc	1,739
21,101	*	CNH Global NV	818
6,482	e	Coleman Cable, Inc	62
38,377	*,e	Colfax Corp	1,407
12,813	*	Columbus McKinnon Corp	194
33,040		Comfort Systems USA, Inc	361
18,507	*	Commercial Vehicle Group, Inc	136
121,480		Cooper Industries plc	9,118
4,761	*	CPI Aerostructures, Inc	52
38,179		Crane Co	1,524
12,848		Cubic Corp	643
146,737		Cummins, Inc	13,531

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,284		Curtiss-Wright Corp	$1,154
443,993		Danaher Corp	24,486
303,700		Deere & Co	25,053
26,753	*,e	DigitalGlobe, Inc	545
113,848		Donaldson Co, Inc	3,952
14,128		Douglas Dynamics, Inc	209
140,993		Dover Corp	8,388
6,613	*	DXP Enterprises, Inc	316
25,816	*	Dycom Industries, Inc	371
12,440		Dynamic Materials Corp	187
4,594	e	Eastern Co	86
257,876	e	Eaton Corp	12,187
11,908	*	Edgen Group, Inc	92
50,074		EMCOR Group, Inc	1,429
561,469		Emerson Electric Co	27,103
15,305		Encore Wire Corp	448
25,675	*,e	Energy Recovery, Inc	76
37,162	*	EnerSys	1,311
12,394	*,e	Engility Holdings, Inc	229
15,889	*	EnPro Industries, Inc	572
20,938		ESCO Technologies, Inc	813
23,350	*	Esterline Technologies Corp	1,311
139,194		Exelis, Inc	1,439
226,019		Fastenal Co	9,718
50,117	*	Federal Signal Corp	317
26,655	*	Flow International Corp	99
39,008		Flowserve Corp	4,983
129,217		Fluor Corp	7,273
117,473	*	Fortune Brands Home & Security, Inc	3,174
18,245		Franklin Electric Co, Inc	1,104
12,439		Freightcar America, Inc	221
89,877	*,e	FuelCell Energy, Inc	79
25,764	*	Furmanite Corp	146
39,732		Gardner Denver, Inc	2,400
35,871		GATX Corp	1,522
42,477	*	GenCorp, Inc	403
18,874		Generac Holdings, Inc	432
40,126	*	General Cable Corp	1,179
242,634		General Dynamics Corp	16,043
8,084,332		General Electric Co	183,596
15,468	*	GeoEye, Inc	409
20,138	*	Gibraltar Industries, Inc	258
12,250		Global Power Equipment Group, Inc	227
12,953		Gorman-Rupp Co	350
46,150		Graco, Inc	2,320
93,433	*	GrafTech International Ltd	840
12,308		Graham Corp	222
29,395		Granite Construction, Inc	844
44,924		Great Lakes Dredge & Dock Corp	346
15,067	*	Greenbrier Cos, Inc	243
37,869		Griffon Corp	390
21,180		H&E Equipment Services, Inc	257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,389		Hardinge, Inc	$86
61,544		Harsco Corp	1,263
39,839		Heico Corp	1,541
74,803	*	Hexcel Corp	1,797
594,917		Honeywell International, Inc	35,546
12,024		Houston Wire & Cable Co	129
45,393		Hubbell, Inc (Class B)	3,665
37,789	*	Huntington Ingalls	1,589
4,796	*	Hurco Cos, Inc	110
62,789		IDEX Corp	2,623
39,772	*	II-VI, Inc	756
325,059		Illinois Tool Works, Inc	19,332
227,999		Ingersoll-Rand plc	10,219
10,094		Insteel Industries, Inc	118
69,597		ITT Corp	1,402
98,521	*	Jacobs Engineering Group, Inc	3,984
20,027		John Bean Technologies Corp	327
80,876		Joy Global, Inc	4,534
9,545	*	Kadant, Inc	221
21,747		Kaman Corp	780
25,042		Kaydon Corp	559
113,401		KBR, Inc	3,382
61,060		Kennametal, Inc	2,264
14,447	*,e	KEYW Holding Corp	181
24,942	*,e	Kratos Defense & Security Solutions, Inc	146
74,364		L-3 Communications Holdings, Inc	5,333
13,874	*	Layne Christensen Co	272
7,262		LB Foster Co (Class A)	235
38,988		Lennox International, Inc	1,886
63,965		Lincoln Electric Holdings, Inc	2,498
10,010	e	Lindsay Manufacturing Co	720
6,398	*	LMI Aerospace, Inc	131
199,117		Lockheed Martin Corp	18,594
12,960		LSI Industries, Inc	87
12,907	*	Lydall, Inc	182
99,971	e	Manitowoc Co, Inc	1,334
272,388		Masco Corp	4,100
43,578	*	Mastec, Inc	858
10,825		Met-Pro Corp	97
7,039	*	Michael Baker Corp	168
14,602	*	Middleby Corp	1,689
7,280		Miller Industries, Inc	117
34,691	*	Moog, Inc (Class A)	1,314
17,106	*	MRC Global, Inc	421
34,768		MSC Industrial Direct Co (Class A)	2,345
21,466		Mueller Industries, Inc	976
118,277		Mueller Water Products, Inc (Class A)	580
13,261	*	MYR Group, Inc	265
3,938	e	National Presto Industries, Inc	287
46,747	*,e	Navistar International Corp	986
19,754	*	NCI Building Systems, Inc	198
12,459	*	NN, Inc	106

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,425		Nordson Corp	$2,780
6,024	*	Nortek, Inc	330
191,980		Northrop Grumman Corp	12,753
8,845	*	Northwest Pipe Co	218
44,747	*	Orbital Sciences Corp	652
19,593	*	Orion Marine Group, Inc	146
69,175	*	Oshkosh Truck Corp	1,897
93,019	*	Owens Corning, Inc	3,113
272,631		Paccar, Inc	10,912
88,975		Pall Corp	5,649
114,637		Parker Hannifin Corp	9,581
76,198	e	Pentair, Inc	3,392
24,600		Perini Corp	281
12,323	*	Pike Electric Corp	98
13,529	*	PMFG, Inc	109
35,438	*,e	Polypore International, Inc	1,253
5,761	*	Powell Industries, Inc	223
110,965		Precision Castparts Corp	18,125
1,801		Preformed Line Products Co	98
19,995		Primoris Services Corp	261
3,700	*,e	Proto Labs, Inc	125
28,579		Quanex Building Products Corp	538
159,563	*	Quanta Services, Inc	3,941
27,582		Raven Industries, Inc	812
254,501		Raytheon Co	14,547
16,219	*	RBC Bearings, Inc	780
29,618		Regal-Beloit Corp	2,087
21,768	*,e	Rexnord Corp	397
29,287		Robbins & Myers, Inc	1,746
108,971		Rockwell Automation, Inc	7,579
111,391		Rockwell Collins, Inc	5,975
74,501		Roper Industries, Inc	8,187
24,579	*	Rush Enterprises, Inc (Class A)	473
8,467		Sauer-Danfoss, Inc	340
240	*	Seaboard Corp	542
8,300		SeaCube Container Leasing Ltd	156
51,148	*	Shaw Group, Inc	2,231
31,950		Simpson Manufacturing Co, Inc	914
44,614		Snap-On, Inc	3,206
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	2,016
37,552		SPX Corp	2,456
11,927		Standex International Corp	530
128,315		Stanley Works	9,784
12,518	*	Sterling Construction Co, Inc	125
15,189		Sun Hydraulics Corp	404
8,737		Sypris Solutions, Inc	62
21,485	e	TAL International Group, Inc	730
44,785	*	Taser International, Inc	270
28,168	*	Teledyne Technologies, Inc	1,786
14,645		Tennant Co	627
83,491	*	Terex Corp	1,885
7,088	e	Textainer Group Holdings Ltd	217

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

211,407		Textron, Inc	$5,533
10,410	*	Thermon Group Holdings	260
66,676		Timken Co	2,478
32,571	e	Titan International, Inc	575
11,613	*,e	Titan Machinery, Inc	236
45,144		Toro Co	1,796
39,014	*	TransDigm Group, Inc	5,535
13,203	*	Trex Co, Inc	450
24,820	*	Trimas Corp	598
61,064		Trinity Industries, Inc	1,830
38,084		Triumph Group, Inc	2,381
6,504	e	Twin Disc, Inc	116
70,844	*	United Rentals, Inc	2,317
695,416		United Technologies Corp	54,443
14,766		Universal Forest Products, Inc	613
57,668		URS Corp	2,036
58,472	*,e	USG Corp	1,283
17,556		Valmont Industries, Inc	2,309
12,845		Vicor Corp	86
44,645		W.W. Grainger, Inc	9,303
52,045	*	Wabash National Corp	371
50,019	*	WABCO Holdings, Inc	2,885
22,186		Watsco, Inc	1,681
23,144		Watts Water Technologies, Inc (Class A)	876
33,347	*	WESCO International, Inc	1,907
35,993		Westinghouse Air Brake Technologies Corp	2,890
4,376	*	Willis Lease Finance Corp	54
52,887		Woodward Governor Co	1,797
139,194		Xylem, Inc	3,501

		TOTAL CAPITAL GOODS	961,047

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	782
37,820	*	Acacia Research (Acacia Technologies)	1,037
87,875	*	ACCO Brands Corp	570
13,021		Acorn Energy, Inc	116
16,355		Administaff, Inc	413
25,530	*	Advisory Board Co	1,221
14,202		American Ecology Corp	306
26,021	*	American Reprographics Co	111
12,860	*,e	Asset Acceptance Capital Corp	96
8,882		Asta Funding, Inc	83
7,698	*	AT Cross Co	77
79,016		Avery Dennison Corp	2,514
6,166		Barrett Business Services, Inc	167
35,828		Brink’s Co	920
19,056	*	Casella Waste Systems, Inc (Class A)	82
41,673	*,e	CBIZ, Inc	251
7,981		CDI Corp	136
38,005	*,e	Cenveo, Inc	87
83,968		Cintas Corp	3,480
36,298	*	Clean Harbors, Inc	1,773

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,210	*	Consolidated Graphics, Inc	$214
85,446	*,e	Coolbrands International, Inc	118
80,516	*	Copart, Inc	2,233
27,057		Corporate Executive Board Co	1,451
76,892		Corrections Corp of America	2,572
6,267		Courier Corp	77
83,398		Covanta Holding Corp	1,431
8,400	*	CRA International, Inc	145
37,676		Deluxe Corp	1,151
23,101	*	Dolan Media Co	124
34,283		Dun & Bradstreet Corp	2,730
16,926	*	Encore Capital Group, Inc	478
67,718	*	EnergySolutions, Inc	185
20,747	*,e	EnerNOC, Inc	269
17,307		Ennis, Inc	284
93,656		Equifax, Inc	4,361
11,236	*	Exponent, Inc	641
9,375	*	Franklin Covey Co	113
32,036	*	FTI Consulting, Inc	855
15,088		G & K Services, Inc (Class A)	472
46,889		Geo Group, Inc	1,297
12,104	*	GP Strategies Corp	234
49,713		Healthcare Services Group	1,137
14,300		Heidrick & Struggles International, Inc	182
5,613	*,e	Heritage-Crystal Clean, Inc	111
43,782		Herman Miller, Inc	851
17,074	*	Hill International, Inc	74
33,809		HNI Corp	862
24,166	*	Hudson Highland Group, Inc	108
16,505	*	Huron Consulting Group, Inc	575
14,961	*	ICF International, Inc	301
114,792	*,e	ICO Global Communications Holdings Ltd	130
38,396	*	IHS, Inc (Class A)	3,738
22,974	*,e	Innerworkings, Inc	299
44,922		Interface, Inc	593
6,998	e	Intersections, Inc	74
117,434		Iron Mountain, Inc	4,007
21,500	*	KAR Auction Services, Inc	424
20,372		Kelly Services, Inc (Class A)	257
21,985	*	Kforce, Inc	259
25,171		Kimball International, Inc (Class B)	308
35,963		Knoll, Inc	502
34,304	*	Korn/Ferry International	526
62,295		Manpower, Inc	2,292
17,708		McGrath RentCorp	462
39,317	*	Metalico, Inc	101
21,996		Mine Safety Appliances Co	820
13,300	*	Mistras Group, Inc	309
28,189	*	Mobile Mini, Inc	471
8,734		Multi-Color Corp	202
40,393	*	Navigant Consulting, Inc	446
92,217	*	Nielsen Holdings NV	2,765

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,943		NL Industries, Inc	$57
50,328	*,e	Odyssey Marine Exploration, Inc	159
33,022	*	On Assignment, Inc	658
6,800	*	Performant Financial Corp	73
133,197	e	Pitney Bowes, Inc	1,841
13,016	*	Portfolio Recovery Associates, Inc	1,359
19,286	e	Quad	327
137,806	e	R.R. Donnelley & Sons Co	1,461
231,437		Republic Services, Inc	6,368
32,857		Resources Connection, Inc	431
112,120		Robert Half International, Inc	2,986
50,683		Rollins, Inc	1,185
16,511	*	RPX Corp	185
10,767		Schawk, Inc (Class A)	141
12,140	*	Standard Parking Corp	272
54,705		Steelcase, Inc (Class A)	539
64,951	*	Stericycle, Inc	5,880
31,978	*	SYKES Enterprises, Inc	430
15,368	*	Team, Inc	489
47,935	*	Tetra Tech, Inc	1,259
9,816	*	TMS International Corp	97
46,448		Towers Watson & Co	2,464
13,579	*	TRC Cos, Inc	102
36,370	*	TrueBlue, Inc	572
353,546		Tyco International Ltd	19,890
11,503		Unifirst Corp	768
31,063		United Stationers, Inc	808
112,125	*	Verisk Analytics, Inc	5,337
15,178		Viad Corp	317
2,793		VSE Corp	68
4,634	*	WageWorks, Inc	81
94,121		Waste Connections, Inc	2,847
350,415		Waste Management, Inc	11,242

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	129,536

CONSUMER DURABLES & APPAREL - 1.4%
29,617	e	American Greetings Corp (Class A)	498
9,523	*	Arctic Cat, Inc	395
8,829		Bassett Furniture Industries, Inc	110
129,102	*,e	Beazer Homes USA, Inc	458
7,843	e	Blyth, Inc	204
68,196		Brunswick Corp	1,543
51,179	e	Callaway Golf Co	314
37,626	*	Carter’s, Inc	2,026
4,557	*	Cavco Industries, Inc	209
5,581		Cherokee, Inc	81
31,639	*	Clarus Corp	277
219,388		Coach, Inc	12,291
9,339	e	Columbia Sportswear Co	504
68,785	*	CROCS, Inc	1,115
5,480		CSS Industries, Inc	113
6,895		Culp, Inc	81

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,784	*,e	Deckers Outdoor Corp	$1,091
4,329	*	Delta Apparel, Inc	60
212,202		DR Horton, Inc	4,379
18,783	e	Ethan Allen Interiors, Inc	412
78,988	*,e	Fifth & Pacific Cos, Inc	1,009
3,461		Flexsteel Industries, Inc	72
41,666	*	Fossil, Inc	3,529
82,384	*,e	Garmin Ltd	3,439
13,268	*	G-III Apparel Group Ltd	476
73,677	*	Hanesbrands, Inc	2,349
53,605		Harman International Industries, Inc	2,474
88,192	e	Hasbro, Inc	3,366
23,782	*	Helen of Troy Ltd	757
7,853	e	Hooker Furniture Corp	102
76,275	*,e	Hovnanian Enterprises, Inc (Class A)	264
54,965	*	Iconix Brand Group, Inc	1,003
21,039	*,e	iRobot Corp	479
20,248	e	Jakks Pacific, Inc	295
61,707		Jarden Corp	3,261
3,583	*	Johnson Outdoors, Inc	77
66,643		Jones Apparel Group, Inc	858
58,687	e	KB Home	842
19,366	*,e	K-Swiss, Inc (Class A)	66
39,237	*	La-Z-Boy, Inc	574
34,167	*	Leapfrog Enterprises, Inc	308
106,800		Leggett & Platt, Inc	2,675
122,890	e	Lennar Corp (Class A)	4,272
16,013	*	Libbey, Inc	253
7,210		Lifetime Brands, Inc	86
16,303	*	M/I Homes, Inc	315
17,427	*	Maidenform Brands, Inc	357
8,407		Marine Products Corp	50
260,103		Mattel, Inc	9,229
29,150		MDC Holdings, Inc	1,123
22,694	*	Meritage Homes Corp	863
63,961	*	Michael Kors Holdings Ltd	3,401
43,299	*	Mohawk Industries, Inc	3,465
12,667		Movado Group, Inc	427
4,424		Nacco Industries, Inc (Class A)	555
221,507		Newell Rubbermaid, Inc	4,229
275,967		Nike, Inc (Class B)	26,193
3,863	*	NVR, Inc	3,262
10,106		Oxford Industries, Inc	570
8,860	*	Perry Ellis International, Inc	195
53,300		Phillips-Van Heusen Corp	4,995
48,524		Polaris Industries, Inc	3,924
36,161		Pool Corp	1,504
256,906	*	Pulte Homes, Inc	3,982
107,027	*	Quiksilver, Inc	355
47,058		Ralph Lauren Corp	7,117
6,477		RG Barry Corp	95
35,106		Ryland Group, Inc	1,053

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,340	*,e	Sealy Corp	$103
27,339	*	Skechers U.S.A., Inc (Class A)	558
12,508	*,e	Skullcandy, Inc	172
52,271	*	Smith & Wesson Holding Corp	576
83,238	*,e	Standard-Pacific Corp	563
4,356	*	Steinway Musical Instruments, Inc	106
30,111	*	Steven Madden Ltd	1,316
14,503	e	Sturm Ruger & Co, Inc	718
46,528	*	Tempur-Pedic International, Inc	1,391
109,135	*	Toll Brothers, Inc	3,627
19,300		True Religion Apparel, Inc	412
16,316	*,e	Tumi Holdings, Inc	384
42,641		Tupperware Corp	2,285
57,954	*,e	Under Armour, Inc (Class A)	3,236
10,905	*	Unifi, Inc	140
11,370	*	Universal Electronics, Inc	200
15,069	*,e	Vera Bradley, Inc	359
66,632		VF Corp	10,619
31,228	*	Warnaco Group, Inc	1,621
5,214		Weyco Group, Inc	127
57,906		Whirlpool Corp	4,800
38,752	e	Wolverine World Wide, Inc	1,719
28,030	*,e	Zagg, Inc	239

		TOTAL CONSUMER DURABLES & APPAREL	171,577

CONSUMER SERVICES - 2.2%
18,260	*	AFC Enterprises	449
13,862	*,e	American Public Education, Inc	505
24,907		Ameristar Casinos, Inc	443
73,307	*	Apollo Group, Inc (Class A)	2,130
9,987	*	Ascent Media Corp (Series A)	539
33,030	*	Bally Technologies, Inc	1,631
18,782	*	BJ’s Restaurants, Inc	852
14,000	*	Bloomin’ Brands, Inc	230
9,987	*	Bluegreen Corp	63
22,385		Bob Evans Farms, Inc	876
37,877	*,e	Boyd Gaming Corp	267
14,947	*	Bravo Brio Restaurant Group, Inc	217
14,051	*,e	Bridgepoint Education, Inc	143
57,602		Brinker International, Inc	2,033
14,166	*	Buffalo Wild Wings, Inc	1,215
27,800	*,e	Caesars Entertainment Corp	189
12,593	*	Capella Education Co	442
46,334	*	Career Education Corp	175
16,070	*,e	Caribou Coffee Co, Inc	221
317,506		Carnival Corp	11,570
12,748		Carriage Services, Inc	123
8,099	*	Carrols Restaurant Group, Inc	47
14,608		CBRL Group, Inc	980
15,042		CEC Entertainment, Inc	453
46,024		Cheesecake Factory	1,645
24,233	*	Chipotle Mexican Grill, Inc (Class A)	7,695

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,525	e	Choice Hotels International, Inc	$689
9,609		Churchill Downs, Inc	603
5,100	*	Chuy’s Holdings, Inc	125
23,500	*,e	Coinstar, Inc	1,057
3,869		Collectors Universe	54
59,209	*,e	Corinthian Colleges, Inc	141
98,248		Darden Restaurants, Inc	5,477
4,400	*	Del Frisco’s Restaurant Group, Inc	66
75,312	*	Denny’s Corp	365
50,888	e	DeVry, Inc	1,158
11,939	*	DineEquity, Inc	669
46,919		Domino’s Pizza, Inc	1,769
57,083	e	Dunkin Brands Group, Inc	1,667
21,777	*,e	Education Management Corp	68
4,221		Einstein Noah Restaurant Group, Inc	75
11,999	*	Fiesta Restaurant Group, Inc	190
2,428		Frisch’s Restaurants, Inc	48
30,359	*	Grand Canyon Education, Inc	714
209,732		H&R Block, Inc	3,634
47,975		Hillenbrand, Inc	873
33,800	*	Hyatt Hotels Corp	1,357
4,863	*	Ignite Restaurant Group, Inc	68
204,140		International Game Technology	2,672
22,405		International Speedway Corp (Class A)	636
33,777		Interval Leisure Group, Inc	639
15,534	*	Isle of Capri Casinos, Inc	108
18,743	*,e	ITT Educational Services, Inc	604
33,770	*	Jack in the Box, Inc	949
47,403	*	Jamba, Inc	106
18,366	*,e	K12, Inc	371
39,822	*	Krispy Kreme Doughnuts, Inc	316
303,442		Las Vegas Sands Corp	14,071
32,744	*	Life Time Fitness, Inc	1,498
17,103		Lincoln Educational Services Corp	72
13,766	*	Luby’s, Inc	93
8,861		Mac-Gray Corp	119
14,891		Marcus Corp	165
196,233		Marriott International, Inc (Class A)	7,673
19,786	*	Marriott Vacations Worldwide Corp	713
23,085		Matthews International Corp (Class A)	688
775,302		McDonald’s Corp	71,133
310,088	*	MGM Mirage	3,333
8,692	*	Monarch Casino & Resort, Inc	76
23,956	*	Morgans Hotel Group Co	154
17,243	*	MTR Gaming Group, Inc	73
20,438	*	Multimedia Games, Inc	321
2,018	*	Nathan’s Famous, Inc	63
5,638		National American University Holdings, Inc	28
78,277	*	Orient-Express Hotels Ltd (Class A)	697
21,333	*	Panera Bread Co (Class A)	3,646
14,983	*	Papa John’s International, Inc	800
10,099	*,e	Peet’s Coffee & Tea, Inc	741

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

50,416	*	Penn National Gaming, Inc	$2,173
48,180	*	Pinnacle Entertainment, Inc	590
21,234	*,e	Premier Exhibitions, Inc	50
9,873	*	Red Lion Hotels Corp	62
11,853	*	Red Robin Gourmet Burgers, Inc	386
44,951		Regis Corp	826
111,785		Royal Caribbean Cruises Ltd	3,377
50,005	*	Ruby Tuesday, Inc	363
26,831	*	Ruth’s Chris Steak House, Inc	171
23,715	*	Ryman Hospitality Properties	937
49,874	*	Scientific Games Corp (Class A)	412
165,818		Service Corp International	2,232
44,601	*	Shuffle Master, Inc	705
30,384		Six Flags Entertainment Corp	1,787
45,772	*	Sonic Corp	470
51,448		Sotheby’s (Class A)	1,621
9,984		Speedway Motorsports, Inc	154
577,720		Starbucks Corp	29,319
150,829		Starwood Hotels & Resorts Worldwide, Inc	8,742
958	*	Steak N Shake Co	350
11,970	*	Steiner Leisure Ltd	557
68,986		Stewart Enterprises, Inc (Class A)	579
9,323	e	Strayer Education, Inc	600
42,904		Texas Roadhouse, Inc (Class A)	734
16,126	*	Town Sports International Holdings, Inc	199
15,190		Universal Technical Institute, Inc	208
27,599		Vail Resorts, Inc	1,591
20,124	e	Weight Watchers International, Inc	1,063
230,986		Wendy’s	1,051
43,711	*	WMS Industries, Inc	716
111,352		Wyndham Worldwide Corp	5,844
60,884		Wynn Resorts Ltd	7,028
351,611		Yum! Brands, Inc	23,326

		TOTAL CONSUMER SERVICES	266,781

DIVERSIFIED FINANCIALS - 5.4%
38,978	*	Affiliated Managers Group, Inc	4,794
254,072	*	American Capital Ltd	2,881
764,623		American Express Co	43,477
167,051		Ameriprise Financial, Inc	9,470
149,594		Apollo Investment Corp	1,177
189,701		Ares Capital Corp	3,251
21,300		Artio Global Investors, Inc	63
8,214,789		Bank of America Corp	72,537
910,707		Bank of New York Mellon Corp	20,601
75,948		BGC Partners, Inc (Class A)	372
54,667		BlackRock Kelso Capital Corp	531
97,240		BlackRock, Inc	17,338
16,951		Calamos Asset Management, Inc (Class A)	197
442,667		Capital One Financial Corp	25,236
2,167		Capital Southwest Corp	243
22,738		Cash America International, Inc	877

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

66,839		CBOE Holdings, Inc	$1,966
820,091		Charles Schwab Corp	10,489
2,235,189		Citigroup, Inc	73,135
254,455		CME Group, Inc	14,580
14,207	e	Cohen & Steers, Inc	421
50,765	*	Cowen Group, Inc	137
5,866	*	Credit Acceptance Corp	502
9,816	*	Deerfield Capital Corp	72
1,990		Diamond Hill Investment Group, Inc	153
405,032		Discover Financial Services	16,092
33,079	*	Dollar Financial Corp	567
21,313		Duff & Phelps Corp	290
216,676	*	E*Trade Financial Corp	1,909
91,544		Eaton Vance Corp	2,651
10,984		Epoch Holding Corp	254
21,903		Evercore Partners, Inc (Class A)	591
36,390	*	Ezcorp, Inc (Class A)	834
39,284	*	FBR Capital Markets Corp	121
69,691	e	Federated Investors, Inc (Class B)	1,442
7,094		Fidus Investment Corp	118
62,757	*,e	Fifth Street Finance Corp	689
35,325	*,e	Financial Engines, Inc	842
23,334	*	First Cash Financial Services, Inc	1,074
58,259	*,e	First Marblehead Corp	61
1,504	*	Firsthand Technology Value Fund, Inc	26
107,910		Franklin Resources, Inc	13,496
5,142	e	Friedman Billings Ramsey Group, Inc (Class A)	123
17,300	e	FXCM, Inc	165
7,000	e	Gain Capital Holdings, Inc	35
6,584		GAMCO Investors, Inc (Class A)	328
54,396		GFI Group, Inc	173
15,081		Gladstone Capital Corp	132
15,921		Gladstone Investment Corp	125
375,149		Goldman Sachs Group, Inc	42,648
10,597	e	Golub Capital BDC, Inc	168
16,998	*,e	Green Dot Corp	208
22,433	e	Greenhill & Co, Inc	1,161
14,431	*,e	GSV Capital Corp	125
16,757	*	Harris & Harris Group, Inc	64
38,185		Hercules Technology Growth Capital, Inc	420
22,560	*	HFF, Inc (Class A)	336
4,930		Horizon Technology Finance Corp	80
30,361		Interactive Brokers Group, Inc (Class A)	426
55,972	*	IntercontinentalExchange, Inc	7,467
12,794	*	International Assets Holding Corp	244
32,107	*	Internet Capital Group, Inc	326
342,435		Invesco Ltd	8,557
34,884	*	Investment Technology Group, Inc	303
13,500		iShares Russell 2000 Index Fund	1,127
16,823	e	iShares Russell 3000 Index Fund	1,427
140,813		Janus Capital Group, Inc	1,329
105,291		Jefferies Group, Inc	1,441

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,011		JMP Group, Inc	$60
2,903,520		JPMorgan Chase & Co	117,534
26,819	e	KBW, Inc	442
15,310	e	KCAP Financial, Inc	142
40,000	*	Knight Capital Group, Inc (Class A)	107
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	97
87,189		Lazard Ltd (Class A)	2,549
107,590		Legg Mason, Inc	2,655
148,276		Leucadia National Corp	3,373
38,545		LPL Financial Holdings, Inc	1,100
17,209	e	Main Street Capital Corp	508
10,552		Manning & Napier, Inc	129
27,836		MarketAxess Holdings, Inc	880
6,533		Marlin Business Services Corp	139
64,585		MCG Capital Corp	298
9,981		Medallion Financial Corp	118
12,771		Medley Capital Corp	180
7,162		MicroFinancial, Inc	66
150,373		Moody’s Corp	6,642
1,176,627		Morgan Stanley	19,697
91,923	*	MSCI, Inc (Class A)	3,290
17,411		MVC Capital, Inc	223
88,875		Nasdaq Stock Market, Inc	2,070
20,204		Nelnet, Inc (Class A)	480
23,100	*,e	Netspend Holdings, Inc	227
5,367	e	New Mountain Finance Corp	80
21,889	*	NewStar Financial, Inc	262
12,077		NGP Capital Resources Co	90
7,402	e	Nicholas Financial, Inc	96
166,517		Northern Trust Corp	7,729
194,468		NYSE Euronext	4,794
7,363		Oppenheimer Holdings, Inc	117
43,579	e	PennantPark Investment Corp	462
41,814	*,e	PHH Corp	851
17,372	*	Pico Holdings, Inc	396
13,978	*	Piper Jaffray Cos	356
113,446	e	Prospect Capital Corp	1,307
9,591		Pzena Investment Management, Inc (Class A)	50
86,796		Raymond James Financial, Inc	3,181
4,005	*,e	Regional Management Corp	69
9,098		Resource America, Inc (Class A)	62
21,125	*	Safeguard Scientifics, Inc	331
110,255		SEI Investments Co	2,365
372,531		SLM Corp	5,856
28,070		Solar Capital Ltd	643
6,100		Solar Senior Capital Ltd	109
100,000		SPDR Trust Series 1	14,393
373,091		State Street Corp	15,655
40,347	*	Stifel Financial Corp	1,356
37,258	*	SWS Group, Inc	228
198,760		T Rowe Price Group, Inc	12,582
3,999		TCP Capital Corp	64

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

177,302		TD Ameritrade Holding Corp	$2,725
6,653		THL Credit, Inc	93
29,067		TICC Capital Corp	302
20,596	e	Triangle Capital Corp	528
4,394	*	Virtus Investment Partners, Inc	378
67,558		Waddell & Reed Financial, Inc (Class A)	2,214
21,153		Walter Investment Management Corp	783
3,869		Westwood Holdings Group, Inc	151
44,981	*	WisdomTree Investments, Inc	301
9,005	*,e	World Acceptance Corp	607

		TOTAL DIVERSIFIED FINANCIALS	659,067

ENERGY - 10.2%
70,225	*,e	Abraxas Petroleum Corp	162
1,730		Adams Resources & Energy, Inc	53
9,171		Alon USA Energy, Inc	126
172,068	*	Alpha Natural Resources, Inc	1,130
13,406	*,e	Amyris Biotechnologies, Inc	46
381,450		Anadarko Petroleum Corp	26,671
298,484		Apache Corp	25,810
6,580	e	APCO Argentina, Inc	106
21,957	*,e	Approach Resources, Inc	662
157,891	e	Arch Coal, Inc	999
44,174	*	Atwood Oceanics, Inc	2,008
334,552		Baker Hughes, Inc	15,132
23,122	*,e	Basic Energy Services, Inc	259
39,652		Berry Petroleum Co (Class A)	1,611
35,237	*	Bill Barrett Corp	873
6,457		Bolt Technology Corp	93
7,300	*	Bonanza Creek Energy, Inc	172
90,573	*,e	BPZ Energy, Inc	259
27,721		Bristow Group, Inc	1,401
31,882	*,e	C&J Energy Services, Inc	634
160,214		Cabot Oil & Gas Corp	7,194
79,978	*,e	Cal Dive International, Inc	122
27,753	*	Callon Petroleum Co	171
186,999	*	Cameron International Corp	10,485
14,570	e	CARBO Ceramics, Inc	917
29,745	*,e	Carrizo Oil & Gas, Inc	744
163,741	*	Cheniere Energy, Inc	2,546
505,890	e	Chesapeake Energy Corp	9,546
1,505,379		Chevron Corp	175,468
64,690		Cimarex Energy Co	3,788
4,602	*,e	Clayton Williams Energy, Inc	239
50,466	*,e	Clean Energy Fuels Corp	665
46,507	*	Cloud Peak Energy, Inc	842
140,665	*	Cobalt International Energy, Inc	3,133
36,545	*	Comstock Resources, Inc	672
79,401	*	Concho Resources, Inc	7,523
965,563		ConocoPhillips	55,212
173,265		Consol Energy, Inc	5,207
9,289	*	Contango Oil & Gas Co	456

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,208	*	Continental Resources, Inc	$2,554
5,548	*	CREDO Petroleum Corp	80
15,591	*	Crimson Exploration, Inc	67
30,807		Crosstex Energy, Inc	432
67,340	*	CVR Energy, Inc (Contingent value right)	455
4,479	*	Dawson Geophysical Co	113
13,030		Delek US Holdings, Inc	332
300,252	*	Denbury Resources, Inc	4,852
309,059	*	Devon Energy Corp	18,698
52,496	e	Diamond Offshore Drilling, Inc	3,455
57,836	*	Dresser-Rand Group, Inc	3,187
30,642	*	Dril-Quip, Inc	2,203
34,077	*,e	Emerald Oil, Inc	28
39,982	*,e	Endeavour International Corp	387
55,035		Energen Corp	2,884
60,385		Energy XXI Bermuda Ltd	2,110
205,883		EOG Resources, Inc	23,069
21,960	*	EPL Oil & Gas, Inc	446
100,514		Equitable Resources, Inc	5,930
11,704	*	Evolution Petroleum Corp	95
101,047	e	EXCO Resources, Inc	809
55,293	*	Exterran Holdings, Inc	1,121
3,568,446		Exxon Mobil Corp	326,335
182,708	*	FMC Technologies, Inc	8,459
11,631	*	Forbes Energy Services Ltd	41
84,539	*	Forest Oil Corp	714
16,394	*	Forum Energy Technologies, Inc	399
39,564	e	Frontline Ltd	152
36,931	*	FX Energy, Inc	276
17,507	*	GasLog Ltd	203
54,404	*	Gastar Exploration Ltd	90
4,918	*	Geospace Technologies Corp	602
15,467	*,e	Gevo, Inc	33
14,135	*	Global Geophysical Services, Inc	78
31,274	e	Golar LNG Ltd	1,207
20,317	*,e	Goodrich Petroleum Corp	257
20,962	*,e	Green Plains Renewable Energy, Inc	123
11,124		Gulf Island Fabrication, Inc	310
20,444	*	Gulfmark Offshore, Inc	675
42,673	*	Gulfport Energy Corp	1,334
95,913	*	Halcon Resources Corp	703
704,604		Halliburton Co	23,738
29,621	*,e	Harvest Natural Resources, Inc	264
101,502	*,e	Heckmann Corp	426
81,706	*	Helix Energy Solutions Group, Inc	1,493
72,674		Helmerich & Payne, Inc	3,460
133,318	*	Hercules Offshore, Inc	651
229,736		Hess Corp	12,341
158,226		Holly Corp	6,530
27,922	*	Hornbeck Offshore Services, Inc	1,023
100,154	*	ION Geophysical Corp	695
823	*,e	Isramco, Inc	95

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

115,752	*	Key Energy Services, Inc	$810
378,078		Kinder Morgan, Inc	13,429
20,784	*,e	KiOR, Inc (Class A)	193
18,775	e	Knightsbridge Tankers Ltd	123
210,247	*	Kodiak Oil & Gas Corp	1,968
53,500	*	Kosmos Energy LLC	609
15,300	*	Laredo Petroleum Holdings, Inc	336
25,668		Lufkin Industries, Inc	1,381
119,084	*,e	Magnum Hunter Resources Corp	529
542,377		Marathon Oil Corp	16,038
260,157		Marathon Petroleum Corp	14,202
10,300	*	Matador Resources Co	107
23,922	*	Matrix Service Co	253
176,324	*	McDermott International, Inc	2,155
78,067	*,e	McMoRan Exploration Co	917
18,666	*	Midstates Petroleum Co, Inc	161
31,904	*,e	Miller Petroleum, Inc	160
7,684	*	Mitcham Industries, Inc	122
147,081		Murphy Oil Corp	7,897
217,056	*	Nabors Industries Ltd	3,045
325,105		National Oilwell Varco, Inc	26,044
9,713	*	Natural Gas Services Group, Inc	145
101,438	*	Newfield Exploration Co	3,177
69,901	*	Newpark Resources, Inc	518
136,127		Noble Energy, Inc	12,620
37,402	e	Nordic American Tanker Shipping	377
48,403	*	Northern Oil And Gas, Inc	822
60,964	*	Oasis Petroleum, Inc	1,797
618,828		Occidental Petroleum Corp	53,256
82,172		Oceaneering International, Inc	4,540
41,949	*	Oil States International, Inc	3,333
25,757	e	Overseas Shipholding Group, Inc	170
5,367		Panhandle Oil and Gas, Inc (Class A)	165
96,030	*	Parker Drilling Co	406
119,282	e	Patterson-UTI Energy, Inc	1,889
22,888	*	PDC Energy, Inc	724
207,042		Peabody Energy Corp	4,615
51,215		Penn Virginia Corp	318
43,261	*,e	Petroquest Energy, Inc	290
9,723	*	PHI, Inc	306
478,723		Phillips 66	22,198
42,944	*	Pioneer Energy Services Corp	335
94,060		Pioneer Natural Resources Co	9,820
98,805	*	Plains Exploration & Production Co	3,702
136,144		Questar Market Resources, Inc	4,310
92,768	*,e	Quicksilver Resources, Inc	379
123,665		Range Resources Corp	8,640
211,004	*	Rentech, Inc	519
35,433	*,e	Resolute Energy Corp	314
36,039	*	Rex Energy Corp	481
6,400	*	Rex Stores Corp	115
9,601	*	RigNet, Inc	178

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,850	*	Rosetta Resources, Inc	$1,957
96,528	*	Rowan Companies plc	3,260
49,925	e	RPC, Inc	594
7,400	*,e	Sanchez Energy Corp	151
373,618	*,e	SandRidge Energy, Inc	2,604
13,465	*,e	Saratoga Resources, Inc	74
1,017,415		Schlumberger Ltd	73,591
29,347	*	Scorpio Tankers, Inc	176
16,143		SEACOR Holdings, Inc	1,346
31,863	*	SemGroup Corp	1,174
34,031	e	Ship Finance International Ltd	535
24,842	*,e	Solazyme, Inc	285
266,693	*	Southwestern Energy Co	9,276
498,329		Spectra Energy Corp	14,631
49,022		St. Mary Land & Exploration Co	2,653
36,323	*	Stone Energy Corp	912
81,065	e	Sunoco, Inc	3,796
120,353	*	Superior Energy Services	2,470
32,148	*	Swift Energy Co	671
28,111	*	Synergy Resources Corp	117
23,492		Targa Resources Investments, Inc	1,183
27,666		Teekay Corp	863
48,134	e	Teekay Tankers Ltd (Class A)	180
23,351	*	Tesco Corp	249
108,582		Tesoro Corp	4,550
61,337	*	Tetra Technologies, Inc	371
10,963	*	TGC Industries, Inc	79
38,204		Tidewater, Inc	1,854
46,549	*,e	Triangle Petroleum Corp	333
117,937	*,e	Ultra Petroleum Corp	2,592
10,127	*	Union Drilling, Inc	66
36,980	*	Unit Corp	1,535
49,078	*,e	Uranerz Energy Corp	80
76,523	*,e	Uranium Energy Corp	200
48,465	*	Vaalco Energy, Inc	414
421,928		Valero Energy Corp	13,367
169,150	*,e	Vantage Drilling Co	311
22,450	*	Venoco, Inc	267
26,733		W&T Offshore, Inc	502
67,894	*	Warren Resources, Inc	206
41,735	e	Western Refining, Inc	1,093
7,723	*,e	Westmoreland Coal Co	77
89,390	*	Whiting Petroleum Corp	4,235
29,621	*	Willbros Group, Inc	159
475,213		Williams Cos, Inc	16,618
54,207		World Fuel Services Corp	1,930
151,612	*	WPX Energy, Inc	2,515
19,733	*,e	ZaZa Energy Corp	59

		TOTAL ENERGY	1,236,250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

FOOD & STAPLES RETAILING - 2.1%
14,244		Andersons, Inc	$536
837	e	Arden Group, Inc (Class A)	81
29,235		Casey’s General Stores, Inc	1,670
7,700	*	Chefs’ Warehouse Holdings, Inc	126
330,798		Costco Wholesale Corp	33,121
978,474		CVS Corp	47,378
21,250	*	Fresh Market, Inc	1,275
33,356		Harris Teeter Supermarkets, Inc	1,296
8,163		Ingles Markets, Inc (Class A)	133
402,777		Kroger Co	9,481
10,977		Nash Finch Co	224
5,400	*	Natural Grocers by Vitamin C	121
16,292	*	Pantry, Inc	237
13,557		Pricesmart, Inc	1,027
505,498	*	Rite Aid Corp	591
14,600	e	Roundy’s, Inc	88
183,872	e	Safeway, Inc	2,959
18,527		Spartan Stores, Inc	284
165,275	e	Supervalu, Inc	398
5,570	*	Susser Holdings Corp	201
444,125		Sysco Corp	13,888
36,743	*	United Natural Foods, Inc	2,148
6,413		Village Super Market (Class A)	236
662,169		Walgreen Co	24,129
1,289,521		Wal-Mart Stores, Inc	95,167
8,834		Weis Markets, Inc	374
140,395		Whole Foods Market, Inc	13,674

		TOTAL FOOD & STAPLES RETAILING	250,843

FOOD, BEVERAGE & TOBACCO - 5.3%
2,319		Alico, Inc	72
68,179	*	Alliance One International, Inc	220
1,553,811		Altria Group, Inc	51,882
3,728	*	Annie’s, Inc	167
502,983		Archer Daniels Midland Co	13,672
37,577		B&G Foods, Inc (Class A)	1,139
117,473		Beam, Inc	6,759
5,917	*,e	Boston Beer Co, Inc (Class A)	663
114,427		Brown-Forman Corp (Class B)	7,466
111,486		Bunge Ltd	7,475
9,305	e	Calavo Growers, Inc	233
10,929		Cal-Maine Foods, Inc	491
133,322	e	Campbell Soup Co	4,642
53,541	*	Central European Distribution Corp	153
31,603	*	Chiquita Brands International, Inc	241
4,202		Coca-Cola Bottling Co Consolidated	286
2,964,030		Coca-Cola Co	112,425
228,905		Coca-Cola Enterprises, Inc	7,158
312,641		ConAgra Foods, Inc	8,626
112,764	*	Constellation Brands, Inc (Class A)	3,648
7,653	*	Craft Brewers Alliance, Inc	60
88,594	*	Darling International, Inc	1,620
140,023	*	Dean Foods Co	2,289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,103	e	Diamond Foods, Inc	$303
27,600	*,e	Dole Food Co, Inc	387
161,709		Dr Pepper Snapple Group, Inc	7,201
5,320	*	Farmer Bros Co	51
85,492		Flowers Foods, Inc	1,725
27,620		Fresh Del Monte Produce, Inc	707
495,147		General Mills, Inc	19,733
105,274	*,e	Green Mountain Coffee Roasters, Inc	2,500
2,482		Griffin Land & Nurseries, Inc (Class A)	84
244,248		H.J. Heinz Co	13,667
27,245	*	Hain Celestial Group, Inc	1,716
114,534		Hershey Co	8,119
89,547		Hillshire Brands Co	2,398
102,534		Hormel Foods Corp	2,998
57,268		Ingredion, Inc	3,159
10,713	*	Inventure Foods, Inc	61
11,326		J&J Snack Foods Corp	649
85,533		J.M. Smucker Co	7,384
5,780	*	John B. Sanfilippo & Son, Inc	75
184,600		Kellogg Co	9,536
1,352,955		Kraft Foods, Inc (Class A)	55,946
14,250		Lancaster Colony Corp	1,044
33,835		Lance, Inc	846
3,603	e	Lifeway Foods, Inc	34
6,464	e	Limoneira Co	119
99,656		Lorillard, Inc	11,605
101,273		McCormick & Co, Inc	6,283
155,998		Mead Johnson Nutrition Co	11,432
97,904		Molson Coors Brewing Co (Class B)	4,411
108,688	*	Monster Beverage Corp	5,887
5,604		National Beverage Corp	85
15,084	*	Omega Protein Corp	103
1,193,427		PepsiCo, Inc	84,458
1,304,593		Philip Morris International, Inc	117,334
45,390	*,e	Pilgrim’s Pride Corp	232
21,173	*	Post Holdings, Inc	636
42,347	*	Ralcorp Holdings, Inc	3,091
249,072		Reynolds American, Inc	10,795
17,484	e	Sanderson Farms, Inc	776
7,792	*	Seneca Foods Corp	233
53,670	*	Smart Balance, Inc	648
122,861	*	Smithfield Foods, Inc	2,414
110,286	*,e	Star Scientific, Inc	382
14,223	*,e	Synutra International, Inc	66
18,653	e	Tootsie Roll Industries, Inc	503
26,938	*	TreeHouse Foods, Inc	1,414
222,098		Tyson Foods, Inc (Class A)	3,558
18,707	e	Universal Corp	953
36,864	e	Vector Group Ltd	612
9,381	*	Westway Group, Inc	58

		TOTAL FOOD, BEVERAGE & TOBACCO	639,798

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
15,924	*	Abaxis, Inc	$572
27,756	*,e	Abiomed, Inc	583
17,443	*	Acadia Healthcare Co, Inc	416
43,084	*,e	Accretive Health, Inc	481
52,299	*	Accuray, Inc	370
265,283		Aetna, Inc	10,505
9,811	*	Air Methods Corp	1,171
54,705	*	Align Technology, Inc	2,022
130,978	*	Allscripts Healthcare Solutions, Inc	1,628
7,268	*	Almost Family, Inc	155
39,818	*	Alphatec Holdings, Inc	66
21,596	*	Amedisys, Inc	298
36,997	*	Amerigroup Corp	3,383
193,161		AmerisourceBergen Corp	7,477
30,580	*,e	AMN Healthcare Services, Inc	308
25,648	*	Amsurg Corp	728
10,953		Analogic Corp	856
18,523	*	Angiodynamics, Inc	226
8,891	*	Anika Therapeutics, Inc	134
65,226	*,e	Antares Pharma, Inc	284
20,843	*	Arthrocare Corp	675
17,166		Assisted Living Concepts, Inc (A Shares)	131
27,327	*,e	athenahealth, Inc	2,508
10,854	*	AtriCure, Inc	81
1,039		Atrion Corp	230
64,466		Bard (C.R.), Inc	6,746
420,369		Baxter International, Inc	25,331
154,798		Becton Dickinson & Co	12,161
18,346	*,e	Bio-Reference Labs, Inc	524
31,488	*	BioScrip, Inc	287
1,091,151	*	Boston Scientific Corp	6,263
74,076	*	Brookdale Senior Living, Inc	1,720
18,628		Cantel Medical Corp	504
21,051	*	Capital Senior Living Corp	305
264,307		Cardinal Health, Inc	10,300
9,837	*,e	Cardiovascular Systems, Inc	114
169,678	*	CareFusion Corp	4,817
78,194	*	Catamaran Corp	7,661
39,667	*	Centene Corp	1,484
110,620	*	Cerner Corp	8,563
28,816	*,e	Cerus Corp	98
16,152		Chemed Corp	1,119
8,056	*	Chindex International, Inc	83
220,510		Cigna Corp	10,401
69,450	*	Community Health Systems, Inc	2,024
9,537		Computer Programs & Systems, Inc	530
25,681	*	Conceptus, Inc	522
22,053		Conmed Corp	629
36,172		Cooper Cos, Inc	3,417
6,016	*	Corvel Corp	269
102,330		Coventry Health Care, Inc	4,266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

368,279		Covidien plc	$21,883
22,090	*	Cross Country Healthcare, Inc	104
27,223		CryoLife, Inc	183
22,734	*	Cyberonics, Inc	1,192
5,493	*	Cynosure, Inc (Class A)	145
71,147	*	DaVita, Inc	7,372
107,747		Dentsply International, Inc	4,109
7,513	*,e	Derma Sciences, Inc	78
50,790	*	DexCom, Inc	763
87,257	*	Edwards Lifesciences Corp	9,369
23,206	*	Emeritus Corp	486
42,117	*	Endologix, Inc	582
13,113		Ensign Group, Inc	401
20,936	*,e	EnteroMedics, Inc	76
13,740	*,e	ePocrates, Inc	160
4,898	*	Exactech, Inc	87
20,845	*	EXamWorks, Inc	311
614,961	*	Express Scripts Holding Co	38,540
24,001	*	Five Star Quality Care, Inc	123
22,160	*	Gentiva Health Services, Inc	251
7,300	*	Globus Medical, Inc	132
19,254	*	Greatbatch, Inc	468
6,213	*	Greenway Medical Technologies	106
19,281	*	Haemonetics Corp	1,546
25,502	*	Hanger Orthopedic Group, Inc	728
32,412	*,e	Hansen Medical, Inc	63
125,573		HCA Holdings, Inc	4,175
197,006	*	Health Management Associates, Inc (Class A)	1,653
63,559	*	Health Net, Inc	1,431
71,500	*	Healthsouth Corp	1,720
14,864	*	HealthStream, Inc	423
28,116	*	Healthways, Inc	329
10,804	*,e	HeartWare International, Inc	1,021
68,617	*	Henry Schein, Inc	5,439
49,054		Hill-Rom Holdings, Inc	1,426
65,676	*	HMS Holdings Corp	2,196
200,085	*	Hologic, Inc	4,050
124,589		Humana, Inc	8,740
9,095	*	ICU Medical, Inc	550
42,003	*	Idexx Laboratories, Inc	4,173
36,536	*	Insulet Corp	788
16,089	*	Integra LifeSciences Holdings Corp	661
30,088	*	Intuitive Surgical, Inc	14,913
23,110		Invacare Corp	327
64,014	*	Inverness Medical Innovations, Inc	1,248
11,925	*	IPC The Hospitalist Co, Inc	545
12,955	*	IRIS International, Inc	253
38,766	*	Kindred Healthcare, Inc	441
73,860	*	Laboratory Corp of America Holdings	6,830
8,629		Landauer, Inc	515
11,927	*	LHC Group, Inc	220
37,223	*	LifePoint Hospitals, Inc	1,592

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,796	*	Magellan Health Services, Inc	$1,073
27,393	*,e	MAKO Surgical Corp	477
38,810		Masimo Corp	938
179,799		McKesson Corp	15,468
44,883	*	MedAssets, Inc	799
17,100	*	Medidata Solutions, Inc	710
792,018		Medtronic, Inc	34,152
38,200	*,e	Merge Healthcare, Inc	146
31,965	e	Meridian Bioscience, Inc	613
29,037	*	Merit Medical Systems, Inc	434
31,344	*	Metropolitan Health Networks, Inc	293
21,513	*	Molina Healthcare, Inc	541
9,533	*	MWI Veterinary Supply, Inc	1,017
8,081	e	National Healthcare Corp	386
1,866		National Research Corp	94
19,956	*	Natus Medical, Inc	261
18,486	*	Neogen Corp	789
66,756	*,e	Neoprobe Corp	184
33,067	*	NuVasive, Inc	758
37,870	*	NxStage Medical, Inc	500
86,850		Omnicare, Inc	2,950
24,067	*	Omnicell, Inc	335
36,642	*	OraSure Technologies, Inc	407
14,876	*	Orthofix International NV	666
48,567		Owens & Minor, Inc	1,451
12,302	*	Palomar Medical Technologies, Inc	116
71,157		Patterson Cos, Inc	2,436
7,109	*	PDI, Inc	57
37,651	*	Pediatrix Medical Group, Inc	2,803
23,814	*	PharMerica Corp	301
9,836	*,e	PhotoMedex, Inc	138
8,598	*	Providence Service Corp	112
41,924	*	PSS World Medical, Inc	955
29,676		Quality Systems, Inc	550
118,617		Quest Diagnostics, Inc	7,524
21,781	*,e	Quidel Corp	412
108,952	e	Resmed, Inc	4,409
7,696	*	Rochester Medical Corp	91
12,187	*,e	Rockwell Medical Technologies, Inc	100
38,631	*	RTI Biologics, Inc	161
31,477	*	Select Medical Holdings Corp	353
42,129	*	Sirona Dental Systems, Inc	2,400
15,881	*	Skilled Healthcare Group, Inc (Class A)	102
44,003	*	Solta Medical, Inc	138
26,592	*	Spectranetics Corp	392
239,615		St. Jude Medical, Inc	10,095
26,141	*	Staar Surgical Co	198
44,285		STERIS Corp	1,571
236,412		Stryker Corp	13,159
19,029	*	Sun Healthcare Group, Inc	161
47,216	*,e	Sunrise Senior Living, Inc	674
13,627	*	SurModics, Inc	276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,497	*	Symmetry Medical, Inc	$321
20,027	*	Team Health Holdings, Inc	543
30,710		Teleflex, Inc	2,114
316,767	*	Tenet Healthcare Corp	1,986
44,951	*	Thoratec Corp	1,555
11,480	*	Tornier BV	218
14,800	*	Triple-S Management Corp (Class B)	309
57,226	*,e	Unilife Corp	179
792,201		UnitedHealth Group, Inc	43,896
28,773		Universal American Corp	266
69,358		Universal Health Services, Inc (Class B)	3,172
8,422		US Physical Therapy, Inc	233
2,349		Utah Medical Products, Inc	80
23,000	*	Vanguard Health Systems, Inc	285
87,752	*	Varian Medical Systems, Inc	5,293
12,709	*	Vascular Solutions, Inc	188
66,310	*	VCA Antech, Inc	1,308
5,028	*,e	Vocera Communications, Inc	155
39,957	*	Volcano Corp	1,142
32,075	*	WellCare Health Plans, Inc	1,814
252,693		WellPoint, Inc	14,659
26,348		West Pharmaceutical Services, Inc	1,398
28,863	*,e	Wright Medical Group, Inc	638
4,290		Young Innovations, Inc	168
12,908	*,e	Zeltiq Aesthetics, Inc	73
134,522		Zimmer Holdings, Inc	9,096

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	506,558

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
327,248		Avon Products, Inc	5,220
46,305	*	Central Garden and Pet Co (Class A)	559
106,151		Church & Dwight Co, Inc	5,731
99,351		Clorox Co	7,158
364,272		Colgate-Palmolive Co	39,057
17,747	*	Elizabeth Arden, Inc	838
49,897		Energizer Holdings, Inc	3,723
174,666		Estee Lauder Cos (Class A)	10,753
11,623	e	Female Health Co	83
31,617	*	Harbinger Group, Inc	267
89,168		Herbalife Ltd	4,227
12,258		Inter Parfums, Inc	224
299,438		Kimberly-Clark Corp	25,686
9,661	*	Medifast, Inc	253
5,868	e	Nature’s Sunshine Products, Inc	96
41,386	e	Nu Skin Enterprises, Inc (Class A)	1,607
8,067	*	Nutraceutical International Corp	127
3,981		Oil-Dri Corp of America	92
4,547		Orchids Paper Products Co	82
38,233	*	Prestige Brands Holdings, Inc	648
2,090,805		Procter & Gamble Co	145,019
9,587	*	Revlon, Inc (Class A)	148
9,325	*	Schiff Nutrition International, Inc	226

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

17,518	*	Spectrum Brands, Inc	$701
6,878	*,e	USANA Health Sciences, Inc	320
11,364		WD-40 Co	598

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	253,443

INSURANCE - 3.7%
259,007		ACE Ltd	19,581
355,867		Aflac, Inc	17,039
12,914	*	Alleghany Corp	4,455
27,778		Allied World Assurance Co Holdings Ltd	2,146
374,420		Allstate Corp	14,831
46,461		American Equity Investment Life Holding Co	540
65,324		American Financial Group, Inc	2,476
491,991	*	American International Group, Inc	16,132
4,964		American National Insurance Co	357
7,468	*	American Safety Insurance Holdings Ltd	140
13,065	*	Amerisafe, Inc	355
19,587	e	Amtrust Financial Services, Inc	502
251,640		Aon plc	13,158
103,465	*	Arch Capital Group Ltd	4,312
21,131		Argo Group International Holdings Ltd	684
89,396		Arthur J. Gallagher & Co	3,202
54,260		Aspen Insurance Holdings Ltd	1,654
65,382		Assurant, Inc	2,439
122,889		Assured Guaranty Ltd	1,674
83,728		Axis Capital Holdings Ltd	2,924
6,904		Baldwin & Lyons, Inc (Class B)	165
1,359,133	*	Berkshire Hathaway, Inc (Class B)	119,875
89,066		Brown & Brown, Inc	2,322
206,103		Chubb Corp	15,722
111,579		Cincinnati Financial Corp	4,228
32,879	*,e	Citizens, Inc (Class A)	345
19,762		CNA Financial Corp	530
162,070		Conseco, Inc	1,564
14,025		Crawford & Co (Class B)	70
9,364		Donegal Group, Inc (Class A)	131
4,850		Eastern Insurance Holdings, Inc	81
17,698	*	eHealth, Inc	332
4,503		EMC Insurance Group, Inc	95
24,104		Employers Holdings, Inc	442
31,116		Endurance Specialty Holdings Ltd	1,198
6,491	*	Enstar Group Ltd	647
21,144		Erie Indemnity Co (Class A)	1,359
39,815		Everest Re Group Ltd	4,259
9,829		FBL Financial Group, Inc (Class A)	326
171,742		Fidelity National Title Group, Inc (Class A)	3,674
80,939		First American Financial Corp	1,754
40,236		Flagstone Reinsurance Holdings Ltd	346
377,648	*	Genworth Financial, Inc (Class A)	1,975
20,683	*	Greenlight Capital Re Ltd (Class A)	512
7,438	*	Hallmark Financial Services	61
34,492		Hanover Insurance Group, Inc	1,285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

338,501		Hartford Financial Services Group, Inc	$6,580
77,301		HCC Insurance Holdings, Inc	2,620
30,002	*	Hilltop Holdings, Inc	381
5,748		Homeowners Choice, Inc	135
29,235		Horace Mann Educators Corp	529
5,951	e	Independence Holding Co	60
10,619		Infinity Property & Casualty Corp	641
862		Investors Title Co	56
2,078	e	Kansas City Life Insurance Co	80
39,343		Kemper Corp	1,208
218,155		Lincoln National Corp	5,277
237,462		Loews Corp	9,798
34,934		Maiden Holdings Ltd	311
7,378	*	Markel Corp	3,383
417,952		Marsh & McLennan Cos, Inc	14,181
65,416		Max Capital Group Ltd	1,566
112,430	*,e	MBIA, Inc	1,139
42,189		Meadowbrook Insurance Group, Inc	324
20,342		Mercury General Corp	786
648,672		Metlife, Inc	22,352
38,114		Montpelier Re Holdings Ltd	843
35,464	*	National Financial Partners Corp	599
9,917		National Interstate Corp	256
1,551		National Western Life Insurance Co (Class A)	222
8,338	*	Navigators Group, Inc	410
195,723		Old Republic International Corp	1,820
20,220		OneBeacon Insurance Group Ltd (Class A)	272
49,344		PartnerRe Ltd	3,665
4,932	*	Phoenix Cos, Inc	151
26,237		Platinum Underwriters Holdings Ltd	1,072
13,808		Presidential Life Corp	192
35,780		Primerica, Inc	1,025
229,355		Principal Financial Group	6,179
23,371		ProAssurance Corp	2,114
466,529		Progressive Corp	9,676
64,541		Protective Life Corp	1,692
356,642		Prudential Financial, Inc	19,441
56,415		Reinsurance Group of America, Inc (Class A)	3,265
39,604		RenaissanceRe Holdings Ltd	3,051
16,141		RLI Corp	1,076
11,015		Safety Insurance Group, Inc	505
14,868		SeaBright Insurance Holdings, Inc	164
40,400		Selective Insurance Group, Inc	767
35,995		Stancorp Financial Group, Inc	1,124
9,480		State Auto Financial Corp	155
12,744		Stewart Information Services Corp	257
59,563		Symetra Financial Corp	733
75,122		Torchmark Corp	3,858
28,710		Tower Group, Inc	557
297,089		Travelers Cos, Inc	20,278
12,914	*	United America Indemnity Ltd	283
17,338		United Fire & Casualty Co	436

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,064		Universal Insurance Holdings, Inc	$39
218,285		UnumProvident Corp	4,195
72,700		Validus Holdings Ltd	2,465
84,224		W.R. Berkley Corp	3,158
4,478		White Mountains Insurance Group Ltd	2,299
236,648		XL Capital Ltd	5,687

		TOTAL INSURANCE	447,287

MATERIALS - 3.9%
24,943		A. Schulman, Inc	594
6,725	*,e	ADA-ES, Inc	159
5,113	*,e	AEP Industries, Inc	310
161,900		Air Products & Chemicals, Inc	13,389
52,484		Airgas, Inc	4,319
84,458	e	AK Steel Holding Corp	405
68,023		Albemarle Corp	3,583
811,261		Alcoa, Inc	7,180
81,466		Allegheny Technologies, Inc	2,599
68,161	*	Allied Nevada Gold Corp	2,662
18,051		AMCOL International Corp	612
20,501		American Vanguard Corp	713
50,149		Aptargroup, Inc	2,593
15,246	*,e	Arabian American Development Co	149
60,168		Ashland, Inc	4,308
21,090		Balchem Corp	775
119,517		Ball Corp	5,056
78,588		Bemis Co, Inc	2,473
76,383		Boise, Inc	669
14,781		Brush Engineered Materials, Inc	352
31,123		Buckeye Technologies, Inc	998
48,545		Cabot Corp	1,775
45,612	*	Calgon Carbon Corp	653
33,678		Carpenter Technology Corp	1,762
11,808	*,e	Castle (A.M.) & Co	147
118,461		Celanese Corp (Series A)	4,491
39,702	*	Century Aluminum Co	284
50,250		CF Industries Holdings, Inc	11,168
5,158		Chase Corp	95
73,547	*	Chemtura	1,266
19,978	*	Clearwater Paper Corp	825
108,906		Cleveland-Cliffs, Inc	4,261
68,043	*	Coeur d’Alene Mines Corp	1,962
86,134		Commercial Metals Co	1,137
25,270		Compass Minerals International, Inc	1,885
113,742	*	Crown Holdings, Inc	4,180
35,121		Cytec Industries, Inc	2,301
9,014		Deltic Timber Corp	588
27,533		Domtar Corp	2,156
914,958		Dow Chemical Co	26,497
715,495		Du Pont (E.I.) de Nemours & Co	35,967
33,735		Eagle Materials, Inc	1,561
116,569		Eastman Chemical Co	6,646

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

198,486		Ecolab, Inc	$12,864
66,070	*	Ferro Corp	227
38,825	*,e	Flotek Industries, Inc	492
104,720		FMC Corp	5,799
724,811		Freeport-McMoRan Copper & Gold, Inc (Class B)	28,687
14,460		FutureFuel Corp	175
51,402	*	General Moly, Inc	163
25,535		Georgia Gulf Corp	925
35,119		Glatfelter	625
47,286		Globe Specialty Metals, Inc	720
37,237	*	Gold Reserve, Inc	121
21,606	e	Gold Resource Corp	463
21,448	*,e	Golden Minerals Co	112
219,041	*,e	Golden Star Resources Ltd	432
122,089	*	Graphic Packaging Holding Co	709
24,459		Greif, Inc (Class A)	1,081
6,559	*	GSE Holding, Inc	51
36,749		H.B. Fuller Co	1,127
6,809		Hawkins, Inc	283
9,402		Haynes International, Inc	490
54,162	*	Headwaters, Inc	356
214,218	e	Hecla Mining Co	1,403
33,599	*	Horsehead Holding Corp	314
145,355		Huntsman Corp	2,170
16,427		Innophos Holdings, Inc	797
18,027	*	Innospec, Inc	611
61,486		International Flavors & Fragrances, Inc	3,663
334,493		International Paper Co	12,150
40,015	*	Intrepid Potash, Inc	860
14,023		Kaiser Aluminum Corp	819
32,261	*	Kapstone Paper and Packaging Corp	722
4,800		KMG Chemicals, Inc	89
16,539		Koppers Holdings, Inc	578
24,388	*	Kraton Polymers LLC	637
14,288	e	Kronos Worldwide, Inc	213
14,893	*	Landec Corp	171
101,464	*	Louisiana-Pacific Corp	1,268
13,887	*	LSB Industries, Inc	609
245,581		LyondellBasell Industries AF S.C.A	12,687
34,945	e	Martin Marietta Materials, Inc	2,896
150,503	*,e	McEwen Mining, Inc	691
128,841		MeadWestvaco Corp	3,943
8,652	*	Metals USA Holdings Corp	116
60,363	*	Midway Gold Corp	99
13,589		Minerals Technologies, Inc	964
59,212	*,e	Molycorp, Inc	681
406,961		Monsanto Co	37,041
226,819		Mosaic Co	13,067
23,791		Myers Industries, Inc	372
11,726		Neenah Paper, Inc	336
6,813		NewMarket Corp	1,679
375,198		Newmont Mining Corp	21,014

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,216		Noranda Aluminium Holding Corp	$169
242,523		Nucor Corp	9,278
63,038		Olin Corp	1,370
8,985		Olympic Steel, Inc	152
23,303	*	OM Group, Inc	432
32,453	*	Omnova Solutions, Inc	246
126,112	*	Owens-Illinois, Inc	2,366
74,848		Packaging Corp of America	2,717
90,889	*,e	Paramount Gold and Silver Corp	242
71,742		PolyOne Corp	1,189
116,306		PPG Industries, Inc	13,357
228,503		Praxair, Inc	23,737
9,804		Quaker Chemical Corp	458
56,307		Reliance Steel & Aluminum Co	2,948
55,110	*,e	Resolute Forest Products	716
18,123	*,e	Revett Minerals, Inc	65
54,046		Rock-Tenn Co (Class A)	3,901
52,353		Rockwood Holdings, Inc	2,440
44,954		Royal Gold, Inc	4,489
98,223		RPM International, Inc	2,803
23,200	*	RTI International Metals, Inc	555
19,399		Schnitzer Steel Industries, Inc (Class A)	546
23,952		Schweitzer-Mauduit International, Inc	790
32,453	e	Scotts Miracle-Gro Co (Class A)	1,411
143,206		Sealed Air Corp	2,214
38,347		Sensient Technologies Corp	1,410
66,324		Sherwin-Williams Co	9,876
92,473		Sigma-Aldrich Corp	6,655
37,804		Silgan Holdings, Inc	1,645
76,188		Sonoco Products Co	2,361
126,623		Southern Copper Corp (NY)	4,351
25,932	*	Spartech Corp	139
165,292		Steel Dynamics, Inc	1,856
6,453		Stepan Co	620
94,371	*	Stillwater Mining Co	1,113
56,972	*	SunCoke Energy, Inc	918
61,033	*	Tahoe Resources, Inc	1,243
17,319	*,e	Texas Industries, Inc	704
10,121	*	Texas Petrochemicals, Inc	413
65,998	e	Titanium Metals Corp	847
19,671		Tredegar Corp	349
4,092	*	UFP Technologies, Inc	72
1,357	*	United States Lime & Minerals, Inc	65
110,404	e	United States Steel Corp	2,105
4,623	*	Universal Stainless & Alloy	172
41,575	*,e	US Antimony Corp	81
9,000	*,e	US Silica Holdings Inc	122
71,121		Valspar Corp	3,990
82,408	*,e	Vista Gold Corp	299
98,368		Vulcan Materials Co	4,653
46,839		Walter Energy, Inc	1,520
37,679		Wausau Paper Corp	349

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,532	e	Westlake Chemical Corp	$1,135
4,506	*	WHX Corp	67
41,959	*	Worthington Industries, Inc	909
56,274	*	WR Grace & Co	3,325
15,316		Zep, Inc	232
27,713	*,e	Zoltek Cos, Inc	213

		TOTAL MATERIALS	476,467

MEDIA - 3.5%
42,531	*	AMC Networks, Inc	1,851
20,466		Arbitron, Inc	776
71,065		Belo (A.H.) Corp (Class A)	556
153,456		Cablevision Systems Corp (Class A)	2,432
13,386	*	Carmike Cinemas, Inc	151
495,064		CBS Corp (Class B)	17,986
27,491	*	Central European Media Enterprises Ltd (Class A) Nasdaq	179
37,166	*	Charter Communications, Inc	2,790
87,874		Cinemark Holdings, Inc	1,971
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	168
2,054,514		Comcast Corp (Class A)	73,490
13,062	*,e	Crown Media Holdings, Inc (Class A)	22
36,647	*,e	Cumulus Media, Inc (Class A)	100
772	*	Daily Journal Corp	72
20,194	*,e	Digital Generation, Inc	229
500,088	*	DIRECTV	26,235
194,728	*	Discovery Communications, Inc (Class A)	11,612
153,317		DISH Network Corp (Class A)	4,693
54,653	*,e	DreamWorks Animation SKG, Inc (Class A)	1,051
18,269	*,e	Entercom Communications Corp (Class A)	125
38,482		Entravision Communications Corp (Class A)	52
21,197	*	EW Scripps Co (Class A)	226
5,404	*	Fisher Communications, Inc	199
179,105		Gannett Co, Inc	3,179
8,856	*	Global Sources Ltd	58
33,505		Harte-Hanks, Inc	232
339,042		Interpublic Group of Cos, Inc	3,770
33,375		John Wiley & Sons, Inc (Class A)	1,534
42,642	*	Journal Communications, Inc (Class A)	222
58,933	*,e	Lamar Advertising Co (Class A)	2,184
200,350	*	Liberty Global, Inc (Class A)	12,171
82,873	*	Liberty Interactive LLC	8,633
29,608	*	Lin TV Corp (Class A)	130
66,285	*,e	Lions Gate Entertainment Corp	1,012
108,249	*	Live Nation, Inc	932
45,616	*	Madison Square Garden, Inc	1,837
29,313	e	Martha Stewart Living Omnimedia, Inc (Class A)	90
45,516	*,e	McClatchy Co (Class A)	102
214,434		McGraw-Hill Cos, Inc	11,706
19,518	e	MDC Partners, Inc	241
26,535	e	Meredith Corp	929
18,294		Morningstar, Inc	1,146
40,500		National CineMedia, Inc	663

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

104,815	*	New York Times Co (Class A)	$1,023
1,599,731		News Corp (Class A)	39,241
7,914	*	Nexstar Broadcasting Group, Inc (Class A)	84
208,160		Omnicom Group, Inc	10,733
11,051		Outdoor Channel Holdings, Inc	80
77,967	*,e	Pandora Media, Inc	854
7,422	*	ReachLocal, Inc	93
12,373	*	Reading International, Inc	73
60,087	e	Regal Entertainment Group (Class A)	845
7,217	*	Rentrak Corp	122
2,741	*	Saga Communications, Inc	111
19,984		Scholastic Corp	635
64,773		Scripps Networks Interactive (Class A)	3,966
43,173		Sinclair Broadcast Group, Inc (Class A)	484
2,904,827	*	Sirius XM Radio, Inc	7,553
285,406	e	Thomson Corp	8,237
239,876		Time Warner Cable, Inc	22,803
735,571		Time Warner, Inc	33,343
32,675	*,e	Valassis Communications, Inc	807
403,021		Viacom, Inc (Class B)	21,598
212,326	e	Virgin Media, Inc	6,251
1,363,691		Walt Disney Co	71,294
3,249	e	Washington Post Co (Class B)	1,179
18,692	e	World Wrestling Entertainment, Inc (Class A)	150

		TOTAL MEDIA	429,296

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
1,200,537		Abbott Laboratories	82,309
38,651	*	Achillion Pharmaceuticals, Inc	402
29,951	*	Acorda Therapeutics, Inc	767
6,188	*,e	Acura Pharmaceuticals, Inc	11
16,553	*,e	Aegerion Pharmaceuticals, Inc	245
30,064	*	Affymax, Inc	633
56,476	*,e	Affymetrix, Inc	245
17,407	*,e	Agenus, Inc	80
264,050		Agilent Technologies, Inc	10,154
44,535	*	Akorn, Inc	589
146,689	*	Alexion Pharmaceuticals, Inc	16,781
93,543	*	Alkermes plc	1,941
231,745		Allergan, Inc	21,223
35,380	*,e	Alnylam Pharmaceuticals, Inc	665
16,995	*	AMAG Pharmaceuticals, Inc	301
593,892		Amgen, Inc	50,078
22,849	*,e	Amicus Therapeutics, Inc	119
15,482	*,e	Ampio Pharmaceuticals, Inc	60
11,354	*	Anacor Pharmaceuticals, Inc	75
165,796	*,e	Arena Pharmaceuticals, Inc	1,379
128,917	*	Ariad Pharmaceuticals, Inc	3,123
40,003	*	Arqule, Inc	204
67,523	*	Array Biopharma, Inc	396
72,935	*	Astex Pharmaceuticals	224
36,727	*	Auxilium Pharmaceuticals, Inc	898

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

119,462	*,e	AVANIR Pharmaceuticals, Inc	$382
27,927	*,e	AVEO Pharmaceuticals, Inc	291
8,246	*,e	BG Medicine, Inc	30
38,747	*,e	BioCryst Pharmaceuticals, Inc	164
15,220	*,e	BioDelivery Sciences International, Inc	96
183,103	*	Biogen Idec, Inc	27,325
93,223	*	BioMarin Pharmaceuticals, Inc	3,754
15,217	*	Bio-Rad Laboratories, Inc (Class A)	1,624
2,885	*	Biospecifics Technologies Corp	56
16,168	*,e	Biotime, Inc	68
1,289,765		Bristol-Myers Squibb Co	43,530
70,932	*	Bruker BioSciences Corp	928
47,523	*,e	Cadence Pharmaceuticals, Inc	186
20,927	*	Cambrex Corp	245
336,146	*	Celgene Corp	25,683
43,891	*,e	Celldex Therapeutics, Inc	277
49,716	*	Cepheid, Inc	1,716
39,385	*	Charles River Laboratories International, Inc	1,560
4,506	*,e	ChemoCentryx, Inc	52
10,510	*,e	Clovis Oncology, Inc	215
19,275	*,e	Codexis, Inc	58
32,316	*,e	Corcept Therapeutics, Inc	90
5,072	*	Cornerstone Therapeutics, Inc	26
10,237	*,e	Coronado Biosciences, Inc	53
46,088	*	Covance, Inc	2,152
48,456	*	Cubist Pharmaceuticals, Inc	2,310
8,942	*,e	Cumberland Pharmaceuticals, Inc	58
59,363	*,e	Curis, Inc	246
47,980	*,e	Cytori Therapeutics, Inc	212
119,216	*,e	Dendreon Corp	576
40,825	*	Depomed, Inc	241
34,683	*,e	Discovery Laboratories, Inc	114
18,782	*	Dusa Pharmaceuticals, Inc	128
69,074	*	Dyax Corp	180
140,378	*,e	Dynavax Technologies Corp	668
782,389		Eli Lilly & Co	37,093
19,838	*	Emergent Biosolutions, Inc	282
89,664	*	Endo Pharmaceuticals Holdings, Inc	2,844
22,769	*	Endocyte, Inc	227
31,349	*	Enzon Pharmaceuticals, Inc	218
44,787	*	Exact Sciences Corp	493
140,174	*,e	Exelixis, Inc	676
15,551	*	Fluidigm Corp	264
203,023	*	Forest Laboratories, Inc	7,230
7,338	*	Furiex Pharmaceuticals Inc	140
14,823	*	Genomic Health, Inc	514
88,925	*,e	Geron Corp	151
580,467	*	Gilead Sciences, Inc	38,503
6,376	*,e	Golf Trust Of America, Inc	48
14,714	*,e	GTx, Inc	67
68,771	*	Halozyme Therapeutics, Inc	520
16,723	*	Harvard Bioscience, Inc	71

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,540	*	Hi-Tech Pharmacal Co, Inc	$283
16,867	*	Horizon Pharma, Inc	59
126,136	*	Hospira, Inc	4,140
57,409	*	Idenix Pharmaceuticals, Inc	262
93,481	*,e	Illumina, Inc	4,506
30,850	*,e	ImmunoCellular Therapeutics Ltd	87
65,469	*,e	Immunogen, Inc	956
54,649	*,e	Immunomedics, Inc	192
49,816	*	Impax Laboratories, Inc	1,293
73,354	*,e	Incyte Corp	1,324
19,737	*,e	Infinity Pharmaceuticals, Inc	465
49,640	*,e	InterMune, Inc	445
57,510	*,e	Ironwood Pharmaceuticals, Inc	735
74,058	*,e	Isis Pharmaceuticals, Inc	1,042
31,607	*	Jazz Pharmaceuticals plc	1,802
2,095,523		Johnson & Johnson	144,402
53,997	*,e	Keryx Biopharmaceuticals, Inc	152
7,363	*	Lannett Co, Inc	36
154,334	*,e	Lexicon Pharmaceuticals, Inc	358
136,670	*	Life Technologies Corp	6,680
14,627	*	Ligand Pharmaceuticals, Inc (Class B)	251
31,134	*	Luminex Corp	605
86,613	*,e	MannKind Corp	249
16,568	*	MAP Pharmaceuticals, Inc	258
16,427		Maxygen, Inc	43
41,466	*	Medicines Co	1,070
47,245		Medicis Pharmaceutical Corp (Class A)	2,044
55,068	*	Medivation, Inc	3,104
2,326,496		Merck & Co, Inc	104,925
11,316	*,e	Merrimack Pharmaceuticals, Inc	106
24,261	*	Mettler-Toledo International, Inc	4,142
34,069	*	Momenta Pharmaceuticals, Inc	496
310,260	*	Mylan Laboratories, Inc	7,570
65,398	*	Myriad Genetics, Inc	1,765
87,448	*,e	Nektar Therapeutics	934
51,178	*	Neurocrine Biosciences, Inc	408
9,891	*,e	NewLink Genetics Corp	161
9,215	*,e	Novacea, Inc	49
69,550	*,e	Novavax, Inc	150
62,195	*	NPS Pharmaceuticals, Inc	575
12,855	*	Obagi Medical Products, Inc	160
17,474	*,e	Omeros Corp	164
7,745	*,e	OncoGenex Pharmaceutical, Inc	110
43,574	*,e	Oncothyreon, Inc	224
48,332	*	Onyx Pharmaceuticals, Inc	4,084
90,703	*,e	Opko Health, Inc	379
38,666	*,e	Optimer Pharmaceuticals, Inc	546
48,470	*,e	Orexigen Therapeutics, Inc	277
12,630	*,e	Osiris Therapeutics, Inc	140
26,111	*	Pacific Biosciences of California, Inc	48
14,382	*,e	Pacira Pharmaceuticals, Inc	250
24,948		Pain Therapeutics, Inc	126

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

28,130	*	Par Pharmaceutical Cos, Inc	$1,406
46,620	*	Parexel International Corp	1,434
106,509	e	PDL BioPharma, Inc	819
86,372		PerkinElmer, Inc	2,545
71,363		Perrigo Co	8,290
5,713,579		Pfizer, Inc	141,982
42,541	*,e	Pharmacyclics, Inc	2,744
15,548	*	Pozen, Inc	103
22,810	*	Progenics Pharmaceuticals, Inc	65
178,940	*,e	Qiagen N.V. (NASDAQ)	3,312
40,523	*,e	Questcor Pharmaceuticals, Inc	750
37,364	*,e	Raptor Pharmaceutical Corp	208
59,007	*	Regeneron Pharmaceuticals, Inc	9,008
23,464	*	Repligen Corp	140
11,221	*,e	Repros Therapeutics, Inc	171
52,596	*	Rigel Pharmaceuticals, Inc	539
5,222	*,e	Sagent Pharmaceuticals	83
44,827	*	Salix Pharmaceuticals Ltd	1,898
45,925	*,e	Sangamo Biosciences, Inc	279
40,020	*	Santarus, Inc	355
43,039	*,e	Sciclone Pharmaceuticals, Inc	239
72,220	*,e	Seattle Genetics, Inc	1,946
87,069	*,e	Sequenom, Inc	307
26,901	*,e	SIGA Technologies, Inc	86
47,540	*,e	Spectrum Pharmaceuticals, Inc	556
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	32
21,433	*,e	Sunesis Pharmaceuticals, Inc	121
7,001	*	Synageva BioPharma Corp	374
31,480	*,e	Synergy Pharmaceuticals, Inc	150
28,613	*,e	Synta Pharmaceuticals Corp	218
21,017	*	Targacept, Inc	103
28,521		Techne Corp	2,052
49,146	*,e	Theravance, Inc	1,273
280,399		Thermo Electron Corp	16,497
34,985	*,e	Threshold Pharmaceuticals, Inc	253
18,970	*,m	Trius Therapeutics, Inc	111
39,384	*	United Therapeutics Corp	2,201
26,661	*	Vanda Pharmaceuticals, Inc	107
9,108	*,e	Ventrus Biosciences, Inc	33
4,381	*,e	Verastem, Inc	41
161,189	*	Vertex Pharmaceuticals, Inc	9,019
72,979	*	Vical, Inc	315
54,700	*	Viropharma, Inc	1,653
74,791	*	Vivus, Inc	1,333
128,177		Warner Chilcott plc	1,730
70,145	*	Waters Corp	5,845
97,368	*	Watson Pharmaceuticals, Inc	8,292
33,276	*	Xenoport, Inc	381
51,247	*,e	XOMA Corp	189
54,772	*,e	ZIOPHARM Oncology, Inc	299
29,473	*,e	Zogenix, Inc	78

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	934,134

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 3.6%
33,340		Acadia Realty Trust	$827
11,872		AG Mortgage Investment Trust	286
10,360		Agree Realty Corp	264
30,756	*	Alexander & Baldwin, Inc	908
1,574		Alexander’s, Inc	673
47,428		Alexandria Real Estate Equities, Inc	3,487
351,724		AMB Property Corp	12,321
24,259		American Assets Trust, Inc	650
70,030		American Campus Communities, Inc	3,073
261,112		American Capital Agency Corp	9,032
27,579	e	American Capital Mortgage, Inc	693
121,124	*	American Realty Capital Trust, Inc	1,421
301,504		American Tower Corp	21,523
745,034		Annaly Capital Management, Inc	12,546
104,198		Anworth Mortgage Asset Corp	709
109,048		Apartment Investment & Management Co (Class A)	2,834
21,000		Apollo Commercial Real Estate Finance, Inc	364
5,944	e	Ares Commercial Real Estate Corp	101
227,435	*	ARMOUR Residential REIT, Inc	1,742
45,071		Ashford Hospitality Trust, Inc	379
38,683		Associated Estates Realty Corp	586
7,072	*	AV Homes, Inc	105
72,699		AvalonBay Communities, Inc	9,886
116,685		BioMed Realty Trust, Inc	2,184
114,441		Boston Properties, Inc	12,658
109,374		Brandywine Realty Trust	1,333
58,646		BRE Properties, Inc (Class A)	2,750
61,235		Camden Property Trust	3,949
23,300	e	Campus Crest Communities, Inc	252
54,804		Capital Lease Funding, Inc	283
75,421		Capstead Mortgage Corp	1,017
113,740		CBL & Associates Properties, Inc	2,427
250,372	*	CBRE Group, Inc	4,609
62,638		Cedar Shopping Centers, Inc	331
10,703		Chatham Lodging Trust	149
24,872	e	Chesapeake Lodging Trust	494
815,020		Chimera Investment Corp	2,209
66,987		Colonial Properties Trust	1,410
25,359		Colony Financial, Inc	494
4,977	e	Consolidated-Tomoka Land Co	164
15,000		Coresite Realty	404
54,562		Corporate Office Properties Trust	1,308
80,554		Cousins Properties, Inc	640
51,575		CreXus Investment Corp	558
93,780		CubeSmart	1,207
127,256	e	CYS Investments, Inc	1,793
189,300	e	DCT Industrial Trust, Inc	1,225
170,033	e	DDR Corp	2,612
131,313		DiamondRock Hospitality Co	1,265
92,995	e	Digital Realty Trust, Inc	6,496

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

105,519		Douglas Emmett, Inc	$2,434
203,927		Duke Realty Corp	2,998
45,206	e	DuPont Fabros Technology, Inc	1,141
41,887		Dynex Capital, Inc	450
21,692		EastGroup Properties, Inc	1,154
86,427		Education Realty Trust, Inc	942
35,904		Entertainment Properties Trust	1,595
31,491		Equity Lifestyle Properties, Inc	2,145
40,925		Equity One, Inc	862
229,571		Equity Residential	13,207
26,875		Essex Property Trust, Inc	3,984
27,824		Excel Trust, Inc	318
78,727		Extra Space Storage, Inc	2,618
49,143		Federal Realty Investment Trust	5,175
102,427	*	FelCor Lodging Trust, Inc	486
67,857	*	First Industrial Realty Trust, Inc	892
38,591		First Potomac Realty Trust	497
108,468	*	Forest City Enterprises, Inc (Class A)	1,719
29,389	*	Forestar Real Estate Group, Inc	490
56,329	e	Franklin Street Properties Corp	624
408,401		General Growth Properties, Inc	7,956
18,098	e	Getty Realty Corp	325
6,667	e	Gladstone Commercial Corp	122
106,365		Glimcher Realty Trust	1,124
28,458	e	Government Properties Income Trust	666
34,683	*	Gramercy Capital Corp	104
911	*,e	Gyrodyne Co of America, Inc	99
71,728		Hatteras Financial Corp	2,022
320,782		HCP, Inc	14,268
195,958		Health Care REIT, Inc	11,317
62,374		Healthcare Realty Trust, Inc	1,438
131,578		Hersha Hospitality Trust	645
56,490		Highwoods Properties, Inc	1,843
37,183	e	Home Properties, Inc	2,278
94,278		Hospitality Properties Trust	2,242
549,227		Host Marriott Corp	8,815
20,901	*	Howard Hughes Corp	1,485
60,803		HRPT Properties Trust	885
27,463		Hudson Pacific Properties	508
64,150		Inland Real Estate Corp	529
87,900		Invesco Mortgage Capital, Inc	1,769
74,579	e	Investors Real Estate Trust	617
71,105	*,e	iStar Financial, Inc	589
33,460		Jones Lang LaSalle, Inc	2,555
26,989	e	Kennedy-Wilson Holdings, Inc	377
57,116		Kilroy Realty Corp	2,558
312,567		Kimco Realty Corp	6,336
35,097		Kite Realty Group Trust	179
65,968		LaSalle Hotel Properties	1,761
87,513	e	Lexington Corporate Properties Trust	845
84,513	e	Liberty Property Trust	3,063
24,755		LTC Properties, Inc	788

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

101,262		Macerich Co	$5,795
67,066		Mack-Cali Realty Corp	1,784
102,587		Medical Properties Trust, Inc	1,072
267,655		MFA Mortgage Investments, Inc	2,275
31,305		Mid-America Apartment Communities, Inc	2,045
14,218		Mission West Properties, Inc	124
31,123		Monmouth Real Estate Investment Corp (Class A)	348
20,485		National Health Investors, Inc	1,054
82,574		National Retail Properties, Inc	2,519
12,951		New York Mortgage Trust, Inc	91
101,983	e	NorthStar Realty Finance Corp	649
32,022	e	NRDC Acquisition Corp	412
80,717		Omega Healthcare Investors, Inc	1,835
6,398		One Liberty Properties, Inc	119
26,223		Parkway Properties, Inc	351
40,071		Pebblebrook Hotel Trust	937
45,188		Pennsylvania Real Estate Investment Trust	717
45,080		Pennymac Mortgage Investment Trust	1,054
130,905		Piedmont Office Realty Trust, Inc	2,270
123,533		Plum Creek Timber Co, Inc	5,416
41,348		Post Properties, Inc	1,983
30,874		Potlatch Corp	1,154
14,049		PS Business Parks, Inc	939
108,920		Public Storage, Inc	15,157
41,823	e	RAIT Investment Trust	220
35,302		Ramco-Gershenson Properties	442
93,415		Rayonier, Inc	4,578
105,037	e	Realty Income Corp	4,295
60,300	e	Redwood Trust, Inc	872
69,743		Regency Centers Corp	3,399
83,706		Resource Capital Corp	492
68,579	e	Retail Properties of America, Inc	776
81,349		RLJ Lodging Trust	1,538
16,171	e	Rouse Properties, Inc	232
28,029		Sabra Healthcare REIT, Inc	561
6,582		Saul Centers, Inc	292
6,836		Select Income REIT	168
124,150		Senior Housing Properties Trust	2,704
231,553		Simon Property Group, Inc	35,151
68,406		SL Green Realty Corp	5,477
21,282		Sovran Self Storage, Inc	1,231
49,920	*,e	St. Joe Co	973
18,598		STAG Industrial, Inc	302
88,626		Starwood Property Trust, Inc	2,062
134,064	*	Strategic Hotels & Resorts, Inc	806
22,677	e	Summit Hotel Properties, Inc	194
23,544	e	Sun Communities, Inc	1,039
89,758	*	Sunstone Hotel Investors, Inc	987
70,595		Tanger Factory Outlet Centers, Inc	2,282
44,830		Taubman Centers, Inc	3,440
11,747	*	Tejon Ranch Co	353
10,412		Terreno Realty Corp	165

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,399		Thomas Properties Group, Inc	$142
221,889		Two Harbors Investment Corp	2,607
188,706		UDR, Inc	4,684
6,794		UMH Properties, Inc	81
10,285	e	Universal Health Realty Income Trust	473
19,529		Urstadt Biddle Properties, Inc (Class A)	395
220,633		Ventas, Inc	13,734
141,093		Vornado Realty Trust	11,436
49,089		Washington Real Estate Investment Trust	1,317
92,487		Weingarten Realty Investors	2,600
5,974	e	Western Asset Mortgage Capital Corp	133
407,759		Weyerhaeuser Co	10,659
6,173	e	Whitestone REIT	81
24,416		Winthrop Realty Trust	263
3,100	*	Zillow, Inc	131

		TOTAL REAL ESTATE	436,337

RETAILING - 4.2%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	55
59,378		Aaron’s, Inc	1,651
64,852		Abercrombie & Fitch Co (Class A)	2,200
56,359		Advance Auto Parts, Inc	3,857
61,843	*	Aeropostale, Inc	837
276,073	*	Amazon.com, Inc	70,210
149,222		American Eagle Outfitters, Inc	3,146
6,968	*	America’s Car-Mart, Inc	317
37,641	*	Ann Taylor Stores Corp	1,420
19,614	*	Asbury Automotive Group, Inc	548
91,526	*	Ascena Retail Group, Inc	1,963
10,900	*	Audiovox Corp (Class A)	82
26,872	*,e	Autonation, Inc	1,174
29,004	*	Autozone, Inc	10,722
23,047	*,e	Barnes & Noble, Inc	295
23,033		Bebe Stores, Inc	111
178,357	*	Bed Bath & Beyond, Inc	11,235
207,694		Best Buy Co, Inc	3,570
15,894		Big 5 Sporting Goods Corp	158
50,822	*	Big Lots, Inc	1,503
10,661	*,e	Blue Nile, Inc	395
8,762	*	Body Central Corp	92
9,116	e	Bon-Ton Stores, Inc	87
32,106		Brown Shoe Co, Inc	515
21,122	e	Buckle, Inc	960
34,762	*	Cabela’s, Inc	1,901
3,823	*,e	CafePress, Inc	35
173,276	*	Carmax, Inc	4,904
32,976	*	Casual Male Retail Group, Inc	153
21,208		Cato Corp (Class A)	630
130,733		Chico’s FAS, Inc	2,368
18,517	*	Children’s Place Retail Stores, Inc	1,111
12,866	*	Citi Trends, Inc	162
46,617	*	Collective Brands, Inc	1,012

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,208	*,e	Conn’s, Inc	$269
8,334		Core-Mark Holding Co, Inc	401
10,433		Destination Maternity Corp	195
71,204		Dick’s Sporting Goods, Inc	3,692
22,481		Dillard’s, Inc (Class A)	1,626
140,673	*	Dollar General Corp	7,250
176,696	*	Dollar Tree, Inc	8,530
25,085		DSW, Inc (Class A)	1,674
66,797		Expedia, Inc	3,864
68,225		Express Parent LLC	1,011
73,774		Family Dollar Stores, Inc	4,891
39,004		Finish Line, Inc (Class A)	887
8,200	*	Five Below, Inc	320
115,838		Foot Locker, Inc	4,112
26,617	*,e	Francesca’s Holdings Corp	818
29,664		Fred’s, Inc (Class A)	422
95,132	e	GameStop Corp (Class A)	1,998
231,166		Gap, Inc	8,271
18,687	*	Genesco, Inc	1,247
118,350		Genuine Parts Co	7,222
51,477		GNC Holdings, Inc	2,006
3,931	*	Gordmans Stores, Inc	73
17,052		Group 1 Automotive, Inc	1,027
30,800	*,e	Groupon, Inc	147
47,951		Guess?, Inc	1,219
16,062		Haverty Furniture Cos, Inc	223
13,509	*,e	HHgregg, Inc	93
20,590	*	Hibbett Sports, Inc	1,224
1,167,614		Home Depot, Inc	70,488
24,363	*,e	HomeAway, Inc	571
36,184		Hot Topic, Inc	315
28,823		HSN, Inc	1,414
121,911	e	JC Penney Co, Inc	2,961
21,133	*	JOS A Bank Clothiers, Inc	1,025
2,600	*	Kayak Software Corporation	92
13,001	*	Kirkland’s, Inc	129
185,731		Kohl’s Corp	9,513
426,539	*	Liberty Media Holding Corp (Interactive A)	7,891
21,326	*	Liberty Ventures	1,059
184,218		Limited Brands, Inc	9,075
16,330		Lithia Motors, Inc (Class A)	544
225,192	*	LKQ Corp	4,166
917,543		Lowe’s Companies, Inc	27,746
21,092	*,e	Lumber Liquidators, Inc	1,069
316,537		Macy’s, Inc	11,908
16,477	*	MarineMax, Inc	137
8,386	*,e	Mattress Firm Holding Corp	236
39,013		Men’s Wearhouse, Inc	1,343
22,581	e	Monro Muffler, Inc	795
42,034	*,e	NetFlix, Inc	2,288
13,306	*	New York & Co, Inc	50
120,277		Nordstrom, Inc	6,637

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,499	e	Nutri/System, Inc	$216
212,310	*	Office Depot, Inc	544
64,982		OfficeMax, Inc	508
23,547	*	Orbitz Worldwide, Inc	60
1,270	*	Orchard Supply Hardware Stores Corp	18
90,795	*	O’Reilly Automotive, Inc	7,592
11,517	*,e	Overstock.com, Inc	119
30,900		Penske Auto Group, Inc	930
37,199		PEP Boys - Manny Moe & Jack	379
15,450	e	PetMed Express, Inc	155
83,480		Petsmart, Inc	5,758
73,840		Pier 1 Imports, Inc	1,384
38,016	*	Priceline.com, Inc	23,521
78,808	e	RadioShack Corp	188
45,460		Rent-A-Center, Inc	1,595
172,917		Ross Stores, Inc	11,169
11,225	*	Rue21, Inc	350
85,217	*,e	Saks, Inc	879
116,447	*	Sally Beauty Holdings, Inc	2,922
25,574	*,e	Sears Holdings Corp	1,419
42,172	*	Select Comfort Corp	1,331
10,447		Shoe Carnival, Inc	246
27,118	*,e	Shutterfly, Inc	844
65,800		Signet Jewelers Ltd	3,208
29,758		Sonic Automotive, Inc (Class A)	565
3,181	*	Sourceforge, Inc	62
26,435		Stage Stores, Inc	557
528,058	e	Staples, Inc	6,083
17,973		Stein Mart, Inc	153
9,938	*	Systemax, Inc	117
504,799		Target Corp	32,039
5,400	*,e	Teavana Holdings, Inc	70
97,585		Tiffany & Co	6,039
6,790	*	Tilly’s, Inc	124
567,881		TJX Companies, Inc	25,434
54,999		Tractor Supply Co	5,439
66,371	*	TripAdvisor, Inc	2,186
21,617	*	Tuesday Morning Corp	142
48,024		Ulta Salon Cosmetics & Fragrance, Inc	4,625
81,376	*	Urban Outfitters, Inc	3,056
9,604	*	US Auto Parts Network, Inc	33
16,534	*,e	Vitacost.com, Inc	112
22,533	*	Vitamin Shoppe, Inc	1,314
11,292	*	West Marine, Inc	120
73,584	*	Wet Seal, Inc (Class A)	232
68,687		Williams-Sonoma, Inc	3,020
1,945		Winmark Corp	105
17,544	*,e	Zumiez, Inc	486

		TOTAL RETAILING	512,991

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
29,482	*	Advanced Energy Industries, Inc	$363
480,660	*,e	Advanced Micro Devices, Inc	1,620
11,245	*	Alpha & Omega Semiconductor Lt	97
244,761		Altera Corp	8,318
73,037	*,e	Amkor Technology, Inc	321
47,982	*	Anadigics, Inc	67
227,700		Analog Devices, Inc	8,925
979,117		Applied Materials, Inc	10,933
51,846	*	Applied Micro Circuits Corp	262
351,660	*	Atmel Corp	1,850
24,963	*	ATMI, Inc	464
33,948	*	AuthenTec, Inc	272
183,074		Avago Technologies Ltd	6,383
61,290	*	Axcelis Technologies, Inc	64
23,951	*	AXT, Inc	81
418,912		Broadcom Corp (Class A)	14,487
52,087		Brooks Automation, Inc	418
17,924		Cabot Microelectronics Corp	630
36,308	*	Cavium Networks, Inc	1,210
18,075	*	Ceva, Inc	260
50,384	*	Cirrus Logic, Inc	1,934
15,857		Cohu, Inc	149
88,620	*,e	Cree, Inc	2,262
23,525	*	Cymer, Inc	1,201
122,394		Cypress Semiconductor Corp	1,312
28,713	*	Diodes, Inc	488
21,955	*	DSP Group, Inc	130
105,554	*	Entegris, Inc	858
59,143	*	Entropic Communications, Inc	344
25,111	*	Exar Corp	201
95,996	*	Fairchild Semiconductor International, Inc	1,259
44,208	*,e	First Solar, Inc	979
34,973	*	Formfactor, Inc	195
38,914	*,e	Freescale Semiconductor Holdings Ltd	370
30,933	*	FSI International, Inc	192
13,134	*	GSI Technology, Inc	65
94,807	*,e	GT Solar International, Inc	517
25,280	*	Hittite Microwave Corp	1,402
15,509	*	Inphi Corp	165
110,719	*	Integrated Device Technology, Inc	651
19,660	*	Integrated Silicon Solution, Inc	182
3,838,775		Intel Corp	87,064
10,099	*	Intermolecular, Inc	72
54,670	*	International Rectifier Corp	912
94,162		Intersil Corp (Class A)	824
16,725	*	IXYS Corp	166
128,607		Kla-Tencor Corp	6,135
50,517	*	Kopin Corp	190
139,384	*	Lam Research Corp	4,430
90,159	*	Lattice Semiconductor Corp	345
172,947		Linear Technology Corp	5,508
447,590	*	LSI Logic Corp	3,093
37,527	*	LTX-Credence Corp	216

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,431	*	MA-COM Technology Solutions	$56
358,491		Marvell Technology Group Ltd	3,280
44,020	*,e	Mattson Technology, Inc	43
223,022		Maxim Integrated Products, Inc	5,937
12,640	*	MaxLinear, Inc	85
172,909	*	MEMC Electronic Materials, Inc	475
40,439		Micrel, Inc	421
145,335	e	Microchip Technology, Inc	4,758
756,136	*	Micron Technology, Inc	4,525
65,939	*	Microsemi Corp	1,323
24,281	*,e	Mindspeed Technologies, Inc	84
39,820	*	MIPS Technologies, Inc	294
38,788		MKS Instruments, Inc	989
21,310	*	Monolithic Power Systems, Inc	421
20,301	*	MoSys, Inc	82
18,167	*	Nanometrics, Inc	251
6,600	*	NeoPhotonics Corp Ltd	39
3,184	*	NVE Corp	188
472,164	*	Nvidia Corp	6,299
42,750	*	Omnivision Technologies, Inc	597
346,536	*	ON Semiconductor Corp	2,138
17,237	*	PDF Solutions, Inc	235
4,800	*	Peregrine Semiconductor Corp	81
19,298	*	Pericom Semiconductor Corp	168
46,544	*	Photronics, Inc	250
26,715	*	PLX Technology, Inc	154
173,538	*	PMC - Sierra, Inc	979
22,028		Power Integrations, Inc	670
29,857	*,e	QuickLogic Corp	84
84,186	*,e	Rambus, Inc	466
209,504	*	RF Micro Devices, Inc	828
11,027	*,e	Rubicon Technology, Inc	106
20,900	*	Rudolph Technologies, Inc	219
50,038	*	Semtech Corp	1,258
27,850	*	Sigma Designs, Inc	184
56,384	*	Silicon Image, Inc	259
32,688	*	Silicon Laboratories, Inc	1,202
143,829	*	Skyworks Solutions, Inc	3,389
38,295	*	Spansion, Inc	456
21,697	*,e	STR Holdings, Inc	67
35,781	*,e	SunPower Corp	161
8,595	*	Supertex, Inc	154
142,774	*	Teradyne, Inc	2,030
36,930		Tessera Technologies, Inc	505
873,675		Texas Instruments, Inc	24,071
121,131	*	Triquint Semiconductor, Inc	612
17,159	*	Ultra Clean Holdings	98
18,851	*	Ultratech, Inc	592
31,233	*,e	Veeco Instruments, Inc	938
18,190	*	Volterra Semiconductor Corp	398
199,973		Xilinx, Inc	6,681

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	260,416

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 9.5%
38,595	*	Accelrys, Inc	$334
492,079		Accenture plc	34,460
30,248	*	ACI Worldwide, Inc	1,278
29,457	*	Active Network, Inc	369
323,808		Activision Blizzard, Inc	3,653
40,528	*	Actuate Corp	285
62,110	*	Acxiom Corp	1,135
382,477	*	Adobe Systems, Inc	12,415
24,736	*	Advent Software, Inc	608
138,575	*	Akamai Technologies, Inc	5,302
38,484	*	Alliance Data Systems Corp	5,463
128,971		Amdocs Ltd	4,255
15,720	*	American Software, Inc (Class A)	128
23,501	*,e	Ancestry.com, Inc	707
27,450	*,e	Angie’s List, Inc	290
70,483	*	Ansys, Inc	5,173
71,841	*	AOL, Inc	2,531
74,946	*	Ariba, Inc	3,358
71,278	*	Aspen Technology, Inc	1,843
176,436	*	Autodesk, Inc	5,888
373,800		Automatic Data Processing, Inc	21,927
7,000	*	AVG Technologies NV	67
35,339	*,e	Bankrate, Inc	551
8,300	*,e	Bazaarvoice, Inc	126
35,258		Blackbaud, Inc	843
30,473	*	Blucora, Inc	543
124,623	*	BMC Software, Inc	5,171
16,977	e	Booz Allen Hamilton Holding Co	235
27,849	*	Bottomline Technologies, Inc	688
4,700	*,e	Brightcove, Inc	55
95,422		Broadridge Financial Solutions, Inc	2,226
20,308	*,e	BroadSoft, Inc	833
271,049		CA, Inc	6,984
20,259	*	CACI International, Inc (Class A)	1,049
209,812	*	Cadence Design Systems, Inc	2,699
23,561	*,e	Callidus Software, Inc	116
8,488	*,e	Carbonite, Inc	60
32,719	*	Cardtronics, Inc	974
7,040		Cass Information Systems, Inc	295
52,926	*	Ciber, Inc	184
142,733	*	Citrix Systems, Inc	10,929
10,743	*,m	Clinical Data, Inc	10
232,543	*	Cognizant Technology Solutions Corp (Class A)	16,259
33,451	*	Commvault Systems, Inc	1,964
118,719		Computer Sciences Corp	3,824
11,045	*	Computer Task Group, Inc	179
173,306	*	Compuware Corp	1,717
24,577	*	comScore, Inc	375
34,178	*	Concur Technologies, Inc	2,520
21,930	*,e	Constant Contact, Inc	382

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

89,018		Convergys Corp	$1,395
25,908	*,e	Cornerstone OnDemand, Inc	794
19,733	*	CoStar Group, Inc	1,609
28,626	*	CSG Systems International, Inc	644
32,566	*	DealerTrack Holdings, Inc	907
13,498	*,e	Deltek, Inc	176
22,760	*,e	Demand Media, Inc	247
5,143	*,e	Demandware, Inc	163
37,330	*	Dice Holdings, Inc	314
29,296	*	Digital River, Inc	488
5,437		DMRC Corp	121
26,145		DST Systems, Inc	1,479
82,942		Earthlink, Inc	591
884,308	*	eBay, Inc	42,809
23,473	e	Ebix, Inc	554
245,797	*	Electronic Arts, Inc	3,119
20,207	*	Ellie Mae, Inc	550
7,000	*	Eloqua, Inc	138
15,051	*	Envestnet, Inc	176
5,877	*,e	Envivio, Inc	13
4,600	*,e	EPAM Systems, Inc	87
25,591		EPIQ Systems, Inc	343
2,603	*	ePlus, Inc	102
36,582	*	Equinix, Inc	7,538
36,402	*	Euronet Worldwide, Inc	684
7,315	*,e	ExactTarget, Inc	177
17,988	*	ExlService Holdings, Inc	531
321,719	*,e	Facebook, Inc	6,965
34,865	e	Factset Research Systems, Inc	3,362
26,950		Fair Isaac Corp	1,193
22,225	*	FalconStor Software, Inc	52
191,511		Fidelity National Information Services, Inc	5,979
81,517	*	First American Corp	2,163
105,750	*	Fiserv, Inc	7,829
37,123	*	FleetCor Technologies, Inc	1,663
11,266		Forrester Research, Inc	324
99,834	*	Fortinet, Inc	2,410
73,416	*	Gartner, Inc	3,384
96,351		Genpact Ltd	1,607
19,206	*,e,m	Gerber Scientific, Inc	0	^
51,313	*	Global Cash Access, Inc	413
60,916		Global Payments, Inc	2,548
49,882	*,e	Glu Mobile, Inc	231
197,559	*	Google, Inc (Class A)	149,057
9,927	*	Guidance Software, Inc	112
14,724	*	Guidewire Software, Inc	457
30,102	*	Hackett Group, Inc	126
28,656		Heartland Payment Systems, Inc	908
23,633	*,e	Higher One Holdings, Inc	319
58,207		IAC/InterActiveCorp	3,030
23,666	*	iGate Corp	430
7,359	*	Imperva, Inc	272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,964	*,e	Infoblox, Inc	$139
82,708	*	Informatica Corp	2,879
16,757	*,e	Innodata Isogen, Inc	68
11,116	*	Interactive Intelligence, Inc	334
34,783	*	Internap Network Services Corp	245
831,844		International Business Machines Corp	172,565
224,169		Intuit, Inc	13,199
41,039	*,e	Ipass, Inc	90
34,679	e	j2 Global, Inc	1,138
66,573		Jack Henry & Associates, Inc	2,523
32,026	*	JDA Software Group, Inc	1,018
11,700	*,e	Jive Software, Inc	184
20,173	*	Kenexa Corp	925
10,875		Keynote Systems, Inc	157
27,331	*,e	KIT Digital, Inc	82
19,259	*	Knot, Inc	161
65,087		Lender Processing Services, Inc	1,815
50,961	*,e	Limelight Networks, Inc	119
47,263	*	LinkedIn Corp	5,690
44,720	*	Lionbridge Technologies	157
17,773	*	Liquidity Services, Inc	892
40,701	*	Liveperson, Inc	737
15,508	*	LogMeIn, Inc	348
11,258	*	magicJack VocalTec Ltd	276
15,963	*	Manhattan Associates, Inc	914
18,418		Mantech International Corp (Class A)	442
16,386	e	Marchex, Inc (Class B)	63
17,156	*	Market Leader, Inc	115
82,794		Mastercard, Inc (Class A)	37,380
7,271	*,e	Mattersight Corp	43
25,522		MAXIMUS, Inc	1,524
23,100	*,e	MeetMe, Inc	66
73,403	*	Mentor Graphics Corp	1,136
60,589	*	Micros Systems, Inc	2,976
5,744,199		Microsoft Corp	171,063
6,468	*	MicroStrategy, Inc (Class A)	867
8,300	*,e	Millennial Media, Inc	119
33,165		ModusLink Global Solutions, Inc	122
16,742	*	MoneyGram International, Inc	250
27,277		Monotype Imaging Holdings, Inc	425
95,930	*	Monster Worldwide, Inc	703
29,335	*	Move, Inc	253
28,739	*	Netscout Systems, Inc	733
23,872	*	NetSuite, Inc	1,523
51,981	*	NeuStar, Inc (Class A)	2,081
48,579		NIC, Inc	719
184,404	*	Nuance Communications, Inc	4,590
17,950	*,e	OpenTable, Inc	747
11,138		Opnet Technologies, Inc	379
2,915,696		Oracle Corp	91,816
90,859	*	Parametric Technology Corp	1,981
247,664		Paychex, Inc	8,245

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,459	e	Pegasystems, Inc	$362
20,679	*	Perficient, Inc	250
9,472	*	Pervasive Software, Inc	81
14,513	*	PRG-Schultz International, Inc	124
50,287	*	Progress Software Corp	1,076
4,536	*,e	Proofpoint, Inc	67
14,689	*	PROS Holdings, Inc	280
3,320	*	QAD, Inc (Class A)	45
65,002	*	QLIK Technologies, Inc	1,457
44,391	*,m	Quest Software, Inc	1,243
20,643	*	QuinStreet, Inc	173
83,238	*	Rackspace Hosting, Inc	5,501
18,038		RealNetworks, Inc	150
27,469	*,e	RealPage, Inc	621
147,339	*	Red Hat, Inc	8,389
27,251	*	Responsys, Inc	279
8,173	*	Rosetta Stone, Inc	104
85,331	*	Rovi Corp	1,238
18,173	*	Saba Software, Inc	182
217,031		SAIC, Inc	2,613
105,902	*	Salesforce.com, Inc	16,171
93,643		Sapient Corp	998
13,766	*	Sciquest, Inc	251
21,571	*	Seachange International, Inc	169
10,800	*	ServiceNow, Inc	418
38,121	*,e	ServiceSource International LLC	391
46,540	*	SolarWinds, Inc	2,594
53,861		Solera Holdings, Inc	2,363
22,394	*	Sourcefire, Inc	1,098
8,175	*,e	Spark Networks, Inc	50
11,818	*,m	Splunk, Inc	434
8,010	*	SPS Commerce, Inc	308
25,703	*	SS&C Technologies Holdings, Inc	648
12,380		Stamps.com, Inc	286
32,388	*	SupportSoft, Inc	137
550,414	*	Symantec Corp	9,907
5,117	*	Synacor, Inc	39
20,217	*	Synchronoss Technologies, Inc	463
111,101	*	Synopsys, Inc	3,669
11,627		Syntel, Inc	726
24,737	*	TA Indigo Holding Corp	162
59,506	*	Take-Two Interactive Software, Inc	621
23,016	*	Tangoe, Inc	302
4,323	*	TechTarget, Inc	26
12,644	*	TeleNav, Inc	75
19,317	*	TeleTech Holdings, Inc	329
128,452	*	Teradata Corp	9,687
124,754	*	TIBCO Software, Inc	3,771
92,801	*	TiVo, Inc	968
19,243	*	TNS, Inc	288
121,982		Total System Services, Inc	2,891
4,369	*,e	Travelzoo, Inc	103

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,748	*	Tyler Technologies, Inc	$1,089
20,377	*	Ultimate Software Group, Inc	2,080
32,818	*	Unisys Corp	683
61,183		United Online, Inc	338
63,876	*	Unwired Planet, Inc	123
62,276	*	Valueclick, Inc	1,071
30,006	*	Vantiv, Inc	647
19,828	*	Vasco Data Security International	186
82,056	*	VeriFone Systems, Inc	2,285
16,436	*,e	Verint Systems, Inc	451
121,458		VeriSign, Inc	5,914
32,131	*,e	VirnetX Holding Corp	817
11,849	*	Virtusa Corp	211
398,676		Visa, Inc (Class A)	53,534
26,079	*,e	VistaPrint Ltd	891
67,563	*	VMware, Inc (Class A)	6,536
15,521	*	Vocus, Inc	311
41,422	*,e	WebMD Health Corp (Class A)	581
29,640	*	Websense, Inc	464
26,004	*	Website Pros, Inc	467
473,750		Western Union Co	8,632
29,100	*	Wright Express Corp	2,029
931,758	*	Yahoo!, Inc	14,885
6,421	*	Yelp, Inc	174
47,197	*	Zix Corp	135
92,800	*,e	Zynga, Inc	264

		TOTAL SOFTWARE & SERVICES	1,160,235

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
35,804	*,e	3D Systems Corp	1,176
44,402	*,e	Acme Packet, Inc	759
49,633	e	Adtran, Inc	858
18,766	*	Agilysys, Inc	161
123,815		Amphenol Corp (Class A)	7,290
14,600	*	Anaren, Inc	292
21,570		Anixter International, Inc	1,239
713,696		Apple, Inc	476,221
85,446	*	Arris Group, Inc	1,093
85,185	*	Arrow Electronics, Inc	2,872
85,572	*,e	Aruba Networks, Inc	1,924
4,841	*,e	Audience, Inc	30
24,879	*	Avid Technology, Inc	235
110,749	*	Avnet, Inc	3,222
34,410		AVX Corp	330
9,650		Aware, Inc	61
15,077	*	AX Holding Corp	100
13,564		Badger Meter, Inc	494
7,316		Bel Fuse, Inc (Class B)	137
46,204	*	Benchmark Electronics, Inc	706
13,787		Black Box Corp	352
52,612	*,e	Bookham, Inc	142
53,964	*	Brightpoint, Inc	485

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

350,572	*	Brocade Communications Systems, Inc	$2,074
21,514	*	CalAmp Corp	177
28,887	*,e	Calix Networks, Inc	185
30,668	*	Checkpoint Systems, Inc	254
75,431	*,e	Ciena Corp	1,026
4,087,437		Cisco Systems, Inc	78,029
32,766		Cognex Corp	1,133
19,403	*	Coherent, Inc	890
19,075		Comtech Telecommunications Corp	527
166,546	*	Comverse Technology, Inc	1,024
1,159,207		Corning, Inc	15,244
28,033	*	Cray, Inc	356
23,637		CTS Corp	238
22,322		Daktronics, Inc	212
11,133	*	Datalink Corp	92
1,125,729		Dell, Inc	11,100
47,853		Diebold, Inc	1,613
18,652	*	Digi International, Inc	190
39,772	*,e	Dolby Laboratories, Inc (Class A)	1,303
16,172	*	DTS, Inc	376
24,998	*	Echelon Corp	96
28,785	*	EchoStar Corp (Class A)	825
11,677		Electro Rent Corp	207
17,062		Electro Scientific Industries, Inc	208
39,428	*	Electronics for Imaging, Inc	655
1,601,386	*	EMC Corp	43,670
65,177	*	Emulex Corp	470
89,895	*	Extreme Networks, Inc	300
61,456	*	F5 Networks, Inc	6,434
15,539	*	Fabrinet	180
12,851	*	FARO Technologies, Inc	531
29,895		FEI Co	1,599
69,390	*,e	Finisar Corp	992
118,407		Flir Systems, Inc	2,365
51,681	*,e	Fusion-io, Inc	1,564
14,375	*	Globecomm Systems, Inc	160
20,123	*	GSI Group, Inc	179
85,574	*	Harmonic, Inc	389
88,732		Harris Corp	4,545
42,057	*	Harris Stratex Networks, Inc (Class A)	100
1,509,714		Hewlett-Packard Co	25,756
21,588	*	Imation Corp	121
18,659	*	Immersion Corp	102
88,583	*,e	Infinera Corp	485
116,956	*	Ingram Micro, Inc (Class A)	1,781
34,716	*	Insight Enterprises, Inc	607
32,759	e	InterDigital, Inc	1,221
45,111	*	Intermec, Inc	280
14,156	*	Intevac, Inc	86
28,033	*,e	InvenSense, Inc	335
24,446	*,e	IPG Photonics Corp	1,401
31,091	*	Itron, Inc	1,342

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,634	*	Ixia	$476
142,635		Jabil Circuit, Inc	2,670
176,416	*	JDS Uniphase Corp	2,185
404,685	*	Juniper Networks, Inc	6,924
33,781	*	Kemet Corp	149
7,812	*	Key Tronic Corp	77
10,929	*	KVH Industries, Inc	147
55,449	e	Lexmark International, Inc (Class A)	1,234
17,104		Littelfuse, Inc	967
8,072		Loral Space & Communications, Inc	574
22,942	*,e	Maxwell Technologies, Inc	186
11,532	*	Measurement Specialties, Inc	380
23,128	*	Mercury Computer Systems, Inc	246
1,988		Mesa Laboratories, Inc	96
28,385		Methode Electronics, Inc	276
104,638	e	Molex, Inc	2,750
223,045		Motorola, Inc	11,275
13,932		MTS Systems Corp	746
9,079	*	Multi-Fineline Electronix, Inc	205
69,482		National Instruments Corp	1,749
122,276	*	NCR Corp	2,850
17,608	*,e	Neonode, Inc	66
279,323	*	NetApp, Inc	9,184
28,803	*	Netgear, Inc	1,099
27,910	*	Newport Corp	309
7,509	*,e	Numerex Corp	85
58,785	*,e	OCZ Technology Group, Inc	204
15,398	*	Oplink Communications, Inc	255
14,702	*	OSI Systems, Inc	1,144
5,100	*	Palo Alto Networks, Inc	314
18,452		Park Electrochemical Corp	458
56,204	*,e	Parkervision, Inc	132
6,868		PC Connection, Inc	79
13,367		PC-Tel, Inc	94
34,900		Plantronics, Inc	1,233
27,845	*	Plexus Corp	843
135,032	*	Polycom, Inc	1,333
53,353	*	Power-One, Inc	299
16,952	*	Procera Networks, Inc	398
79,841	*	QLogic Corp	912
1,308,116		Qualcomm, Inc	81,743
171,155	*	Quantum Corp	276
25,143	*,e	Rackable Systems, Inc	229
15,185	*	Radisys Corp	55
37,752	*,e	RealD, Inc	338
11,626		Richardson Electronics Ltd	138
120,998	*	Riverbed Technology, Inc	2,816
21,664	*	Rofin-Sinar Technologies, Inc	427
12,342	*	Rogers Corp	523
185,981	*	SanDisk Corp	8,077
61,646	*	Sanmina-SCI Corp	523
22,159	*	Scansource, Inc	710

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,292	*	ShoreTel, Inc	$128
165,491	*	Sonus Networks, Inc	311
27,036	*	STEC, Inc	182
15,369	*,e	Stratasys, Inc	836
20,839	*	Super Micro Computer, Inc	251
14,861		Sycamore Networks, Inc	229
35,188	*	Symmetricom, Inc	245
26,694	*,e	Synaptics, Inc	641
19,931	*	SYNNEX Corp	649
30,951	*	Tech Data Corp	1,402
277,614		Tellabs, Inc	983
12,947		Telular Corp	128
3,883		Tessco Technologies, Inc	82
95,550	*	Trimble Navigation Ltd	4,554
41,884	*	TTM Technologies, Inc	395
6,700	*,e	Ubiquiti Networks, Inc	80
29,474	*,e	Universal Display Corp	1,013
27,617	*,e	Viasat, Inc	1,032
3,408	*	Viasystems Group, Inc	59
115,954	*	Vishay Intertechnology, Inc	1,140
9,508	*	Vishay Precision Group, Inc	133
40,762	*	Westell Technologies, Inc	87
179,504		Western Digital Corp	6,952
1,028,752		Xerox Corp	7,551
41,665	*	Zebra Technologies Corp (Class A)	1,564
12,959	*	Zygo Corp	237

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	896,530

TELECOMMUNICATION SERVICES - 2.9%
46,463	*	8x8, Inc	305
4,473,294		AT&T, Inc	168,643
7,918		Atlantic Tele-Network, Inc	340
12,079	*,e	Boingo Wireless, Inc	96
20,132	*	Cbeyond Communications, Inc	199
475,088		CenturyTel, Inc	19,194
168,115	*	Cincinnati Bell, Inc	958
268,714	*,e	Clearwire Corp (Class A)	363
35,274		Cogent Communications Group, Inc	811
25,479	e	Consolidated Communications Holdings, Inc	438
223,713	*	Crown Castle International Corp	14,340
16,551	*,e	Fairpoint Communications, Inc	125
762,890	e	Frontier Communications Corp	3,738
38,028	*	General Communication, Inc (Class A)	373
7,568	*,e	Hawaiian Telcom Holdco, Inc	134
10,686		HickoryTech Corp	113
10,513		IDT Corp (Class B)	108
24,433	*	inContact, Inc	159
33,317	*	Iridium Communications, Inc	244
46,753	*,e	Leap Wireless International, Inc	319
124,143	*	Level 3 Communications, Inc	2,852
11,759		Lumos Networks Corp	92
232,390	*	MetroPCS Communications, Inc	2,721

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,073	*	Neutral Tandem, Inc	$235
128,973	*,e	NII Holdings, Inc (Class B)	1,012
11,759		NTELOS Holdings Corp	204
28,044	*	Orbcomm, Inc	105
46,371	*	Premiere Global Services, Inc	434
9,204		Primus Telecommunications Group, Inc	141
92,557	*	SBA Communications Corp (Class A)	5,822
18,151		Shenandoah Telecom Co	319
2,300,935	*	Sprint Nextel Corp	12,701
70,668		Telephone & Data Systems, Inc	1,810
26,456	*,e	Towerstream Corp	107
108,591	*	tw telecom inc (Class A)	2,831
9,529	*,e	US Cellular Corp	373
18,421		USA Mobility, Inc	219
2,173,149		Verizon Communications, Inc	99,030
119,221	*	Vonage Holdings Corp	272
431,835	e	Windstream Corp	4,366

		TOTAL TELECOMMUNICATION SERVICES	346,646

TRANSPORTATION - 1.7%
44,655	*	Air Transport Services Group, Inc	196
55,016	*	Alaska Air Group, Inc	1,929
10,724	*	Allegiant Travel Co	679
6,973		Amerco, Inc	742
19,331		Arkansas Best Corp	153
19,165	*	Atlas Air Worldwide Holdings, Inc	989
79,295	*	Avis Budget Group, Inc	1,220
16,346		Celadon Group, Inc	263
125,834		CH Robinson Worldwide, Inc	7,368
42,760		Con-Way, Inc	1,170
24,978		Copa Holdings S.A. (Class A)	2,030
793,334		CSX Corp	16,461
648,035	*	Delta Air Lines, Inc	5,937
21,462	*,e	Dollar Thrifty Automotive Group, Inc	1,866
11,118	*,e	Echo Global Logistics, Inc	191
162,491		Expeditors International Washington, Inc	5,908
240,946		FedEx Corp	20,389
22,919		Forward Air Corp	697
20,776	*,e	Genco Shipping & Trading Ltd	76
30,893	*	Genesee & Wyoming, Inc (Class A)	2,066
40,654	*	Hawaiian Holdings, Inc	227
38,365		Heartland Express, Inc	513
185,631	*	Hertz Global Holdings, Inc	2,549
28,105	*	Hub Group, Inc (Class A)	834
4,290		International Shipholding Corp	72
68,664		J.B. Hunt Transport Services, Inc	3,573
181,414	*	JetBlue Airways Corp	869
83,991		Kansas City Southern Industries, Inc	6,365
40,950	*	Kirby Corp	2,264
42,524		Knight Transportation, Inc	608
35,888		Landstar System, Inc	1,697
10,239		Marten Transport Ltd	180

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,756		Matson, Inc	$643
248,774		Norfolk Southern Corp	15,828
54,394	*	Old Dominion Freight Line	1,641
31,042	*	Pacer International, Inc	124
6,136	*	Park-Ohio Holdings Corp	133
3,411	*	Patriot Transportation Holding, Inc	95
16,337	*	Quality Distribution, Inc	151
16,300	*	RailAmerica, Inc	448
13,497	*,e	Rand Logistics, Inc	102
40,702	*	Republic Airways Holdings, Inc	188
8,012	*	Roadrunner Transportation Services Holdings, Inc	130
39,335		Ryder System, Inc	1,536
12,063	*	Saia, Inc	243
40,260		Skywest, Inc	416
586,521		Southwest Airlines Co	5,144
31,863	*	Spirit Airlines, Inc	544
60,697	*	Swift Transportation Co, Inc	523
254,115	*,e	UAL Corp	4,955
363,389		Union Pacific Corp	43,133
554,370		United Parcel Service, Inc (Class B)	39,676
3,884		Universal Truckload Services, Inc	62
126,271	*,e	US Airways Group, Inc	1,321
81,226		UTI Worldwide, Inc	1,094
33,067		Werner Enterprises, Inc	707
15,800	*,e	Wesco Aircraft Holdings, Inc	216
13,238	*,e	XPO Logistics, Inc	162
20,515	*,e	Zipcar, Inc	160

		TOTAL TRANSPORTATION	209,456

UTILITIES - 3.5%
489,737	*	AES Corp	5,371
89,215		AGL Resources, Inc	3,650
28,545		Allete, Inc	1,191
85,307		Alliant Energy Corp	3,701
183,716		Ameren Corp	6,002
19,531	*,e	American DG Energy, Inc	51
370,712		American Electric Power Co, Inc	16,289
16,487		American States Water Co	733
131,951		American Water Works Co, Inc	4,890
104,679		Aqua America, Inc	2,592
4,909		Artesian Resources Corp	114
85,946	e	Atlantic Power Corp	1,286
69,174		Atmos Energy Corp	2,476
43,026		Avista Corp	1,107
30,522		Black Hills Corp	1,086
8,402	*,e	Cadiz, Inc	82
35,650		California Water Service Group	665
309,400	*	Calpine Corp	5,353
321,488		Centerpoint Energy, Inc	6,848
11,400		CH Energy Group, Inc	743
8,826		Chesapeake Utilities Corp	418
46,444		Cleco Corp	1,950

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

200,055		CMS Energy Corp	$4,711
6,221		Connecticut Water Service, Inc	198
223,555		Consolidated Edison, Inc	13,389
10,306		Consolidated Water Co, Inc	85
5,331		Delta Natural Gas Co, Inc	103
436,104		Dominion Resources, Inc	23,086
130,057		DTE Energy Co	7,796
537,271		Duke Energy Corp	34,814
249,206		Edison International	11,386
30,616		El Paso Electric Co	1,049
33,239		Empire District Electric Co	716
135,353		Entergy Corp	9,380
653,553		Exelon Corp	23,253
319,677		FirstEnergy Corp	14,098
10,513		Genie Energy Ltd	75
104,313		Great Plains Energy, Inc	2,322
73,366		Hawaiian Electric Industries, Inc	1,930
34,656		Idacorp, Inc	1,500
59,780		Integrys Energy Group, Inc	3,121
39,281		ITC Holdings Corp	2,969
15,900		Laclede Group, Inc	684
144,429		MDU Resources Group, Inc	3,183
17,500		MGE Energy, Inc	927
9,765		Middlesex Water Co	187
55,740		National Fuel Gas Co	3,012
31,721		New Jersey Resources Corp	1,450
320,023		NextEra Energy, Inc	22,507
217,329		NiSource, Inc	5,538
239,290		Northeast Utilities	9,148
20,412		Northwest Natural Gas Co	1,005
27,832		NorthWestern Corp	1,008
174,135		NRG Energy, Inc	3,725
176,210		NV Energy, Inc	3,174
75,923		OGE Energy Corp	4,211
158,859		Oneok, Inc	7,675
13,917	e	Ormat Technologies, Inc	261
29,407		Otter Tail Corp	702
168,153		Pepco Holdings, Inc	3,178
322,404		PG&E Corp	13,757
57,938		Piedmont Natural Gas Co, Inc	1,882
83,775		Pinnacle West Capital Corp	4,423
60,937		PNM Resources, Inc	1,282
58,032		Portland General Electric Co	1,569
446,494		PPL Corp	12,971
387,317		Public Service Enterprise Group, Inc	12,464
135,152		Questar Corp	2,748
582,024	*	RRI Energy, Inc	1,473
87,177		SCANA Corp	4,208
184,398		Sempra Energy	11,892
10,436		SJW Corp	265
22,925		South Jersey Industries, Inc	1,213
663,139		Southern Co	30,564

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,400		Southwest Gas Corp	$1,520
163,004		TECO Energy, Inc	2,892
85,402		UGI Corp	2,712
38,476		UIL Holdings Corp	1,380
11,594		Unitil Corp	316
27,775		UNS Energy Corp	1,163
62,331		Vectren Corp	1,783
89,565		Westar Energy, Inc	2,656
38,842		WGL Holdings, Inc	1,563
175,945		Wisconsin Energy Corp	6,628
371,457		Xcel Energy, Inc	10,293
9,006		York Water Co	165

		TOTAL UTILITIES	427,936

		TOTAL COMMON STOCKS	12,122,946

		(Cost $8,889,076)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
8,193	e,m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
63,430		Allos Therapeutics, Inc	1

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

RETAILING - 0.0%
7,109		Liberty Ventures	97

		TOTAL RETAILING	97

		TOTAL RIGHTS / WARRANTS	98

		(Cost $77)

SHORT-TERM INVESTMENTS - 2.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
318,805,648	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	318,806

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	318,806

		TOTAL SHORT-TERM INVESTMENTS	318,806

		(Cost $318,806)
		TOTAL INVESTMENTS - 102.4% (Cost $9,207,959)	12,441,850
		OTHER ASSETS & LIABILITIES, NET - (2.4)%	(293,001)

		NET ASSETS - 100.0%	$12,148,849

		Abbreviation(s):
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depository Receipts

*		Non-income producing.
^		Amount represents less than $1,000.
a		Affiliated holding.
c		Investments made with cash collateral received from securites on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $308,648,000.
m		Indicates a security that has been deemed illiquid.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.1%
$4,912,500	i	TransDigm, Inc	4.000%	02/14/17	$4,934

		TOTAL CAPITAL GOODS			4,934

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
5,053,707	i	Fresenius US Finance I, Inc, Term Loan D1	3.500	09/10/14	5,054
1,817,062	i	Fresenius US Finance I, Inc, Term Loan D2	3.500	09/10/14	1,817

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,871

UTILITIES - 0.0%
200,000	h	Calpine Corp	4.500	09/27/19	201

		TOTAL UTILITIES			201

		TOTAL BANK LOAN OBLIGATIONS			12,006

		(Cost $11,984)

BONDS - 98.0%

CORPORATE BONDS - 33.4%

AUTOMOBILES & COMPONENTS - 0.1%
4,500,000		Ford Motor Co	7.450	07/16/31	5,597
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,807

		TOTAL AUTOMOBILES & COMPONENTS			10,404

BANKS - 6.9%
6,165,000	g	Abbey National Treasury Services plc	3.875	11/10/14	6,292
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	4,030
5,480,000	g	Akbank TAS	5.125	07/22/15	5,665
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	4,850
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	4,765
4,750,000	g	Banco Bradesco S.A.	4.500	01/12/17	5,059
2,850,000	g	Banco Davivienda S.A.	5.875	07/09/22	2,940
5,395,000	g	Banco de Bogota S.A.	5.000	01/15/17	5,705
7,500,000	g	Banco de Credito del Peru	5.375	09/16/20	8,062
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,492
2,700,000	g	Banco del Estado de Chile	3.875	02/08/22	2,860
4,500,000	g	Banco do Brasil S.A.	5.875	01/26/22	4,815
8,700,000		Bancolombia S.A.	5.125	09/11/22	8,787
7,255,000		BanColombia S.A.	5.950	06/03/21	8,162
11,786,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	11,844
3,555,000		Bank of America Corp	4.875	01/15/13	3,596
15,650,000		Bank of America Corp	3.625	03/17/16	16,505
15,175,000		Bank of America Corp	3.750	07/12/16	16,100
18,550,000		Bank of America Corp	5.300	03/15/17	20,599

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$8,525,000		Bank of America Corp	6.000%	09/01/17	$9,861
5,725,000		Bank of America Corp	5.750	12/01/17	6,587
10,900,000		Bank of America Corp	5.875	02/07/42	12,741
11,505,000	g	Bank of Montreal	2.850	06/09/15	12,226
27,700,000	g	Bank of Montreal	2.625	01/25/16	29,523
19,400,000	g	Bank of Nova Scotia	1.450	07/26/13	19,578
50,520,000	g	Bank of Nova Scotia	1.650	10/29/15	52,172
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	41,613
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	6,075
3,360,000	g	BBVA Banco Continental S.A.	5.000	08/26/22	3,452
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	11,356
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	25,363
6,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	6,036
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,343
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	13,380
3,750,000		Capital One Bank USA NA	8.800	07/15/19	4,949
5,000,000		Capital One Capital V	8.875	05/15/40	5,084
8,075,000		Citigroup, Inc	6.000	12/13/13	8,564
12,640,000		Citigroup, Inc	5.000	09/15/14	13,332
6,400,000		Citigroup, Inc	2.250	08/07/15	6,498
33,715,000		Citigroup, Inc	3.953	06/15/16	36,074
17,225,000		Citigroup, Inc	4.450	01/10/17	18,920
1,396,000		Citigroup, Inc	6.125	05/15/18	1,653
5,100,000		Citigroup, Inc	5.375	08/09/20	5,896
7,400,000		Citigroup, Inc	4.500	01/14/22	8,125
12,200,000		Citigroup, Inc	5.875	01/30/42	14,698
5,300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	5,626
5,950,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	6,315
45,000,000	g	Depfa ACS Bank	5.125	03/16/37	33,528
3,500,000		Deutsche Bank AG	3.875	08/18/14	3,677
5,980,000		Discover Bank	7.000	04/15/20	7,203
3,500,000		Golden West Financial Corp	4.750	10/01/12	3,500
3,775,000	g	HSBC Bank plc	3.100	05/24/16	3,978
7,350,000	g	HSBC Bank plc	4.125	08/12/20	8,094
7,000,000		HSBC Bank USA NA	4.625	04/01/14	7,341
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,979
5,250,000		HSBC Holdings plc	4.000	03/30/22	5,633
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,484
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,607
5,590,000	g	ICICI Bank Ltd	5.500	03/25/15	5,890
4,500,000	g	ICICI Bank Ltd	4.750	11/25/16	4,660
2,595,000		JPMorgan Chase & Co	5.125	09/15/14	2,784
7,220,000		JPMorgan Chase & Co	3.150	07/05/16	7,636
13,500,000		JPMorgan Chase & Co	2.000	08/15/17	13,618
32,975,000		JPMorgan Chase & Co	3.250	09/23/22	33,433
3,025,000		JPMorgan Chase & Co	5.500	10/15/40	3,577
9,125,000		JPMorgan Chase & Co	5.400	01/06/42	10,608
3,000,000	g	Korea Exchange Bank	3.125	06/26/17	3,118
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	4,232
11,825,000	g	NIBC Bank NV	2.800	12/02/14	12,337
7,800,000	g	Nordea Bank AB	4.250	09/21/22	7,752
6,225,000	g	PKO Finance AB	4.630	09/26/22	6,244
8,000,000		PNC Funding Corp	5.125	02/08/20	9,480

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,250,000		PNC Funding Corp	3.300%	03/08/22	$4,555
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,437
7,550,000	g	State Bank of India	4.125	08/01/17	7,723
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,477
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,422
495,000		Toronto-Dominion Bank	2.500	07/14/16	523
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	27,396
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,518
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	71,981
7,100,000		Union Bank NA	2.125	06/16/17	7,264
2,000,000		Union Bank of California NA	5.950	05/11/16	2,285
5,700,000		UnionBanCal Corp	3.500	06/18/22	6,028
5,000,000		US Bancorp	4.950	10/30/14	5,426
5,800,000		US Bancorp	1.650	05/15/17	5,938
5,550,000		US Bancorp	2.950	07/15/22	5,603
1,980,000		Wachovia Bank NA	4.800	11/01/14	2,129
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,578
5,000,000		Wachovia Corp	4.875	02/15/14	5,267
3,000,000		Wells Fargo & Co	4.375	01/31/13	3,040
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,710
18,075,000		Wells Fargo & Co	2.100	05/08/17	18,700
13,750,000		Wells Fargo & Co	3.500	03/08/22	14,664
5,700,000		Westpac Banking Corp	3.000	08/04/15	6,017

		TOTAL BANKS			991,242

CAPITAL GOODS - 0.7%
8,000,000		Caterpillar, Inc	1.375	05/27/14	8,118
12,050,000		Caterpillar, Inc	1.500	06/26/17	12,304
3,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	3,203
5,000,000		Danaher Corp	1.300	06/23/14	5,078
4,150,000		Danaher Corp	2.300	06/23/16	4,368
8,000,000		Deere & Co	2.600	06/08/22	8,211
4,000,000		Emerson Electric Co	4.500	05/01/13	4,094
3,300,000		General Electric Co	5.250	12/06/17	3,905
4,500,000	g	Hyva Global BV	8.625	03/24/16	4,027
4,245,000	g	Myriad International Holding BV	6.375	07/28/17	4,807
8,000,000	g	Schneider Electric S.A.	2.950	09/27/22	8,078
2,000,000		Seagate HDD Cayman	6.875	05/01/20	2,132
4,850,000		Seagate HDD Cayman	7.000	11/01/21	5,190
2,000,000		SPX Corp	6.875	09/01/17	2,235
14,125,000		United Technologies Corp	1.200	06/01/15	14,379
8,950,000		United Technologies Corp	1.800	06/01/17	9,283
5,950,000		United Technologies Corp	4.500	06/01/42	6,669

		TOTAL CAPITAL GOODS			106,081

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
6,775,000	g	ADT Corp	2.250	07/15/17	6,973
5,675,000	g	ADT Corp	3.500	07/15/22	5,896
1,750,000		Corrections Corp of America	7.750	06/01/17	1,877
6,800,000		eBay, Inc	0.700	07/15/15	6,832
10,300,000		eBay, Inc	1.350	07/15/17	10,423
3,220,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	3,456
10,290,000		Republic Services, Inc	3.800	05/15/18	11,442

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,375,000		Republic Services, Inc	3.550%	06/01/22	$5,650
5,810,000		Republic Services, Inc	6.200	03/01/40	7,286
5,000,000	g	Scientific Games International, Inc	6.250	09/01/20	5,025
7,150,000		Waste Management, Inc	2.600	09/01/16	7,505
9,040,000		Waste Management, Inc	6.125	11/30/39	11,386

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			83,751

CONSUMER DURABLES & APPAREL - 0.1%
4,450,000		DR Horton, Inc	4.375	09/15/22	4,422
3,000,000		Hanesbrands, Inc	8.000	12/15/16	3,315
3,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	3,390
9,525,000		Rio Tinto Finance USA plc	2.875	08/21/22	9,483

		TOTAL CONSUMER DURABLES & APPAREL			20,610

CONSUMER SERVICES - 0.8%
2,000,000		DineEquity, Inc	9.500	10/30/18	2,255
11,850,000		GlaxoSmithKline Capital plc	1.500	05/08/17	12,055
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,240
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	12,651
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	10,066
40,000,000		Stanford University	4.013	05/01/42	44,391
3,675,000	g	Transnet SOC Ltd	4.000	07/26/22	3,736
6,375,000		Walt Disney Co	4.500	12/15/13	6,691
9,000,000		Walt Disney Co	0.875	12/01/14	9,094

		TOTAL CONSUMER SERVICES			103,179

DIVERSIFIED FINANCIALS - 6.1%
1,500,000	g	Ajecorp BV	6.500	05/14/22	1,579
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,426
17,175,000		American Express Credit Corp	1.750	06/12/15	17,568
7,700,000		American Express Credit Corp	2.800	09/19/16	8,187
4,500,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	4,747
9,000,000	g	Bangkok Bank PCL	2.750	03/27/18	9,017
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,878
10,780,000	g	Bangkok Bank PCL	3.875	09/27/22	10,769
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,280
12,975,000		Bank of New York Mellon Corp	2.300	07/28/16	13,599
6,250,000		Bank of New York Mellon Corp	1.969	06/20/17	6,470
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,902
4,330,000	g	BBVA Bancomer S.A.	4.500	03/10/16	4,568
9,075,000	g	BBVA Bancomer S.A.	6.750	09/30/22	9,914
11,275,000		Berkshire Hathaway, Inc	1.900	01/31/17	11,674
7,250,000		BlackRock, Inc	3.500	12/10/14	7,719
15,000,000		BlackRock, Inc	1.375	06/01/15	15,283
7,000,000		BlackRock, Inc	4.250	05/24/21	7,839
5,700,000		BlackRock, Inc	3.375	06/01/22	6,037
7,300,000		Capital One Financial Corp	3.150	07/15/16	7,752
3,700,000		Countrywide Financial Corp	6.250	05/15/16	4,035
6,850,000		Credit Suisse	5.000	05/15/13	7,033
8,250,000		Credit Suisse	5.500	05/01/14	8,811
3,000,000		Credit Suisse	3.500	03/23/15	3,171
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	7,078
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,874

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,325,000		Ford Motor Credit Co LLC	5.000%	05/15/18	$7,997
12,700,000		Ford Motor Credit Co LLC	4.250	09/20/22	13,014
2,100,000		General Electric Capital Corp	2.800	01/08/13	2,113
11,950,000		General Electric Capital Corp	1.875	09/16/13	12,119
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,297
22,150,000		General Electric Capital Corp	2.300	04/27/17	22,769
40,515,000		General Electric Capital Corp	4.650	10/17/21	45,408
5,000,000		General Electric Capital Corp	6.150	08/07/37	6,127
375,000		General Electric Capital Corp	6.875	01/10/39	501
4,560,000	i	Goldman Sachs Capital II	4.000	06/01/43	3,434
3,250,000		Goldman Sachs Group, Inc	5.450	11/01/12	3,263
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	20,021
4,000,000		Goldman Sachs Group, Inc	6.150	04/01/18	4,669
4,975,000		Goldman Sachs Group, Inc	7.500	02/15/19	6,170
4,275,000		Goldman Sachs Group, Inc	5.750	01/24/22	4,924
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,205
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,321
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	11,859
8,000,000	g	Grupo Aval Ltd	4.750	09/26/22	7,880
8,465,000		HSBC Finance Corp	4.750	07/15/13	8,711
9,599,000		HSBC Finance Corp	6.676	01/15/21	11,132
1,440,000	g	Hyundai Capital America, Inc	3.750	04/06/16	1,532
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,940
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,876
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	4,031
2,325,000		International Lease Finance Corp	8.625	09/15/15	2,648
13,450,000		International Lease Finance Corp	5.750	05/15/16	14,260
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,393
10,000,000		International Lease Finance Corp	5.875	08/15/22	10,331
4,500,000	g	Inversiones CMPC S.A.	4.750	01/19/18	4,818
5,050,000	g	Inversiones CMPC S.A.	4.500	04/25/22	5,246
1,450,000		Jefferies Group, Inc	6.250	01/15/36	1,435
22,650,000		John Deere Capital Corp	0.875	04/17/15	22,808
7,500,000		John Deere Capital Corp	0.950	06/29/15	7,568
14,600,000		John Deere Capital Corp	0.700	09/04/15	14,626
7,440,000		John Deere Capital Corp	2.250	06/07/16	7,791
1,500,000		John Deere Capital Corp	1.400	03/15/17	1,532
7,550,000		John Deere Capital Corp	2.750	03/15/22	7,774
18,750,000		KFW	2.625	01/25/22	19,745
3,750,000		Korea Development Bank	3.000	09/14/22	3,754
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,903
5,745,000	g	Lukoil International Finance BV	6.125	11/09/20	6,486
4,500,000	g	Majapahit Holding BV	7.875	06/29/37	5,839
4,000,000		MBNA Corp	6.125	03/01/13	4,088
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	4,899
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	5,439
8,025,000		Merrill Lynch & Co, Inc	6.875	04/25/18	9,615
9,150,000		Morgan Stanley	2.875	01/24/14	9,272
3,925,000		Morgan Stanley	6.000	04/28/15	4,254
17,100,000		Morgan Stanley	5.375	10/15/15	18,419
7,250,000		Morgan Stanley	6.375	07/24/42	7,985
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	2,824
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	6,218

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,800,000		National Rural Utilities Cooperative Finance Corp	10.375%	11/01/18	$5,623
3,500,000	g	NongHyup Bank	2.250	09/19/17	3,498
12,750,000		Northern Trust Corp	4.625	05/01/14	13,563
6,615,000	g	Odebrecht Finance Ltd	5.125	06/26/22	7,045
2,725,000	g	Odebrecht Finance Ltd	7.125	06/26/42	3,029
9,100,000	g	Reliance Holdings USA	4.500	10/19/20	9,327
24,000,000		Royal Bank of Canada	1.200	09/19/17	24,151
3,100,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	3,425
6,350,000		State Street Corp	4.300	05/30/14	6,738
60,000,000		Tagua Leasing LLC	1.900	07/12/24	61,034
15,675,000	g	Temasek Financial I Ltd	2.375	01/23/23	15,658
54,925,000		Toyota Motor Credit Corp	0.875	07/17/15	55,193
7,650,000		Toyota Motor Credit Corp	2.050	01/12/17	7,955
4,000,000		UBS AG.	2.250	01/28/14	4,063
3,350,000	g	UBS AG.	1.875	01/23/15	3,419
3,000,000		Unilever Capital Corp	4.800	02/15/19	3,542
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,347
3,600,000	g	Waha Aerospace BV	3.925	07/28/20	3,870

		TOTAL DIVERSIFIED FINANCIALS			867,973

ENERGY - 3.3%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	9,212
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	3,063
2,145,000		Anadarko Petroleum Corp	6.450	09/15/36	2,658
3,650,000		Apache Corp	1.750	04/15/17	3,769
12,170,000		Apache Corp	4.750	04/15/43	13,906
2,150,000	g	Ashland, Inc	4.750	08/15/22	2,198
3,415,000		Baker Hughes, Inc	3.200	08/15/21	3,713
21,565,000		BP Capital Markets plc	3.200	03/11/16	23,148
12,950,000		BP Capital Markets plc	1.846	05/05/17	13,228
5,000,000		BP Capital Markets plc	3.245	05/06/22	5,291
3,690,000		Cimarex Energy Co	5.875	05/01/22	3,893
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,088
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,200
2,250,000	g	CNOOC Finance 2012 Ltd	3.875	05/02/22	2,386
9,725,000		ConocoPhillips	4.600	01/15/15	10,616
7,600,000		ConocoPhillips	6.500	02/01/39	10,937
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,163
1,825,000		Devon Energy Corp	1.875	05/15/17	1,860
8,950,000		Devon Energy Corp	3.250	05/15/22	9,312
6,800,000		Devon Energy Corp	5.600	07/15/41	8,068
3,150,000		Devon Energy Corp	4.750	05/15/42	3,375
3,601,800		Dolphin Energy Ltd	5.888	06/15/19	4,088
5,300,000	g	Dolphin Energy Ltd	5.500	12/15/21	6,129
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	5,190
3,448,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	3,689
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,716
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,170
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,370
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,259
3,425,000		Enterprise Products Operating LLC	4.050	02/15/22	3,744
3,545,000		Enterprise Products Operating LLC	6.125	10/15/39	4,261
4,105,000		Enterprise Products Operating LLC	5.950	02/01/41	4,856

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,750,000		Enterprise Products Operating LLC	5.700%	02/15/42	$2,022
7,500,000		Enterprise Products Operating LLC	4.450	02/15/43	7,418
2,325,000		EOG Resources, Inc	4.100	02/01/21	2,643
4,000,000		Gaz Capital S.A.	6.212	11/22/16	4,445
700,000		Gaz Capital S.A.	6.510	03/07/22	823
2,200,000	g	Gazprom Neft OAO	4.375	09/19/22	2,189
3,000,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	3,176
3,600,000		Hess Corp	8.125	02/15/19	4,763
1,075,000		Hess Corp	6.000	01/15/40	1,304
4,625,000		Hess Corp	5.600	02/15/41	5,365
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	2,049
1,610,000	g	Korea National Oil Corp	3.125	04/03/17	1,692
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,864
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,083
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,441
2,525,000		Newfield Exploration Co	5.625	07/01/24	2,803
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,618
7,550,000		Noble Holding International Ltd	4.900	08/01/20	8,434
4,570,000	g	Novatek Finance Ltd	6.604	02/03/21	5,341
7,444,000		Occidental Petroleum Corp	1.500	02/15/18	7,576
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	8,591
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	937
1,150,000		Pemex Project Funding Master Trust	6.625	06/15/35	1,443
1,890,000		Pemex Project Funding Master Trust	6.625	06/15/38	2,372
3,975,000	g	Pertamina Persero PT	4.875	05/03/22	4,278
3,000,000	g	Pertamina PT	5.250	05/23/21	3,311
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,200
4,500,000		Petrobras International Finance Co	7.875	03/15/19	5,652
4,450,000		Petrobras International Finance Co	6.875	01/20/40	5,571
6,050,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	6,327
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,795
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,988
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,690
5,560,000		Petroleos Mexicanos	4.875	01/24/22	6,283
20,000,000		Petroleos Mexicanos	1.950	12/20/22	20,480
10,700,000		Petroleos Mexicanos	2.000	12/20/22	10,984
6,150,000		Petroleos Mexicanos	6.500	06/02/41	7,666
2,250,000		Petroleos Mexicanos	5.500	06/27/44	2,475
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	5,089
7,400,000	g	Phillips 66	1.950	03/05/15	7,572
6,125,000	g	Phillips 66	4.300	04/01/22	6,706
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	3,177
5,650,000		Plains All American Pipeline LP	3.650	06/01/22	5,998
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,848
3,000,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	3,459
700,000		Range Resources Corp	7.250	05/01/18	740
3,335,000		Range Resources Corp	5.000	08/15/22	3,518
3,292,016		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	3,704
7,925,000	g	Schlumberger Investment S.A.	2.400	08/01/22	7,845
6,250,000		Shell International Finance BV	3.100	06/28/15	6,681
7,620,000		Shell International Finance BV	4.300	09/22/19	8,902
1,925,000		Shell International Finance BV	6.375	12/15/38	2,772
3,464,000		Southwestern Energy Co	7.500	02/01/18	4,176

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,800,000		Statoil ASA	2.900%	10/15/14	$2,938
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,209
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,230
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	4,465
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,941
2,000,000		Vale Overseas Ltd	5.625	09/15/19	2,250
3,875,000		Vale Overseas Ltd	4.375	01/11/22	4,073
2,760,000		Vale Overseas Ltd	6.875	11/21/36	3,196
4,650,000		Vale Overseas Ltd	6.875	11/10/39	5,424
3,375,000		Valero Energy Corp	4.500	02/01/15	3,637
3,325,000		Weatherford International Ltd	4.500	04/15/22	3,477
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,148
4,400,000		XTO Energy, Inc	4.625	06/15/13	4,523

		TOTAL ENERGY			479,346

FOOD & STAPLES RETAILING - 0.2%
5,690,000		CVS Caremark Corp	3.250	05/18/15	6,050
10,500,000		CVS Caremark Corp	5.750	06/01/17	12,664
795,000		CVS Caremark Corp	6.600	03/15/19	1,016
3,800,000		Delhaize Group S.A.	5.875	02/01/14	3,992
1,500,000		Ingles Markets, Inc	8.875	05/15/17	1,616
1,205,000		Kroger Co	5.000	04/15/13	1,231
3,750,000		Safeway, Inc	3.400	12/01/16	3,926
880,000		Stater Bros Holdings, Inc	7.750	04/15/15	899
900,000		Stater Bros Holdings, Inc	7.375	11/15/18	970

		TOTAL FOOD & STAPLES RETAILING			32,364

FOOD, BEVERAGE & TOBACCO - 1.3%
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,711
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,704
27,060,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	27,443
6,950,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	6,967
5,125,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	5,599
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	5,057
6,150,000		Coca-Cola Co	0.750	03/13/15	6,204
18,750,000		Coca-Cola Co	1.800	09/01/16	19,535
7,200,000		Coca-Cola Co	3.150	11/15/20	7,853
7,600,000		Coca-Cola Co	3.300	09/01/21	8,464
1,600,000		Constellation Brands, Inc	4.625	03/01/23	1,632
7,150,000		Diageo Capital plc	1.500	05/11/17	7,274
4,080,000		General Mills, Inc	5.200	03/17/15	4,525
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	5,966
6,000,000		HJ Heinz Co	1.500	03/01/17	6,090
2,530,000		Kraft Foods, Inc	6.125	02/01/18	3,089
8,750,000		Kraft Foods, Inc	5.375	02/10/20	10,556
8,105,000		Kraft Foods, Inc	6.500	02/09/40	10,978
625,000		PepsiAmericas, Inc	4.375	02/15/14	657
680,000		PepsiCo, Inc	7.900	11/01/18	922
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,087
9,475,000	g	Pernod-Ricard S.A.	4.450	01/15/22	10,446
2,900,000		Philip Morris International, Inc	4.875	05/16/13	2,980
7,425,000		Philip Morris International, Inc	6.875	03/17/14	8,112
1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,216

		TOTAL FOOD, BEVERAGE & TOBACCO			182,067

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
$3,900,000		Becton Dickinson and Co	1.750%	11/08/16	$4,036
3,750,000		Boston Scientific Corp	4.500	01/15/15	4,010
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,242
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	4,015
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,815
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,260
4,560,000		HCA, Inc	6.500	02/15/20	5,073
9,575,000		HCA, Inc	5.875	03/15/22	10,377
1,252,000		McKesson Corp	3.250	03/01/16	1,347
5,000,000		Medtronic, Inc	4.750	09/15/15	5,597
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	4,164
6,225,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	6,243
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,790
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,933
12,280,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	13,093
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,357

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			84,352

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,175,000		Clorox Co	3.800	11/15/21	7,702
2,620,000		Colgate-Palmolive Co	2.300	05/03/22	2,654
6,325,000		Ecolab, Inc	4.350	12/08/21	7,175

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			17,531

INSURANCE - 1.1%
3,825,000		ACE INA Holdings, Inc	5.875	06/15/14	4,160
2,155,000		Aetna, Inc	6.500	09/15/18	2,687
1,925,000		Aetna, Inc	6.625	06/15/36	2,508
5,375,000		Allstate Corp	7.450	05/16/19	7,036
4,375,000		American Financial Group, Inc	9.875	06/15/19	5,503
500,000		American International Group, Inc	3.650	01/15/14	515
2,325,000		CHS	5.125	08/15/18	2,412
3,750,000		Chubb Corp	6.000	05/11/37	5,079
1,390,000		CIGNA Corp	5.125	06/15/20	1,604
6,900,000		CIGNA Corp	4.500	03/15/21	7,664
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	8,014
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,837
2,800,000		Lincoln National Corp	7.000	06/15/40	3,489
5,620,000		Metlife, Inc	5.000	06/15/15	6,240
7,675,000		Metlife, Inc	6.750	06/01/16	9,186
4,500,000		Metlife, Inc	5.700	06/15/35	5,529
6,500,000		Metlife, Inc	4.125	08/13/42	6,400
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	5,743
5,000,000		Progressive Corp	3.750	08/23/21	5,556
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,124
8,050,000		Prudential Financial, Inc	7.375	06/15/19	10,180
5,000,000		Prudential Financial, Inc	6.625	06/21/40	6,241
7,000,000		Prudential Financial, Inc	6.200	11/15/40	8,361
3,650,000	i	Prudential Financial, Inc	5.875	09/15/42	3,741
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,649

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,250,000		Travelers Cos, Inc	5.800%	05/15/18	$5,228
1,500,000		Unum Group	5.625	09/15/20	1,677
1,800,000		WellPoint, Inc	5.875	06/15/17	2,141
6,750,000		WellPoint, Inc	3.125	05/15/22	6,738
2,250,000		WellPoint, Inc	5.850	01/15/36	2,608
7,850,000		WellPoint, Inc	4.625	05/15/42	7,924
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,430
2,400,000		WR Berkley Corp	5.375	09/15/20	2,642

		TOTAL INSURANCE			164,846

MATERIALS - 1.7%
3,385,000		3M Co	4.375	08/15/13	3,508
4,150,000		3M Co	5.700	03/15/37	5,713
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	4,658
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,621
1,125,000		Airgas, Inc	4.500	09/15/14	1,198
1,000,000		Airgas, Inc	7.125	10/01/18	1,079
4,000,000	g	Anglo American Capital plc	2.625	04/03/17	4,046
8,000,000	g	Anglo American Capital plc	2.625	09/27/17	8,027
2,150,000	g	Anglo American Capital plc	4.450	09/27/20	2,255
6,725,000		AngloGold Ashanti Holdings plc	5.125	08/01/22	6,848
1,860,000		ArcelorMittal	4.000	08/05/15	1,848
3,500,000		ArcelorMittal	4.750	02/25/17	3,433
6,200,000		ArcelorMittal	6.500	02/25/22	6,107
1,015,000		Ball Corp	7.125	09/01/16	1,099
355,000		Ball Corp	7.375	09/01/19	396
4,000,000		Ball Corp	5.750	05/15/21	4,310
1,365,000		Ball Corp	5.000	03/15/22	1,430
12,100,000		Barrick Gold Corp	3.850	04/01/22	12,702
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	7,806
10,100,000	g	Braskem Finance Ltd	5.375	05/02/22	10,479
3,000,000		Celanese US Holdings LLC	6.625	10/15/18	3,285
2,000,000		CF Industries, Inc	6.875	05/01/18	2,432
3,175,000		CF Industries, Inc	7.125	05/01/20	3,985
2,900,000	g	Corp Nacional del Cobre de Chile	3.000	07/17/22	2,923
1,030,000	g	Corp Nacional del Cobre de Chile	4.250	07/17/42	1,019
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,593
5,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	5,543
2,770,000		Crown Americas LLC	6.250	02/01/21	3,088
7,734,000		Dow Chemical Co	4.125	11/15/21	8,415
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,173
5,500,000		EI Du Pont de Nemours & Co	3.250	01/15/15	5,842
6,000,000		EI Du Pont de Nemours & Co	4.625	01/15/20	7,046
3,315,000	g	Fufeng Group Ltd	7.625	04/13/16	3,017
1,500,000		Graphic Packaging International, Inc	9.500	06/15/17	1,643
1,400,000		Greif, Inc	7.750	08/01/19	1,617
2,000,000		International Paper Co	4.750	02/15/22	2,271
4,250,000		International Paper Co	7.300	11/15/39	5,626
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,187
1,950,000		LyondellBasell Industries NV	6.000	11/15/21	2,223
2,125,000	g	Mexichem SAB de C.V.	4.875	09/19/22	2,157
7,650,000		Newmont Mining Corp	3.500	03/15/22	7,760
3,825,000		Newmont Mining Corp	4.875	03/15/42	3,921

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,050,000		Praxair, Inc	5.250%	11/15/14	$5,527
7,350,000		Praxair, Inc	2.450	02/15/22	7,394
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,774
3,000,000	g	Rock-Tenn Co	3.500	03/01/20	3,057
3,000,000	g	Rock-Tenn Co	4.000	03/01/23	3,048
5,000,000		Silgan Holdings, Inc	5.000	04/01/20	5,231
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,545
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,645
9,950,000		Teck Resources Ltd	3.750	02/01/23	9,843
1,940,000		Teck Resources Ltd	6.000	08/15/40	2,044
4,100,000		Teck Resources Ltd	5.200	03/01/42	3,856
7,750,000		Teck Resources Ltd	5.400	02/01/43	7,562
5,450,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	5,839

		TOTAL MATERIALS			244,694

MEDIA - 1.4%
1,000,000		AMC Entertainment, Inc	8.750	06/01/19	1,102
3,850,000		CBS Corp	1.950	07/01/17	3,946
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,141
1,388,000		Cinemark USA, Inc	8.625	06/15/19	1,541
1,011,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	1,047
11,250,000		Comcast Corp	4.650	07/15/42	12,033
7,000,000		DIRECTV Holdings LLC	2.400	03/15/17	7,187
15,250,000		DIRECTV Holdings LLC	3.800	03/15/22	15,693
4,700,000		DIRECTV Holdings LLC	5.150	03/15/42	4,782
8,725,000		Discovery Communications LLC	3.300	05/15/22	9,063
5,075,000		Discovery Communications LLC	4.950	05/15/42	5,529
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,934
2,160,000		Lamar Media Corp	7.875	04/15/18	2,387
1,850,000		Lamar Media Corp	5.875	02/01/22	1,970
11,930,000		NBC Universal Media LLC	4.375	04/01/21	13,528
12,500,000		NBC Universal Media LLC	2.875	01/15/23	12,477
12,675,000		NBC Universal Media LLC	4.450	01/15/43	12,632
1,274,000		News America, Inc	7.250	05/18/18	1,613
2,105,000		News America, Inc	7.625	11/30/28	2,708
1,578,000		News America, Inc	6.550	03/15/33	1,852
3,575,000		News America, Inc	6.650	11/15/37	4,536
3,800,000		News America, Inc	6.900	08/15/39	4,931
3,315,000		Nielsen Finance LLC	7.750	10/15/18	3,738
2,800,000	g,h	Nielsen Finance LLC	4.500	10/01/20	2,783
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,859
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	12,986
9,850,000		Time Warner Cable, Inc	4.500	09/15/42	9,823
3,000,000		Time Warner, Inc	3.150	07/15/15	3,202
3,825,000		Time Warner, Inc	6.500	11/15/36	4,853
5,000,000		Time Warner, Inc	5.375	10/15/41	5,691
5,525,000		Time Warner, Inc	4.900	06/15/42	6,062
4,850,000		Viacom, Inc	1.250	02/27/15	4,901
5,400,000		Viacom, Inc	2.500	12/15/16	5,688
3,000,000		Viacom, Inc	3.500	04/01/17	3,279

		TOTAL MEDIA			194,497

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
$3,975,000		Abbott Laboratories	5.300%	05/27/40	$5,139
6,500,000	g	Aristotle Holding, Inc	2.100	02/12/15	6,668
6,850,000	g	Aristotle Holding, Inc	3.900	02/15/22	7,463
5,450,000		Johnson & Johnson	2.150	05/15/16	5,743
4,000,000		Johnson & Johnson	5.850	07/15/38	5,668
3,140,000		Life Technologies Corp	3.500	01/15/16	3,305
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,696
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,391
7,750,000		Merck & Co, Inc	3.875	01/15/21	8,831
2,150,000		Merck & Co, Inc	3.600	09/15/42	2,159
1,750,000		NBTY, Inc	9.000	10/01/18	1,947
3,750,000		Novartis Capital Corp	4.125	02/10/14	3,937
15,775,000		Novartis Capital Corp	2.900	04/24/15	16,753
2,750,000		Novartis Capital Corp	3.700	09/21/42	2,843
8,750,000		Sanofi-Aventis S.A.	2.625	03/29/16	9,260
3,225,000		Schering-Plough Corp	6.550	09/15/37	4,772
3,450,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	3,488
5,700,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	5,773

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			101,836

REAL ESTATE - 0.7%
1,485,000		AMB Property LP	7.625	08/15/14	1,630
2,310,000		AMB Property LP	4.500	08/15/17	2,486
3,750,000		Boston Properties LP	3.850	02/01/23	3,950
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,142
1,525,000		Brandywine Operating Partnership LP	7.500	05/15/15	1,725
7,000,000		Brandywine Operating Partnership LP	4.950	04/15/18	7,520
3,965,000		Camden Property Trust	4.625	06/15/21	4,451
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,545
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,460
3,800,000		Duke Realty LP	3.875	10/15/22	3,864
255,000		Federal Realty Investment Trust	5.650	06/01/16	288
700,000		Federal Realty Investment Trust	5.900	04/01/20	833
2,225,000		Federal Realty Investment Trust	3.000	08/01/22	2,214
6,450,000		Health Care REIT, Inc	3.625	03/15/16	6,808
4,700,000		Health Care REIT, Inc	4.125	04/01/19	5,004
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,055
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,756
1,400,000		Host Hotels & Resorts LP	4.750	03/01/23	1,451
1,925,000		Kilroy Realty Corp	5.000	11/03/15	2,090
3,250,000		Kilroy Realty LP	4.800	07/15/18	3,592
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,542
1,700,000		National Retail Properties, Inc	3.800	10/15/22	1,734
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	917
2,325,000		Regency Centers LP	5.250	08/01/15	2,535
225,000		Regency Centers LP	5.875	06/15/17	260
800,000		Simon Property Group LP	5.250	12/01/16	917
4,150,000		Simon Property Group LP	2.800	01/30/17	4,369
3,040,000		Simon Property Group LP	10.350	04/01/19	4,375
6,900,000		Simon Property Group LP	3.375	03/15/22	7,245
1,750,000	g,i	USB Realty Corp	1.602	12/30/49	1,453
1,360,000		Ventas Realty LP	3.125	11/30/15	1,417
3,750,000		Ventas Realty LP	4.000	04/30/19	4,006
1,850,000		Ventas Realty LP	4.250	03/01/22	1,967

		TOTAL REAL ESTATE			102,601

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

RETAILING - 0.6%
$3,000,000		AmeriGas Partners LP	6.250%	08/20/19	$3,120
2,000,000		Asbury Automotive Group, Inc	7.625	03/15/17	2,070
2,500,000		AutoNation, Inc	5.500	02/01/20	2,669
3,900,000		Home Depot, Inc	4.400	04/01/21	4,612
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,575
3,855,000		Limited Brands, Inc	5.625	02/15/22	4,154
15,062,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	17,585
6,750,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	7,277
4,565,000		O’Reilly Automotive, Inc	4.625	09/15/21	4,977
1,050,000		O’Reilly Automotive, Inc	3.800	09/01/22	1,088
3,000,000	g	QVC, Inc	7.125	04/15/17	3,166
2,000,000	g	QVC, Inc	7.500	10/01/19	2,213
2,475,000	g	QVC, Inc	5.125	07/02/22	2,621
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	905
3,450,000		Wal-Mart Stores, Inc	3.250	10/25/20	3,795
3,675,000		Wal-Mart Stores, Inc	5.000	10/25/40	4,456
12,000,000		Wal-Mart Stores, Inc	5.625	04/15/41	16,008

		TOTAL RETAILING			84,291

SOFTWARE & SERVICES - 1.0%
5,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	5,162
14,200,000		International Business Machines Corp	0.550	02/06/15	14,237
88,000,000		International Business Machines Corp	0.750	05/11/15	88,573
4,030,000		International Business Machines Corp	1.950	07/22/16	4,209
9,050,000		International Business Machines Corp	1.250	02/06/17	9,199
3,655,000		Microsoft Corp	0.875	09/27/13	3,679
8,825,000		Microsoft Corp	1.625	09/25/15	9,156
3,925,000		Oracle Corp	3.750	07/08/14	4,157
3,100,000		Oracle Corp	5.750	04/15/18	3,847
3,750,000		Oracle Corp	3.875	07/15/20	4,293
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,072

		TOTAL SOFTWARE & SERVICES			147,584

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
4,000,000		Amphenol Corp	4.750	11/15/14	4,292
1,000,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,080
5,250,000		Hewlett-Packard Co	2.350	03/15/15	5,350
14,000,000		International Business Machines Corp	1.875	08/01/22	13,628
3,500,000		Jabil Circuit, Inc	5.625	12/15/20	3,745
1,080,000		L-3 Communications Corp	6.375	10/15/15	1,092
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,229
3,600,000		Xerox Corp	8.250	05/15/14	3,993
10,275,000		Xerox Corp	4.500	05/15/21	10,918

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			46,327

TELECOMMUNICATION SERVICES - 1.6%
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,986
6,310,000		America Movil SAB de C.V.	5.000	03/30/20	7,388
10,400,000		America Movil SAB de C.V.	3.125	07/16/22	10,717

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,825,000		America Movil SAB de C.V.	4.375%	07/16/42	$6,041
3,575,000		American Tower Corp	4.700	03/15/22	3,922
2,500,000		AT&T, Inc	2.500	08/15/15	2,627
20,750,000		AT&T, Inc	2.950	05/15/16	22,297
5,000,000		AT&T, Inc	3.000	02/15/22	5,286
2,000,000		AT&T, Inc	6.150	09/15/34	2,544
11,500,000		AT&T, Inc	6.300	01/15/38	15,096
4,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	5,043
13,125,000		BellSouth Corp	5.200	09/15/14	14,256
1,975,000		BellSouth Corp	6.550	06/15/34	2,387
13,850,000		Cellco Partnership	8.500	11/15/18	19,405
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,091
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	6,016
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,897
3,100,000	g	Globo Comunicacao e Participacoes S.A.	4.875	04/11/22	3,360
12,070,000	g	Oi S.A.	5.750	02/10/22	12,643
3,000,000		Qwest Communications International, Inc	7.125	04/01/18	3,184
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,262
3,075,000		Telecom Italia Capital S.A.	6.175	06/18/14	3,236
4,825,000		Telecom Italia Capital S.A.	6.999	06/04/18	5,320
4,275,000		Telecom Italia Capital S.A.	7.175	06/18/19	4,713
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,045
3,775,000		Telefonica Emisiones SAU	5.462	02/16/21	3,700
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	5,331
5,125,000		Verizon Communications, Inc	5.250	04/15/13	5,258
1,250,000		Verizon Communications, Inc	6.100	04/15/18	1,562
2,905,000		Verizon Communications, Inc	8.750	11/01/18	4,056
3,100,000		Verizon Communications, Inc	8.950	03/01/39	5,402
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	6,620
4,500,000	g	Vimpelcom Holdings	7.504	03/01/22	4,719
1,862,000		Virgin Media Finance plc	9.500	08/15/16	2,062
5,000,000		Virgin Media Finance plc	5.250	02/15/22	5,250
5,400,000		Virgin Media Secured Finance plc	5.250	01/15/21	6,265
735,000		Windstream Corp	8.125	09/01/18	794

		TOTAL TELECOMMUNICATION SERVICES			229,781

TRANSPORTATION - 0.7%
5,730,000	g	Asciano Finance	5.000	04/07/18	6,154
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,826
2,840,000		Bristow Group, Inc	7.500	09/15/17	2,958
5,000,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	5,350
7,650,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	7,907
3,475,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	4,016
4,325,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	4,570
5,750,000	g	DP World Ltd	6.850	07/02/37	6,196
2,325,000		Embraer Overseas Ltd	6.375	01/15/20	2,662
5,650,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	6,772
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,870
2,800,000		Norfolk Southern Corp	5.750	04/01/18	3,369
6,750,000		Norfolk Southern Corp	3.000	04/01/22	7,006
1,833,000	g	Norfolk Southern Corp	2.903	02/15/23	1,860
391,000		Norfolk Southern Corp	5.590	05/17/25	484
3,500,000	g	Transnet Ltd	4.500	02/10/16	3,718

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,578,000		Union Pacific Corp	4.163%	07/15/22	$6,357
5,500,000		Union Pacific Corp	4.750	09/15/41	6,201
7,750,000		United Parcel Service, Inc	3.125	01/15/21	8,365
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,953

		TOTAL TRANSPORTATION			93,594

UTILITIES - 2.8%
3,630,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	4,197
2,500,000		AES Corp	7.750	03/01/14	2,688
4,300,000		AES El Salvador Trust	6.750	02/01/16	4,322
2,250,000		AGL Capital Corp	5.250	08/15/19	2,649
2,000,000		AGL Capital Corp	6.000	10/01/34	2,600
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,840
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,929
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,343
2,000,000	g	Calpine Corp	7.500	02/15/21	2,160
4,500,000		Carolina Power & Light Co	5.125	09/15/13	4,700
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,737
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,408
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	4,161
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,578
4,500,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	5,006
7,000,000	g	CEZ AS.	4.250	04/03/22	7,453
4,630,000	g	CEZ AS.	5.625	04/03/42	5,157
3,075,000	g	China Resources Gas Group Ltd	4.500	04/05/22	3,334
2,500,000		CMS Energy Corp	5.050	02/15/18	2,810
2,500,000	g	Colbun S.A.	6.000	01/21/20	2,807
5,860,000	g	Comision Federal de Electricidad	4.875	05/26/21	6,549
2,075,000	g	Comision Federal de Electricidad	5.750	02/14/42	2,308
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,466
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,509
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,304
3,500,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	4,658
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,599
3,750,000		Detroit Edison Co	3.950	06/15/42	3,914
4,000,000		Dominion Resources, Inc	4.050	09/15/42	4,115
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	7,564
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,614
2,000,000		Florida Power Corp	6.400	06/15/38	2,752
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,629
3,000,000		Georgia Power Co	5.400	06/01/40	3,690
2,000,000		Georgia Power Co	4.300	03/15/42	2,133
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	6,236
3,855,000	g	Instituto Costarricense de Electricidad	6.950	11/10/21	4,279
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,975
3,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	3,618
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,276
3,650,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	3,913
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,746
8,430,000	g	KMG Finance Sub BV	6.375	04/09/21	10,121
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,934
7,150,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	8,117
3,280,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	3,256

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		LG&E and KU Energy LLC	3.750%	11/15/20	$5,200
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	7,457
4,000,000		National Fuel Gas Co	5.250	03/01/13	4,072
2,800,000		Nevada Power Co	6.500	08/01/18	3,567
3,500,000		Nevada Power Co	6.650	04/01/36	4,827
3,335,000		Nevada Power Co	5.450	05/15/41	4,144
2,850,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	3,039
8,400,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,180
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,874
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	7,210
3,500,000		Pacific Gas & Electric Co	4.450	04/15/42	3,825
2,750,000		PacifiCorp	6.000	01/15/39	3,713
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	5,016
8,050,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	9,006
6,750,000		PG&E Corp	5.750	04/01/14	7,231
750,000		Potomac Electric Power Co	7.900	12/15/38	1,228
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,381
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,120
1,750,000		PPL Electric Utilities Corp	5.200	07/15/41	2,189
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,846
2,000,000		Public Service Co of Colorado	7.875	10/01/12	2,000
4,625,000		Public Service Co of Colorado	3.200	11/15/20	5,062
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	10,234
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	3,195
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,510
2,940,000		QEP Resources, Inc	5.375	10/01/22	3,043
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,412
2,000,000		Sabine Pass LNG LP	7.250	11/30/13	2,130
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,571
3,100,000		San Diego Gas & Electric Co	3.950	11/15/41	3,297
3,000,000		Sempra Energy	2.300	04/01/17	3,140
4,000,000		Sempra Energy	6.000	10/15/39	5,183
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	2,040
2,325,000		Tampa Electric Co	4.100	06/15/42	2,420
2,600,000		Veolia Environnement	5.250	06/03/13	2,664
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	4,581
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,899
3,000,000		Williams Partners LP	3.800	02/15/15	3,181
5,075,000		Williams Partners LP	4.000	11/15/21	5,462
8,300,000		Williams Partners LP	3.350	08/15/22	8,484
6,200,000		Williams Partners LP	6.300	04/15/40	7,761
14,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	14,734
4,000,000		Xcel Energy, Inc	4.800	09/15/41	4,609

		TOTAL UTILITIES			402,891

		TOTAL CORPORATE BONDS			4,791,842

		(Cost $4,463,788)

GOVERNMENT BONDS - 60.0%

AGENCY SECURITIES - 5.1%
19,641,824		AMAL Ltd	3.465	08/21/21	21,375
4,682,033		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,460

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$35,000,000		Citigroup Funding, Inc	1.875%	10/22/12	$35,033
12,000,000		Citigroup Funding, Inc	2.250	12/10/12	12,048
26,000,000	g,j	FDIC Structured Sale Guarantee (FDIC)	0.000	10/25/12	25,999
9,750,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	9,839
15,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	15,182
55,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	55,154
20,000,000		FHLMC	3.000	07/28/14	20,963
9,755		FHLMC	5.750	12/15/18	10
10,000,000		Federal National Mortgage Association (FNMA)	3.625	02/12/13	10,125
19,600,000		FNMA	1.250	08/20/13	19,775
24,500,000		FNMA	2.750	02/05/14	25,347
23,500,000		FNMA	3.000	09/16/14	24,768
35,000,000		FNMA	2.625	11/20/14	36,747
7,000,000		General Electric Capital Corp	2.625	12/28/12	7,043
54,875,000		GMAC, Inc	1.750	10/30/12	54,943
21,800,000		GMAC, Inc	2.200	12/19/12	21,896
30,000,000		Lutheran Medical Center	1.982	02/20/30	29,700
2,103,685		National Credit Union Administration	1.840	10/07/20	2,140
996,680		Overseas Private Investment Corp	3.420	01/15/15	1,020
19,088,610		Premier Aircraft Leasing	3.576	02/06/22	20,945
25,000,000		Private Export Funding Corp (PEFCO)	3.550	04/15/13	25,453
10,000,000		PEFCO	3.050	10/15/14	10,530
7,000,000		PEFCO	4.550	05/15/15	7,764
15,000,000		PEFCO	2.125	07/15/16	15,830
50,000,000		PEFCO	1.375	02/15/17	51,025
17,000,000		PEFCO	5.450	09/15/17	20,735
10,000,000		PEFCO	2.250	12/15/17	10,684
5,000,000		PEFCO	4.375	03/15/19	6,010
17,300,000		PEFCO	1.450	08/15/19	17,445
35,000,000		PEFCO	4.300	12/15/21	42,033
3,152,344		Totem Ocean Trailer Express, Inc	4.514	12/18/19	3,427
62,753,000		Tunisia Government AID Bonds	1.686	07/16/19	62,517
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	3,510

		TOTAL AGENCY SECURITIES			732,475

FOREIGN GOVERNMENT BONDS - 5.5%
4,300,000	g	Barbados Government International Bond	7.000	08/04/22	4,354
4,210,000		Brazilian Government International Bond	5.875	01/15/19	5,241
12,024,000		Brazilian Government International Bond	4.875	01/22/21	14,369
825,000		Brazilian Government International Bond	7.125	01/20/37	1,244
4,500,000		Brazilian Government International Bond	5.625	01/07/41	5,760
12,200,000		Canada Government International Bond	2.375	09/10/14	12,700
25,275,000		Canada Government International Bond	0.875	02/14/17	25,568
3,630,000		Chile Government International Bond	3.875	08/05/20	4,111
2,675,000		Colombia Government International Bond	4.375	07/12/21	3,080
4,500,000		Colombia Government International Bond	6.125	01/18/41	6,098
3,350,000	g	Croatia Government International Bond	6.375	03/24/21	3,716
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,550
5,208,000		Eksportfinans ASA	2.000	09/15/15	4,869
4,000,000	g	El Salvador Government International Bond	7.625	02/01/41	4,460
5,690,000	g	Eskom Holdings Ltd	5.750	01/26/21	6,487
32,500,000		European Investment Bank	1.125	04/15/15	33,004
3,500,000		European Investment Bank	4.875	02/15/36	4,154

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$15,350,000		Export Development Canada	2.250%	05/28/15	$16,131
1,900,000		Export-Import Bank of Korea	5.125	06/29/20	2,222
4,200,000		Export-Import Bank of Korea	4.375	09/15/21	4,707
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,581
800,000	g	Guatemala Government Bond	5.750	06/06/22	888
2,810,000		Hungary Government International Bond	6.375	03/29/21	3,060
40,200,000		Hydro Quebec	1.375	06/19/17	40,791
1,660,000	g	Indonesia Government International Bond	3.750	04/25/22	1,755
10,075,000		Israel Government International Bond	4.000	06/30/22	10,700
4,400,000		Italy Government International Bond	5.375	06/12/17	4,610
1,610,000		Italy Government International Bond	6.875	09/27/23	1,777
15,230,000	g	Kommunalbanken AS.	1.375	06/08/17	15,518
3,670,000	g	Korea Housing Finance Corp	3.500	12/15/16	3,896
5,000,000	g	Lithuania Government International Bond	5.125	09/14/17	5,575
3,060,000	g	Lithuania Government International Bond	6.625	02/01/22	3,794
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,169
4,500,000		Mexico Government International Bond	3.625	03/15/22	4,907
2,900,000		Mexico Government International Bond	6.750	09/27/34	4,130
5,000,000		Mexico Government International Bond	6.050	01/11/40	6,663
4,000,000		Mexico Government International Bond	4.750	03/08/44	4,450
3,600,000	g	Namibia International Bonds	5.500	11/03/21	4,023
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,406
10,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	10,339
2,000,000		Panama Government International Bond	5.200	01/30/20	2,403
2,450,000		Panama Government International Bond	6.700	01/26/36	3,442
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,325
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,758
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,841
1,000,000		Philippine Government International Bond	5.500	03/30/26	1,254
2,000,000		Philippine Government International Bond	5.000	01/13/37	2,375
6,350,000		Poland Government International Bond	6.375	07/15/19	7,842
10,667,000		Poland Government International Bond	5.125	04/21/21	12,427
4,280,000		Poland Government International Bond	5.000	03/23/22	4,965
4,635,000		Poland Government International Bond	3.000	03/17/23	4,555
25,000,000	g	Province of Alberta Canada	1.000	06/21/17	25,313
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,725
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,449
3,000,000		Province of Manitoba Canada	2.125	04/22/13	3,031
20,000,000		Province of Manitoba Canada	1.375	04/28/14	20,326
20,750,000		Province of Manitoba Canada	1.750	05/30/19	21,238
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	21,643
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,620
27,400,000		Province of Ontario Canada	4.100	06/16/14	29,137
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,666
35,525,000		Province of Ontario Canada	2.700	06/16/15	37,583
24,000,000		Province of Ontario Canada	2.300	05/10/16	25,344
10,000,000		Province of Ontario Canada	4.000	10/07/19	11,580
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,642
8,835,000		Province of Quebec Canada	4.625	05/14/18	10,439
22,500,000		Province of Quebec Canada	3.500	07/29/20	25,155
20,000,000		Province of Quebec Canada	2.750	08/25/21	20,939
6,000,000		Province of Quebec Canada	7.500	09/15/29	9,286
2,500,000	g	Qatar Government International Bond	4.500	01/20/22	2,825

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$920,000	g	Republic of Ghana	8.500%	10/04/17	$1,081
4,230,000	g	Republic of Indonesia	4.875	05/05/21	4,843
2,500,000	g	Republic of Indonesia	5.250	01/17/42	2,847
1,070,000	g	Republic of Serbia	7.250	09/28/21	1,132
3,333,334		Republic of Serbia	6.750	11/01/24	3,267
4,500,000		Republic of Turkey	7.500	07/14/17	5,400
1,650,000		Republic of Turkey	6.000	01/14/41	1,904
3,425,000	g	Republic of Zambia	5.375	09/20/22	3,442
4,200,000	g	Romanian Government International Bond	6.750	02/07/22	4,725
3,900,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	4,105
3,900,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	4,104
3,375,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,873
2,230,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	2,489
3,670,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	4,404
2,300,000	g	Slovakia Government International Bond	4.375	05/21/22	2,420
4,502,000		South Africa Government International Bond	6.875	05/27/19	5,667
3,500,000		South Africa Government International Bond	5.500	03/09/20	4,156
3,775,000		South Africa Government International Bond	4.665	01/17/24	4,237
1,600,000		South Africa Government International Bond	6.250	03/08/41	2,113
3,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	4,024
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,772
1,600,000	g	Sri Lanka Government International Bond	5.875	07/25/22	1,724
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,960
3,650,000		Turkey Government International Bond	5.125	03/25/22	4,020
2,180,000		United Mexican States	5.875	02/17/14	2,316
3,500,000		United Mexican States	5.950	03/19/19	4,340
500,000		United Mexican States	5.125	01/15/20	598
4,500,000		Uruguay Government International Bond	6.875	09/28/25	6,120

		TOTAL FOREIGN GOVERNMENT BONDS			791,068

MORTGAGE BACKED - 30.0%
3,668,037	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	3,872
5,139,558	i	FHLMC	2.853	07/01/36	5,530
2,665,037	i	FHLMC	2.561	09/01/36	2,841
3,333,660	i	FHLMC	2.620	09/01/36	3,541
2,792,519	i	FHLMC	2.653	09/01/36	3,017
3,017,807	i	FHLMC	2.794	09/01/36	3,205
3,575,810	i	FHLMC	5.745	02/01/37	3,876
7,568,857	i	FHLMC	2.848	03/01/37	8,131
4,125,470	i	FHLMC	5.937	04/01/37	4,504
229,478	i	FHLMC	5.856	05/01/37	249
3,549,636	i	FHLMC	2.759	06/01/37	3,812
3,499,038	i	FHLMC	3.405	08/01/37	3,763
2,781,063	i	FHLMC	2.239	09/01/37	2,963
27,846,680	i	FHLMC (interest only)	6.339	09/15/41	6,770
29,014		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	07/01/13	30
484,170		FGLMC	6.500	12/01/16	521
3,315,086		FGLMC	5.000	09/01/18	3,587
1,719,387		FGLMC	4.500	10/01/18	1,890
1,183,170		FGLMC	4.500	11/01/18	1,300
1,284,344		FGLMC	5.500	01/01/19	1,408
440,609		FGLMC	4.000	06/01/19	470
1,665,466		FGLMC	4.500	01/01/20	1,790

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,495,254		FGLMC	4.500%	07/01/20	$1,638
994,114		FGLMC	4.500	08/01/20	1,068
179,808		FGLMC	7.000	10/01/20	210
4,571,833		FGLMC	4.500	06/01/21	4,921
13,226,613		FGLMC	4.500	06/01/21	14,236
1,728,261		FGLMC	5.000	04/01/23	1,864
34,119		FGLMC	7.000	05/01/23	40
431,416		FGLMC	6.000	10/01/23	476
344,517		FGLMC	6.000	11/01/23	380
6,480,731		FGLMC	4.000	07/01/24	6,899
2,084,708		FGLMC	4.500	09/01/24	2,237
33,000,000	h	FGLMC	5.000	10/15/27	35,552
80,834		FGLMC	8.000	01/01/31	100
85,832		FGLMC	7.000	12/01/31	101
138,702		FGLMC	7.000	12/01/31	164
82,605		FGLMC	7.000	12/01/31	98
6,375		FGLMC	7.000	01/01/32	8
347,700		FGLMC	8.000	02/01/32	431
3,129,501		FGLMC	4.500	07/01/33	3,374
1,695,850		FGLMC	5.500	11/01/33	1,896
7,622,143		FGLMC	5.500	12/01/33	8,383
3,265,865		FGLMC	5.500	12/01/33	3,658
14,026,436		FGLMC	7.000	12/01/33	16,678
24,054,484		FGLMC	5.000	01/01/34	26,321
6,143,333		FGLMC	5.000	05/01/34	6,676
3,312,363		FGLMC	6.000	09/01/34	3,675
9,796,483		FGLMC	4.500	10/01/34	10,561
816,025		FGLMC	5.500	12/01/34	901
4,344,997		FGLMC	4.500	04/01/35	4,684
1,021,579		FGLMC	6.000	05/01/35	1,140
1,375,854		FGLMC	6.000	05/01/35	1,532
1,526,976		FGLMC	6.000	05/01/35	1,703
1,244,470		FGLMC	6.000	05/01/35	1,394
1,991,393		FGLMC	6.000	05/01/35	2,213
3,095,611		FGLMC	6.000	05/01/35	3,436
5,710,413		FGLMC	7.000	05/01/35	6,790
9,861,597		FGLMC	5.500	06/01/35	10,822
1,110,626		FGLMC	5.500	06/01/35	1,218
2,765,737		FGLMC	5.500	06/01/35	3,034
1,357,386		FGLMC	5.500	06/01/35	1,489
2,370,741		FGLMC	6.000	06/01/35	2,639
6,228,985		FGLMC	4.500	08/01/35	6,710
641,963		FGLMC	5.000	10/01/35	699
431,880		FGLMC	6.500	11/01/35	490
492,325		FGLMC	6.000	01/01/36	542
1,787,510		FGLMC	5.000	02/01/36	1,946
740,817		FGLMC	5.500	04/01/36	816
393,917		FGLMC	6.500	05/01/36	449
5,117,953		FGLMC	6.500	10/01/36	5,832
8,107,415		FGLMC	5.500	04/01/37	8,843
11,435,244		FGLMC	5.500	05/01/37	12,473
5,204,094		FGLMC	6.000	08/01/37	5,783
2,203,536		FGLMC	6.000	09/01/37	2,449

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,491,019		FGLMC	6.500%	11/01/37	$3,980
9,300,041		FGLMC	5.000	04/01/38	10,269
6,050,856		FGLMC	6.000	11/01/38	6,652
7,808,013		FGLMC	4.500	05/01/39	8,399
11,506,953		FGLMC	4.000	06/01/39	12,375
6,072,320		FGLMC	5.000	07/01/39	6,584
9,316,054		FGLMC	6.000	07/01/39	10,393
20,652,967		FGLMC	4.500	11/01/40	23,172
23,128,924		FGLMC	4.500	12/01/40	25,784
32,000,000	h	FGLMC	3.500	10/15/42	34,310
33,000,000	h	FGLMC	4.000	10/15/42	35,470
143,000,000	h	FGLMC	4.500	10/15/42	153,792
85,000,000	h	FGLMC	5.000	10/15/42	92,119
16,210		Federal National Mortgage Association (FNMA)	5.000	06/01/13	17
2,540,745		FNMA	4.440	07/01/13	2,572
2,710,812		FNMA	4.757	10/01/13	2,783
1,178,172		FNMA	4.791	02/01/14	1,214
5,046,615		FNMA	4.440	04/01/14	5,246
1,424,890		FNMA	4.564	01/01/15	1,498
121,741		FNMA	7.500	02/01/15	129
382,538		FNMA	7.500	04/01/15	406
290,724		FNMA	7.500	04/01/15	309
26,593		FNMA	6.500	03/01/16	30
12,080		FNMA	6.500	04/01/16	14
216,159		FNMA	6.500	10/01/16	232
205,682		FNMA	6.500	11/01/16	221
1,925,333		FNMA	5.000	12/01/17	2,099
528,777		FNMA	6.500	02/01/18	577
1,498,168		FNMA	5.500	03/01/18	1,638
3,705,531		FNMA	5.500	04/01/18	4,052
332,549		FNMA	5.500	04/01/18	364
583,584		FNMA	6.500	04/01/18	636
140,845		FNMA	5.500	05/01/18	154
6,547,172		FNMA	4.500	12/01/18	7,237
163,783		FNMA	6.000	01/01/19	181
45,876		FNMA	6.000	02/01/19	51
3,810,859		FNMA	5.000	04/01/19	4,155
1,732,262		FNMA	4.500	06/01/19	1,875
2,440,047		FNMA	5.000	03/01/20	2,661
1,680,829		FNMA	5.500	07/01/20	1,839
861,518		FNMA	4.500	11/01/20	932
2,381,523		FNMA	5.000	12/01/20	2,597
3,928,567		FNMA	5.000	03/01/21	4,284
2,321,399		FNMA	5.500	08/01/21	2,534
1,722,364		FNMA	4.500	03/01/23	1,860
91,592		FNMA	8.000	03/01/23	105
3,227,041		FNMA	4.500	06/01/23	3,484
2,540,991		FNMA	5.000	07/01/23	2,761
4,355,569		FNMA	5.000	07/01/23	4,732
2,064,692		FNMA	5.000	12/01/23	2,288
636,164		FNMA	5.500	02/01/24	704
4,172,000		FNMA	4.000	05/01/24	4,465
1,245,146		FNMA	5.500	07/01/24	1,378

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$212,008		FNMA	8.000%	07/01/24	$254
2,255,400		FNMA	4.500	08/01/24	2,435
1,664,237		FNMA	5.500	08/01/24	1,842
11,203,949		FNMA	4.000	09/01/24	11,991
5,303,900		FNMA	5.000	10/01/25	5,845
48,834		FNMA	9.000	11/01/25	60
11,638,493		FNMA	3.000	05/01/27	12,521
53,000,000	h	FNMA	2.500	10/25/27	55,700
25,000,000	h	FNMA	3.000	10/25/27	26,500
6,000,000	h	FNMA	4.000	10/25/27	6,416
22,000,000	h	FNMA	4.500	10/25/27	23,736
3,204,960		FNMA	6.500	07/01/32	3,706
237,666		FNMA	7.000	07/01/32	285
247,621		FNMA	7.000	07/01/32	297
3,661,716		FNMA	5.500	01/01/33	4,064
2,256,745		FNMA	6.000	01/01/33	2,528
592,436		FNMA	5.000	02/01/33	651
4,583,615		FNMA	4.500	03/25/33	4,791
2,105,745		FNMA	4.500	08/01/33	2,290
2,644,993		FNMA	5.000	08/01/33	2,907
3,625,270		FNMA	4.500	10/01/33	3,943
247,300		FNMA	5.000	10/01/33	272
2,544,555		FNMA	5.000	10/01/33	2,796
593,838		FNMA	5.000	10/01/33	653
17,343,266		FNMA	5.000	11/01/33	19,060
387,278		FNMA	5.000	11/01/33	432
4,762,926		FNMA	5.000	11/01/33	5,271
4,966,446		FNMA	5.000	11/01/33	5,659
1,489,377		FNMA	5.500	12/01/33	1,653
4,181,590		FNMA	5.500	12/01/33	4,788
401,687		FNMA	5.500	12/01/33	448
953,042		FNMA	5.000	03/01/34	1,047
833,751		FNMA	5.000	03/01/34	916
2,429,841		FNMA	5.000	03/01/34	2,670
730,542		FNMA	5.000	03/01/34	803
6,218,342		FNMA	5.000	03/01/34	6,834
3,554,989		FNMA	5.500	03/01/34	4,048
6,752,503		FNMA	5.000	04/01/34	7,380
22,823,154		FNMA	5.000	08/01/34	24,973
3,996,842		FNMA	6.000	08/01/34	4,524
1,308,962		FNMA	5.500	09/01/34	1,485
1,630,710		FNMA	5.500	09/01/34	1,850
1,546,704		FNMA	5.500	10/01/34	1,761
1,203,053		FNMA	5.500	10/01/34	1,365
1,537,953		FNMA	6.000	12/01/34	1,735
2,114,740		FNMA	5.500	01/01/35	2,340
25,682,654		FNMA	5.500	02/01/35	28,501
2,412,158		FNMA	5.500	04/01/35	2,747
2,585,434		FNMA	6.000	04/01/35	2,906
6,055,110		FNMA	4.500	05/01/35	6,585
10,103,248		FNMA	5.500	05/01/35	11,155
3,417,692		FNMA	6.000	05/01/35	3,841
513,002		FNMA	5.500	06/01/35	584

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$266,599		FNMA	5.500%	06/01/35	$294
1,513,245		FNMA	5.500	06/01/35	1,676
3,052,874		FNMA	5.500	06/01/35	3,371
1,167,342		FNMA	5.500	06/01/35	1,288
111,127		FNMA	7.500	06/01/35	124
1,373,353		FNMA	5.500	07/01/35	1,516
1,629,250		FNMA	6.000	07/01/35	1,829
3,352,269		FNMA	4.500	08/01/35	3,634
5,431,762		FNMA	5.000	08/01/35	5,947
6,067,768		FNMA	5.500	09/01/35	6,910
5,259,684		FNMA	5.000	10/01/35	5,758
2,853,576		FNMA	5.500	11/01/35	3,147
3,266,748	i	FNMA	2.703	02/01/36	3,504
5,317,732		FNMA	5.000	02/01/36	5,823
10,733,170		FNMA	6.000	03/01/36	11,880
1,656,807	i	FNMA	2.760	07/01/36	1,778
2,786,866		FNMA	6.500	09/01/36	3,162
3,739,893		FNMA	6.000	12/01/36	4,139
4,450,160		FNMA	6.500	03/01/37	5,055
141,662		FNMA	6.500	03/01/37	161
3,272,883		FNMA	7.000	04/01/37	3,908
1,689,716		FNMA	6.500	08/01/37	1,917
5,080,308		FNMA	6.500	08/01/37	5,759
3,081,622		FNMA	6.000	09/01/37	3,493
2,972,157		FNMA	6.000	09/01/37	3,360
2,203,898		FNMA	6.000	09/01/37	2,498
3,989,022		FNMA	6.000	09/01/37	4,521
4,055,593		FNMA	6.500	09/01/37	4,621
2,474,798		FNMA	6.500	09/01/37	2,820
434,675		FNMA	6.500	09/01/37	491
4,864,372		FNMA	6.500	09/01/37	5,543
4,282,608		FNMA	6.500	09/01/37	4,837
6,766,724	i	FNMA	4.589	10/01/37	7,278
1,600,629		FNMA	7.000	11/01/37	1,911
372,928		FNMA	6.500	01/01/38	425
88,212		FNMA	6.500	02/01/38	100
608,198		FNMA	6.500	03/01/38	693
300,067		FNMA	6.500	03/01/38	342
2,154,109		FNMA	6.500	03/01/38	2,456
8,486,149		FNMA	6.000	07/01/38	9,393
3,058,897	i	FNMA	4.916	10/01/38	3,293
15,248,625		FNMA	6.000	10/01/38	16,877
4,990,564		FNMA	4.500	01/01/39	5,403
3,915,142		FNMA	5.500	01/01/39	4,293
3,533,340		FNMA	6.000	01/01/39	3,903
4,507,337		FNMA	6.000	01/01/39	4,979
6,710,640		FNMA	4.500	02/01/39	7,266
9,757,844		FNMA	4.500	02/01/39	10,565
3,676,252		FNMA	5.500	02/01/39	4,031
8,238,205		FNMA	4.000	04/01/39	9,170
6,399,782		FNMA	4.500	05/01/39	6,929
8,330,061		FNMA	4.500	08/01/39	9,019
14,464,538		FNMA	5.500	08/01/39	16,296

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$31,000,000		FNMA	4.000%	02/25/40	$33,910
56,172,554		FNMA	4.500	09/01/40	60,994
31,223,044		FNMA	4.500	09/01/40	33,903
14,345,928		FNMA	4.000	11/01/40	15,476
26,405,689		FNMA	4.500	11/01/40	29,151
23,420,165		FNMA	4.000	02/01/41	25,265
141,000,000	h	FNMA	3.000	10/25/42	148,843
253,000,000	h	FNMA	3.500	10/25/42	271,342
387,000,000	h	FNMA	4.000	10/25/42	416,932
178,000,000	h	FNMA	4.500	10/25/42	192,657
277,000,000	h	FNMA	5.000	10/25/42	302,146
309,000,000	h	FNMA	5.500	10/25/42	338,741
166,000,000	h	FNMA	6.000	10/25/42	183,274
25,000,000	h	FNMA	6.500	10/25/42	28,102
15,015		Government National Mortgage Association (GNMA)	9.000	06/15/16	17
3,388		GNMA	9.000	09/15/16	3
4,884		GNMA	9.000	09/15/16	5
9,686		GNMA	9.000	11/15/16	10
6,838		GNMA	9.000	12/15/16	7
3,007		GNMA	9.000	12/15/16	3
59,167		GNMA	9.500	12/15/16	66
30,849		GNMA	8.000	06/15/24	37
44,176		GNMA	8.500	11/20/30	55
65,084		GNMA	8.500	12/20/30	82
2,315,869		GNMA	5.500	07/15/33	2,593
1,078,602		GNMA	5.500	11/20/33	1,212
4,055,493		GNMA	5.500	03/20/35	4,551
2,245,430		GNMA	5.500	12/20/35	2,516
1,400,149		GNMA	6.000	10/20/36	1,586
1,448,943		GNMA	6.000	01/20/37	1,642
4,123,268		GNMA	6.000	02/20/37	4,672
3,959,806		GNMA	6.000	12/15/37	4,479
4,707,307		GNMA	5.000	04/15/38	5,191
5,928,267		GNMA	5.500	07/15/38	6,596
6,036,052		GNMA	5.500	07/20/38	6,732
1,998,791		GNMA	6.000	08/15/38	2,260
1,992,939		GNMA	6.000	08/20/38	2,253
2,777,912		GNMA	6.500	11/20/38	3,202
9,175,451		GNMA	4.500	03/15/39	10,110
8,488,101		GNMA	4.500	05/15/39	9,352
5,803,786		GNMA	5.000	06/15/39	6,438
4,956,601		GNMA	5.000	06/15/39	5,498
12,154,889		GNMA	4.500	07/20/39	13,447
3,656,079		GNMA	5.000	07/20/39	4,041
4,356,253		GNMA	4.000	08/15/39	4,814
1,620,721		GNMA	4.000	11/20/39	1,707
109,000,000	h	GNMA	3.500	10/15/42	119,440
161,000,000	h	GNMA	4.000	10/15/42	177,502
43,000,000	h	GNMA	4.500	10/15/42	47,199
102,000,000	h	GNMA	5.000	10/15/42	112,455
48,000,000	h	GNMA	5.500	10/15/42	53,398
40,000,000	h	GNMA	6.000	10/15/42	45,194
121,000,000	h	GNMA	4.500	10/20/42	133,497

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$50,000,000	h	GNMA	5.000%	10/20/42	$55,227
7,829,407		GNMA	6.500	01/15/44	8,523

		TOTAL MORTGAGE BACKED			4,317,933

MUNICIPAL BONDS - 1.6%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,174
15,000,000		City of New York NY	2.450	04/01/19	15,413
10,000,000		City of New York NY	2.650	04/01/20	10,285
13,000,000		Grant County Public Utility District No 2	5.630	01/01/27	16,204
2,000,000		Permanent University Fund	1.439	07/01/17	2,023
2,625,000		Permanent University Fund	1.730	07/01/18	2,655
4,720,000		Permanent University Fund	1.880	07/01/19	4,787
2,320,000		Permanent University Fund	2.258	07/01/20	2,357
2,160,000		Permanent University Fund	2.408	07/01/21	2,190
2,750,000		Permanent University Fund	2.508	07/01/22	2,780
2,855,000		Permanent University Fund	2.608	07/01/23	2,881
3,250,000		Permanent University Fund	2.708	07/01/24	3,279
2,335,000		Permanent University Fund	2.808	07/01/25	2,357
3,775,000		Permanent University Fund	2.908	07/01/26	3,813
4,000,000		Permanent University Fund	3.008	07/01/27	4,043
18,535,000		Permanent University Fund	3.575	07/01/32	18,699
9,000,000		State of California	5.450	04/01/15	9,932
11,370,000		State of California	5.950	04/01/16	13,003
16,100,000		State of California	7.625	03/01/40	21,905
2,915,000		State of Georgia	1.750	07/01/19	2,966
3,060,000		State of Georgia	2.000	07/01/20	3,119
3,215,000		State of Georgia	2.150	07/01/21	3,271
3,905,000		State of Georgia	2.750	07/01/25	3,934
4,100,000		State of Georgia	2.850	07/01/26	4,124
4,305,000		State of Georgia	2.950	07/01/27	4,330
4,520,000		State of Georgia	3.050	07/01/28	4,546
4,100,000		State of Illinois	1.560	06/15/17	4,133
4,500,000		State of Illinois	1.998	06/15/18	4,556
6,780,000		State of Illinois	2.298	06/15/19	6,899
4,220,000		State of Illinois	2.681	06/15/20	4,331
16,210,000		State of Illinois	2.781	06/15/21	16,484
4,325,000		State of Illinois	2.931	06/15/22	4,387
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	15,846

		TOTAL MUNICIPAL BONDS			223,706

U.S. TREASURY SECURITIES - 17.8%
209,872,000		United States Treasury Bond	8.000	11/15/21	328,728
22,000,000		United States Treasury Bond	6.375	08/15/27	33,756
49,175,000		United States Treasury Bond	5.250	02/15/29	68,968
197,561,000		United States Treasury Bond	5.375	02/15/31	285,753
677,000		United States Treasury Bond	4.500	02/15/36	903
111,855,000		United States Treasury Bond	3.500	02/15/39	128,406
26,135,000		United States Treasury Bond	4.375	05/15/41	34,629
31,834,000		United States Treasury Bond	3.750	08/15/41	38,062
423,000		United States Treasury Bond	3.125	11/15/41	451
73,806,000		United States Treasury Bond	3.000	05/15/42	76,528
18,100,000		United States Treasury Bond	2.750	08/15/42	17,800
62,500,000	d	United States Treasury Note	1.375	11/15/12	62,595

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$24,690,000		United States Treasury Note	0.625%	01/31/13	$24,731
1,575,000		United States Treasury Note	0.125	08/31/13	1,574
25,195,000		United States Treasury Note	3.125	08/31/13	25,869
54,829,000		United States Treasury Note	3.125	09/30/13	56,429
3,835,000		United States Treasury Note	0.500	10/15/13	3,847
2,230,000		United States Treasury Note	0.250	10/31/13	2,231
62,337,000		United States Treasury Note	2.750	10/31/13	64,049
68,179,000		United States Treasury Note	2.000	11/30/13	69,596
45,365,000		United States Treasury Note	0.125	12/31/13	45,317
15,000,000		United States Treasury Note	0.250	02/28/14	15,007
6,050,000		United States Treasury Note	0.250	05/31/14	6,052
36,250,000		United States Treasury Note	0.250	06/30/14	36,257
13,200,000		United States Treasury Note	0.250	08/31/14	13,203
5,000,000		United States Treasury Note	0.250	09/30/14	5,001
19,897,000		United States Treasury Note	2.500	04/30/15	21,029
79,421,000		United States Treasury Note	2.125	05/31/15	83,262
12,717,000		United States Treasury Note	1.875	06/30/15	13,265
15,952,000		United States Treasury Note	1.750	07/31/15	16,600
371,110,000		United States Treasury Note	0.250	08/15/15	370,530
100,000,000		United States Treasury Note	0.250	09/15/15	99,828
18,485,000		United States Treasury Note	1.250	10/31/15	19,003
9,800,000		United States Treasury Note	2.375	03/31/16	10,476
68,903,000		United States Treasury Note	1.000	10/31/16	70,351
10,000,000		United States Treasury Note	3.125	10/31/16	11,071
60,480,000		United States Treasury Note	0.875	11/30/16	61,458
5,944,400		United States Treasury Note	0.625	05/31/17	5,959
82,351,500		United States Treasury Note	0.625	08/31/17	82,403
92,420,000		United States Treasury Note	2.375	05/31/18	100,629
17,100,000	l	United States Treasury Note	2.250	07/31/18	18,511
35,365,000		United States Treasury Note	1.750	10/31/18	37,266
5,625,000		United States Treasury Note	1.375	02/28/19	5,785
5,550,000		United States Treasury Note	1.000	06/30/19	5,549
80,000,000		United States Treasury Note	1.000	08/31/19	79,800
319,500		United States Treasury Note	2.625	11/15/20	353
2,155,900		United States Treasury Note	1.625	08/15/22	2,154

		TOTAL U.S. TREASURY SECURITIES			2,561,024

		TOTAL GOVERNMENT BONDS			8,626,206

		(Cost $8,248,038)

STRUCTURED ASSETS - 4.6%

ASSET BACKED - 2.6%
90,000,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	93,226
		Series - 2012 1 (Class A2)
31,170,000		AEP Texas Central Transition Funding LLC	2.845	03/01/26	33,309
		Series - 2012 1 (Class A3)
28,000,000		AmeriCredit Automobile Receivables Trust	0.710	12/08/15	28,064
		Series - 2012 3 (Class A2)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
4,798,701	i	Bear Stearns Asset Backed Securities Trust	0.587	11/25/39	4,518
		Series - 2005 SD3 (Class 2A1)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$32,710,000		CenterPoint Energy Transition Bond Co LLC	3.028%	10/15/25	$35,533
		Series - 2012 1 (Class A3)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	533
		Series - 2004 2 (Class 1M2)
2,380,087		CIT Group Home Equity Loan Trust	6.200	02/25/30	2,373
		Series - 2002 1 (Class AF6)
1,008,915		Citicorp Mortgage Securities, Inc	5.706	07/25/36	1,008
		Series - 2006 1 (Class A3)
732,357	i	Countrywide Asset-Backed Certificates	0.627	05/25/36	714
		Series - 2004 AB2 (Class A3)
2,257,958	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	2,259
		Series - 2006 15 (Class A2)
2,517,267	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	2,427
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	6,287
		Series - 2011 LC1A (Class C)
9,925,000	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	11,064
		Series - 2012 1A (Class A2)
8,968,197	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	8,609
		Series - 2007 1A (Class AF3)
2,725,000		Ford Credit Auto Owner Trust	3.210	07/15/17	2,840
		Series - 2011 A (Class D)
22,000,000	g	Hyundai Auto Lease Securitization Trust 2011-A	0.680	01/15/15	22,045
		Series - 2012 A (Class A2)
18,695,663		Lehman XS Trust	6.500	06/25/46	11,423
		Series - 2006 13 (Class 2A1)
1,816,068	i	Long Beach Mortgage Loan Trust	0.967	02/25/35	1,794
		Series - 2005 1 (Class M1)
2,705,684	i	Park Place Securities, Inc	1.162	09/25/34	2,581
		Series - 2004 WHQ1 (Class M1)
39,659	i	Renaissance Home Equity Loan Trust	0.657	08/25/33	35
		Series - 2003 2 (Class A)
8,025,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	3,978
		Series - 2006 3 (Class AF3)
362,833	i	Residential Asset Securities Corp	6.489	10/25/30	344
		Series - 2001 KS2 (Class AI6)
2,254,054	i	Residential Asset Securities Corp	0.647	04/25/35	2,202
		Series - 2005 KS3 (Class M3)
11,283,849		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	11,235
		Series - 2006 HI5 (Class A3)
2,927,823		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	2,666
		Series - 2005 HI1 (Class A5)
3,715,953		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	3,844
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,502
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	348
		Series - 2006 HI1 (Class M2)
30,000,000		Santander Drive Auto Receivables Trust	0.790	08/17/15	30,093
		Series - 2012 4 (Class A2)
2,027,490	i	Securitized Asset Backed Receivables LLC	0.517	10/25/35	1,948
		Series - 2006 OP1 (Class A2C)
3,480,000	g	SLM Student Loan Trust	3.740	02/15/29	3,719
		Series - 2011 B (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,633,978	i	Soundview Home Equity Loan Trust	0.517%	11/25/35	$4,484
		Series - 2005 OPT3 (Class A4)
256,182	i	Soundview Home Equity Loan Trust	0.327	10/25/36	256
		Series - 2006 EQ1 (Class A2)
1,254,897	i	Structured Asset Investment Loan Trust	0.617	05/25/35	1,244
		Series - 2005 4 (Class M1)
5,113,846	i	Structured Asset Investment Loan Trust	0.497	12/25/35	5,073
		Series - 2005 10 (Class A5)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	9,767
		Series - 2010 VNO (Class C)
1,099,776	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	1,023
		Series - 2006 N1 (Class N1)
2,297,222	g,i	Wachovia Loan Trust	0.577	05/25/35	1,891
		Series - 2005 SD1 (Class A)
2,231,229	i	Wells Fargo Home Equity Trust	0.357	07/25/36	2,202
		Series - 2006 2 (Class A3)
5,000,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	5,570
		Series - 2010 A (Class B)
5,000,000		World Omni Automobile Lease Securitization Trust	0.710	01/15/15	5,010
		Series - 2012 A (Class A2)

		TOTAL ASSET BACKED			370,041

OTHER MORTGAGE BACKED - 2.0%
1,315,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	1,466
		Series - 2006 4 (Class AM)
9,773,000	i	Banc of America Commercial Mortgage, Inc	5.803	04/10/49	11,375
		Series - 2007 2 (Class A4)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	7,560
		Series - 2006 PW13 (Class AM)
6,375,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	7,142
		Series - 2006 T24 (Class AM)
1,224,375		Citicorp Mortgage Securities, Inc	5.750	11/25/36	1,240
		Series - 2006 6 (Class A2)
1,023,592		Citicorp Mortgage Securities, Inc	6.000	05/25/37	1,022
		Series - 2007 4 (Class 1A7)
188,665	g,i	Citigroup Commercial Mortgage Trust	0.361	04/15/22	185
		Series - 2007 FL3A (Class A2)
1,900,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	1,947
		Series - 2012 GC8 (Class A2)
9,330,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	10,242
		Series - 2007 C9 (Class AM)
5,008,359		Countrywide Alternative Loan Trust	5.500	08/25/16	5,317
		Series - 2004 30CB (Class 1A15)
4,087,942		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	4,169
		Series - 2005 6 (Class 1A10)
1,612,013		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	1,621
		Series - 2005 12 (Class 1A5)
483,348		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	484
		Series - 2005 J3 (Class 1A1)
3,186,693	g,i	Credit Suisse Mortgage Capital Certificates	0.401	04/15/22	3,013
		Series - 2007 TF2A (Class A1)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	13,160
		Series - 2006 OMA (Class D)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$14,450,000	g	Credit Suisse Mortgage Capital Certificates	5.383%	02/15/40	$14,591
		Series - 2009 RR1 (Class A3C)
3,700,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	3,751
		Series - 2003 C3 (Class B)
2,590,000	g	GS Mortgage Securities Corp II	1.000	06/05/31	2,725
		Series - 2012 SHOP (Class A)
8,900,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	9,360
		Series - 2012 SHOP (Class A)
7,780,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	8,403
		Series - 2012 ALOH (Class A)
5,952,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	6,104
		Series - 2012 GSMS (Class C)
4,670,000	g,i	GS Mortgage Securities Corp II	5.402	12/10/43	5,119
		Series - 2010 C2 (Class C)
5,910,000	g,i	GS Mortgage Securities Corp II	5.402	12/10/43	6,810
		Series - 2010 C2 (Class B)
1,280,000	g,i	HVB Mortgage Capital Corp	2.278	09/10/22	1,280
		Series - 2003 FL1A (Class J)
3,540,721	i	Irwin Home Equity Corp	0.597	02/25/34	2,885
		Series - 2005 A (Class A3)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	6,883
		Series - 2011 C4 (Class C)
4,695,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	5,360
		Series - 2006 LDP9 (Class A3)
1,400,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.003	06/15/49	1,620
		Series - 2007 LD11 (Class A4)
819,620	i	JP Morgan Mortgage Trust	4.281	04/25/35	835
		Series - 2005 A2 (Class 5A1)
1,218,764		MASTER Asset Securitization Trust	5.000	05/25/35	1,223
		Series - 2005 1 (Class 2A5)
3,729,128	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	4,099
		Series - 2005 CIP1 (Class AM)
12,565,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	14,349
		Series - 2006 4 (Class A3)
13,200,000	i	Morgan Stanley Capital I	5.447	02/12/44	15,235
		Series - 2007 HQ11 (Class A4)
3,550,000	g,i	Morgan Stanley Capital I	5.421	09/15/47	3,734
		Series - 2011 C1 (Class D)
6,560,000	g,i	Morgan Stanley Capital I	5.421	09/15/47	7,254
		Series - 2011 C1 (Class C)
3,075,000	i	Morgan Stanley Capital I	5.544	11/12/49	3,296
		Series - 2007 T25 (Class AM)
1,144,417	i	Nomura Asset Securities Corp	7.328	03/15/30	1,153
		Series - 1998 D6 (Class A2)
3,203,947		Residential Accredit Loans, Inc	4.350	03/25/34	3,296
		Series - 2004 QS4 (Class A1)
14,043,030	i	Residential Accredit Loans, Inc	0.407	05/25/46	9,169
		Series - 2006 QO5 (Class 2A1)
3,900,000		RFMSI Trust	5.500	03/25/35	4,095
		Series - 2005 S2 (Class A6)
4,498,116	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	4,531
		Series - 2012 1A (Class A)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,626,234	g,i	Springleaf Mortgage Loan Trust	2.220%	10/25/57	$4,646
		Series - 0 2A (Class A)
595,538	i	Structured Adjustable Rate Mortgage Loan Trust	0.977	03/25/35	596
		Series - 2005 6XS (Class A3)
1,515,221		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	1,533
		Series - 2007 C30 (Class A3)
25,390,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	28,739
		Series - 2007 C30 (Class A5)
7,595,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	8,481
		Series - 2007 C31 (Class A5)
3,660,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	3,953
		Series - 2006 C29 (Class AM)
6,125,000	i	Wachovia Bank Commercial Mortgage Trust	6.122	02/15/51	7,220
		Series - 2007 C33 (Class A4)
6,565,000	i	Wachovia Bank Commercial Mortgage Trust	6.122	02/15/51	7,664
		Series - 2007 C33 (Class A5)
466,569		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	467
		Series - 2005 2 (Class 1A1)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,457
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			285,859

		TOTAL STRUCTURED ASSETS			655,900

		(Cost $628,550)

		TOTAL BONDS			14,073,948

		(Cost $13,340,376)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597	*	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	400
1,527,061	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	1,329

		TOTAL BANKS			1,729

		TOTAL PREFERRED STOCKS			1,729

		(Cost $49,942)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 21.8%
GOVERNMENT AGENCY DEBT - 0.8%
$41,760,000	d	Federal Home Loan Bank (FHLB)	0.110	10/17/12	41,758
73,700,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.130	12/04/12	73,695

		TOTAL GOVERNMENT AGENCY DEBT			115,453

TREASURY DEBT - 21.0%
174,420,000	d	United States Treasury Bill	0.080-0.104	10/11/12	174,416
620,375,000	d	United States Treasury Bill	0.080-0.133	10/18/12	620,349
145,800,000	d	United States Treasury Bill	0.113	11/01/12	145,786
66,000,000	d	United States Treasury Bill	0.090	11/08/12	65,994
200,000,000	d	United States Treasury Bill	0.113	11/15/12	199,972
2,270,000		United States Treasury Bill	0.075	11/29/12	2,270

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$117,900,000	d	United States Treasury Bill	0.090-0.098%	12/06/12	$117,883
400,000,000	d	United States Treasury Bill	0.090-0.121	12/13/12	399,933
193,500,000	d	United States Treasury Bill	0.112-0.120	12/20/12	193,465
87,900,000	d	United States Treasury Bill	0.068-0.128	01/17/13	87,880
184,600,000	d	United States Treasury Bill	0.105-0.110	01/24/13	184,554
100,000,000	d	United States Treasury Bill	0.131	01/31/13	99,969
64,470,000	d	United States Treasury Bill	0.092-0.126	02/07/13	64,446
237,500,000	d	United States Treasury Bill	0.116-0.121	02/14/13	237,403
50,000,000		United States Treasury Bill	0.118	02/21/13	49,978
166,000,000	d	United States Treasury Bill	0.110	02/28/13	165,913
200,000,000	d	United States Treasury Bill	0.135	03/07/13	199,887

		TOTAL TREASURY DEBT			3,010,098

		TOTAL SHORT-TERM INVESTMENTS			3,125,551

		(Cost $3,125,461)

		TOTAL INVESTMENTS - 119.9%			17,213,234
		(Cost $16,527,763)
		OTHER ASSETS & LIABILITIES, NET - (19.9)%			(2,855,853)

		NET ASSETS - 100.0%			$14,357,381

		Abbreviation(s):
REIT		Real Estate Investment Trust

*		Non-income producing.
^		Amount represents less than $1,000.
d		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2012 the aggregate value of these securities amounted to $1,412,420,000 or 9.8% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon rate reflects the rate at period end.
j		Zero coupon
l		All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.
m		Indicates a security that has been deemed illiquid.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 99.3%

U.S. TREASURY SECURITIES - 99.3%
	k	United States Treasury Inflation Indexed Bonds
$32,436,068		1.875%, 07/15/13	$33,391
353,822,093		2.000%, 01/15/14	369,412
239,581,593		1.250%, 04/15/14	249,090
334,472,461		2.000%, 07/15/14	356,736
303,487,237		1.625%, 01/15/15	325,277
296,872,992		0.500%, 04/15/15	311,902
286,941,312		1.875%, 07/15/15	315,613
274,105,157		2.000%, 01/15/16	307,255
445,717,200		0.125%, 04/15/16	472,356
277,472,783		2.500%, 07/15/16	322,150
257,343,329		2.375%, 01/15/17	301,836
284,406,691		0.125%, 04/15/17	306,382
211,144,770		2.625%, 07/15/17	255,139
234,095,783		1.625%, 01/15/18	273,910
220,575,000		1.375%, 07/15/18	258,555
218,232,175		2.125%, 01/15/19	267,795
230,705,750		1.875%, 07/15/19	283,408
260,959,776		1.375%, 01/15/20	312,234
287,470,205		1.250%, 07/15/20	343,684
398,465,247		1.125%, 01/15/21	471,714
402,354,448		0.625%, 07/15/21	460,602
289,494,694		0.125%, 01/15/22	316,001
213,212,480		0.125%, 07/15/22	232,985
381,979,887		2.375%, 01/15/25	518,478
273,383,675		2.000%, 01/15/26	359,200
217,796,121		2.375%, 01/15/27	300,627
218,620,635		1.750%, 01/15/28	283,063
257,851,154		3.625%, 04/15/28	409,278
207,987,535		2.500%, 01/15/29	297,503
288,344,662		3.875%, 04/15/29	478,675
82,946,808		3.375%, 04/15/32	137,718
167,115,306		2.125%, 02/15/40	243,910
222,744,496		2.125%, 02/15/41	327,208
179,979,675		0.750%, 02/15/42	195,545

		TOTAL U.S. TREASURY SECURITIES	10,698,632

		TOTAL GOVERNMENT BONDS
		(Cost $9,078,441)	10,698,632

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)

SHORT-TERM INVESTMENTS - 0.3%

TREASURY DEBT - 0.3%
	United States Treasury Bill
$3,180,000	0.080%, 12/13/12	$3,179
15,000,000	0.047%, 11/15/12	14,999
11,500,000	0.050%-0.074%, 10/18/12	11,500

	TOTAL TREASURY DEBT	29,678

	TOTAL SHORT-TERM INVESTMENTS	29,678

	(Cost $29,678)
	TOTAL INVESTMENTS - 99.6%	10,728,310
	(Cost $9,108,119)
	OTHER ASSETS AND LIABILITIES, NET - 0.4%	42,714

	NET ASSETS - 100.0%	$10,771,024

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 37.6%

CORPORATE BONDS - 12.8%

AUTOMOBILES & COMPONENTS - 0.1%
$2,350,000		BorgWarner, Inc	4.625%	09/15/20	$2,612
4,750,000	e	Johnson Controls, Inc	2.600	12/01/16	4,989
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,698

		TOTAL AUTOMOBILES & COMPONENTS			11,299

BANKS - 2.3%
5,000,000	g	Bank of Montreal	2.625	01/25/16	5,329
6,120,000	g	Bank of Nova Scotia	1.450	07/26/13	6,176
14,090,000	e,g	Bank of Nova Scotia	1.650	10/29/15	14,551
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	10,324
5,000,000		BB&T Corp	3.375	09/25/13	5,136
19,500,000		BB&T Corp	2.150	03/22/17	20,238
7,375,000		BB&T Corp	1.600	08/15/17	7,508
19,500,000		BB&T Corp	3.950	03/22/22	21,195
4,000,000	e,g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,253
14,750,000	e,g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	15,207
9,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	9,054
7,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,493
5,000,000		Capital One Bank USA NA	8.800	07/15/19	6,599
3,500,000		Capital One Capital V	8.875	05/15/40	3,559
8,800,000	g	Depfa ACS Bank	5.125	03/16/37	6,557
2,375,000		Discover Bank	7.000	04/15/20	2,861
8,750,000		First Horizon National Corp	5.375	12/15/15	9,573
10,400,000		Manufacturers & Traders Trust Co	6.625	12/04/17	12,528
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,631
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,050
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	5,097
5,000,000		PNC Funding Corp	3.625	02/08/15	5,312
4,750,000		PNC Funding Corp	2.700	09/19/16	5,064
5,000,000		PNC Funding Corp	5.125	02/08/20	5,925
6,744,000	e	SVB Financial Group	5.375	09/15/20	7,671
11,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	11,372
3,000,000		US Bancorp	4.950	10/30/14	3,256
5,000,000	e	US Bancorp	2.875	11/20/14	5,248
14,500,000		US Bancorp	1.650	05/15/17	14,844
6,300,000		US Bancorp	3.000	03/15/22	6,595
4,200,000		US Bancorp	2.950	07/15/22	4,240
3,750,000	i	US Bank NA	0.735	10/14/14	3,741

		TOTAL BANKS			257,187

CAPITAL GOODS - 0.4%
5,000,000		Danaher Corp	1.300	06/23/14	5,078

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		Danaher Corp	2.300%	06/23/16	$5,262
1,800,000		Deere & Co	5.375	10/16/29	2,307
4,340,000		Deere & Co	8.100	05/15/30	6,685
6,000,000		Fluor Corp	3.375	09/15/21	6,376
3,150,000		Masco Corp	7.125	03/15/20	3,586
5,155,000		Pall Corp	5.000	06/15/20	5,891
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,501
5,000,000		Timken Co	6.000	09/15/14	5,392

		TOTAL CAPITAL GOODS			44,078

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,675,000	g	ADT Corp	2.250	07/15/17	2,753
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,291
4,750,000		Waste Management, Inc	2.600	09/01/16	4,986
2,730,000		Waste Management, Inc	4.600	03/01/21	3,110

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			16,140

CONSUMER DURABLES & APPAREL - 0.1%
1,100,000		Whirlpool Corp	8.600	05/01/14	1,223
9,500,000		Whirlpool Corp	4.700	06/01/22	9,807

		TOTAL CONSUMER DURABLES & APPAREL			11,030

CONSUMER SERVICES - 0.3%
2,000,000		American National Red Cross	5.392	11/15/12	2,002
4,000,000		American National Red Cross	5.567	11/15/17	4,278
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,325
1,250,000		McDonald’s Corp	5.000	02/01/19	1,477
7,550,000		Nature Conservancy	6.300	07/01/19	9,260
5,145,000		Salvation Army	5.637	09/01/26	5,857

		TOTAL CONSUMER SERVICES			28,199

DIVERSIFIED FINANCIALS - 1.8%
1,675,000		American Express Co	7.000	03/19/18	2,120
9,500,000		American Express Credit Corp	2.375	03/24/17	9,993
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,283
4,750,000		Bank of New York Mellon Corp	1.200	02/20/15	4,814
5,000,000	e	Bank of New York Mellon Corp	2.950	06/18/15	5,311
6,750,000		Bank of New York Mellon Corp	2.300	07/28/16	7,075
5,450,000		Bank of New York Mellon Corp	1.969	06/20/17	5,641
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,179
4,750,000	i	Berkshire Hathaway, Inc	1.135	08/15/14	4,808
4,750,000		Berkshire Hathaway, Inc	2.200	08/15/16	4,991
7,275,000		Berkshire Hathaway, Inc	1.900	01/31/17	7,533
2,850,000		BlackRock, Inc	1.375	06/01/15	2,904
5,000,000		BlackRock, Inc	4.250	05/24/21	5,599
4,750,000	i	Capital One Financial Corp	1.605	07/15/14	4,783
6,500,000		Capital One Financial Corp	2.125	07/15/14	6,632
9,500,000		Capital One Financial Corp	2.150	03/23/15	9,741
7,250,000		Capital One Financial Corp	3.150	07/15/16	7,699
5,000,000		Ford Motor Credit Co LLC	3.875	01/15/15	5,225
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,608
8,600,000		Ford Motor Credit Co LLC	5.000	05/15/18	9,389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,000,000		Ford Motor Credit Co LLC	4.250%	09/20/22	$4,099
9,750,000	g	Harley-Davidson Financial Services, Inc	2.700	03/15/17	10,093
5,000,000		John Deere Capital Corp	1.250	12/02/14	5,078
9,475,000		John Deere Capital Corp	0.875	04/17/15	9,541
7,000,000	e	John Deere Capital Corp	0.700	09/04/15	7,013
4,155,000		John Deere Capital Corp	2.250	06/07/16	4,351
10,000,000	e	KFW	2.625	01/25/22	10,530
6,100,000		Northern Trust Corp	4.625	05/01/14	6,489
16,000,000		Royal Bank of Canada	1.200	09/19/17	16,101
3,000,000		State Street Corp	4.300	05/30/14	3,183

		TOTAL DIVERSIFIED FINANCIALS			195,806

ENERGY - 1.0%
4,450,000		Apache Corp	1.750	04/15/17	4,595
10,000,000		Apache Corp	3.250	04/15/22	10,750
10,000,000		Apache Corp	4.750	04/15/43	11,427
4,145,000		Continental Resources, Inc	5.000	09/15/22	4,321
4,475,000		Devon Energy Corp	1.875	05/15/17	4,562
2,500,000		Devon Energy Corp	6.300	01/15/19	3,104
6,000,000		Devon Energy Corp	4.750	05/15/42	6,429
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,281
3,000,000	e	EOG Resources, Inc	4.100	02/01/21	3,410
8,075,000		EOG Resources, Inc	2.625	03/15/23	8,162
4,750,000		EQT Corp	4.875	11/15/21	4,995
2,500,000		Hess Corp	8.125	02/15/19	3,308
3,000,000		Hess Corp	6.000	01/15/40	3,640
2,000,000		Hess Corp	5.600	02/15/41	2,320
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,848
2,975,000		Newfield Exploration Co	5.625	07/01/24	3,302
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,237
2,825,000		Noble Holding International Ltd	2.500	03/15/17	2,914
2,150,000		Noble Holding International Ltd	3.950	03/15/22	2,256
5,725,000	g	Southwestern Energy Co	4.100	03/15/22	6,076
6,175,000		Weatherford International Ltd	4.500	04/15/22	6,458
7,000,000		Weatherford International Ltd	5.950	04/15/42	7,364

		TOTAL ENERGY			109,759

FOOD & STAPLES RETAILING - 0.1%
4,750,000		Kroger Co	2.200	01/15/17	4,865
7,250,000		Safeway, Inc	3.400	12/01/16	7,591

		TOTAL FOOD & STAPLES RETAILING			12,456

FOOD, BEVERAGE & TOBACCO - 0.4%
6,500,000	i	Campbell Soup Co	0.743	08/01/14	6,530
5,900,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	5,933
7,650,000		HJ Heinz Co	2.000	09/12/16	7,940
1,600,000	g	HJ Heinz Finance Co	7.125	08/01/39	2,214
5,000,000		Kellogg Co	1.875	11/17/16	5,164
2,500,000		Kellogg Co	4.150	11/15/19	2,839
4,900,000		Kellogg Co	4.000	12/15/20	5,493
5,000,000		Kraft Foods, Inc	2.625	05/08/13	5,058
5,000,000		PepsiCo, Inc	2.500	05/10/16	5,277
428,000		PepsiCo, Inc	7.900	11/01/18	580

		TOTAL FOOD, BEVERAGE & TOBACCO			47,028

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
$9,500,000		Baxter International, Inc	2.400%	08/15/22	$9,568
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,741
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,714
4,750,000		Becton Dickinson and Co	1.750	11/08/16	4,916
3,500,000		Medtronic, Inc	4.750	09/15/15	3,918
2,500,000		Medtronic, Inc	6.500	03/15/39	3,638
5,000,000		Providence Health & Services	5.050	10/01/14	5,422

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			34,917

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
3,750,000		Clorox Co	3.800	11/15/21	4,026
4,500,000		Colgate-Palmolive Co	2.300	05/03/22	4,559
2,250,000		Ecolab, Inc	4.350	12/08/21	2,553

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			11,138

INSURANCE - 0.3%
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	3,974
2,000,000		Markel Corp	6.800	02/15/13	2,038
2,500,000		Markel Corp	7.125	09/30/19	3,008
7,000,000		Markel Corp	4.900	07/01/22	7,396
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	2,610
3,100,000		Progressive Corp	3.750	08/23/21	3,444
10,450,000	i	Prudential Financial, Inc	5.875	09/15/42	10,712
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,493

		TOTAL INSURANCE			35,675

MATERIALS - 0.7%
2,500,000		3M Co	6.375	02/15/28	3,393
3,335,000		Air Products & Chemicals, Inc	4.375	08/21/19	3,833
4,750,000		Air Products & Chemicals, Inc	3.000	11/03/21	5,006
6,817,000	e	Alcoa, Inc	5.400	04/15/21	7,155
1,000,000		Ball Corp	6.750	09/15/20	1,100
2,275,000		Ball Corp	5.000	03/15/22	2,383
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,867
4,408,000		Cliffs Natural Resources, Inc	4.800	10/01/20	4,326
7,750,000		Domtar Corp	4.400	04/01/22	7,935
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,697
2,650,000		International Paper Co	7.300	11/15/39	3,508
5,000,000		International Paper Co	6.000	11/15/41	6,093
5,000,000		MeadWestvaco Corp	7.375	09/01/19	6,343
5,000,000		Praxair, Inc	4.375	03/31/14	5,286
2,500,000		Praxair, Inc	5.250	11/15/14	2,736
5,000,000		Praxair, Inc	4.500	08/15/19	5,794
4,875,000		Praxair, Inc	2.450	02/15/22	4,904
2,850,000	g	Rock-Tenn Co	3.500	03/01/20	2,904
2,850,000	g	Rock-Tenn Co	4.000	03/01/23	2,896

		TOTAL MATERIALS			83,159

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MEDIA - 0.4%
$4,450,000		Discovery Communications LLC	3.300%	05/15/22	$4,622
2,825,000		Discovery Communications LLC	4.950	05/15/42	3,078
3,500,000	e	Time Warner Cable, Inc	3.500	02/01/15	3,718
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	4,357
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	5,235
5,000,000		Time Warner Cable, Inc	4.125	02/15/21	5,528
5,000,000		Time Warner Cable, Inc	4.000	09/01/21	5,513
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	4,398
5,000,000		Time Warner Cable, Inc	5.500	09/01/41	5,657
8,000,000		Time Warner Cable, Inc	4.500	09/15/42	7,977

		TOTAL MEDIA			50,083

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
3,100,000		Abbott Laboratories	2.700	05/27/15	3,279
2,695,000		Bristol-Myers Squibb Co	3.250	08/01/42	2,497
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,557
10,000,000	i	Johnson & Johnson	0.525	05/15/14	10,029
4,600,000		Johnson & Johnson	2.150	05/15/16	4,848
4,600,000		Johnson & Johnson	4.500	09/01/40	5,492
8,080,000		Life Technologies Corp	3.500	01/15/16	8,505
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,250

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			42,457

REAL ESTATE - 0.4%
1,000,000		AMB Property LP	7.625	08/15/14	1,097
3,500,000		Boston Properties LP	3.850	02/01/23	3,686
4,500,000		Duke Realty LP	3.875	10/15/22	4,576
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,667
5,500,000		Federal Realty Investment Trust	3.000	08/01/22	5,473
3,665,000		Health Care REIT, Inc	3.625	03/15/16	3,869
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,744
2,500,000		Kilroy Realty Corp	5.000	11/03/15	2,715
3,400,000		Kilroy Realty LP	4.800	07/15/18	3,758
3,125,000		Simon Property Group LP	2.800	01/30/17	3,290
5,750,000		Washington Real Estate Investment Trust	5.125	03/15/13	5,816

		TOTAL REAL ESTATE			39,691

RETAILING - 0.3%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,524
4,750,000		Lowe’s Companies, Inc	1.625	04/15/17	4,845
4,750,000		Lowe’s Companies, Inc	3.120	04/15/22	4,926
4,750,000		Lowe’s Companies, Inc	4.650	04/15/42	5,177
3,050,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	3,561
2,945,000		O’Reilly Automotive, Inc	4.625	09/15/21	3,211
1,150,000		O’Reilly Automotive, Inc	3.800	09/01/22	1,192
4,350,000		Target Corp	1.125	07/18/14	4,405

		TOTAL RETAILING			32,841

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
$4,750,000		Intel Corp	1.950%	10/01/16	$4,987
7,500,000		Texas Instruments, Inc	2.375	05/16/16	7,931

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,918

SOFTWARE & SERVICES - 0.3%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,273
9,750,000		International Business Machines Corp	0.550	02/06/15	9,774
8,055,000		International Business Machines Corp	1.950	07/22/16	8,413
5,250,000		International Business Machines Corp	1.250	02/06/17	5,337

		TOTAL SOFTWARE & SERVICES			28,797

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
4,750,000	i	Hewlett-Packard Co	1.931	09/19/14	4,807
5,000,000		Xerox Corp	8.250	05/15/14	5,546
9,750,000	i	Xerox Corp	1.257	05/16/14	9,737
4,000,000		Xerox Corp	2.950	03/15/17	4,133

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			24,223

TELECOMMUNICATION SERVICES - 0.1%
4,750,000		American Tower REIT, Inc	5.900	11/01/21	5,635
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,332

		TOTAL TELECOMMUNICATION SERVICES			8,967

TRANSPORTATION - 0.8%
9,750,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	10,077
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	5,316
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,388
8,550,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	9,033
6,500,000		CSX Corp	4.750	05/30/42	7,068
3,850,000		CSX Corp	4.400	03/01/43	3,950
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,870
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,258
12,775,000		Norfolk Southern Corp	3.000	04/01/22	13,260
6,894,000	g	Norfolk Southern Corp	2.903	02/15/23	6,995
475,000		Norfolk Southern Corp	5.590	05/17/25	588
1,360,000		United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	2,082
4,200,000		United Parcel Service, Inc	1.125	10/01/17	4,219
5,000,000		United Parcel Service, Inc	3.125	01/15/21	5,397
6,725,000		United Parcel Service, Inc	2.450	10/01/22	6,786

		TOTAL TRANSPORTATION			85,287

UTILITIES - 1.7%
7,850,000		American Water Capital Corp	6.085	10/15/17	9,373
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,929
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,670
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,442
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,518
9,400,000		Delmarva Power & Light Co	4.000	06/01/42	9,877
8,000,000		Detroit Edison Co	3.900	06/01/21	9,009
5,000,000	i	DTE Energy Co	1.118	06/03/13	5,014
2,254,413	g	Great River Energy	5.829	07/01/17	2,441

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$9,500,000		Idaho Power Co	2.950%	04/01/22	$9,782
5,000,000		Idaho Power Co	5.500	04/01/33	6,069
2,500,000		Idaho Power Co	6.250	10/15/37	3,377
4,500,000		Idaho Power Co	4.300	04/01/42	4,758
7,500,000	g	International Transmission Co	4.450	07/15/13	7,711
2,000,000		Laclede Gas Co	6.150	06/01/36	2,455
6,000,000		Nevada Power Co	6.650	04/01/36	8,276
5,000,000		Northeast Utilities	5.650	06/01/13	5,167
10,000,000	i	Northeast Utilities	1.129	09/20/13	10,059
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,857
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,866
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	4,641
5,000,000		Pacific Gas & Electric Co	4.450	04/15/42	5,465
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,119
3,850,000		Portland General Electric Co	6.100	04/15/19	4,802
630,000		Public Service Co of Colorado	4.750	08/15/41	747
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,881
620,000		San Diego Gas & Electric Co	6.000	06/01/39	865
1,380,000		San Diego Gas & Electric Co	3.950	11/15/41	1,468
10,000,000		Sempra Energy	2.300	04/01/17	10,465
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,897
2,500,000		Tampa Electric Co	4.100	06/15/42	2,603
2,500,000	e	Tennessee Gas Pipeline Co	8.000	02/01/16	2,975
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,481
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	14,987
5,000,000		Washington Gas Light Co	5.440	08/11/25	6,040
4,875,000		Westar Energy, Inc	4.125	03/01/42	5,285

		TOTAL UTILITIES			191,371

		TOTAL CORPORATE BONDS			1,414,506

		(Cost $1,315,239)

GOVERNMENT BONDS 23.3%

AGENCY SECURITIES - 3.9%
7,191,603		Cal Dive I- Title XI, Inc	4.930	02/01/27	8,386
8,095,584		COP I LLC	3.613	12/05/21	8,757
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,658
4,635,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	4,798
5,000,000		FHLMC	1.000	09/29/17	5,051
6,000,000		Federal National Mortgage Association (FNMA)	1.250	08/20/13	6,054
3,000,000		FNMA	2.500	05/15/14	3,108
10,000,000		FNMA	2.625	11/20/14	10,499
6,400,000		FNMA	1.125	04/27/17	6,518
7,915,049		Gate Capital Cayman Two	3.550	06/11/21	8,617
4,000,000	j	Government Trust Certificate	0.000	04/01/21	3,274
2,800,000	j	Overseas Private Investment Corp (OPIC)	0.000	07/12/14	2,808
3,850,000	j	OPIC	0.000	07/12/14	4,088
4,700,000	j	OPIC	0.000	07/12/14	5,368
267,881	j	OPIC	0.000	12/14/14	315
14,500,000	j	OPIC	0.000	11/17/16	14,977

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$12,750,000	j	OPIC	0.000%	11/17/16	$13,319
3,000,000		OPIC	1.900	04/30/18	3,082
12,000,000		OPIC	1.030	04/15/19	12,061
2,651,786	m	OPIC	1.300	06/15/19	2,687
3,742,182		OPIC	5.142	12/15/23	4,391
6,294,942		OPIC	2.290	09/15/26	6,443
3,579,255		OPIC	2.040	12/15/26	3,658
8,582,753		OPIC	4.440	02/27/27	10,025
12,000,000		OPIC	2.610	04/15/30	11,974
4,750,000		OPIC	2.930	05/15/30	4,881
7,850,000		OPIC	3.040	05/15/30	8,146
5,000,000		OPIC	3.430	05/15/30	5,368
4,750,000		OPIC	4.010	05/15/30	5,354
1,050,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	1,165
9,750,000		PEFCO	2.125	07/15/16	10,289
26,250,000		PEFCO	1.375	02/15/17	26,788
8,000,000		PEFCO	2.250	12/15/17	8,547
5,000,000		PEFCO	4.375	03/15/19	6,010
4,000,000		PEFCO	1.450	08/15/19	4,034
17,500,000		PEFCO	4.300	12/15/21	21,016
1,500,000		US Department of Housing and Urban Development (HUD)	5.050	08/01/13	1,561
9,000,000		HUD	5.190	08/01/14	9,806
1,900,000		HUD	2.200	08/01/15	1,997
5,250,000		HUD	4.330	08/01/15	5,823
3,894,000		HUD	2.910	08/01/17	4,281
8,000,000		HUD	4.560	08/01/17	9,336
10,750,000		HUD	1.770	08/01/18	11,195
5,007,000		HUD	5.380	08/01/18	5,857
13,967,000		HUD	4.960	08/01/20	17,298
13,500,000		HUD	5.050	08/01/21	16,614
10,875,000	i	India Government AID Bond	0.545	02/01/27	9,982
10,000,000		Lutheran Medical Center	1.982	02/20/30	9,900
4,730,000	g	Montefiore Medical Center	3.896	05/20/27	5,235
1,168,714		National Credit Union Administration	1.840	10/07/20	1,189
6,017,375		Premier Aircraft Leasing	3.576	02/06/22	6,603
4,121,384		Tayarra Ltd	3.628	02/15/22	4,535
4,032,915		Tricahue Leasing LLC	3.503	11/19/21	4,302
31,044,000		Tunisia Government AID Bonds	1.686	07/16/19	30,927
3,758,353	g	US Trade Funding Corp	4.260	11/15/14	3,895
9,500,000		VRG Linhas Aereas S.A.	1.000	06/30/14	9,587

		TOTAL AGENCY SECURITIES			438,437

FOREIGN GOVERNMENT BONDS - 3.2%
3,900,000		Canada Government International Bond	2.375	09/10/14	4,060
6,300,000	e	Canada Government International Bond	0.875	02/14/17	6,373
24,750,000		Council of Europe Development Bank	1.500	01/15/15	25,274
2,000,000		European Investment Bank	4.875	02/15/36	2,374
14,500,000		Hydro Quebec	2.000	06/30/16	15,189
10,200,000		Hydro Quebec	1.375	06/19/17	10,350
6,082,000		Hydro Quebec	8.400	01/15/22	8,770
24,500,000		International Finance Corp	2.250	04/28/14	25,269
24,500,000		International Finance Corp	0.500	05/15/15	24,604
2,850,000	e	Italy Government International Bond	5.375	06/12/17	2,986

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,145,000	e,g	National Bank of Canada	1.650%	01/30/14	$3,198
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,931
17,500,000	g	Province of Alberta Canada	1.000	06/21/17	17,719
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,260
12,000,000		Province of British Columbia Canada	2.100	05/18/16	12,656
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,449
14,500,000		Province of British Columbia Canada	2.650	09/22/21	15,434
2,000,000		Province of Manitoba Canada	2.125	04/22/13	2,021
10,000,000		Province of Manitoba Canada	1.375	04/28/14	10,163
15,250,000		Province of Manitoba Canada	1.750	05/30/19	15,608
19,500,000		Province of Manitoba Canada	2.100	09/06/22	19,575
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,822
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,259
8,700,000		Province of Ontario Canada	4.100	06/16/14	9,252
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,573
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,998
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,840
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,948
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,932
10,000,000		Province of Quebec Canada	3.500	07/29/20	11,180
10,000,000	e	Province of Quebec Canada	2.750	08/25/21	10,470
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,738

		TOTAL FOREIGN GOVERNMENT BONDS			357,275

MORTGAGE BACKED - 10.3%
1,885,931	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	1,991
3,190,070	i	FHLMC	2.853	07/01/36	3,432
1,109,236	i	FHLMC	2.620	09/01/36	1,178
4,188,778	i	FHLMC	2.653	09/01/36	4,525
1,710,170	i	FHLMC	5.745	02/01/37	1,854
4,126,908	i	FHLMC	2.848	03/01/37	4,433
2,253,792	i	FHLMC	5.937	04/01/37	2,461
1,742,527	i	FHLMC	3.405	08/01/37	1,874
2,606,692	i	FHLMC	2.239	09/01/37	2,777
126,094		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	136
229,570		FGLMC	6.000	12/01/17	251
1,879,726		FGLMC	4.500	10/01/18	2,066
2,151,091		FGLMC	4.500	11/01/18	2,364
2,611,005		FGLMC	4.500	11/01/18	2,870
3,166,646		FGLMC	4.500	01/01/19	3,480
1,184,524		FGLMC	5.500	01/01/19	1,298
1,106,280		FGLMC	5.000	02/01/19	1,214
520,107		FGLMC	4.500	01/01/20	559
161,287		FGLMC	4.500	07/01/20	177
149,840		FGLMC	7.000	10/01/20	175
1,246,863		FGLMC	4.500	06/01/21	1,342
4,225,168		FGLMC	4.500	06/01/21	4,548
803,324		FGLMC	4.500	03/01/23	862
555,265		FGLMC	5.000	04/01/23	599
13,656		FGLMC	7.000	05/01/23	16

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,017,115		FGLMC	4.000%	07/01/24	$2,147
669,786		FGLMC	4.500	09/01/24	719
5,000,000	h	FGLMC	5.000	10/15/27	5,387
48,048		FGLMC	8.000	01/01/31	59
1,373,476		FGLMC	4.500	07/01/33	1,481
2,297,303		FGLMC	5.500	09/01/33	2,540
2,351,175		FGLMC	5.500	09/01/33	2,598
3,899,701		FGLMC	5.500	12/01/33	4,289
6,163,211		FGLMC	7.000	12/01/33	7,328
1,058,780		FGLMC	6.000	09/01/34	1,175
622,536		FGLMC	5.500	12/01/34	687
1,209,406		FGLMC	6.000	05/01/35	1,346
501,607		FGLMC	6.000	05/01/35	557
677,156		FGLMC	6.000	05/01/35	752
106,849		FGLMC	6.000	05/01/35	118
198,495		FGLMC	6.000	05/01/35	220
1,182,984		FGLMC	6.000	05/01/35	1,315
2,508,101		FGLMC	7.000	05/01/35	2,982
814,504		FGLMC	5.500	06/01/35	893
1,236,806		FGLMC	6.000	08/01/35	1,365
607,687		FGLMC	4.500	09/01/35	655
561,718		FGLMC	5.000	10/01/35	611
354,702		FGLMC	4.500	12/01/35	382
521,357		FGLMC	5.000	02/01/36	568
78,783		FGLMC	6.500	05/01/36	90
857,226		FGLMC	6.500	10/01/36	977
1,180,466		FGLMC	6.000	09/01/37	1,312
1,090,208		FGLMC	6.500	11/01/37	1,243
3,163,219		FGLMC	6.000	02/01/38	3,529
654,147		FGLMC	6.000	11/01/38	719
976,002		FGLMC	4.500	05/01/39	1,050
3,633,775		FGLMC	4.000	06/01/39	3,908
1,896,137		FGLMC	5.000	07/01/39	2,056
6,210,703		FGLMC	6.000	07/01/39	6,928
5,369,772		FGLMC	4.500	11/01/40	6,025
6,023,119		FGLMC	4.500	12/01/40	6,714
10,000,000	h	FGLMC	3.500	10/15/42	10,722
9,000,000	h	FGLMC	4.000	10/15/42	9,674
6,004		Federal National Mortgage Association (FNMA)	5.000	06/01/13	6
2,540,745		FNMA	4.440	07/01/13	2,572
3,442,619		FNMA	4.020	08/01/13	3,491
1,377,115		FNMA	4.561	05/01/14	1,438
3,920,514		FNMA	4.265	06/01/14	4,091
2,843,116		FNMA	4.530	10/01/14	3,004
2,984		FNMA	8.500	11/01/14	3
73,855		FNMA	6.500	10/01/16	79
394,830		FNMA	6.500	04/01/17	430
851,394		FNMA	5.000	12/01/17	928
159,534		FNMA	6.500	02/01/18	174
166,274		FNMA	5.500	04/01/18	182
29,553		FNMA	5.500	05/01/18	32
2,747,018		FNMA	5.500	11/01/18	3,004

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,772,361		FNMA	5.000%	12/01/18	$1,959
1,707,560		FNMA	5.000	01/01/19	1,887
176,327		FNMA	6.000	01/01/19	195
196,559		FNMA	6.000	02/01/19	217
600,000		FNMA	4.000	02/25/19	634
67,341		FNMA	4.500	03/01/19	73
303,910		FNMA	4.500	05/01/19	329
540,967		FNMA	4.500	06/01/19	585
593,525		FNMA	5.000	03/01/20	647
269,042		FNMA	4.500	11/01/20	291
695,878		FNMA	5.000	12/01/20	759
955,597		FNMA	5.000	03/01/21	1,042
1,989,770		FNMA	5.500	08/01/21	2,172
756,160		FNMA	4.500	03/01/23	816
25,120		FNMA	8.000	03/01/23	29
1,933,477		FNMA	5.000	07/01/23	2,101
100,974		FNMA	5.000	01/01/24	112
318,082		FNMA	5.500	02/01/24	352
1,472,470		FNMA	4.000	05/01/24	1,576
58,656		FNMA	8.000	07/01/24	70
1,357,099		FNMA	4.500	08/01/24	1,465
5,601,974		FNMA	4.000	09/01/24	5,995
7,261,303		FNMA	3.000	05/01/27	7,812
27,000,000	h	FNMA	2.500	10/25/27	28,375
17,000,000	h	FNMA	3.000	10/25/27	18,020
13,000,000	h	FNMA	4.000	10/25/27	13,902
8,000,000	h	FNMA	4.500	10/25/27	8,631
996,470		FNMA	6.500	07/01/32	1,152
158,369		FNMA	5.000	02/01/33	174
2,291,807		FNMA	4.500	03/25/33	2,395
716,379		FNMA	5.500	07/01/33	816
897,838		FNMA	4.500	08/01/33	976
661,248		FNMA	5.000	08/01/33	727
244,726		FNMA	4.500	09/01/33	269
512,043		FNMA	5.000	10/01/33	563
733,160		FNMA	5.000	10/01/33	806
1,120,022		FNMA	5.000	11/01/33	1,276
1,882,719		FNMA	5.500	11/01/33	2,156
1,473,027		FNMA	5.500	11/01/33	1,687
1,432,730		FNMA	5.500	11/01/33	1,641
1,044,560		FNMA	5.500	11/01/33	1,196
1,192,672		FNMA	5.500	11/01/33	1,360
181,859		FNMA	5.500	12/01/33	203
543,186		FNMA	5.500	12/01/33	603
90,302		FNMA	7.000	01/01/34	108
216,831		FNMA	5.000	03/01/34	238
247,791		FNMA	5.000	03/01/34	272
182,636		FNMA	5.000	03/01/34	201
566,056		FNMA	5.000	03/01/34	622
1,801,366		FNMA	5.000	04/01/34	1,969
23,408		FNMA	4.500	05/01/34	25
22,112		FNMA	4.500	05/01/34	24

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$459,361		FNMA	4.500%	05/01/34	$499
21,768		FNMA	4.500	06/01/34	24
27,743		FNMA	4.500	06/01/34	30
31,500		FNMA	4.500	06/01/34	34
112,521		FNMA	4.500	06/01/34	122
133,107		FNMA	4.500	07/01/34	144
21,466		FNMA	4.500	07/01/34	23
57,551		FNMA	4.500	07/01/34	62
23,428		FNMA	4.500	08/01/34	25
1,066,813		FNMA	4.500	08/01/34	1,158
26,532		FNMA	4.500	09/01/34	29
398,729		FNMA	6.000	12/01/34	450
1,242,275		FNMA	5.500	01/01/35	1,375
5,655,813		FNMA	5.500	01/01/35	6,441
425,909		FNMA	5.500	03/01/35	485
887,167		FNMA	5.500	04/01/35	1,010
749,065		FNMA	5.500	04/01/35	853
962,116		FNMA	5.500	04/01/35	1,096
181,435		FNMA	5.500	05/01/35	200
250,723		FNMA	5.500	05/01/35	276
1,748,975		FNMA	5.500	05/01/35	1,984
173,455		FNMA	5.500	05/01/35	191
1,688,069		FNMA	6.000	05/01/35	1,904
1,559,733		FNMA	5.500	06/01/35	1,776
1,997,020		FNMA	5.500	06/01/35	2,274
1,138,420		FNMA	5.500	06/01/35	1,296
56,391		FNMA	7.500	06/01/35	63
457,596		FNMA	6.000	07/01/35	514
1,072,086		FNMA	4.500	08/01/35	1,162
2,396,065		FNMA	5.000	08/01/35	2,623
7,317,897		FNMA	4.000	10/01/35	7,995
5,355,008		FNMA	5.500	10/01/35	6,076
834,836	i	FNMA	2.703	02/01/36	895
259,219		FNMA	6.500	02/01/36	296
897,999		FNMA	6.500	02/01/36	1,022
1,961,027		FNMA	6.000	03/01/36	2,170
978,540	i	FNMA	2.760	07/01/36	1,050
1,393,433		FNMA	6.500	09/01/36	1,581
1,091,595		FNMA	6.000	12/01/36	1,208
8,362,926	i	FNMA	5.850	01/01/37	9,065
659,510		FNMA	7.000	02/01/37	788
2,225,080		FNMA	6.500	03/01/37	2,528
654,577		FNMA	7.000	04/01/37	782
745,003		FNMA	6.500	08/01/37	845
470,399		FNMA	6.500	08/01/37	533
1,180,660		FNMA	6.000	09/01/37	1,338
2,136,976		FNMA	6.000	09/01/37	2,422
1,650,869		FNMA	6.000	09/01/37	1,871
1,592,227		FNMA	6.000	09/01/37	1,800
186,592		FNMA	6.500	09/01/37	211
464,025		FNMA	6.500	09/01/37	529
912,070		FNMA	6.500	09/01/37	1,039

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$396,539		FNMA	6.500%	09/01/37	$448
629,681	i	FNMA	4.589	10/01/37	677
818,333		FNMA	7.000	11/01/37	977
99,512		FNMA	6.500	01/01/38	113
23,499		FNMA	6.500	02/01/38	27
574,422		FNMA	6.500	03/01/38	655
80,083		FNMA	6.500	03/01/38	91
162,146		FNMA	6.500	03/01/38	185
1,175,015	i	FNMA	4.916	10/01/38	1,265
1,603,178		FNMA	4.500	01/01/39	1,736
1,175,135		FNMA	5.500	01/01/39	1,289
1,134,270		FNMA	6.000	01/01/39	1,253
1,371,551		FNMA	6.000	01/01/39	1,515
2,154,244		FNMA	4.500	02/01/39	2,332
2,995,711		FNMA	4.000	04/01/39	3,335
3,456,709		FNMA	4.500	04/01/39	3,743
2,695,335		FNMA	4.500	08/01/39	2,918
5,247,114		FNMA	5.500	08/01/39	5,911
10,500,000		FNMA	4.000	02/25/40	11,486
7,172,964		FNMA	4.000	11/01/40	7,738
13,000,000	h	FNMA	3.000	10/25/42	13,723
48,000,000	h	FNMA	3.500	10/25/42	51,480
108,000,000	h	FNMA	4.000	10/25/42	116,353
126,000,000	h	FNMA	4.500	10/25/42	136,374
64,000,000	h	FNMA	5.000	10/25/42	69,810
44,000,000	h	FNMA	5.500	10/25/42	48,235
42,554		Government National Mortgage Association (GNMA)	9.000	12/15/17	48
6,501,923		GNMA	2.300	10/15/19	6,747
31,495		GNMA	8.000	06/15/22	37
10,719		GNMA	6.500	08/15/23	12
28,235		GNMA	6.500	08/15/23	33
170,118		GNMA	6.500	05/20/31	199
655,526		GNMA	5.500	07/15/33	734
374,963		GNMA	6.000	10/20/36	425
388,021		GNMA	6.000	01/20/37	440
1,717,751		GNMA	5.500	02/15/37	1,912
2,064,247		GNMA	6.000	02/20/37	2,339
1,432,400		GNMA	5.000	04/15/38	1,580
836,663		GNMA	6.000	08/15/38	946
833,936		GNMA	6.000	08/20/38	943
1,388,956		GNMA	6.500	11/20/38	1,601
2,867,328		GNMA	4.500	03/15/39	3,159
499,300		GNMA	4.500	05/15/39	550
3,563,552		GNMA	4.500	07/20/39	3,942
1,141,755		GNMA	5.000	07/20/39	1,262
1,399,599		GNMA	4.000	08/15/39	1,547
46,000,000	h	GNMA	3.500	10/15/42	50,406
79,000,000	h	GNMA	4.000	10/15/42	87,098
24,000,000	h	GNMA	4.500	10/15/42	26,344
15,000,000	h	GNMA	5.000	10/15/42	16,538
22,000,000	h	GNMA	5.500	10/15/42	24,474
10,000,000	h	GNMA	6.000	10/15/42	11,298

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$38,000,000	h	GNMA	4.500%	10/20/42	$41,925
20,000,000	h	GNMA	5.000	10/20/42	22,091

		TOTAL MORTGAGE BACKED			1,149,008

MUNICIPAL BONDS - 2.4%
6,520,000		American Municipal Power-Ohio, Inc	6.270	02/15/50	7,600
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,051
3,000,000		Broward County FL Water & Sewer Utility Revenue	1.350	10/01/16	3,040
1,410,000		Broward County FL Water & Sewer Utility Revenue	1.910	10/01/18	1,454
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,775
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,598
1,400,000		Chelan County Public Utility District No	1.398	07/01/14	1,420
2,300,000		Chelan County Public Utility District No	1.867	07/01/15	2,359
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	6,490
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,424
4,000,000		City of Dallas, TX	5.078	02/15/22	4,841
1,500,000		City of Dallas, TX	5.195	02/15/35	1,797
850,000		City of Eugene, OR	6.320	08/01/22	967
5,000,000		City of New York, NY	4.500	06/01/15	5,313
4,500,000		City of Seattle WA Municipal Light & Power Revenue	3.500	06/01/30	4,603
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	6,284
1,750,000		County of Mercer, NJ	5.380	02/01/17	1,860
4,000,000		Dallas County Hospital District	5.621	08/15/44	5,166
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,868
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,442
7,060,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	7,859
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,305
1,900,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,832
19,500,000		Irvine Ranch Water District Joint Powers Agency	2.388	03/15/14	19,536
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	1,053
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,473
965,000	g	LL & P Wind Energy, Inc	5.217	12/01/12	965
1,000,000		Massachusetts Housing Finance Agency	1.306	06/01/16	996
545,000		Massachusetts Housing Finance Agency	1.776	06/01/17	546
6,645,000		Massachusetts Housing Finance Agency	4.782	12/01/20	7,065
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,433
10,000,000		Metropolitan Council	1.750	09/01/20	10,012
4,475,000		Metropolitan Council	1.900	09/01/21	4,438
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,270
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,990
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	787
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,286
1,000,000		New York State Environmental Facilities Corp	1.755	06/15/18	1,013
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,219
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,238
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,269
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,240
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	507
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,615
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,751

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,750,000	Northern California Power Agency	4.320%	07/01/24	$4,936
2,450,000	Ohio State Water Development Authority	4.879	12/01/34	2,757
2,500,000	Oklahoma Capital Improvement Authority	5.180	07/01/14	2,716
11,500,000	Semitropic Improvement District	2.800	12/01/22	11,713
1,750,000	South Dakota Conservancy District	1.013	08/01/16	1,753
4,490,000	South Dakota Conservancy District	1.648	08/01/18	4,548
4,670,000	South Dakota Conservancy District	1.898	08/01/19	4,755
4,785,000	South Dakota Conservancy District	2.333	08/01/20	4,878
3,750,000	State of California	7.625	03/01/40	5,102
5,000,000	State of Connecticut	5.090	10/01/30	5,749
2,050,000	State of Hawaii	4.670	05/01/14	2,175
5,000,000	State of Illinois	4.071	01/01/14	5,170
5,570,000	State of Illinois	4.350	06/01/18	5,801
5,000,000	State of Michigan	2.302	11/01/14	5,144
4,505,000	State of Michigan	3.375	12/01/20	4,807
2,500,000	State of Ohio	5.412	09/01/28	3,087
3,050,000	State of Oregon	5.030	08/01/14	3,297
3,265,000	State of Texas	4.900	08/01/20	3,611
5,000,000	State of Texas	6.072	10/01/29	6,067
3,715,000	State of Washington	5.050	01/01/18	3,765
1,033,000	State of Wisconsin	5.700	05/01/26	1,249
5,000,000	Tuolumne Wind Project Authority	6.918	01/01/34	6,021
4,900,000	UNM Sandoval Regional Medical Center	4.500	07/20/36	5,176

	TOTAL MUNICIPAL BONDS			265,327

U.S. TREASURY SECURITIES - 3.5%
13,176,000	United States Treasury Bond	5.375	02/15/31	19,058
7,335,000	United States Treasury Bond	4.375	05/15/41	9,719
44,275,000	United States Treasury Bond	3.750	08/15/41	52,936
52,987,000	United States Treasury Bond	3.000	05/15/42	54,941
1,400,000	United States Treasury Note	0.500	11/30/12	1,401
4,500,000	United States Treasury Note	0.625	02/28/13	4,509
2,325,000	United States Treasury Note	0.125	08/31/13	2,324
2,595,000	United States Treasury Note	0.125	09/30/13	2,593
2,670,000	United States Treasury Note	3.125	09/30/13	2,748
9,725,000	United States Treasury Note	0.125	12/31/13	9,715
5,985,000	United States Treasury Note	0.250	05/31/14	5,987
20,660,000	United States Treasury Note	0.250	06/30/14	20,664
5,000,000	United States Treasury Note	0.250	08/31/14	5,001
22,395,000	United States Treasury Note	2.375	08/31/14	23,304
3,631,000	United States Treasury Note	2.500	04/30/15	3,838
17,895,000	United States Treasury Note	1.875	06/30/15	18,667
44,983,000	United States Treasury Note	0.250	09/15/15	44,905
25,225,000	United States Treasury Note	1.250	10/31/15	25,932
12,840,700	United States Treasury Note	0.625	08/31/17	12,849
9,000,000	United States Treasury Note	0.625	09/30/17	8,999
4,550,000	United States Treasury Note	0.875	07/31/19	4,507
46,846,900	United States Treasury Note	1.750	05/15/22	47,505
11,893,100	United States Treasury Note	1.625	08/15/22	11,880

	TOTAL U.S. TREASURY SECURITIES			393,982

	TOTAL GOVERNMENT BONDS			2,604,029

	(Cost $2,500,308)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

STRUCTURED ASSETS - 1.5%

ASSET BACKED - 0.6%
$10,000,000		AEP Texas Central Transition Funding LLC	1.976%	06/01/21	$10,359
		Series - 2012 1 (Class A2)
10,000,000		AEP Texas Central Transition Funding LLC	2.845	03/01/26	10,687
		Series - 2012 1 (Class A3)
1,246,405	i	Bear Stearns Asset Backed Securities Trust	0.587	11/25/39	1,174
		Series - 2005 SD3 (Class 2A1)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.072	06/25/34	2,696
		Series - 2004 OPT1 (Class M1)
738,905	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	739
		Series - 2006 15 (Class A2)
1,418,823	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	1,368
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	1,952
		Series - 2011 LC1A (Class C)
4,304,735	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	4,132
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,563
		Series - 2011 A (Class D)
6,661,673		Lehman XS Trust	6.500	06/25/46	4,070
		Series - 2006 13 (Class 2A1)
834,754	i	Long Beach Mortgage Loan Trust	0.967	02/25/35	825
		Series - 2005 1 (Class M1)
4,010,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	1,988
		Series - 2006 3 (Class AF3)
1,114,644		Residential Asset Mortgage Products, Inc	4.970	09/25/33	1,146
		Series - 2003 RZ5 (Class A7)
791,743	i	Residential Asset Securities Corp	0.647	04/25/35	773
		Series - 2005 KS3 (Class M3)
7,522,566		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	7,490
		Series - 2006 HI5 (Class A3)
3,528,555		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	3,650
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,002
		Series - 2006 HI1 (Class M1)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	199
		Series - 2006 HI1 (Class M2)
762,040	i	Securitized Asset Backed Receivables LLC	0.517	10/25/35	732
		Series - 2006 OP1 (Class A2C)
3,045,000	g	SLM Student Loan Trust	3.740	02/15/29	3,254
		Series - 2011 B (Class A2)
1,668,232	i	Soundview Home Equity Loan Trust	0.517	11/25/35	1,614
		Series - 2005 OPT3 (Class A4)
63,913	i	Soundview Home Equity Loan Trust	0.327	10/25/36	64
		Series - 2006 EQ1 (Class A2)
806,271	i	Structured Asset Investment Loan Trust	0.617	05/25/35	799
		Series - 2005 4 (Class M1)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,374,133	i	Structured Asset Investment Loan Trust	0.497%	12/25/35	$1,363
		Series - 2005 10 (Class A5)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	3,129
		Series - 2010 VNO (Class C)
804,714	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	748
		Series - 2006 N1 (Class N1)
1,191,152	g,i	Wachovia Loan Trust	0.577	05/25/35	980
		Series - 2005 SD1 (Class A)
730,556	i	Wells Fargo Home Equity Trust	0.357	07/25/36	721
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			70,217

OTHER MORTGAGE BACKED - 0.9%
135,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	151
		Series - 2006 4 (Class AM)
3,220,000	i	Banc of America Commercial Mortgage, Inc	5.803	04/10/49	3,748
		Series - 2007 2 (Class A4)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,446
		Series - 2006 PW13 (Class AM)
2,405,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	2,694
		Series - 2006 T24 (Class AM)
275,484		Citicorp Mortgage Securities, Inc	5.750	11/25/36	279
		Series - 2006 6 (Class A2)
232,670		Citicorp Mortgage Securities, Inc	6.000	05/25/37	232
		Series - 2007 4 (Class 1A7)
46,917	g,i	Citigroup Commercial Mortgage Trust	0.361	04/15/22	46
		Series - 2007 FL3A (Class A2)
2,515,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,761
		Series - 2007 C9 (Class AM)
2,454,198		Countrywide Alternative Loan Trust	5.500	08/25/16	2,605
		Series - 2004 30CB (Class 1A15)
1,316,696		Countrywide Alternative Loan Trust	5.500	08/25/34	1,335
		Series - 2004 14T2 (Class A2)
1,441,426		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	1,470
		Series - 2005 6 (Class 1A10)
1,553,483		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	1,607
		Series - 2003 35 (Class 1A1)
568,189		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	571
		Series - 2005 12 (Class 1A5)
163,601		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	164
		Series - 2005 J3 (Class 1A1)
1,089,750	g,i	Credit Suisse Mortgage Capital Certificates	0.401	04/15/22	1,030
		Series - 2007 TF2A (Class A1)
3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	4,063
		Series - 2006 OMA (Class D)
4,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	4,544
		Series - 2009 RR1 (Class A3C)
1,210,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	1,227
		Series - 2003 C3 (Class B)
860,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	905
		Series - 2012 SHOP (Class A)
475,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	513
		Series - 2012 ALOH (Class A)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,950,000	g,i,m	GS Mortgage Securities Corp II	4.276%	04/10/34	$2,000
		Series - 2012 GSMS (Class C)
1,690,000	g,i	GS Mortgage Securities Corp II	5.402	12/10/43	1,852
		Series - 2010 C2 (Class C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.402	12/10/43	2,921
		Series - 2010 C2 (Class B)
390,000	g,i	HVB Mortgage Capital Corp	2.278	09/10/22	390
		Series - 2003 FL1A (Class J)
1,449,208	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.596	07/15/19	1,405
		Series - 2007 FL1A (Class A1)
2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	2,266
		Series - 2011 C4 (Class C)
4,120,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.003	06/15/49	4,769
		Series - 2007 LD11 (Class A4)
250,681	i	JP Morgan Mortgage Trust	4.281	04/25/35	256
		Series - 2005 A2 (Class 5A1)
6,120,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	7,066
		Series - 2007 C1 (Class A4)
497,152		Master Asset Securitization Trust	5.000	05/25/35	499
		Series - 2005 1 (Class 2A5)
1,645,209	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	1,809
		Series - 2005 CIP1 (Class AM)
4,040,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	4,614
		Series - 2006 4 (Class A3)
6,300,000	i	Morgan Stanley Capital I	5.447	02/12/44	7,270
		Series - 2007 HQ11 (Class A4)
710,000	g,i	Morgan Stanley Capital I	5.421	09/15/47	747
		Series - 2011 C1 (Class D)
2,185,000	g,i	Morgan Stanley Capital I	5.421	09/15/47	2,416
		Series - 2011 C1 (Class C)
850,000	i	Morgan Stanley Capital I	5.544	11/12/49	911
		Series - 2007 T25 (Class AM)
1,907,362	i	Nomura Asset Securities Corp	7.328	03/15/30	1,921
		Series - 1998 D6 (Class A2)
2,750,000	g	OBP depositor llc trust	4.646	07/15/45	3,240
		Series - 2010 OBP (Class A)
1,586,782		Residential Accredit Loans, Inc	4.350	03/25/34	1,632
		Series - 2004 QS4 (Class A1)
4,990,071	i	Residential Accredit Loans, Inc	0.407	05/25/46	3,258
		Series - 2006 QO5 (Class 2A1)
1,400,000		RFMSI Trust	5.500	03/25/35	1,470
		Series - 2005 S2 (Class A6)
1,980,032	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,994
		Series - 2012 1A (Class A)
1,493,888	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	1,500
		Series - 0 2A (Class A)
201,966	i	Structured Adjustable Rate Mortgage Loan Trust	0.977	03/25/35	202
		Series - 2005 6XS (Class A3)
469,563		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	475
		Series - 2007 C30 (Class A3)
1,740,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	1,970
		Series - 2007 C30 (Class A5)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,505,000		Wachovia Bank Commercial Mortgage Trust	5.500%	04/15/47	$2,797
		Series - 2007 C31 (Class A5)
1,160,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	1,253
		Series - 2006 C29 (Class AM)
1,745,000	i	Wachovia Bank Commercial Mortgage Trust	6.122	02/15/51	2,037
		Series - 2007 C33 (Class A5)
2,175,000	i	Wachovia Bank Commercial Mortgage Trust	6.122	02/15/51	2,564
		Series - 2007 C33 (Class A4)
233,285		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	234
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			100,129

		TOTAL STRUCTURED ASSETS			170,346

		(Cost $162,054)

		TOTAL BONDS			4,188,881

		(Cost $3,977,601)

SHARES		COMPANY

COMMON STOCKS - 60.4%

AUTOMOBILES & COMPONENTS - 1.0%
67,500	*	Aisin Seiki Co Ltd			1,922
115,296	*	American Axle & Manufacturing Holdings, Inc			1,299
127,203		Bayerische Motoren Werke AG.			9,328
37,510		Bayerische Motoren Werke AG. (Preference)			1,928
7,792	*	BorgWarner, Inc			539
187,700		Denso Corp			5,898
2,558,811		Ford Motor Co			25,229
8,129	*,e	Fuel Systems Solutions, Inc			140
71,000		Fuji Heavy Industries Ltd			592
236,929		Harley-Davidson, Inc			10,039
361,780		Honda Motor Co Ltd			11,180
755,892		Johnson Controls, Inc			20,712
254,000	*,e	Mitsubishi Motors Corp			234
38,400	*	Modine Manufacturing Co			283
836,900	e	Nissan Motor Co Ltd			7,123
232,893	e	Peugeot S.A.			1,839
97,815	e	Pirelli & C S.p.A.			1,056
109,499		Renault S.A.			5,131
3,200		Spartan Motors, Inc			16
9,200		Stanley Electric Co Ltd			136
48,870		Superior Industries International, Inc			835
123,300	e	Suzuki Motor Corp			2,395
107,999	*	Tenneco, Inc			3,024
7,617	*,e	Tesla Motors, Inc			223
2,900	e	Toyoda Gosei Co Ltd			58
3,500	*,e	Toyota Boshoku Corp			36
81,600		Toyota Industries Corp			2,284
102,500	e	Yamaha Motor Co Ltd			895

		TOTAL AUTOMOBILES & COMPONENTS			114,374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

BANKS - 3.4%
1,100	e	Arrow Financial Corp	$27
502,957		Australia & New Zealand Banking Group Ltd	12,853
1,911,833		Banca Intesa S.p.A.	2,915
766,621		Banca Intesa S.p.A. RSP	994
898,858	e	Banco Bilbao Vizcaya Argentaria S.A.	7,072
1,330,235		Banco Santander Central Hispano S.A.	9,929
25,289		Bank of Hawaii Corp	1,154
207,400	e	Bank of Nova Scotia	11,375
1,020,309		BB&T Corp	33,834
4,416		Bendigo Bank Ltd	35
47,100		CapitalSource, Inc	357
7,221		Capitol Federal Financial	86
3,360		Cathay General Bancorp	58
64,852	*	Citizens Republic Bancorp, Inc	1,255
2,120		Columbia Banking System, Inc	39
165,930		Comerica, Inc	5,152
1,156		Commerce Bancshares, Inc	47
301,281		Commonwealth Bank of Australia	17,347
3,936		Community Bank System, Inc	111
9,127		Cullen/Frost Bankers, Inc	524
102,941	*	Danske Bank AS	1,855
236,588		DNB NOR Holding ASA	2,898
10,051		East West Bancorp, Inc	212
107,598		First Horizon National Corp	1,036
25,000	*	Flagstar Bancorp, Inc	28
16,186		FNB Corp	181
2,590		Glacier Bancorp, Inc	40
5,441		Hancock Holding Co	168
508,500	e	Hang Seng Bank Ltd	7,773
3,209,118		HSBC Holdings plc	29,813
199,570		Hudson City Bancorp, Inc	1,589
174,643		Huntington Bancshares, Inc	1,205
1,147		International Bancshares Corp	22
90,119		KBC Groep NV	2,164
1,222,260		Keycorp	10,683
156,974	e	M&T Bank Corp	14,938
1,300		MainSource Financial Group, Inc	17
1,800		MB Financial, Inc	36
2,071,200	e	Mitsubishi UFJ Financial Group, Inc	9,692
3,874,400	e	Mizuho Financial Group, Inc	6,288
403,419		National Australia Bank Ltd	10,607
6,490		National Penn Bancshares, Inc	59
1,500		NBT Bancorp, Inc	33
145,456	e	New York Community Bancorp, Inc	2,060
644,338		Nordea Bank AB	6,378
19,938		Old National Bancorp	271
600		Park National Corp	42
2,728		People’s United Financial, Inc	33

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,500	*	Pinnacle Financial Partners, Inc	$48
563,484		PNC Financial Services Group, Inc	35,557
20,000	*	Popular, Inc	349
53,363		Provident Financial Services, Inc	843
109,738	e	Radian Group, Inc	476
1,394,777		Regions Financial Corp	10,056
155,400		Resona Holdings, Inc	636
2,569		Rockville Financial, Inc	31
250,810		Royal Bank of Canada (Toronto)	14,425
1,000		S&T Bancorp, Inc	18
410,200		Shizuoka Bank Ltd	4,197
3,487	*	Signature Bank	234
221,278		Skandinaviska Enskilda Banken AB (Class A)	1,854
369,841		Standard Chartered plc	8,380
190,200	e	Sumitomo Mitsui Financial Group, Inc	5,926
16,927		Susquehanna Bancshares, Inc	177
28,454	*	SVB Financial Group	1,720
45,092		Swedbank AB (A Shares)	848
800	*	Texas Capital Bancshares, Inc	40
157,511	e	Toronto-Dominion Bank	13,136
1,700		Trustmark Corp	41
3,150		Umpqua Holdings Corp	41
718,558	*	UniCredit S.p.A	2,990
1,361,026		US Bancorp	46,684
13,956		Webster Financial Corp	331
5,690	*	Western Alliance Bancorp	58
629,923		Westpac Banking Corp	16,152
1,110		Wintrust Financial Corp	42
37,356		Zions Bancorporation	772

		TOTAL BANKS	381,347

CAPITAL GOODS - 4.8%
494,871		3M Co	45,735
11,675		A.O. Smith Corp	672
43,017	e	ACS Actividades Cons y Servicios S.A.	887
13,978		Actuant Corp (Class A)	400
5,085		Acuity Brands, Inc	322
1,900	*	Aegion Corp	36
75,930		Alfa Laval AB	1,380
2,655	*,e	American Superconductor Corp	11
655,215		Ametek, Inc	23,227
4,300		Ampco-Pittsburgh Corp	79
5,965		Apogee Enterprises, Inc	117
56,219	*	ArvinMeritor, Inc	238
368,000		Asahi Glass Co Ltd	2,448
51,800		Assa Abloy AB (Class B)	1,682
10,969	*	Astec Industries, Inc	347
153,909		Atlas Copco AB (A Shares)	3,596
135,146		Atlas Copco AB (B Shares)	2,833
293,206		Balfour Beatty plc	1,441
116,424		Barnes Group, Inc	2,912
2,120	*	Beacon Roofing Supply, Inc	60

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

4,234		Belden CDT, Inc	$156
106,747		Bouygues S.A.	2,596
29,997	e	Briggs & Stratton Corp	560
23,239	*,e	Builders FirstSource, Inc	121
299,328		Bunzl plc	5,368
4,279	*	Chart Industries, Inc	316
118,516		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,544
10,768	*	Colfax Corp	395
144,774		Compagnie de Saint-Gobain	5,067
51,393		Cooper Industries plc	3,858
210,677		Cummins, Inc	19,427
46,600	e	Daikin Industries Ltd	1,205
635,413		Danaher Corp	35,043
372,388		Deere & Co	30,719
8,640		Delek Group Ltd	1,450
67,977		Dover Corp	4,044
301,050	e	Eaton Corp	14,228
4,941		EMCOR Group, Inc	141
712,543		Emerson Electric Co	34,394
7,019	*	EnerSys	248
1,450		ESCO Technologies, Inc	56
2,909	*	Esterline Technologies Corp	163
143,829		Fastenal Co	6,183
144,300		Fiat Industrial S.p.A.	1,413
78,034	*,e	FuelCell Energy, Inc	69
400		Gardner Denver, Inc	24
21,353		GEA Group AG.	647
11,801		Geberit AG.	2,570
48,876	*	Gibraltar Industries, Inc	627
1,500		Gorman-Rupp Co	41
66,177		Graco, Inc	3,327
41,220	*	GrafTech International Ltd	371
1,400		H&E Equipment Services, Inc	17
4,485		Heico Corp	174
14,756	*	Hexcel Corp	354
32,600	e	Hitachi Construction Machinery Co Ltd	526
12,125		Hochtief AG.	569
4,000		Houston Wire & Cable Co	43
560,369		Illinois Tool Works, Inc	33,326
133,866		Ingersoll-Rand plc	6,000
2,300		Insteel Industries, Inc	27
349,846		Invensys plc	1,326
2,187		Joy Global, Inc	123
27,700	e	JS Group Corp	660
7,600	e	JTEKT Corp	60
213,800	e	Komatsu Ltd	4,190
380,797		Koninklijke Philips Electronics NV	8,891
320,000	e	Kubota Corp	3,230
6,983	*	Layne Christensen Co	137
36,587		LB Foster Co (Class A)	1,183
26,197		Lincoln Electric Holdings, Inc	1,023
15,600	*,e	Makita Corp	604

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

659,000	e	Marubeni Corp	$4,190
463,592		Masco Corp	6,977
44,896		Metso Oyj	1,608
750	*	Middleby Corp	87
482,000		Mitsubishi Electric Corp	3,553
7,683		MSC Industrial Direct Co (Class A)	518
114,717	*	NCI Building Systems, Inc	1,151
83,000	e	NGK Insulators Ltd	993
28,000	e	Nidec Corp	2,045
241,000	m	Nisshin Steel Co Ltd	255
147,946		Nordson Corp	8,673
86,000	e	NSK Ltd	499
152,793		Orkla ASA	1,164
165,398	*	Owens Corning, Inc	5,534
287,127		Paccar, Inc	11,492
25,360		Pall Corp	1,610
35,299		Parker Hannifin Corp	2,950
30,302	e	Pentair, Inc	1,349
43,401	*,e	Polypore International, Inc	1,534
191,140		Precision Castparts Corp	31,221
35,452		Quanex Building Products Corp	668
118,919	*	Quanta Services, Inc	2,937
94,352		Rockwell Automation, Inc	6,562
10,342		Rockwell Collins, Inc	555
50,799		Roper Industries, Inc	5,582
3,300	*	Rush Enterprises, Inc (Class A)	64
236,880		Sandvik AB	3,222
2,100		Sauer-Danfoss, Inc	84
172,100		Scania AB (B Shares)	3,164
182,088		Schneider Electric S.A.	10,766
1,857,500		SembCorp Industries Ltd	8,533
98,000	e	Shimizu Corp	330
66,100		Skanska AB (B Shares)	1,072
42,500		SKF AB (B Shares)	918
69,349		Smiths Group plc	1,165
17,535		Snap-On, Inc	1,260
210,153	*	Spirit Aerosystems Holdings, Inc (Class A)	4,667
13,155		Sulzer AG.	1,920
161,300		Sumitomo Electric Industries Ltd	1,706
5,435	e	TAL International Group, Inc	185
104,755		Tennant Co	4,486
18,487		Timken Co	687
6,400	e	Toyota Tsusho Corp	137
5,051	*,e	Trex Co, Inc	172
38,902	*	United Rentals, Inc	1,272
1,070		Universal Forest Products, Inc	44
48,780	*,e	USG Corp	1,071
2,941		Valmont Industries, Inc	387
176,760		Vinci S.A.	7,520
436,090		Volvo AB (B Shares)	6,127
122,232		W.W. Grainger, Inc	25,470
25,258	*	Wabash National Corp	180

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

38,428	*	WABCO Holdings, Inc	$2,216
27,403	*	WESCO International, Inc	1,567
44,334		Westinghouse Air Brake Technologies Corp	3,560
131,715		Wolseley plc	5,634
12,153		Xylem, Inc	306
18,672	e	Zardoya Otis S.A.	220

		TOTAL CAPITAL GOODS	531,076

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
2,604		ABM Industries, Inc	49
197,072	*	ACCO Brands Corp	1,279
80,180		Adecco S.A.	3,827
14,675		Aggreko plc	549
176,082		Avery Dennison Corp	5,603
205,697		Brambles Ltd	1,491
2,800		Bureau Veritas S.A.	287
120,569		Capita Group plc	1,510
2,000		CDI Corp	34
2,394	*	Copart, Inc	66
9,841		Corporate Executive Board Co	528
218,000	e	Dai Nippon Printing Co Ltd	1,520
24,020		Deluxe Corp	734
82,626		Dun & Bradstreet Corp	6,580
22,336		Equifax, Inc	1,040
313,217		Experian Group Ltd	5,216
2,000		Heidrick & Struggles International, Inc	25
8,629		Herman Miller, Inc	168
21,504		HNI Corp	549
9,308	*	IHS, Inc (Class A)	906
1,660	*,e	Innerworkings, Inc	22
7,700		Intertek Group plc	341
112,589		Iron Mountain, Inc	3,840
1,800		Kelly Services, Inc (Class A)	23
29,712		Manpower, Inc	1,093
2,100	*	Mobile Mini, Inc	35
1,000	*	On Assignment, Inc	20
50,982	e	Pitney Bowes, Inc	705
18,371	e	R.R. Donnelley & Sons Co	195
34,400		Randstad Holdings NV	1,143
162,118		Robert Half International, Inc	4,318
58,400		Secom Co Ltd	3,044
400		Societe BIC S.A.	48
1,544	*	Standard Parking Corp	35
44,676	*	Tetra Tech, Inc	1,173
179,000	e	Toppan Printing Co Ltd	1,038
463,660		Tyco International Ltd	26,086
2,100		Viad Corp	44
174,423		Waste Management, Inc	5,595

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	80,759

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

CONSUMER DURABLES & APPAREL - 0.8%
29,048		Adidas-Salomon AG.	$2,384
4,859	e	American Greetings Corp (Class A)	82
64,500		Burberry Group plc	1,044
32,738	e	Callaway Golf Co	201
11,726	*	Carter’s, Inc	631
30,920		Christian Dior S.A.	4,142
126,573		Compagnie Financiere Richemont S.A.	7,600
24,000		Electrolux AB (Series B)	593
7,187	e	Ethan Allen Interiors, Inc	158
11,700		Gildan Activewear, Inc	371
573,700	e	Matsushita Electric Industrial Co Ltd	3,796
520,280		Mattel, Inc	18,460
7,456	*	Meritage Homes Corp	284
9,802	*	Mohawk Industries, Inc	784
23,800		Movado Group, Inc	803
270,653		Nike, Inc (Class B)	25,688
197,000	e	Nikon Corp	5,417
18,943		Oxford Industries, Inc	1,069
9,478	*	Perry Ellis International, Inc	209
2,000		Pool Corp	83
27,543		Ryland Group, Inc	826
50,000		Sekisui Chemical Co Ltd	403
96,000		Sekisui House Ltd	953
132,000	e	Sharp Corp	326
234,000	*,e	Sony Corp	2,736
15,833		Tupperware Corp	848
25,742	*,e	Under Armour, Inc (Class A)	1,437
4,500	*	Unifi, Inc	58
23,163		VF Corp	3,691
123,400	e	Yamaha Corp	1,142

		TOTAL CONSUMER DURABLES & APPAREL	86,219

CONSUMER SERVICES - 1.3%
41,319		Accor S.A.	1,376
35,220	*	AFC Enterprises	866
800	*,e	American Public Education, Inc	29
5,100		Autogrill S.p.A.	49
30,700		Benesse Corp	1,485
7,343		Bob Evans Farms, Inc	287
25,421		Brinker International, Inc	897
1,171		CBRL Group, Inc	79
7,675	*	Chipotle Mexican Grill, Inc (Class A)	2,437
103,153	e	Choice Hotels International, Inc	3,300
8,683	*,e	Coinstar, Inc	391
514,283		Compass Group plc	5,685
86,851		Darden Restaurants, Inc	4,842
1,346	*	DineEquity, Inc	75
16,334		Domino’s Pizza, Inc	616
7,832	e	Dunkin Brands Group, Inc	229
3,984	*	Jack in the Box, Inc	112
369,506		Marriott International, Inc (Class A)	14,448
595,733		McDonald’s Corp	54,658
3,606	*	Panera Bread Co (Class A)	616

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,300	*	Papa John’s International, Inc	$69
1,110	*,e	Peet’s Coffee & Tea, Inc	81
33,974	e	Royal Caribbean Cruises Ltd	1,026
11,375	*	Ruby Tuesday, Inc	82
81,945	*	Ryman Hospitality Properties	3,239
29,578	*	Sonic Corp	304
688,843		Starbucks Corp	34,959
136,400		Starwood Hotels & Resorts Worldwide, Inc	7,906
9,100	e	Tim Hortons, Inc (Toronto)	474
2,200		Universal Technical Institute, Inc	30
11,685		Whitbread plc	429

		TOTAL CONSUMER SERVICES	141,076

DIVERSIFIED FINANCIALS - 3.0%
4,200	e	Aeon Credit Service Co Ltd	90
251,412	*	American Capital Ltd	2,851
763,041		American Express Co	43,388
196,682		Ameriprise Financial, Inc	11,150
12,499		Ares Capital Corp	214
1,355,087		Bank of New York Mellon Corp	30,653
146,733		BlackRock, Inc	26,162
618,093		Capital One Financial Corp	35,237
1,431,454		Charles Schwab Corp	18,308
310,655		CME Group, Inc	17,801
1,362	e	Cohen & Steers, Inc	40
69,415		Deutsche Boerse AG.	3,841
684,553		Discover Financial Services	27,197
17,544		Eaton Vance Corp	508
51,550		Evercore Partners, Inc (Class A)	1,392
243,881		Franklin Resources, Inc	30,503
91,164	*	IntercontinentalExchange, Inc	12,162
1,750	*	International Assets Holding Corp	33
508,141		Invesco Ltd	12,698
3,030	*	Investment Technology Group, Inc	26
61,166		Janus Capital Group, Inc	577
1,570	e	KBW, Inc	26
60,728		Kinnevik Investment AB (Series B)	1,262
62,663		Legg Mason, Inc	1,547
7,400	e	Main Street Capital Corp	218
26,620		Mitsubishi UFJ Lease & Finance Co Ltd	1,121
76,231		Nasdaq Stock Market, Inc	1,776
135,919	*	NewStar Financial, Inc	1,630
240,120		Northern Trust Corp	11,145
250,268		NYSE Euronext	6,169
22,527	*,e	PHH Corp	458
8,995	e	Prospect Capital Corp	104
15,778	*	Safeguard Scientifics, Inc	248
489,115		State Street Corp	20,523
5,000	*	SWS Group, Inc	31
287,043		T Rowe Price Group, Inc	18,170
16,754	e	Triangle Capital Corp	430

		TOTAL DIVERSIFIED FINANCIALS	339,689

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

ENERGY - 5.6%
40,000		Acergy S.A.	$924
46,000		Aker Kvaerner ASA	876
6,000		Alon USA Energy, Inc	82
52,019		AMEC plc	965
315,610		Apache Corp	27,291
45,500	e	ARC Energy Trust	1,106
13,661	*	Atwood Oceanics, Inc	621
23,645	*,e	Basic Energy Services, Inc	265
854,626		BG Group plc	17,293
14,483	*,e	C&J Energy Services, Inc	288
7,080	*,e	Cal Dive International, Inc	11
270,701	*	Cameron International Corp	15,179
24,454	e	CARBO Ceramics, Inc	1,539
14,005	*,e	Carrizo Oil & Gas, Inc	350
287,400	e	Cenovus Energy, Inc (Toronto)	10,030
165,841	*	Cheniere Energy, Inc	2,579
98,049		Cimarex Energy Co	5,741
260,946	*,e	Clean Energy Fuels Corp	3,437
50,627	*,e	Compagnie Generale de Geophysique S.A.	1,626
31,699	*	Comstock Resources, Inc	583
29,437	*	Concho Resources, Inc	2,789
46,605	*	Contango Oil & Gas Co	2,290
146,657	*	Continental Resources, Inc	11,278
163,000	e	Cosmo Oil Co Ltd	300
57,300	e	Crescent Point Energy Corp	2,537
190,536		Crosstex Energy, Inc	2,673
17,312	*	CVR Energy, Inc	636
124,890	*	CVR Energy, Inc (Contingent value right)	843
11,452	*	Dawson Geophysical Co	289
2,500		Delek US Holdings, Inc	64
486,380	*	Denbury Resources, Inc	7,860
430,963	*	Devon Energy Corp	26,073
11,995	*	Dresser-Rand Group, Inc	661
290,374	e	Enbridge, Inc	11,342
1,150		Energen Corp	60
72,600	e	Enerplus Resources Fund	1,204
624,899	e	ENI S.p.A.	13,700
325,952		EOG Resources, Inc	36,523
320,742		Equitable Resources, Inc	18,924
11,351	*	Exterran Holdings, Inc	230
306,614	*	FMC Technologies, Inc	14,197
19,000		Fugro NV	1,291
183,458		Galp Energia SGPS S.A.	2,972
4,321	*	Geospace Technologies Corp	529
65,141	*,e	Goodrich Petroleum Corp	823
22,906		Gulf Island Fabrication, Inc	638
187,072	*	Hercules Offshore, Inc	913
366,724		Hess Corp	19,700
155,177	*	Hornbeck Offshore Services, Inc	5,687
16,000		Idemitsu Kosan Co Ltd	1,309

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

670		Inpex Holdings, Inc	$3,983
60,455	*	ION Geophysical Corp	420
44,211	*	Key Energy Services, Inc	309
5,994	*	Kinder Morgan Management LLC	458
676,402	*	Kodiak Oil & Gas Corp	6,331
749,902		Marathon Oil Corp	22,175
120,000		Marathon Petroleum Corp	6,551
6,367	*	Matrix Service Co	67
458,618		National Oilwell Varco, Inc	36,741
3,769	*	Natural Gas Services Group, Inc	56
126,731	e	Neste Oil Oyj	1,665
260,977		Nexen, Inc	6,610
180,694		Noble Corp	6,465
297,640		Noble Energy, Inc	27,594
29,282	*,e	Northern Oil And Gas, Inc	498
21,344	*	Oasis Petroleum, Inc	629
38,856		Oceaneering International, Inc	2,147
28,748	*	Oil States International, Inc	2,284
209,409		OMV AG.	7,336
575,443		Origin Energy Ltd	6,742
64,100		Pacific Rubiales Energy Corp (Toronto)	1,532
116,848	*	Parker Drilling Co	494
37,146	*	PDC Energy, Inc	1,175
141,200	e	Penn West Energy Trust	2,009
68,060	*	Petroquest Energy, Inc	457
87,693	*	Pioneer Energy Services Corp	683
202,264	e	Pioneer Natural Resources Co	21,116
37,029	*	Plains Exploration & Production Co	1,387
282,498		Questar Market Resources, Inc	8,944
150,641	*,e	Quicksilver Resources, Inc	616
143,996		Range Resources Corp	10,061
987,020	*	Rentech, Inc	2,428
328,769		Repsol YPF S.A.	6,389
36,777	*	Rex Energy Corp	491
48,811		Saipem S.p.A.	2,352
467,068		Santos Ltd	5,480
894		SEACOR Holdings, Inc	75
58,600		Showa Shell Sekiyu KK	310
337,955	*	Southwestern Energy Co	11,754
954,987		Spectra Energy Corp	28,038
108,961		St. Mary Land & Exploration Co	5,896
403,405		Statoil ASA	10,411
430,104		Suncor Energy, Inc	14,149
73,725	e	Sunoco, Inc	3,453
88,722	*	Superior Energy Services	1,821
471,100		Talisman Energy, Inc	6,297
22,440		Technip S.A.	2,493
159,456		Tenaris S.A.	3,263
5,071	*	Tetra Technologies, Inc	31
8,436		Tidewater, Inc	409
262,191		Tullow Oil plc	5,816
80,823	*,e	Ultra Petroleum Corp	1,776

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

46,868	*	Unit Corp	$1,945
25,000	*,e	Vantage Drilling Co	46
933,272	*	Weatherford International Ltd	11,834
320,238	e	Western Refining, Inc	8,384
130,361	*	Whiting Petroleum Corp	6,177
443,674		Williams Cos, Inc	15,515

		TOTAL ENERGY	623,689

FOOD & STAPLES RETAILING - 0.8%
173,400	e	Aeon Co Ltd	1,958
179,256		Carrefour S.A.	3,718
844		Casey’s General Stores, Inc	48
13,576		Casino Guichard Perrachon S.A.	1,201
5,000	e	Colruyt S.A.	218
31,318		Delhaize Group	1,210
177,850		Distribuidora Internacional de Alimentacion S.A.	982
275,568		J Sainsbury plc	1,549
59,300		Jeronimo Martins SGPS S.A.	990
6,988	e	Kesko Oyj (B Shares)	198
316,657		Koninklijke Ahold NV	3,966
377,848		Kroger Co	8,895
11,800	e	Lawson, Inc	906
42,800	e	Loblaw Cos Ltd	1,487
57,100		Metcash Ltd	209
68,666		Metro AG.	2,057
12,200	e	Metro, Inc	725
2,263		Pricesmart, Inc	171
316,705	e	Safeway, Inc	5,096
149,700		Seven & I Holdings Co Ltd	4,587
18,582		Spartan Stores, Inc	284
807,032		Sysco Corp	25,236
1,918,076		Tesco plc	10,300
1,270	*	United Natural Foods, Inc	74
93,077		Whole Foods Market, Inc	9,066
386,938		WM Morrison Supermarkets plc	1,784
265,072		Woolworths Ltd	7,893

		TOTAL FOOD & STAPLES RETAILING	94,808

FOOD, BEVERAGE & TOBACCO - 2.7%
161,000		Ajinomoto Co, Inc	2,522
51,945		Aryzta AG.	2,493
191,588		Associated British Foods plc	3,992
16,050		Bunge Ltd	1,076
2,423	e	Calavo Growers, Inc	61
320,129	e	Campbell Soup Co	11,147
189,544		Coca Cola Hellenic Bottling Co S.A.	3,537
82,800		Coca-Cola Amatil Ltd	1,162
131,532		ConAgra Foods, Inc	3,629
19,775	*	Darling International, Inc	362
30,775		Dr Pepper Snapple Group, Inc	1,370
9,693		Flowers Foods, Inc	196
808,796		General Mills, Inc	32,231

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

70,022	*,e	Green Mountain Coffee Roasters, Inc	$1,663
171,325		Groupe Danone	10,541
442,005		H.J. Heinz Co	24,730
5,759	*	Hain Celestial Group, Inc	363
141,323		Hillshire Brands Co	3,785
21,922		Hormel Foods Corp	641
39,791		J.M. Smucker Co	3,435
551,312		Kellogg Co	28,481
28,997		Kerry Group plc (Class A)	1,485
31,000		Kikkoman Corp	423
1,188,820		Kraft Foods, Inc (Class A)	49,158
3,503		Lancaster Colony Corp	257
458		Lindt & Spruengli AG.	1,449
21		Lindt & Spruengli AG. (Reg)	758
24,873		McCormick & Co, Inc	1,543
74,148		Mead Johnson Nutrition Co	5,434
13,000		Nippon Meat Packers, Inc	167
39,000	e	Nisshin Seifun Group, Inc	479
14,500	e	Nissin Food Products Co Ltd	568
857,662		PepsiCo, Inc	60,697
29,100	e	Saputo, Inc	1,251
13,800		Suedzucker AG.	489
12,546		Tate & Lyle plc	135
11,426	e	Tootsie Roll Industries, Inc	308
2,939	*	TreeHouse Foods, Inc	154
405,114		Unilever NV	14,368
481,826		Unilever plc	17,592
81,300		Viterra, Inc	1,332
42,800	e	Yakult Honsha Co Ltd	2,029
6,000		Yamazaki Baking Co Ltd	80

		TOTAL FOOD, BEVERAGE & TOBACCO	297,573

HEALTH CARE EQUIPMENT & SERVICES - 1.8%
450,512		Aetna, Inc	17,840
8,037	*	Align Technology, Inc	297
14,334	*	Amerigroup Corp	1,311
10,800	*	Amsurg Corp	307
609,052		Baxter International, Inc	36,702
322,043		Becton Dickinson & Co	25,300
54,777	*	Centene Corp	2,049
4,495		Chemed Corp	311
186,841		Cigna Corp	8,813
9,815	*	Conceptus, Inc	199
700	*	Cyberonics, Inc	37
5,764		Dentsply International, Inc	220
15,359	*	Edwards Lifesciences Corp	1,649
12,050	*	Greatbatch, Inc	293
2,187	*	Haemonetics Corp	175
18,890	*	Henry Schein, Inc	1,497
72,540		Hill-Rom Holdings, Inc	2,108
10,561	*	HMS Holdings Corp	353
119,951		Humana, Inc	8,415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,185	*	ICU Medical, Inc	$72
45,302	*	Idexx Laboratories, Inc	4,501
2,446		Invacare Corp	35
61,900	*	Inverness Medical Innovations, Inc	1,206
6,078	*	LHC Group, Inc	112
58,522	*	LifePoint Hospitals, Inc	2,504
10,330	*,e	MAKO Surgical Corp	180
1,730	*	MedAssets, Inc	31
5,257	*	Medidata Solutions, Inc	218
953,308		Medtronic, Inc	41,108
55,639	*	Molina Healthcare, Inc	1,399
8,672	*	MWI Veterinary Supply, Inc	925
14,388	*	Natus Medical, Inc	188
1,976	*	NuVasive, Inc	45
2,364	*	NxStage Medical, Inc	31
3,000	*	Omnicell, Inc	42
7,475	*	OraSure Technologies, Inc	83
2,718		Owens & Minor, Inc	81
5,380	*	Palomar Medical Technologies, Inc	51
86,208		Patterson Cos, Inc	2,952
4,910		Quality Systems, Inc	91
39,293		Resmed, Inc	1,590
3,688	*	Sirona Dental Systems, Inc	210
56,398		Sonic Healthcare Ltd	790
36,974		STERIS Corp	1,311
4,400	e	Suzuken Co Ltd	146
7,700		Sysmex Corp	370
438,368		WellPoint, Inc	25,430
2,100	*,e	Wright Medical Group, Inc	46

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	193,624

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
4		Avon Products, Inc	0^
9,680		Beiersdorf AG.	711
37,182		Clorox Co	2,679
385,277		Colgate-Palmolive Co	41,309
281,616		Estee Lauder Cos (Class A)	17,338
210		Henkel KGaA	14
156,880		Henkel KGaA (Preference)	12,497
23,052		Herbalife Ltd	1,093
181,200	e	Kao Corp	5,328
404,665		Kimberly-Clark Corp	34,712
63,795		L’Oreal S.A.	7,888
44,575	*	Medifast, Inc	1,166
16,029	e	Nu Skin Enterprises, Inc (Class A)	622
1,289,262		Procter & Gamble Co	89,424
152,666		Reckitt Benckiser Group plc	8,796
3,300	*	Schiff Nutrition International, Inc	80
145,090		Svenska Cellulosa AB (B Shares)	2,697

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	226,354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

INSURANCE - 3.5%
441,515		ACE Ltd	$33,379
600,257		Aflac, Inc	28,740
4,400		American Equity Investment Life Holding Co	51
1,540,887		AMP Ltd	6,884
1,200	e	Amtrust Financial Services, Inc	31
61,969	*	Arch Capital Group Ltd	2,583
13,380		Arthur J. Gallagher & Co	479
131,054		Aspen Insurance Holdings Ltd	3,996
421,903		Assicurazioni Generali S.p.A.	6,082
94,531		Assurant, Inc	3,526
30,787		Axis Capital Holdings Ltd	1,075
879,757	*	Berkshire Hathaway, Inc (Class B)	77,595
420,453		Chubb Corp	32,072
444,576		Cincinnati Financial Corp	16,845
280,593		CNP Assurances	3,662
102,203		Delta Lloyd NV	1,554
1,400		Donegal Group, Inc (Class A)	20
4,146	*	eHealth, Inc	78
2,400		Employers Holdings, Inc	44
54,550		Endurance Specialty Holdings Ltd	2,100
11,630		First American Financial Corp	252
608,847	*	Genworth Financial, Inc (Class A)	3,184
3,500	*	Hilltop Holdings, Inc	44
588,027		Insurance Australia Group Ltd	2,652
1,916		Kemper Corp	59
4,990	*	Markel Corp	2,288
36,551		Marsh & McLennan Cos, Inc	1,240
4,850		Meadowbrook Insurance Group, Inc	37
123,177		Montpelier Re Holdings Ltd	2,726
75,286		Muenchener Rueckver AG.	11,772
59,105	*	National Financial Partners Corp	999
700	*	Navigators Group, Inc	34
2,849,807		Old Mutual plc	7,840
13,746		PartnerRe Ltd	1,021
21,807	*	Phoenix Cos, Inc	669
56,579		Platinum Underwriters Holdings Ltd	2,312
2,297		Primerica, Inc	66
357,357		Principal Financial Group	9,627
2,039		ProAssurance Corp	184
929,925		Progressive Corp	19,287
42,513		Protective Life Corp	1,114
523,933		Prudential Financial, Inc	28,560
912,978		Prudential plc	11,855
5,153		RenaissanceRe Holdings Ltd	397
1,421		RLI Corp	95
2,022,246	e	Royal & Sun Alliance Insurance Group plc	3,615
900		Safety Insurance Group, Inc	41
6,001		SeaBright Insurance Holdings, Inc	66
2,400		Selective Insurance Group, Inc	46
2,490		Stancorp Financial Group, Inc	78
1,244,153		Standard Life plc	5,492
13,455		Stewart Information Services Corp	271

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

169,853		Swiss Re Ltd	$10,929
177,900		T&D Holdings, Inc	1,921
489,343		Travelers Cos, Inc	33,403
800		TrygVesta AS	52

		TOTAL INSURANCE	385,024

MATERIALS - 4.0%
70,158		Agnico-Eagle Mines Ltd	3,640
23,600		Agrium, Inc (Toronto)	2,449
96,390		Air Liquide	11,948
308,797		Air Products & Chemicals, Inc	25,538
21,000		Air Water, Inc	257
23,600		Akzo Nobel NV	1,333
744,736		Alcoa, Inc	6,591
63,652		Allegheny Technologies, Inc	2,030
148,535	*,e	Allied Nevada Gold Corp	5,802
1,698,817	e	Alumina Ltd	1,479
128,690		AMCOL International Corp	4,360
92,400		Amcor Ltd	741
335,241		Antofagasta plc	6,856
26,351		Aptargroup, Inc	1,363
232,000	e	Asahi Kasei Corp	1,196
63,073		Ball Corp	2,669
132,610		BASF AG.	11,205
48,884		Bemis Co, Inc	1,538
4,600		Boise, Inc	40
244,955	e	Boliden AB	4,097
19,427	e	Boral Ltd	77
56,508		Buckeye Technologies, Inc	1,812
8,161		Carpenter Technology Corp	427
44,916		Celanese Corp (Series A)	1,703
2,372	*	Clearwater Paper Corp	98
211,732		Cleveland-Cliffs, Inc	8,285
174,133	*	Coeur d’Alene Mines Corp	5,020
131,361		Commercial Metals Co	1,734
14,183		Compass Minerals International, Inc	1,058
295,427		CRH plc	5,674
17,000	e	Daido Steel Co Ltd	79
5,617		Domtar Corp	440
9,400		DSM NV	469
36,695		Eastman Chemical Co	2,092
431,791		Ecolab, Inc	27,984
5,690	*	Ferro Corp	20
646,464	e	Fletcher Building Ltd	3,721
33,738	*,e	Flotek Industries, Inc	427
958,826	e	Fortescue Metals Group Ltd	3,437
10,900	*,e	Franco-Nevada Corp	643
72,620		Fresnillo plc	2,180
74,210	*	General Moly, Inc	235
2,179		Givaudan S.A.	2,069
2,623		Globe Specialty Metals, Inc	40
94,290		H.B. Fuller Co	2,893

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

48,214		HeidelbergCement AG.	$2,532
50,000	e	Hitachi Metals Ltd	445
3,600		Holmen AB (B Shares)	98
900		Imerys S.A.	53
23,190		Innophos Holdings, Inc	1,124
9,797		International Flavors & Fragrances, Inc	584
238,995		International Paper Co	8,680
10,464		Johnson Matthey plc	409
48,900	e	JSR Corp	800
77,699		K&S AG.	3,828
38,000	e	Kaneka Corp	183
438,100		Kinross Gold Corp	4,483
643,000	*,e	Kobe Steel Ltd	509
7,764	*	Kraton Polymers LLC	203
10,783	e	Kronos Worldwide, Inc	161
58,000	e	Kuraray Co Ltd	659
46,374		Linde AG.	7,993
100,634	e	Lonmin plc	909
173,029	*	Louisiana-Pacific Corp	2,163
617,655		LyondellBasell Industries AF S.C.A	31,907
64,942	*	McEwen Mining, Inc	298
212,757		MeadWestvaco Corp	6,510
26,544		Minerals Technologies, Inc	1,883
330,500	e	Mitsubishi Chemical Holdings Corp	1,262
48,000		Mitsubishi Gas Chemical Co, Inc	241
120,960	e	Mitsui Chemicals, Inc	236
36,615	*,e	Molycorp, Inc	421
2,100		Myers Industries, Inc	33
2,220		Neenah Paper, Inc	64
287,983		Newcrest Mining Ltd	8,658
2,166,000	*,e	Nippon Steel Corp	4,435
31,500		Nitto Denko Corp	1,499
996,190		Norsk Hydro ASA	4,681
31,650		Novozymes AS	873
532,256		Nucor Corp	20,365
6,000	*	Omnova Solutions, Inc	45
53,242		Orica Ltd	1,369
102,000	*	Osisko Mining Corp	1,011
64,561	*	Owens-Illinois, Inc	1,211
244,656		Oxiana Ltd	1,698
11,843		PolyOne Corp	196
123,900		Potash Corp of Saskatchewan Toronto	5,385
316,008		Praxair, Inc	32,826
1,380		Quaker Chemical Corp	64
43,300		Rexam plc	305
6,623		Rock-Tenn Co (Class A)	478
15,925		Rockwood Holdings, Inc	742
144,474		Royal Gold, Inc	14,428
6,424	*	RTI International Metals, Inc	154
34,094		Salzgitter AG.	1,319
850		Schnitzer Steel Industries, Inc (Class A)	24
18,931		Sealed Air Corp	293

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

17,916		Sherwin-Williams Co	$2,668
92,200	e	Shin-Etsu Chemical Co Ltd	5,182
215,146		Sigma-Aldrich Corp	15,484
802		Sika AG.	1,636
90,000		Silver Wheaton Corp	3,578
76,875	e	Sims Group Ltd	760
10,200		Solvay S.A.	1,182
107,012		Sonoco Products Co	3,316
116,207	e	Ssab Svenskt Stal AB (Series A)	827
600		Stepan Co	58
74,982	*	Stillwater Mining Co	884
334,517		Stora Enso Oyj (R Shares)	2,084
360,000	e	Sumitomo Chemical Co Ltd	917
1,555,000	e	Sumitomo Metal Industries Ltd	2,282
374,000		Sumitomo Metal Mining Co Ltd	4,705
29,857	*	SunCoke Energy, Inc	481
18,285		Syngenta AG.	6,840
42,000	e	Taiyo Nippon Sanso Corp	221
248,600		Teck Cominco Ltd	7,336
74,000	e	Teijin Ltd	181
1,300	*	Texas Petrochemicals, Inc	53
49,562	e	Titanium Metals Corp	636
305,000	e	Toray Industries, Inc	1,804
41,000	e	Tosoh Corp	78
117,300		Toyo Seikan Kaisha Ltd	1,253
69,914		Tredegar Corp	1,240
268,000		UBE Industries Ltd	575
15,649	e	Umicore	819
198,855		UPM-Kymmene Oyj	2,255
60,125		Valspar Corp	3,373
10,526	e	Wacker Chemie AG.	677
10,800		Wausau Paper Corp	100
14,852	e	Westlake Chemical Corp	1,085
300,696	*	Worthington Industries, Inc	6,513
749,523		Xstrata plc	11,628
320,500	e	Yamana Gold, Inc	6,122

		TOTAL MATERIALS	447,312

MEDIA - 1.5%
5,927		Arbitron, Inc	225
217,810		British Sky Broadcasting plc	2,614
185,416		Cablevision Systems Corp (Class A)	2,939
19,805		Cinemark Holdings, Inc	444
10,955		Clear Channel Outdoor Holdings, Inc (Class A)	66
2,120	*,e	Digital Generation, Inc	24
432,040	*	Discovery Communications, Inc (Class A)	25,763
57,029	*	Discovery Communications, Inc (Class C)	3,196
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	1,006
22,935	*	Fisher Communications, Inc	843
1,900		JC Decaux S.A.	43
10,069		John Wiley & Sons, Inc (Class A)	463
235,872	*	Journal Communications, Inc (Class A)	1,227

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

15,813		Lagardere S.C.A.	$432
296,476	*	Liberty Global, Inc (Class A)	18,011
4,213	*	Liberty Global, Inc (Series C)	238
4,052	*	Liberty Interactive LLC	422
18,676	e	Martha Stewart Living Omnimedia, Inc (Class A)	57
35,966	*,e	McClatchy Co (Class A)	80
1,500		Modern Times Group AB (B Shares)	66
228,929	*	New York Times Co (Class A)	2,234
551,411		Pearson plc	10,779
18,429		ProSiebenSat.1 Media AG.	465
1,550		Scholastic Corp	49
15,051		Scripps Networks Interactive (Class A)	922
1,067,000	e	Singapore Press Holdings Ltd	3,532
200,961	e	Thomson Corp (Toronto)	5,809
386,105		Time Warner Cable, Inc	36,702
301,906		Time Warner, Inc	13,685
52,156	*,e	Valassis Communications, Inc	1,288
358,951	e	Virgin Media, Inc	10,568
20,310	e	Washington Post Co (Class B)	7,373
46,200		Wolters Kluwer NV	868
683,960		WPP plc	9,316

		TOTAL MEDIA	161,749

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
897,260		Abbott Laboratories	61,516
1,969	*	Acorda Therapeutics, Inc	50
17,804	*,e	Affymetrix, Inc	77
375,014		Agilent Technologies, Inc	14,419
107,729	*	Akorn, Inc	1,424
152,572	*	Ariad Pharmaceuticals, Inc	3,696
7,946	*	Arqule, Inc	41
174,280	e	Astellas Pharma, Inc	8,832
13,554	*	Auxilium Pharmaceuticals, Inc	332
14,449	*	BioCryst Pharmaceuticals, Inc	61
249,076	*	Biogen Idec, Inc	37,170
57,262		Biovail Corp (Toronto)	3,160
1,235,781		Bristol-Myers Squibb Co	41,708
8,887	*,e	Cadence Pharmaceuticals, Inc	35
9,467	*	Cambrex Corp	111
57,720	*	Cepheid, Inc	1,992
180,400		Chugai Pharmaceutical Co Ltd	3,781
19,300	e	Dainippon Sumitomo Pharma Co Ltd	212
49,400	e	Eisai Co Ltd	2,225
130,212	*	Endo Pharmaceuticals Holdings, Inc	4,130
4,664	*	Genomic Health, Inc	162
29,826	*,e	Geron Corp	51
669,860	*	Gilead Sciences, Inc	44,432
963,615		GlaxoSmithKline plc	22,243
4,270	*,e	Immunogen, Inc	62
15,329	*,e	Immunomedics, Inc	54
117,675	*,e	Incyte Corp	2,124
1,276,850		Johnson & Johnson	87,987

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

145,415	*	Life Technologies Corp	$7,108
1,595,664		Merck & Co, Inc	71,963
22,815		Merck KGaA	2,816
2,769	*	Momenta Pharmaceuticals, Inc	40
243,310	*,e	Nektar Therapeutics	2,599
83,237	*	Neurocrine Biosciences, Inc	664
429,250		Novartis AG.	26,272
122,745		Novo Nordisk AS (Class B)	19,317
13,693	*	Onyx Pharmaceuticals, Inc	1,157
170,097	e	PDL BioPharma, Inc	1,308
12,565		PerkinElmer, Inc	370
27,366	*	Progenics Pharmaceuticals, Inc	79
134,425		Roche Holding AG.	25,144
83,791	*	Salix Pharmaceuticals Ltd	3,548
38,313	*,e	Sangamo Biosciences, Inc	233
7,000		Santen Pharmaceutical Co Ltd	321
16,464	*,e	SIGA Technologies, Inc	53
1,297	*,e	Synta Pharmaceuticals Corp	10
232,800	e	Takeda Pharmaceutical Co Ltd	10,711
6,504		Techne Corp	468
3,140	*,e	Theravance, Inc	81
1,800	e	Tsumura & Co	56
16,960	*	United Therapeutics Corp	948
18,309	*	Vertex Pharmaceuticals, Inc	1,024
10,081	*	Viropharma, Inc	305
251,453	*,e	Vivus, Inc	4,481
61,330	*	Waters Corp	5,111
10,632	*	Xenoport, Inc	122

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	528,396

REAL ESTATE - 2.2%
58,900		Aeon Mall Co Ltd	1,438
338,303		AMB Property Corp	11,851
10,892		American Campus Communities, Inc	478
479,522		American Tower Corp	34,233
1,318,960	e	Annaly Capital Management, Inc	22,211
120,047		Boston Properties, Inc	13,278
248,240		British Land Co plc	2,097
3,498,000		CapitaMall Trust	5,737
195,955	*	CBRE Group, Inc	3,608
192,000		CFS Gandel Retail Trust	383
12,843		Colonial Properties Trust	270
207,000		Daiwa House Industry Co Ltd	2,999
2,200,199		DB RREEF Trust	2,163
22,121	e	Douglas Emmett, Inc	510
165,551		Duke Realty Corp	2,434
17,634		Federal Realty Investment Trust	1,857
300,754	*	First Industrial Realty Trust, Inc	3,952
2,732	*	Forest City Enterprises, Inc (Class A)	43
15,042		Gecina S.A.	1,539
435,396		GPT Group (ASE)	1,531
533,654		HCP, Inc	23,737

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

96,553		Health Care REIT, Inc	$5,576
12,227	e	Healthcare Realty Trust, Inc	282
736,502	e	Host Marriott Corp	11,821
291,636		Land Securities Group plc	3,594
16,682	e	LaSalle Hotel Properties	445
59,200		Lend Lease Corp Ltd	480
381,212		Liberty International plc	2,019
37,196	e	Liberty Property Trust	1,348
54,403		Macerich Co	3,113
160,440		Macquarie Goodman Group	656
12,227		Mid-America Apartment Communities, Inc	799
726,832		Mirvac Group	1,075
305,810		Mitsui Fudosan Co Ltd	6,111
13,546		Post Properties, Inc	650
700		PS Business Parks, Inc	47
269,490	e	RAIT Investment Trust	1,415
5,196		Regency Centers Corp	253
623,984		Segro plc	2,292
259,885		Simon Property Group, Inc	39,452
1,155,410		Stockland Trust Group	3,986
35,276		Unibail	7,029
92,125		Ventas, Inc	5,735
146,822		Vornado Realty Trust	11,900

		TOTAL REAL ESTATE	246,427

RETAILING - 2.4%
8,224		Aaron’s, Inc	229
16,615		Advance Auto Parts, Inc	1,137
127,624		American Eagle Outfitters, Inc	2,690
32,439	*	Ann Taylor Stores Corp	1,224
48,977	*	Autozone, Inc	18,105
19,109	*,e	Barnes & Noble, Inc	244
214,041	*	Bed Bath & Beyond, Inc	13,485
211,574		Best Buy Co, Inc	3,637
810	*,e	Blue Nile, Inc	30
7,961	*	Cabela’s, Inc	435
11,600	e	Canadian Tire Corp Ltd	835
81,708	*	Carmax, Inc	2,312
21,040	*	Collective Brands, Inc	457
12,500		Fast Retailing Co Ltd	2,903
7,165		Finish Line, Inc (Class A)	163
67,898		Foot Locker, Inc	2,410
511,369		Gap, Inc	18,297
5,856	*	Genesco, Inc	391
262,371		Genuine Parts Co	16,012
23,293		GNC Holdings, Inc	908
2,200		Haverty Furniture Cos, Inc	31
259,489		Hennes & Mauritz AB (B Shares)	9,031
39,551		HSN, Inc	1,940
56,720		Inditex S.A.	7,048
51,825	e	JC Penney Co, Inc	1,259
417,700		Kingfisher plc	1,786

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

235,947		Kohl’s Corp	$12,084
2,891,620		Li & Fung Ltd	4,459
488,401	*	Liberty Media Holding Corp (Interactive A)	9,036
4,757		Lithia Motors, Inc (Class A)	158
19,712	*	LKQ Corp	365
1,110,793		Lowe’s Companies, Inc	33,590
203,285		Macy’s, Inc	7,648
210,991		Marks & Spencer Group plc	1,218
6,288	*	New York & Co, Inc	24
6,625		Next plc	370
66,728		Nordstrom, Inc	3,682
150,056	*	Office Depot, Inc	384
25,011		OfficeMax, Inc	195
9,311	*	O’Reilly Automotive, Inc	779
39,348		Petsmart, Inc	2,714
35,119		Pier 1 Imports, Inc	658
19,551	e	RadioShack Corp	47
16,391		Ross Stores, Inc	1,059
23,447	*	Sally Beauty Holdings, Inc	588
2,700		Shoe Carnival, Inc	64
9,136	*,e	Shutterfly, Inc	284
14,679		Signet Jewelers Ltd	716
594,896	e	Staples, Inc	6,853
3,300		Stein Mart, Inc	28
602,612		Target Corp	38,247
16,714		Tiffany & Co	1,034
788,159		TJX Companies, Inc	35,301
10,000	*	Tuesday Morning Corp	66
11,100	e	Yamada Denki Co Ltd	487

		TOTAL RETAILING	269,137

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
80,003	*	Advanced Energy Industries, Inc	986
1,090,384	*,e	Advanced Micro Devices, Inc	3,675
124,983		Analog Devices, Inc	4,898
2,144,668		Applied Materials, Inc	23,945
106,924		ASML Holding NV	5,719
7,922		Cabot Microelectronics Corp	278
15,582	*	Cirrus Logic, Inc	598
3,235	*	Cymer, Inc	165
22,358		Cypress Semiconductor Corp	240
2,380	*	Diodes, Inc	40
114,773	*	Entegris, Inc	933
7,010	*,e	GT Solar International, Inc	38
7,300	*	Integrated Device Technology, Inc	43
2,538,832		Intel Corp	57,580
6,138	*	International Rectifier Corp	102
11,438		Intersil Corp (Class A)	100
4,049	*	IXYS Corp	40
21,682	*	Lam Research Corp	689
60,054	*	Lattice Semiconductor Corp	230
27,338	*	LTX-Credence Corp	157

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,840		Micrel, Inc	$40
14,625	e	Microchip Technology, Inc	479
2,671	*	Microsemi Corp	54
9,990	*,e	Mindspeed Technologies, Inc	35
20,792		MKS Instruments, Inc	530
605,663	*	Nvidia Corp	8,080
18,941	*	Omnivision Technologies, Inc	264
541,931	*	ON Semiconductor Corp	3,344
1,300		Power Integrations, Inc	40
4,329	*,e	Rambus, Inc	24
88,030	*	RF Micro Devices, Inc	348
21,400		Rohm Co Ltd	721
9,021	*	Rudolph Technologies, Inc	95
23,614	*	Sigma Designs, Inc	156
97,903	*	Skyworks Solutions, Inc	2,307
266,513		STMicroelectronics NV	1,438
141,552	*,e	SunPower Corp	638
40,230	*	Teradyne, Inc	572
1,178,654		Texas Instruments, Inc	32,472
41,101	*	Triquint Semiconductor, Inc	208
12,987	*	Ultratech, Inc	408

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	152,709

SOFTWARE & SERVICES - 4.6%
602,161		Accenture plc	42,169
528,194	*	Adobe Systems, Inc	17,145
1,660	*	Advent Software, Inc	41
21,351	*	AOL, Inc	752
201,046	*	Autodesk, Inc	6,709
7,303	*	Blucora, Inc	130
128,405		Broadridge Financial Solutions, Inc	2,996
485,524		CA, Inc	12,510
24,502	*	Cadence Design Systems, Inc	315
24,400	*,e	CGI Group, Inc	655
103,104	*	Citrix Systems, Inc	7,895
421,935	*	Cognizant Technology Solutions Corp (Class A)	29,502
47,900		Computershare Ltd	411
124,867	*	Compuware Corp	1,237
20,058		Convergys Corp	314
94,949		Earthlink, Inc	676
2,100		EPIQ Systems, Inc	28
6,214		Factset Research Systems, Inc	599
5,718		Fair Isaac Corp	253
30,365	*	Fortinet, Inc	733
13,395		Global Payments, Inc	560
123,129	*	Google, Inc (Class A)	92,901
2,815	*,e	Higher One Holdings, Inc	38
91,530	*	Informatica Corp	3,186
484,367		International Business Machines Corp	100,482
429,499		Intuit, Inc	25,289
1,740	e	j2 Global, Inc	57
1,810	*	JDA Software Group, Inc	58

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

24,152	*	Knot, Inc	$202
28,341	*	Liquidity Services, Inc	1,423
7,188		ModusLink Global Solutions, Inc	27
6,962	*	NetSuite, Inc	444
19,743	*	NeuStar, Inc (Class A)	790
165,999		NIC, Inc	2,457
10,700		Nomura Research Institute Ltd	221
204	e	NTT Data Corp	640
28,887	*	Nuance Communications, Inc	719
3,900	*	Open Text Corp	215
6,221	*,e	OpenTable, Inc	259
2,066,588		Oracle Corp	65,077
7,887	*	Rovi Corp	114
188,322	*	Salesforce.com, Inc	28,755
228,532		SAP AG.	16,263
10,057	*	Seachange International, Inc	79
15,466	*	SolarWinds, Inc	862
2,000	*	SPS Commerce, Inc	77
948,597	*	Symantec Corp	17,075
20,999	*	Teradata Corp	1,584
18,709	*	Ultimate Software Group, Inc	1,910
16,010	*	Unisys Corp	333
14,487	*	Valueclick, Inc	249
1,888,418	*	Yahoo!, Inc	30,167

		TOTAL SOFTWARE & SERVICES	517,583

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
57,056	*,e	Acme Packet, Inc	976
8,103	e	Adtran, Inc	140
116,347	*,e	Aruba Networks, Inc	2,616
11,531	*	Avid Technology, Inc	109
24,158	*	Benchmark Electronics, Inc	369
900		Black Box Corp	23
36,913	*,e	Bookham, Inc	100
25,500	e	Brother Industries Ltd	236
3,303	*	Calix Networks, Inc	21
227,500		Canon, Inc	7,302
3,145,547		Cisco Systems, Inc	60,049
4,800		Cognex Corp	166
909	*	Coherent, Inc	42
208,957		Corning, Inc	2,747
147,371	*	Cray, Inc	1,872
2,036,538		Dell, Inc	20,080
4,840	*	Digi International, Inc	49
3,605	*	DTS, Inc	84
1,630,608	*	EMC Corp	44,468
3,633		FEI Co	194
103,068	*,e	Finisar Corp	1,474
90,753	*	Flextronics International Ltd	545
186,200	e	Fuji Folms Holdings Corp	3,118
592,000	e	Fujitsu Ltd	2,222
37,319	*,e	Fusion-io, Inc	1,130

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,416,704		Hewlett-Packard Co	$24,169
5,600		Hitachi High-Technologies Corp	135
28,700	*,e	Ibiden Co Ltd	420
10,802	*	Imation Corp	60
11,854	*,e	Infinera Corp	65
43,639	*	Ingram Micro, Inc (Class A)	665
28,741	e	InterDigital, Inc	1,071
22,664	*	Intevac, Inc	138
30,066	*,e	IPG Photonics Corp	1,723
1,920	*	Itron, Inc	83
58,850		Jabil Circuit, Inc	1,102
118,500	e	Konica Minolta Holdings, Inc	912
34,600	e	Kyocera Corp	2,997
54,381	e	Lexmark International, Inc (Class A)	1,210
1,068		Littelfuse, Inc	60
900	e	Molex, Inc	24
468,260		Motorola, Inc	23,671
32,300	e	Murata Manufacturing Co Ltd	1,720
2,100		National Instruments Corp	53
7,919	*	Netgear, Inc	302
1,185,120	e	Nokia Oyj	3,076
45,500		Omron Corp	874
69,596	*	Oplink Communications, Inc	1,151
500	*	OSI Systems, Inc	39
48,940		Plantronics, Inc	1,729
1,420	*	Plexus Corp	43
100,439	*	Polycom, Inc	991
231,781	*	Power-One, Inc	1,298
705,032		Qualcomm, Inc	44,057
903,685	*	Quantum Corp	1,455
112,997	*	Radisys Corp	407
163,000	e	Ricoh Co Ltd	1,376
2,500	*	Rofin-Sinar Technologies, Inc	49
1,300	*	Scansource, Inc	42
15,000	*	ShoreTel, Inc	61
53,527	*	STEC, Inc	361
6,268	*	Super Micro Computer, Inc	75
8,445		Sycamore Networks, Inc	130
20,433	*,e	Synaptics, Inc	491
20,700	e	TDK Corp	770
4,637	*	Tech Data Corp	210
232,684		Tellabs, Inc	824
13,773	*	TTM Technologies, Inc	130
10,708	*,e	Universal Display Corp	368
2,708	*	Vishay Precision Group, Inc	38
2,622,193		Xerox Corp	19,247

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	290,004

TELECOMMUNICATION SERVICES - 1.5%
128,800	e	BCE, Inc	5,666
801,157		CenturyTel, Inc	32,366
161,417	*	Cincinnati Bell, Inc	920

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

289,770	*	Crown Castle International Corp	$18,574
594,730		France Telecom S.A.	7,202
1,648,150	e	Frontier Communications Corp	8,076
5,000	*,e	Iridium Communications, Inc	37
89,400	e	KDDI Corp	6,934
29,997	*	Level 3 Communications, Inc	689
5,326	e	NTT DoCoMo, Inc	8,605
219,990		Portugal Telecom SGPS S.A.	1,087
86,400	e	Rogers Communications, Inc (Class B)	3,498
23,411	*	SBA Communications Corp (Class A)	1,473
166,700	*,e	Softbank Corp	6,740
3,141,599	*	Sprint Nextel Corp	17,342
2,598,797		Telecom Italia S.p.A.	2,611
42,900		Telekom Austria AG.	303
699,891		TeliaSonera AB	5,036
68,610	*	tw telecom inc (Class A)	1,789
2,448	*,e	US Cellular Corp	96
1,580		USA Mobility, Inc	19
8,830,263		Vodafone Group plc	25,092
885,752	e	Windstream Corp	8,955

		TOTAL TELECOMMUNICATION SERVICES	163,110

TRANSPORTATION - 1.4%
191,775		Abertis Infraestructuras S.A. (Continuous)	2,826
11,311	*	Alaska Air Group, Inc	397
800	*	Allegiant Travel Co	51
639,647		Auckland International Airport Ltd	1,388
104,766		Autostrade S.p.A.	1,630
24,956	*	Avis Budget Group, Inc	384
101,600	e	Canadian National Railway Co	8,990
1,437,000		Cathay Pacific Airways Ltd	2,326
30,500		Central Japan Railway Co	2,677
3		CH Robinson Worldwide, Inc	0^
1,070,310		CSX Corp	22,210
134,669		Deutsche Lufthansa AG.	1,828
534,498		Deutsche Post AG.	10,442
71,700		East Japan Railway Co	4,744
5		Expeditors International Washington, Inc	0^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	313
231	*	Genesee & Wyoming, Inc (Class A)	15
5,000	*	Hawaiian Holdings, Inc	28
5,334		Heartland Express, Inc	71
66,237	*	International Consolidated Airlines	159
1,861		International Shipholding Corp	31
7,938		J.B. Hunt Transport Services, Inc	413
153,000	*,e	Kawasaki Kisen Kaisha Ltd	192
41,000	e	Keihin Electric Express Railway Co Ltd	386
56,000	e	Keio Corp	422
103,000	e	Mitsui OSK Lines Ltd	240
2,037,197		MTR Corp	7,701
282,965		Norfolk Southern Corp	18,005
102,900	e	Odakyu Electric Railway Co Ltd	1,081

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

413,000	e	Singapore Airlines Ltd	$3,605
669,724		Southwest Airlines Co	5,872
102,000	e	Tobu Railway Co Ltd	549
228,000	e	Tokyu Corp	1,089
129,031		Transurban Group	800
160,145		Union Pacific Corp	19,010
538,354		United Parcel Service, Inc (Class B)	38,530
105,100	e	Yamato Transport Co Ltd	1,662

		TOTAL TRANSPORTATION	160,067

UTILITIES - 2.7%
5,000		Acciona S.A.	285
29,868		AGL Energy Ltd	463
4,000		American States Water Co	178
13,544		American Water Works Co, Inc	502
161,218		Atmos Energy Corp	5,770
257,758	*	Calpine Corp	4,459
9,700	e	Canadian Utilities Ltd	678
255,104		Centerpoint Energy, Inc	5,434
837,282		Centrica plc	4,431
23,077		CH Energy Group, Inc	1,505
3,130		Chesapeake Utilities Corp	148
42,300	e	Chugoku Electric Power Co, Inc	562
393,559		Cleco Corp	16,522
881,500		CLP Holdings Ltd	7,482
431,193		Consolidated Edison, Inc	25,823
211,007	*	Contact Energy Ltd	923
2,474		Empire District Electric Co	53
287,258		Enel Green Power S.p.A	487
714,259		Energias de Portugal S.A.	1,962
170,084		Gas Natural SDG S.A.	2,407
2,517,942		Hong Kong & China Gas Ltd	6,365
1,066,333		Iberdrola S.A.	4,835
337,152		Idacorp, Inc	14,589
7,771		Integrys Energy Group, Inc	406
14,132	e	ITC Holdings Corp	1,068
14,435		MDU Resources Group, Inc	318
67,199		MGE Energy, Inc	3,561
1,088,320		National Grid plc	12,005
29,147		New Jersey Resources Corp	1,333
503,865		NextEra Energy, Inc	35,436
620,350		NiSource, Inc	15,807
334,247		Northeast Utilities	12,778
20,077		Northwest Natural Gas Co	989
455,474		NV Energy, Inc	8,203
68,613		Oest Elektrizitatswirts AG. (Class A)	1,421
153,232		Oneok, Inc	7,402
1,420		Ormat Technologies, Inc	27
897,000	e	Osaka Gas Co Ltd	3,947
814,693		Pepco Holdings, Inc	15,398
486,755		PG&E Corp	20,769
208,455		Piedmont Natural Gas Co, Inc	6,770

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

11,683		Pinnacle West Capital Corp	$617
9,375		PNM Resources, Inc	197
8,428		Portland General Electric Co	228
455,571		Scottish & Southern Energy plc	10,252
254,919		Sempra Energy	16,440
23,900	e	Shikoku Electric Power Co, Inc	269
30,331		SJW Corp	768
354,000		Snam Rete Gas S.p.A.	1,570
69,460		South Jersey Industries, Inc	3,677
54,917		SP AusNet	60
50,626	e	Suez Environnement S.A.	573
27,532		TECO Energy, Inc	488
179,100		Terna Rete Elettrica Nazionale S.p.A.	668
722,790		Tokyo Gas Co Ltd	3,975
12,300	e	TransAlta Corp	188
11,190		UGI Corp	355
27,300		United Utilities Group plc	316
5,427		UNS Energy Corp	227
6,615		Vectren Corp	189
99,135		Veolia Environnement	1,067
14,905		Westar Energy, Inc	442
66,135		WGL Holdings, Inc	2,662
42,159		Wisconsin Energy Corp	1,588
98,438		Xcel Energy, Inc	2,728

		TOTAL UTILITIES	303,045

		TOTAL COMMON STOCKS	6,735,151

		(Cost $5,585,048)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%
BANKS - 0.1%
233,115	*	Federal Home Loan Mortgage Corp (FHLMC)	198
740,991	*	Federal National Mortgage Association (FNMA)	645
14,500	*	M&T Bank Corp	14,967

		TOTAL BANKS	15,810

		TOTAL PREFERRED STOCKS	15,810

		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
50,627		Cie Generale de Geophysique-Veritas	82

		TOTAL ENERGY	82

RETAILING - 0.0%
8,140		Liberty Ventures	110

		TOTAL RETAILING	110

		TOTAL RIGHTS / WARRANTS	192

		(Cost $85)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE 000

SHORT-TERM INVESTMENTS - 13.3%
TREASURY DEBT - 8.9%
$92,700,000		United States Treasury Bill	0.088%	10/11/12	$92,698
360,300,000	d	United States Treasury Bill	0.060-0.102	10/18/12	360,285
5,900,000	d	United States Treasury Bill	0.095	11/01/12	5,900
17,500,000	d	United States Treasury Bill	0.090-0.104	11/08/12	17,498
88,700,000	d	United States Treasury Bill	0.105	11/15/12	88,688
80,100,000	d	United States Treasury Bill	0.095	11/29/12	80,092
50,000,000		United States Treasury Bill	0.090	12/06/12	49,993
143,000,000	d	United States Treasury Bill	0.090-0.146	12/13/12	142,975
35,000,000		United States Treasury Bill	0.068	01/17/13	34,992
99,700,000	d	United States Treasury Bill	0.103	02/14/13	99,660
20,995,000		United States Treasury Bill	0.118	02/21/13	20,986

		TOTAL TREASURY DEBT			993,767

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%
GOVERNMENT AGENCY DEBT - 1.1%
73,000,000		Federal Home Loan Bank (FHLB)	0.115	11/09/12	72,991
20,000,000		Federal Home Loan Bank (FHLB)	0.115	11/14/12	19,997
25,000,000		Federal Home Loan Bank (FHLB)	0.075	11/30/12	24,999

		TOTAL GOVERNMENT AGENCY DEBT			117,987

TREASURY DEBT - 3.3%
30,000,000		United States Treasury Bill	0.103	10/04/12	30,000
20,000,000		United States Treasury Bill	0.057-0.075	10/11/12	20,000
44,000,000		United States Treasury Bill	0.068-0.073	10/18/12	43,999
33,000,000		United States Treasury Bill	0.040-0.104	10/25/12	32,998
23,000,000		United States Treasury Bill	0.111	11/08/12	22,997
5,000,000		United States Treasury Bill	0.090	11/29/12	4,999
53,000,000		United States Treasury Bill	0.090-0.120	12/06/12	52,992
61,000,000		United States Treasury Bill	0.093-0.100	12/13/12	60,990
15,000,000		United States Treasury Bill	0.097	12/20/12	14,997
28,000,000		United States Treasury Bill	0.145	12/27/12	27,994
50,000,000		United States Treasury Bill	0.068	01/17/13	49,989
15,000,000		United States Treasury Bill	0.119	02/21/13	14,993

		TOTAL TREASURY DEBT			376,948

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			494,935

		TOTAL SHORT-TERM INVESTMENTS			1,488,702

		(Cost $1,488,681)
		TOTAL INVESTMENTS - 111.4%			12,428,736
		(Cost $11,090,280)
		OTHER ASSETS & LIABILITIES, NET - (11.4)%			(1,267,455)

		NET ASSETS - 100.0%			$11,161,281

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $486,669,000.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2012 the aggregate value of these securities amounted to $248,870,000 or 2.2% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.6%

CERTIFICATE OF DEPOSIT - 3.7%
$50,000,000		Bank of Montreal Chicago	0.150%	10/01/12	$50,000
26,705,000		Bank of Nova Scotia	0.340	12/11/12	26,705
30,000,000		Standard Chartered Bank	0.320	10/12/12	30,000
50,000,000		Standard Chartered Bank	0.510	10/17/12	50,000
50,000,000		Toronto-Dominion Bank	0.165	10/01/12	50,000
50,000,000		Toronto-Dominion Bank	0.170	10/16/12	50,000
25,000,000		Toronto-Dominion Bank	0.160	10/23/12	25,000
30,000,000		Toronto-Dominion Bank	0.170	10/30/12	30,000
25,000,000		Toronto-Dominion Bank	0.170	11/20/12	25,000
50,000,000		Toronto-Dominion Bank	0.165	11/27/12	50,000

		TOTAL CERTIFICATE OF DEPOSIT			386,705

COMMERCIAL PAPER - 30.7%
30,000,000		Australia & New Zealand Banking Group Ltd	0.200	11/08/12	29,994
32,250,000		Australia & New Zealand Banking Group Ltd	0.200	11/09/12	32,243
20,000,000		Bank of Nova Scotia	0.125	10/02/12	20,000
40,000,000		Bank of Nova Scotia	0.205	10/10/12	39,998
30,000,000		Bank of Nova Scotia	0.165	11/05/12	29,995
20,000,000		Bank of Nova Scotia	0.140	11/27/12	19,996
3,500,000		Bank of Nova Scotia	0.190	11/30/12	3,499
8,200,000		Canadian Imperial Holdings, Inc	0.150	10/03/12	8,200
17,700,000		Caterpillar Financial Services Corp	0.150	11/02/12	17,698
7,180,000	y	Coca-Cola Co	0.215	10/02/12	7,180
9,750,000	y	Coca-Cola Co	0.215	10/03/12	9,750
5,900,000	y	Coca-Cola Co	0.230	10/04/12	5,900
9,250,000	y	Coca-Cola Co	0.235	10/16/12	9,249
40,000,000	y	Coca-Cola Co	0.180-0.215	10/23/12	39,995
22,285,000	y	Coca-Cola Co	0.255	11/05/12	22,279
7,750,000	y	Coca-Cola Co	0.240	11/07/12	7,748
10,000,000	y	Coca-Cola Co	0.235	11/08/12	9,998
11,000,000	y	Coca-Cola Co	0.235	11/13/12	10,997
75,000,000	y	Coca-Cola Co	0.200	11/15/12	74,981
16,500,000	y	Coca-Cola Co	0.220	11/19/12	16,495
31,910,000	y	Coca-Cola Co	0.210-0.225	12/19/12	31,895
12,475,000	y	Coca-Cola Co	0.220	12/21/12	12,469
8,500,000	y	Coca-Cola Co	0.210	12/28/12	8,496
40,000,000	y	Coca-Cola Co	0.210	01/15/13	39,975
15,000,000	y	Coca-Cola Co	0.250	01/22/13	14,988
19,250,000	y	Commonwealth Bank of Australia	0.225	11/08/12	19,245
30,000,000	y	Commonwealth Bank of Australia	0.195	11/21/12	29,992
20,000,000	y	Commonwealth Bank of Australia	0.195	11/26/12	19,994
20,990,000	y	Commonwealth Bank of Australia	0.190	11/29/12	20,984
20,945,000	y	Commonwealth Bank of Australia	0.190	11/30/12	20,938
15,000,000	y	Commonwealth Bank of Australia	0.190	12/04/12	14,995

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$19,414,000	y	Fairway Finance LLC	0.190%	10/11/12	$19,413
17,435,000	y	Fairway Finance LLC	0.190	10/19/12	17,433
25,000,000	y	Fairway Finance LLC	0.190	10/22/12	24,997
24,690,000	y	Fairway Finance LLC	0.190	10/29/12	24,686
46,432,000	y	Fairway Finance LLC	0.190-0.200	10/30/12	46,425
15,000,000	y	Fairway Finance LLC	0.190	11/02/12	14,998
25,011,000	y	Fairway Finance LLC	0.190	11/20/12	25,004
25,039,000	y	Fairway Finance LLC	0.330	12/03/12	25,025
44,000,000		General Electric Capital Corp	0.140	10/09/12	43,998
2,755,000		General Electric Capital Corp	0.230	12/10/12	2,754
39,273,000		General Electric Capital Corp	2.800	01/08/13	39,515
50,000,000		General Electric Capital Corp	0.160	01/25/13	49,974
25,000,000		General Electric Capital Corp	0.160	01/29/13	24,987
18,650,000		General Electric Co	0.080	10/11/12	18,650
50,000,000		General Electric Co	0.080	10/16/12	49,998
50,331,000		General Electric Co	5.000	02/01/13	51,100
20,000,000	y	Jupiter Securitization Co LLC	0.240	12/20/12	19,989
23,000,000	y	Liberty Street Funding LLC	0.140-0.170	10/04/12	23,000
20,000,000	y	Liberty Street Funding LLC	0.160	10/11/12	19,999
25,000,000	y	Liberty Street Funding LLC	0.170	10/23/12	24,997
25,000,000	y	Liberty Street Funding LLC	0.220	10/24/12	24,996
11,000,000	y	Liberty Street Funding LLC	0.200	11/06/12	10,998
43,320,000	y	Liberty Street Funding LLC	0.180	11/13/12	43,311
10,000,000	y	Liberty Street Funding LLC	0.200	12/17/12	9,996
3,600,000	y	Nestle Capital Corp	0.160	10/15/12	3,600
10,300,000	y	Nestle Capital Corp	0.140	11/02/12	10,299
50,000,000	y	Nestle Capital Corp	0.100	12/03/12	49,991
5,000,000	y	Nestle Capital Corp	0.310	05/17/13	4,990
20,000,000	y	Old Line Funding LLC	0.190	10/09/12	19,999
21,000,000	y	Old Line Funding LLC	0.200	10/15/12	20,998
10,000,000	y	Old Line Funding LLC	0.200	10/18/12	9,999
45,000,000	y	Old Line Funding LLC	0.200	10/24/12	44,994
5,000,000	y	Old Line Funding LLC	0.200	11/27/12	4,999
30,000,000	y	Old Line Funding LLC	0.200	12/04/12	29,989
20,000,000	y	Old Line Funding LLC	0.200	12/06/12	19,993
3,310,000	y	Old Line Funding LLC	0.200	12/07/12	3,309
32,700,000	y	Old Line Funding LLC	0.230	01/23/13	32,676
11,000,000		PACCAR Financial Corp	0.150	10/04/12	11,000
5,045,000		PACCAR Financial Corp	0.130	10/23/12	5,044
10,850,000		PACCAR Financial Corp	0.190	11/07/12	10,848
22,650,000		PACCAR Financial Corp	0.190	11/14/12	22,645
25,000,000		PACCAR Financial Corp	0.190	12/06/12	24,991
20,000,000	y	Pfizer, Inc	0.105	10/09/12	20,000
25,000,000	y	Pfizer, Inc	0.100	10/11/12	24,999
15,000,000	y	Private Export Funding Corp	0.180	10/02/12	15,000
20,000,000	y	Private Export Funding Corp	0.190	10/12/12	19,999
25,000,000	y	Private Export Funding Corp	0.250	11/19/12	24,992
25,000,000	y	Private Export Funding Corp	0.250	11/26/12	24,990
17,000,000	y	Private Export Funding Corp	0.160	12/04/12	16,995
13,940,000	y	Private Export Funding Corp	0.250	12/18/12	13,933
88,000,000	y	Private Export Funding Corp	0.250	12/20/12	87,951
45,000,000	y	Private Export Funding Corp	0.210	01/18/13	44,971
10,000,000	y	Private Export Funding Corp	0.280	02/08/13	9,990

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$20,000,000	y	Private Export Funding Corp	0.280%	03/22/13	$19,973
50,000,000	y	Procter & Gamble Co	0.140-0.150	10/29/12	49,994
18,000,000	y	Procter & Gamble Co	0.145	11/02/12	17,998
35,000,000	y	Procter & Gamble Co	0.140	11/05/12	34,995
4,298,000	y	Procter & Gamble Co	0.150	11/06/12	4,297
40,141,000	y	Procter & Gamble Co	0.150	11/13/12	40,134
50,000,000	y	Procter & Gamble Co	0.140	11/16/12	49,991
7,250,000	y	Procter & Gamble Co	0.120	11/30/12	7,249
20,000,000	y	Procter & Gamble Co	0.150	12/10/12	19,994
15,000,000		Province of British Columbia Canada	0.195	10/09/12	14,999
40,000,000		Province of British Columbia Canada	0.220	10/18/12	39,996
29,900,000		Province of British Columbia Canada	0.145	10/19/12	29,898
35,000,000		Province of British Columbia Canada	0.110	11/20/12	34,995
9,000,000		Province of Ontario Canada	0.140	10/04/12	9,000
8,140,000		Province of Ontario Canada	0.120-0.140	10/09/12	8,140
39,700,000		Province of Ontario Canada	0.140	10/11/12	39,699
3,350,000		Province of Ontario Canada	0.135	10/12/12	3,350
17,744,000		Province of Ontario Canada	0.150	10/16/12	17,743
8,962,000		Province of Ontario Canada	0.155	10/22/12	8,961
25,000,000		Province of Ontario Canada	0.140	10/30/12	24,997
13,500,000		Province of Ontario Canada	0.155	11/06/12	13,498
12,689,000		Province of Ontario Canada	0.180	11/26/12	12,685
10,000,000		Province of Ontario Canada	0.160	11/29/12	9,997
30,000,000		Province of Ontario Canada	0.165	12/05/12	29,991
17,460,000		Province of Quebec Canada	0.180	10/01/12	17,460
25,000,000		Province of Quebec Canada	0.180	10/04/12	24,999
9,900,000		Province of Quebec Canada	0.170	10/09/12	9,900
21,720,000		Province of Quebec Canada	0.165-0.175	10/10/12	21,719
144,000,000		Province of Quebec Canada	0.180	11/19/12	143,965
44,300,000		Province of Quebec Canada	0.180	11/20/12	44,289
20,000,000		Royal Bank of Canada	0.090	10/29/12	19,999
30,000,000		Standard Chartered Bank	0.340	10/05/12	29,999
12,001,000		Straight-A Funding LLC	0.180	10/02/12	12,001
20,000,000		Straight-A Funding LLC	0.180	10/03/12	20,000
17,512,000		Straight-A Funding LLC	0.180	10/10/12	17,511
25,084,000		Straight-A Funding LLC	0.180	10/11/12	25,083
29,630,000		Straight-A Funding LLC	0.180	10/12/12	29,628
14,543,000		Straight-A Funding LLC	0.180	11/01/12	14,541
20,000,000		Straight-A Funding LLC	0.180	11/02/12	19,997
18,000,000		Straight-A Funding LLC	0.180	11/08/12	17,997
45,780,000		Straight-A Funding LLC	0.180	11/09/12	45,771
50,000,000		Straight-A Funding LLC	0.180	11/28/12	49,985
50,000,000		Straight-A Funding LLC	0.180	12/04/12	49,984
33,650,000		Straight-A Funding LLC	0.180	12/18/12	33,637
20,000,000		Straight-A Funding LLC	0.180	12/20/12	19,992
12,333,000		Thunder Bay Funding LLC	0.180	11/26/12	12,330
30,000,000	y	Toronto-Dominion Holdings USA, Inc	0.150	10/05/12	29,999
2,250,000	y	Unilever Capital Corp	0.190	10/04/12	2,250
75,000,000		US Bank NA	0.210	11/16/12	74,980
30,000,000	y	Variable Funding Capital Co LLC	0.160	10/01/12	30,000
26,640,000	y	Variable Funding Capital Co LLC	0.160	10/1012	26,639
52,610,000	y	Variable Funding Capital Co LLC	0.160-0.200	10/15/12	52,606
10,809,000	y	Variable Funding Capital Co LLC	0.160	10/22/12	10,808

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$30,000,000	y	Variable Funding Capital Co LLC	0.160%	11/06/12	$29,995
50,000,000	y	Wal-Mart Stores, Inc	0.130	10/01/12	50,000
50,000,000	y	Wal-Mart Stores, Inc	0.130	10/02/12	50,000
10,800,000	y	Wal-Mart Stores, Inc	0.100	10/03/12	10,800
20,000,000	y	Wal-Mart Stores, Inc	0.130	10/04/12	20,000
40,000,000	y	Wal-Mart Stores, Inc	0.120	10/05/12	39,999
2,450,000	y	Wal-Mart Stores, Inc	0.120	10/09/12	2,450
10,576,000	y	Wal-Mart Stores, Inc	0.110	10/16/12	10,575
37,140,000	y	Wal-Mart Stores, Inc	0.100	10/22/12	37,138
25,000,000	y	Westpac Banking Corp	0.325	02/08/13	24,971

		TOTAL COMMERCIAL PAPER			3,667,164

GOVERNMENT AGENCY DEBT - 21.9%
10,000,000		Federal Home Loan Bank (FHLB)	0.100	10/02/12	10,000
20,126,000		FHLB	0.110	10/04/12	20,126
48,890,000		FHLB	0.105-0.130	10/10/12	48,889
54,834,000		FHLB	0.125-0.135	10/12/12	54,832
58,239,000		FHLB	0.110-0.130	10/17/12	58,236
115,093,000		FHLB	0.110-0.120	10/19/12	115,086
106,340,000		FHLB	0.050-0.130	10/26/12	106,333
176,197,000		FHLB	0.120-0.135	11/14/12	176,170
80,000,000		FHLB	0.126-0.130	11/21/12	79,985
70,034,000		FHLB	0.125-0.140	11/28/12	70,019
135,000,000		FHLB	0.130-0.132	12/05/12	134,968
60,000,000		FHLB	0.138-0.140	12/07/12	59,984
36,184,000		FHLB	0.130-0.135	12/14/12	36,174
18,000,000		FHLB	0.130	12/26/12	17,994
20,000,000		FHLB	0.165-0.175	01/09/13	19,991
17,065,000		FHLB	0.140	02/20/13	17,056
16,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.145-0.160	10/03/12	16,000
25,000,000		FHLMC	0.075	10/09/12	25,000
39,300,000		FHLMC	0.115-0.140	10/22/12	39,297
92,355,000		FHLMC	0.120-0.125	11/05/12	92,344
8,047,000		FHLMC	0.160	11/09/12	8,046
73,390,000		FHLMC	0.125-0.135	11/13/12	73,378
50,000,000		FHLMC	0.125-0.130	11/26/12	49,990
20,000,000		FHLMC	0.140	11/27/12	19,996
39,317,000		FHLMC	0.130	11/28/12	39,309
50,000,000		FHLMC	0.120	11/29/12	49,990
21,701,000		FHLMC	0.130	12/03/12	21,696
45,100,000		FHLMC	0.137-0.180	12/10/12	45,088
35,000,000		FHLMC	0.120-0.125	12/11/12	34,992
116,100,000		FHLMC	0.125-0.180	12/17/12	116,065
26,430,000		FHLMC	0.130	12/18/12	26,422
50,000,000		FHLMC	0.140-0.180	12/24/12	49,982
25,000,000		FHLMC	0.160	12/26/12	24,990
25,690,000		FHLMC	0.140-0.168	12/27/12	25,680
43,500,000		FHLMC	0.130-0.145	01/03/13	43,485
34,645,000		FHLMC	0.160-0.175	01/07/13	34,630
6,390,000		FHLMC	0.160	01/09/13	6,387
31,420,000		FHLMC	0.168-0.195	01/14/13	31,403
52,055,000		FHLMC	0.125-0.190	01/22/13	52,027
8,406,000		FHLMC	0.160	01/30/13	8,401

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,875,000		FHLMC	0.175%	02/04/13	$1,874
4,500,000		FHLMC	0.145	02/11/13	4,498
42,136,000		FHLMC	0.140-0.145	02/19/13	42,112
25,000,000		FHLMC	0.155	02/25/13	24,984
11,000,000		FHLMC	0.145	02/26/13	10,993
39,000,000		FHLMC	0.145	02/27/13	38,977
17,000,000	i	FHLMC	0.201	11/04/13	17,001
80,000,000		Federal National Mortgage Association (FNMA)	0.135	10/03/12	79,999
35,000,000		FNMA	0.140-0.142	10/15/12	34,998
79,099,000		FNMA	0.120-0.155	10/17/12	79,095
85,060,000		FNMA	0.120-0.135	11/07/12	85,049
80,130,000		FNMA	0.130-0.170	12/12/12	80,107
44,598,000		FNMA	0.130-0.175	12/19/12	44,584
6,800,000		FNMA	0.140	12/26/12	6,798
22,935,000		FNMA	0.155-0.170	01/02/13	22,925
10,999,000		FNMA	0.165-0.180	01/03/13	10,994
25,000,000		FNMA	0.160	01/04/13	24,990
14,325,000		FNMA	0.160-0.175	01/07/13	14,319
17,415,000		FNMA	0.140-0.145	02/20/13	17,405

		TOTAL GOVERNMENT AGENCY DEBT			2,602,143

REPURCHASE AGREEMENT - 1.7%
200,000,000		Credit Suisse First Boston	0.180	10/01/12	200,000

		TOTAL REPURCHASE AGREEMENT			200,000

TREASURY DEBT - 19.2%
62,835,000		United States Treasury Bill	0.109-0.113	10/04/12	62,834
50,000,000		United States Treasury Bill	0.104-0.130	10/11/12	49,998
112,700,000		United States Treasury Bill	0.074-0.143	10/18/12	112,695
51,700,000		United States Treasury Bill	0.050-0.135	10/25/12	51,697
50,000,000		United States Treasury Bill	0.130-0.133	11/01/12	49,994
45,000,000		United States Treasury Bill	0.103-0.135	11/08/12	44,994
10,000,000		United States Treasury Bill	0.141	11/15/12	9,998
22,120,000		United States Treasury Bill	0.104	11/23/12	22,117
75,255,000		United States Treasury Bill	0.078-0.108	12/06/12	75,242
69,495,000		United States Treasury Bill	0.100-0.122	12/13/12	69,479
20,000,000		United States Treasury Bill	0.145	12/20/12	19,994
25,000,000		United States Treasury Bill	0.112	12/27/12	24,993
4,730,000		United States Treasury Bill	0.140	01/03/13	4,728
55,395,000		United States Treasury Bill	0.115-0.132	01/10/13	55,377
23,060,000		United States Treasury Bill	0.100-0.120	01/17/13	23,053
60,000,000		United States Treasury Bill	0.108-0.112	01/24/13	59,979
51,295,000		United States Treasury Bill	0.121-0.152	02/07/13	51,270
52,630,000		United States Treasury Bill	0.118-0.126	02/14/13	52,606
109,585,000		United States Treasury Note	1.375	10/15/12	109,636
145,872,000		United States Treasury Note	0.375	10/31/12	145,899
79,790,000		United States Treasury Note	1.375	11/15/12	79,909
129,297,000		United States Treasury Note	0.500	11/30/12	129,369
82,910,000		United States Treasury Note	1.125	12/15/12	83,073
40,000,000		United States Treasury Note	0.625	12/31/12	40,045
100,370,000		United States Treasury Note	1.375	01/15/13	100,721
100,000,000		United States Treasury Note	0.625	01/31/13	100,148
100,000,000		United States Treasury Note	1.375	02/15/13	100,452

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$100,000,000		United States Treasury Note	0.625%	02/28/13	$100,180
90,000,000		United States Treasury Note	1.375	03/15/13	90,488
46,445,000		United States Treasury Note	0.750	03/31/13	46,577
50,000,000		United States Treasury Note	1.750	04/15/13	50,425
100,000,000		United States Treasury Note	0.625	04/30/13	100,252
52,420,000		United States Treasury Note	1.375	05/15/13	52,804
75,065,000		United States Treasury Note	0.500	05/31/13	75,220
20,545,000		United States Treasury Note	1.000	07/15/13	20,673
4,930,000		United States Treasury Note	0.375	07/31/13	4,938
8,355,000		United States Treasury Note	0.750	08/15/13	8,395

		TOTAL TREASURY DEBT			2,280,252

VARIABLE RATE SECURITIES - 22.4%
5,000,000	i	Federal Farm Credit Bank (FFCB)	0.145	01/08/13	4,998
100,000,000	i	FFCB	0.202	01/28/13	99,966
50,000,000	i	FFCB	0.240	02/01/13	49,996
31,700,000	i	FFCB	0.292	03/15/13	31,696
44,800,000	i	FFCB	0.331	03/28/13	44,800
25,050,000	i	FFCB	0.238	06/12/13	25,052
32,435,000	i	FFCB	0.277	06/26/13	32,450
69,750,000	i	FFCB	0.578	08/19/13	69,719
45,000,000	i	FFCB	0.312	08/26/13	44,980
36,290,000	i	FFCB	0.340	08/26/13	36,287
50,000,000	i	FFCB	0.250	09/23/13	49,990
100,000,000	i	FFCB	0.360	09/23/13	99,996
10,000,000	i	FFCB	0.280	10/15/13	9,991
50,000,000	i	FFCB	0.380	11/01/13	50,000
91,000,000	i	FFCB	0.250	02/10/14	90,975
50,000,000	i	FFCB	0.210	03/13/14	49,991
50,000,000	i	FFCB	0.191	04/16/14	50,000
73,820,000	i	Federal Home Loan Bank (FHLB)	0.130-0.134	10/03/12	73,819
18,380,000	i	FHLB	0.105	10/05/12	18,380
4,800,000	i	FHLB	0.125	10/09/12	4,800
6,100,000	i	FHLB	0.145	10/16/12	6,100
46,575,000	i	FHLB	0.115-0.130	10/24/12	46,572
50,000,000	i	FHLB	0.125	10/31/12	49,995
82,725,000	i	FHLB	0.125-0.160	11/02/12	82,716
74,700,000	i	FHLB	0.127-0.135	11/07/12	74,690
64,300,000	i	FHLB	0.095-0.135	11/09/12	64,292
8,040,000	i	FHLB	0.160	11/13/12	8,038
120,750,000	i	FHLB	0.122-0.130	11/16/12	120,730
15,135,000	i	FHLB	0.125	11/30/12	15,132
2,000,000	i	FHLB	0.145	12/03/12	2,000
49,600,000	i	FHLB	0.135	12/19/12	49,585
50,000,000	i	FHLB	0.131-0.133	12/21/12	49,985
9,400,000	i	FHLB	0.170	01/04/13	9,396
100,000,000	i	FHLB	0.320	02/22/13	100,000
10,000,000	i	FHLB	0.332	03/06/13	10,000
55,000,000	i	FHLB	0.320	03/08/13	54,999
50,000,000	i	FHLB	0.151	03/15/13	49,965
100,000,000	i	FHLB	0.330	08/16/13	100,000
144,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.181	02/04/13	144,481
22,070,000	i	FHLMC	0.178	05/06/13	22,063

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$27,000,000	i	FHLMC	0.181%	06/03/13	$27,002
20,195,000	i	Federal National Mortgage Association (FNMA)	0.115-0.135	10/10/12	20,194
20,000,000	i	FNMA	0.125	10/16/12	19,999
26,500,000	i	FNMA	0.125	11/01/12	26,497
15,650,000	i	FNMA	0.125-0.150	11/14/12	15,647
1,665,000	i	FNMA	0.155	11/28/12	1,665
1,511,000	i	FNMA	0.170	11/29/12	1,511
27,198,000	i	FNMA	0.375	12/28/12	27,212
19,114,000	i	FNMA	0.125-0.155	01/09/13	19,106
28,044,000	i	FNMA	0.130-0.150	01/16/13	28,032
6,130,000	i	FNMA	0.155	01/30/13	6,127
6,400,000	i	FNMA	0.145	02/13/13	6,396
5,500,000	i	FNMA	0.160	02/14/13	5,497
34,600,000	i	FNMA	0.145	02/27/13	34,579
44,700,000	i	FNMA	0.272	03/14/13	44,694
80,290,000	i	FNMA	0.380	10/28/13	80,290
80,000,000	i	FNMA	0.199	06/20/14	79,977
23,000,000	i	Bank of Nova Scotia	0.648	10/26/12	23,005
50,000,000	i	Canadian Imperial Bank of Commerce	0.300	10/09/12	50,000
10,000,000	i	Province of Ontario Canada	0.584	11/19/12	10,004
10,000,000	i	Province of Ontario Canada	1.875	11/19/12	10,022
50,000,000	i	Royal Bank of Canada	0.540	06/07/13	50,000
69,000,000	i	Royal Bank of Canada	0.440	07/15/13	69,000
50,000,000	i	Toronto Dominion Bank	0.306	05/28/13	50,000
10,000,000	i	Toronto-Dominion Bank	0.306	05/30/13	10,000

		TOTAL VARIABLE RATE SECURITIES			2,715,081

		TOTAL SHORT-TERM INVESTMENTS			11,851,345

		(Cost $11,851,345)

		TOTAL INVESTMENTS - 99.6%			11,851,345
		(Cost $11,851,345)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			52,701

		NET ASSETS - 100.0%			$11,904,046

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 09/30/2012, the aggregate value of these securities was $2,056,323,000 or 17.3% of net assets.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investement companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of investments (unaudited)

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2012, there were no material transfers between levels by the Accounts.

As of September 30, 2012, 100% of the value of investments in the Equity Index Account was valued based on Level 1 inputs.

As of September 30, 2012, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Accounts’ investments as of September 30, 2012 (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer discretionary*	$9,684,306	$3,600,291	$377	$13,284,974
Consumer staples*	6,425,701	3,077,070	442	9,503,213
Energy*	7,632,239	3,008,011	4	10,640,254
Financials*	11,619,414	7,339,362	1,341	18,960,117
Health care*	9,072,658	2,266,429	4,723	11,343,810
Industrials*	7,716,492	3,734,569	18	11,451,079
Information technology*	14,231,690	2,265,037	82	16,496,809
Materials*	3,050,538	3,618,213	323	6,669,074
Telecommunication services*	2,084,182	1,388,472	-	3,472,654
Utilities*	2,452,389	1,038,930	-	3,491,319
Corporate bonds	-	3,739	-	3,739
Government bonds	-	304		304
Short-term investments	-	6,003,595	-	6,003,595

Total	$73,969,609	$37,344,022	$7,310	$111,320,941

Global Equities
Australia	$-	$384,649	$-	$384,649
Canada	11,305	573,233	-	584,538
France	-	485,392	-	485,392
Germany	-	524,253	-	524,253
Japan	-	1,049,543	-	1,049,543
Switzerland	3,906	398,989	-	402,895
United Kingdom*	31,229	1,259,507	-	1,290,736
United States	8,097,205	6,677	-	8,103,882
Other*	64,657	1,781,815	-	1,846,472
Short-term investments	-	908,142	-	908,142
Futures**	30	-	-	30

Total	$8,208,332	$7,372,200	$-	$15,580,532

Growth
Consumer discretionary	$2,772,743	$25,288	$-	$2,798,031
Consumer staples	1,487,791	14,900	-	1,502,691
Energy	596,778	10,974	-	607,752
Financials	801,946	-	-	801,946
Health care*	1,926,011	21,672	-	1,947,683
Industrials	1,737,712	-	-	1,737,712
Information technology	4,954,312	26,807	-	4,981,119
Materials	605,535	-	-	605,535
Telecommunication services	224,246	-	-	224,246
Utilities	11,569	-	-	11,569
Short-term investments	148,960	137,991	-	286,951
Futures**	74	-	-	74

Total	$15,267,677	$237,632	$-	$15,505,309

Bond Market
Bank loan obligations	$-	$12,006	$-	$12,006
Corporate bonds	-	4,791,842	-	4,791,842
Government bonds	-	8,626,206	-	8,626,206
Structured assets	-	655,900	-	655,900
Preferred stocks	1,729	-	-	1,729
Short-term investments	-	3,125,551	-	3,125,551
Swaps**	-	(237)	-	(237)

Total	$1,729	$17,211,268	$-	$17,212,997

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of investments (unaudited)

Account	Level 1	Level 2	Level 3	Total

Social Choice
Consumer discretionary	$618,166	$154,499	$-	$772,665
Consumer staples	468,012	150,722	-	618,734
Energy	469,376	154,395	-	623,771
Financials	1,034,008	334,290	-	1,368,298
Health care	595,624	126,397	-	722,021
Industrials	573,911	197,990	-	771,901
Information technology	908,853	51,443	-	960,296
Materials	264,948	182,364	-	447,312
Telecommunication services	90,335	72,775	-	163,110
Utilities	235,857	67,188	-	303,045
Corporate bonds	-	1,414,506	-	1,414,506
Government bonds	-	2,604,029	-	2,604,029
Structured assets	-	170,346	-	170,346
Short-term investments	-	1,488,702	-	1,488,702

Total	$5,259,090	$7,169,646	$-	$12,428,736

* Includes American Depositary Receipts at Level 1.
** Derivatives instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At September 30, 2012, the Accounts held the following open futures contracts (amounts are in thousands):

Account	Futures	Number of contracts ‡	Market value	Expiration date	Unrealized gain (loss)

Global Equities	CME E-mini S&P 500 Index	396	$28,397	December 2012	$30

Growth	CME E-mini S&P 500 Index	974	69,846	December 2012	74

‡ Number of contracts are not in thousands.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of investments (unaudited)

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Accounts invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies.

At September 30, 2012, open credit default swap contracts sold by the Accounts were as follows:

Account	Reference entity	Counterparty	Maturity date	Fixed payments received by fund per annum	Implied credit spread at September 30, 2012 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)

CREF Bond	Federative Republic of Brazil	UBS AG.	September 20, 2022	1.00%	1.49%	$5,500	$(327)	$90

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the 1940 Act. Additionally, investments in other investment companies advised by TIAA-CREF Investment Management, LLC, or its affiliates, are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

Issue	Value at December 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholding expense	Shares at September 30, 2012	†	Value at September 30, 2012

Stock Account
Japan Asia Investment Co Ltd	$5,945	$-	$-	$-	$-	$-	8,823,000		$5,319
Jarden Corp	189,311	11,652	161,079	49,884	546	-	*		-
MPM Bioventures II	3,535	-	-	-	-	-	22,167,242		3,796
Skyline Venture Fund II Ltd	244	-	-	-	-	-	4,254,176		246
Stroer Out of Home Media AG.	53,978	250	35,302	(24,024)	-	-	*		-
Vanda Pharmaceuticals, Inc	6,855	-	4,328	(7,788)	-	-	*		-

	$259,868	$15,083	$200,805	$18,072	$546	$-			$9,361

Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities	$194,557	$240,978	$286,575	$-	$2,460	$-	148,959,956		$148,960

Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities	$256,854	$143,201	$81,249	$-	$4,516	$-	318,805,648		$318,806

* Not an affiliate investment as of September 30, 2012.

† Shares are not in thousands

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of investments (unaudited)

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by an Account will generally be invested in high-quality short-term instruments or in one or more Accounts maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the note seeks to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At September 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (amounts are in thousands):

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of investments (unaudited)

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Stock	$15,243,360	$(3,787,011)	$11,456,349
Global Equities	1,785,057	(403,778)	1,381,279
Growth	3,047,573	(204,652)	2,842,921
Equity Index	4,361,395	(1,127,504)	3,233,891
Bond Market	751,845	(66,374)	685,471
Inflation-Linked Bond	1,620,191	-	1,620,191
Social Choice	1,715,765	(377,309)	1,338,456

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: November 20, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 20, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: November 20, 2012	By:	/s/ Virginia M. Wilson

Virginia M. Wilson
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer